As filed with the Securities and Exchange Commission on October 28, 2016

1933 Act Registration No. 033-87762

1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 81	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 82	☒

HC Capital Trust

(Exact Name of Registrant as Specified in Charter)

Five Tower Bridge, 300 Barr Harbor, Suite 500

West Conshohocken, PA 19428-2970

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 610-828-7200

Copies of communications to:

Michael P. O’Hare, Partner Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	(With Copy To): Marguerite C. Bateman, Partner Schiff Hardin LLP 901 K Street NW Suite 700 Washington, DC 20001
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On November 1, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	On (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Ticker Symbol
The Value Equity Portfolio	HCVPX
The Institutional Value Equity Portfolio	HCEIX
The Growth Equity Portfolio	HCGWX
The Institutional Growth Equity Portfolio	HCIWX
The Small Capitalization – Mid Capitalization Equity Portfolio	HCSAX
The Institutional Small Capitalization – Mid Capitalization Equity Portfolio	HCISX
The Real Estate Securities Portfolio	HCRSX
The Commodity Returns Strategy Portfolio	HCCAX
The International Equity Portfolio	HCIAX
The Institutional International Equity Portfolio	HCITX
The Emerging Markets Portfolio	HCEPX
The Core Fixed Income Portfolio	HCFNX
The Fixed Income Opportunity Portfolio	HCFOX
The U.S. Government Fixed Income Securities Portfolio	HCUAX
The Inflation Protected Securities Portfolio	HCPAX
The U.S. Corporate Fixed Income Securities Portfolio	HCXAX
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCAAX
The Short-Term Municipal Bond Portfolio	HCSTX
The Intermediate Term Municipal Bond Portfolio	HCIBX
The Intermediate Term Municipal Bond II Portfolio	HCBAX

HC Advisors Shares

November 1, 2016

The Securities and Exchange Commission

and the Commodity Futures Trading Commission have not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.

Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

For More Information	Back Cover

The Value Equity Portfolio

Investment Objective

The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.19%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.54%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$55
3 Years	$173
5 Years	$302
10 Years	$677

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 66.86% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.0 billion and $26.3 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds (“ETFs”) that invest in equity securities. The Portfolio may also invest in option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

2

The Value Equity Portfolio (continued)

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

3

The Value Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

•

Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities,

4

The Value Equity Portfolio (continued)

including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•	Risks Associated with Investments in Derivatives. The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

5

The Value Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 10.77%.

Best quarter:	1st Qtr. 2013	13.00%
Worst quarter:	3rd Qtr. 2011	-17.06%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The Value Equity Portfolio
HC Advisors Shares
– Before Taxes	-2.80%	10.61%	13.59%
– After Taxes on Distributions	-4.29%	9.85%	12.84%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.36%	8.42%	10.95%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	14.36%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

6

The Value Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence Capital Management LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates, LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein:    Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009. Cem Inal has co-managed the portion of the Portfolio allocated to AllianceBernstein since March, 2016.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy):    Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014 and Perry Li, CFA, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since June, 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

7

The Institutional Value Equity Portfolio

Investment Objective

The investment objective of The Institutional Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.19%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.54%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$55
3 Years	$173
5 Years	$302
10 Years	$677

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 67.08% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.0 billion and $26.3 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

8

The Institutional Value Equity Portfolio (continued)

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

9

The Institutional Value Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

•

Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the

10

The Institutional Value Equity Portfolio (continued)

foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use

11

The Institutional Value Equity Portfolio (continued)

of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

12

The Institutional Value Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 10.62%.

Best quarter:	1st Qtr. 2013	13.08%
Worst quarter:	3rd Qtr. 2011	-16.85%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The Institutional Value Equity Portfolio
HC Advisors Shares
– Before Taxes	-2.89%	10.75%	13.87%
– After Taxes on Distributions	-6.52%	7.53%	10.83%
– After Taxes on Distributions and Sale of Portfolio Shares	0.34%	8.04%	10.72%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	14.36%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

13

The Institutional Value Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

AllianceBernstein, Cadence Capital Management LLC (“Cadence”) Mellon Capital Management Corporation (“Mellon Capital”) Parametric Portfolio Associates (“Parametric”), and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein:    Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Cem Inal has co-managed the portion of the Portfolio allocated to AllianceBernstein since March, 2016.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy):    Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014 and Perry Li, CFA, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since June, 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

PIMCO:    Sudi Mariappa has managed the portion of the Portfolio allocated to PIMCO since January, 2015.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

14

The Growth Equity Portfolio

Investment Objective

The investment objective of The Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.22%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.56%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 38.90% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.0 billion and $26.3 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

15

The Growth Equity Portfolio (continued)

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

16

The Growth Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings,

especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial

17

The Growth Equity Portfolio (continued)

information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market

18

The Growth Equity Portfolio (continued)

segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

19

The Growth Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 7.62%.

Best quarter:	1st Qtr. 2012	15.13%
Worst quarter:	3rd Qtr. 2011	-11.77%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The Growth Equity Portfolio
HC Advisors Shares
– Before Taxes	8.07%	13.71%	17.13%
– After Taxes on Distributions	2.67%	12.30%	15.79%
– After Taxes on Distributions and Sale of Portfolio Shares	8.94%	10.99%	13.97%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	17.21%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

20

The Growth Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison:    Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since January, 2005.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy):    Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014 and Perry Li, CFA, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since June, 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

SGA:    George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since June, 2006.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

21

The Institutional Growth Equity Portfolio

Investment Objective

The investment objective of The Institutional Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.54%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$55
3 Years	$173
5 Years	$302
10 Years	$677

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 37.43% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.0 billion and $26.3 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s

22

The Institutional Growth Equity Portfolio (continued)

policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

23

The Institutional Growth Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market

24

The Institutional Growth Equity Portfolio (continued)

practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may

25

The Institutional Growth Equity Portfolio (continued)

not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

26

The Institutional Growth Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

*	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 7.82%.

Best quarter:	1st Qtr. 2012	15.28%
Worst quarter:	3rd Qtr. 2011	-12.50%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The Institutional Growth Equity Portfolio
HC Advisors Shares
– Before Taxes	8.08%	13.82%	17.25%
– After Taxes on Distributions	3.07%	11.18%	14.77%
– After Taxes on Distributions and Sale of Portfolio Shares	8.41%	10.91%	13.91%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	17.21%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

27

The Institutional Growth Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”) and Sustainable Growth Advisors LP (“SGA”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison:    Kathleen A. McCarragher has managed the portion of the Portfolio allocated to Jennison since August, 2008.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy):    Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014 and Perry Li, CFA, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since June, 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

PIMCO:    Sudi Mariappa has managed the portion of the Portfolio allocated to PIMCO since January, 2015.

SGA:    George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

28

The Small Capitalization – Mid Capitalization Equity Portfolio

Investment Objective

The investment objective of The Small Capitalization – Mid Capitalization Equity Portfolio is to provide long-term capital appreciation.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.67%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.05%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 48.89% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities of small capitalization and mid-capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, a diversified investment company, is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” and/or “mid cap” issuers. The Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. As of the date of this Prospectus, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $133 million and $26.3 billion.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

29

The Small Capitalization – Mid Capitalization Equity Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

30

The Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the

31

The Small Capitalization – Mid Capitalization Equity Portfolio (continued)

derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

32

The Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Small Capitalization – Mid Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 8.95%.

Best quarter:	4th Qtr. 2011	13.84%
Worst quarter:	3rd Qtr. 2011	-21.02%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The Small Capitalization – Mid Capitalization Equity Portfolio
HC Advisors Shares
– Before Taxes	-4.40%	9.73%	14.55%
– After Taxes on Distributions	-4.40%	9.65%	14.46%
– After Taxes on Distributions and Sale of Portfolio Shares	-2.49%	7.72%	11.80%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	9.19%	14.22%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

33

The Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence Capital Management LLC (“Cadence”), Advisory Research, Inc. (“Advisory Research”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel:    David M. Maley, lead portfolio manager, and Kenneth E. Kuhrt, portfolio manager, have managed the portion of the Portfolio allocated to Ariel since February, 2014.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Advisory Research:    Andrew S. Cupps has managed the portfolio of the Portfolio allocated to Advisory Research since June, 2011*.

* Includes Mr. Cupps’ services with a previous Investment Subadviser.

Frontier:    Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995. Andrew Bennett has managed the portion of the Portfolio allocated to Frontier since January 2014.

IronBridge:    Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Pzena:    Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010 and Evan Fox has co-managed the portion of the Portfolio allocation to Pzena since August 2015.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

34

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio

Investment Objective

The investment objective of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio is to provide long-term capital appreciation.

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.61%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.96%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$98
3 Years	$306
5 Years	$531
10 Years	$1,178

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance During the most recent fiscal year, the Portfolio’s turnover was 52.38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities of small-capitalization and mid-capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, a diversified investment company, is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” and/or “mid cap” issuers. The Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. As of July 31, 2016, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $133 million and $26.3 billion.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

35

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

36

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the

37

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

38

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Institutional Small Capitalization – Mid Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 8.64%.

Best quarter:	1st Qtr. 2012	14.85%
Worst quarter:	3rd Qtr. 2011	-20.63%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The Institutional Small Capitalization – Mid Capitalization Equity Portfolio
HC Advisors Shares
– Before Taxes	-3.35%	9.45%	14.24%
– After Taxes on Distributions	-4.70%	7.58%	12.45%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.79%	7.33%	11.38%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	9.19%	14.22%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

39

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence Capital Management LLC (“Cadence”), Advisory Research, Inc. (“Advisory Research”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel:    David M. Maley, lead portfolio manager, and Kenneth E. Kuhrt, portfolio manager, have managed the portion of the Portfolio allocated to Ariel since February, 2014.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Advisory Research:    Andrew S. Cupps has managed the portion of the Portfolio allocated to Advisory Research since June, 2011*.

* Includes Mr. Cupps’ services with a previous Investment Subadviser.

Frontier:    Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since August, 2008. Andrew Bennett has managed the portion of the Portfolio allocated to Frontier since January 2014.

IronBridge:    Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since August, 2008, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA,, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Pzena:    Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010 and Evan Fox has co-managed the portion of the Portfolio allocation to Pzena since August 2015.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

40

The Real Estate Securities Portfolio

Investment Objective

The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.68%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.03%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$105
3 Years	$328
5 Years	$569
10 Years	$1,259

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 51.03% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in fixed income securities, including debt securities, mortgage-backed securities and high yield debt (“junk bonds”). The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

41

The Real Estate Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•

Non-Diversification Risk – The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Real Estate Investing Risk.

•	Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the

42

The Real Estate Securities Portfolio (continued)

performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. To the extent that the Portfolio invests in REITs and real estate partnerships, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired REITs and real estate partnerships. Investments in REITs and real estate partnerships (if any) may cause a greater portion of the Portfolio’s distributions to be taxable as ordinary income.

•

Industry Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the

U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their

43

The Real Estate Securities Portfolio (continued)

obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Risks Associated with Investments in Derivatives. The Portfolio is permitted to invest in derivative instruments,

including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

44

The Real Estate Securities Portfolio (continued)

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

45

The Real Estate Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010 through December 31, 2012. Because the Portfolio’s HC Advisors Shares were redeemed in full on May 5, 2013 and no shares of the Portfolio’s HC Advisors Shares have since been sold, no performance information for 2013 and 2014 is shown in the bar chart (as the Portfolio was not active for a full calendar year in either 2013 or 2014) or for the period from January 1, 2016 through September 30, 2016. The performance table shows the average annual total returns for the since inception period ended December 31, 2013 based on the actual one-year return and since inception annualized return calculated at April 30, 2013 and do not reflect the period of time when sales of shares and operations for the Portfolio’s HC Advisors Shares were active from May 1, 2013 through May 5, 2013. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index and includes index performance during the period when the Portfolio’s HC Advisors Shares were inactive. Accordingly, the Portfolio’s performance in the bar chart and table may not be comparable to the performance of other mutual funds. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30. No performance information is shown for 2013, 2014, 2015 calendar years and for the period from January 1, 2016 through September 30, 2016 because the Portfolio was inactive for each of those periods.

Best quarter:	4th Qtr. 2011	15.07%
Worst quarter:	3rd Qtr. 2011	-14.48%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

Average Annual Total Returns

(for the periods ended 12/31/15*)

	One Year	Since July 6, 2010
The Real Estate Securities Portfolio
HC Advisors Shares
– Before Taxes	N/A	23.07	%**
– After Taxes on Distributions	N/A	16.71	%**
– After Taxes on Distributions and Sale of Portfolio Shares	N/A	18.77	%**
Dow-Jones US Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	N/A	16.10%
Dow-Jones US Select Real Estate Securities Index (periods ended April 30, 2013)	N/A	24.64	%**

* HC Advisors Shares’ returns are calculated at April 30, 2013 and do not reflect the period when the Portfolio was active from May 1, 2013 through May 5, 2013. No performance information is shown for the HC Advisors Shares’ and the Index’s one-year return shown in the table because the Portfolio was inactive for the 2015 calendar year. Index return since inception excludes performance during the period when the Portfolio’s HC Advisors Shares were inactive.

** Represents annualized return from July 6, 2010 through April 30, 2013.

46

The Real Estate Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA,, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Wellington Management:    Bradford D. Stoesser has managed the portion of the Portfolio allocated to Wellington Management since September 2010.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

47

The Commodity Returns Strategy Portfolio

Investment Objective

The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.

Fees and Expenses

The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.29%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.68%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$69
3 Years	$218
5 Years	$379
10 Years	$847

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 130.01% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio

48

The Commodity Returns Strategy Portfolio (continued)

may invest in commodity swap, interest rate swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

49

The Commodity Returns Strategy Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Commodity-Related Investing Risks. Investment in commodity-related securities involves the following risks:

•

Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

50

The Commodity Returns Strategy Portfolio (continued)

•

Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

•

Industry Concentration Risk – The Portfolio concentrates its investments in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

•

Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

•

Commodity-Related Investment Tax Risk – The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Portfolio from certain commodity-linked derivatives was treated as non-qualifying income, the Portfolio might fail to qualify as a regulated investment company and be subject to federal income tax at the Portfolio level. Should the Internal Revenue Service (“IRS”) issue guidance, or Congress enact legislation, that adversely affects the tax treatment of commodity-linked derivative instruments or the Subsidiaries, it could, among other consequences, limit the Portfolio’s ability to pursue its investment strategy. For example, in September, 2016, the IRS released guidance stating that it would no longer issue rulings on any matter relating to the treatment of an entity as a Regulated Investment Company (“RIC”) if the matter would require a determination of whether a financial instrument or position is a security under the 1940 Act. To date, the Portfolio has not invested in any commodity-linked notes or other commodity-linked derivatives at the Portfolio level, although it retains the ability to make such investments in the future provided that such investments will not disqualify it for tax treatment as a RIC (or unless the Board determines that such disqualification is in the best interests of shareholders).

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the

51

The Commodity Returns Strategy Portfolio (continued)

United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

•	Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and

52

The Commodity Returns Strategy Portfolio (continued)

may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

53

The Commodity Returns Strategy Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Commodity Returns Strategy Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 17.93%.

Best quarter:	3rd Qtr. 2012	9.60%
Worst quarter:	3rd Qtr. 2011	-20.69%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since July 6, 2010
The Commodity Returns Strategy Portfolio
HC Advisors Shares
– Before Taxes	-20.57%	-9.89	-4.25%
– After Taxes on Distributions	-20.94%	-10.19%	-4.60%
– After Taxes on Distributions and Sale of Portfolio Shares	-11.33%	-7.04%	-3.05%
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)	-24.66%	-13.47%	-7.92%
50% Bloomberg Commodity Index Total Return & 50% MSCI ACWI Commodity Producers Index (reflects no deduction for fees, expenses or taxes)	-25.01%	-11.40%	-5.43%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

54

The Commodity Returns Strategy Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”), Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

PIMCO:    Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

Vaughan Nelson:    Steve Henriksen, Charles Ellis, Portfolio Manager and Blanca Garza-Bianco have co-managed the portion of the Portfolio allocated to Vaughan Nelson since March 2016.

Wellington Management:    Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June 2010. David Chang has managed a portion of the Portfolio allocated to Wellington Management since April 2011.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

55

The International Equity Portfolio

Investment Objective

The investment objective of The International Equity Portfolio is to maximize total return.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.27%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.66%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$67
3 Years	$211
5 Years	$368
10 Years	$822

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 42.41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Under normal circumstances, the Portfolio will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40% of the Portfolio’s net assets will provide exposure to investments that are economically tied to non-U.S. countries. Although the Portfolio, a diversified investment company, may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

56

The International Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more

57

The International Equity Portfolio (continued)

costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

58

The International Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 4.68%.

Best quarter:	1st Qtr. 2012	14.43%
Worst quarter:	3rd Qtr. 2011	-21.29%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The International Equity Portfolio
HC Advisors Shares
– Before Taxes	-3.82%	4.44%	7.84%
– After Taxes on Distributions	-6.41%	2.92%	6.40%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.25%	3.61%	6.35%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-0.81%	3.60%	6.97%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

59

The International Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan Partners”), Cadence Capital Management LLC (“Cadence”), Causeway Capital Management LLC (“Causeway”), City of London Investment Management Company Limited (“CLIM”), Parametric Portfolio Associates (“Parametric”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan Partners:    Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan Partners since July, 1999. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan Partners since February, 2012.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

Causeway:    Sarah H. Ketterer, Harry W. Hartford, James A. Doyle and Jonathan P. Eng have co-managed that portion of the Portfolio allocated to Causeway since December, 2006, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013, and Ellen Lee has co-managed that portion of the Portfolio allocated to Causeway since January 2015.

CLIM:    Michael Edmonds, James Millward, and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

60

The Institutional International Equity Portfolio

Investment Objective

The investment objective of The Institutional International Equity Portfolio is to maximize total return.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.26%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.61%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$195
5 Years	$340
10 Years	$762

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 43.96% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Under normal circumstances, the Portfolio will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40% of the Portfolio’s net assets will provide exposure to investments that are economically tied to non-U.S. countries. Although the Portfolio, a diversified investment company, may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in a foreign currency and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

61

The Institutional International Equity Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

62

The Institutional International Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

63

The Institutional International Equity Portfolio (continued)

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

64

The Institutional International Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

*	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 5.08%.

Best quarter:	1st Qtr. 2012	14.01%
Worst quarter:	3rd Qtr. 2011	-20.89%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The Institutional International Equity Portfolio
HC Advisors Shares
– Before Taxes	-3.21%	4.63%	7.99%
– After Taxes on Distributions	-5.16%	2.95%	6.39%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.58%	3.66%	6.38%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-0.81%	3.60%	6.97%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

65

The Institutional International Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan Partners”), Cadence Capital Management LLC (“Cadence”), Causeway Capital Management LLC (“Causeway”), City of London Investment Management Company Limited (“CLIM”), Lazard Asset Management LLC (“Lazard”), Parametric Portfolio Associates (“Parametric”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan Partners:    Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan Partners since November, 2009. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan Partners since February, 2012.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

Causeway:    Sarah H. Ketterer, Harry W. Hartford, James A. Doyle and Jonathan P. Eng have co-managed that portion of the Portfolio allocated to Causeway since November, 2009, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013, and Ellen Lee has co-managed that portion of the Portfolio allocated to Causeway since January 2015.

CLIM:    Michael Edmonds, James Millward and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Lazard:    Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have co-managed the portion of the Portfolio allocated to Lazard since September, 2011.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA,, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

66

The Emerging Markets Portfolio

Investment Objective

The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.85%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 40.02% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in emerging market countries. The Portfolio, a diversified investment company, invests primarily in the Morgan Stanley Capital International® Emerging Markets Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the

67

The Emerging Markets Portfolio (continued)

Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Additionally, a portion of the Portfolio may be managed using a more “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

68

The Emerging Markets Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

69

The Emerging Markets Portfolio (continued)

•

China Risk.    In addition to the risks listed above under “Emerging Market Securities,” investing in China presents additional risks including confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978. Chinese authorities may intervene in the China securities market and halt or suspend trading of securities for short or even longer periods of time. Recently, the China securities market has experienced considerable volatility and been subject to relatively frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, which could include securities held by a Portfolio.

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist

Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

70

The Emerging Markets Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 17.60%.

Best quarter:	1st Qtr. 2012	13.33%
Worst quarter:	3rd Qtr. 2011	-24.17%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The Emerging Markets Portfolio
HC Advisors Shares
– Before Taxes	-16.88%	-6.49%	-2.03%
– After Taxes on Distributions	-17.32%	-7.01%	-2.60%
– After Taxes on Distributions and Sale of Portfolio Shares	-9.10%	-4.66%	-1.39%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-14.92%	-4.81%	-0.44%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

71

The Emerging Markets Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence Capital Management LLC (“Cadence”), City of London Investment Management Company Limited (“CLIM”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and RBC Global Asset Management (UK) Limited (“RBC GAM”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM:    Warren Skillman has managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

CLIM:    Barry Olliff, Mark Dwyer and Oliver Marschner have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric(Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

RBC GAM:    Philippe Langham, ACA, and Laurence Bensafi, CFA, have managed the portion of the Portfolio allocated to RBC since July, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

72

The Core Fixed Income Portfolio

Investment Objective

The investment objective of The Core Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.55%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 58.47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, invests predominantly in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio, a diversified investment company, may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Aggregate Bond Index, which range, as of June 30, 2016, was between five and ten years. The weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index as of June 30, 2016 was

73

The Core Fixed Income Portfolio (continued)

7.77 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

74

The Core Fixed Income Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

High Turnover Risk – High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income and does not retain its character as short-term capital gain in the hands of a shareholder.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing

75

The Core Fixed Income Portfolio (continued)

its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. Portfolio dividends derived from certain “private activity” municipal securities generally will constitute an item of tax preference includable in alternative minimum taxable income for both corporate and non-corporate taxpayers.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•	Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in

76

The Core Fixed Income Portfolio (continued)

government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

77

The Core Fixed Income Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 6.26%.

Best quarter:	3rd Qtr. 2011	4.15%
Worst quarter:	2nd Qtr. 2013	-2.64%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The Core Fixed Income Portfolio
HC Advisors Shares
– Before Taxes	-0.04%	3.01%	2.87%
– After Taxes on Distributions	-1.32%	1.68%	1.49%
– After Taxes on Distributions and Sale of Portfolio Shares	0.10%	1.90%	1.79%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	3.14%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

78

The Core Fixed Income Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Agincourt Capital Management, LLC (“Agincourt”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Agincourt:    L. Duncan Buoyer, CFA and B. Scott Marshall, CFA have co-managed the Portfolio since March, 2015

Mellon Capital:    Gregg Lee has co-managed the Portfolio since December, 2010 and Paul Benson has co-managed the portion of the Portfolio allocated to Mellon Capital since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

79

The Fixed Income Opportunity Portfolio

Investment Objective

The investment objective of The Fixed Income Opportunity Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds.”

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.33%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.12%
Total Annual Portfolio Operating Expenses*	0.76%

*	Restated to reflect current fees

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$78
3 Years	$243
5 Years	$422
10 Years	$942

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 66.76% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s total assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have

80

The Fixed Income Opportunity Portfolio (continued)

varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2016, was between 2 and 12 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

81

The Fixed Income Opportunity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – The value of fixed income securities held in the Portfolio, including

U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

82

The Fixed Income Opportunity Portfolio (continued)

•

Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

•

Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Emerging Markets Risk – Risks associated with foreign investments, including option and futures

83

The Fixed Income Opportunity Portfolio (continued)

contracts, may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks

•

REIT Risk – REIT prices may fall because of the failure of borrowers to pay their loans and/or poor management. The value of REITs may also be affected by increases in property taxes and changes in tax laws and interest rates.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

84

The Fixed Income Opportunity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 9.14%.

Best quarter:	1st Qtr. 2012	5.30%
Worst quarter:	3rd Qtr. 2011	-6.65%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since July 6, 2010
The Fixed Income Opportunity Portfolio
HC Advisors Shares
– Before Taxes	-2.17%	5.25%	6.87%
– After Taxes on Distributions	-4.58%	2.45%	3.97%
– After Taxes on Distributions and Sale of Portfolio Shares	-1.12%	2.97%	4.22%
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	-2.72%	5.44%	6.61%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

85

The Fixed Income Opportunity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA has managed the Portfolio since June, 2013. Brad Conger, CFA has managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Western Asset Management Company (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

CLIM:    James Millward, Michael Edmonds and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since November, 2014.

Fort Washington:    Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012. Garrick Bauer has also co-managed this portion of the Portfolio since March, 2016.

Mellon Capital:    John DiRe, Manual Hayes and Stephanie Shu have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and Paul Benson has co-managed the portion of the Portfolio allocated to Mellon Capital since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016.

Parametric(Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Western Asset:    S. Kenneth Leech, Anup Agarwal and Harris Trifon have managed the portion of the Portfolio allocated to Western since July, 2014.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

86

The U.S. Government Fixed Income Securities Portfolio

Investment Objective

The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.44%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$45
3 Years	$141
5 Years	$246
10 Years	$555

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 50.10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index, which was 7.52 years as of June 30, 2016. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

87

The U.S. Government Fixed Income Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

88

The U.S. Government Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The U.S. Government Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. A full calendar year of performance is not yet available for the HC Advisors Shares class. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been adjusted, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 4.34%.

Best quarter:	3rd Qtr. 2011	5.82%
Worst quarter:	2nd Qtr. 2013	-1.97%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since December 6, 2010
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
– Before Taxes	0.73%	2.54%	2.27%
– After Taxes on Distributions	-0.14%	1.71%	1.45%
– After Taxes on Distributions and Sale of Portfolio Shares	0.56%	1.70%	1.50%
Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses or taxes)	0.86%	2.77%	2.49%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

89

The U.S. Government Fixed Income Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions (the “Adviser”) serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Mellon Capital Management Corporation (“Mellon Capital”) is the Specialist Manager for the Portfolio.

Portfolio Managers

Mellon Capital:    Gregg Lee has co-managed the Portfolio since December, 2010 and Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers has also co-managed the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

90

The Inflation Protected Securities Portfolio

Investment Objective

The investment objective of The Inflation Protected Securities Portfolio is to provide inflation protection and income consistent with investment in inflation-indexed securities.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.09%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.40%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$41
3 Years	$128
5 Years	$224
10 Years	$505

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20.88% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of June 30, 2016, was between one and twenty years. The weighted average maturity of the Barclays US TIPS Index as of June 30, 2016 was 8.71 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries.

91

The Inflation Protected Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Deflation Risk – Deflation risk is the possibility that prices throughout the economy decline over time – the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses.

•

Inflation Indexed Bonds Risk – The principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

•

Inflation Indexed Bonds Tax Risk – Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In

92

The Inflation Protected Securities Portfolio (continued)

order to pay such distributions, the Portfolio may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

•

Non-Investment-Grade Securities – Non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3/P-2 by Moody’s Investors Service, Inc. (Moody’s) or below BBB–/A-2 by Standard & Poor’s) or are determined to be of comparable quality by the fund’s advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and they will generally involve more credit risk than securities in the investment-grade categories. Non-investment-grade securities generally provide greater income and opportunity for capital appreciation than higher quality securities, but they also typically entail greater price volatility and principal and income risk.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

93

The Inflation Protected Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Inflation Protected Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on April 3, 2014. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 7.16%.

Best quarter:	1st Qtr. 2015	1.20%
Worst quarter:	3rd Qtr. 2015	-1.20%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Since April 3, 2014
The Inflation Protected Securities Portfolio
HC Advisors Shares
– Before Taxes	-1.81%	-0.24%
– After Taxes on Distributions	-1.89%	-0.66%
– After Taxes on Distributions and Sale of Portfolio Shares	-1.03%	-0.37%
Barclays Capital U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes)	-1.44%	0.34%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

94

The Inflation Protected Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since its inception in February 2014. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Mellon Capital Management Corporation (“Mellon Capital”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Mellon Capital:    Wyatt Cerny has co-managed the Portfolio since the Portfolio’s inception in February 2014 and Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers has also co-managed the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

95

The U.S. Corporate Fixed Income Securities Portfolio

Investment Objective

The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Acquired Fund Fees and Expense	0.01%
Total Annual Portfolio Operating Expenses	0.44%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$45
3 Years	$141
5 Years	$246
10 Years	$555

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 64.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general, the Portfolio invests predominantly in investment grade fixed income securities and will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Corporate Investment Grade Index, which range, as of June 30, 2016, was between one and twenty years. The weighted average maturity of the Barclays Capital U.S. Corporate Investment Grade Index as of June 30, 2016 was 10.90 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

96

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S.

Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In

97

The U.S. Corporate Fixed Income Securities Portfolio (continued)

addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S.

governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

98

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The U.S. Corporate Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. A full calendar year of performance is not yet available for the HC Advisors Shares class. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been adjusted, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 9.21%.

Best quarter:	3rd Qtr. 2011	4.37%
Worst quarter:	2nd Qtr. 2013	-4.03%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since December 6, 2010
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
– Before Taxes	-1.12%	4.03%	3.78%
– After Taxes on Distributions	-2.86%	2.30%	2.08%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.38%	2.51%	2.33%
Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)	-0.68%	4.53%	4.37%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

99

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Agincourt Capital Management LLC (“Agincourt”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers

Agincourt:    L. Duncan Buoyer, CFA and B. Scott Marshall, CFA have co-managed the Portfolio since March, 2015.

Mellon Capital:    John DiRe, and Manuel Hayes have co-managed the Portfolio since August 2013 and Paul Benson has co-managed the portion of the Portfolio allocated to Mellon Capital since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

100

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Investment Objective

The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses	0.46%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$47
3 Years	$148
5 Years	$258
10 Years	$579

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 15.24% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests predominantly in publicly issued, investment grade U.S. mortgage and asset backed securities and, in general, seeks to maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. Income from MBS, ABS, CMO, REMIC and SMBS investments of the Portfolio will be taxed as ordinary income when distributed to shareholders unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Securitized Index, which has a weighted average maturity of 5.00 years as of June 30, 2016 and can vary between three and eight years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

101

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

102

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

103

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. A full calendar year of performance is not yet available for the HC Advisors Shares class. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been adjusted, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 3.36%.

Best quarter:	2nd Qtr. 2011	2.25%
Worst quarter:	2nd Qtr. 2013	-1.91%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since December 6, 2010
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
– Before Taxes	1.06%	2.69%	2.55%
– After Taxes on Distributions	-0.15%	1.43%	1.31%
– After Taxes on Distributions and Sale of Portfolio Shares	0.60%	1.54%	1.45%
Barclays Capital U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)	1.47%	3.02%	2.89%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

104

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Mellon Capital Management Corporation (“Mellon Capital”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Mellon Capital:    Gregg Lee has co-managed the Portfolio since December, 2012 and Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers has also co-managed the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

105

The Short-Term Municipal Bond Portfolio

Investment Objective

The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.57%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$58
3 Years	$183
5 Years	$318
10 Years	$714

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 38.47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal bonds.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

106

The Short-Term Municipal Bond Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the

107

The Short-Term Municipal Bond Portfolio (continued)

exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•	Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

108

The Short-Term Municipal Bond Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on March 1, 2006. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. A full calendar year of performance is not yet available for the HC Advisors Shares class. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been adjusted, performance would have been lower.

Year-by-Year Total Returns as of 12/31*

*	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 0.74%.

Best quarter:	4th Qtr. 2008	2.56%
Worst quarter:	4th Qtr. 2010	-0.83%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since March 1, 2006
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
– Before Taxes	0.68%	1.23%	2.34%
– After Taxes on Distributions	0.67%	1.18%	2.30%
– After Taxes on Distributions and Sale of Portfolio Shares	0.89%	1.30%	2.33%
BofA Merrill Lynch 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.76%	1.19%	2.45%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

109

The Short-Term Municipal Bond Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Breckinridge Capital Advisors, Inc. (“Breckinridge”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Breckinridge:    Peter Coffin and David Madigan have co-managed the Portfolio since March, 2006. Matthew Buscone has co-managed the Portfolio since July, 2008. Ji Young Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Jeffrey Glenn and Eric Haase have co-managed the Portfolio since May, 2015 and May, 2016, respectively.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

110

The Intermediate Term Municipal Bond Portfolio

Investment Objective

The investment objective of The Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.51%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$52
3 Years	$164
5 Years	$285
10 Years	$640

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 30.35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies (“A” or higher by Moodys, or Standard & Poor’s), or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

111

The Intermediate Term Municipal Bond Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

112

The Intermediate Term Municipal Bond Portfolio (continued)

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

•	Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

113

The Intermediate Term Municipal Bond Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 2.17%.

Best quarter:	2nd Qtr. 2011	3.68%
Worst quarter:	2nd Qtr. 2013	-1.85%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since July 6, 2010
The Intermediate Term Municipal Bond Portfolio
HC Advisors Shares
– Before Taxes	2.20%	4.29%	3.80%
– After Taxes on Distributions	2.19%	4.29%	3.79%
– After Taxes on Distributions and Sale of Portfolio Shares	2.15%	3.96%	3.59%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.06%	4.65%	4.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

114

The Intermediate Term Municipal Bond Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Standish Mellon Asset Management Company LLC (“Standish”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Standish:    Christine Todd and Daniel Marques have managed the Portfolio since December, 2009 and January, 2012, respectively.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes. All or a portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

115

The Intermediate Term Municipal Bond II Portfolio

Investment Objective

The investment objective of The Intermediate Term Municipal Bond II Portfolio is to provide as high a level of current income exempt from Federal income tax, as is consistent with the preservation of capital.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.51%
Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$52
3 Years	$164
5 Years	$285
10 Years	$640

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 11.22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “Tax-Exempt Municipal Securities.” The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Tax Exempt Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

116

The Intermediate Term Municipal Bond II Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – Municipal Securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In

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The Intermediate Term Municipal Bond II Portfolio (continued)

addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

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The Intermediate Term Municipal Bond II Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Intermediate Term Municipal Bond II Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on October 5, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 2.50%.

Best quarter:	2nd Qtr. 2011	3.26%
Worst quarter:	2nd Qtr. 2013	-2.06%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since October 5, 2010
The Intermediate Term Municipal Bond II Portfolio
HC Advisors Shares
– Before Taxes	2.22%	3.51%	2.89%
– After Taxes on Distributions	2.21%	3.47%	2.85%
– After Taxes on Distributions and Sale of Portfolio Shares	2.12%	3.21%	2.72%
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.41%	3.01%	2.59%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

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The Intermediate Term Municipal Bond II Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Breckinridge Capital Advisors, Inc. (“Breckinridge”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Breckinridge:    Peter Coffin, David Madigan and Matthew Buscone have co-managed the Portfolio since March, 2010. Ji Young Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Jeffrey Glenn and Eric Haase have co-managed the Portfolio since May, 2015 and May, 2016, respectively.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes. All or a portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

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Summary of Other Important Information Regarding Portfolio Shares

Purchasing and Selling Your Shares

You may purchase HC Advisors Shares of the Portfolio only if you are a client of any financial intermediary (each an “Intermediary”) that (i) has entered into, and maintains, a client agreement with the Adviser; and (ii) acting in accordance with discretionary authority on behalf of such Intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. HC Advisors Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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The Value Equity Portfolio

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein, and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The AllianceBernstein Investment Selection Process:

AllianceBernstein uses its fundamental research capabilities to distinguish companies that are undergoing temporary stress from those that deserve their depressed valuations, and the firm looks to exploit mispricings created by investor overreaction. The stock selection process for the Portfolio is research-driven and bottom-up, relying on a unique integration of fundamental and quantitative research. AllianceBernstein begins with a universe of approximately 650 large cap U.S. companies, including all those in the S&P 500 Index and the larger companies in the Russell 1000® Value Index. Research is focused on the best opportunities identified by the firm’s dividend discount model and its proprietary quantitative expected-return model. The firm’s team of fundamental analysts then develops explicit five-year forecasts of normalized earnings power, free cash flow, and balance-sheet strength for the stocks with the most attractive return prospects. The U.S. Value Investment Policy Group (IPG), consisting of Chief Investment Officers and Directors of Research, reviews the analysts’ forecasts to ensure that they are consistent and robust. The IPG ultimately selects stocks for the construction of a model portfolio, which individual portfolio managers implement to meet fund-specific parameters and client guidelines and constraints. AllianceBernstein will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. AllianceBernstein manages the Portfolio to optimize after-tax return.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Index. The particular segments of the Russell 1000® Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell 1000® Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

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More Information About Fund Investments and Risks (continued)

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Value Index. The particular segments of the Russell 1000® Value Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Defensive Equity Strategy”, a “Liquidity Strategy” and a “Targeted Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional Value Equity Portfolio

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability.

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Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein, Parametric and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The AllianceBernstein Investment Selection Process:

AllianceBernstein uses its fundamental research capabilities to distinguish companies that are undergoing temporary stress from those that deserve their depressed valuations, and the firm looks to exploit mispricings created by investor overreaction. The stock selection process for the Portfolio is research-driven and bottom-up, relying on a unique integration of fundamental and quantitative research. AllianceBernstein begins with a universe of approximately 650 large cap U.S. companies, including all those in the S&P 500 Index and the larger companies in the Russell 1000® Value Index. Research is focused on the best opportunities identified by the firm’s dividend discount model and its proprietary quantitative expected-return model. The firm’s team of fundamental analysts then develops explicit five-year forecasts of normalized earnings power, free cash flow, and balance-sheet strength for the stocks with the most attractive return prospects. The U.S. Value Investment Policy Group (IPG), consisting of Chief Investment Officers and Directors of Research, reviews the analysts’ forecasts to ensure that they are consistent and robust. The IPG ultimately selects stocks for the construction of a model portfolio, which individual portfolio managers implement to meet fund-specific parameters and client guidelines and constraints. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Index. The particular segments of the Russell 1000® Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell 1000® Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Value Index. The particular segments of the Russell 1000®

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Value Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Defensive Equity Strategy”, a “Liquidity Strategy” and a “Targeted Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The PIMCO Investment Selection Process:

PIMCO employs an investment approach typically referred to as an enhanced-index strategy to attempt to outperform the S&P 500 Index (the “Index”), a widely used measure of the U.S. stock market. PIMCO generally invests in S&P 500 Index linked derivatives, such as futures contracts, which provide passive exposure to the return of the Index. It then fully collateralizes this exposure with an actively managed, short duration portfolio of fixed-income securities that offers the potential for excess returns relative to the Index. While most of the performance is driven by the passive stock exposure, PIMCO’s active management of the underlying bond collateral seeks to add incremental return above that of the Index.

The security and sector specific sources of the additional yield over money market rates in the portfolio will vary over time depending on PIMCO’s views of relative value in the fixed income market, although the yield premium from any given security will generally fall into one or more of four categories: liquidity premium, term premium, credit premium and volatility premium. Securities that have a modestly longer duration than the zero to three month term of the equity index futures contracts will generally provide incremental yield in the form of a term premium. In most market environments, PIMCO also attempts to capture both the credit yield premium provided by holding a portion of the fixed income portfolio in securities with some modest sensitivity to credit risk, like corporate bonds, and the volatility yield premium provided by holding high quality mortgage securities.

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At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Growth Equity Portfolio

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, Parametric and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Index. The particular segments of the Russell 1000® Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell 1000® Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

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The Jennison Investment Selection Process:

Jennison selects stocks on a company-by-company basis, driven by fundamental research. The bottom-up approach seeks to find companies that possess some or all of the following characteristics: above-average growth in units, revenues, cash flows, and earnings; a defendable competitive position; an enduring business franchise offering a differentiated product and/or service; as well as companies with a proven management team. It is also important for companies to have a robust balance sheet with a high or improving return on equity, return on assets or return on invested capital. Jennison will consider selling or reducing the weight of a position in the Portfolio if there is a change in a stock’s fundamentals that Jennison views as unfavorable; the stock reaches its full valuation; or a more attractive Portfolio candidate emerges.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Growth Index. The particular segments of the Russell 1000® Growth Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Defensive Equity Strategy”, a “Liquidity Strategy” and a “Targeted Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The SGA Investment Selection Process:

SGA seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom-up stock selection approach. SGA will sell a position if there is a fundamental deterioration in the company; sell or reduce a position that looks overpriced based on our valuation; or a new potential candidate becomes more attractive.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of

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excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional Growth Equity Portfolio

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, swaps and exchange-traded funds in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, Parametric, PIMCO and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Index. The particular segments of the Russell 1000® Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell 1000® Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Jennison Investment Selection Process:	Jennison selects stocks on a company-by-company basis, driven by fundamental research. The bottom-up approach seeks to find companies that possess some or all of the following character-

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istics: above-average growth in units, revenues, cash flows, and earnings; a defendable competitive position; an enduring business franchise offering a differentiated product and/or service; as well as companies with a proven management team. It is also important for companies to have a robust balance sheet with a high or improving return on equity, return on assets or return on invested capital. Jennison will consider selling or reducing the weight of a position in the Portfolio if there is a change in a stock’s fundamentals that Jennison views as unfavorable; the stock reaches its full valuation; or a more attractive Portfolio candidate emerges.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of the one or more different segments of the Russell 1000® Growth Index. The particular segments of the Russell 1000® Growth Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the using three separate and distinct strategies: a “Defensive Equity Strategy”,, a “Liquidity Strategy” and a “Targeted Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The PIMCO Investment Selection Process:

PIMCO employs an investment approach typically referred to as an enhanced-index strategy to attempt to outperform the S&P 500 Index (the “Index”), a widely used measure of the U.S. stock market. PIMCO generally invests in S&P 500 Index linked derivatives, such as futures contracts, which provide passive exposure to the return of the Index. It then fully collateralizes this exposure with an actively managed, short duration portfolio of fixed-income securities that offers the potential for excess returns relative to the Index. While most of the performance is driven by the passive stock exposure, PIMCO’s active management of the underlying bond collateral seeks to add incremental return above that of the Index.

The security and sector specific sources of the additional yield over money market rates in the portfolio will vary over time depending on PIMCO’s views of relative value in the fixed income

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market, although the yield premium from any given security will generally fall into one or more of four categories: liquidity premium, term premium, credit premium and volatility premium. Securities that have a modestly longer duration than the zero to three month term of the equity index futures contracts will generally provide incremental yield in the form of a term premium. In most market environments, PIMCO also attempts to capture both the credit yield premium provided by holding a portion of the fixed income portfolio in securities with some modest sensitivity to credit risk, like corporate bonds, and the volatility yield premium provided by holding high quality mortgage securities.

The SGA Investment Selection Process:

SGA seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom-up stock selection approach. SGA will sell a position if there is a fundamental deterioration in the company; sell or reduce a position that looks overpriced based on our valuation; or a new potential candidate becomes more attractive.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Ariel, Advisory Research, Frontier, IronBridge, Parametric and Pzena are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

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The Ariel Investment Selection Process:

Ariel’s investment selection process takes into account price to book ratios but includes a focus on the balance sheet of companies in the small capitalization universe. In analyzing the companies it follows, Ariel does not apply rigid criteria, but seeks to determine a company’s intrinsic value. The approach can be expected to skew Ariel’s investment picks to the lower end of the small cap universe. Although Ariel seeks to hold its positions for the longer term, Ariel will generally not sell as a result of short-term performance disappointments. Ariel will consider selling a security when it believes that a company’s fundamentals have deteriorated, a major shift in the competitive landscape has occurred or in the event that changes in management are believed to diminish the company’s ability to generate profits.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.

The Advisory Research Investment Selection Process:

Advisory Research believes earnings growth is the primary variable driving intermediate and long-term stock performance and Advisory Research therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Advisory Research uses a proprietary investment framework to evaluate the attractiveness of stocks. Advisory Research’ investment approach begins with fundamental analysis to determine valuation and then considers four additional perspectives that include both fundamental and technical disciplines to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.

The Frontier Investment Selection Process:

Frontier seeks to identify companies with unrecognized earning potential. Factors that may be relevant in the process include earnings per share, growth and price appreciation. Frontier’s investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

The IronBridge Investment Selection Process:

IronBridge uses a proprietary economic return framework to identify companies that are creating shareholder value at attractive prices. This involves a three step process. The first step identifies interesting possibilities that appear to have fundamental characteristics consistent with shareholder value creation. In implementing this step, IronBridge applies a proprietary classification methodology to a broad universe of smaller-cap stocks to determine where each company is in its life cycle and then applies a proprietary ranking system to each life cycle class to generate a list of potential buy candidates. Next, IronBridge analysts evaluate company specific “wealth creation” dynamics to determine whether each company that was ranked highly was so ranked due primarily to skill or to luck. This analysis incorporates an assessment of capital investment to determine whether it is creating or destroying shareholder value. Companies that are creating value due to highly skilled management are further analyzed to verify the quality of accounting and valuation model inputs, the quality of management and its board and an analysis of the company’s strategic position to determine whether the current wealth creation dynamics are sustainable and to evaluate

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the potential upside vs. downside potential of purchasing the shares. Companies that are run by highly skilled management teams where capital allocation is likely to result in sustained wealth creation where the payoff structure represents 2:1 are identified as “Buys.” Stocks are sold when the upside potential is no longer greater than the downside risk, when there is a significant change in the economic return trend or when one or more of the key drivers deteriorate. In addition, holdings are pared back when a position exceeds 5% of the portfolio, and/or to adhere to other portfolio risk controls related to sector and lifecycle weights. Other than trimming a stock that has appreciated beyond 5% of the portfolio, all stocks are reviewed prior to a sell decision being made.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The Pzena Investment Selection Process:

Pzena’s investment philosophy is classic value. Pzena seeks to buy good businesses at low prices. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power and applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in a portfolio only when all five of the following criteria are met: (1) the current valuation is low compared to the company’s normalized earnings power; (2) current earnings are below historic norms; (3) Pzena judges that the problems are temporary, (4) management has a viable strategy to generate earnings recovery, and (5) there is meaningful downside protection in case the earnings recovery does not materialize. At Pzena, we systematically sell any stock once it has reached the midpoint of our investment universe in terms of valuation. There are two ways a security can reach fair value – price appreciation or a reduction in its normal earnings estimate. In the latter case, a stock becomes more expensive at a given share price, making it a less attractive holding for the portfolio. In either case, we maintain our sell discipline. When we sell or trim a position we do actively look to reinvest the funds in a better valued position. In addition, if we find a security with return and risk characteristics superior to another in the portfolio, we will sell earlier.

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At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Ariel, Advisory Research, Frontier, IronBridge, Parametric and Pzena, are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Ariel Investment Selection Process:

Ariel’s investment selection process takes into account price to book ratios but includes a focus on the balance sheet of companies in the small capitalization universe. In analyzing the companies it follows, Ariel does not apply rigid criteria, but seeks to determine a company’s intrinsic value. The approach can be expected to skew Ariel’s investment picks to the lower end of the small cap universe. Although Ariel seeks to hold its positions for the longer term, Ariel will generally not sell as a result of short-term performance disappointments. Ariel will consider selling a security when it believes that a company’s fundamentals have deteriorated, a major shift in the competitive landscape has occurred or in the event that changes in management are believed to diminish the company’s ability to generate profits.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information

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about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.

The Advisory Research Investment Selection Process:

Advisory Research believes earnings growth is the primary variable driving intermediate and long-term stock performance and Advisory Research therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Advisory Research uses a proprietary investment framework to evaluate the attractiveness of stocks. Advisory Research’ investment approach begins with fundamental analysis to determine valuation and then considers four additional perspectives that include both fundamental and technical disciplines to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.

The Frontier Investment Selection Process:

Frontier seeks to identify companies with unrecognized earning potential. Factors that may be relevant in the process include earnings per share, growth and price appreciation. Frontier’s investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

The IronBridge Investment Selection Process:

IronBridge uses a proprietary economic return framework to identify companies that are creating shareholder value at attractive prices. This involves a three step process. The first step identifies interesting possibilities that appear to have fundamental characteristics consistent with shareholder value creation. In implementing this step, IronBridge applies a proprietary classification methodology to a broad universe of smaller-cap stocks to determine where each company is in its life cycle and then applies a proprietary ranking system to each life cycle class to generate a list of potential buy candidates. Next, IronBridge analysts evaluate company specific “wealth creation” dynamics to determine whether each company that was ranked highly was so ranked due primarily to skill or to luck. This analysis incorporates an assessment of capital investment to determine whether it is creating or destroying shareholder value. Companies that are creating value due to highly skilled management are further analyzed to verify the quality of accounting and valuation model inputs, the quality of management and its board and an analysis of the company’s strategic position to determine whether the current wealth creation dynamics are sustainable and to evaluate the potential upside vs. downside potential of purchasing the shares. Companies that are run by highly skilled management teams where capital allocation is likely to result in sustained wealth creation where the payoff structure represents 2:1 are identified as “Buys.” Stocks are sold when the upside potential is no longer greater than the downside risk, when there is a significant change in the economic return trend or when one or more of the key drivers deteriorate. In addition, holdings are pared back when a position exceeds 5% of the portfolio, and/or to adhere to other portfolio risk controls related to sector and lifecycle weights. Other than trimming a stock that has appreciated beyond 5% of the portfolio, all stocks are reviewed prior to a sell decision being made.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

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The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The Pzena Investment Selection Process:

Pzena seeks to buy good businesses at low prices. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power and applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in a portfolio only when all five of the following criteria are met (1) the current valuation is low compared to the company’s normalized earnings power (2) current earnings are below historic norms (3) Pzena judges that the problems are temporary, (4) management has a viable strategy to generate earnings recovery, and (5) there is meaningful downside protection in case the earnings recovery does not materialize. At Pzena, we systematically sell any stock once it has reached the midpoint of our investment universe in terms of valuation. There are two ways a security can reach fair value – price appreciation or a reduction in its normal earnings estimate. In the latter case, a stock becomes more expensive at a given share price, making it a less attractive holding for the portfolio. In either case, we maintain our sell discipline. When we sell or trim a position we do actively look to reinvest the funds in a better valued position. In addition, if we find a security with return and risk characteristics superior to another in the portfolio, we will sell earlier.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Real Estate Securities Portfolio

The Real Estate Securities Portfolio invests primarily in equity and debt securities of real estate companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock,

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convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities, high yield debt, and private placements. The Portfolio may invest both in companies which are located in emerging markets countries.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Parametric and Wellington Management are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Dow Jones US Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded REITs and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. Further information about the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of these indices that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use

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of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The Wellington Management Investment Selection Process:

Wellington Management attempts to provide attractive long-term total return by investing in companies with activities primarily in, or related to, commercial real estate development, operation, and ownership. The investment approach seeks to add value through independent, bottom-up, fundamental research, security selection and top-down sector weightings.

Individual company research begins by reviewing the quality, depth, and strategy of management. Wellington Management evaluates management’s ability to increase shareholder value and control risk and also seeks to identify companies with the following characteristics:

•	A disciplined investment strategy, coupled with a solid development and operating track record, and a clear understanding of their own cost of capital.

•	The ability to deliver high levels of same-unit rent growth and occupancy gains on a relative basis.

•	Strong and flexible balance sheets in terms of the ability to fund future acquisition growth and increase dividends.

•

Attractive relative valuations between the public and private markets in terms of (1) replacement cost and (2) earnings yield in the public market versus capitalization rates on private market transactions

Sector weights and geographic diversification are influenced by a top-down analysis of the real estate market. Top-down analysis is based on three broad components:

Macroeconomic trends.    Relevant trends affecting the supply and demand for real estate, demographic trends, employment growth, and building permit changes are monitored. Wellington Management also incorporates its long-term interest rate forecasts that affect both the cost of capital for real estate companies and the relative attractiveness of high yield stocks.

Private real estate market trends.    The real estate market is predominantly privately owned and therefore this sector exhibits many commodity-like characteristics. Accordingly, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values.

Sector specific trends.    Wellington Management identifies important trends in retail, non-bank financials, health care, and other sectors within the market to anticipate the impact of those dynamics on real estate companies.

Sell criteria.    Wellington Management will consider selling a position when: a better opportunity exists on a risk-adjusted basis; price to net asset value is unattractive (subject to public/ private market arbitrage), or security becomes fully priced on other valuation metrics (price to free cash flow growth plus dividend, IRR, dividend discount); management disappoints; fundamental trends of a company’s underlying assets are deteriorating; or company lacks further catalysts which will drive cash flow and/or NAV growth.

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At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Commodity Returns Strategy Portfolio

Commodities are assets that have tangible properties, such as oil, gas, energy, precious metals, industrial metals and agricultural products. Commodity-related industries include, but are not limited to: (a) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources; and (b) companies that use commodities extensively in their products or provide services to commodity-related industries.

The Portfolio intends to invest in commodity-linked derivative instruments, in particular structured notes and futures contracts. The Portfolio will typically seek to gain exposure to the commodities markets by making direct investments in commodity-linked notes and by investing a portion of its assets in the Subsidiaries. The Portfolio may also seek to replicate the performance of a commodity index or structured note by investing in futures contracts. Commodity-linked structured notes and other commodity-linked derivative instruments (other than futures contracts) are hybrid instruments excluded from regulation under the Commodity Exchange Act (the “Act”). From time to time, the Portfolio may invest in instruments that are regulated under the Act. A hybrid instrument is a derivative instrument. Its value is derived from, or linked to, the value of another instrument or asset. Hybrid instruments have a higher risk of volatility and loss of principal. The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments.

The Portfolio will invest globally and may invest without limit in securities of non-U.S. issuers. The Portfolio may invest in securities of foreign issuers in foreign markets and in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and other depository receipts.

Under normal market conditions, the Portfolio will invest in the securities of companies domiciled primarily in developed countries, but the equity portion of the Portfolio may invest up to 50% of its net assets in securities of companies domiciled in emerging markets countries.

The Portfolio may invest up to 20% of its assets in preferred securities of companies in commodity-related industries. The Portfolio will not invest more than 20% of its net assets in preferred stock rated below investment grade or unrated securities of comparable quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The Portfolio may also invest up to 15% of its net assets in illiquid securities.

Current net asset value per share for the Commodity Returns Strategy Portfolio can be obtained by calling 1-800-242-9596.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Parametric, PIMCO, Vaughan Nelson and Wellington Management are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index”

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investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Commodity Producers Index. The particular segments of the MSCI ACWI Commodity Producers Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI ACWI Commodity Producers Index is comprised of a global opportunity set of commodity producers in the energy, metal and agriculture sectors. Further information about the MSCI ACWI Commodity Producers Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI ACWI Commodity Producers Index.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Natural Resources Index. The particular segments of the MSCI ACWI Natural Resources Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements. Further information about the MSCI ACWI Natural Resources Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI ACWI Natural Resources Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The PIMCO Investment Selection Process:	The investment process for PIMCO’s commodity strategies involves two concurrent efforts: managing the commodities exposure and managing the collateral exposure.

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PIMCO achieves commodity index exposure through total return index swaps and/or commodity futures. Swap trades are executed with multiple counterparties. Futures trades are executed with multiple brokers and cleared through the relevant commodity futures exchange. In either case, the implementation is managed in a way that seeks to minimize any potential impact on the swaps or futures markets as the positions are established.

When commodity index exposure is obtained, PIMCO integrates a range of commodity alpha strategies around the core index exposure. In order to implement a range of active commodity strategies, PIMCO uses multiple approaches to analyze commodity markets and investment opportunities. These include bottom-up fundamental analysis based on supply-demand balance and inventory projections models; top-down macro analysis; flow analysis which helps assess producer and consumer flows and speculative positioning to identify structural mispricings; and an analysis of potentially recurring structural risk premiums. The resulting strategies are comprised of fundamentally-driven directional views, as well as relative value trades, which include:

•	Modified Roll Strategies – actively rolling various futures contracts on days outside of the index-specified roll dates;

•

Calendar/Seasonality Strategies – actively managing commodity futures exposure across the forward curve in an effort to capitalize on inventory pressures, seasonal risk premiums, and other factors influencing the shape of the curves;

•	Substitution Strategies – actively substituting highly correlated contracts or products for others in an effort to tactically exploit relative value distortions; and

•	Volatility Strategies – actively identifying pockets of structurally rich commodity volatility to sell, whether caused by physical hedgers, futures, speculators, or Wall Street dealers.

PIMCO’s approach is to implement multiple, concurrent alpha strategies where no single trade dominates exposure. PIMCO proactively adjusts exposures based on the current and changing attractiveness of expected returns relative to risk.

The Vaughan Nelson Investment Selection Process

In making investment decisions for the Portfolio, Vaughan Nelson employs bottom-up fundamental analysis and achieves flexibility in fixed income portfolio construction through duration/yield curve positioning and opportunistic trading efficiencies to produce a value-oriented portfolio of energy/commodity sector fixed income securities. Vaughan Nelson tries to emphasize capital preservation relative to other opportunities within its investment universe and, therefore, focuses on companies’ balance sheets, short-term liquidity and asset bases. The sell discipline is driven by a combination of factors, including the realization of the investment objective, new risks materializing, credit quality deterioration or a better relative value opportunity is uncovered.

The Wellington Management Investment Selection Process:	Wellington Management currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities” portion), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) other natural resource-based industries such as agriculture.

Portfolio weights across these natural resources sectors are driven by bottom up stock selection. Wellington Management uses fundamental research to identify companies with attractive growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections, and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

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Natural resources companies often operate in countries that are different from the country in which their securities trade. The country allocation is primarily a result of the security selection; however, an important element of this analysis is the economic and political dynamics of each of these countries.

Companies are typically sold from the Commodity Related Securities portion when they appreciate to the high-end of the team’s price range or as better opportunities become available. Names will also be sold as a result of fundamental shortfalls, including management’s inability to execute their stated strategy or a meaningful change in the strategy upon which Wellington Management had built its investment thesis.

The other strategy (the “Commodity Strategy”) employed by Wellington Management will be implemented primarily through one of the Subsidiaries. In the Commodity Strategy, Wellington Management invests in commodity-linked derivative instruments, such as swaps, futures and options, based on its initial research. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity’s historical price range. The investment universe is not constrained to the commodities held within the Commodity Related Securities strategy.

On the supply side, market structure and marginal supplier behavior influence short-term commodity prices. In the long-term, supply is driven by a producer’s outlook for a commodity. The outlook incorporates future price and cost projections, including capital expenditures required to replace machinery, add capacity, and explore for new reserves.

Through its analysis of supply and demand fundamentals, Wellington Management seeks to identify attractive investment opportunities in individual commodities.

The Commodity Strategy maintains diversified exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals and Agriculture & Livestock). Wellington Management manages exposure to these sectors based on its top-down view of the attractiveness of each sector, which is influenced by the outlook for global economic growth, global inflation pressure, and major currency relationships, as well as its bottom-up view on the attractiveness of each sector and the roll yield prevailing in the sector.

While there is no formally defined buy and sell discipline within the Commodities Strategy, Wellington Management will tend to sell or underweight commodities as they near or reach the top of our price range, and buy or overweight commodities as they near or reach the bottom of our price range.

The International Equity Portfolio

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving “derivative instruments” – forward foreign currency exchange contracts, currency swaps or option or futures contracts – in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in high-quality short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

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Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Artisan Partners, Causeway, CLIM and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Artisan Partners Investment Selection Process:

In selecting investments for the Portfolio, Artisan Partners employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

•

Themes.    Artisan Partners identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan Partners’ fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

•

Sustainable Growth.    Artisan Partners applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan Partners seeks high quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

•

Valuation.    Artisan Partners uses multiple valuation metrics to establish a target price range. Artisan Partners assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation. The Portfolio may sell a security when Artisan Partners thinks the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Causeway Investment Selection Process:

Causeway follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, Causeway then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. Causeway also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that Causeway buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may

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have high rates of growth of earnings and be financially sound. Causeway considers whether a company has each of the following value characteristics when purchasing or selling securities in this strategy:

•	low price-to earnings ratio relative to the sector,

•	high yield relative to the market,

•	low price-to-book value ratio relative to the market,

•	low price-to-cash flow ratio relative to the market, and

•	financial strength.

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

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At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional International Equity Portfolio

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving “derivative instruments” – forward foreign currency exchange contracts, currency swaps or option or futures contracts – in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in high-quality, short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Artisan Partners, Causeway, CLIM, Lazard and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Artisan Partners Investment Selection Process:

In selecting investments for the Portfolio, Artisan Partners employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

•

Themes.    Artisan Partners identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan Partners’ fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

•	Sustainable Growth. Artisan Partners applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan Partners seeks

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high quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

•

Valuation.    Artisan Partners uses multiple valuation metrics to establish a target price range. Artisan Partners assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation. The Portfolio may sell a security when Artisan Partners thinks the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Causeway Investment Selection Process:

Causeway follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, Causeway then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. Causeway also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that Causeway buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound. Causeway considers whether a company has each of the following value characteristics when purchasing or selling securities in this strategy:

•	low price-to earnings ratio relative to the sector,

•	high yield relative to the market,

•	low price-to-book value ratio relative to the market,

•	low price-to-cash flow ratio relative to the market, and

•	financial strength.

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

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•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

The Lazard Investment Selection Process:

Portfolio management is done through a “bottom-up” stock selection process utilizing a series of proprietary measures to identify the most attractive stocks in each industry. Specific measures are customized by industry and designed to capture those that the manager believes most significantly influence the price performance of that industry. Mispricings within industries are identified by looking at relative measures including Price/Book, Free Cash Flow/Price, Return on Equity for each company. Future growth is evaluated by examining trends in sales and earnings, R&D expense, operating margins, cash flow growth and other measures. Market sentiment is gauged through stock price strength and sell side analyst projections. Finally, sustainable quality is gauged by measuring the strength of a company’s earnings and its internal ability to grow its business.

Stock selection within different industries is influenced by different specific factors.

Every stock in the strategy’s universe is ranked on a daily basis and an expected return for the stock is developed. Trades are made when one stock’s expected return net of transaction costs is sufficiently greater than an existing holding to warrant the trade. Portfolios are reviewed daily but trading typically is done on a bi-monthly basis unless unusual circumstances exist.

In construction and monitoring of the portfolio, the team pays careful attention to the risk exposures. The management team strives to avoid macro-economic bets and unintended exposures to capitalization, systematic risk (Beta) and dividend yield. The team makes sure that the portfolio is well diversified by industry, sector and region roughly in proportion to the benchmark.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

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The Emerging Markets Portfolio

The Portfolio will diversify investments across several countries (typically at least 10) in order to reduce the volatility associated with specific markets. The number of countries in which the Portfolio invests will vary and may increase over time as the stock markets in other countries evolve. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries.

The Portfolio may invest in common and preferred equity securities, publicly traded in the United States or in foreign countries in developed or emerging markets, including initial public offerings. As collateral for derivative securities, the Portfolio may also invest in fixed income securities rated investment grade or better issued by U.S. companies. The Portfolio’s equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Portfolio may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

The Portfolio invests primarily in the MSCI EM Index countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. TBCAM, CLIM, Parametric and RBC GAM are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The TBCAM Investment Selection Process:

TBCAM seeks to purchase undervalued securities that have strong fundamentals and a compelling catalyst for business improvement, a process that has yielded a portfolio that has outperformed the MSCI EM Index over full market cycles. Additionally, TBCAM’s consistent sell discipline trims and then eliminates outperforming securities that become expensive relative to the market, which has proven to add value in what has historically been a more volatile asset class than the developed markets.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Cadences investments are determined by the Adviser in consultation with Cadence. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EM Index.

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

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•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the MSCI EM Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The RBC GAM Investment Selection Process

The RBC GAM Emerging Markets Equity team believes that companies with a sustainably high cash flow return on investment (CFROI®) produce superior returns and seeks to identify and invest in such companies. There are three components RBC GAM looks for when selecting securities for this strategy: 1) Strong management; 2) Quality franchises; and 3) Sustainability. The strategy emphasizes quality and long-term growth at a reasonable price, combining a fundamental bottom-up approach to stock selection with a top-down macroeconomic overlay driven by long-term secular themes.

RBC GAM generally sells stocks under the following circumstances: 1) The investment case has changed; 2) The valuation has increased to a level that supports realization of the profit; or 3) A better stock has been found.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s

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likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Core Fixed Income Portfolio

The Portfolio, under normal circumstances, will invest at least 80% of its net assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio may invest a substantial portion of its total assets in mortgage-backed and asset-backed issues. Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200%/annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which is taxed as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” including, but not limited to, futures, forwards, options and options on futures both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

Specialist Managers.    Agincourt and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Agincourt Investment Selection Process:

In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index or the components thereof. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the index.

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The Fixed Income Opportunity Portfolio

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the applicable Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities and loans. Purchases and sales of securities and loans may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments”, including, but not limited to futures, forwards, options and options on futures both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Credit Suisse High Yield Index (“CS High Yield Index”), an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the Portfolio relative to this benchmark.

Specialist Managers.    CLIM, Fort Washington, Mellon Capital, Parametric and Western Asset currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

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CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

The Fort Washington Investment Selection Process:

Fort Washington combines a top down, risk control approach with a bottom up credit analysis approach. The first three steps of the process are iterative, top down steps that help reduce downside risk while improving the risk return tradeoff of the portfolio. Fort Washington then narrows the universe to a smaller subset that it believes has the most appropriate upside-downside trade-off. To this smaller universe of securities, Fort Washington applies an analysis that focuses on a variety of critical credit variables.

With respect to the top down process, the High Yield team screens the universe from a top-down perspective by focusing on those industries that are more stable and predictable while avoiding industries characterized by excessive volatility and cyclicality. Preference is given to industries with rational competition and profiles suitable for leverage. With respect to the bottom up process, once a new credit opportunity that meets the strategy’s initial quality and risk/reward screening criteria is identified, its viability is assessed before moving on to in-depth research on the credit. An issuer which passes this initial screen is then subjected to a bottom-up credit selection process. Ft. Washington employs individual security credit analysis as well as relative value analysis for the credit’s sector and the high yield market.

The team exits positions that they feel have developed considerable downside risk. Positions are monitored for any adverse credit development which may trigger the sale or reassessment of the security. These developments are typically caused by a change in the economic outlook, a change in the credit’s outlook, or a negative or questionable change in the company’s management. Other factors that initiate a review and potential sale of a security include: a drop in the price of a security of 10 points versus the market, a decline in company fundamentals or an abrupt change in company management.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures. The decision making process is primarily driven by the outputs of our models, which the investment team uses to identify the optimal term structure and sector allocation while managing risk and generating consistent performance. The portfolio managers ultimately make buy and sell decisions in reference to the model recommendations, and their decision must be approved by a senior member of the team.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

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The Western Asset Investment Selection Process:

Western Asset’s structured product philosophy combines a traditional fundamental value orientation with bottom-up credit research. Western Asset believes inefficiencies exist in the structured product market and attempts to add incremental value by exploiting these inefficiencies across all eligible market sectors. Western Asset believes RMBS and CMBS still trade at wider spreads compared to similar risk assets due to structural and collateral complexities, limited eligible investors, less liquidity than perceived higher quality assets, and lingering higher risk premiums left over from the 2008 financial market crisis.

The strategic goal at Western Asset is to add value to the portfolio while adhering to a disciplined risk control process by combining traditional analysis with proprietary technology applied to all sectors of the market. The key areas of focus are:

•	Sector & Sub-Sector Allocation

•	Issue Selection

•	Duration/Term Structure

Sector & Sub-Sector Allocation – Western Asset rotates among and within sectors of the bond market, preferring non-government sectors because they typically offer higher relative yields and have tended to outperform the broad markets over long market cycles. Western Asset studies historical yield spreads, identifies the fundamental factors that influence yield spread relationships, and relates these findings to the Firm’s projections to determine attractive alternatives.

Issue Selection – Issue selection is a bottom-up process to determine mispriced or undervalued securities. Western Asset engages in an ongoing assessment of changing credit characteristics. Also assessed are newly issued securities. Western Asset uses these analyses, to select issues opportunistically.

Term Structure – Western Asset closely monitors shifts in the yield curve, for the relationship between short, intermediate and long maturity securities is essential to constructing a long-term investment horizon. Western Asset determines the implications of the yield curve’s shape, along with projections of Fed policy and market expectations, to formulate a yield curve strategy.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The U.S. Government Fixed Income Securities Portfolio

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in derivative instruments, including fixed income futures contracts, fixed income options, interest rate swaps, total return swaps and credit default swaps. Such investments may be made to: invest in an asset class with greater efficiency and lower cost; add value when such instruments are attractively priced; adjust sensitivity to

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changes in interest rates; or adjust the overall credit risk of the Portfolio. Losses (or gains) involving futures contracts can sometimes be substantial.

Specialist Manager.    Mellon Capital currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector. Buy and sell decisions are based primarily on portfolio characteristic misweights. When purchasing securities, portfolio managers select a bond that is perceived to be relatively less expensive compared to similar issues. When selling securities, portfolio managers select an issue that is perceived to be relatively overpriced. Other analytics and the expertise and judgment of the investment professionals are incorporated into the process.

The Inflation Protected Securities Portfolio

The Portfolio is designed to provide an income yield that exceeds inflation over the long-term. In periods of extreme deflation, however, the Portfolio may have no income to distribute.

Up to 20% of the total assets of the Portfolio may be invested in income-producing securities other than inflation-indexed securities, such as corporate debt obligations, U.S. government and agency bonds, short-term fixed income investments and mortgage dollar rolls. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Manager.    Mellon Capital currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach that seeks to gain exposure to the Barclays Inflation-Linked Indices either through full replication or stratified sampling. The stratified sampling approach begins by identifying and isolating the major components (and in the case of international inflation-linked bonds also countries and currencies) and assessing the key characteristics of an index. After analyzing these factors Mellon Capital then invests in securities designed to gain exposure to these different components, and that have characteristics that are similar to those that are found in the index. In this process, Mellon Capital employs a top-down stratified sampling methodology to replicate the overall index characteristics in a risk-controlled manner that focuses on issue specific risk and liquidity in order to efficiently and cost effectively gain exposure to inflation protected securities.

The U.S. Corporate Fixed Income Securities Portfolio

The Portfolio invests at least 80% of its net assets in investment-grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in Treasury obligations, including TIPS, agency debt, sovereign debt and other corporate obligations, including Yankee Bonds, 144A securities, preferred stock and trust preferred/capital notes.

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Specialist Managers.    Agincourt and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Agincourt Investment Selection Process:

In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures. The decision making process is primarily driven by the outputs of our models, which the investment team uses to identify the optimal term structure and sector allocation while managing risk and generating consistent performance. The portfolio managers ultimately make buy and sell decisions in reference to the model recommendations, and their decision must be approved by a senior member of the team.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Portfolio invests at least 80% of its net assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may use futures, options and/or swaps in order to manage duration, yield curve and sector risk, or as a substitute for cash securities. The Portfolio may also purchase private placement or Rule 144A securities. Up to 5% of the Portfolio’s assets may be held in securities which were rated as investment-grade when purchased, but have since been downgraded. The Portfolio may purchase securities on a when-issued basis or for forward delivery and may enter into repurchase agreements.

Specialist Manager.    Mellon Capital currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector. Buy and sell decisions are based primarily on portfolio characteristic misweights. When purchasing securities, portfolio managers select a bond that is perceived to be relatively less expensive compared to similar issues. When selling securities, portfolio managers select an issue that is perceived to be relatively overpriced. Other analytics and the expertise and judgment of the investment professionals are incorporated into the process.

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The Short-Term Municipal Bond Portfolio

Tax-Exempt Securities may be purchased at significant discounts or premiums to par (face value). Any gains at sale or maturity of Tax-Exempt Securities may be subject to either capital gains or ordinary income taxes. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In order to maintain liquidity, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

Specialist Manager.    Breckinridge Capital Advisors, Inc. (“Breckinridge”) currently serves as Specialist Manager for The Short-Term Municipal Bond Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Breckinridge Investment Selection Process:

In selecting securities for investment by the Portfolio, Breckinridge generally uses a bottom-up approach that seeks to invest in securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer’s credit quality followed by a quantitative analysis of a security’s structure (call features, coupon, sinking fund, etc.) and an assessment of its risk-adjusted return relative to other tax-exempt offerings and returns available in the taxable fixed-income markets. In the event any security held by the Portfolio is downgraded below the Portfolio’s authorized rating categories, Breckinridge will review the security and determine whether to retain or dispose of that security.

The Intermediate Term Municipal Bond Portfolio

Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies (“A” or higher by Moodys or Standard & Poor’s), or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”), which are securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks discussed later in this Prospectus and in the Trust’s Statement of Additional Information. In order to maintain liquidity or in the event that the Portfolio’s Specialist Manager believes that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax (“AMT”).

Specialist Manager.    Standish currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Standish Investment Selection Process:

The Standish investment process focuses on sector analysis and security selection rather than interest rate forecasting. Based on proprietary research, Standish seeks to identify lower volatility investments that offer excess incremental yield. Standish will consider eliminating positions when sell targets are reached, when fundamental conditions change significantly, or when a bond’s price falls below a certain level relative to its peer group.

The Intermediate Term Municipal Bond II Portfolio

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in Tax-Exempt Securities so that it will qualify to pay “exempt-interest dividends.” In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

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The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. Tax-Exempt Securities may be purchased at significant discounts or premiums to par (face value). Any gains at sale or maturity of Tax-Exempt Securities may be subject to either capital gains or ordinary income taxes. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Tax Exempt Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. In order to maintain liquidity, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

Specialist Manager.    Breckinridge currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Breckinridge Investment Selection Process:

In selecting securities for investment by the Portfolio, Breckinridge generally uses a bottom-up approach that seeks to invest in securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer’s credit quality followed by a quantitative analysis of a security’s structure (call features, coupon, sinking fund, etc.) and an assessment of its risk-adjusted return relative to other tax-exempt offerings and returns available in the taxable fixed-income markets. In the event any security held by the Portfolio is downgraded below the Portfolio’s authorized rating categories, Breckinridge will review the security and determine whether to retain or dispose of that security.

Investment Risks and Strategies

The following is a summary of the types of investments that the Trust’s Portfolios may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of each Portfolio’s securities, appears in the Statement of Additional Information.

About Benchmarks and Index Investing.    The benchmarks for The Value Equity and The Institutional Value Equity Portfolios, The Growth Equity and The Institutional Growth Equity Portfolios, and The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios are the Russell 1000® Value Index, the Russell 1000® Growth Index and the Russell 2000® Index (or substyle indices), respectively. These indexes are among those indexes produced by Russell Investments (“Russell”) and, like many of the indexes in this group, are based on the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market cap weighted. During the second quarter of each year, Russell’s U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual “reconstitution” re-ranks each company, establishing the year’s new index membership. The newly adjusted index membership takes effect at the market close on the fourth Friday in June, and remains in place until the following year’s reconstitution process. The Russell indexes referenced above include common stocks issued by companies domiciled in the United States or its territories as well as non-U.S. domiciled companies.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Value Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Growth Index is designed to measure the performance of

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those companies included in the Russell 2000® Index that have relatively higher price-to-book ratios and higher forecasted growth values.

The “Small” and “Medium” companies in the Russell 3000® Index represent approximately 35.8% of the total market capitalization of the Russell 3000® Index.

The benchmark for The International Equity and The Institutional International Equity Portfolios is the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”) and the benchmark for The Emerging Markets Portfolios is the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”). The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2016, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2016, the MSCI EM Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The benchmark for The Real Estate Securities Portfolio is the Dow Jones US Select REIT Index. The Dow Jones US Select REIT Index (“REIT Index”) is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded real estate investment trusts (“REITs”) and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960.

The benchmark for The Commodity Returns Strategy Portfolio is the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Commodity Returns Strategy Portfolio also measures its performance against a blend of 50% Bloomberg Commodity Index Total Return and 50% MSCI ACWI Commodity Producers Index, as this blended benchmark more closely represents the Portfolio’s investment strategy. The MSCI ACWI Commodity Producers Index is comprised of a global opportunity set of commodity producers in the energy, metal and agriculture sectors. A portion of The Commodity Returns Strategy Portfolio is also managed with reference to the MSCI ACWI Natural Resources Index. The MSCI ACWI Natural Resources Index is comprised of a global set of stocks engaged in the extraction and production of natural resources.

The indexes noted above are used by the Board of Trustees and by the Adviser as one standard against which to measure the performance of the Specialist Managers to whom assets of the various Equity Portfolios have been allocated. In addition, a portion of the assets of The Value Equity and The Institutional Value Equity, The Growth Equity and The Institutional Growth Equity, The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity, The International Equity, The Institutional International Equity, The Emerging Markets, The Real Estate Securities and The Commodity Returns Strategy Portfolios (the “Index Accounts”) are allocated to Specialist Managers who are committed to investing assets allocated to them in a manner that attempts to replicate the performance of the appropriate benchmark index or subsets of these indices. This passive investment style differs from the active management investment techniques used by the Trust’s other Specialist Managers. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a specific stock index or the selected subset thereof.

Securities will be acquired in proportion to their weighting in the relevant index. Under certain circumstances, it may not be possible for an Index Account to acquire all securities included in the relevant index(or its identified subset). This might occur, for example, in the event that an included security is issued by one of the Trust’s Specialist Managers or if there is insufficient trading activity in an included security for any reason. To the extent that all securities included in the appropriate index cannot be purchased, the Specialist Manager will purchase a representative sample of other included securities in proportion to their weightings. It is anticipated that these investment methods will result in a close correlation between the performance of the

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Index Accounts and the performance of the relevant index in both rising and falling markets, and every effort will be made to achieve a correlation of at least 0.95, before deduction of the expenses associated with the management of the respective Index Accounts and the Portfolio of which they are a part. A correlation of 1.00 would represent a perfect correlation between the performance of an Index Account and the relevant index (or its identified subset). Investors should be aware, however, that while use of an index investment approach may limit an investor’s losses (before expenses) to those experienced in the overall securities markets as represented by the relevant index, it is also the case that an investor gives up the potential to achieve return in rising markets in excess of the return achieved by the benchmark index.

About Equity Securities.    The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common stock, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common stock or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk.    IPO holding is the practice of participating in an initial public offering (IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which a Portfolio can participate. Even when the Portfolio requests to participate in an IPO, there is no guarantee that a Portfolio will receive an allotment of shares in an IPO sufficient to satisfy a Portfolio’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk.    IPO trading is the practice of participating in an initial public offering (IPO) and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the Portfolio’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if a Portfolio purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

Small Company Risk.    Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.     Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign fixed income securities are subject to the same risks as other fixed income securities (as described below). Foreign investments also involve additional risks. These risks include: the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries, including internal or external economic sanctions; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes is recoverable in the form of a U.S. foreign tax credit, the non-recovered portion of foreign withholding taxes will reduce a Portfolio’s performance. Further, in

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June, 2016, the United Kingdom voted to withdraw from the European Union. There is also the possibility that and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Foreign Currency Risk.    The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Foreign Government Securities.    Foreign governments, as well as supranational or quasi-governmental entities, such as the World Bank, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity’s ability or willingness to repay principal and interest due in a timely manner may be affected not only by economic factors but also by political circumstances either internationally or in the relevant region. These risks extend to debt obligations, such as “Brady Bonds,” that were created as part of the restructuring of commercial bank loans to entities (including foreign governments) in emerging market countries. Brady Bonds may be collateralized or not and may be issued in various currencies, although most are U.S. dollar denominated.

Emerging Market Securities.    Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities.    Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities and event-linked bonds and delayed funding loans, as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.    Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

Call/Prepayment Risk and Extension Risk.    Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, a Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. In the case of mortgage-backed

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or asset-backed issues – securities backed by pools of loans – payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk.    Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. and/or Fitch Ratings, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Income Portfolios if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Inflation Indexed Securities.    Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security (IIS) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature, given that inflation has typically occurred. There have, however, been periods of deflation. Importantly, in the event of deflation, the U.S. Treasury has guaranteed that it will repay at least the face value of an IIS issued by the U.S. government. Inflation measurement and adjustment for an IIS have two important features. There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects IIS valuations throughout the month of March. In addition, the inflation index used is the non-seasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Portfolio’s income level to fluctuate.

Inflation-indexed securities are designed to provide a “real rate of return” – a return after adjusting for the impact of inflation. Inflation – a rise in the general price level – erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long-term. This is because interest earned depends on the amount of principal invested, and that principal won’t grow with inflation if the investor does not reinvest the principal adjustment paid out as part of a fund’s income distributions.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on an IIS are adjusted for inflation and, therefore, aren’t affected meaningfully by inflation expectations. This leaves only real rates to influence the price of an IIS. A rise in real rates will cause the price of an IIS to fall, while a decline in real rates will boost the price of an IIS.

Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

Any increase in the principal amount of an IIS may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual distributions to investors that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to investors. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to investors in the taxable year as income to be characterized as a return of capital.

Risk Factors Relating to High Yield or “Junk” Bonds.    Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher

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rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. The Portfolios will not generally purchase “distressed” securities.

When-issued Securities.    Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities.    Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets

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experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls.    Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Floating Rate Loans and Loan Participations.    The Fixed Income Opportunity Portfolio may invest in floating rate loans and loan participations. These instruments – which include first and second lien senior floating rate loans and other floating rate debt securities – generally consist of loans made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates on these loans are most often floating, not fixed, and are tied to a benchmark lending rate (such as the London Interbank Offered Rate or “LIBOR”). Because the interest rate of floating rate loans adjusts periodically, interest rate risk is lower on floating rate loans than on fixed rate loans. Additionally, to the extent that the Portfolio invests in senior loans to non-U.S. borrowers, the Portfolio may be subject to the risks associated with any foreign investments (summarized above). The Portfolio may also acquire junior debt securities or securities with a lien on collateral lower than a senior claim on collateral. The risks associated with floating rate loans are similar to the risks of below investment grade securities although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured; although one lending institution will often be required to monitor the collateral. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may also invest in loan participations, by which the Portfolio has the right to receive payments of principal, interest and fees from an intermediary (typically a bank, financial institution or lending syndicate) that has a direct contractual relationship with a borrower. Absent a direct contractual relationship with the borrower, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the underlying loan. As a result, the Portfolio may be exposed to the credit risk of both the borrower and the intermediary offering the participation. Additionally, investment in loan participation interests may result in increased exposure to financial services sector risk. The Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid and may have limited or no right to vote on changes that may be made to the underlying loan agreement. The Portfolio may also purchase loan assignments from an agent bank or other member of a lending syndicate. Such investments may involve risks in addition to those noted above, for example, if a loan is foreclosed, the Portfolio could become part owner of any collateral and would bear the costs and liability associated with such ownership.

Inverse Floating Rate Municipal Obligations.    Inverse floating rate municipal obligations are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In

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particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Securities Purchased At Discount.    Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Municipal Securities

These securities are fixed income securities issued by local, state and regional governments or other governmental authorities – and they may be issued for a wide range of purposes, including construction of public facilities or short-term funding, and for varying maturities. Interest on Municipal Securities will be exempt from regular Federal income taxes, but may be a tax preference item for purposes of computing alternative minimum tax (“AMT”). The tax treatment that will be accorded to interest payable by issuers of Municipal Securities will depend on the specific terms of the security involved.

Private Activity and Industrial Revenue Bonds.    Municipal Securities may be “general obligations” of their issuers, the repayment of which is secured by the issuer’s pledge of full faith, credit and taxing power. Municipal Securities may be payable from revenues derived from a particular facility that will be operated by a non-government user. The payment of principal and interest on these bonds is generally dependent solely on the ability of the private user or operator to meet its financial obligations and the pledge, if any, of real or personal property securing that obligation.

Credit Enhancements.    Some Municipal Securities feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Security should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

Credit Supports.    The creditworthiness of particular Municipal Securities will generally depend on the creditworthiness of the entity responsible for payment of interest on such particular Municipal Security. Municipal Securities also include instruments issued by financial institutions that represent interests in Municipal Securities held by that institution – sometimes referred to as participation interests – and securities issued by a municipal issuer that are guaranteed or otherwise supported by a specified financial institution. Because investors will generally look to the creditworthiness of the supporting financial institution, changes in the financial condition of that institution, or ratings assigned by rating organizations of its securities, may affect the value of the instrument.

AMT Risk.    The interest on some municipal securities is a preference item for purposes of the Federal AMT. If the Portfolio’s holdings of such securities are substantial and you are subject to this tax, a substantial portion of any income you receive as a result of your investment in the Portfolio will be subject to this tax.

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About Real Estate Investments

Real Estate Investment Trusts (“REITs”).    REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers and derive income primarily from the collection of rents and/or interest income. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Portfolio and certain other of the Portfolios that may invest in REITs will indirectly bear their respective proportionate share of expenses incurred by REITs in which each invests in addition to the expenses incurred directly by that Portfolio.

REITs can generally be classified as Equity REITs, Mortgage REITs, Hybrid REITs and REOC’s. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

The Real Estate Securities Portfolio will not invest in real estate directly, but only in securities issued by real estate or real estate related companies. However, because of its policy of concentration in the securities of companies in the real estate industry, The Real Estate Securities Portfolio is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates

Thus, the value of The Real Estate Securities Portfolio’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Furthermore, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or

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lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

About Cash Management Practices.    Except with respect to the Index Accounts, a Specialist Manager may seek to maintain liquidity pending investment by investing assets allocated to it in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolios may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization and/or money market funds. The Portfolios may also invest in short-term time deposits. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the Portfolio may invest assets in short-term money market instruments during a startup or transition period while the Specialist Manager receiving the assets determines appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of a Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the affected Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

About Derivative Strategies.    Except with respect to the Index Accounts, a Specialist Manager may, but is not obligated to, use certain strategies (“Derivative Strategies”) on behalf of a Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, each Specialist Manager, including a Specialist Manager responsible for an Index Account, may use Derivative Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Equity Portfolios (except the Index Accounts) and the Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The International Equity, The Institutional International Equity, Emerging Markets, Commodity Returns Strategy and Inflation Protected Securities Portfolios may, but are not obligated to, use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by these Portfolios are denominated.

The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio may also use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which the foreign securities held by these Portfolios are denominated. In addition, these Portfolios, along with The Commodity Returns Strategy Portfolio, The Institutional Growth Portfolio, The Short-Term Municipal Bond Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Government Corporate Fixed Income Securities Portfolio and The U.S. Government Mortgage/Asset Backed Fixed Income Securities Portfolio may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” of underlying instrument. Payments may be based on currencies, interest rates, securities indexes, commodity indexes or other reference rates. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.

Use of the instruments noted above (collectively, “Derivative Instruments”) must be consistent with a Portfolio’s investment objective and policies (and, in the case of the Index Accounts, the indexing strategy described earlier in this Prospectus). The Portfolios may, with the exception of The Commodity Returns Strategy Portfolio, not use Derivative Instruments for speculative purposes. No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Derivative Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that a Specialist Manager will use any Derivative Strategies, a particular Derivative Strategy or a particular Derivative Instrument. However, there are certain overall considerations to be aware of in connection with the use of Derivative Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Derivative Instruments is sometimes intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Derivative Strategy does not occur, it may be that the Portfolio employing such Derivative Strategy

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would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable derivative transactions may not be available in all circumstances. Derivative Strategies can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates change in unexpected ways and a Portfolio may suffer losses disproportionate to the amount of its investments in these instruments. Liquid markets do not always exist for certain derivative instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. Valuation of derivatives may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In addition, changes in government regulation of derivatives could affect the character, timing and amount of the Portfolio’s taxable income or gains. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

About Other Permitted Instruments.

Borrowing and Lending.    Each of the Portfolios may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio’s total assets. To avoid potential leveraging effects of a Portfolio’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of a Portfolio’s total assets. Each of the Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. No Portfolio will enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

Liquidity Risk.    Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the price that would normally prevail in the market at the time at which a Portfolio desires to sell. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.    Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

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Investments in Other Investment Companies.

The Adviser or the Specialist Managers may also acquire, on behalf of a Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. Each Portfolio may invest in these instruments to achieve market exposure to its respective asset class, including when direct investment in securities in accordance with the investment policies of the relevant Portfolio is pending, to hedge against the relative value of the securities in which an acquiring Portfolio primarily invests, or to facilitate the management of cash flows in or out of that Portfolio. Other investment company securities that may be acquired by a Portfolio include those of investment companies which invest in short-term money market instruments.

Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolios may invest in ETFs. Such ETFs are unaffiliated with the Trust.

Many ETFs seek to replicate the performance of a securities market index or a group of securities markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In particular, the Portfolio may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

Additionally, the Real Estate Securities Portfolio may invest up to 100% of its assets in ETFs that invest in the securities of real estate related companies in reliance on provisions of the Investment Company Act that permit such investments so long as the investing fund, together with any affiliates, does not own more than 3% of the outstanding voting securities of the acquired fund. When relying on these provisions, the Real Estate Securities Portfolio is required to vote all proxies of the funds it owns in the same proportion as the vote of all other holders of such securities.

Disclosure of Portfolio Holdings

A complete list of each Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolios’ policies and procedures with respect to disclosure of the Portfolios’ securities is provided in the Trust’s Statement of Additional Information (“SAI”).

Fund Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.

Advisory Services

HC Capital Solutions.    HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreements (“HC Capital Agreements”) with the Trust. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees

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the services provided to the Trust by its administrator, custodian and other service providers. Under the HC Capital Agreements the Adviser has direct authority to invest and reinvest the Trust’s assets and, although it is not generally responsible for day-to-day investment decisions for the Trust or its Portfolios, it may at times directly manage a Portfolio’s cash and investments in ETFs. The Adviser is responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios. Each of the Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Adviser may, from time to time, reallocate the assets of a multi-manager Portfolio among Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. The Adviser is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.

As part of its oversight responsibilities, the Adviser seeks to manage overall active portfolio risk. In connection with this effort, the Adviser may, from time to time, determine that, as a result of investment decisions in actively managed portions of a Portfolio, the overall Portfolio is underweight with respect to a specific market segment represented in the designated benchmark index. If, in the Adviser’s judgment, it is appropriate to do so from a portfolio management perspective, the Adviser may direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that replicates a subset of the market segment that, in the Adviser’s judgment, is not represented as desired in the Portfolio as a whole. The companies represented in the subset (“Subset Components”) will be determined by the Specialist Manager responsible for the “indexed” portion of the Portfolio. By way of example, application of the investment process of an active manager may result in a decision to limit investments in higher yielding stocks. Taking into account the Portfolio’s overall structure, however, the Adviser may determine that a Portfolio is disproportionately underweight in higher yielding stocks from a total portfolio management perspective. Under such circumstances, the Adviser may (but is not required to) direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that captures the performance of higher yielding stocks.

The Trust has been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

With respect to the Commodity Returns Strategy Portfolio, the Adviser is also registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to that Portfolio. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Portfolio’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses. The CFTC has neither reviewed nor approved the Portfolio, its investment strategies or this prospectus. In addition, with respect to the Commodity Returns Strategy Portfolio, the Adviser is relying upon an exemption from registration as a “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

With respect to each Portfolio other than The Commodity Returns Strategy Portfolio (each, an “Excluded Portfolio”), the Adviser has claimed an exclusion from the definition of CPO under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Excluded Portfolios, the Adviser is relying upon a related exclusion from the definition of CTA under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require each Excluded Portfolio, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards as described in the Statement of Additional Information. Because the Adviser and the Excluded Portfolios intend to comply with the terms of the CPO exclusion, an Excluded Portfolio may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Excluded Portfolios are not intended as vehicles for trading in the commodity futures, commodity options or swaps

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markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Excluded Portfolios, their investment strategies or this prospectus.

Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreements, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of June 30, 2016, approximately $23.9 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Thomas Cowhey, CFA, Mr. Brad Conger, CFA and Mr. Scott Jacobson, CFA act as portfolio managers for each Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000. Mr. Conger is a Vice President at the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors. Mr. Jacobson is a Capital Allocation Investment Strategist for the Adviser and has been with the Adviser since 2015. Prior to joining the Adviser, Mr. Jacobson served as a Managing Director at Wedbush Securities, Inc., a Consultant for ClearVol Capital Management, LLC and the Head of Derivative Strategy at Sanford C. Bernstein & Co., LLC.

Specialist Managers.    Day-to-day investment decisions for each of the Portfolios are the responsibility of one or more Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the respective Portfolios, and subject to the general supervision of the Trust’s Board of Trustees, each of the Specialist Managers is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for those portions of the Portfolios they serve for which they are responsible.

In the case of those Portfolios that are served by more than one Specialist Manager, the Adviser is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. The Adviser may increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so, in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a Portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selection processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

The following is information on how the management fees were calculated for each of the Portfolios:

The Value Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 30% AllianceBernstein, 43% Cadence, 0% Mellon Capital, 14% Parametric’s Liquidity Strategy, 0% Parametric’s Defensive Equity Strategy, 8% Parametric’s Targeted Strategy and 5% HC Capital Solutions.

The Institutional Value Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 28% AllianceBernstein, 40% Cadence, 0% PIMCO, 0% Mellon Capital, 19% Parametric’s Liquidity Strategy, 0% Parametric’s Defensive Equity Strategy, 8% Parametric’s Targeted Strategy, and 5% HC Capital Solutions.

The Growth Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 30% SGA, 0% Cadence, 19% Jennison, 24% Mellon Capital, 15% Parametric’s Liquidity Strategy, 0% Parametric’s Defensive Equity Strategy, 7% Parametric’s Targeted Strategy and 5% HC Capital Solutions.

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The Institutional Growth Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 21% SGA, 0% Cadence, 17% Jennison, 0% PIMCO, 32% Mellon Capital, 18% Parametric’s Liquidity Strategy, 0% Parametric’s Defensive Equity Strategy, 7% Parametric’s Targeted Strategy and 5% HC Capital Solutions.

The Small Capitalization – Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 4% Ariel, 37% IronBridge, 30% Frontier, 0% Cadence, 6% Pzena, 1% Mellon Capital, 7% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 13% Cupps1 /Advisory Research and 2% HC Capital Solutions.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 0% Ariel, 36% IronBridge, 29% Frontier, 13% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 5% Pzena, 0% Cadence, 1% Mellon Capital, 14% Cupps1/Advisory Research, and 2% HC Capital Solutions.

The Real Estate Securities Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 90% Wellington Management, 0% Cadence, 0% Mellon Capital, 4% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, and 6% HC Capital Solutions.

The Commodity Returns Strategy Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 25% Wellington Management Global Natural Resources strategy, 2% Wellington Management Commodity strategy, 15% Parametric’s Liquidity Strategy, 2% Parametric’s Targeted Strategy, 2% PIMCO, 0% Cadence, 2% Vaughan Nelson, 47% Mellon Capital and 5% HC Capital Solutions.

The International Equity Portfolio – The Portfolio is managed by seven Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 4% Capital Guardian Trust Company (“CapGuardian”)1, 11% Causeway, 11% Artisan Partners, 51% Cadence, 0% CLIM, 9% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy 5% Mellon Capital and 8% HC Capital Solutions.

The Institutional International Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 2% CapGuardian1, 11% Causeway, 8% Artisan Partners, 10% Lazard, 57% Cadence, 0% CLIM, 4% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 5% Mellon Capital and 3% HC Capital Solutions.

The Emerging Markets Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 47% TBCAM, 0% Cadence, 0% CLIM, 4% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 47% Mellon Capital, 0% RBC GAM and 2% HC Capital Solutions.

The Core Fixed Income Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 46% Mellon Capital, 40% Agincourt and 14% HC Capital Solutions.

[1]

Cupps was terminated as a Specialist Manager on September 30, 2016 and replaced by Advisory Research . CapGuardian was terminated as a Specialist Manager to the International Equity and Institutional International Equity Portfolios on October 14, 2016.

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The Fixed Income Opportunity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 65% Fort Washington, 1% CLIM, 0% Mellon Capital, 7% Parametric’s Liquidity Strategy, 6% Parametric’s Targeted Strategy, 18% Western Asset and 3% HC Capital Solutions.

The U.S. Government Fixed Income Securities Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 83% Mellon Capital and 17% HC Capital Solutions.

The Inflation Protected Securities Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 95% Mellon Capital’s Domestic Strategy and 5% HC Capital Solutions.

The U.S. Corporate Fixed Income Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 84% Agincourt, 0% Mellon Capital, and 16% HC Capital Solutions.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 94% Mellon Capital and 6% HC Capital Solutions.

The Short-Term Municipal Bond Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 100% Breckinridge.

The Intermediate Term Municipal Bond Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 95% Standish Mellon and 5% HC Capital Solutions.

The Intermediate Term Municipal Bond II Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 95% Breckinridge Capital and 5% HC Capital Solutions.

Updated Specialist Manager allocations can be found in the Trust’s quarterly Schedules of Investments filed on Form N-Q and the Trust’s Semi-Annual Report filed on Form N-CSR.

A detailed description of the Specialist Managers that currently serve the Trust’s various Portfolios is found in the “Specialist Manager Guide” included in this Prospectus.

Discussions regarding the Board of Trustees’ basis for approving the Trust’s agreements with the Adviser and each of the Specialist Managers appear in the Trust’s Annual Report to Shareholders dated June 30, 2016 and Semi-Annual Report to Shareholders dated December 31, 2015.

Additional Information About Fund Management

The Commodity Returns Strategy Portfolio may pursue its investment objective, in part, by investing in the Subsidiaries. Each of the Subsidiaries has entered into a separate contract with one of the Specialist Managers whereby the respective Specialist Manager provides investment advisory and other services to the Subsidiary. Neither the Adviser nor the Specialist Managers receive separate compensation from the Subsidiaries for provision of these services. The Portfolio pays the Adviser and the Specialist Managers their management fees based on the Portfolio’s assets, including its investment in the Subsidiaries.

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Shareholder Information

Purchases and Redemptions

Purchasing Shares of the Portfolios.    Shares of each of the Portfolios are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

Calculating NAV. A Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open.    The NYSE may close earlier than 4:00 p.m. on some days. The NAV is calculated by adding the total value of a Portfolio’s investments and other assets attributable to HC Advisors Shares, subtracting its liabilities attributable to HC Advisors Shares and then dividing that figure by the number of outstanding HC Advisors Shares of that Portfolio:

NAV	=	total assets – liabilities
number of shares outstanding

The value of each Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

Service Fees.    The Trust has adopted a plan under Rule 12b-1 (“12b-1 Plan”) that allows HC Advisors Shares of each Portfolio to pay service fees related to services provided to shareholders. Because these fees are paid out of a Portfolio’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum such fee is 0.25% of the average daily net assets of HC Advisors Shares and the maximum fee has been included in the calculation for Total Annual Portfolio Operating Expenses for each of the Portfolios, although there is no current intention to assess this fee.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.    Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

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Multiple Class Portfolios.    The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Advisors Shares. HC Advisor Shares are available for purchase by an Intermediary that (i) has entered into, and maintains, a client agreement with the Adviser; and (ii) acting in accordance with discretionary authority on behalf of such Intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. HC Advisors Shares have service fees not applicable to the HC Strategic Shares.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a.  Name;

b.  Date of birth, for an individual;

c.  Address, which shall be:

1)  For an individual, a residential or business street address;

2)  For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3)  For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d.  Identification Number, which shall be:

1)  For a U.S. person, a taxpayer identification number; or

2)  For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.    As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

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Redeeming Your Shares.    You may redeem your shares in any Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the Investment Company Act of 1940 (the “Investment Company Act”) if (i) the NYSE is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared – normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions.    Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of a Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of a Portfolio “in kind” by exchanging securities for shares of the selected Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in a Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. Shareholders will receive notice before any account is closed for this reason. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a Portfolio’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolios may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.    Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

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Dividends and Distributions.    Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio are paid on a quarterly basis. Dividends on The International Equity Portfolio and The Institutional International Equity Portfolio are paid semi-annually. Dividends on The Emerging Markets Portfolio are paid on an annual basis. Income dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually.

Federal Taxes.    The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions.    Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 39.6%, except as discussed below.

Distributions attributable to net capital gain of a Portfolio for which the Portfolio reports to shareholders a capital gain distribution for the taxable year in a written statement furnished to the shareholder must be broken down into 20% rate gain distributions, unrecaptured Section 1250 gain distributions, 28% rate gain distributions and Section 1202 gain distributions. A shareholder that receives capital gain distributions from a Portfolio will treat the capital gain distributions as follows: 20% rate gain distributions are treated as long-term capital gains which are taxed at a 20% rate, a 15% rate or zero rate depending upon the shareholder’s taxable income. Unrecaptured Section 1250 gain distributions are treated as long-term capital gains that are taxed at a 25% rate and 28% gain distributions are treated as long-term capital gains that are taxed at a 28% rate. Section 1202 gain distributions are gains from the sale or exchange by the Portfolio of qualified small business stock held for more than 5 years and after a 50% exclusion, are taxed at a 28% rate.

Distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of twenty percent (20%) (15% if the individual’s income is below a certain level), as long as certain requirements are met. In general, distributions paid by a Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Portfolio. To the extent that The Real Estate Securities Portfolio invests a significant portion of its assets in REITs (which is anticipated to be the case), distributions attributable to operating income of those REITs will generally not constitute “qualifying dividends.” Accordingly, investors in The Real Estate Securities Portfolio should anticipate that a significant portion of the dividends to them each year will be taxable at the higher rates generally applicable to ordinary income. Because the income of the Income Portfolios primarily is derived from investments earning interest rather than dividend income, generally none of an Income Portfolio’s income dividends will constitute “qualifying dividends”.

The use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an

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individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Net investment income does not include exempt-interest dividends.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges.    You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in a Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. A Portfolio is required to report to you and the IRS annually the tax basis of shares you purchased or acquired on or after January 1, 2012, which will be calculated using the Portfolio’s default method. However, to aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.    One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other tax-qualified plans (other than Roth IRAs, Roth 401(k) plans and other after-tax accounts) are usually taxed as ordinary income.

Other Tax-Exempt Investors.    Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

Foreign Taxes Incurred by The International Equity, The Institutional International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios.    It is expected that The International Equity, The Institutional International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Each of these Portfolios, except The Commodity Returns Strategy Portfolio, is expected to have more than 50% of its assets at the close of each year invested in stocks or securities of foreign corporations and, therefore, may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolios pay. The Commodity Returns Strategy Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolio pays if more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations. If a Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Additionally, if this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio.    During normal market conditions, it is expected that substantially all of the dividends paid by The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio will be excludable from gross income for Federal income tax purposes. As previously noted, the Portfolios may, however, invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax (although The Short-Term Municipal Bond Portfolio does not currently intend to do so). Tax exempt

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More Information About Fund Investments and Risks (continued)

income is a factor in determining whether Social Security benefits are taxable. The Portfolios may also realize taxable capital gains. Accordingly, a portion of the Portfolio’s dividends will not be totally exempt from Federal income taxes. In addition, if you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Backup Withholding.    A Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon the sale of shares that are payable to shareholders who: (i) have failed to provide a correct tax identification number in the manner required, (ii) are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, (iii) have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so, or (iv) have failed to certify that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders.    Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. There are exemptions from the withholding tax for certain capital gain dividends paid by a Portfolio from net long-term capital gains, exempt interest dividends, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Portfolio. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes a Portfolio with a properly completed IRS Form W-8, as applicable, to establish entitlement to these treaty benefits. If a shareholder fails to properly certify that they are not a U.S. person, Portfolio distributions will be subject to backup withholding at a rate of 28%.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes.    You may also be subject to state and local taxes on distributions and redemptions, including distributions from The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond Portfolio. State income taxes may not apply, however, to the portions of each Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Other Reporting and Withholding Requirements.    Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

Special Tax Considerations Related to The Commodity Returns Strategy Portfolio.    In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, The Commodity Returns Strategy Portfolio must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualified income”). The tax treatment of commodity-linked notes and certain other derivative instruments under tests to qualify as a regulated investment company is not certain. The Trust has received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute qualifying income under Code. If the commodity-linked instruments in which the Portfolio invests were not regarded as producing qualifying income, then the Portfolio might fail to qualify as a regulated investment company. In addition, the Subsidiaries will invest in commodity-linked

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swaps and certain other commodity-linked derivatives. The Trust received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiaries will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiaries were not considered to be qualifying income, the Portfolio might fail to qualify as a regulated investment company.

In addition, another requirement for qualifying for the special tax treatment accorded regulated investment companies and their shareholders is that the Portfolio must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Portfolio’s total assets may be invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Therefore, the Portfolio may not invest any more than 25% of the value of its assets in the Subsidiaries. Absent this diversification requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiaries.

More information about taxes is in the Statement of Additional Information.

178

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Trust’s Portfolios for the past five years or since inception of the Portfolio, if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust’s financial statements, is incorporated by reference into the Statement of Additional Information, which is available upon request.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio HC Advisors Shares
Year Ended June 30, 2016	$18.46	$0.44		$(0.06)	$0.38	$(0.41)	$(0.74)	$(1.15)	$17.69	2.43%	$786	0.52%	0.26%	0.26%	2.38%	66.86%
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)	18.46	5.27%	1,163	0.54%	0.28%	0.28%	1.94%	123.19%
Year Ended June 30, 2014	14.94	0.43		2.93	3.36	(0.42)	—	(0.42)	17.88	22.69%	1,217	0.57%	0.31%	0.31%	2.43%	53.96%
Year Ended June 30, 2013	12.22	0.35		2.72	3.07	(0.35)	—	(0.35)	14.94	25.46%	1,564	0.48%	0.27%	0.27%	2.74%	54.28%
Year Ended June 30, 2012	12.49	0.31		(0.28)	0.03	(0.30)	—	(0.30)	12.22	0.32%	811	0.29%	0.26%	0.26%	2.58%	108.58%
The Institutional Value Equity Portfolio HC Advisors Shares
Year Ended June 30, 2016	$13.50	$0.28		$(0.06)	$0.22	$(0.27)	$(1.45)	$(1.72)	$12.00	2.44%	$1,435	0.51%	0.25%	0.25%	2.25%	67.08%
Year Ended June 30, 2015	14.79	0.27		0.45	0.72	(0.28)	(1.73)	(2.01)	13.50	5.12%	1,613	0.53%	0.27%	0.27%	1.96%	119.98%
Year Ended June 30, 2014	14.60	0.36	(d)	2.66 (d)	3.02	(0.35)	(2.48)	(2.83)	14.79	22.82%	1,434	0.57%	0.31%	0.31%	2.45%	63.68%
Year Ended June 30, 2013	12.55	0.37		2.70	3.07	(0.37)	(0.65)	(1.02)	14.60	25.76%	2,098	0.46%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.97	0.14		(0.08)	0.06	(0.30)	(0.18)	(0.48)	12.55	0.70%	1,658	0.29%	0.26%	0.26%	2.58%	128.77%
The Growth Equity Portfolio HC Advisors Shares
Year Ended June 30, 2016	$22.35	$0.22		$1.01	$1.23	$(0.20)	$(4.62)	$(4.82)	$18.76	5.89%	$1,085	0.54%	0.29%	0.29%	1.00%	38.90%
Year Ended June 30, 2015	20.48	0.19		2.11	2.30	(0.19)	(0.24)	(0.43)	22.35	11.34%	1,623	0.55%	0.30%	0.30%	0.88%	57.33%
Year Ended June 30, 2014	16.93	0.21		3.55	3.76	(0.21)	—	(0.21)	20.48	22.29%	1,690	0.53%	0.28%	0.28%	1.09%	30.28%
Year Ended June 30, 2013	14.86	0.22		2.09	2.31	(0.24)	—	(0.24)	16.93	15.64%	1,530	0.46%	0.27%	0.27%	1.49%	23.77%
Year Ended June 30, 2012	13.85	0.15		1.01	1.16	(0.15)	—	(0.15)	14.86	8.50%	928	0.31%	0.31%	0.31%	1.10%	64.59%
The Institutional Growth Equity Portfolio HC Advisors Shares
Year Ended June 30, 2016	$17.15	$0.17		$0.83	$1.00	$(0.16)	$(3.19)	$(3.35)	$14.80	6.30%	$1,931	0.52%	0.27%	0.27%	1.05%	37.43%
Year Ended June 30, 2015	16.59	0.16		1.64	1.80	(0.15)	(1.09)	(1.24)	17.15	11.20%	2,187	0.54%	0.28%	0.28%	0.93%	96.81%
Year Ended June 30, 2014	15.00	0.19		3.00	3.19	(0.19)	(1.41)	(1.60)	16.59	22.19%	1,935	0.51%	0.26%	0.26%	1.16%	48.43%
Year Ended June 30, 2013	15.01	0.23		2.08	2.31	(0.23)	(2.09)	(2.32)	15.00	17.15%	1,842	0.44%	0.26%	0.26%	1.54%	39.54%
Year Ended June 30, 2012	14.10	0.16		0.96	1.12	(0.15)	(0.06)	(0.21)	15.01	8.13%	1,828	0.32%	0.32%	0.32%	1.19%	83.80%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.

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Financial Highlights (continued)

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:									Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Small Capitalization – Mid Capitalization Equity Portfolio HC Advisors Shares
Year Ended June 30, 2016	$22.66	$0.01		$(1.64)	$(1.63)	$(0.01)	$—	$—	(h)	$(0.01)	$21.02		(7.18)%	$131	1.04%	0.76%	0.76%	0.08%	48.89%
Year Ended June 30, 2015	21.20	(0.01)		1.48	1.47	(0.01)	—	—		(0.01)	22.66		6.92%	195	1.08%	0.82%	0.82%	(0.06)%	67.34%
Year Ended June 30, 2014	17.10	0.06		4.11	4.17	(0.07)	—	—		(0.07)	21.20		24.41%	207	0.86%	0.60%	0.60%	0.32%	41.18%
Year Ended June 30, 2013	13.66	0.14		3.44	3.58	(0.14)	—	—		(0.14)	17.10		26.38%	191	0.75%	0.56%	0.56%	1.02%	34.45%
Year Ended June 30, 2012	14.03	0.07		(0.37)	(0.30)	(0.07)	—	—		(0.07)	13.66		(2.13)%	162	0.63%	0.63%	0.63%	0.52%	57.28%
The Institutional Small Capitalization – Mid Capitalization Equity Portfolio HC Advisors Shares
Year Ended June 30, 2016	$16.61	$0.03		$(1.15)	$(1.12)	$— (h)	$(0.90)	$(0.02)		$(0.92)	$14.57		(6.69)%	$235	0.97%	0.69%	0.69%	0.16%	52.38%
Year Ended June 30, 2015	17.19	0.01		1.14	1.15	(0.01)	(1.72)	—		(1.73)	16.61		7.43%	265	1.06%	0.80%	0.80%	0.03%	83.94%
Year Ended June 30, 2014	17.09	0.03		3.28	3.31	(0.03)	(3.18)	—		(3.21)	17.19		20.85%	239	0.95%	0.70%	0.70%	0.22%	67.75%
Year Ended June 30, 2013	13.52	0.09		3.58	3.67	(0.10)	—	—		(0.10)	17.09		27.29%	243	0.88%	0.69%	0.69%	0.67%	58.43%
Year Ended June 30, 2012	13.90	0.04		(0.38)	(0.34)	(0.04)	—	—		(0.04)	13.52		(2.45)%	276	0.78%	0.76%	0.76%	0.29%	81.04%
The Real Estate Securities Portfolio HC Advisors Shares
Year Ended June 30, 2016	$—	$—		$—	$—	$—	$—	$—		$—	$—		—	$—	—	—	—	—	—
Year Ended June 30, 2015(j)	—	—		—	—	—	—	—		—	—		—	—	—	—	—	—	—
Year Ended June 30, 2014(j)	—	—		—	—	—	—	—		—	—		—	—	—	—	—	—	—
Period Ended May 5, 2013(d)	11.16	0.20	(e)	0.79 (e)	0.99	(0.11)	(6.65)	—	(h)	(6.76)	5.39	(i)	12.36%	—	1.04%	0.88%	0.88%	2.36%	49.38%
Year Ended June 30, 2012	17.60	0.17	(e)	0.59 (e)	0.76	(0.20)	(7.00)	—		(7.20)	11.16		12.29%	127	0.82%	0.82%	0.82%	1.30%	70.31%
The Commodity Returns Strategy Portfolio HC Advisors Shares(g)
Year Ended June 30, 2016	$8.80	$0.14		$(0.95)	$(0.81)	$(0.13)	$—	$—		$(0.13)	$7.86		(9.12)%	$1,351	0.69%	0.44%	0.44%	1.86%	130.01%
Year Ended June 30, 2015	11.63	0.13		(2.78)	(2.65)	(0.14)	(0.04)	—		(0.18)	8.80		(22.84)%	1,635	0.88%	0.63%	0.63%	1.37%	63.29%
Year Ended June 30, 2014	9.81	0.08		1.84	1.92	(0.10)	—	—		(0.10)	11.63		19.66%	1,621	0.91%	0.66%	0.66%	0.81%	61.70%
Year Ended June 30, 2012	10.01	$0.12		(0.21)	(0.09)	(0.11)	—	—		(0.11)	9.81		(0.95)%	1,151	0.82%	0.64%	0.64%	1.20%	34.75%
Year Ended June 30, 2012	12.62	0.08		(2.47)	(2.39)	(0.06)	(0.16)	—		(0.22)	10.01		(18.95)%	902	0.73%	0.73%	0.73%	0.84%	83.66%
The International Equity Portfolio HC Advisors Shares
Year Ended June 30, 2016	$11.18	$0.28		$(1.40)	$(1.12)	$(0.27)	$(0.79)	$—		$(1.06)	$9.00		(10.16)%	$1,986	0.63%	0.37%	0.37%	2.64%	42.41%
Year Ended June 30, 2015	13.56	0.30		(0.96)	(0.66)	(0.34)	(1.38)	—		(1.72)	11.18		(4.50)%	3,032	0.63%	0.38%	0.38%	2.59%	48.85%
Year Ended June 30, 2014	11.36	0.43		2.24	2.67	(0.43)	(0.04)	—		(0.47)	13.56		23.61%	3,136	0.67%	0.42%	0.42%	3.24%	55.23%
Year Ended June 30, 2013	9.75	0.31		1.62	1.93	(0.32)	—	—		(0.32)	11.36		19.74%	2,732	0.61%	0.41%	0.41%	3.07%	46.29%
Year Ended June 30, 2012	10.99	0.24		(1.25)	(1.01)	(0.23)	—	—		(0.23)	9.75		(9.12)%	1,581	0.54%	0.54%	0.54%	2.62%	68.87%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 1, 2012 through May 5, 2013.
(e)	Per share amounts are based on average shares outstanding.
(f)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(g)	Statement has been consolidated. Please see Note 2O in the Notes to Financial Statements for basis of consolidation.
(h)	Amount rounds to less than $0.005 per share.
(i)

Represents the last traded net asset value per share on May 5, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no net assets and no shareholders and was closed to new investors.

(j)	No financial highlights for the Portfolio are shown for the fiscal years ended June 30, 2014, June 30, 2015 and June 30, 2016 as there were no Advisor Shares outstanding for the period.

180

Financial Highlights (continued)

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Institutional International Equity Portfolio HC Advisors Shares
Year Ended June 30, 2016	$10.57	$0.28	$(1.28)	$(1.00)	$(0.27)	$(0.44)	$—	$(0.71)	$8.86	(9.56)%	$3,554	0.61%	0.36%	0.36%	2.98%	43.96%
Year Ended June 30, 2015	12.57	0.30	(0.90)	(0.60)	(0.32)	(1.08)	—	(1.40)	10.57	(4.38)%	4,108	0.61%	0.36%	0.36%	2.81%	52.55%
Year Ended June 30, 2014	10.87	0.41	2.15	2.56	(0.40)	(0.46)	—	(0.86)	12.57	24.07%	3,598	0.65%	0.40%	0.40%	3.27%	64.38%
Year Ended June 30, 2013	9.37	0.31	1.56	1.87	(0.30)	(0.07)	—	(0.37)	10.87	19.99%	3,385	0.63%	0.42%	0.42%	2.89%	47.98%
Year Ended June 30, 2012	10.96	0.23	(1.30)	(1.07)	(0.21)	(0.31)	—	(0.52)	9.37	(9.41)%	3,148	0.55%	0.55%	0.55%	2.68%	68.64%
The Emerging Markets Portfolio HC Advisors Shares
Year Ended June 30, 2016	$17.57	$0.39	$(2.45)	$(2.06)	$(0.36)	$—	$—	$(0.36)	$15.15	(11.61)%	$2,349	0.82%	0.57%	0.57%	2.69%	40.02%
Year Ended June 30, 2015	20.00	0.42	(2.13)	(1.71)	(0.41)	(0.31)	—	(0.72)	17.57	(8.49)%	3,017	0.84%	0.59%	0.59%	2.34%	85.72%
Year Ended June 30, 2014	17.51	0.35	2.50	2.85	(0.36)	—	—	(0.36)	20.00	16.42%	2,861	0.98%	0.73%	0.73%	2.25%	75.84%
Year Ended June 30, 2013	17.79	0.36	(0.38)	(0.02)	(0.26)	—	—	(0.26)	17.51	(0.28)%	1,778	0.95%	0.77%	0.77%	2.24%	63.21%
Year Ended June 30, 2012	22.42	0.19	(4.21)	(4.02)	(0.17)	(0.44)	—	(0.61)	17.79	(17.81)%	1,350	0.98%	0.98%	0.98%	1.68%	52.27%
The Core Fixed Income Portfolio HC Advisors Shares
Year Ended June 30, 2016	$9.77	$0.21	$0.36	$0.57	$(0.24)	$(0.09)	$—	$(0.33)	$10.01	5.98%	$2,625	0.52%	0.27%	0.27%	2.11%	58.47	%(d)
Year Ended June 30, 2015	9.88	0.19	(0.07)	0.12	(0.22)	(0.01)	—	(0.23)	9.77	1.16%	2,796	0.52%	0.27%	0.27%	1.90%	89.60	%(d)
Year Ended June 30, 2014	9.73	0.21	0.24	0.45	(0.25)	(0.05)	—	(0.30)	9.88	4.68%	2,730	0.50%	0.25%	0.25%	2.22%	75.17	%(d)
Year Ended June 30, 2013	10.26	0.21	(0.29)	(0.08)	(0.26)	(0.19)	—	(0.45)	9.73	(0.92)%	2,341	0.45%	0.26%	0.26%	2.08%	53.26	%(d)
Year Ended June 30, 2012	10.13	0.24	0.53	0.77	(0.25)	(0.39)	—	(0.64)	10.26	7.76%	2,232	0.30%	0.30%	0.30%	2.36%	64.20	%(d)
The Fixed Income Opportunity Portfolio HC Advisors Shares
Year Ended June 30, 2016	$7.08	$0.38	$(0.44)	$(0.06)	$(0.38)	$(0.02)	$—	$(0.40)	$6.62	(0.60)%	$1,012	0.64%	0.39%	0.39%	5.58%	66.76	%(d)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	—	(0.56)	7.08	0.07%	1,094	0.57%	0.32%	0.32%	5.27%	55.80%
Year Ended June 30, 2014	7.40	0.41	0.40	0.81	(0.43)	(0.13)	—	(0.56)	7.65	11.39%	1,050	0.55%	0.30%	0.30%	5.52%	82.94%
Year Ended June 30, 2013	7.22	0.47	0.18	0.65	(0.47)	—	—	(0.47)	7.40	9.03%	914	0.64%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.39	0.53	(0.17)	0.36	(0.53)	—	—	(0.53)	7.22	5.27%	753	0.53%	0.53%	0.53%	7.33%	104.25%
The Inflation Protected Securities Portfolio HC Advisors Shares
Year Ended June 30, 2016	$10.01	$0.11	$0.29	$0.40	$(0.02)	$—	$—	$(0.02)	$10.39	4.00%	$1	0.40%	0.15%	0.15%	1.09%	20.88%
Year Ended June 30, 2015	10.26	(0.04)	(0.15)	(0.19)	(0.05)	(0.01)	—	(0.06)	10.01	(1.91)%	1	0.43%	0.18%	0.18%	(0.25)%	27.12%
Period Ended June 30, 2014(e)	10.00	0.12	0.24	0.36	(0.10)	—	—	(0.10)	10.26	3.60%	1	0.40%	0.15%	0.15%	4.58%	18.56%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Portfolio turnover does not include TBA security transactions.
(e)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

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Financial Highlights (continued)

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Intermediate Term Municipal Bond Portfolio HC Advisors Shares
Year Ended June 30, 2016	$10.06	$0.21	$0.19	$0.40	$(0.21)	$—	$—	$(0.21)	$10.25	4.05%	$1,400	0.51%	0.26%	0.26%	2.08%	30.35%
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—	—	(0.21)	10.06	1.54%	1,985	0.49%	0.24%	0.24%	2.03%	25.67%
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—	—	(0.25)	10.11	4.10%	2,490	0.54%	0.29%	0.29%	2.48%	34.05%
Year Ended June 30, 2013	10.10	0.26	(0.12)	0.14	(0.28)	—	—	(0.28)	9.96	1.39%	1,840	0.48%	0.29%	0.29%	2.70%	59.43%
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	—	(0.33)	10.10	8.29%	1,056	0.31%	0.31%	0.31%	3.24%	16.99%
The Intermediate Term Municipal Bond II Portfolio HC Advisors Shares
Year Ended June 30, 2016	$10.31	$0.21	$0.28	$0.49	$(0.21)	$— (e)	$—	$(0.21)	$10.59	4.87%	$408	0.50%	0.25%	0.25%	2.02%	11.22%
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)	—	(0.23)	10.31	1.31%	575	0.50%	0.25%	0.25%	1.85%	21.51%
Year Ended June 30, 2014	10.29	0.22	0.15	0.37	(0.22)	(0.03)	—	(0.25)	10.41	3.66%	724	0.50%	0.25%	0.25%	2.11%	17.84%
Year Ended June 30, 2013	10.56	0.22	(0.24)	(0.02)	(0.22)	(0.03)	—	(0.25)	10.29	(0.27)%	463	0.44%	0.25%	0.25%	2.06%	3.76%
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	—	(0.24)	10.56	6.97%	277	0.25%	0.25%	0.25%	2.24%	12.31%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Portfolio turnover does not include TBA security transactions.
(e)	Amount rounds to less than $0.005 per share.

182

Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the respective Portfolios is available in the SAI.

Advisory Research, Inc. (“Advisory Research”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. For its services to The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, Advisory Research receives a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85%. As of June 30, 2016, Advisory Research had total assets under management of approximately $8.1 billion in assets. During the fiscal year ended June 30, 2016, Advisory Research was not allocated assets of The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios.

Advisory Research, the principal offices of which are located at 180 N. Stetson Avenue, Suite 5500, Chicago, Illinois 60601, was established in 1974 and is a registered investment adviser. Advisory Research is a subsidiary of Piper Jaffray Companies. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Advisory Research. Mr. Cupps serves as the Chief Investment Officer of the Advisory Research US Growth Team. He is responsible for the research agenda of the firm’s US Growth investment team and has analyst responsibilities within the healthcare and technology sectors. Mr. Cupps attended Harvard University where he studied economics and graduated cum laude in 1992.

Agincourt Capital Management, LLC (“Agincourt”) serves as the Specialist Manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Agincourt is a 100% employee-owned SEC registered investment founded in 1999 by eight investment partners, all formerly investment professionals with Sovran Capital Management. Agincourt is headquartered at 200 South 10th Street, suite 800, Richmond, VA 23219. As of June 30, 2016, Agincourt managed assets of $5.9 billion, in fixed income portfolios for a wide range of institutional clients.

For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Agincourt receives a fee at an annual rate of 0.08% of the average daily net assets of that portion of each Portfolio that is managed by Agincourt. During the fiscal year ended June 30, 2016, Agincourt received fees of 0.08% of the average daily net assets of each of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Day-to-day investment decisions for The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of L. Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager, each a member of the Agincourt Investment team. Mr. Buoyer has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1991 and was previously a portfolio manager for C&S Investment Advisors in Atlanta, GA. Mr. Buoyer, a Chartered Financial Analyst, received a BA in Chemistry from the University of North Carolina-Chapel Hill, and an MBA from Emory University. Mr. Marshall has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1997 and was previously an equity trader and operations specialist with Trusco Capital Management in Atlanta, GA. Mr. Marshall, a Chartered Financial Analyst, received a BBA from the University of Tennessee-Chattanooga.

AllianceBernstein L.P. (“AllianceBernstein”) serves as a Specialist Manager for The Value Equity and The Institutional Value Equity Portfolios. AllianceBernstein is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 1345 Avenue of the Americas, New York, NY, 10105. As of June 30, 2016, AllianceBernstein had total assets under management of approximately $490 billion, of which approximately $61.0 billion represented assets of institutional mutual/commingled funds.

For its services under this Agreement with respect to the portion of each of the Portfolios allocated to AllianceBernstein from time to time (each an “AllianceBernstein Account”), AllianceBernstein shall receive a fee calculated at an annual rate and payable monthly in arrears of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of: (a) the net assets of The Value Equity and The Institutional Value Equity Portfolios managed by AllianceBernstein and (b) other assets managed by AllianceBernstein, for certain other clients of the Adviser managed by AllianceBernstein within the same strategy. During the fiscal year ended June 30, 2016, AllianceBernstein received fees of 0.32% of the average daily net assets of each portion of The Value Equity and The Institutional Value Equity Portfolios allocated to AllianceBernstein.

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Specialist Manager Guide (continued)

Gerry Paul and Cem Inal are responsible for making day-to-day investment decisions for that portion of The Value Equity and Institutional Value Equity Portfolios allocated to AllianceBernstein. Mr. Paul was appointed CIO of the North American Value Equity Investment Policy Group and Co-CIO of U.S. Large Cap Equities in 2009. Prior to this appointment, Mr. Paul was the Global Head of Diversified Value Services, CIO – Advanced Value Fund, CIO – Small and Mid-Capitalization, and Co-CIO – Real Estate Investments. Mr. Paul joined Bernstein in 1987 as a research analyst covering the automotive industry. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

Mr. Inal was appointed Portfolio Manager of US Large Cap Value Equities in March 2016. He is also a Senior Research Analyst and leader of the technology sector. Previously, Mr. Inal co-managed the International Small Cap Value service from its inception in 2014 until 2016. Before joining the firm in 2003 as a research analyst, Mr. Inal was a vice president at fusionOne, a communications software provider. Prior to that, he was an engagement manager at McKinsey & Company and a research engineer at Mitsubishi Electric. Mr. Inal holds a BSE in electrical engineering from Princeton University and an MBA in financial engineering from Cornell University.

Ariel Investments, LLC (“Ariel”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. Ariel is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 200 East Randolph Street, Suite 2900, Chicago, IL 60601. As of June 30, 2016, Ariel had approximately $10.1 billion in assets under management.

For its services to The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Ariel will be paid an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (i.e., the aggregate of the assets of each Small Cap – Mid Cap Portfolio allocated to Ariel and certain other investment advisory accounts at the Adviser or its affiliates for which Ariel provides similar services), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets and 0.50% of Combined Assets exceeding $20 million. During the fiscal year ended June 30, 2016, Ariel received fees of 1.00% of the average daily net assets of each portion of The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Ariel.

David M. Maley and Kenneth E. Kuhrt will be primarily responsible for the day-to-day management of that portion of The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios’ assets allocated to Ariel. Mr. Maley is the firm’s Lead Portfolio Manager for its micro and small cap deep value strategies. He has been with Ariel since 2009 and has previously served as a Vice President at Goldman Sachs, Vice President and Senior Portfolio Manager at Harris Bank and President at Maple Hill Capital Management. As lead portfolio manager, Mr. Maley makes the final decision on all purchases/sales for the portfolio. Mr. Kuhrt, a Portfolio Manager, is a Certified Public Accountant and has been with the firm since 2004. Prior to joining Ariel, Mr. Kuhrt was a Senior Investment Banking Analyst at William Blair & Co, LLC and a Senior Auditor at KPMG, LLP.

Artisan Partners Limited Partnership (“Artisan Partners”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Artisan Partners, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2016, Artisan Partners managed total assets in excess of $95.0 billion, of which approximately $48.5 billion consisted of mutual fund assets. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc. (“APAM”), a publicly traded Delaware corporation. A stockholders committee has the authority to vote more than the majority of the combined voting power of APAM’s capital stock. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

Mr. Mark L. Yockey, a managing director of Artisan Partners, is jointly responsible for making day-to-day investment decisions for those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan Partners. Mr. Yockey joined Artisan Partners in 1995 as a portfolio manager. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

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Specialist Manager Guide (continued)

Mr. Andrew J. Euretig, a managing director of Artisan Partners, is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan Partners. Mr. Euretig joined Artisan Partners in 2005 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Euretig holds both a BS and MBA from the Haas School of Business at the University of California, Berkley.

Mr. Charles Hamker, a managing director of Artisan Partners, is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan Partners. Mr. Hamker joined Artisan Partners in 2000 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Hamker holds a BA with a specialization in Finance and Economics from The European Business School in Paris.

For its services to The International and Institutional International Equity Portfolios, Artisan Partners receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan Partners so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan Partners at the following annual rates: 0.80% on assets up to $50 million; and 0.60% on assets in excess of $50 million. For purposes of computing Artisan Partners’ fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan Partners; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan Partners. For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, during the fiscal year ended June 30, 2016 Artisan Partners received a fee of 0.70% and 0.65%, respectively, of the average daily net assets of each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Artisan Partners.

The Boston Company Asset Management LLC (“TBCAM”) serves as a Specialist Manager for The Emerging Markets Portfolio. TBCAM is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act and is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. TBCAM is headquartered at the One Boston Place, Boston, MA 02108. Mr. Warren Skillman is primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to TBCAM. As of June 30, 2016, TBCAM had total assets under management of approximately $36.4 billion in assets.

Mr. Skillman is a Senior Managing Director and joined TBCAM in September, 2005 and is a Portfolio Manager on TBCAM’s Non-US Value Equity Investment Team; his primary research responsibility is emerging markets. Mr. Skillman received a B.A. from Boston College and an MS in Finance from the London School of Business.

For its services to the Portfolio, TBCAM receives a fee at the annual rate of 0.90% of the average daily net assets of the first $50 million of that portion of the assets of the Portfolio that may, from time to time be allocated to TBCAM (the “TBCAM Account”); 0.85% on the next $50 million of the average daily net assets of TBCAM Account; 0.70% on the next $100 million of the average daily net assets of TBCAM Account; 0.55% on the next $200 million in such assets, and 0.50% for such assets over $400 million. During the fiscal year ended June 30, 2016, TBCAM received a fee of 0.59% of the average daily net assets of that portion of The Emerging Markets Portfolio allocated to TBCAM.

Breckinridge Capital Advisors, Inc. (“Breckinridge”) serves as Specialist Manager for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Breckinridge, which has managed municipal bond portfolios since 1993 and is a registered investment adviser, is headquartered at 125 High Street, Oliver Street Tower, 4th Floor, Boston, MA 02110.

For its services to The Short-Term Municipal Bond and The Intermediate Term Municipal Bond II Portfolios Breckinridge receives a fee of 0.125% of the average daily net assets of that portion of each Portfolio allocated to Breckinridge. During the fiscal year ended June 30, 2016, Breckinridge received a fee of 0.125% of the average daily net assets of that portion of each of The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio allocated to Breckinridge. As of June 30, 2016, Breckinridge managed total assets of approximately $25.9 billion.

The Portfolios are managed by a team of investment professionals who are jointly and primarily responsible for making day-to-day investment decisions:

Peter B. Coffin, President, founded Breckinridge in 1993. Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. Mr. Coffin is a member of Breckinridge’s Board of Directors and Executive Committee.

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Specialist Manager Guide (continued)

David Madigan, Chief Investment Officer, joined Breckinridge in 2003. As Breckinridge’s Chief Investment Officer, Mr. Madigan leads the firm’s Investment Committee. Prior to Breckinridge, he was an Executive Vice-President at Thomson Financial, a portfolio manager at Banker’s Trust and Prudential Insurance, and has served as Chief Municipal Strategist for Merrill Lynch. Mr. Madigan is a member of Breckinridge’s Executive Committee.

Matthew Buscone, Portfolio Manager, joined Breckinridge in 2002. Mr. Buscone has been a Portfolio Manager since 2008, after having served as a trader at Breckinridge. Prior to Breckinridge, he was a trader at Mellon Private Asset Management, and a portfolio manager at David L. Babson from 1992 to 2002. Mr. Buscone co-heads the portfolio management team and is a member of Breckinridge’s Executive Committee.

Jeffrey Glenn, CFA, Portfolio Manager, joined Breckinridge in 2012. Mr. Glenn has been a Portfolio Manager since 2015, after having served as a trader since 2012. Prior to joining Breckinridge, Mr. Glenn was an Associate Portfolio Manager/Analyst at Brandes Investment Partners from 2002 to 2012, and an Associate Director at Banc One Markets responsible for investment grade utility credits from 2000 to 2002. Mr. Glenn also serves as co-head of the portfolio management team.

Sara Chanda, Portfolio Manager, joined Breckinridge in 2010. She has been a Portfolio Manager since 2013, after spending her first few years at Breckinridge as a trader. Ms. Chanda was a Vice President and trader at Eaton Vance Management from 1999 to 2003, where she was responsible for trading various specialty state mutual funds and overseeing the adviser’s separately managed account trading and operations. Ms. Chanda also was responsible for municipal bond trading at Fidelity Investments.

Ji Young Jung, CFA, Portfolio Manager, joined Breckinridge in 2010. She has been a Portfolio Manager since 2013 after spending her time at Breckinridge as a credit analyst and a portfolio analyst. Prior to joining Breckinridge, Ms. Jung worked as an analyst for Assured Guaranty from 2009 to 2010 and for Financial Security Assurance from 2006 to 2009.

Eric Haase, CFA, Portfolio Manager, joined Breckinridge in 2016. Previously, Mr. Haase was employed at SCS Financial LLC from 2005 to 2016, where he served in various roles including trader. His most recent role at SCS was a Portfolio Manager focusing on tax-exempt separate accounts and conducting manager research across fixed income sectors.

Cadence Capital Management LLC (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2016, Cadence had approximately $3.8 billion in assets under management.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. During the fiscal year ended June 30, 2016, Cadence received a fee of 0.065% of the average daily net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Cadence.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. During the fiscal year ended June 30, 2016, Cadence was not allocated assets of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity

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Specialist Manager Guide (continued)

mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. During the fiscal year ended June 30, 2016, Cadence received a fee of 0.10% of the average daily net assets of that portion of each of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Cadence.

For its services to The Emerging Markets Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. The initial aggregate allocation to Cadence is expected to exceed $2 billion. During the fiscal year ended June 30, 2016, Cadence was not allocated assets of The Emerging Markets Portfolio.

Mr. J. Paul Dokas and Mr. Robert E. Ginsberg are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Cadence. Mr. Dokas is Senior Portfolio Manager, Managing Director and joined Cadence in 2013. Previously, Mr. Dokas served as Director – Investments at Hirtle Callaghan from November 2007 to May 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is Portfolio Manager, Managing Director and joined Cadence in 2011. Previously, Mr. Ginsberg served as a Senior Analyst at Invesco from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Causeway’s headquarters are located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. As of June 30, 2016, Causeway, which is registered as an investment adviser with the SEC, had total assets under management of approximately $40.1 billion, of which $13.2 billion consisted of mutual fund assets.

For its services to The International and Institutional International Equity Portfolios, Causeway receives a fee, payable monthly, at an annual rate of 0.45% of the average daily net assets allocated to Causeway. During the fiscal year ended June 30, 2016, Causeway received a fee of 0.45% of the average daily net assets of each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Causeway.

Day-to-day management of those assets of The International Equity and Institutional International Equity Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini and Ellen Lee. Ms. Ketterer, Mr. Hartford, Mr. Doyle and Mr. Eng have been investment professionals with Causeway since 2001 and Mr. Muldoon has been an investment professional with Causeway since 2003. Messrs. Corwith and Valentini have served as investment professionals with Causeway since July 2006. Ms. Lee has served as an investment professional with Causeway since August 2007. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle and Eng, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity. Mr. Corwith, a director of Causeway, previously served as a summer research associate at Deutsche Asset Management and as a project manager in the Corporate Services group of The Bank of New York overseeing the integration of trading platforms for broker-dealer clients acquired during the firm’s merger with Mellon Financial. Mr. Valentini, a director of Causeway, previously served as a summer research analyst at Thornburg Investment Management and as a financial analyst at Goldman Sachs in the European Equities Research-Sales division. Ms. Lee, a director of Causeway, previously served as an intern at Tiger Asia, as an associate in the Mergers and Acquisitions division of Credit Suisse First Boston in Seoul, and as an analyst in the Mergers and Acquisitions division of Credit Suisse First Boston in Hong Kong.

City of London Investment Management Company Limited (“CLIM”) serves as a Specialist Manager for The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. CLIM is authorized and regulated by the Financial Conduct Authority. The firm is also registered as an investment adviser with the SEC pursuant to the Investment Advisers Act and is headquartered in its London location at 77 Gracechurch Street, London, EC3V 0AS, United Kingdom (UK) and has its U.S. office in Coatesville, Pennsylvania. CLIM

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is a wholly owned subsidiary of City of London Investment Group PLC (CLIG) and comprises 100% of CLIG’s revenues. As of June 30, 2016, CLIM had total assets under management of approximately $4.0billion, of which approximately: (i) $0 represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the International Equity and Institutional International Equity Portfolios; (ii) $0 represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Emerging Markets Portfolio; and (iii) $11 million represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Fixed Income Opportunity Portfolio. CLIM was formed in 1991 in London, England and was incorporated in 1993. CLIG is a publicly-held company with a listing on the London Stock Exchange.

For its services to the Portfolios, CLIM receives an annual fee, calculated daily and payable quarterly (monthly in the case of the Fixed Opportunity Portfolio), based on an annual percentage of the average daily net assets of the Portfolio allocated to CLIM from time to time as follows:

The International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*
The Institutional International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*
The Emerging Markets Portfolio	1.00% on the first $100 million in Combined Assets; 0.80% on the next $100 million and 0.50% thereafter**
The Fixed Income Opportunity Portfolio	0.45%

*

For the International Equity and Institutional International Equity Portfolios, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios; and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

**

For The Emerging Markets Portfolio, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in The Emerging Markets Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

During the fiscal year ended June 30, 2016, CLIM received a fee of 0.45% of the average daily net assets of The Fixed Income Opportunity Portfolio and was not allocated assets of The International Equity Portfolio, The Institutional International Equity Portfolio and Emerging Markets Portfolio.

Day-to-day portfolio management of those assets of the International Equity and Institutional International Equity Portfolios allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Barry Olliff. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio allocated to CLIM will be the responsibility of a team led by James Millward. All assets managed by CLIM are managed in a team approach with input from portfolio managers, research analysts and other investment professionals. Team members conduct research, make investment recommendations and are an integral part of the investment process.

Mr. James Millward is a Portfolio Manager based in the London office. James joined CLIM in 2009 and is responsible for tactical and multi-asset products at CLIM. Prior to joining CLIM, James worked in a proprietary trading role for the Equity Derivatives group of Societe Generale S.A. in London, focusing on closed-end fund arbitrage and special situations strategies. James also held positions at Linklaters LLP and Commerzbank A.G. He holds a BSc (Hons) in Economics from the London School of Economics and Political Science.

Mr. Michael Edmonds is the Lead Portfolio Manager for the Global Developed CEF strategy based in the Philadelphia office. Michael rejoined CLIM in 2009. He had previously worked in the London office of both Olliff & Partners from 1992 to 1996 and CLIM from 1996 to 1998. Prior to rejoining CLIM, Michael spent over eight years at Morgan Stanley Investment Management with roles in marketing and product management and development. He holds a BA (Hons) in Financial Services from the University of West England and has passed the Investment Management Certificate (IMC). He is also a CFA Charterholder and a Chartered Alternative Investment Analyst.

Mr. Michael Sugrue is a Portfolio Manager for the Global Developed CEF strategy based in the London Office. Michael joined CLIM in 1996 and was initially in a support role culminating in him becoming Head of Administration in 2000-2001. Michael worked for an extended period of time in the U.S. office, where he relocated in order to support the CIO before ultimately

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becoming a Portfolio Manager for the Emerging Markets CEF strategy in 2004. Michael returned to London in 2008 as a Portfolio Manager for the Emerging Markets CEF team before transitioning to the Global Developed CEF strategy in 2013.

Mr. Barry M. Olliff is Chief Executive Officer of CLIG and Chief Investment Officer of CLIM based in the Philadelphia office and has over 50 years of experience in the closed-end fund sector. Prior to forming CLIM in 1991, he was Chief Executive Officer of Olliff & Partners, a stock broking firm he founded in 1987. Previously he served as a Director of Laing & Cruickshank, where he worked for eight years. From 1963 until 1978, he was a market maker in closed-end funds for Denny Brothers, which became Pinchin Denny in 1973.

Mr. Mark Dwyer is Chief Investment Officer EM CEF Group based in the London office. Mark re-joined CLIM in 2012. Prior to re-joining CLIM, Mark spent over eight years as a Director within the Wealth Management Unit of Banco Comercial Português, where he was primarily in charge of the investment team responsible for fund selection. He had previously established CLIMs Singapore Office in 2000 where he spent two years as a Portfolio Manager before returning to London where he was head of the emerging market closed-end fund investment team until 2003. He also worked in the U.S. office from 1997-1999 as a Portfolio Manager and the London office from 1995-1996 as a research analyst. He holds a BA (Hons) in Economics from Kingston University, and is a CFA Charterholder.

Mr. Oliver Marschner is a Portfolio Manager based in the Seattle office. Oliver joined CLIM in 2001 as a Research Analyst and has also worked as a Portfolio Manager in the London and Singapore offices. Prior to joining CLIM, Oliver worked for the Bank of New York (Europe) Retail Investments Team and for Chase Fleming Private Wealth Management. He completed his studies in South Africa where he attained an Honours degree in Bachelor of Commerce (Management Accounting) at the University of Stellenbosch. Oliver has passed the Investment Management Certificate (IMC).

Fort Washington Investment Advisors, Inc. (“Fort Washington”) serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. Fort Washington is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act. Fort Washington is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202. As of June 30, 2016, Fort Washington had total assets under management of approximately $48.47 billion in assets under management.

Messrs. White, Jossart and Bauer are the individuals primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Fort Washington. Brendan White is Co-Chief Investment Officer and Senior Portfolio Manager for the High Yield strategy. He has led this strategy since its inception. In this role, he also manages the Credit Team and serves on the firm’s Senior Management Team. Mr. White joined the Firm in 1993. Prior to joining Fort Washington he was with Ohio Casualty Corporation where he was an analyst supporting the High Yield and Mortgage Backed Securities portfolios. Mr. White received a BS in Finance from The Ohio State University and an MBA from Xavier University. He is a CFA charter holder. Timothy Jossart is a Vice President, Co-Portfolio Manager and a Senior Credit Analyst focusing on high yield fixed income securities. Timothy joined the firm in 1996 as a member of the Public Equity team before moving to High Yield in 2005. Prior to joining Fort Washington Tim worked for Star Bank in Cincinnati where he was an equity analyst supporting Trust Department investments. Prior to his work at Star Bank, he spent two and a half years as a credit analyst with PNC Bank overseeing corporate credits. Timothy received a BBA in Finance from the University of Wisconsin-Madison. He is a CFA charterholder. Garrick Bauer is an Assistant Vice President, Co-Portfolio Manager and a Senior Credit Analyst focusing on high yield fixed income securities. Garrick joined the firm in 2013. Prior to joining Fort Washington he worked at Wellington Management Company as a credit portfolio manager on several mutual funds. While at Wellington he was also an analyst on the High Yield team following a variety of sectors. Prior to Wellington Management he worked at Summit Investment Partners and PricewaterhouseCoopers. Garrick received his BS in Accounting from Miami University and his Masters in Business Administration from the University of Virginia. He is a CFA charterholder and earned the Certified Public Accountant designation (inactive).

For its services to the Portfolio, Fort Washington receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Fort Washington if the average daily net assets exceeds $200 million. For the purposes of computing Fort Washington’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Fort Washington in The Fixed Income Opportunity Portfolio and certain other assets managed by Fort Washington for clients of Hirtle Callaghan and Co., LLC. During the fiscal year ended June 30, 2016, Fort Washington received a fee of 0.20% of the average daily net assets of the portion of The Fixed Income Opportunity Portfolio allocated to Fort Washington.

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Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. For its services to The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below), and 0.75% for all assets allocated to it in excess of $90 million of such Combined Assets. During the fiscal year ended June 30, 2016, Frontier received fees of 0.46% of the average daily net assets of each portion of The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Frontier. The term “Combined Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services. Frontier, the principal offices of which are located at 99 Summer Street, Boston, MA 02110, was established in 1980 and is a registered investment adviser. Michael Cavarretta is responsible for making the day-to-day investment decisions for that portion of the Portfolios’ assets assigned to Frontier. Mr. Cavarretta has been Chairman of Frontier since 2010, is a Chartered Financial Analyst and has been an investment professional with Frontier since 1988. He received an MBA from Harvard Business School. Andrew Bennett also has day-to-day responsibility for investment decisions for Frontier’s portion of the Portfolios’ assets. He is a Chartered Financial Analyst and has been an investment professional at Frontier since 2003. He received a B.A. from Wheaton College. Frontier had, as of June 30, 2016, approximately $12.7 billion in assets under management, of which approximately $3.9 billion represented assets of mutual funds. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

IronBridge Capital Management LP (“IronBridge”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. IronBridge, which was organized in 1999, is located at One Parkview Plaza, Suite 700, Oakbrook Terrace, IL 60181. For its services to The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, IronBridge receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.70%. Prior to September 23, 2015, IronBridge was entitled to receive a fee of 0.95% of the average daily net assets of that portion of the Portfolios allocated to IronBridge. During the fiscal year ended June 30, 2016, IronBridge received fees of 0.70% of the average daily net assets of each portion of The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios allocated to IronBridge.

Day-to-day investment decisions for that portion of The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios allocated to IronBridge by the Board of Trustees are the responsibility of Christopher C. Faber, Jeffrey B. Madden and Thomas W. Fanter. Mr. Faber is a Portfolio Manager/Analyst who founded IronBridge in 1999. Mr. Madden joined IronBridge in 2000 as an equity analyst. Before joining IronBridge, Mr. Madden worked at Accenture in the Retail Management Consulting Practice. Mr. Fanter joined the Adviser in 2004 as an equity analyst. Mr. Fanter holds a B.S. in Industrial Engineering and Management Sciences from Northwestern University, and an M.B.A. from Northwestern’s Kellogg School of Management with concentrations in Accounting and Finance. As of June 30, 2016, IronBridge had approximately $2.9 billion in assets under management, of which approximately $972 million represented assets of mutual funds.

Jennison Associates LLC (“Jennison”), a registered investment adviser since 1969, serves as a Specialist Manager for The Growth Equity and The Institutional Growth Equity Portfolio. Jennison’s principal offices are located at 466 Lexington Avenue, New York, NY 10017. For its services to The Growth Equity and The Institutional Growth Equity Portfolios, Jennison receives a maximum annual fee of 0.30% of the average daily net assets of that portion of Portfolios allocated to Jennison (the “Jennison Account”). Jennison’s fee may be lower, however, to the extent the application of the fee schedule set forth below (“Combined Fee Schedule”) to the aggregate market value of the Jennison Account and certain other assets managed by Jennison, for clients of the Adviser, (“Related Accounts”) (together, the “Combined Assets”) results in a lower fee. Under the Combined Fee Schedule, Jennison would receive from The Growth and Institutional Growth Equity Portfolios advisory fees as set forth in the table below. For purposes of the Combined Fee Schedule, a “Related Account” is an account that is managed by Jennison in a

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manner similar in terms of investment objectives and strategy to the Jennison Account for the benefit of institutional investors who are clients of the Adviser.

For Combined Assets of:	The fee* paid to Jennison would be:
On the First $10 million	0.75% of the avg. daily net assets of those Combined Assets
On the Next $30 million	0.50% of the avg. daily net assets of those Combined Assets
On the Next $25 million	0.35% of the avg. daily net assets of those Combined Assets
One the Next $335 million	0.25% of the avg. daily net assets of those Combined Assets
One the Next $600 million	0.22% of the avg. daily net assets of those Combined Assets
On the next $4 billion	0.20% of the avg. daily net assets of those Combined Assets
Over $5 billion	0.25% of the avg. daily net assets of those Combined Assets

*	Under the Combined Fee Schedule, the fee paid to Jennison is subject to the maximum annual fee of the average daily net assets of that portion of Portfolios allocated to Jennison.

For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio during the fiscal year ended June 30, 2016, Jennison received a fee of 0.28% of the average daily net assets of each portion of The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, respectively, allocated to the Jennison Account. As of June 30, 2016, Jennison managed in excess of $165 billion in assets, of which approximately $79 billion represented assets of mutual funds. Jennison is organized under the laws of Delaware as a single member limited liability company whose sole member is PGIM, Inc. (formerly, Prudential Investment Management, Inc.), which is a direct, wholly owned subsidiary of PGIM Holding Company LLC (formerly, Prudential Asset Management Holding Company, LLC), which is a direct, wholly owned subsidiary of Prudential Financial, Inc.

Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is the portfolio manager of the portion of The Growth Equity and The Institutional Growth Equity Portfolios allocated to Jennison. Ms. McCarragher generally has final authority over all aspects of the portion of The Growth Equity and The Institutional Growth Equity Portfolios allocated to Jennison, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

Ms. McCarragher joined Jennison Associates as an Executive Vice President and portfolio manager in May 1998. She was appointed Head of Growth Equity in January 2003. Prior to Jennison, Ms. McCarragher spent six years with Weiss, Peck & Greer, where she was a managing director and the director of large cap growth equities. In addition, Ms. McCarragher spent 10 years with State Street Research and Management Company, initially as a research analyst responsible for health care, transports and financials, and then as a portfolio manager and member of the investment committee. Ms. McCarragher graduated, summa cum laude, from the University of Wisconsin with a B.B.A. and received her M.B.A. from Harvard Business School.

The portfolio manager for the portion of The Growth Equity and The Institutional Growth Equity Portfolios allocated to Jennison is supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the assets of the Portfolio managed by Lazard. Lazard’s principal offices are located at 30 Rockefeller Plaza, New York, NY, 10112, and it is a wholly owned subsidiary of Lazard Frères & Co. LLC. As of June 30, 2016, Lazard had total assets under management of approximately $173.9 billion. During the fiscal year ended June 30, 2016, Lazard received a fee of 0.36% of the average daily net assets of the portion of The Institutional International Equity Portfolio allocated to Lazard.

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Day-to-day investment decisions for the portion of The Institutional International Equity Portfolio are the responsibility of Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl. Paul Moghtader, Managing Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Paul was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA). At SSgA Paul was the senior manager responsible for the research and portfolio management of all multi-regional active quantitative equity strategies. Previously, Paul was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Paul has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College. Taras Ivanenko, Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Taras was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Taras was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Alex Lai, Senior Vice President, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 2002. Prior to joining Lazard in 2008, Alex was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Prior to that, Alex was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has an MS in Finance from Boston College and a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Craig Scholl, Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Craig was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Craig was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Craig has a BS in Finance and Public Communications from Syracuse University. He is a member of the Boston Security Analysts Society.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The Inflation Protected Securities Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.065% of the average daily net assets for each portion of The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Mellon Capital. Mellon Capital did not manage any assets of The Value Equity Portfolio and The Institutional Value Equity Portfolio during the fiscal year ended June 30, 2016.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.10% of the average daily net assets for the portion of The Commodity Returns

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Strategy Portfolio allocated to Mellon Capital. Mellon Capital did not manage any assets of The Real Estate Securities Portfolio during the fiscal year ended June 30, 2016.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. During the fiscal year ended June 30, 2016, Mellon received fees of 0.13% of the average daily net assets for each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Mellon Capital.

For its services to The Emerging Markets Portfolio, Mellon Capital receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.13% of the average daily net assets for the portion of The Emerging Markets Portfolio allocated to Mellon Capital.

For its services to The Core Fixed Income Portfolio (for assets allocated to government and mortgage/asset backed securities strategies), The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.06% of the average daily net assets for each portion of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon Capital.

For its services to The Core Fixed Income Portfolio (for assets allocated to corporate securities strategies) and The U.S. Corporate Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.15% of that portion of each Portfolio dedicated to investments in U.S. corporate fixed income securities. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.15% of the average daily net assets for the portion of The Core Fixed Income Portfolio allocated (to corporate securities strategies) to Mellon Capital. Mellon Capital did not manage any assets in The U.S. Corporate Fixed Income Securities Portfolio during the fiscal year ended June 30, 2016.

For its services to The Fixed Income Opportunity Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%. During the fiscal year ended June 30, 2016, Mellon Capital was not allocated assets of The Fixed Income Opportunity Portfolio.

For its services to The Inflation Protected Securities Portfolio, Mellon Capital receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of: 0.04% of the average daily net assets of that portion of the Account invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets of that portion of the Account invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets of that portion of the Account invested according to an emerging markets inflation-protected securities strategy. During the period ended June 30, 2016, Mellon Capital received fees of 0.13% of the average daily net assets of The Emerging Markets Portfolio.

The Portfolio Managers for the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization – Mid Capitalization Equity and Institutional Small Capitalization – Mid Capitalization Equity Portfolios are Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford. The Portfolio Managers for the Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios are Karen Wong, William Cazalet, Peter Goslin and Kristin Crawford. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Wyatt Cerny.

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at Mellon Capital. She has an M.B.A. and a B. S. from San Francisco State University. Ms. Wong has 17 years of investment experience and joined Mellon Capital in 2000. Ms. Wong is the head of equity portfolio management responsible for overseeing all equity indexing strategies, including

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exchange traded funds (ETFs) and is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, ESG Committee, Investment Research Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital she worked as a security analyst at Redwood Securities. She is member of the CFA Institute and the CFA Society of San Francisco and is also a member of S&P Index Advisory Panel, Russell Index Client Advisory Board, MSCI Index Client Advisory Committee, and FTSE Americas Regional Advisory Committee.

William Cazalet, CAIA, is a Managing Director and Head of Active Equity Strategies at Mellon Capital. He has an M.S.M from Stanford University Graduate School of Business and an M.A. from Cambridge University. Mr. Cazalet has 22 years of investment experience and joined Mellon Capital in 2013. Mr. Cazalet manages the entire team of portfolio managers for all U.S. and international active equity strategies.

Ronald Gala, CFA is a Managing Director, Team Leader and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 30 years of investment experience with tenure of 22 years between Mellon Capital and Mellon Equity Associates, LLP. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

Kristin Crawford is a Director and Senior Portfolio Manager for the Active Equity Strategies. Ms. Crawford has 23 years of investment experience with tenure of 16 years between Mellon Capital and Franklin Portfolio Associates. She has an M.B.A. from Suffolk University and a B.S. from Smith College. Prior to joining Mellon Capital, she was a vice president and portfolio manager at Franklin Portfolio Associates.

Peter Goslin, CFA is a Director and Senior Portfolio Manager for the Active Equity Strategies. Mr. Goslin has 23 years of investment experience with tenure of 16 years at Mellon Capital. Mr. Goslin has an M.B.A. from the University of Notre Dame in Finance. Prior to joining Mellon Capital, Mr. Goslin was a derivatives trader and NASDAQ market maker for Merrill Lynch and ran Merrill’s Equity Index Option desk at the Chicago Mercantile Exchange.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of Nancy Rogers, CFA, Paul Benson, CFA, CAIA, and Gregg Lee, CFA. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. Lee is a Vice President, Senior Portfolio Manager at Mellon Capital with 26 years of finance and investment experience and 26 years at the firm. He earned a B.S. at University of California at Davis. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor.

Day-to-day investment decisions for the portion of The Fixed Income Opportunity Portfolio allocated to Mellon Capital are the responsibility of Nancy Rogers, CFA, John DiRe, Manual Hayes, Paul Benson, CFA, CAIA, and Stephanie Shu, CFA. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. DiRe is a Director, Senior Portfolio Manager with 22 years of investment experience and 11 years at the firm. He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 12 years investment experience and 7 years at the firm. He earned a B.S at the University of California at Berkeley. Ms. Shu is a Director, Senior Portfolio Manager with 18 years of investment experience and 15 years at the firm. She earned a M.S. at Texas A&M University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor.

The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, CFA, Paul Benson, CFA, CAIA, and Wyatt Cerny. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. Cerny is a Portfolio Manager of Fixed Income Management of Mellon Capital with 8 years of investment experience at the firm. He earned his B.A. at Georgetown University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor.

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Day-to-day investment decisions for the portion of The U.S. Corporate Fixed Income Securities Portfolio allocated to Mellon Capital is the responsibility of Nancy Rogers, CFA, Paul Benson, CFA, CAIA, John DiRe, and Manual Hayes. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor. Mr. DiRe is a Director, Senior Portfolio Manager with 22 years of investment experience and 11 years at the firm. He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 12 years investment experience and 7 years at the firm. He earned a B.S at the University of California at Berkeley.

As of June 30, 2016, Mellon Capital had assets under management totaling approximately $327.7 billion, which includes overlay strategies.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Specialist Manager for The Institutional Value Equity, The Institutional Growth Equity and The Commodity Returns Strategy Portfolios. PIMCO is an investment adviser registered with the SEC pursuant to the Investment Advisers Act. Its headquarters are located at 650 Newport Center Drive, Newport Beach, CA 92660. As of June 30, 2016, PIMCO had total assets under management of approximately $1.512 trillion, of which approximately $410 billion represented assets of mutual funds.

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. During the fiscal year ended June 30, 2016, PIMCO was not allocated assets of either The Institutional Value Portfolio or The Institutional Growth Equity Portfolio. Sudi Mariappa is primarily responsible for the day-to-day management of that portion of the Portfolios allocated to PIMCO. Mr. Mariappa is a managing director and generalist portfolio manager in the Newport Beach office. He rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a managing director and head of global portfolio management. He also served as a senior advisor to PIMCO’s portfolio management group from 2009-2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 28 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University.

For its services to The Commodity Returns Strategy Portfolio, PIMCO receives and annual fee of 0.49% of that portion of the Portfolio allocated to PIMCO from time to time. During the fiscal year ended June 30, 2016, PIMCO received a fee of 0.49% of the average daily net assets of the portfolio of The Commodity Returns Strategy Portfolio allocated to PIMCO. Nicholas Johnson is responsible for the day-to-day management of that portion of the Portfolio allocated to PIMCO. Mr. Johnson is an executive vice president in the Newport Beach office and a portfolio manager focusing on commodities and multi-asset portfolios. He joined PIMCO in 2004 and managed the portfolio analyst group prior to joining the portfolio management team in 2007. He specializes in structural risk premiums as well as overall portfolio construction. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. Prior to joining PIMCO in 2004, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation. He has 10 years of investment experience and holds a master’s degree in financial mathematics from the University of Chicago and an undergraduate degree from California Polytechnic State University.

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of June 30, 2016, Parametric and its subsidiary had approximately $178.9 billion in assets under management.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small

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Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, a fee, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below) committed to Parametric’s Liquidity Strategy; 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined Defensive Assets over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.05% of the Targeted Strategy Assets (as defined below) committed to Parametric’s Targeted Strategy. The term “Targeted Strategy Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Targeted Strategy. Parametric shall also be entitled to receive a flat fee of $5,000 per year, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy Assets.

During the fiscal year ended June 30, 2016, Parametric received fees of 0.05%, 0.05%, 0.05%, 0.05%, 0.30%, 0.14%, 0.47%, 0.05%, 0.08%, 0.08%, 0.07%, and 0.12% of the average daily net assets for the portion of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, respectively, allocated to Parametric’s Liquidity Strategy. During the fiscal year ended June 30, 2016, Parametric received fees of 0.09%, 0.07%, 0.08%, 0.07%, 0.30%, 0.14%, 0.47%, 0.07%, 0.08%, 0.08%, 0.07%, and 0.12% of the average daily net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio respectively, allocated to Parametric’s Targeted Strategy. During the fiscal year ended June 30, 2016, Parametric was not allocated assets of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio with respect to the Defensive Equity Strategy.

Mr. Jay Strohmaier, Mr. Alex Zweber and Mr. Perry Li are primarily responsible for the day-to-day management of the portion of each the assets of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric for investment in its Defensive Equity strategy. Mr. Strohmaier, Senior Portfolio Manager, leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a B.S. degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Zweber, CFA, Portfolio Manager, joined

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Parametric in 2012 upon Parametric’s acquisition of Clifton, and prior to the acquisition worked at Clifton in various investment capacities for over eight years. Mr. Zweber holds a BA in Economics from Macalester College. Mr. Li is responsible for trading and assisting with day-to-day management of Parametric’s options-based investment strategies, including the Defensive Equity and other proprietary strategies. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Li worked for CHS Inc. from 2011 to 2014, where he managed commodity futures and options portfolios and conducted research on macro economy and derivative strategies. Mr. Li earned a B.S. in Statistics from the Sun Yat-Sen University and a M.S. in Financial Mathematics from the University of Minnesota. He holds a Financial Risk Manager certificate from the Global Association of Risk Professionals.

Mr. Justin Henne, Mr. Clint Talmo, Mr. Jason Nelson and Mr. Dane Fickel are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Clint was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Fickel is responsible for trading client accounts as well as creating and analyzing daily investment management reports with an emphasis in OTC instruments. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2015, Mr. Fickel worked for Russell Investments from 2010 to 2015 and Morgan Stanley from 2009 to 2010, where his responsibilities included trading, portfolio management and client services. Mr. Fickel earned a B.A. in Economics from the University of Washington.

Pzena Investment Management, LLC (“Pzena”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 320 Park Avenue, 8th Floor, New York, NY 10022. Pzena Investment Management Inc., a publicly traded company, is the sole managing member of Pzena. As of June 30, 2016, Pzena had total assets under management of approximately $25.4 billion of which approximately $10.1 billion consisted of mutual fund assets.

Evan Fox, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of the portion of the assets of Portfolios allocated to Pzena. Mr. Fox is a Portfolio Manager since August 1, 2015 and joined Pzena in July 2007. Mr. Silver is a Principal, Co-Director of Research and Portfolio Manager of Focused Value, Small Cap Focused Value, Large Cap Expanded Value and Large Cap Focused Value at Pzena. Mr. Silver joined Pzena in 2001. Mr. Flynn is a Principal and Portfolio Manager for Small Cap Focused Value and Mid Cap Value strategies at Pzena and joined Pzena in 2005.

For its services to The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Pzena receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 1.00%. During the fiscal year ended June 30, 2016, Pzena received a fee of 1.00% of the average daily net assets of each portion of The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Pzena.

RBC Global Asset Management (UK) Limited (“RBC GAM”) serves as Specialist Manager for The Emerging Markets Portfolio. RBC GAM is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC GAM has been registered with the SEC as an investment adviser since September, 2013, and has been a portfolio manager of publicly-offered funds since 1998. RBC GAM maintains its offices at Riverbank House, 2 Swan Lane, London, UK, EC4R 3AF. As of June 30, 2016, RBC GAM managed approximately $16 billion in assets.

For its services with respect to the portion of The Emerging Markets Portfolio allocated to RBC GAM from time to time (the “Account”), RBC GAM receives a fee calculated at an annual rate of 0.80% of the first $100 million of Combined Assets;

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0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million. Combined Assets refers to the aggregate of all assets of the Portfolio managed by RBC GAM and any assets of other clients of the Adviser managed by RBC GAM using the same strategy. During the fiscal year ended June 30, 2016, RBC GAM was not allocated assets of The Emerging Markets Portfolio.

Philippe Langham, ACA, and Laurence Bensafi, CFA, are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to RBC GAM.

Philippe Langham is Senior Portfolio Manager and Head of the Emerging Markets Equity team in London and lead manager for the Emerging Markets Equity and Emerging Markets Small Cap Equity Strategies. Philippe joined RBC GAM in 2009 to establish and lead the Emerging Markets Equity team in London. He has worked in the investment industry since 1992 and prior to joining RBC GAM, Philippe was the Head of Global Emerging Markets at Société Générale Asset Management in London. Previously, Philippe managed the Global Emerging Markets, Asian, Latin American and US portfolios at the Kuwait Investment Office in London, and was Director and Head of Asia and Emerging Markets at Credit Suisse in Zurich. Philippe obtained a BSc in Economics from the University of Manchester in England, and is a Chartered Accountant.

Laurence Bensafi is Senior Portfolio Manager and Deputy Head of Emerging Markets Equity in London and lead portfolio manager for the Emerging Markets Value Equity strategy. Prior to joining RBC GAM in 2013, Laurence was the Head of Aviva Investors’ Emerging Markets team, where she was responsible for managing Global Emerging Markets income funds, and for developing quantitative stock selection and analysis models. Laurence began her investment career as a Quantitative Analyst at Société Générale Asset Management, supporting European and Global Equity portfolio management by developing quantitative models to assist in the portfolio construction and security selection process. In 1997, Laurence obtained a Magistère d’Économiste Statisticien & D.E.S.S. Statistique et Économétrie from Toulouse University in France. Laurence is a CFA charterholder.

Standish Mellon Asset Management Company LLC (“Standish”) serves as a Specialist Manager for The Intermediate Term Municipal Bond Portfolio. Standish is a registered investment adviser under the Investment Advisers Act and is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. Standish is headquartered at the BNY Mellon Center, 201 Washington Street, Suite 2900, Boston, MA 02108. As of June 30, 2016, Standish managed total assets of approximately $151.6 billion, of which approximately $24.2 billion consisted of mutual fund assets.

Christine Todd and Daniel Marques are primarily responsible for the day-to-day management of The Intermediate Term Municipal Bond Portfolio’s assets. Ms. Todd is the President of Standish and division head of Tax Exempt Fixed Income and has been with Standish since 1995. Mr. Marques is a Director of Individual Portfolio Management and Senior Portfolio Manager for institutional accounts. He has been with Standish since 2000.

For its services to the Portfolio, Standish receives a fee, at the annual rate of 0.25% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to Standish and 0.15% of those Combined Assets (as defined below) exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For the purposes of computing Standish’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Standish in The Intermediate Term Municipal Bond Portfolio and certain other assets managed by Standish for clients of Hirtle Callaghan and Co., LLC. During the fiscal year ended June 30, 2016, Standish received a fee of 0.16% of the average daily net assets of that portion of the Portfolio allocated to Standish.

Sustainable Growth Advisers, LP (“SGA”) serves as a Specialist Manager for The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. SGA is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 301 Tresser Blvd., Suite 1310, Stamford, CT 06901. As of June 30, 2016, SGA had total assets under management of approximately $6.3 billion, of which approximately $3.9 billion represented assets of mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, are primarily responsible for day-to-day management of the portion of each Portfolio’s assets allocated to SGA. Both Mr. Fraise and Mr. Marchand served as executive officers of Yeager, Wood & Marshall, Inc., from 2000 to 2003, serving on that firm’s Investment Policy Committee and as members of its Board of Directors. Mr. Marchand also served as that firm’s Chief Operating and Financial Officer.

For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, SGA receives an annual fee of 0.35% of the first $200 million of the Combined Assets (as defined below), 0.30% of the next $200 million of Combined Assets, 0.25% of the next $200 million of Combined Assets, 0.22% of the next $400 million of Combined Assets and 0.20% of

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the Combined Assets exceeding $1 billion. The term “Combined Assets” means the sum of (i) the net assets of the Account; (ii) the net assets of that portion of the Portfolios allocated to SGA from time-to-time; and (iii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which SGA provides portfolio management services. Prior to June 10, 2015, SGA received an annual fee of 0.35% of the average daily net assets of that portion of the Portfolios allocated to SGA. For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio during the fiscal year ended June 30, 2016, SGA received a fee of 0.29% of the respective average daily net assets of that portion of each of the Portfolios allocated to SGA.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) serves as a Specialist Manager of The Commodity Returns Strategy Portfolio. Vaughan Nelson is an indirect wholly-owned subsidiary of Natixis Global Asset Management SA, a French investment banking/financial services firm, of which a minority share of ownership is publicly traded on the Euronext exchange in Paris. Vaughan Nelson’s headquarters are located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a registered investment adviser which has approximately $12.6 billion in assets under management as of June 30, 2016.

For its services with respect to the portion of The Commodity Returns Strategy Portfolio allocated to Vaughan Nelson from time to time (the “Account”), Vaughan Nelson shall receive a fee calculated at an annual rate and payable quarterly in arrears based on the Average Quarterly Net Assets of the Combined Assets (as defined below) of 0.35% of the first $25 million of the Combined Assets, 0.25% of the next $75 million of Combined Assets and 0.20% of the Combined Assets exceeding $100 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which the Adviser serves as investment adviser and for which Vaughan Nelson provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account. “Average Quarterly Net Assets” shall mean the average of the average daily net asset values of the Account and/or the average of the net asset values of the Other Hirtle Accounts, as the case may be, as of the last business day of each of the three months in the calendar quarter. During the fiscal year ended June 30, 2016, Vaughan Nelson received a fee of 0.35% of the average daily net assets of the portion of The Commodity Returns Strategy Portfolio allocated to Vaughan Nelson.

Day-to-day investment decisions for The Commodity Returns Strategy Portfolio are the responsibility of Steve Henriksen, Senior Portfolio Manager/ Director -Fixed Income Investments of Vaughan Nelson, Charles Ellis, Portfolio Manager and Blanca Garza-Bianco, Portfolio Manager, each a member of the Vaughan Nelson Fixed Investment team. Mr. Henriksen joined Vaughan Nelson in 1994. He received a B.A. from Louisiana State University and has over 33 years of investment management and research experience. Mr. Ellis joined Vaughan Nelson in 2003. He received a B.B.A. from Texas Tech University and has over 41 years of investment management and research experience. Ms. Garza-Bianco joined Vaughan Nelson in 1998. She received a B.A. from the University of Houston and an M.B.A. from the University of St. Thomas and has over 23 years of investment management and research experience.

Wellington Management Company LLP (“Wellington Management”) serves as the Specialist Manager for The Real Estate Securities and The Commodity Returns Strategy Portfolios. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2016, Wellington Management had investment management authority with respect to approximately $969 billion in assets.

Bradford D. Stoesser, Managing Director and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

For its services to The Real Estate Securities Portfolio, Wellington Management receives a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets on the first $50 million of the Combined Assets allocated to Wellington Management and 0.65% on assets over $50 million of Combined Assets. Combined Assets shall mean the sum of (a) the net assets of The Real Estate Securities Portfolio allocated to Wellington Management and (b) the net assets for clients of the Adviser managed by Wellington Management within the same strategy. During the fiscal year ended June 30, 2016, Wellington Management received a fee of 0.69% of the average daily net assets of The Real Estate Securities Portfolio.

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Jay Bhutani, Managing Director and Global Industry Analyst affiliated with Wellington Management and located outside of the United States, has served as Portfolio Manager for the Commodity Related Securities portion of the Portfolio since June 2010. Mr. Bhutani joined Wellington Management as an investment professional in 2007.

David A. Chang, CFA, Senior Managing Director and Commodities Portfolio Manager of Wellington Management, has served as Portfolio Manager for the Subsidiary since April 2011. Mr. Chang joined Wellington Management in 2001, and has been an investment professional since 2002.

For its services to The Commodity Returns Strategy Portfolio, Wellington Management receives a fee, payable monthly, at the following rates: For assets managed in its Global Natural Resources strategy, Wellington Management receives a fee at an annual rate of 0.60% of the average daily net assets of the account so long as at least $150 million in assets are present in the account; and 0.85% of the average daily net assets of the account if less than $150 million in assets are present in the account. Prior to March 11, 2015, Wellington Management received a fee, payable monthly, for Portfolio assets managed in its Global Natural Resources strategy, of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2016, Wellington Management received a total fee of 0.75% of the average daily net assets of The Commodity Returns Strategy Portfolio.

Western Asset Management Company (“Western Asset”) serves as a Specialist Manager for The Fixed Income Opportunity Portfolio, focusing on structured securities. Western Asset, the principal office of which is located at 385 E. Colorado Blvd., Pasadena, CA 91101, has provided investment management services for the Portfolio since July 29, 2014. As of June 30, 2016, Western Asset managed assets of $459.8 billion, of which approximately $260 billion represented assets of mutual funds. Western Asset is a corporation organized under the laws of California. Western Asset is a wholly owned subsidiary of Legg Mason, Inc. (“Legg Mason”), a registered investment adviser. Legg Mason is an NYSE-listed, independent asset management firm based in Baltimore, Maryland. The company went public in August 1983, and has not experienced a change in ownership since that date. Western Asset was originally founded and began providing investment management services in 1971. For its services to The Fixed Income Opportunity Portfolio, Western receives a fee at the annual rate of 0.75% of the average daily net assets of that portion of the Portfolio allocated to Western. During the fiscal year ended June 30, 2016, Western received a fee of 0.75% of the average daily net assets of The Fixed Income Opportunity Portfolio.

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Anup Agarwal and Harris A. Trifon. Mr. Agarwal has been the Head of MBS/ABS for Western Asset since 2013. Mr. S. Kenneth Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009.

200

HC Capital Trust

For More Information:

For more information about any of the Portfolios of HC Capital Trust, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:

The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustees basis for approval of the HC Capital Agreements and for approval of the Specialist Managers advisory agreements is available in the Trust’s annual report dated June 30, 2016.

Statement of Additional Information (“SAI”):

The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:

Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,

West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:

You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. You can also obtain these items from the Trust’s website at http://www.hccapitalsolutions.com.

Investment Company Act File No. 811-08918.

Prospectus

Ticker Symbol
The Value Equity Portfolio	HCVEX
The Institutional Value Equity Portfolio	HCIVX
The Growth Equity Portfolio	HCEGX
The Institutional Growth Equity Portfolio	HCIGX
The Small Capitalization – Mid Capitalization Equity Portfolio	HCCEX
The Institutional Small Capitalization – Mid Capitalization Equity Portfolio	HCSCX
The Real Estate Securities Portfolio	HCREX
The Commodity Returns Strategy Portfolio	HCCSX
The International Equity Portfolio	HCIEX
The Institutional International Equity Portfolio	HCINX
The Emerging Markets Portfolio	HCEMX
The Core Fixed Income Portfolio	HCIIX
The Fixed Income Opportunity Portfolio	HCHYX
The U.S. Government Fixed Income Securities Portfolio	HCUSX
The Inflation Protected Securities Portfolio	HCPBX
The U.S. Corporate Fixed Income Securities Portfolio	HCXSX
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCASX
The Short-Term Municipal Bond Portfolio	HCSBX
The Intermediate Term Municipal Bond Portfolio	HCIMX
The Intermediate Term Municipal Bond II Portfolio	HCBSX

HC Strategic Shares

November 1, 2016

The Securities and Exchange Commission and the Commodity Futures Trading Commission, have not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

For More Information	Back Cover

The Value Equity Portfolio

Investment Objective

The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.19%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.29%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$30
3 Years	$93
5 Years	$163
10 Years	$368

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 66.86% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.0 billion and $26.3 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds (“ETFs”) that invest in equity securities. The Portfolio may also invest in option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Value Equity Portfolio (continued)

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Value Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
•

Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

•

Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Value Equity Portfolio (continued)

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Value Equity Portfolio (continued)

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Value Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 10.77%.

Best quarter:	3rd Qtr. 2009	18.27%
Worst quarter:	4th Qtr. 2008	-22.66%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Ten Years
The Value Equity Portfolio
HC Strategic Shares
– Before Taxes	-2.75%	10.62%	5.63%
– After Taxes on Distributions	-4.23%	9.86%	4.73%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.33%	8.43%	4.46%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	6.16%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Value Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates, LLC (“Parametric”) are the Specialist Managers for the Portfolio.
Portfolio Managers:

AllianceBernstein:     Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009. Cem Inal has co-managed the portion of the Portfolio allocated to AllianceBernstein since March, 2016.

Cadence:     J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013, and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy):    Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014 and Perry Li, CFA, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since June, 2016.

Parametric (Liquidity Strategy):    Justin Henne CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy): Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Institutional Value Equity Portfolio

Investment Objective

The investment objective of The Institutional Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.19%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.29%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$30
3 Years	$93
5 Years	$163
10 Years	$368

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 67.08% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.0 billion and $26.3 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Institutional Value Equity Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Value Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

•

Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and

The Institutional Value Equity Portfolio (continued)

transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Institutional Value Equity Portfolio (continued)

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Institutional Value Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 18, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 10.53%.

Best quarter:	3rd Qtr. 2009	18.31%
Worst quarter:	3rd Qtr. 2011	-16.86%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since July 18, 2008
The Institutional Value Equity Portfolio
– Before Taxes	-2.81%	10.77%	7.11%
– After Taxes on Distributions	-6.44%	7.56%	4.91%
– After Taxes on Distributions and Sale of Portfolio Shares	0.39%	8.06%	5.33%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	7.76%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Institutional Value Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

AllianceBernstein, Cadence Capital Management LLC (“Cadence”) Mellon Capital Management Corporation (“Mellon Capital”) Parametric Portfolio Associates (“Parametric”), and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein:    Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009. Cem Inal has co-managed the portion of the Portfolio allocated to AllianceBernstein since March, 2016.

Cadence:     J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy):    Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014 and Perry Li, CFA, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since June, 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

PIMCO:    Sudi Mariappa has managed the portion of the Portfolio allocated to PIMCO since January, 2015.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Growth Equity Portfolio

Investment Objective

The investment objective of The Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.22%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.31%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 38.90% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.0 billion and $26.3 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Growth Equity Portfolio (continued)

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Growth Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
•

Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Growth Equity Portfolio (continued)

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Growth Equity Portfolio (continued)

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Growth Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 7.56%.

Best quarter:	1st Qtr. 2012	15.19%
Worst quarter:	4th Qtr. 2008	-23.87%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Ten Years
The Growth Equity Portfolio
HC Strategic Shares
– Before Taxes	8.06%	13.72%	8.19%
– After Taxes on Distributions	2.66%	12.31%	7.44%
– After Taxes on Distributions and Sale of Portfolio Shares	8.93%	11.00%	6.67%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Growth Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence:     J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison:    Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since January, 2005.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy):     Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014 and Perry Li, CFA, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since June, 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy): Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

SGA:    George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since June, 2006.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Institutional Growth Equity Portfolio

Investment Objective

The investment objective of The Institutional Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.20%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.29%

Example:     This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$30
3 Years	$93
5 Years	$163
10 Years	$368

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 37.43% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.0 billion and $26.3 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Institutional Growth Equity Portfolio (continued)

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Growth Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
•

Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Institutional Growth Equity Portfolio (continued)

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit

The Institutional Growth Equity Portfolio (continued)

or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Institutional Growth Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 7.82%.

Best quarter:	1st Qtr. 2012	15.20%
Worst quarter:	2nd Qtr. 2010	-12.58%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since August 8, 2008
The Institutional Growth Equity Portfolio
HC Strategic Shares
– Before Taxes	8.02%	13.82%	10.57%
– After Taxes on Distributions	3.01%	11.18%	8.79%
– After Taxes on Distributions and Sale of Portfolio Shares	8.37%	10.90%	8.45%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	10.17%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Institutional Growth Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”) and Sustainable Growth Advisors LP (“SGA”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison:    Kathleen A. McCarragher has managed the portion of the Portfolio allocated to Jennison since August, 2008.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy):    Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014 and Perry Li, CFA, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since June, 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy): Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

PIMCO:    Sudi Mariappa has managed the portion of the Portfolio allocated to PIMCO since January, 2015.

SGA:    George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Small Capitalization – Mid Capitalization Equity Portfolio

Investment Objective

The investment objective of The Small Capitalization – Mid Capitalization Equity Portfolio is to provide long-term capital appreciation.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.67%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.80%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$82
3 Years	$255
5 Years	$444
10 Years	$990

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 48.89% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities of small-capitalization and mid-capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, a diversified investment company, is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” and/or “mid cap” issuers. The Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. As of the date of this Prospectus, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $133 million and $26.3 billion.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Small Capitalization – Mid Capitalization Equity Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors.

Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•	General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other

The Small Capitalization – Mid Capitalization Equity Portfolio (continued)

investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Small Capitalization – Mid Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 8.94%.

Best quarter:	2nd Qtr. 2009	20.14%
Worst quarter:	4th Qtr. 2008	-26.29%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Ten Years
The Small Capitalization – Mid Capitalization Equity Portfolio
HC Strategic Shares
– Before Taxes	-4.35%	9.74%	6.80%
– After Taxes on Distributions	-4.35%	9.66%	6.22%
– After Taxes on Distributions and Sale of Portfolio Shares	-2.46%	7.73%	5.40%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	9.19%	6.80%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence Capital Management LLC (“Cadence”), Advisory Research, Inc. (“Advisory Research”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel:     David M. Maley, lead portfolio manager, and Kenneth E. Kuhrt, portfolio manager, have managed the portion of the Portfolio allocated to Ariel since February, 2014.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Advisory Research:    Andrew S. Cupps has managed the portfolio of the Portfolio allocated to Advisory Research since June, 2011*.

*	Includes Mr. Cupps’ services with a previous Investment Subadviser.

Frontier:     Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995. Andrew Bennett has managed the portion of the Portfolio allocated to Frontier since January 2014.

IronBridge:    Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Pzena:    Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010 and Evan Fox has co-managed the portion of the Portfolio allocation to Pzena since August 2015.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio

Investment Objective

The investment objective of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio is to provide long-term capital appreciation.

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.61%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.71%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$73
3 Years	$227
5 Years	$395
10 Years	$883

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance During the most recent fiscal year, the Portfolio’s turnover was 52.38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities of small-capitalization and mid-capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, a diversified investment company, is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” and/or “mid cap” issuers. The Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. As of July 31, 2016, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $133 million and $26.3 billion.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.     The chart and table below show how The Institutional Small Capitalization – Mid Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 15, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 8.64%.

Best quarter:	2nd Qtr. 2009	19.99%
Worst quarter:	3rd Qtr. 2011	-20.63%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since August 15, 2008
The Institutional Small Capitalization – Mid Capitalization Equity Portfolio
HC Strategic Shares
– Before Taxes	-3.35%	9.45%	6.64%
– After Taxes on Distributions	-4.70%	7.58%	5.38%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.79%	7.33%	5.18%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	9.19%	7.22%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence Capital Management LLC (“Cadence”), Advisory Research, Inc.(“Advisory Research”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel:    David M. Maley, lead portfolio manager, and Kenneth E. Kuhrt, portfolio manager, have managed the portion of the Portfolio allocated to Ariel since February, 2014.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Advisory Research:    Andrew S. Cupps has managed the portion of the Portfolio allocated to Advisory Research since June, 2011.*

* Includes Mr. Cupps’ services with a previous Investment Subadviser.

Frontier:    Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since August, 2008. Andrew Bennett has managed the portion of the Portfolio allocated to Frontier since January 2014.

IronBridge:     Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since August, 2008, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Pzena:    Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010 and Evan Fox has co-managed the portion of the Portfolio allocation to Pzena since August 2015.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Real Estate Securities Portfolio

Investment Objective

The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.68%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.78%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$80
3 Years	$249
5 Years	$433
10 Years	$966

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 51.03% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in fixed income securities, including debt securities, mortgage-backed securities and high yield debt (“junk bonds”). The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Real Estate Securities Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Real Estate Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•

Non-Diversification Risk – The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Real Estate Securities Portfolio (continued)

•	Real Estate Investing Risk.

•

Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. To the extent that the Portfolio invests in REITs and real estate partnerships, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired REITs and real estate partnerships. Investments in REITs and real estate partnerships (if any) may cause a greater portion of the Portfolio’s distributions to be taxable as ordinary income.

•

Industry Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer

The Real Estate Securities Portfolio (continued)

may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may

The Real Estate Securities Portfolio (continued)

not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Real Estate Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each calendar year since the Portfolio’s inception on May 21, 2009 through December 31, 2013. Because the Portfolio was redeemed in full on June 30, 2013 and was reactivated on September 12, 2013, the performance information shown in the bar chart for 2013 reflects the combination of cumulative returns for each period when the Strategic Shares had operations. The performance table also shows the average annual total returns for the one- year, five-year and since inception periods (May 21, 2009) ended December 31, 2015 and reflects returns for the periods when the Strategic Shares had operations. Accordingly, the Portfolio’s performance in the bar chart and table may not be comparable to the performance of other mutual funds. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30. The 2013 return reflects the combination of cumulative returns for each period when the Strategic Shares had operations: 1/1/13 through 6/30/13 and 9/12/13 through 12/31/13.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 7.20%.

Best quarter:	4th Qtr. 2011	15.07%
Worst quarter:	3rd Qtr. 2011	-14.48%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year		Since May 21, 2009
The Real Estate Securities Portfolio
HC Strategic Shares
– Before Taxes	5.37%	14.06	%**	19.87	%***
– After Taxes on Distributions	1.84%	5.63	%**	12.76	%***
– After Taxes on Distributions and Sale of Portfolio Shares	4.80%	8.43	%**	14.01	%***
Dow-Jones US Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	4.46%†	12.21	%†	20.51	%†

**	Represents annualized returns for the periods when the Strategic Shares had operations: 1/1/10 through 6/30/13 and 9/12/13 through 12/31/15.
***	Represents annualized returns for the periods when the Strategic Shares had operations: 5/21/09 through 6/30/13 and 9/12/13 through 12/31/15.
†

Includes performance during the period when the Strategic Shares were inactive: 7/1/13 through 9/11/13. Returns for periods 1/1/13 – 6/30/13, 5/21/09 – 6/30/13 and 9/12/13 – 12/31/15 were 5.68%, 26.19% and 14.72%, respectively.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Real Estate Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Wellington Management:    Bradford D. Stoesser has managed the portion of the Portfolio allocated to Wellington Management since September 2010.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Commodity Returns Strategy Portfolio

Investment Objective

The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.

Fees and Expenses

The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.29%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.43%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$44
3 Years	$138
5 Years	$241
10 Years	$542

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 130.01% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The

The Commodity Returns Strategy Portfolio (continued)

Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, interest rate swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Commodity Returns Strategy Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Commodity-Related Investing Risks. Investment in commodity-related securities involves the following risks:

•

Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

The Commodity Returns Strategy Portfolio (continued)

•

Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

•

Industry Concentration Risk – The Portfolio concentrates its investments in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

•

Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

•

Commodity-Related Investment Tax Risk – The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Portfolio from certain commodity-linked derivatives was treated as non-qualifying income, the Portfolio might fail to qualify as a regulated investment company and be subject to federal income tax at the Portfolio level. Should the Internal Revenue Service (“IRS”) issue guidance, or Congress enact legislation, that adversely affects the tax treatment of commodity-linked derivative instruments or the Subsidiaries, it could, among other consequences, limit the Portfolio’s ability to pursue its investment strategy. For example, in September, 2016, the IRS released guidance stating that it would no longer issue rulings on any matter relating to the treatment of an entity as a Regulated Investment Company (“RIC”) if the matter would require a determination of whether a financial instrument or position is a security under the 1940 Act. To date, the Portfolio has not invested in any commodity-linked notes or other commodity-linked derivatives at the Portfolio level, although it retains the ability to make such investments in the future provided that such investments will not disqualify it for tax treatment as a RIC (or unless the Board determines that such disqualification is in the best interests of shareholders).

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by

The Commodity Returns Strategy Portfolio (continued)

companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

•	Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and

The Commodity Returns Strategy Portfolio (continued)

may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks
•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Commodity Returns Strategy Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Commodity Returns Strategy Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on June 8, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 17.93%.

Best quarter:	3rd Qtr. 2012	9.60%
Worst quarter:	3rd Qtr. 2011	-20.69%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since June 8, 2010
The Commodity Returns Strategy Portfolio
HC Strategic Shares
– Before Taxes	-20.57%	-9.89%	-4.70%
– After Taxes on Distributions	-20.94%	-10.19%	-5.04%
– After Taxes on Distributions and Sale of Portfolio Shares	-11.33%	-7.04%	-3.38%
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)	-24.66%	-13.47%	-7.66%
50% Bloomberg Commodity Index Total Return & 50% MSCI ACWI Commodity Producers Index (reflects no deduction for fees, expenses or taxes)	-25.01%	-11.40%	-5.28%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Commodity Returns Strategy Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”) , Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):     Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy): Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

PIMCO:    Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

Vaughan Nelson: Steve Henriksen, Charles Ellis, Portfolio Manager and Blanca Garza-Bianco have co-managed the portion of the Portfolio allocated to Vaughan Nelson since March 2016.

Wellington Management:    Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June 2010. David Chang has managed a portion of the Portfolio allocated to Wellington Management since April 2011.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The International Equity Portfolio

Investment Objective

The investment objective of The International Equity Portfolio is to maximize total return.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.27%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.41%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$42
3 Years	$132
5 Years	$230
10 Years	$518

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 42.41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Under normal circumstances, the Portfolio will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40% of the Portfolio’s net assets will provide exposure to investments that are economically tied to non-U.S. countries. Although the Portfolio, a diversified investment company, may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The International Equity Portfolio (continued)

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The International Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

The International Equity Portfolio (continued)

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The International Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2015 (non-annualized) was 4.79%.

Best quarter:	2nd Qtr. 2009	20.93%
Worst quarter:	3rd Qtr. 2011	-21.22%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Ten Years
The International Equity Portfolio
HC Strategic Shares
– Before Taxes	-3.91%	4.44%	3.67%
– After Taxes on Distributions	-6.50%	2.92%	2.54%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.31%	3.61%	3.18%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-0.81%	3.60%	3.03%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The International Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan Partners”), Cadence Capital Management LLC (“Cadence”), Causeway Capital Management LLC (“Causeway”), City of London Investment Management Company Limited (“CLIM”), Parametric Portfolio Associates (“Parametric”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan Partners:    Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan Partners since July, 1999. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan Partners since February, 2012.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

Causeway:     Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, and Jonathan P. Eng have co-managed that portion of the Portfolio allocated to Causeway since December, 2006, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013, and Ellen Lee has co-managed that portion of the Portfolio allocated to Causeway since January 2015.

CLIM:    Michael Edmonds, James Millward, and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Institutional International Equity Portfolio

Investment Objective

The investment objective of The Institutional International Equity Portfolio is to maximize total return.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.26%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.36%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$37
3 Years	$116
5 Years	$202
10 Years	$456

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 43.96% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Under normal circumstances, the Portfolio will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40% of the Portfolio’s net assets will provide exposure to investments that are economically tied to non-U.S. countries. Although the Portfolio, a diversified investment company, may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in a foreign currency and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional International Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

The Institutional International Equity Portfolio (continued)

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Institutional International Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.     The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 5.07%.

Best quarter:	3rd Qtr. 2010	16.22%
Worst quarter:	3rd Qtr. 2011	-20.97%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since November 20, 2009
The Institutional International Equity Portfolio
HC Strategic Shares
– Before Taxes	-3.11%	4.65%	5.68%
– After Taxes on Distributions	-5.06%	2.96%	4.26%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.53%	3.67%	4.55%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-0.81%	3.60%	4.49%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Institutional International Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan Partners”), Cadence Capital Management LLC (“Cadence”), Causeway Capital Management LLC (“Causeway”), City of London Investment Management Company Limited (“CLIM”), Lazard Asset Management LLC (“Lazard”), Parametric Portfolio Associates (“Parametric”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan Partners:    Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan Partners since November, 2009. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan Partners since February, 2012.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

Causeway:    Sarah H. Ketterer, Harry W. Hartford, James A. Doyle and Jonathan P. Eng have co-managed that portion of the Portfolio allocated to Causeway since November, 2009, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013, and Ellen Lee has co-managed that portion of the Portfolio allocated to Causeway since January 2015.

CLIM:     Michael Edmonds, James Millward and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Lazard:    Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have co-managed the portion of the Portfolio allocated to Lazard since September, 2011.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Emerging Markets Portfolio

Investment Objective

The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.39%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.60%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 40.02% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in emerging market countries. The Portfolio, a diversified investment company, invests primarily in the Morgan Stanley Capital International® Emerging Markets Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Emerging Markets Portfolio (continued)

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Emerging Markets Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

The Emerging Markets Portfolio (continued)

•

China Risk. In addition to the risks listed above under “Emerging Market Securities,” investing in China presents additional risks including confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978. Chinese authorities may intervene in the China securities market and halt or suspend trading of securities for short or even longer periods of time. Recently, the China securities market has experienced considerable volatility and been subject to relatively frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, which could include securities held by a Portfolio.

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Risks Associated with Investments in Derivatives. The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist

Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Emerging Markets Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 17.51%.

Best quarter:	3rd Qtr. 2010	18.88%
Worst quarter:	3rd Qtr. 2011	-24.13%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since December 10, 2009
The Emerging Markets Portfolio
HC Strategic Shares
– Before Taxes	-16.87%	-6.47%	-2.41%
– After Taxes on Distributions	-17.31%	-7.00%	-2.93%
– After Taxes on Distributions and Sale of Portfolio Shares	-9.10%	-4.65%	-1.69%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-14.92%	-4.81%	-0.79%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Emerging Markets Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence Capital Management LLC (“Cadence”), City of London Investment Management Company Limited (“CLIM”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and RBC Global Asset Management (UK) Limited (“RBC GAM”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM:    Warren Skillman has managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

CLIM:    Barry Olliff, Mark Dwyer and Oliver Marschner have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

RBC GAM:    Philippe Langham, ACA, and Laurence Bensafi, CFA, have managed the portion of the Portfolio allocated to RBC since July, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Core Fixed Income Portfolio

Investment Objective

The investment objective of The Core Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services –Specialist Managers”)	0.13%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.30%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 58.47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, invests predominantly in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio, a diversified investment company, may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Aggregate Bond Index, which range, as of June 30, 2016, was between

The Core Fixed Income Portfolio (continued)

five and ten years. The weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index as of June 30, 2016 was 7.77 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Core Fixed Income Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

High Turnover Risk – High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income and does not retain its character as short-term capital gain in the hands of a shareholder.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing

The Core Fixed Income Portfolio (continued)

its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. Portfolio dividends derived from certain “private activity” municipal securities generally will constitute an item of tax preference includable in alternative minimum taxable income for both corporate and non-corporate taxpayers.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•	Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Core Fixed Income Portfolio (continued)

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Core Fixed Income Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 6.15%.

Best quarter:	3rd Qtr. 2009	4.49%
Worst quarter:	3rd Qtr. 2008	-2.91%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Ten Years
The Core Fixed Income Portfolio
HC Strategic Shares
– Before Taxes	-0.03%	3.03%	4.07%
– After Taxes on Distributions	-1.32%	1.70%	2.55%
– After Taxes on Distributions and Sale of Portfolio Shares	0.10%	1.92%	2.63%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Core Fixed Income Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Agincourt Capital Management, LLC (“Agincourt”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Agincourt:    L. Duncan Buoyer, CFA and B. Scott Marshall, CFA have co-managed the Portfolio since March, 2015.

Mellon Capital:    Gregg Lee has co-managed the Portfolio since December, 2010 and Paul Benson has co-managed the portion of the Portfolio allocated to Mellon Capital since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Fixed Income Opportunity Portfolio

Investment Objective

The investment objective of The Fixed Income Opportunity Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds.”

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.33%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.51%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$52
3 Years	$164
5 Years	$285
10 Years	$640

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 66.76% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s total assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio

The Fixed Income Opportunity Portfolio (continued)

maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2016, was between 2 and 12 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Fixed Income Opportunity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Asset-Backed/Mortgage-Backed Security Risk –The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

The Fixed Income Opportunity Portfolio (continued)

•

Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

•

Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Emerging Markets Risk – Risks associated with foreign investments, including option and futures

The Fixed Income Opportunity Portfolio (continued)

contracts, may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks

•

REIT Risk – REIT prices may fall because of the failure of borrowers to pay their loans and/or poor management. The value of REITs may also be affected by increases in property taxes and changes in tax laws and interest rates.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Fixed Income Opportunity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 9.30%.

Best quarter:	2nd Qtr. 2009	11.28%
Worst quarter:	4th Qtr. 2008	-13.06%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Ten Years
The Fixed Income Opportunity Portfolio
HC Strategic Shares
– Before Taxes	-2.18%	5.25%	6.20%
– After Taxes on Distributions	-4.58%	2.44%	3.41%
– After Taxes on Distributions and Sale of Portfolio Shares	-1.12%	2.97%	3.70%
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	-2.72%	5.44%	6.59%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Fixed Income Opportunity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA has managed the Portfolio since June, 2013. Brad Conger, CFA has managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Western Asset Management Company (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

CLIM:    James Millward, Michael Edmonds and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since November, 2014.

Fort Washington:    Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012. Garrick Bauer has also co-managed this portion of the Portfolio since March, 2016.

Mellon Capital:    John DiRe, Manual Hayes and Stephanie Shu have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and Paul Benson has co-managed the portion of the Portfolio allocated to Mellon Capital since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Western Asset:    S. Kenneth Leech, Anup Agarwal and Harris Trifon have managed the portion of the Portfolio allocated to Western since July, 2014.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The U.S. Government Fixed Income Securities Portfolio

Investment Objective

The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.19%

Example:    This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 50.10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index, which was 7.52 years as of June 30, 2016. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Government Fixed Income Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The U.S. Government Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.     The chart and table below show how The U.S. Government Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 4.34%.

Best quarter:	3rd Qtr. 2011	5.82%
Worst quarter:	2nd Qtr. 2013	-1.97%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since December 6, 2010
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
– Before Taxes	0.73%	2.54%	2.27%
– After Taxes on Distributions	-0.14%	1.71%	1.45%
– After Taxes on Distributions and Sale of Portfolio Shares	0.56%	1.70%	1.50%
Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses or taxes)	0.86%	2.77%	2.49%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The U.S. Government Fixed Income Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions (the “Adviser”) serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Mellon Capital Management Corporation (“Mellon Capital”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Mellon Capital:     Gregg Lee has co-managed the Portfolio since December, 2010 and Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers has also co-managed the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Inflation Protected Securities Portfolio

Investment Objective

The investment objective of The Inflation Protected Securities Portfolio is to provide inflation protection and income consistent with investment in inflation-indexed securities.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.09%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.15%

Example:    This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$15
3 Years	$48
5 Years	$85
10 Years	$192

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20.88% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of June 30, 2016, was between one and twenty years. The weighted average maturity of the Barclays US TIPS Index as of June 30, 2016 was 8.71 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries.

The Inflation Protected Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•	Deflation Risk – Deflation risk is the possibility that prices throughout the economy decline over time – the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses.

•

Inflation Indexed Bonds Risk – The principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

•

Inflation Indexed Bonds Tax Risk – Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be

The Inflation Protected Securities Portfolio (continued)

required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

•

Non-Investment-Grade  Securities – Non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3/P-2 by Moody’s Investors Service, Inc. (Moody’s) or below BBB–/A-2 by Standard & Poor’s) or are determined to be of comparable quality by the fund’s advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and they will generally involve more credit risk than securities in the investment-grade categories. Non-investment-grade securities generally provide greater income and opportunity for capital appreciation than higher quality securities, but they also typically entail greater price volatility and principal and income risk.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Inflation Protected Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Inflation Protected Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on April 3, 2014. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 7.15%.

Best quarter:	1st Qtr. 2015	1.20%
Worst quarter:	3rd Qtr. 2015	-1.10%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Since April 3, 2014
The Inflation Protected Securities Portfolio
HC Strategic Shares
– Before Taxes	-1.71%	-0.19%
– After Taxes on Distributions	-1.79%	-0.61%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.97%	-0.33%
Barclays Capital U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes)	-1.44%	0.34%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Inflation Protected Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since its inception in February 2014. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Mellon Capital Management Corporation (“Mellon Capital”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Mellon Capital:     Wyatt Cerny has co-managed the Portfolio since the Portfolio’s inception in February 2014 and Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers has also co-managed the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The U.S. Corporate Fixed Income Securities Portfolio

Investment Objective

The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.12%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.19%

Example:    This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 64.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general, the Portfolio invests predominantly in investment grade fixed income securities and will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Corporate Investment Grade Index, which range, as of June 30, 2016, was between one and twenty years. The weighted average maturity of the Barclays Capital U.S. Corporate Investment Grade Index as of June 30, 2016 was 10.90 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In

The U.S. Corporate Fixed Income Securities Portfolio (continued)

addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S.

governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The U.S. Corporate Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 9.21%.

Best quarter:	3rd Qtr. 2011	4.37%
Worst quarter:	2nd Qtr. 2013	-4.03%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since December 6, 2010
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
– Before Taxes	-1.12%	4.03%	3.78%
– After Taxes on Distributions	-2.86%	2.30%	2.08%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.38%	2.51%	2.33%
Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)	-0.68%	4.53%	4.37%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Agincourt Capital Management LLC (“Agincourt”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers

Agincourt:    L. Duncan Buoyer, CFA and B. Scott Marshall, CFA have co-managed the Portfolio since March, 2015.

Mellon Capital:    John DiRe, and Manuel Hayes have co-managed the Portfolio since August 2013 and Paul Benson has co-managed the portion of the Portfolio allocated to Mellon Capital since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Investment Objective

The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.21%

Example:    This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$22
3 Years	$68
5 Years	$118
10 Years	$268

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 15.24% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests predominantly in publicly issued, investment grade U.S. mortgage and asset backed securities and, in general, seeks to maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. Income from MBS, ABS, CMO, REMIC and SMBS investments of the Portfolio will be taxed as ordinary income when distributed to shareholders unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Securitized Index, which has a weighted average maturity of 5.00 years as of June 30, 2016 and can vary between three and eight years.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•	Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 3.36%.

Best quarter:	2nd Qtr. 2011	2.25%
Worst quarter:	2nd Qtr. 2013	-1.91%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since December 6, 2010
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
– Before Taxes	1.06%	2.69%	2.55%
– After Taxes on Distributions	-0.15%	1.43%	1.31%
– After Taxes on Distributions and Sale of Portfolio Shares	0.60%	1.54%	1.45%
Barclays Capital U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)	1.47%	3.02%	2.89%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Mellon Capital Management Corporation (“Mellon Capital”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Mellon Capital:    Gregg Lee has co-managed the Portfolio since December, 2012 and Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers has also co-managed the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Short-Term Municipal Bond Portfolio

Investment Objective

The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.32%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$33
3 Years	$103
5 Years	$180
10 Years	$406

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 38.47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal bonds.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Short-Term Municipal Bond Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading

The Short-Term Municipal Bond Portfolio (continued)

market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•	Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Short-Term Municipal Bond Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on March 1, 2006. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 0.74%.

Best quarter:	4th Qtr. 2008	2.56%
Worst quarter:	4th Qtr. 2010	-0.83%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since March 1, 2006
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
– Before Taxes	0.68%	1.23%	2.34%
– After Taxes on Distributions	0.67%	1.18%	2.30%
– After Taxes on Distributions and Sale of Portfolio Shares	0.89%	1.30%	2.33%
BofA Merrill Lynch 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.76%	1.19%	2.45%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Short-Term Municipal Bond Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Breckinridge Capital Advisors, Inc. (“Breckinridge”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Breckinridge:    Peter Coffin and David Madigan have co-managed the Portfolio since March, 2006. Matthew Buscone has co-managed the Portfolio since July, 2008. Ji Young Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Jeffrey Glenn and Eric Haase have co-managed the Portfolio since May, 2015 and May, 2016, respectively.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Intermediate Term Municipal Bond Portfolio

Investment Objective

The investment objective of The Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.26%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$27
3 Years	$84
5 Years	$146
10 Years	$331

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 30.35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies (“A” or higher by Moodys, or Standard & Poor’s), or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Intermediate Term Municipal Bond Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

The Intermediate Term Municipal Bond Portfolio (continued)

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

•	Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Intermediate Term Municipal Bond Portfolio (continued)

Performance Bar Chart and Table

Performance.     The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 2.27%.

Best quarter:	3rd Qtr. 2009	6.12%
Worst quarter:	4th Qtr. 2010	-3.36%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Ten Years
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
– Before Taxes	2.20%	4.29%	3.60%
– After Taxes on Distributions	2.19%	4.29%	3.52%
– After Taxes on Distributions and Sale of Portfolio Shares	2.15%	3.96%	3.48%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.06%	4.65%	4.66%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Intermediate Term Municipal Bond Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Standish Mellon Asset Management Company LLC (“Standish”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Standish:    Christine Todd and Daniel Marques have managed the Portfolio since December, 2009 and January, 2012, respectively.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes. All or a portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

The Intermediate Term Municipal Bond II Portfolio

Investment Objective

The investment objective of The Intermediate Term Municipal Bond II Portfolio is to provide as high a level of current income exempt from Federal income tax, as is consistent with the preservation of capital.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.26%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$27
3 Years	$84
5 Years	$146
10 Years	$331

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 11.22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “Tax-Exempt Municipal Securities.” The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Tax Exempt Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Intermediate Term Municipal Bond II Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – Municipal Securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable,

The Intermediate Term Municipal Bond II Portfolio (continued)

resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

The Intermediate Term Municipal Bond II Portfolio (continued)

Performance Bar Chart and Table

Performance.     The chart and table below show how The Intermediate Term Municipal Bond II Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 13, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 2.60%.

Best quarter:	2nd Qtr. 2011	3.26%
Worst quarter:	2nd Qtr. 2013	-2.15%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since July 13, 2010
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
– Before Taxes	2.12%	3.50%	2.97%
– After Taxes on Distributions	2.11%	3.45%	2.92%
– After Taxes on Distributions and Sale of Portfolio Shares	2.07%	3.19%	2.77%
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.41%	3.01%	2.75%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

The Intermediate Term Municipal Bond II Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Breckinridge Capital Advisors, Inc. (“Breckinridge”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Breckinridge:    Peter Coffin, David Madigan and Matthew Buscone have co-managed the Portfolio since March, 2010. Ji Young Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Jeffrey Glenn and Eric Haase have co-managed the Portfolio since May, 2015 and May, 2016, respectively.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s dividend distributions are expected to be excludable from gross income for Federal income tax purposes. All or a portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

Summary of Other Important Information Regarding Portfolio Shares

Purchasing and Selling Your Shares

You may purchase HC Strategic Shares of the Portfolio only if you are an investor for whom Hirtle Callaghan & Co., LLC provides Chief Investment Officer services. HC Strategic Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

More Information About Fund Investments and Risks

The Value Equity Portfolio

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The AllianceBernstein Investment Selection Process:

AllianceBernstein uses its fundamental research capabilities to distinguish companies that are undergoing temporary stress from those that deserve their depressed valuations, and the firm looks to exploit mispricings created by investor overreaction. The stock selection process for the Portfolio is research-driven and bottom-up, relying on a unique integration of fundamental and quantitative research. AllianceBernstein begins with a universe of approximately 650 large cap U.S. companies, including all those in the S&P 500 Index and the larger companies in the Russell 1000® Value Index. Research is focused on the best opportunities identified by the firm’s dividend discount model and its proprietary quantitative expected-return model. The firm’s team of fundamental analysts then develops explicit five-year forecasts of normalized earnings power, free cash flow, and balance-sheet strength for the stocks with the most attractive return prospects. The U.S. Value Investment Policy Group (IPG), consisting of Chief Investment Officers and Directors of Research, reviews the analysts’ forecasts to ensure that they are consistent and robust. The IPG ultimately selects stocks for the construction of a model portfolio, which individual portfolio managers implement to meet fund-specific parameters and client guidelines and constraints. AllianceBernstein will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. AllianceBernstein manages the Portfolio to optimize after-tax return.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Index. The particular segments of the Russell 1000® Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell 1000® Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

More Information About Fund Investments and Risks (continued)

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Value Index. The particular segments of the Russell 1000® Value Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Defensive Equity Strategy”, a “Liquidity Strategy” and a “Targeted Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional Value Equity Portfolio

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability.

More Information About Fund Investments and Risks (continued)

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein, Parametric and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The AllianceBernstein Investment Selection Process:

AllianceBernstein uses its fundamental research capabilities to distinguish companies that are undergoing temporary stress from those that deserve their depressed valuations, and the firm looks to exploit mispricings created by investor overreaction. The stock selection process for the Portfolio is research-driven and bottom-up, relying on a unique integration of fundamental and quantitative research. AllianceBernstein begins with a universe of approximately 650 large cap U.S. companies, including all those in the S&P 500 Index and the larger companies in the Russell 1000® Value Index. Research is focused on the best opportunities identified by the firm’s dividend discount model and its proprietary quantitative expected-return model. The firm’s team of fundamental analysts then develops explicit five-year forecasts of normalized earnings power, free cash flow, and balance-sheet strength for the stocks with the most attractive return prospects. The U.S. Value Investment Policy Group (IPG), consisting of Chief Investment Officers and Directors of Research, reviews the analysts’ forecasts to ensure that they are consistent and robust. The IPG ultimately selects stocks for the construction of a model portfolio, which individual portfolio managers implement to meet fund-specific parameters and client guidelines and constraints. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Index. The particular segments of the Russell 1000® Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell 1000® Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Value Index. The particular segments of the Russell 1000®

More Information About Fund Investments and Risks (continued)

Value Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Defensive Equity Strategy”, a “Liquidity Strategy” and a “Targeted Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The PIMCO Investment Selection Process:

PIMCO employs an investment approach typically referred to as an enhanced-index strategy to attempt to outperform the S&P 500 Index (the “Index”), a widely used measure of the U.S. stock market. PIMCO generally invests in S&P 500 Index linked derivatives, such as futures contracts, which provide passive exposure to the return of the Index. It then fully collateralizes this exposure with an actively managed, short duration portfolio of fixed-income securities that offers the potential for excess returns relative to the Index. While most of the performance is driven by the passive stock exposure, PIMCO’s active management of the underlying bond collateral seeks to add incremental return above that of the Index.

The security and sector specific sources of the additional yield over money market rates in the portfolio will vary over time depending on PIMCO’s views of relative value in the fixed income market, although the yield premium from any given security will generally fall into one or more of four categories: liquidity premium, term premium, credit premium and volatility premium. Securities that have a modestly longer duration than the zero to three month term of the equity index futures contracts will generally provide incremental yield in the form of a term premium. In most market environments, PIMCO also attempts to capture both the credit yield premium provided by holding a portion of the fixed income portfolio in securities with some modest sensitivity to credit risk, like corporate bonds, and the volatility yield premium provided by holding high quality mortgage securities.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term

More Information About Fund Investments and Risks (continued)

normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Growth Equity Portfolio

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, Parametric and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Index. The particular segments of the Russell 1000® Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell 1000® Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Jennison Investment Selection Process:

Jennison selects stocks on a company-by-company basis, driven by fundamental research. The bottom-up approach seeks to find companies that possess some or all of the following characteristics: above-average growth in units, revenues, cash flows, and earnings; a defendable competitive position; an enduring business franchise offering a differentiated product and/or service;

More Information About Fund Investments and Risks (continued)

as well as companies with a proven management team. It is also important for companies to have a robust balance sheet with a high or improving return on equity, return on assets or return on invested capital. Jennison will consider selling or reducing the weight of a position in the Portfolio if there is a change in a stock’s fundamentals that Jennison views as unfavorable; the stock reaches its full valuation; or a more attractive Portfolio candidate emerges.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Growth Index. The particular segments of the Russell 1000® Growth Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Defensive Equity Strategy”, a “Liquidity Strategy” and a “Targeted Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The SGA Investment Selection Process:

SGA seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom-up stock selection approach. SGA will sell a position if there is a fundamental deterioration in the company; sell or reduce a position that looks overpriced based on our valuation; or a new potential candidate becomes more attractive.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s

More Information About Fund Investments and Risks (continued)

likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional Growth Equity Portfolio

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, swaps and exchange-traded funds in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, Parametric, PIMCO and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Index. The particular segments of the Russell 1000® Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell 1000® Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Jennison Investment Selection Process:

Jennison selects stocks on a company-by-company basis, driven by fundamental research. The bottom-up approach seeks to find companies that possess some or all of the following characteristics: above-average growth in units, revenues, cash flows, and earnings; a defendable competitive position; an enduring business franchise offering a differentiated product and/or service; as well as companies with a proven management team. It is also important for companies to have a robust balance sheet with a high or improving return on equity, return on assets or return on

More Information About Fund Investments and Risks (continued)

invested capital. Jennison will consider selling or reducing the weight of a position in the Portfolio if there is a change in a stock’s fundamentals that Jennison views as unfavorable; the stock reaches its full valuation; or a more attractive Portfolio candidate emerges.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of the one or more different segments of the Russell 1000® Growth Index. The particular segments of the Russell 1000® Growth Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the using three separate and distinct strategies: a “Defensive Equity Strategy”, a “Liquidity Strategy” and a “Targeted Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The PIMCO Investment Selection Process:

PIMCO employs an investment approach typically referred to as an enhanced-index strategy to attempt to outperform the S&P 500 Index (the “Index”), a widely used measure of the U.S. stock market. PIMCO generally invests in S&P 500 Index linked derivatives, such as futures contracts, which provide passive exposure to the return of the Index. It then fully collateralizes this exposure with an actively managed, short duration portfolio of fixed-income securities that offers the potential for excess returns relative to the Index. While most of the performance is driven by the passive stock exposure, PIMCO’s active management of the underlying bond collateral seeks to add incremental return above that of the Index.

The security and sector specific sources of the additional yield over money market rates in the portfolio will vary over time depending on PIMCO’s views of relative value in the fixed income market, although the yield premium from any given security will generally fall into one or more of four categories: liquidity premium, term premium, credit premium and volatility premium. Securities that have a modestly longer duration than the zero to three month term of the equity index futures contracts will generally provide incremental yield in the form of a term premium. In most market environments, PIMCO also attempts to capture both the credit yield pre-

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mium provided by holding a portion of the fixed income portfolio in securities with some modest sensitivity to credit risk, like corporate bonds, and the volatility yield premium provided by holding high quality mortgage securities.

The SGA Investment Selection Process:

SGA seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom-up stock selection approach. SGA will sell a position if there is a fundamental deterioration in the company; sell or reduce a position that looks overpriced based on our valuation; or a new potential candidate becomes more attractive.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Ariel, Advisory Research, Frontier, IronBridge, Parametric and Pzena are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Ariel Investment Selection Process:

Ariel’s investment selection process takes into account price to book ratios but includes a focus on the balance sheet of companies in the small capitalization universe. In analyzing the companies it follows, Ariel does not apply rigid criteria, but seeks to determine a company’s intrinsic value. The approach can be expected to skew Ariel’s investment picks to the lower end of the small cap universe. Although Ariel seeks to hold its positions for the longer term, Ariel will generally not sell as a result of short-term performance disappointments. Ariel will consider selling a security

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when it believes that a company’s fundamentals have deteriorated, a major shift in the competitive landscape has occurred or in the event that changes in management are believed to diminish the company’s ability to generate profits.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell® 3000 Index. The Advisory Research Investment Selection Process:

The Advisory Research Investment Selection Process:

Advisory Research believes earnings growth is the primary variable driving intermediate and long-term stock performance and Advisory Research therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Advisory Research uses a proprietary investment framework to evaluate the attractiveness of stocks. Advisory Research’ investment approach begins with fundamental analysis to determine valuation and then considers four additional perspectives that include both fundamental and technical disciplines to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.

The Frontier Investment Selection Process:

Frontier seeks to identify companies with unrecognized earning potential. Factors that may be relevant in the process include earnings per share, growth and price appreciation. Frontier’s investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

The IronBridge Investment Selection Process:

IronBridge uses a proprietary economic return framework to identify companies that are creating shareholder value at attractive prices. This involves a three step process. The first step identifies interesting possibilities that appear to have fundamental characteristics consistent with shareholder value creation. In implementing this step, IronBridge applies a proprietary classification methodology to a broad universe of smaller-cap stocks to determine where each company is in its life cycle and then applies a proprietary ranking system to each life cycle class to generate a list of potential buy candidates. Next, IronBridge analysts evaluate company specific “wealth creation” dynamics to determine whether each company that was ranked highly was so ranked due primarily to skill or to luck. This analysis incorporates an assessment of capital investment to determine whether it is creating or destroying shareholder value. Companies that are creating value due to highly skilled management are further analyzed to verify the quality of accounting and valuation model inputs, the quality of management and its board and an analysis of the company’s strategic position to determine whether the current wealth creation dynamics are sustainable and to evaluate the potential upside vs. downside potential of purchasing the shares. Companies that are run by highly skilled management teams where capital allocation is likely to result in sustained wealth creation where the payoff structure represents 2:1 are identified as “Buys.” Stocks are sold when the upside potential is no longer greater than the downside risk, when there is a significant change in the economic return trend or when one or more of the key drivers deteriorate. In addition, holdings are pared back when a position exceeds 5% of the portfolio, and/or to adhere to other portfo-

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lio risk controls related to sector and lifecycle weights. Other than trimming a stock that has appreciated beyond 5% of the portfolio, all stocks are reviewed prior to a sell decision being made.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The Pzena Investment Selection Process:

Pzena’s investment philosophy is classic value. Pzena seeks to buy good businesses at low prices. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power and applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in a portfolio only when all five of the following criteria are met: (1) the current valuation is low compared to the company’s normalized earnings power; (2) current earnings are below historic norms; (3) Pzena judges that the problems are temporary, (4) management has a viable strategy to generate earnings recovery, and (5) there is meaningful downside protection in case the earnings recovery does not materialize. At Pzena, we systematically sell any stock once it has reached the midpoint of our investment universe in terms of valuation. There are two ways a security can reach fair value – price appreciation or a reduction in its normal earnings estimate. In the latter case, a stock becomes more expensive at a given share price, making it a less attractive holding for the portfolio. In either case, we maintain our sell discipline. When we sell or trim a position we do actively look to reinvest the funds in a better valued position. In addition, if we find a security with return and risk characteristics superior to another in the portfolio, we will sell earlier.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted

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indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Ariel, Advisory Research, Frontier, IronBridge, Parametric and Pzena, are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Ariel Investment Selection Process:

Ariel’s investment selection process takes into account price to book ratios but includes a focus on the balance sheet of companies in the small capitalization universe. In analyzing the companies it follows, Ariel does not apply rigid criteria, but seeks to determine a company’s intrinsic value. The approach can be expected to skew Ariel’s investment picks to the lower end of the small cap universe. Although Ariel seeks to hold its positions for the longer term, Ariel will generally not sell as a result of short-term performance disappointments. Ariel will consider selling a security when it believes that a company’s fundamentals have deteriorated, a major shift in the competitive landscape has occurred or in the event that changes in management are believed to diminish the company’s ability to generate profits.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.

The Advisory Research Investment Selection Process:

Advisory Research believes earnings growth is the primary variable driving intermediate and long-term stock performance and Advisory Research therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Advisory Research uses a proprietary investment framework to evaluate the attractiveness of stocks. Advisory Research’ investment approach begins with fundamental analysis to determine valuation and then considers

More Information About Fund Investments and Risks (continued)

four additional perspectives that include both fundamental and technical disciplines to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.

The Frontier Investment Selection Process:

Frontier seeks to identify companies with unrecognized earning potential. Factors that may be relevant in the process include earnings per share, growth and price appreciation. Frontier’s investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

The IronBridge Investment Selection Process:

IronBridge uses a proprietary economic return framework to identify companies that are creating shareholder value at attractive prices. This involves a three step process. The first step identifies interesting possibilities that appear to have fundamental characteristics consistent with shareholder value creation. In implementing this step, IronBridge applies a proprietary classification methodology to a broad universe of smaller-cap stocks to determine where each company is in its life cycle and then applies a proprietary ranking system to each life cycle class to generate a list of potential buy candidates. Next, IronBridge analysts evaluate company specific “wealth creation” dynamics to determine whether each company that was ranked highly was so ranked due primarily to skill or to luck. This analysis incorporates an assessment of capital investment to determine whether it is creating or destroying shareholder value. Companies that are creating value due to highly skilled management are further analyzed to verify the quality of accounting and valuation model inputs, the quality of management and its board and an analysis of the company’s strategic position to determine whether the current wealth creation dynamics are sustainable and to evaluate the potential upside vs. downside potential of purchasing the shares. Companies that are run by highly skilled management teams where capital allocation is likely to result in sustained wealth creation where the payoff structure represents 2:1 are identified as “Buys.” Stocks are sold when the upside potential is no longer greater than the downside risk, when there is a significant change in the economic return trend or when one or more of the key drivers deteriorate. In addition, holdings are pared back when a position exceeds 5% of the portfolio, and/or to adhere to other portfolio risk controls related to sector and lifecycle weights. Other than trimming a stock that has appreciated beyond 5% of the portfolio, all stocks are reviewed prior to a sell decision being made.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does

More Information About Fund Investments and Risks (continued)

not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The Pzena Investment Selection Process:

Pzena seeks to buy good businesses at low prices. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power and applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in a portfolio only when all five of the following criteria are met (1) the current valuation is low compared to the company’s normalized earnings power (2) current earnings are below historic norms (3) Pzena judges that the problems are temporary, (4) management has a viable strategy to generate earnings recovery, and (5) there is meaningful downside protection in case the earnings recovery does not materialize. At Pzena, we systematically sell any stock once it has reached the midpoint of our investment universe in terms of valuation. There are two ways a security can reach fair value – price appreciation or a reduction in its normal earnings estimate. In the latter case, a stock becomes more expensive at a given share price, making it a less attractive holding for the portfolio. In either case, we maintain our sell discipline. When we sell or trim a position we do actively look to reinvest the funds in a better valued position. In addition, if we find a security with return and risk characteristics superior to another in the portfolio, we will sell earlier.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Real Estate Securities Portfolio

The Real Estate Securities Portfolio invests primarily in equity and debt securities of real estate companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities, high yield debt, and private placements. The Portfolio may invest both in companies which are located in emerging markets countries.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

More Information About Fund Investments and Risks (continued)

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Parametric and Wellington Management are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Dow Jones US Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded REITs and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. Further information about the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of these indices that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally,

More Information About Fund Investments and Risks (continued)

Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The Wellington Management Investment Selection Process:

Wellington Management attempts to provide attractive long-term total return by investing in companies with activities primarily in, or related to, commercial real estate development, operation, and ownership. The investment approach seeks to add value through independent, bottom-up, fundamental research, security selection and top-down sector weightings.

Individual company research begins by reviewing the quality, depth, and strategy of management. Wellington Management evaluates management’s ability to increase shareholder value and control risk and also seeks to identify companies with the following characteristics:

•	A disciplined investment strategy, coupled with a solid development and operating track record, and a clear understanding of their own cost of capital.

•	The ability to deliver high levels of same-unit rent growth and occupancy gains on a relative basis.

•	Strong and flexible balance sheets in terms of the ability to fund future acquisition growth and increase dividends.

•

Attractive relative valuations between the public and private markets in terms of (1) replacement cost and (2) earnings yield in the public market versus capitalization rates on private market transactions

Sector weights and geographic diversification are influenced by a top-down analysis of the real estate market. Top-down analysis is based on three broad components:

Macroeconomic trends.    Relevant trends affecting the supply and demand for real estate, demographic trends, employment growth, and building permit changes are monitored. Wellington Management also incorporates its long-term interest rate forecasts that affect both the cost of capital for real estate companies and the relative attractiveness of high yield stocks.

Private real estate market trends.    The real estate market is predominantly privately owned and therefore this sector exhibits many commodity-like characteristics. Accordingly, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values.

Sector specific trends.    Wellington Management identifies important trends in retail, non-bank financials, health care, and other sectors within the market to anticipate the impact of those dynamics on real estate companies.

Sell criteria.    Wellington Management will consider selling a position when: a better opportunity exists on a risk-adjusted basis; price to net asset value is unattractive (subject to public/private market arbitrage), or security becomes fully priced on other valuation metrics (price to free cash flow growth plus dividend, IRR, dividend discount); management disappoints; fundamental trends of a company’s underlying assets are deteriorating; or company lacks further catalysts which will drive cash flow and/or NAV growth.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted

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indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Commodity Returns Strategy Portfolio

Commodities are assets that have tangible properties, such as oil, gas, energy, precious metals, industrial metals and agricultural products. Commodity-related industries include, but are not limited to: (a) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources; and (b) companies that use commodities extensively in their products or provide services to commodity-related industries.

The Portfolio intends to invest in commodity-linked derivative instruments, in particular structured notes and futures contracts. The Portfolio will typically seek to gain exposure to the commodities markets by making direct investments in commodity-linked notes and by investing a portion of its assets in the Subsidiaries. The Portfolio may also seek to replicate the performance of a commodity index or structured note by investing in futures contracts. Commodity-linked structured notes and other commodity-linked derivative instruments (other than futures contracts) are hybrid instruments excluded from regulation under the Commodity Exchange Act (the “Act”). From time to time, the Portfolio may invest in instruments that are regulated under the Act. A hybrid instrument is a derivative instrument. Its value is derived from, or linked to, the value of another instrument or asset. Hybrid instruments have a higher risk of volatility and loss of principal. The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments.

The Portfolio will invest globally and may invest without limit in securities of non-U.S. issuers. The Portfolio may invest in securities of foreign issuers in foreign markets and in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and other depository receipts.

Under normal market conditions, the Portfolio will invest in the securities of companies domiciled primarily in developed countries, but the equity portion of the Portfolio may invest up to 50% of its net assets in securities of companies domiciled in emerging markets countries.

The Portfolio may invest up to 20% of its assets in preferred securities of companies in commodity-related industries. The Portfolio will not invest more than 20% of its net assets in preferred stock rated below investment grade or unrated securities of comparable quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The Portfolio may also invest up to 15% of its net assets in illiquid securities.

Current net asset value per share for the Commodity Returns Strategy Portfolio can be obtained by calling 1-800-242-9596.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Parametric, PIMCO, Vaughan Nelson and Wellington Management are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:	In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to

More Information About Fund Investments and Risks (continued)

approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Commodity Producers Index. The particular segments of the MSCI ACWI Commodity Producers Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI ACWI Commodity Producers Index is comprised of a global opportunity set of commodity producers in the energy, metal and agriculture sectors. Further information about the MSCI ACWI Commodity Producers Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI ACWI Commodity Producers Index.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Natural Resources Index. The particular segments of the MSCI ACWI Natural Resources Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements. Further information about the MSCI ACWI Natural Resources Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI ACWI Natural Resources Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The PIMCO Investment Selection Process:	The investment process for PIMCO’s commodity strategies involves two concurrent efforts: managing the commodities exposure and managing the collateral exposure.

PIMCO achieves commodity index exposure through total return index swaps and/or commodity futures. Swap trades are executed with multiple counterparties. Futures trades are executed with multiple brokers and cleared through the relevant commodity futures exchange. In either case, the implementation is managed in a way that seeks to minimize any potential impact on the swaps or futures markets as the positions are established.

When commodity index exposure is obtained, PIMCO integrates a range of commodity alpha strategies around the core index exposure. In order to implement a range of active commodity strategies, PIMCO uses multiple approaches to analyze commodity markets and investment opportunities. These include bottom-up fundamental analysis based on supply-demand balance and inventory projections models; top-down macro analysis; flow analysis which helps assess

More Information About Fund Investments and Risks (continued)

producer and consumer flows and speculative positioning to identify structural mispricings; and an analysis of potentially recurring structural risk premiums. The resulting strategies are comprised of fundamentally-driven directional views, as well as relative value trades, which include:

•	Modified Roll Strategies – actively rolling various futures contracts on days outside of the index-specified roll dates;

•

Calendar/Seasonality Strategies – actively managing commodity futures exposure across the forward curve in an effort to capitalize on inventory pressures, seasonal risk premiums, and other factors influencing the shape of the curves;

•	Substitution Strategies – actively substituting highly correlated contracts or products for others in an effort to tactically exploit relative value distortions; and

•	Volatility Strategies – actively identifying pockets of structurally rich commodity volatility to sell, whether caused by physical hedgers, futures, speculators, or Wall Street dealers.

PIMCO’s approach is to implement multiple, concurrent alpha strategies where no single trade dominates exposure. PIMCO proactively adjusts exposures based on the current and changing attractiveness of expected returns relative to risk.

The Vaughan Nelson Investment Selection Process

In making investment decisions for the Portfolio, Vaughan Nelson employs bottom-up fundamental analysis and achieves flexibility in fixed income portfolio construction through duration/yield curve positioning and opportunistic trading efficiencies to produce a value-oriented portfolio of energy/commodity sector fixed income securities. Vaughan Nelson tries to emphasize capital preservation relative to other opportunities within its investment universe and, therefore, focuses on companies’ balance sheets, short-term liquidity and asset bases. The sell discipline is driven by a combination of factors, including the realization of the investment objective, new risks materializing, credit quality deterioration or a better relative value opportunity is uncovered.

The Wellington Management Investment Selection Process:	Wellington Management currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities” portion), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) other natural resource-based industries such as agriculture.

Portfolio weights across these natural resources sectors are driven by bottom up stock selection. Wellington Management uses fundamental research to identify companies with attractive growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections, and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Natural resources companies often operate in countries that are different from the country in which their securities trade. The country allocation is primarily a result of the security selection; however, an important element of this analysis is the economic and political dynamics of each of these countries.

Companies are typically sold from the Commodity Related Securities portion when they appreciate to the high-end of the team’s price range or as better opportunities become available. Names will also be sold as a result of fundamental shortfalls, including management’s inability to execute their stated strategy or a meaningful change in the strategy upon which Wellington Management had built its investment thesis.

More Information About Fund Investments and Risks (continued)

The other strategy (the “Commodity Strategy”) employed by Wellington Management will be implemented primarily through one of the Subsidiaries. In the Commodity Strategy, Wellington Management invests in commodity-linked derivative instruments, such as swaps, futures and options, based on its initial research. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity’s historical price range. The investment universe is not constrained to the commodities held within the Commodity Related Securities strategy.

On the supply side, market structure and marginal supplier behavior influence short-term commodity prices. In the long-term, supply is driven by a producer’s outlook for a commodity. The outlook incorporates future price and cost projections, including capital expenditures required to replace machinery, add capacity, and explore for new reserves.

Through its analysis of supply and demand fundamentals, Wellington Management seeks to identify attractive investment opportunities in individual commodities.

The Commodity Strategy maintains diversified exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals and Agriculture & Livestock). Wellington Management manages exposure to these sectors based on its top-down view of the attractiveness of each sector, which is influenced by the outlook for global economic growth, global inflation pressure, and major currency relationships, as well as its bottom-up view on the attractiveness of each sector and the roll yield prevailing in the sector.

While there is no formally defined buy and sell discipline within the Commodities Strategy, Wellington Management will tend to sell or underweight commodities as they near or reach the top of our price range, and buy or overweight commodities as they near or reach the bottom of our price range.

The International Equity Portfolio

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving “derivative instruments” – forward foreign currency exchange contracts, currency swaps or option or futures contracts – in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in high-quality short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Artisan Partners, Causeway, CLIM and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

More Information About Fund Investments and Risks (continued)

The Artisan Partners Investment Selection Process:

In selecting investments for the Portfolio, Artisan Partners employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

•

Themes.    Artisan Partners identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan Partners’ fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

•

Sustainable Growth.    Artisan Partners applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan Partners seeks high quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

•

Valuation.    Artisan Partners uses multiple valuation metrics to establish a target price range. Artisan Partners assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation. The Portfolio may sell a security when Artisan Partners thinks the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Causeway Investment Selection Process:

Causeway follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, Causeway then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. Causeway also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that Causeway buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound. Causeway considers whether a company has each of the following value characteristics when purchasing or selling securities in this strategy:

•	low price-to earnings ratio relative to the sector,

•	high yield relative to the market,

•	low price-to-book value ratio relative to the market,

•	low price-to-cash flow ratio relative to the market, and

•	financial strength.

More Information About Fund Investments and Risks (continued)

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the

More Information About Fund Investments and Risks (continued)

intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional International Equity Portfolio

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving “derivative instruments” – forward foreign currency exchange contracts, currency swaps or option or futures contracts – in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in high-quality, short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Artisan Partners, Causeway, CLIM, Lazard and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Artisan Partners Investment Selection Process:

In selecting investments for the Portfolio, Artisan Partners employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

•

Themes.    Artisan Partners identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan Partners’ fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

•

Sustainable Growth.    Artisan Partners applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan Partners seeks high quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

•

Valuation.    Artisan Partners uses multiple valuation metrics to establish a target price range. Artisan Partners assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation. The Portfolio may sell a security when Artisan Partners thinks the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

More Information About Fund Investments and Risks (continued)

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Causeway Investment Selection Process:

Causeway follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, Causeway then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. Causeway also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that Causeway buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound. Causeway considers whether a company has each of the following value characteristics when purchasing or selling securities in this strategy:

•	low price-to earnings ratio relative to the sector,

•	high yield relative to the market,

•	low price-to-book value ratio relative to the market,

•	low price-to-cash flow ratio relative to the market, and

•	financial strength.

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

The Lazard Investment Selection Process:

Portfolio management is done through a “bottom-up” stock selection process utilizing a series of proprietary measures to identify the most attractive stocks in each industry. Specific measures are customized by industry and designed to capture those that the manager believes most significantly influence the price performance of that industry. Mispricings within industries are identified by

More Information About Fund Investments and Risks (continued)

looking at relative measures including Price/Book, Free Cash Flow/Price, Return on Equity for each company. Future growth is evaluated by examining trends in sales and earnings, R&D expense, operating margins, cash flow growth and other measures. Market sentiment is gauged through stock price strength and sell side analyst projections. Finally, sustainable quality is gauged by measuring the strength of a company’s earnings and its internal ability to grow its business.

Stock selection within different industries is influenced by different specific factors.

Every stock in the strategy’s universe is ranked on a daily basis and an expected return for the stock is developed. Trades are made when one stock’s expected return net of transaction costs is sufficiently greater than an existing holding to warrant the trade. Portfolios are reviewed daily but trading typically is done on a bi-monthly basis unless unusual circumstances exist.

In construction and monitoring of the portfolio, the team pays careful attention to the risk exposures. The management team strives to avoid macro-economic bets and unintended exposures to capitalization, systematic risk (Beta) and dividend yield. The team makes sure that the portfolio is well diversified by industry, sector and region roughly in proportion to the benchmark.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

The Parametric Investment Selection Process:

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

More Information About Fund Investments and Risks (continued)

The Emerging Markets Portfolio

The Portfolio will diversify investments across several countries (typically at least 10) in order to reduce the volatility associated with specific markets. The number of countries in which the Portfolio invests will vary and may increase over time as the stock markets in other countries evolve. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries.

The Portfolio may invest in common and preferred equity securities, publicly traded in the United States or in foreign countries in developed or emerging markets, including initial public offerings. As collateral for derivative securities, the Portfolio may also invest in fixed income securities rated investment grade or better issued by U.S. companies. The Portfolio’s equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Portfolio may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

The Portfolio invests primarily in the MSCI EM Index countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. TBCAM, CLIM, Parametric and RBC GAM are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The TBCAM Investment Selection Process:

TBCAM seeks to purchase undervalued securities that have strong fundamentals and a compelling catalyst for business improvement, a process that has yielded a portfolio that has outperformed the MSCI EM Index over full market cycles. Additionally, TBCAM’s consistent sell discipline trims and then eliminates outperforming securities that become expensive relative to the market, which has proven to add value in what has historically been a more volatile asset class than the developed markets.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Cadences investments are determined by the Adviser in consultation with Cadence. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EM Index.

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

More Information About Fund Investments and Risks (continued)

•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the MSCI EM Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The RBC GAM Investment Selection Process

The RBC GAM Emerging Markets Equity team believes that companies with a sustainably high cash flow return on investment (CFROI®) produce superior returns and seeks to identify and invest in such companies. There are three components RBC GAM looks for when selecting securities for this strategy: 1) Strong management; 2) Quality franchises; and 3) Sustainability. The strategy emphasizes quality and long-term growth at a reasonable price, combining a fundamental bottom-up approach to stock selection with a top-down macroeconomic overlay driven by long-term secular themes. RBC GAM generally sells stocks under the following circumstances: 1) The investment case has changed; 2) The valuation has increased to a level that supports realization of the profit; or 3) A better stock has been found.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the

More Information About Fund Investments and Risks (continued)

Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Core Fixed Income Portfolio

The Portfolio, under normal circumstances, will invest at least 80% of its net assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio may invest a substantial portion of its total assets in mortgage-backed and asset-backed issues. Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200%/annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which is taxed as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” including, but not limited to, futures, forwards, options and options on futures both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

Specialist Managers.    Agincourt and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Agincourt Investment Selection Process:

In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index or the components thereof. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the index.

The Fixed Income Opportunity Portfolio

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of

More Information About Fund Investments and Risks (continued)

the applicable Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities and loans. Purchases and sales of securities and loans may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments”, including, but not limited to, futures, forwards, options and options on futures both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Credit Suisse High Yield Index (“CS High Yield Index”), an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the Portfolio relative to this benchmark.

Specialist Managers.    CLIM, Fort Washington, Mellon Capital, Parametric and Western Asset currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

More Information About Fund Investments and Risks (continued)

The Fort Washington Investment Selection Process:

Fort Washington combines a top down, risk control approach with a bottom up credit analysis approach. The first three steps of the process are iterative, top down steps that help reduce downside risk while improving the risk return tradeoff of the portfolio. Fort Washington then narrows the universe to a smaller subset that it believes has the most appropriate upside-downside trade-off. To this smaller universe of securities, Fort Washington applies an analysis that focuses on a variety of critical credit variables.

With respect to the top down process, the High Yield team screens the universe from a top-down perspective by focusing on those industries that are more stable and predictable while avoiding industries characterized by excessive volatility and cyclicality. Preference is given to industries with rational competition and profiles suitable for leverage. With respect to the bottom up process, once a new credit opportunity that meets the strategy’s initial quality and risk/reward screening criteria is identified, its viability is assessed before moving on to in-depth research on the credit. An issuer which passes this initial screen is then subjected to a bottom-up credit selection process. Ft. Washington employs individual security credit analysis as well as relative value analysis for the credit’s sector and the high yield market.

The team exits positions that they feel have developed considerable downside risk. Positions are monitored for any adverse credit development which may trigger the sale or reassessment of the security. These developments are typically caused by a change in the economic outlook, a change in the credit’s outlook, or a negative or questionable change in the company’s management. Other factors that initiate a review and potential sale of a security include: a drop in the price of a security of 10 points versus the market, a decline in company fundamentals or an abrupt change in company management.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures. The decision making process is primarily driven by the outputs of our models, which the investment team uses to identify the optimal term structure and sector allocation while managing risk and generating consistent performance. The portfolio managers ultimately make buy and sell decisions in reference to the model recommendations, and their decision must be approved by a senior member of the team.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

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The Western Asset Investment Selection Process:

Western Asset’s structured product philosophy combines a traditional fundamental value orientation with bottom-up credit research. Western Asset believes inefficiencies exist in the structured product market and attempts to add incremental value by exploiting these inefficiencies across all eligible market sectors. Western Asset believes RMBS and CMBS still trade at wider spreads compared to similar risk assets due to structural and collateral complexities, limited eligible investors, less liquidity than perceived higher quality assets, and lingering higher risk premiums left over from the 2008 financial market crisis.

The strategic goal at Western Asset is to add value to the portfolio while adhering to a disciplined risk control process by combining traditional analysis with proprietary technology applied to all sectors of the market. The key areas of focus are:

•	Sector & Sub-Sector Allocation

•	Issue Selection

•	Duration/Term Structure

Sector & Sub-Sector Allocation – Western Asset rotates among and within sectors of the bond market, preferring non-government sectors because they typically offer higher relative yields and have tended to outperform the broad markets over long market cycles. Western Asset studies historical yield spreads, identifies the fundamental factors that influence yield spread relationships, and relates these findings to the Firm’s projections to determine attractive alternatives.

Issue Selection – Issue selection is a bottom-up process to determine mispriced or undervalued securities. Western Asset engages in an ongoing assessment of changing credit characteristics. Also assessed are newly issued securities. Western Asset uses these analyses, to select issues opportunistically.

Term Structure – Western Asset closely monitors shifts in the yield curve, for the relationship between short, intermediate and long maturity securities is essential to constructing a long-term investment horizon. Western Asset determines the implications of the yield curve’s shape, along with projections of Fed policy and market expectations, to formulate a yield curve strategy.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The U.S. Government Fixed Income Securities Portfolio

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in derivative instruments, including fixed income futures contracts, fixed income options, interest rate swaps, total return swaps and credit default swaps. Such investments may be made to: invest in an asset class with greater efficiency and lower cost; add value when such instruments are attractively priced; adjust sensitivity to changes in interest rates; or adjust the overall credit risk of the Portfolio. Losses (or gains) involving futures contracts can sometimes be substantial.

More Information About Fund Investments and Risks (continued)

Specialist Manager.    Mellon Capital currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector. Buy and sell decisions are based primarily on portfolio characteristic misweights. When purchasing securities, portfolio managers select a bond that is perceived to be relatively less expensive compared to similar issues. When selling securities, portfolio managers select an issue that is perceived to be relatively overpriced. Other analytics and the expertise and judgment of the investment professionals are incorporated into the process.

The Inflation Protected Securities Portfolio

The Portfolio is designed to provide an income yield that exceeds inflation over the long-term. In periods of extreme deflation, however, the Portfolio may have no income to distribute.

Up to 20% of the total assets of the Portfolio may be invested in income-producing securities other than inflation-indexed securities, such as corporate debt obligations, U.S. government and agency bonds, short-term fixed income investments and mortgage dollar rolls. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Manager.    Mellon Capital currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach that seeks to gain exposure to the Barclays Inflation-Linked Indices either through full replication or stratified sampling. The stratified sampling approach begins by identifying and isolating the major components (and in the case of international inflation-linked bonds also countries and currencies) and assessing the key characteristics of an index. After analyzing these factors Mellon Capital then invests in securities designed to gain exposure to these different components, and that have characteristics that are similar to those that are found in the index. In this process, Mellon Capital employs a top-down stratified sampling methodology to replicate the overall index characteristics in a risk-controlled manner that focuses on issue specific risk and liquidity in order to efficiently and cost effectively gain exposure to inflation protected securities.

The U.S. Corporate Fixed Income Securities Portfolio

The Portfolio invests at least 80% of its net assets in investment-grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in Treasury obligations, including TIPS, agency debt, sovereign debt and other corporate obligations, including Yankee Bonds, 144A securities, preferred stock and trust preferred/capital notes.

Specialist Managers.    Agincourt and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in

More Information About Fund Investments and Risks (continued)

which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Agincourt Investment Selection Process:

In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures. The decision making process is primarily driven by the outputs of our models, which the investment team uses to identify the optimal term structure and sector allocation while managing risk and generating consistent performance. The portfolio managers ultimately make buy and sell decisions in reference to the model recommendations, and their decision must be approved by a senior member of the team.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Portfolio invests at least 80% of its net assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may use futures, options and/or swaps in order to manage duration, yield curve and sector risk, or as a substitute for cash securities. The Portfolio may also purchase private placement or Rule 144A securities. Up to 5% of the Portfolio’s assets may be held in securities which were rated as investment-grade when purchased, but have since been downgraded. The Portfolio may purchase securities on a when-issued basis or for forward delivery and may enter into repurchase agreements.

Specialist Manager.    Mellon Capital currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector. Buy and sell decisions are based primarily on portfolio characteristic misweights. When purchasing securities, portfolio managers select a bond that is perceived to be relatively less expensive compared to similar issues. When selling securities, portfolio managers select an issue that is perceived to be relatively overpriced. Other analytics and the expertise and judgment of the investment professionals are incorporated into the process.

The Short-Term Municipal Bond Portfolio

Tax-Exempt Securities may be purchased at significant discounts or premiums to par (face value). Any gains at sale or maturity of Tax-Exempt Securities may be subject to either capital gains or ordinary income taxes. The Portfolio invests primarily in

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securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In order to maintain liquidity, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

Specialist Manager.    Breckinridge Capital Advisors, Inc. (“Breckinridge”) currently serves as Specialist Manager for The Short-Term Municipal Bond Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Breckinridge Investment Selection Process:

In selecting securities for investment by the Portfolio, Breckinridge generally uses a bottom-up approach that seeks to invest in securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer’s credit quality followed by a quantitative analysis of a security’s structure (call features, coupon, sinking fund, etc.) and an assessment of its risk-adjusted return relative to other tax-exempt offerings and returns available in the taxable fixed-income markets. In the event any security held by the Portfolio is downgraded below the Portfolio’s authorized rating categories, Breckinridge will review the security and determine whether to retain or dispose of that security.

The Intermediate Term Municipal Bond Portfolio

Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies (“A” or higher by Moodys or Standard & Poor’s), or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”), which are securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks discussed later in this Prospectus and in the Trust’s Statement of Additional Information. In order to maintain liquidity or in the event that the Portfolio’s Specialist Manager believes that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax (“AMT”).

Specialist Manager.    Standish currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Standish Investment Selection Process:

The Standish investment process focuses on sector analysis and security selection rather than interest rate forecasting. Based on proprietary research, Standish seeks to identify lower volatility investments that offer excess incremental yield. Standish will consider eliminating positions when sell targets are reached, when fundamental conditions change significantly, or when a bond’s price falls below a certain level relative to its peer group.

The Intermediate Term Municipal Bond II Portfolio

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in Tax-Exempt Securities so that it will qualify to pay “exempt-interest dividends.” In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. Tax-Exempt Securities may be purchased at significant discounts or premiums to par (face

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value). Any gains at sale or maturity of Tax-Exempt Securities may be subject to either capital gains or ordinary income taxes. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Tax Exempt Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. In order to maintain liquidity, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

Specialist Manager.    Breckinridge currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Breckinridge Investment Selection Process:

In selecting securities for investment by the Portfolio, Breckinridge generally uses a bottom-up approach that seeks to invest in securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer’s credit quality followed by a quantitative analysis of a security’s structure (call features, coupon, sinking fund, etc.) and an assessment of its risk-adjusted return relative to other tax-exempt offerings and returns available in the taxable fixed-income markets. In the event any security held by the Portfolio is downgraded below the Portfolio’s authorized rating categories, Breckinridge will review the security and determine whether to retain or dispose of that security.

Investment Risks and Strategies

The following is a summary of the types of investments that the Trust’s Portfolios may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of each Portfolio’s securities, appears in the Statement of Additional Information.

About Benchmarks and Index Investing.    The benchmarks for The Value Equity and The Institutional Value Equity Portfolios, The Growth Equity and The Institutional Growth Equity Portfolios, and The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios are the Russell 1000® Value Index, the Russell 1000® Growth Index and the Russell 2000® Index (or substyle indices), respectively. These indexes are among those indexes produced by Russell Investments (“Russell”) and, like many of the indexes in this group, are based on the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market cap weighted. During the second quarter of each year, Russell’s U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual “reconstitution” re-ranks each company, establishing the year’s new index membership. The newly adjusted index membership takes effect at the market close on the fourth Friday in June, and remains in place until the following year’s reconstitution process. The Russell indexes referenced above include common stocks issued by companies domiciled in the United States or its territories as well as non-U.S. domiciled companies.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Value Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Growth Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively higher price-to-book ratios and higher forecasted growth values.

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The “Small” and “Medium” companies in the Russell 3000® Index represent approximately 35.8% of the total market capitalization of the Russell 3000® Index.

The benchmark for The International Equity and The Institutional International Equity Portfolios is the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”) and the benchmark for The Emerging Markets Portfolios is the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”). The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2016, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2016, the MSCI EM Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The benchmark for The Real Estate Securities Portfolio is the Dow Jones US Select REIT Index. The Dow Jones US Select REIT Index (“REIT Index”) is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded real estate investment trusts (“REITs”) and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960.

The benchmark for The Commodity Returns Strategy Portfolio is the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Commodity Returns Strategy Portfolio also measures its performance against a blend of 50% Bloomberg Commodity Index Total Return and 50% MSCI ACWI Commodity Producers Index, as this blended benchmark more closely represents the Portfolio’s investment strategy. The MSCI ACWI Commodity Producers Index is comprised of a global opportunity set of commodity producers in the energy, metal and agriculture sectors. A portion of The Commodity Returns Strategy Portfolio is also managed with reference to the MSCI ACWI Natural Resources Index. The MSCI ACWI Natural Resources Index is comprised of a global set of stocks engaged in the extraction and production of natural resources.

The indexes noted above are used by the Board of Trustees and by the Adviser as one standard against which to measure the performance of the Specialist Managers to whom assets of the various Equity Portfolios have been allocated. In addition, a portion of the assets of The Value Equity and The Institutional Value Equity, The Growth Equity and The Institutional Growth Equity, The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity, The International Equity, The Institutional International Equity, The Emerging Markets, The Real Estate Securities and The Commodity Returns Strategy Portfolios (the “Index Accounts”) are allocated to Specialist Managers who are committed to investing assets allocated to them in a manner that attempts to replicate the performance of the appropriate benchmark index or subsets of these indices. This passive investment style differs from the active management investment techniques used by the Trust’s other Specialist Managers. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a specific stock index or the selected subset thereof.

Securities will be acquired in proportion to their weighting in the relevant index. Under certain circumstances, it may not be possible for an Index Account to acquire all securities included in the relevant index (or its identified subset). This might occur, for example, in the event that an included security is issued by one of the Trust’s Specialist Managers or if there is insufficient trading activity in an included security for any reason. To the extent that all securities included in the appropriate index cannot be purchased, the Specialist Manager will purchase a representative sample of other included securities in proportion to their weightings. It is anticipated that these investment methods will result in a close correlation between the performance of the Index Accounts and the performance of the relevant index in both rising and falling markets, and every effort will be made to achieve a correlation of at least 0.95, before deduction of the expenses associated with the management of the respective Index Accounts and the Portfolio of which they are a part. A correlation of 1.00 would represent a perfect correlation between the

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performance of an Index Account and the relevant index (or its identified subset). Investors should be aware, however, that while use of an index investment approach may limit an investor’s losses (before expenses) to those experienced in the overall securities markets as represented by the relevant index, it is also the case that an investor gives up the potential to achieve return in rising markets in excess of the return achieved by the benchmark index.

About Equity Securities.    The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common stock, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common stock or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk.    IPO holding is the practice of participating in an initial public offering (IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which a Portfolio can participate. Even when the Portfolio requests to participate in an IPO, there is no guarantee that a Portfolio will receive an allotment of shares in an IPO sufficient to satisfy a Portfolio’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk.    IPO trading is the practice of participating in an initial public offering (IPO) and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the Portfolio’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if a Portfolio purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

Small Company Risk.    Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.    Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign fixed income securities are subject to the same risks as other fixed income securities (as described below). Foreign investments also involve additional risks. These risks include: the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries, including internal or external economic sanctions; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes is recoverable in the form of a U.S. foreign tax credit, the non-recovered portion of foreign withholding taxes will reduce a Portfolio’s performance. Further, in June, 2016, the United Kingdom voted to withdraw from the European Union. There is also the possibility that and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

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Foreign Currency Risk.    The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Foreign Government Securities.    Foreign governments, as well as supranational or quasi-governmental entities, such as the World Bank, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity’s ability or willingness to repay principal and interest due in a timely manner may be affected not only by economic factors but also by political circumstances either internationally or in the relevant region. These risks extend to debt obligations, such as “Brady Bonds,” that were created as part of the restructuring of commercial bank loans to entities (including foreign governments) in emerging market countries. Brady Bonds may be collateralized or not and may be issued in various currencies, although most are U.S. dollar denominated.

Emerging Market Securities.    Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities.    Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities and event-linked bonds and delayed funding loans, as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.    Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

Call/Prepayment Risk and Extension Risk.    Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, a Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues – securities backed by pools of loans – payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

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Credit Risk.    Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. and/or Fitch Ratings, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Income Portfolios if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Inflation Indexed Securities.    Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security (IIS) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature, given that inflation has typically occurred. There have, however, been periods of deflation. Importantly, in the event of deflation, the U.S. Treasury has guaranteed that it will repay at least the face value of an IIS issued by the U.S. government. Inflation measurement and adjustment for an IIS have two important features. There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects IIS valuations throughout the month of March. In addition, the inflation index used is the non-seasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Portfolio’s income level to fluctuate.

Inflation-indexed securities are designed to provide a “real rate of return” – a return after adjusting for the impact of inflation. Inflation – a rise in the general price level – erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long-term. This is because interest earned depends on the amount of principal invested, and that principal won’t grow with inflation if the investor does not reinvest the principal adjustment paid out as part of a fund’s income distributions.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on an IIS are adjusted for inflation and, therefore, aren’t affected meaningfully by inflation expectations. This leaves only real rates to influence the price of an IIS. A rise in real rates will cause the price of an IIS to fall, while a decline in real rates will boost the price of an IIS.

Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

Any increase in the principal amount of an IIS may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual distributions to investors that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to investors. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to investors in the taxable year as income to be characterized as a return of capital.

Risk Factors Relating to High Yield or “Junk” Bonds.    Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in

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interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. The Portfolios will not generally purchase “distressed” securities.

When-issued Securities.    Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities.    Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

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Mortgage Dollar Rolls.    Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date.

While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Floating Rate Loans and Loan Participations.    The Fixed Income Opportunity Portfolio may invest in floating rate loans and loan participations. These instruments – which include first and second lien senior floating rate loans and other floating rate debt securities – generally consist of loans made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates on these loans are most often floating, not fixed, and are tied to a benchmark lending rate (such as the London Interbank Offered Rate or “LIBOR”). Because the interest rate of floating rate loans adjusts periodically, interest rate risk is lower on floating rate loans than on fixed rate loans. Additionally, to the extent that the Portfolio invests in senior loans to non-U.S. borrowers, the Portfolio may be subject to the risks associated with any foreign investments (summarized above). The Portfolio may also acquire junior debt securities or securities with a lien on collateral lower than a senior claim on collateral. The risks associated with floating rate loans are similar to the risks of below investment grade securities although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured; although one lending institution will often be required to monitor the collateral. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may also invest in loan participations, by which the Portfolio has the right to receive payments of principal, interest and fees from an intermediary (typically a bank, financial institution or lending syndicate) that has a direct contractual relationship with a borrower. Absent a direct contractual relationship with the borrower, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the underlying loan. As a result, the Portfolio may be exposed to the credit risk of both the borrower and the intermediary offering the participation. Additionally, investment in loan participation interests may result in increased exposure to financial services sector risk. The Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid and may have limited or no right to vote on changes that may be made to the underlying loan agreement. The Portfolio may also purchase loan assignments from an agent bank or other member of a lending syndicate. Such investments may involve risks in addition to those noted above, for example, if a loan is foreclosed, the Portfolio could become part owner of any collateral and would bear the costs and liability associated with such ownership.

Inverse Floating Rate Municipal Obligations.    Inverse floating rate municipal obligations are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Securities Purchased At Discount.    Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

More Information About Fund Investments and Risks (continued)

About Municipal Securities

These securities are fixed income securities issued by local, state and regional governments or other governmental authorities – and they may be issued for a wide range of purposes, including construction of public facilities or short-term funding, and for varying maturities. Interest on Municipal Securities will be exempt from regular Federal income taxes, but may be a tax preference item for purposes of computing alternative minimum tax (“AMT”). The tax treatment that will be accorded to interest payable by issuers of Municipal Securities will depend on the specific terms of the security involved.

Private Activity and Industrial Revenue Bonds.    Municipal Securities may be “general obligations” of their issuers, the repayment of which is secured by the issuer’s pledge of full faith, credit and taxing power. Municipal Securities may be payable from revenues derived from a particular facility that will be operated by a non-government user. The payment of principal and interest on these bonds is generally dependent solely on the ability of the private user or operator to meet its financial obligations and the pledge, if any, of real or personal property securing that obligation.

Credit Enhancements.    Some Municipal Securities feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Security should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

Credit Supports.    The creditworthiness of particular Municipal Securities will generally depend on the creditworthiness of the entity responsible for payment of interest on such particular Municipal Security. Municipal Securities also include instruments issued by financial institutions that represent interests in Municipal Securities held by that institution – sometimes referred to as participation interests – and securities issued by a municipal issuer that are guaranteed or otherwise supported by a specified financial institution. Because investors will generally look to the creditworthiness of the supporting financial institution, changes in the financial condition of that institution, or ratings assigned by rating organizations of its securities, may affect the value of the instrument.

AMT Risk.    The interest on some municipal securities is a preference item for purposes of the Federal AMT. If the Portfolio’s holdings of such securities are substantial and you are subject to this tax, a substantial portion of any income you receive as a result of your investment in the Portfolio will be subject to this tax.

About Real Estate Investments

Real Estate Investment Trusts (“REITs”).    REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers and derive income primarily from the collection of rents and/or interest income. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Portfolio and certain other of the Portfolios that may invest in REITs will indirectly bear their respective proportionate share of expenses incurred by REITs in which each invests in addition to the expenses incurred directly by that Portfolio.

More Information About Fund Investments and Risks (continued)

REITs can generally be classified as Equity REITs, Mortgage REITs, Hybrid REITs and REOC’s. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

The Real Estate Securities Portfolio will not invest in real estate directly, but only in securities issued by real estate or real estate related companies. However, because of its policy of concentration in the securities of companies in the real estate industry, The Real Estate Securities Portfolio is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates

Thus, the value of The Real Estate Securities Portfolio’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Furthermore, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self- liquidation. Additionally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

About Cash Management Practices.    Except with respect to the Index Accounts, a Specialist Manager may seek to maintain liquidity pending investment by investing assets allocated to it in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolios may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings

More Information About Fund Investments and Risks (continued)

assigned by at least one recognized rating organization and/or money market funds. The Portfolios may also invest in short-term time deposits. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the Portfolio may invest assets in short-term money market instruments during a startup or transition period while the Specialist Manager receiving the assets determines appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of a Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the affected Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

About Derivative Strategies.    Except with respect to the Index Accounts, a Specialist Manager may, but is not obligated to, use certain strategies (“Derivative Strategies”) on behalf of a Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, each Specialist Manager, including a Specialist Manager responsible for an Index Account, may use Derivative Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Equity Portfolios (except the Index Accounts) and the Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The International Equity, The Institutional International Equity, Emerging Markets, Commodity Returns Strategy and Inflation Protected Securities Portfolios may, but are not obligated to, use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by these Portfolios are denominated.

The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio may also use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which the foreign securities held by these Portfolios are denominated. In addition, these Portfolios, along with The Commodity Returns Strategy Portfolio, The Institutional Growth Portfolio, The Short-Term Municipal Bond Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Government Corporate Fixed Income Securities Portfolio and The U.S. Government Mortgage/Asset Backed Fixed Income Securities Portfolio may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” of underlying instrument. Payments may be based on currencies, interest rates, securities indexes, commodity indexes or other reference rates. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.

Use of the instruments noted above (collectively, “Derivative Instruments”) must be consistent with a Portfolio’s investment objective and policies (and, in the case of the Index Accounts, the indexing strategy described earlier in this Prospectus). The Portfolios may, with the exception of The Commodity Returns Strategy Portfolio, not use Derivative Instruments for speculative purposes. No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Derivative Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that a Specialist Manager will use any Derivative Strategies, a particular Derivative Strategy or a particular Derivative Instrument. However, there are certain overall considerations to be aware of in connection with the use of Derivative Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Derivative Instruments is sometimes intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Derivative Strategy does not occur, it may be that the Portfolio employing such Derivative Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable derivative transactions may not be available in all circumstances. Derivative Strategies can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates change in unexpected ways and a Portfolio may suffer losses disproportionate to the amount of its investments in these instruments. Liquid markets do not always exist for certain derivative instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. Valuation of derivatives may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments

More Information About Fund Investments and Risks (continued)

or quote prices for them. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In addition, changes in government regulation of derivatives could affect the character, timing and amount of the Portfolio’s taxable income or gains. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

About Other Permitted Instruments.

Borrowing and Lending.    Each of the Portfolios may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio’s total assets. To avoid potential leveraging effects of a Portfolio’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of a Portfolio’s total assets. Each of the Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. No Portfolio will enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

Liquidity Risk.    Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the price that would normally prevail in the market at the time at which a Portfolio desires to sell. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.    Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies.

The Adviser or the Specialist Managers may also acquire, on behalf of a Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. Each Portfolio may invest in these instruments to achieve market exposure to its respective asset class, including when direct investment in securities in accordance with the investment policies of the relevant Portfolio is pending, to hedge against the relative value of the securities in which an acquiring Portfolio primarily invests, or to facilitate the management of cash flows in or out of that Portfolio. Other investment company securities that may be acquired by a Portfolio include those of investment companies which invest in short-term money market instruments.

More Information About Fund Investments and Risks (continued)

Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolios may invest in ETFs. Such ETFs are unaffiliated with the Trust.

Many ETFs seek to replicate the performance of a securities market index or a group of securities markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In particular, the Portfolio may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

Additionally, the Real Estate Securities Portfolio may invest up to 100% of its assets in ETFs that invest in the securities of real estate related companies in reliance on provisions of the Investment Company Act that permit such investments so long as the investing fund, together with any affiliates, does not own more than 3% of the outstanding voting securities of the acquired fund. When relying on these provisions, the Real Estate Securities Portfolio is required to vote all proxies of the funds it owns in the same proportion as the vote of all other holders of such securities.

Disclosure of Portfolio Holdings

A complete list of each Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolios’ policies and procedures with respect to disclosure of the Portfolios’ securities is provided in the Trust’s Statement of Additional Information (“SAI”).

Fund Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.

Advisory Services

HC Capital Solutions.    HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreements (“HC Capital Agreements”) with the Trust. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Under the HC Capital Agreements the Adviser has direct authority to invest and reinvest the Trust’s assets and, although it is not generally responsible for day-to-day investment decisions for the Trust or its Portfolios, it may at times directly manage a Portfolio’s cash and investments in ETFs. The Adviser is responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios. Each of the Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Adviser may, from time to time, reallocate the assets of a multi-manager Portfolio among Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. The Adviser is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.

More Information About Fund Investments and Risks (continued)

As part of its oversight responsibilities, the Adviser seeks to manage overall active portfolio risk. In connection with this effort, the Adviser may, from time to time, determine that, as a result of investment decisions in actively managed portions of a Portfolio, the overall Portfolio is underweight with respect to a specific market segment represented in the designated benchmark index. If, in the Adviser’s judgment, it is appropriate to do so from a portfolio management perspective, the Adviser may direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that replicates a subset of the market segment that, in the Adviser’s judgment, is not represented as desired in the Portfolio as a whole. The companies represented in the subset (“Subset Components”) will be determined by the Specialist Manager responsible for the “indexed” portion of the Portfolio. By way of example, application of the investment process of an active manager may result in a decision to limit investments in higher yielding stocks. Taking into account the Portfolio’s overall structure, however, the Adviser may determine that a Portfolio is disproportionately underweight in higher yielding stocks from a total portfolio management perspective. Under such circumstances, the Adviser may (but is not required to) direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that captures the performance of higher yielding stocks.

The Trust has been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

With respect to the Commodity Returns Strategy Portfolio, the Adviser is also registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to that Portfolio. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Portfolio’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses. The CFTC has neither reviewed nor approved the Portfolio, its investment strategies or this prospectus. In addition, with respect to the Commodity Returns Strategy Portfolio, the Adviser is relying upon an exemption from registration as a “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

With respect to each Portfolio other than The Commodity Returns Strategy Portfolio (each, an “Excluded Portfolio”), the Adviser has claimed an exclusion from the definition of CPO under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Excluded Portfolios, the Adviser is relying upon a related exclusion from the definition of CTA under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require each Excluded Portfolio, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards as described in the Statement of Additional Information. Because the Adviser and the Excluded Portfolios intend to comply with the terms of the CPO exclusion, an Excluded Portfolio may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Excluded Portfolios are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Excluded Portfolios, their investment strategies or this prospectus.

Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreements, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of June 30, 2016, approximately $23.9 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Thomas Cowhey, CFA, Mr. Brad Conger, CFA and Mr. Scott Jacobson, CFA act as portfolio managers for each Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000. Mr. Conger is a Vice President at the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge

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Advisors. Mr. Jacobson is a Capital Allocation Investment Strategist for the Adviser and has been with the Adviser since 2015. Prior to joining the Adviser, Mr. Jacobson served as a Managing Director at Wedbush Securities, Inc., a Consultant for ClearVol Capital Management, LLC and the Head of Derivative Strategy at Sanford C. Bernstein & Co., LLC.

Specialist Managers.    Day-to-day investment decisions for each of the Portfolios are the responsibility of one or more Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the respective Portfolios, and subject to the general supervision of the Trust’s Board of Trustees, each of the Specialist Managers is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for those portions of the Portfolios they serve for which they are responsible.

In the case of those Portfolios that are served by more than one Specialist Manager, the Adviser is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. The Adviser may increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so, in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a Portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selection processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

The following is information on how the management fees were calculated for each of the Portfolios:

The Value Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 30% AllianceBernstein, 43% Cadence, 0% Mellon Capital, 14% Parametric’s Liquidity Strategy, 0% Parametric’s Defensive Equity Strategy, 8% Parametric’s Targeted Strategy and 5% HC Capital Solutions.

The Institutional Value Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 28% AllianceBernstein, 40% Cadence, 0% PIMCO, 0% Mellon Capital, 19% Parametric’s Liquidity Strategy, 0% Parametric’s Defensive Equity Strategy, 8% Parametric’s Targeted Strategy and 5% HC Capital Solutions.

The Growth Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 30% SGA, 0% Cadence, 19% Jennison, 24% Mellon Capital, 15% Parametric’s Liquidity Strategy, 0% Parametric’s Defensive Equity Strategy, 7% Parametric’s Targeted Strategy and 5% HC Capital Solutions.

The Institutional Growth Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 21% SGA, 0% Cadence, 17% Jennison, 0% PIMCO, 32% Mellon Capital, 18% Parametric’s Liquidity Strategy, 0% Parametric’s Defensive Equity Strategy, 7% Parametric’s Targeted Strategy and 5 % HC Capital Solutions.

The Small Capitalization – Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 4% Ariel, 37% IronBridge, 30% Frontier, 0% Cadence, 6% Pzena, 1% Mellon Capital, 7% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 13% Cupps1/Advisory Research and 2% HC Capital Solutions.

More Information About Fund Investments and Risks (continued)

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 0% Ariel, 36% IronBridge, 29% Frontier, 13% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy,5% Pzena, 0% Cadence, 1% Mellon Capital, 14% Cupps1/Advisory Research, and 2% HC Capital Solutions.

The Real Estate Securities Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 90% Wellington Management, 0% Cadence, 0% Mellon Capital, 4% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy and 6% HC Capital Solutions.

The Commodity Returns Strategy Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 25% Wellington Management Global Natural Resources strategy, 2% Wellington Management Commodity strategy, 15% Parametric’s Liquidity Strategy, 2% Parametric’s Targeted Strategy, 2% PIMCO, 0% Cadence, 2% Vaughan Nelson, 47% Mellon Capital and 5% HC Capital Solutions.

The International Equity Portfolio – The Portfolio is managed by seven Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 4% Capital Guardian Trust Company (“CapGuardian”)1, 17% Causeway, 11% Artisan Partners, 51% Cadence, 0% CLIM, 9% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 5% Mellon Capital and 8% HC Capital Solutions.

The Institutional International Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 2% CapGuardian1, 11% Causeway, 8% Artisan Partners, 10% Lazard, 57% Cadence, 0% CLIM, 4% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 5% Mellon Capital and 3% HC Capital Solutions.

The Emerging Markets Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 47% TBCAM, 0% Cadence, 0% CLIM, 4% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 47% Mellon Capital, 0% RBC GAM and 2 % HC Capital Solutions.

The Core Fixed Income Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 46% Mellon Capital, 40% Agincourt and 14% HC Capital Solutions.

The Fixed Income Opportunity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 65% Fort Washington, 1% CLIM, 0% Mellon Capital, 7% Parametric’s Liquidity Strategy, 6% Parametric’s Targeted Strategy, 18% Western Asset and 3% HC Capital Solutions.

The U.S. Government Fixed Income Securities Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 83% Mellon Capital and 17% HC Capital Solutions.

The Inflation Protected Securities Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 95% Mellon Capital’s Domestic Strategy and 5% HC Capital Solutions.

[1]

Cupps was terminated as a Specialist Manager on September 30, 2016 and replaced by Advisory Research. CapGuardian was terminated as a Specialist Manager to the International Equity and Institutional International Equity Portfolios on October 14, 2016.

More Information About Fund Investments and Risks (continued)

The U.S. Corporate Fixed Income Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 84% Agincourt, 0% Mellon Capital, and 16% HC Capital Solutions.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 94% Mellon Capital and 6% HC Capital Solutions.

The Short-Term Municipal Bond Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 100% Breckinridge.

The Intermediate Term Municipal Bond Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 95% Standish Mellon and 5% HC Capital Solutions.

The Intermediate Term Municipal Bond II Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 95% Breckinridge Capital and 5% HC Capital Solutions.

Updated Specialist Manager allocations can be found in the Trust’s quarterly Schedules of Investments filed on Form N-Q and the Trust’s Semi-Annual Report filed on Form N-CSR.

A detailed description of the Specialist Managers that currently serve the Trust’s various Portfolios is found in the “Specialist Manager Guide” included in this Prospectus.

Discussions regarding the Board of Trustees’ basis for approving the Trust’s agreements with the Adviser and each of the Specialist Managers appear in the Trust’s Annual Report to Shareholders dated June 30, 2016 and Semi-Annual Report to Shareholders dated December 31, 2015.

Additional Information About Fund Management.

The Commodity Returns Strategy Portfolio may pursue its investment objective, in part, by investing in the Subsidiaries. Each of the Subsidiaries has entered into a separate contract with one of the Specialist Managers whereby the respective Specialist Manager provides investment advisory and other services to the Subsidiary. Neither the Adviser nor the Specialist Managers receive separate compensation from the Subsidiaries for provision of these services. The Portfolio pays the Adviser and the Specialist Managers their management fees based on the Portfolio’s assets, including its investment in the Subsidiaries.

Shareholder Information

Purchases and Redemptions

Purchasing Shares of the Portfolios.    Shares of each of the Portfolios are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

Calculating NAV. A Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open.    The NYSE may close earlier than 4:00 p.m. on some days. The NAV is calculated by adding the total value of a Portfolio’s investments and other assets attributable to HC Strategic Shares, subtracting its liabilities attributable to HC Strategic Shares and then dividing that figure by the number of outstanding HC Strategic Shares of that Portfolio:

NAV	=	total assets – liabilities
number of shares outstanding

More Information About Fund Investments and Risks (continued)

The value of each Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.    Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

Multiple Class Portfolios.    The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Strategic Shares. HC Strategic Shares are available to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a.  Name;

b.  Date of birth, for an individual;

More Information About Fund Investments and Risks (continued)

c.  Address, which shall be:

1)  For an individual, a residential or business street address;

2)  For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3)  For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d.  Identification Number, which shall be:

1)  For a U.S. person, a taxpayer identification number; or

2)  For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.    As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

Redeeming Your Shares.    You may redeem your shares in any Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the Investment Company Act of 1940 (the “Investment Company Act”) if (i) the NYSE is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Portfolio or the fair determination of the value of the Portfolio’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared – normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions.    Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of a Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of a Portfolio “in kind” by exchanging securities for shares of the selected Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S.

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Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in a Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. Shareholders will receive notice before any account is closed for this reason. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a Portfolio’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolios may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.    Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions.    Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio are paid on a quarterly basis. Dividends on The International Equity Portfolio and The Institutional International Equity Portfolio are paid semi-annually. Dividends on The Emerging Markets Portfolio are paid on an annual basis. Income dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually.

Federal Taxes.    The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions.    Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 39.6%, except as discussed below.

Distributions attributable to net capital gain of a Portfolio for which the Portfolio reports to shareholders a capital gain distribution for the taxable year in a written statement furnished to the shareholder must be broken down into 20% rate gain distributions, unrecaptured Section 1250 gain distributions, 28% rate gain distributions and Section 1202 gain distributions. A shareholder that receives capital gain distributions from a Portfolio will treat the capital gain distributions as follows: 20% rate gain distributions are treated as long-term capital gains which are taxed at a 20% rate, a 15% rate or zero rate depending upon

More Information About Fund Investments and Risks (continued)

the shareholder’s taxable income. Unrecaptured Section 1250 gain distributions are treated as long-term capital gains that are taxed at a 25% rate and 28% gain distributions are treated as long-term capital gains that are taxed at a 28% rate. Section 1202 gain distributions are gains from the sale or exchange by the Portfolio of qualified small business stock held for more than 5 years and after a 50% exclusion, are taxed at a 28% rate.

Distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of twenty percent (20%) (15% if the individual’s income is below a certain level), as long as certain requirements are met. In general, distributions paid by a Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Portfolio. To the extent that The Real Estate Securities Portfolio invests a significant portion of its assets in REITs (which is anticipated to be the case), distributions attributable to operating income of those REITs will generally not constitute “qualifying dividends.” Accordingly, investors in The Real Estate Securities Portfolio should anticipate that a significant portion of the dividends to them each year will be taxable at the higher rates generally applicable to ordinary income. Because the income of the Income Portfolios primarily is derived from investments earning interest rather than dividend income, generally none of an Income Portfolio’s income dividends will constitute “qualifying dividends”.

The use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Net investment income does not include exempt-interest dividends.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges.    You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in a Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. A Portfolio is required to report to you and the IRS annually the tax basis of shares you purchased or acquired on or after January 1, 2012, which will be calculated using the Portfolio’s default method. However, to aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.    One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other tax-qualified plans (other than Roth IRAs, Roth 401(k) plans and other after-tax accounts) are usually taxed as ordinary income.

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Other Tax-Exempt Investors.    Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

Foreign Taxes Incurred by The International Equity, The Institutional International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios.    It is expected that The International Equity, The Institutional International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Each of these Portfolios, except The Commodity Returns Strategy Portfolio, is expected to have more than 50% of its assets at the close of each year invested in stocks or securities of foreign corporations and, therefore, may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolios pay. The Commodity Returns Strategy Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolio pays if more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations. If a Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Additionally, if this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio.    During normal market conditions, it is expected that substantially all of the dividends paid by The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio will be excludable from gross income for Federal income tax purposes. As previously noted, the Portfolios may, however, invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax (although The Short-Term Municipal Bond Portfolio does not currently intend to do so). Tax exempt income is a factor in determining whether Social Security benefits are taxable. The Portfolios may also realize taxable capital gains. Accordingly, a portion of the Portfolio’s dividends will not be totally exempt from Federal income taxes. In addition, if you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Backup Withholding.    A Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon the sale of shares that are payable to shareholders who: (i) have failed to provide a correct tax identification number in the manner required,(ii) are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, (iii) have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so, or (iv) have failed to certify that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders.    Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. There are exemptions from the withholding tax for certain capital gain dividends paid by a Portfolio from net long-term capital gains, exempt interest dividends, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Portfolio. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes a Portfolio with a properly completed IRS Form W-8, as applicable, to establish entitlement to these treaty benefits. If a shareholder fails to properly certify that they are not a U.S. person, Portfolio distributions will be subject to backup withholding at a rate of 28%.

More Information About Fund Investments and Risks (continued)

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes.    You may also be subject to state and local taxes on distributions and redemptions, including distributions from The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond Portfolio. State income taxes may not apply, however, to the portions of each Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Other Reporting and Withholding Requirements.    Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

Special Tax Considerations Related to The Commodity Returns Strategy Portfolio.    In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, The Commodity Returns Strategy Portfolio must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualified income”). The tax treatment of commodity-linked notes and certain other derivative instruments under tests to qualify as a regulated investment company is not certain. The Trust has received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute qualifying income under Code. If the commodity-linked instruments in which the Portfolio invests were not regarded as producing qualifying income, then the Portfolio might fail to qualify as a regulated investment company. In addition, the Subsidiaries will invest in commodity-linked swaps and certain other commodity-linked derivatives. The Trust received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiaries will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiaries were not considered to be qualifying income, the Portfolio might fail to qualify as a regulated investment company.

In addition, another requirement for qualifying for the special tax treatment accorded regulated investment companies and their shareholders is that the Portfolio must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Portfolio’s total assets may be invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Therefore, the Portfolio may not invest any more than 25% of the value of its assets in the Subsidiaries. Absent this diversification requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiaries.

More information about taxes is in the Statement of Additional Information.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Trust’s Portfolios for the past five years or since inception of the Portfolio, if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust’s financial statements, is incorporated by reference into the Statement of Additional Information, which is available upon request.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$18.46	$0.41		$(0.02)	$0.39	$(0.41)	$(0.74)	$(1.15)	$17.70	2.49%	$583,078	0.27%	0.26%	0.26%	2.35%	66.86%
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)	18.46	5.27%	622,022	0.29%	0.28%	0.28%	1.95%	123.19%
Year Ended June 30, 2014	14.94	0.42		2.94	3.36	(0.42)	—	(0.42)	17.88	22.69%	628,645	0.32%	0.31%	0.31%	2.44%	53.96%
Year Ended June 30, 2013	12.22	0.38		2.69	3.07	(0.35)	—	(0.35)	14.94	25.46%	679,946	0.29%	0.27%	0.27%	2.73%	54.28%
Year Ended June 30, 2012	12.50	0.30		(0.28)	0.02	(0.30)	—	(0.30)	12.22	0.23%	608,294	0.29%	0.26%	0.26%	2.59%	108.58%
The Institutional Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$13.49	$0.27		$(0.05)	$0.22	$(0.27)	$(1.45)	$(1.72)	$11.99	2.44%	$912,029	0.26%	0.25%	0.25%	2.24%	67.08%
Year Ended June 30, 2015	14.79	0.27		0.44	0.71	(0.28)	(1.73)	(2.01)	13.49	5.05%	915,067	0.28%	0.27%	0.27%	1.95%	119.98%
Year Ended June 30, 2014	14.60	0.36	(d)	2.66 (d)	3.02	(0.35)	(2.48)	(2.83)	14.79	22.82%	1,036,650	0.32%	0.31%	0.31%	2.45%	63.68%
Year Ended June 30, 2013	12.55	0.38		2.69	3.07	(0.37)	(0.65)	(1.02)	14.60	25.76%	936,866	0.28%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.96	0.13		(0.06)	0.07	(0.30)	(0.18)	(0.48)	12.55	0.78%	958,796	0.29%	0.26%	0.26%	2.58%	128.77%
The Growth Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$22.37	$0.20		$1.03	$1.23	$(0.20)	$(4.62)	$(4.82)	$18.78	5.88%	$763,770	0.29%	0.29%	0.29%	0.99%	38.90%
Year Ended June 30, 2015	20.51	0.19		2.10	2.29	(0.19)	(0.24)	(0.43)	22.37	11.27%	872,004	0.30%	0.30%	0.30%	0.88%	57.33%
Year Ended June 30, 2014	16.95	0.21		3.56	3.77	(0.21)	—	(0.21)	20.51	22.33%	839,813	0.28%	0.28%	0.28%	1.09%	30.28%
Year Ended June 30, 2013	14.88	0.24		2.07	2.31	(0.24)	—	(0.24)	16.95	15.62%	736,260	0.27%	0.27%	0.27%	1.47%	23.77%
Year Ended June 30, 2012	13.87	0.15		1.01	1.16	(0.15)	—	(0.15)	14.88	8.49%	731,586	0.31%	0.31%	0.31%	1.11%	64.59%
The Institutional Growth Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$17.14	$0.16		$0.85	$1.01	$(0.16)	$(3.19)	$(3.35)	$14.80	6.36%	$1,282,473	0.27%	0.27%	0.27%	1.05%	37.43%
Year Ended June 30, 2015	16.59	0.16		1.63	1.79	(0.15)	(1.09)	(1.24)	17.14	11.14%	1,317,132	0.29%	0.28%	0.28%	0.93%	96.81%
Year Ended June 30, 2014	15.00	0.18		3.01	3.19	(0.19)	(1.41)	(1.60)	16.59	22.19%	1,442,721	0.26%	0.26%	0.26%	1.15%	48.43%
Year Ended June 30, 2013	15.02	0.23		2.07	2.30	(0.23)	(2.09)	(2.32)	15.00	17.08%	1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%
Year Ended June 30, 2012	14.10	0.16		0.97	1.13	(0.15)	(0.06)	(0.21)	15.02	8.20%	1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.

Financial Highlights (continued)

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:								Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Small Capitalization – Mid Capitalization Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$22.68	$0.02	$(1.65)	$(1.63)	$(0.01)	$—	$—	(d)	$(0.01)	$21.04	(7.17)%	$98,325	0.79%	0.76%	0.76%	0.09%	48.89%
Year Ended June 30, 2015	21.22	(0.01)	1.48	1.47	(0.01)	—	—		(0.01)	22.68	6.91%	114,754	0.83%	0.82%	0.82%	(0.06)%	67.34%
Year Ended June 30, 2014	17.12	0.06	4.11	4.17	(0.07)	—	—		(0.07)	21.22	24.38%	113,698	0.61%	0.60%	0.60%	0.32%	41.18%
Year Ended June 30, 2013	13.68	0.15	3.43	3.58	(0.14)	—	—		(0.14)	17.12	26.34%	112,700	0.56%	0.56%	0.56%	0.99%	34.45%
Year Ended June 30, 2012	14.04	0.07	(0.36)	(0.29)	(0.07)	—	—		(0.07)	13.68	(2.06)%	125,014	0.63%	0.63%	0.63%	0.52%	57.28%
The Institutional Small Capitalization – Mid Capitalization Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$16.61	$0.03	$(1.15)	$(1.12)	$— (d)	$(0.90)	$(0.02)		$(0.92)	$14.57	(6.69)%	$192,253	0.72%	0.69%	0.69%	0.17%	52.38%
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—		(1.73)	16.61	7.43%	200,423	0.81%	0.80%	0.80%	0.03%	83.94%
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—		(3.21)	17.19	20.85%	182,460	0.70%	0.70%	0.70%	0.21%	67.75%
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—		(0.10)	17.09	27.29%	177,162	0.70%	0.69%	0.69%	0.68%	58.43%
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—		(0.04)	13.52	(2.45)%	196,911	0.78%	0.76%	0.76%	0.29%	81.04%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Amount rounds to less than $0.005 per share.

Financial Highlights (continued)

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:								Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Real Estate Securities Portfolio HC Strategic Shares
Year Ended June 30, 2016	$3.24	$0.05	$0.52	$0.57	$(0.04)	$(0.38)	$—		$(0.42)	$3.39	18.81%	$151,512	0.77%	0.77%	0.77%	1.44%	51.03%
Year Ended June 30, 2015	3.20	0.04	0.21	0.25	(0.05)	(0.16)	—		(0.21)	3.24	7.44%	132,758	0.79%	0.79%	0.79%	1.22%	60.49%
Year Ended June 30, 2014(d)	2.76	0.05	0.41	0.46	(0.02)	— (e)	—		(0.02)	3.20	17.00%	171,583	0.79%	0.78%	0.78%	1.94%	52.49%
Year Ended June 30, 2013(f)	11.16	0.09	0.94	1.03	(0.11)	(6.65)	—	(e)	(6.76)	5.43	13.28%	—	0.88%	0.88%	0.88%	0.98%	53.50%
Year Ended June 30, 2012	17.60	0.13	0.63	0.76	(0.20)	(7.00)	—		(7.20)	11.16	12.29%	77,739	0.82%	0.82%	0.82%	1.00%	70.31%
The Commodity Returns Strategy Portfolio HC Strategic Shares(g)
Year Ended June 30, 2016	$8.80	$0.14	$(0.94)	$(0.80)	$(0.13)	$—	$—		$(0.13)	$7.87	(9.01)%	$1,111,071	0.44%	0.44%	0.44%	1.89%	130.01%
Year Ended June 30, 2015	11.64	0.13	(2.79)	(2.66)	(0.14)	(0.04)	—		(0.18)	8.80	(22.91)%	1,193,003	0.63%	0.63%	0.63%	1.40%	63.29%
Year Ended June 30, 2014	9.82	0.09	1.83	1.92	(0.10)	—	—		(0.10)	11.64	19.64%	1,174,593	0.66%	0.66%	0.66%	0.87%	61.70%
Year Ended June 30, 2013	10.01	0.12	(0.20)	(0.08)	(0.11)	—	—		(0.11)	9.82	(0.85)%	906,350	0.64%	0.64%	0.64%	1.18%	34.75%
Year Ended June 30, 2012	12.62	0.07	(2.46)	(2.39)	(0.06)	(0.16)	—		(0.22)	10.01	(18.95)%	686,912	0.73%	0.73%	0.73%	0.83%	83.66%
The International Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$11.18	$0.28	$(1.40)	$(1.12)	$(0.27)	$(0.79)	$—		$(1.06)	$9.00	(10.15)%	$1,165,041	0.38%	0.37%	0.37%	2.75%	42.41%
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	—		(1.72)	11.18	(4.50)%	1,522,384	0.38%	0.38%	0.38%	2.61%	48.85%
Year Ended June 30, 2014	11.35	0.43	2.25	2.68	(0.43)	(0.04)	—		(0.47)	13.56	23.72%	1,613,553	0.42%	0.42%	0.42%	3.26%	55.23%
Year Ended June 30, 2013	9.74	0.32	1.61	1.93	(0.32)	—	—		(0.32)	11.35	19.76%	1,385,888	0.41%	0.41%	0.41%	2.91%	46.29%
Year Ended June 30, 2012	10.98	0.24	(1.25)	(1.01)	(0.23)	—	—		(0.23)	9.74	(9.13)%	1,190,531	0.54%	0.54%	0.54%	2.58%	68.87%

Financial Highlights (continued)

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Institutional International Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$10.58	$0.28	$(1.28)	$(1.00)	$(0.27)	$(0.44)	$—	$(0.71)	$8.87	(9.54)%	$2,586,742	0.36%	0.36%	0.36%	3.00%	43.96%
Year Ended June 30, 2015	12.58	0.29	(0.89)	(0.60)	(0.32)	(1.08)	—	(1.40)	10.58	(4.38)%	2,869,985	0.36%	0.36%	0.36%	2.69%	52.55%
Year Ended June 30, 2014	10.87	0.40	2.17	2.57	(0.40)	(0.46)	—	(0.86)	12.58	24.16%	3,001,838	0.40%	0.40%	0.40%	3.35%	64.38%
Year Ended June 30, 2013	9.38	0.30	1.56	1.86	(0.30)	(0.07)	—	(0.37)	10.87	19.86%	2,431,816	0.42%	0.42%	0.42%	2.93%	47.98%
Year Ended June 30, 2012	10.97	0.22	(1.29)	(1.07)	(0.21)	(0.31)	—	(0.52)	9.38	(9.40)%	1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%
The Emerging Markets Portfolio HC Strategic Shares
Year Ended June 30, 2016	$17.58	$0.37	$(2.44)	$(2.07)	$(0.36)	$—	$—	$(0.36)	$15.15	(11.66)%	$1,833,571	0.57%	0.57%	0.57%	2.82%	40.02%
Year Ended June 30, 2015	20.01	0.40	(2.11)	(1.71)	(0.41)	(0.31)	—	(0.72)	17.58	(8.48)%	1,893,047	0.59%	0.59%	0.59%	2.32%	85.72%
Year Ended June 30, 2014	17.51	0.35	2.51	2.86	(0.36)	—	—	(0.36)	20.01	16.48%	1,813,476	0.73%	0.73%	0.73%	2.26%	75.84%
Year Ended June 30, 2013	17.79	0.34	(0.36)	(0.02)	(0.26)	—	—	(0.26)	17.51	(0.28)%	1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%
Year Ended June 30, 2012	22.42	0.18	(4.20)	(4.02)	(0.17)	(0.44)	—	(0.61)	17.79	(17.81)%	719,013	0.98%	0.98%	0.98%	1.68%	52.27%
The Core Fixed Income Portfolio HC Strategic Shares
Year Ended June 30, 2016	$9.78	$0.21	$0.35	$0.56	$(0.24)	$(0.09)	$—	$(0.33)	$10.01	5.87%	$86,767	0.27%	0.27%	0.27%	2.11%	58.47	%(h)
Year Ended June 30, 2015	9.89	0.19	(0.07)	0.12	(0.22)	(0.01)	—	(0.23)	9.78	1.16%	96,952	0.27%	0.27%	0.27%	1.90%	89.60	%(h)
Year Ended June 30, 2014	9.73	0.22	0.24	0.46	(0.25)	(0.05)	—	(0.30)	9.89	4.78%	99,718	0.25%	0.25%	0.25%	2.22%	75.17	%(h)
Year Ended June 30, 2013	10.27	0.21	(0.30)	(0.09)	(0.26)	(0.19)	—	(0.45)	9.73	(1.02)%	93,015	0.27%	0.26%	0.26%	2.09%	53.26	%(h)
Year Ended June 30, 2012	10.14	0.24	0.53	0.77	(0.25)	(0.39)	—	(0.64)	10.27	7.75%	94,895	0.30%	0.30%	0.30%	2.34%	64.20	%(h)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period September 12, 2013 (recommencement of operations) through June 30, 2014.
(e)	Amount rounds to less than $0.005 per share.
(f)

Represents the last traded net asset value per share on June 30, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no net assets and no shareholders and was closed to new investors.

(g)	Statement has been consolidated. Please see Note 2O in the Notes to Financial Statements for basis of consolidation.
(h)	Portfolio turnover does not include TBA security transactions.

Financial Highlights (continued)

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Fixed Income Opportunity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$7.08	$0.37	$(0.43)	$(0.06)	$(0.38)	$(0.02)	$—	$(0.40)	$6.62	(0.61)%	$784,435	0.39%	0.39%	0.39%	5.57%	66.76	%(d)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	—	(0.56)	7.08	0.06%	810,466	0.32%	0.32%	0.32%	5.27%	55.80%
Year Ended June 30, 2014	7.41	0.43	0.37	0.80	(0.43)	(0.13)	—	(0.56)	7.65	11.23%	804,070	0.30%	0.30%	0.30%	5.52%	82.94%
Year Ended June 30, 2013	7.22	0.47	0.19	0.66	(0.47)	—	—	(0.47)	7.41	9.17%	752,140	0.43%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.39	0.52	(0.16)	0.36	(0.53)	—	—	(0.53)	7.22	5.27%	585,953	0.53%	0.53%	0.53%	7.30%	104.25%
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2016	$10.02	$0.14	$0.38	$0.52	$(0.14)	$(0.10)	$—	$(0.24)	$10.30	5.26%	$241,795	0.17%	0.17%	0.17%	1.38%	50.10%
Year Ended June 30, 2015	9.94	0.12	0.08	0.20	(0.12)	—	—	(0.12)	10.02	2.03%	262,998	0.17%	0.17%	0.17%	1.21%	99.54%
Year Ended June 30, 2014	9.91	0.12	0.07	0.19	(0.13)	(0.03)	—	(0.16)	9.94	1.91%	246,914	0.18%	0.18%	0.18%	1.29%	62.52%
Year Ended June 30, 2013	10.48	0.12	(0.30)	(0.18)	(0.12)	(0.27)	—	(0.39)	9.91	(1.75)%	265,390	0.18%	0.18%	0.18%	1.21%	41.62%
Year Ended June 30, 2012	10.01	0.15	0.66	0.81	(0.15)	(0.19)	—	(0.34)	10.48	8.10%	250,150	0.25%	0.25%	0.25%	1.40%	89.01%
The Inflation Protected Securities Portfolio HC Strategic Shares
Year Ended June 30, 2016	$10.02	$0.11	$0.29	$0.40	$(0.02)	$—	$—	$(0.02)	$10.40	3.99%	$493,152	0.15%	0.15%	0.15%	1.11%	20.88%
Year Ended June 30, 2015	10.25	(0.03)	(0.14)	(0.17)	(0.03)	(0.01)	(0.02)	(0.06)	10.02	(1.72)%	510,176	0.18%	0.18%	0.18%	(0.25)%	27.12%
Period Ended June 30, 2014(e)	10.00	0.11	0.24	0.35	(0.10)	—	—	(0.10)	10.25	3.50%	526,458	0.15%	0.15%	0.15%	4.55%	18.56%
The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2016	$9.88	$0.27	$0.48	$0.75	$(0.27)	$(0.20)	$—	$(0.47)	$10.16	7.92%	$289,331	0.19%	0.19%	0.19%	2.84%	64.20%
Year Ended June 30, 2015	10.24	0.27	(0.27)	—	(0.27)	(0.09)	—	(0.36)	9.88	(0.01)%	223,329	0.28%	0.28%	0.28%	2.60%	158.19%
Year Ended June 30, 2014	9.97	0.31	0.44	0.75	(0.32)	(0.16)	—	(0.48)	10.24	7.76%	257,604	0.33%	0.33%	0.33%	3.16%	130.81%
Year Ended June 30, 2013	10.59	0.35	(0.35)	— (f)	(0.34)	(0.28)	—	(0.62)	9.97	(0.24)%	220,054	0.33%	0.33%	0.33%	3.26%	52.16%
Year Ended June 30, 2012	9.96	0.26	0.81	1.07	(0.35)	(0.09)	—	(0.44)	10.59	10.87%	207,893	0.35%	0.35%	0.35%	3.33%	56.04%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2016	$9.81	$0.21	$0.14	$0.35	$(0.28)	$—	$—	$(0.28)	$9.88	3.67%	$208,969	0.19%	0.19%	0.19%	2.12%	15.24	%(d)
Year Ended June 30, 2015	9.87	0.19	—	0.19	(0.25)	—	—	(0.25)	9.81	1.97%	252,028	0.17%	0.17%	0.17%	1.91%	29.92	%(d)
Year Ended June 30, 2014	9.78	0.21	0.18	0.39	(0.30)	—	—	(0.30)	9.87	4.04%	250,632	0.17%	0.17%	0.17%	2.12%	26.46	%(d)
Year Ended June 30, 2013	10.22	0.20	(0.30)	(0.10)	(0.34)	—	—	(0.34)	9.78	(1.05)%	253,548	0.23%	0.23%	0.23%	1.84%	34.20	%(d)
Year Ended June 30, 2012	10.13	0.25	0.24	0.49	(0.36)	(0.04)	—	(0.40)	10.22	4.95%	237,857	0.30%	0.30%	0.30%	2.49%	28.67	%(d)
The Short-Term Municipal Bond Portfolio HC Strategic Shares
Year Ended June 30, 2016	$9.94	$0.12	$0.02	$0.14	$(0.12)	$— (f)	$—	$(0.12)	$9.96	1.37%	$18,665	0.31%	0.31%	0.31%	1.13%	38.47%
Year Ended June 30, 2015	10.04	0.12	(0.10)	0.02	(0.12)	—	—	(0.12)	9.94	0.19%	20,933	0.31%	0.31%	0.31%	1.18%	26.24%
Year Ended June 30, 2014	10.05	0.12	0.01	0.13	(0.12)	(0.02)	—	(0.14)	10.04	1.26%	21,703	0.29%	0.29%	0.29%	1.16%	25.15%
Year Ended June 30, 2013	10.26	0.13	(0.11)	0.02	(0.13)	(0.10)	—	(0.23)	10.05	0.21%	22,608	0.27%	0.27%	0.27%	1.27%	5.92%
Year Ended June 30, 2012	10.24	0.20	0.04	0.24	(0.20)	(0.02)	—	(0.22)	10.26	2.33%	25,718	0.27%	0.27%	0.27%	1.88%	22.24%

Financial Highlights (continued)

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Year Ended June 30, 2016	$10.06	$0.21	$0.19	$0.40	$(0.21)	$—	$—	$(0.21)	$10.25	4.05%	$406,302	0.26%	0.26%	0.26%	2.08%	30.35%
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—	—	(0.21)	10.06	1.54%	420,423	0.24%	0.24%	0.24%	2.03%	25.67%
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—	—	(0.25)	10.11	4.10%	423,257	0.29%	0.29%	0.29%	2.49%	34.05%
Year Ended June 30, 2013	10.10	0.28	(0.14)	0.14	(0.28)	—	—	(0.28)	9.96	1.39%	419,846	0.29%	0.29%	0.29%	2.74%	59.43%
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	—	(0.33)	10.10	8.29%	442,365	0.31%	0.31%	0.31%	3.24%	16.99%
The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Year Ended June 30, 2016	$10.31	$0.21	$0.27	$0.48	$(0.21)	$— (f)	$—	$(0.21)	$10.58	4.77%	$75,147	0.25%	0.25%	0.25%	2.03%	11.22%
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)	—	(0.23)	10.31	1.31%	77,102	0.25%	0.25%	0.25%	1.85%	21.51%
Year Ended June 30, 2014	10.28	0.22	0.16	0.38	(0.22)	(0.03)	—	(0.25)	10.41	3.76%	77,702	0.25%	0.25%	0.25%	2.12%	17.84%
Year Ended June 30, 2013	10.56	0.22	(0.25)	(0.03)	(0.22)	(0.03)	—	(0.25)	10.28	(0.37)%	73,472	0.25%	0.25%	0.25%	2.06%	3.76%
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	—	(0.24)	10.56	6.97%	72,377	0.25%	0.25%	0.25%	2.17%	12.31%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Portfolio turnover does not include TBA security transactions.
(e)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.
(f)	Amount rounds to less than $0.005 per share.

Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the respective Portfolios is available in the SAI.

Advisory Research, Inc. (“Advisory Research”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. For its services to The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, Advisory Research receives a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85%. As of June 30, 2016, Advisory Research had total assets under management of approximately $8.1 billion in assets. During the fiscal year ended June 30, 2016, Advisory Research was not allocated assets of The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios.

Advisory Research, the principal offices of which are located at 180 N. Stetson Avenue, Suite 5500, Chicago, Illinois 60601, was established in 1974 and is a registered investment adviser. Advisory Research is a subsidiary of Piper Jaffray Companies. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Advisory Research. Mr. Cupps serves as the Chief Investment Officer of the Advisory Research US Growth Team. He is responsible for the research agenda of the firm’s US Growth investment team and has analyst responsibilities within the healthcare and technology sectors. Mr. Cupps attended Harvard University where he studied economics and graduated cum laude in 1992.

Agincourt Capital Management, LLC (“Agincourt”) serves as the Specialist Manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Agincourt is a 100% employee-owned SEC registered investment founded in 1999 by eight investment partners, all formerly investment professionals with Sovran Capital Management. Agincourt is headquartered at 200 South 10th Street, suite 800, Richmond, VA 23219. As of June 30, 2016, Agincourt managed assets of $5.9 billion, in fixed income portfolios for a wide range of institutional clients.

For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Agincourt receives a fee at an annual rate of 0.08% of the average daily net assets of that portion of each Portfolio that is managed by Agincourt. During the fiscal year ended June 30, 2016, Agincourt received fees of 0.08% of the average daily net assets of each of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Day-to-day investment decisions for The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of L. Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager, each a member of the Agincourt Investment team. Mr. Buoyer has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1991 and was previously a portfolio manager for C&S Investment Advisors in Atlanta, GA. Mr. Buoyer, a Chartered Financial Analyst, received a BA in Chemistry from the University of North Carolina-Chapel Hill, and an MBA from Emory University. Mr. Marshall has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1997 and was previously an equity trader and operations specialist with Trusco Capital Management in Atlanta, GA. Mr. Marshall, a Chartered Financial Analyst, received a BBA from the University of Tennessee-Chattanooga.

AllianceBernstein L.P. (“AllianceBernstein”) serves as a Specialist Manager for The Value Equity and The Institutional Value Equity Portfolios. AllianceBernstein is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 1345 Avenue of the Americas, New York, NY, 10105. As of June 30, 2016, AllianceBernstein had total assets under management of approximately $490 billion, of which approximately $61.0 billion represented assets of institutional mutual/commingled funds.

For its services under this Agreement with respect to the portion of each of the Portfolios allocated to AllianceBernstein from time to time (each an “AllianceBernstein Account”), AllianceBernstein shall receive a fee calculated at an annual rate and payable monthly in arrears of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of: (a) the net assets of The Value Equity and The Institutional Value Equity Portfolios managed by AllianceBernstein, and (b) other assets managed by AllianceBernstein, for certain other clients of the Adviser managed by AllianceBernstein within the same strategy. During the fiscal year ended June 30, 2016, AllianceBernstein received fees of 0.32% of the average daily net assets of each portion of The Value Equity and The Institutional Value Equity Portfolios allocated to AllianceBernstein.

Specialist Manager Guide (continued)

Gerry Paul and Cem Inal are responsible for making day-to-day investment decisions for that portion of The Value Equity and Institutional Value Equity Portfolios allocated to AllianceBernstein. Mr. Paul was appointed CIO of the North American Value Equity Investment Policy Group and Co-CIO of U.S. Large Cap Equities in 2009. Prior to this appointment, Mr. Paul was the Global Head of Diversified Value Services, CIO – Advanced Value Fund, CIO – Small and Mid-Capitalization, and Co-CIO – Real Estate Investments. Mr. Paul joined Bernstein in 1987 as a research analyst covering the automotive industry. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

Mr. Inal was appointed Portfolio Manager of US Large Cap Value Equities in March 2016. He is also a Senior Research Analyst and leader of the technology sector. Previously, Mr. Inal co-managed the International Small Cap Value service from its inception in 2014 until 2016. Before joining the firm in 2003 as a research analyst, Mr. Inal was a vice president at fusionOne, a communications software provider. Prior to that, he was an engagement manager at McKinsey & Company and a research engineer at Mitsubishi Electric. Mr. Inal holds a BSE in electrical engineering from Princeton University and an MBA in financial engineering from Cornell University.

Ariel Investments, LLC (“Ariel”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. Ariel is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 200 East Randolph Street, Suite 2900, Chicago, IL 60601. As of June 30, 2016, Ariel had approximately $10.1 billion in assets under management.

For its services to The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Ariel will be paid an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (i.e., the aggregate of the assets of each Small Cap – Mid Cap Portfolio allocated to Ariel and certain other investment advisory accounts at the Adviser or its affiliates for which Ariel provides similar services), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets and 0.50% of Combined Assets exceeding $20 million. During the fiscal year ended June 30, 2016, Ariel received fees of 1.00% of the average daily net assets of each portion of The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Ariel.

David M. Maley and Kenneth E. Kuhrt will be primarily responsible for the day-to-day management of that portion of The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios’ assets allocated to Ariel. Mr. Maley is the firm’s Lead Portfolio Manager for its micro and small cap deep value strategies. He has been with Ariel since 2009 and has previously served as a Vice President at Goldman Sachs, Vice President and Senior Portfolio Manager at Harris Bank and President at Maple Hill Capital Management. As lead portfolio manager, Mr. Maley makes the final decision on all purchases/sales for the portfolio. Mr. Kuhrt, a Portfolio Manager, is a Certified Public Accountant and has been with the firm since 2004. Prior to joining Ariel, Mr. Kuhrt was a Senior Investment Banking Analyst at William Blair & Co, LLC and a Senior Auditor at KPMG, LLP.

Artisan Partners Limited Partnership (“Artisan Partners”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Artisan Partners, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2016, Artisan Partners managed total assets in excess of $95.0 billion, of which approximately $48.5 billion consisted of mutual fund assets. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc.(“APAM”), a publicly traded Delaware corporation. A stockholders committee has the authority to vote more than the majority of the combined voting power of APAM’s capital stock. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

Mr. Mark L. Yockey, a managing director of Artisan Partners, is jointly responsible for making day-to-day investment decisions for those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan Partners. Mr. Yockey joined Artisan Partners in 1995 as a portfolio manager. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

Specialist Manager Guide (continued)

Mr. Andrew J. Euretig, a managing director of Artisan Partners, is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan Partners. Mr. Euretig joined Artisan Partners in 2005 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Euretig holds both a BS and MBA from the Haas School of Business at the University of California, Berkley.

Mr. Charles Hamker, a managing director of Artisan Partners, is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan Partners. Mr. Hamker joined Artisan Partners in 2000 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Hamker holds a BA with a specialization in Finance and Economics from The European Business School in Paris.

For its services to The International and Institutional International Equity Portfolios, Artisan Partners receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan Partners so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan Partners at the following annual rates: 0.80% on assets up to $50 million; and 0.60% on assets in excess of $50 million. For purposes of computing Artisan Partners’ fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan Partners; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan Partners. For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, during the fiscal year ended June 30, 2016 Artisan Partners received a fee of 0.70% and 0.65%, respectively, of the average daily net assets of each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Artisan Partners.

The Boston Company Asset Management LLC (“TBCAM”) serves as a Specialist Manager for The Emerging Markets Portfolio. TBCAM is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act and is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. TBCAM is headquartered at the One Boston Place, Boston, MA 02108. Mr. Warren Skillman is primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to TBCAM. As of June 30, 2016, TBCAM had total assets under management of approximately $36.4 billion in assets.

Mr. Skillman is a Senior Managing Director and joined TBCAM in September, 2005 and is a Portfolio Manager on TBCAM’s Non-US Value Equity Investment Team; his primary research responsibility is emerging markets. Mr. Skillman received a B.A. from Boston College and an MS in Finance from the London School of Business.

For its services to the Portfolio, TBCAM receives a fee at the annual rate of 0.90% of the average daily net assets of the first $50 million of that portion of the assets of the Portfolio that may, from time to time be allocated to TBCAM (the “TBCAM Account”); 0.85% on the next $50 million of the average daily net assets of TBCAM Account; 0.70% on the next $100 million of the average daily net assets of TBCAM Account; 0.55% on the next $200 million in such assets, and 0.50% for such assets over $400 million. During the fiscal year ended June 30, 2016, TBCAM received a fee of 0.59% of the average daily net assets of that portion of The Emerging Markets Portfolio allocated to TBCAM.

Breckinridge Capital Advisors, Inc. (“Breckinridge”) serves as Specialist Manager for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Breckinridge, which has managed municipal bond portfolios since 1993 and is a registered investment adviser, is headquartered at 125 High Street, Oliver Street Tower, 4th Floor, Boston, MA 02110.

For its services to The Short-Term Municipal Bond and The Intermediate Term Municipal Bond II Portfolios Breckinridge receives a fee of 0.125% of the average daily net assets of that portion of each Portfolio allocated to Breckinridge. During the fiscal year ended June 30, 2016, Breckinridge received a fee of 0.125% of the average daily net assets of that portion of each of The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio allocated to Breckinridge. As of June 30, 2016, Breckinridge managed total assets of approximately $25.9 billion.

The Portfolios are managed by a team of investment professionals who are jointly and primarily responsible for making day-to-day investment decisions:

Peter B. Coffin, President, founded Breckinridge in 1993. Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. Mr. Coffin is a member of Breckinridge’s Board of Directors and Executive Committee.

Specialist Manager Guide (continued)

David Madigan, Chief Investment Officer, joined Breckinridge in 2003. As Breckinridge’s Chief Investment Officer, Mr. Madigan leads the firm’s Investment Committee. Prior to Breckinridge, he was an Executive Vice-President at Thomson Financial, a portfolio manager at Banker’s Trust and Prudential Insurance, and has served as Chief Municipal Strategist for Merrill Lynch. Mr. Madigan is a member of Breckinridge’s Executive Committee.

Matthew Buscone, Portfolio Manager, joined Breckinridge in 2002. Mr. Buscone has been a Portfolio Manager since 2008, after having served as a trader at Breckinridge. Prior to Breckinridge, he was a trader at Mellon Private Asset Management, and a portfolio manager at David L. Babson from 1992 to 2002. Mr. Buscone co-heads the portfolio management team and is a member of Breckinridge’s Executive Committee.

Jeffrey Glenn, CFA, Portfolio Manager, joined Breckinridge in 2012. Mr. Glenn has been a Portfolio Manager since 2015, after having served as a trader since 2012. Prior to joining Breckinridge, Mr. Glenn was an Associate Portfolio Manager/Analyst at Brandes Investment Partners from 2002 to 2012, and an Associate Director at Banc One Markets responsible for investment grade utility credits from 2000 to 2002. Mr. Glenn also serves as co-head of the portfolio management team.

Sara Chanda, Portfolio Manager, joined Breckinridge in 2010. She has been a Portfolio Manager since 2013, after spending her first few years at Breckinridge as a trader. Ms. Chanda was a Vice President and trader at Eaton Vance Management from 1999 to 2003, where she was responsible for trading various specialty state mutual funds and overseeing the adviser’s separately managed account trading and operations. Ms. Chanda also was responsible for municipal bond trading at Fidelity Investments.

Ji Young Jung, CFA, Portfolio Manager, joined Breckinridge in 2010. She has been a Portfolio Manager since 2013 after spending her time at Breckinridge as a credit analyst and a portfolio analyst. Prior to joining Breckinridge, Ms. Jung worked as an analyst for Assured Guaranty from 2009 to 2010 and for Financial Security Assurance from 2006 to 2009.

Eric Haase, CFA, Portfolio Manager, joined Breckinridge in 2016. Previously, Mr. Haase was employed at SCS Financial LLC from 2005 to 2016, where he served in various roles including trader. His most recent role at SCS was a Portfolio Manager focusing on tax-exempt separate accounts and conducting manager research across fixed income sectors.

Cadence Capital Management LLC (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2016, Cadence had approximately $3.8 billion in assets under management.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. During the fiscal year ended June 30, 2016, Cadence received a fee of 0.065% of the average daily net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Cadence.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. During the fiscal year ended June 30, 2016, Cadence was not allocated assets of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity

Specialist Manager Guide (continued)

mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. During the fiscal year ended June 30, 2016, Cadence received a fee of 0.10% of the average daily net assets of that portion of each of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Cadence.

For its services to The Emerging Markets Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. The initial aggregate allocation to Cadence is expected to exceed $2 billion. During the fiscal year ended June 30, 2016, Cadence was not allocated assets of The Emerging Markets Portfolio.

Mr. J. Paul Dokas and Mr. Robert E. Ginsberg are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Cadence. Mr. Dokas is Senior Portfolio Manager, Managing Director and joined Cadence in 2013. Previously, Mr. Dokas served as Director – Investments at Hirtle Callaghan from November 2007 to May 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is Portfolio Manager, Managing Director and joined Cadence in 2011. Previously, Mr. Ginsberg served as a Senior Analyst at Invesco from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Causeway’s headquarters are located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. As of June 30, 2016, Causeway, which is registered as an investment adviser with the SEC, had total assets under management of approximately $40.1 billion, of which $13.2 billion consisted of mutual fund assets.

For its services to The International and Institutional International Equity Portfolios, Causeway receives a fee, payable monthly, at an annual rate of 0.45% of the average daily net assets allocated to Causeway. During the fiscal year ended June 30, 2016, Causeway received a fee of 0.45% of the average daily net assets of each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Causeway.

Day-to-day management of those assets of The International Equity and Institutional International Equity Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini and Ellen Lee. Ms. Ketterer, Mr. Hartford, Mr. Doyle and Mr. Eng have been investment professionals with Causeway since 2001 and Mr. Muldoon has been an investment professional with Causeway since 2003. Messrs. Corwith and Valentini have served as investment professionals with Causeway since July 2006. Ms. Lee has served as an investment professional with Causeway since August 2007. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle and Eng, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity. Mr. Corwith, a director of Causeway, previously served as a summer research associate at Deutsche Asset Management and as a project manager in the Corporate Services group of The Bank of New York overseeing the integration of trading platforms for broker-dealer clients acquired during the firm’s merger with Mellon Financial. Mr. Valentini, a director of Causeway, previously served as a summer research analyst at Thornburg Investment Management and as a financial analyst at Goldman Sachs in the European Equities Research-Sales division. Ms. Lee, a director of Causeway, previously served as an intern at Tiger Asia, as an associate in the Mergers and Acquisitions division of Credit Suisse First Boston in Seoul, and as an analyst in the Mergers and Acquisitions division of Credit Suisse First Boston in Hong Kong.

City of London Investment Management Company Limited (“CLIM”) serves as a Specialist Manager for The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. CLIM is authorized and regulated by the Financial Conduct Authority. The firm is also registered as an investment adviser with the SEC pursuant to the Investment Advisers Act and is headquartered in its London location at 77 Gracechurch Street, London, EC3V 0AS, United Kingdom (UK) and has its U.S. office in Coatesville, Pennsylvania. CLIM is a

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wholly owned subsidiary of City of London Investment Group PLC (CLIG) and comprises 100% of CLIG’s revenues. As of June 30, 2016, CLIM had total assets under management of approximately $4.0 billion, of which approximately: (i) $0 represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the International Equity and Institutional International Equity Portfolios; (ii) $0 represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Emerging Markets Portfolio; and (iii) $11 million represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Fixed Income Opportunity Portfolio. CLIM was formed in 1991 in London, England and was incorporated in 1993. CLIG is a publicly-held company with a listing on the London Stock Exchange.

For its services to the Portfolios, CLIM receives an annual fee, calculated daily and payable quarterly (monthly in the case of the Fixed Opportunity Portfolio), based on an annual percentage of the average daily net assets of the Portfolio allocated to CLIM from time to time as follows:

The International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*
The Institutional International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*
The Emerging Markets Portfolio	1.00% on the first $100 million in Combined Assets; 0.80% on the next $100 million and 0.50% thereafter**
The Fixed Income Opportunity Portfolio	0.45%

*

For the International Equity and Institutional International Equity Portfolios, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios; and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

**

For The Emerging Markets Portfolio, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in The Emerging Markets Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

During the fiscal year ended June 30, 2016, CLIM received a fee of 0.45% of the average daily net assets of The Fixed Income Opportunity Portfolio and was not allocated assets of The International Equity Portfolio, The Institutional International Equity Portfolio and Emerging Markets Portfolio.

Day-to-day portfolio management of those assets of the International Equity and Institutional International Equity Portfolios allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Barry Olliff. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio allocated to CLIM will be the responsibility of a team led by James Millward. All assets managed by CLIM are managed in a team approach with input from portfolio managers, research analysts and other investment professionals. Team members conduct research, make investment recommendations and are an integral part of the investment process.

Mr. James Millward is a Portfolio Manager based in the London office. James joined CLIM in 2009 and is responsible for tactical and multi-asset products at CLIM. Prior to joining CLIM, James worked in a proprietary trading role for the Equity Derivatives group of Societe Generale S.A. in London, focusing on closed-end fund arbitrage and special situations strategies. James also held positions at Linklaters LLP and Commerzbank A.G. He holds a BSc (Hons) in Economics from the London School of Economics and Political Science.

Mr. Michael Edmonds is the Lead Portfolio Manager for the Global Developed CEF strategy based in the Philadelphia office. Michael rejoined CLIM in 2009. He had previously worked in the London office of both Olliff & Partners from 1992 to 1996 and CLIM from 1996 to 1998. Prior to rejoining CLIM, Michael spent over eight years at Morgan Stanley Investment Management with roles in marketing and product management and development. He holds a BA (Hons) in Financial Services from the University of West England and has passed the Investment Management Certificate (IMC). He is also a CFA Charterholder and a Chartered Alternative Investment Analyst.

Mr. Michael Sugrue is a Portfolio Manager for the Global Developed CEF strategy based in the London Office. Michael joined CLIM in 1996 and was initially in a support role culminating in him becoming Head of Administration in 2000-2001. Michael

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worked for an extended period of time in the U.S. office, where he relocated in order to support the CIO before ultimately becoming a Portfolio Manager for the Emerging Markets CEF strategy in 2004. Michael returned to London in 2008 as a Portfolio Manager for the Emerging Markets CEF team before transitioning to the Global Developed CEF strategy in 2013.

Mr. Barry M. Olliff is Chief Executive Officer of CLIG and Chief Investment Officer of CLIM based in the Philadelphia office and has over 50 years of experience in the closed-end fund sector. Prior to forming CLIM in 1991, he was Chief Executive Officer of Olliff & Partners, a stock broking firm he founded in 1987. Previously he served as a Director of Laing & Cruickshank, where he worked for eight years. From 1963 until 1978, he was a market maker in closed-end funds for Denny Brothers, which became Pinchin Denny in 1973.

Mr. Mark Dwyer is Chief Investment Officer EM CEF Group based in the London office. Mark re-joined CLIM in 2012. Prior to re-joining CLIM, Mark spent over eight years as a Director within the Wealth Management Unit of Banco Comercial Português, where he was primarily in charge of the investment team responsible for fund selection. He had previously established CLIMs Singapore Office in 2000 where he spent two years as a Portfolio Manager before returning to London where he was head of the emerging market closed-end fund investment team until 2003. He also worked in the U.S. office from 1997-1999 as a Portfolio Manager and the London office from 1995-1996 as a research analyst. He holds a BA (Hons) in Economics from Kingston University, and is a CFA Charterholder.

Mr. Oliver Marschner is a Portfolio Manager based in the Seattle office. Oliver joined CLIM in 2001 as a Research Analyst and has also worked as a Portfolio Manager in the London and Singapore offices. Prior to joining CLIM, Oliver worked for the Bank of New York (Europe) Retail Investments Team and for Chase Fleming Private Wealth Management. He completed his studies in South Africa where he attained an Honours degree in Bachelor of Commerce (Management Accounting) at the University of Stellenbosch. Oliver has passed the Investment Management Certificate (IMC).

Fort Washington Investment Advisors, Inc. (“Fort Washington”) serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. Fort Washington is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act. Fort Washington is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202. As of June 30, 2016, Fort Washington had total assets under management of approximately $48.47 billion in assets under management.

Messrs. White, Jossart and Bauer are the individuals primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Fort Washington. Brendan White is Co-Chief Investment Officer and Senior Portfolio Manager for the High Yield strategy. He has led this strategy since its inception. In this role, he also manages the Credit Team and serves on the firm’s Senior Management Team. Mr. White joined the Firm in 1993. Prior to joining Fort Washington he was with Ohio Casualty Corporation where he was an analyst supporting the High Yield and Mortgage Backed Securities portfolios. Mr. White received a BS in Finance from The Ohio State University and an MBA from Xavier University. He is a CFA charter holder. Timothy Jossart is a Vice President, Co-Portfolio Manager and a Senior Credit Analyst focusing on high yield fixed income securities. Timothy joined the firm in 1996 as a member of the Public Equity team before moving to High Yield in 2005. Prior to joining Fort Washington Tim worked for Star Bank in Cincinnati where he was an equity analyst supporting Trust Department investments. Prior to his work at Star Bank, he spent two and a half years as a credit analyst with PNC Bank overseeing corporate credits. Timothy received a BBA in Finance from the University of Wisconsin-Madison. He is a CFA charterholder. Garrick Bauer is an Assistant Vice President, Co-Portfolio Manager and a Senior Credit Analyst focusing on high yield fixed income securities. Garrick joined the firm in 2013. Prior to joining Fort Washington he worked at Wellington Management Company as a credit portfolio manager on several mutual funds. While at Wellington he was also an analyst on the High Yield team following a variety of sectors. Prior to Wellington Management he worked at Summit Investment Partners and PricewaterhouseCoopers. Garrick received his BS in Accounting from Miami University and his Masters in Business Administration from the University of Virginia. He is a CFA charterholder and earned the Certified Public Accountant designation (inactive).

For its services to the Portfolio, Fort Washington receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Fort Washington if the average daily net assets exceeds $200 million. For the purposes of computing Fort Washington’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Fort Washington in The Fixed Income Opportunity Portfolio and certain other assets managed by Fort Washington for clients of Hirtle Callaghan and Co., LLC. During the fiscal year ended June 30, 2016, Fort Washington received a fee of 0.20% of the average daily net assets of the portion of The Fixed Income Opportunity Portfolio allocated to Fort Washington.

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Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. For its services to The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below), and 0.75% for all assets allocated to it in excess of $90 million of such Combined Assets. During the fiscal year ended June 30, 2016, Frontier received fees of 0.46% of the average daily net assets of each portion of The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Frontier. The term “Combined Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services.

Frontier, the principal offices of which are located at 99 Summer Street, Boston, MA 02110, was established in 1980 and is a registered investment adviser. Michael Cavarretta is responsible for making the day-to-day investment decisions for that portion of the Portfolios’ assets assigned to Frontier. Mr. Cavarretta has been Chairman of Frontier since 2010, is a Chartered Financial Analyst and has been an investment professional with Frontier since 1988. He received an MBA from Harvard Business School. Andrew Bennett also has day-to-day responsibility for investment decisions for Frontier’s portion of the Portfolios’ assets. He is a Chartered Financial Analyst and has been an investment professional at Frontier since 2003. He received a B.A. from Wheaton College. Frontier had, as of June 30, 2016, approximately $12.7billion in assets under management, of which approximately $3.9 billion represented assets of mutual funds. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

IronBridge Capital Management LP (“IronBridge”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. IronBridge, which was organized in 1999, is located at One Parkview Plaza, Suite 700, Oakbrook Terrace, IL 60181. For its services to The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, IronBridge receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.70%. Prior to September 23, 2015, IronBridge was entitled to receive a fee of 0.95% of the average daily net assets of that portion of the Portfolios allocated to IronBridge. During the fiscal year ended June 30, 2016, IronBridge received fees of 0.70% of the average daily net assets of each portion of The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios allocated to IronBridge.

Day-to-day investment decisions for that portion of The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios allocated to IronBridge by the Board of Trustees are the responsibility of Christopher C. Faber, Jeffrey B. Madden and Thomas W. Fanter. Mr. Faber is a Portfolio Manager/Analyst who founded IronBridge in 1999. Mr. Madden joined IronBridge in 2000 as an equity analyst. Before joining IronBridge, Mr. Madden worked at Accenture in the Retail Management Consulting Practice. Mr. Fanter joined the Adviser in 2004 as an equity analyst. Mr. Fanter holds a B.S. in Industrial Engineering and Management Sciences from Northwestern University, and an M.B.A. from Northwestern’s Kellogg School of Management with concentrations in Accounting and Finance. As of June 30, 2016, IronBridge had approximately $2.9 billion in assets under management, of which approximately $972 million represented assets of mutual funds.

Jennison Associates LLC (“Jennison”), a registered investment adviser since 1969, serves as a Specialist Manager for The Growth Equity and The Institutional Growth Equity Portfolio. Jennison’s principal offices are located at 466 Lexington Avenue, New York, NY 10017. For its services to The Growth Equity and The Institutional Growth Equity Portfolios, Jennison receives a maximum annual fee of 0.30% of the average daily net assets of that portion of Portfolios allocated to Jennison (the “Jennison Account”). Jennison’s fee may be lower, however, to the extent the application of the fee schedule set forth below (“Combined Fee Schedule”) to the aggregate market value of the Jennison Account and certain other assets managed by Jennison, for clients of the Adviser, (“Related Accounts”) (together, the “Combined Assets”) results in a lower fee. Under the Combined Fee Schedule, Jennison would receive from The Growth and Institutional Growth Equity Portfolios advisory fees as set forth in the table below. For purposes of the Combined Fee Schedule, a “Related Account” is an account that is managed by Jennison in a manner similar in terms of investment objectives and strategy to the Jennison Account for the benefit of institutional investors who are clients of the Adviser.

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For Combined Assets of:	The fee* paid to Jennison would be:
On the First $10 million	0.75% of the avg. daily net assets of those Combined Assets
On the Next $30 million	0.50% of the avg. daily net assets of those Combined Assets
On the Next $25 million	0.35% of the avg. daily net assets of those Combined Assets
One the Next $335 million	0.25% of the avg. daily net assets of those Combined Assets
One the Next $600 million	0.22% of the avg. daily net assets of those Combined Assets
On the next $4 billion	0.20% of the avg. daily net assets of those Combined Assets
Over $5 billion	0.25% of the avg. daily net assets of those Combined Assets

*	Under the Combined Fee Schedule, the fee paid to Jennison is subject to the maximum annual fee of the average daily net assets of that portion of Portfolios allocated to Jennison.

For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio during the fiscal year ended June 30, 2016, Jennison received a fee of 0.28% of the average daily net assets of each portion of The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, respectively, allocated to the Jennison Account. As of June 30, 2016, Jennison managed in excess of $165 billion in assets, of which approximately $79 billion represented assets of mutual funds. Jennison is organized under the laws of Delaware as a single member limited liability company whose sole member is PGIM, Inc. (formerly, Prudential Investment Management, Inc.), which is a direct, wholly owned subsidiary of PGIM Holding Company LLC (formerly, Prudential Asset Management Holding Company, LLC), which is a direct, wholly owned subsidiary of Prudential Financial, Inc.

Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is the portfolio manager of the portion of The Growth Equity and The Institutional Growth Equity Portfolios allocated to Jennison. Ms. McCarragher generally has final authority over all aspects of the portion of The Growth Equity and The Institutional Growth Equity Portfolios allocated to Jennison, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

Ms. McCarragher joined Jennison Associates as an Executive Vice President and portfolio manager in May 1998. She was appointed Head of Growth Equity in January 2003. Prior to Jennison, Ms. McCarragher spent six years with Weiss, Peck & Greer, where she was a managing director and the director of large cap growth equities. In addition, Ms. McCarragher spent 10 years with State Street Research and Management Company, initially as a research analyst responsible for health care, transports and financials, and then as a portfolio manager and member of the investment committee. Ms. McCarragher graduated, summa cum laude, from the University of Wisconsin with a B.B.A. and received her M.B.A. from Harvard Business School.

The portfolio manager for the portion of The Growth Equity and The Institutional Growth Equity Portfolios allocated to Jennison is supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the assets of the Portfolio managed by Lazard. Lazard’s principal offices are located at 30 Rockefeller Plaza, New York, NY, 10112, and it is a wholly owned subsidiary of Lazard Frères & Co. LLC. As of June 30, 2016, Lazard had total assets under management of approximately $173.9 billion. During the fiscal year ended June 30, 2016, Lazard received a fee of 0.36% of the average daily net assets of the portion of The Institutional International Equity Portfolio allocated to Lazard.

Day-to-day investment decisions for the portion of The Institutional International Equity Portfolio are the responsibility of Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl. Paul Moghtader, Managing Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Paul was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street

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Global Advisors (SSgA). At SSgA Paul was the senior manager responsible for the research and portfolio management of all multi-regional active quantitative equity strategies. Previously, Paul was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Paul has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College. Taras Ivanenko, Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Taras was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Taras was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Alex Lai, Senior Vice President, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 2002. Prior to joining Lazard in 2008, Alex was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Prior to that, Alex was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has an MS in Finance from Boston College and a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Craig Scholl, Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Craig was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Craig was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Craig has a BS in Finance and Public Communications from Syracuse University. He is a member of the Boston Security Analysts Society.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The Inflation Protected Securities Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.065% of the average daily net assets for each portion of The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Mellon Capital. Mellon Capital did not manage any assets of The Value Equity Portfolio and The Institutional Value Equity Portfolio during the fiscal year ended June 30, 2016.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.10% of the average daily net assets for the portion of The Commodity Returns Strategy Portfolio allocated to Mellon Capital. Mellon Capital did not manage any assets of The Real Estate Securities Portfolio during the fiscal year ended June 30, 2016.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for

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those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. During the fiscal year ended June 30, 2016, Mellon received fees of 0.13% of the average daily net assets for each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Mellon Capital.

For its services to The Emerging Markets Portfolio, Mellon Capital receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.13% of the average daily net assets for the portion of The Emerging Markets Portfolio allocated to Mellon Capital.

For its services to The Core Fixed Income Portfolio (for assets allocated to government and mortgage/asset backed securities strategies), The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.06% of the average daily net assets for each portion of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon Capital.

For its services to The Core Fixed Income Portfolio (for assets allocated to corporate securities strategies) and The U.S. Corporate Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.15% of that portion of each Portfolio dedicated to investments in U.S. corporate fixed income securities. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.15% of the average daily net assets for the portion of The Core Fixed Income Portfolio allocated (to corporate securities strategies) to Mellon Capital. Mellon Capital did not manage any assets in The U.S. Corporate Fixed Income Securities Portfolio during the fiscal year ended June 30, 2016.

For its services to The Fixed Income Opportunity Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%. During the fiscal year ended June 30, 2016, Mellon Capital was not allocated assets of The Fixed Income Opportunity Portfolio.

For its services to The Inflation Protected Securities Portfolio, Mellon Capital receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of: 0.04% of the average daily net assets of that portion of the Account invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets of that portion of the Account invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets of that portion of the Account invested according to an emerging markets inflation-protected securities strategy. During the period ended June 30, 2016, Mellon Capital received fees of 0.13% of the average daily net assets of The Emerging Markets Portfolio.

The Portfolio Managers for the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization – Mid Capitalization Equity and Institutional Small Capitalization – Mid Capitalization Equity Portfolios are Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford. The Portfolio Managers for the Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios are Karen Wong, William Cazalet, Peter Goslin and Kristin Crawford. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Wyatt Cerny.

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at Mellon Capital. She has an M.B.A. and a B. S. from San Francisco State University. Ms. Wong has 17 years of investment experience and joined Mellon Capital in 2000. Ms. Wong is the head of equity portfolio management responsible for overseeing all equity indexing strategies, including exchange traded funds (ETFs) and is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, ESG Committee, Investment Research Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital she worked as a security analyst at Redwood Securities. She is member of the CFA Institute and the CFA Society of San Francisco and is also a member of S&P Index Advisory Panel, Russell Index Client Advisory Board, MSCI Index Client Advisory Committee, and FTSE Americas Regional Advisory Committee.

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William Cazalet, CAIA, is a Managing Director and Head of Active Equity Strategies at Mellon Capital. He has an M.S.M from Stanford University Graduate School of Business and an M.A. from Cambridge University. Mr. Cazalet has 22 years of investment experience and joined Mellon Capital in 2013. Mr. Cazalet manages the entire team of portfolio managers for all U.S. and international active equity strategies.

Ronald Gala, CFA is a Managing Director, Team Leader and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 30 years of investment experience with tenure of 22 years between Mellon Capital and Mellon Equity Associates, LLP. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

Kristin Crawford is a Director and Senior Portfolio Manager for the Active Equity Strategies. Ms. Crawford has 23 years of investment experience with tenure of 16 years between Mellon Capital and Franklin Portfolio Associates. She has an M.B.A. from Suffolk University and a B.S. from Smith College. Prior to joining Mellon Capital, she was a vice president and portfolio manager at Franklin Portfolio Associates.

Peter Goslin, CFA is a Director and Senior Portfolio Manager for the Active Equity Strategies. Mr. Goslin has 23 years of investment experience with tenure of 16 years at Mellon Capital. Mr. Goslin has an M.B.A. from the University of Notre Dame in Finance. Prior to joining Mellon Capital, Mr. Goslin was a derivatives trader and NASDAQ market maker for Merrill Lynch and ran Merrill’s Equity Index Option desk at the Chicago Mercantile Exchange.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of Nancy Rogers, CFA, Paul Benson, CFA, CAIA, and Gregg Lee, CFA. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. Lee is a Vice President, Senior Portfolio Manager at Mellon Capital with 26 years of finance and investment experience and 26 years at the firm. He earned a B.S. at University of California at Davis. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor.

Day-to-day investment decisions for the portion of The Fixed Income Opportunity Portfolio allocated to Mellon Capital are the responsibility of Nancy Rogers, CFA, John DiRe, Manual Hayes, Paul Benson, CFA, CAIA, and Stephanie Shu, CFA. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. DiRe is a Director, Senior Portfolio Manager with 22 years of investment experience and 11 years at the firm. He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 12 years investment experience and 7 years at the firm. He earned a B.S at the University of California at Berkeley. Ms. Shu is a Director, Senior Portfolio Manager with 18 years of investment experience and 15 years at the firm. She earned a M.S. at Texas A&M University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor.

The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, CFA, Paul Benson, CFA, CAIA, and Wyatt Cerny. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. Cerny is a Portfolio Manager of Fixed Income Management of Mellon Capital with 8 years of investment experience at the firm. He earned his B.A. at Georgetown University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor.

Day-to-day investment decisions for the portion of The U.S. Corporate Fixed Income Securities Portfolio allocated to Mellon Capital is the responsibility of Nancy Rogers, CFA, Paul Benson, CFA, CAIA, John DiRe, and Manual Hayes. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor. Mr. DiRe is a Director, Senior Portfolio Manager with 22 years of investment experience

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and 11 years at the firm. He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 12 years investment experience and 7 years at the firm. He earned a B.S at the University of California at Berkeley.

As of June 30, 2016, Mellon Capital had assets under management totaling approximately $327.7 billion, which includes overlay strategies.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Specialist Manager for The Institutional Value Equity, The Institutional Growth Equity and The Commodity Returns Strategy Portfolios. PIMCO is an investment adviser registered with the SEC pursuant to the Investment Advisers Act. Its headquarters are located at 650 Newport Center Drive, Newport Beach, CA 92660. As of June 30, 2016, PIMCO had total assets under management of approximately $1.512 trillion, of which approximately $410 billion represented assets of mutual funds.

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. During the fiscal year ended June 30, 2016, PIMCO was not allocated assets of either The Institutional Value Portfolio or The Institutional Growth Equity Portfolio . Sudi Mariappa is primarily responsible for the day-to-day management of that portion of the Portfolios allocated to PIMCO. Mr. Mariappa is a managing director and generalist portfolio manager in the Newport Beach office. He rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a managing director and head of global portfolio management. He also served as a senior advisor to PIMCO’s portfolio management group from 2009-2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 28 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University.

For its services to The Commodity Returns Strategy Portfolio, PIMCO receives and annual fee of 0.49% of that portion of the Portfolio allocated to PIMCO from time to time. During the fiscal year ended June 30, 2016, PIMCO received a fee of 0.49% of the average daily net assets of the portfolio of The Commodity Returns Strategy Portfolio allocated to PIMCO. Nicholas Johnson is responsible for the day-to-day management of that portion of the Portfolio allocated to PIMCO. Mr. Johnson is an executive vice president in the Newport Beach office and a portfolio manager focusing on commodities and multi-asset portfolios. He joined PIMCO in 2004 and managed the portfolio analyst group prior to joining the portfolio management team in 2007. He specializes in structural risk premiums as well as overall portfolio construction. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. Prior to joining PIMCO in 2004, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation. He has 10 years of investment experience and holds a master’s degree in financial mathematics from the University of Chicago and an undergraduate degree from California Polytechnic State University.

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of June 30, 2016, Parametric and its subsidiary had approximately $178.9 billion in assets under management.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, a fee, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below) committed to Parametric’s Liquidity Strategy; 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be

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entitled to receive a flat fee of $10,000 per year per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined Defensive Assets over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.05% of the Targeted Strategy Assets (as defined below) committed to Parametric’s Targeted Strategy. The term “Targeted Strategy Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Targeted Strategy. Parametric shall also be entitled to receive a flat fee of $5,000 per year, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy Assets. During the fiscal year ended June 30, 2016, Parametric received fees of 0.05%, 0.05%, 0.05%, 0.05%, 0.30%, 0.14%, 0.47%, 0.05%, 0.08%, 0.08%, 0.07%, and 0.12% of the average daily net assets for the portion of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, respectively, allocated to Parametric’s Liquidity Strategy. During the fiscal year ended June 30, 2016, Parametric received fees of 0.09%, 0.07%, 0.08%, 0.07%, 0.30%, 0.14%, 0.47%, 0.07%, 0.08%, 0.08%, 0.07%, and 0.12% of the average daily net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio respectively, allocated to Parametric’s Targeted Strategy. During the fiscal year ended June 30, 2016, Parametric was not allocated assets of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio with respect to the Defensive Equity Strategy.

Mr. Jay Strohmaier, Mr. Alex Zweber and Mr. Perry Li are primarily responsible for the day-to-day management of the portion of each the assets of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric for investment in its Defensive Equity strategy. Mr. Strohmaier, Senior Portfolio Manager, leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a B.S. degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Zweber, CFA, Portfolio Manager, joined Parametric in 2012 upon Parametric’s acquisition of Clifton, and prior to the acquisition worked at Clifton in various investment capacities for over eight years. Mr. Zweber holds a BA in Economics from Macalester College. Mr. Li is responsible for trading and assisting with day-to-day management of Parametric’s options-based investment strategies, including the Defensive Equity and other proprietary strategies. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Li worked for CHS Inc. from 2011 to 2014, where he managed commodity futures and options portfolios and conducted research on macro economy and derivative strategies. Mr. Li earned a B.S. in Statistics from the Sun Yat-Sen University and a M.S. in Financial Mathematics from the University of Minnesota. He holds a Financial Risk Manager certificate from the Global Association of Risk Professionals. Mr. Justin Henne, Mr. Clint Talmo, Mr. Jason Nelson and Mr. Dane Fickel are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its

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Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Clint was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Fickel is responsible for trading client accounts as well as creating and analyzing daily investment management reports with an emphasis in OTC instruments. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2015, Mr. Fickel worked for Russell Investments from 2010 to 2015 and Morgan Stanley from 2009 to 2010, where his responsibilities included trading, portfolio management and client services. Mr. Fickel earned a B.A. in Economics from the University of Washington.

Pzena Investment Management, LLC (“Pzena”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 320 Park Avenue, 8th Floor, New York, NY 10022. Pzena Investment Management Inc., a publicly traded company, is the sole managing member of Pzena. As of June 30, 2016, Pzena had total assets under management of approximately $25.4 billion of which approximately $10.1 billion consisted of mutual fund assets.

Evan Fox, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of the portion of the assets of Portfolios allocated to Pzena. Mr. Fox is a Portfolio Manager since August 1, 2015 and joined Pzena in July 2007. Mr. Silver is a Principal, Co-Director of Research and Portfolio Manager of Focused Value, Small Cap Focused Value, Large Cap Expanded Value and Large Cap Focused Value at Pzena. Mr. Silver joined Pzena in 2001. Mr. Flynn is a Principal and Portfolio Manager for Small Cap Focused Value and Mid Cap Value strategies at Pzena and joined Pzena in 2005.

For its services to The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Pzena receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 1.00%. During the fiscal year ended June 30, 2016, Pzena received a fee of 1.00% of the average daily net assets of each portion of The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Pzena.

RBC Global Asset Management (UK) Limited (“RBC GAM”) serves as Specialist Manager for The Emerging Markets Portfolio. RBC GAM is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC GAM has been registered with the SEC as an investment adviser since September, 2013, and has been a portfolio manager of publicly-offered funds since 1998. RBC GAM maintains its offices at Riverbank House, 2 Swan Lane, London, UK, EC4R 3AF. As of June 30, 2016, RBC GAM managed approximately $16 billion in assets.

For its services with respect to the portion of The Emerging Markets Portfolio allocated to RBC GAM from time to time (the “Account”), RBC GAM receives a fee calculated at an annual rate of 0.80% of the first $100 million of Combined Assets; 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million. Combined Assets refers to the aggregate of all assets of the Portfolio managed by RBC GAM and any assets of other clients of the Adviser managed by RBC GAM using the same strategy. During the fiscal year ended June 30, 2016, RBC GAM was not allocated assets of The Emerging Markets Portfolio.

Philippe Langham, ACA, and Laurence Bensafi, CFA, are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to RBC GAM.

Philippe Langham is Senior Portfolio Manager and Head of the Emerging Markets Equity team in London and lead manager for the Emerging Markets Equity and Emerging Markets Small Cap Equity Strategies. Philippe joined RBC GAM in 2009 to establish and lead the Emerging Markets Equity team in London. He has worked in the investment industry since 1992 and prior to joining RBC GAM, Philippe was the Head of Global Emerging Markets at Société Générale Asset Management in London.

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Previously, Philippe managed the Global Emerging Markets, Asian, Latin American and US portfolios at the Kuwait Investment Office in London, and was Director and Head of Asia and Emerging Markets at Credit Suisse in Zurich. Philippe obtained a BSc in Economics from the University of Manchester in England, and is a Chartered Accountant.

Laurence Bensafi is Senior Portfolio Manager and Deputy Head of Emerging Markets Equity in London and lead portfolio manager for the Emerging Markets Value Equity strategy. Prior to joining RBC GAM in 2013, Laurence was the Head of Aviva Investors’ Emerging Markets team, where she was responsible for managing Global Emerging Markets income funds, and for developing quantitative stock selection and analysis models. Laurence began her investment career as a Quantitative Analyst at Société Générale Asset Management, supporting European and Global Equity portfolio management by developing quantitative models to assist in the portfolio construction and security selection process. In 1997, Laurence obtained a Magistère d’Économiste Statisticien & D.E.S.S. Statistique et Économétrie from Toulouse University in France. Laurence is a CFA charterholder.

Standish Mellon Asset Management Company LLC (“Standish”) serves as a Specialist Manager for The Intermediate Term Municipal Bond Portfolio. Standish is a registered investment adviser under the Investment Advisers Act and is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. Standish is headquartered at the BNY Mellon Center, 201 Washington Street, Suite 2900, Boston, MA 02108. As of June 30, 2016, Standish managed total assets of approximately $151.6 billion, of which approximately $24.2 billion consisted of mutual fund assets.

Christine Todd and Daniel Marques are primarily responsible for the day-to-day management of The Intermediate Term Municipal Bond Portfolio’s assets. Ms. Todd is the President of Standish and division head of Tax Exempt Fixed Income and has been with Standish since 1995. Mr. Marques is a Director of Individual Portfolio Management and Senior Portfolio Manager for institutional accounts. He has been with Standish since 2000.

For its services to the Portfolio, Standish receives a fee, at the annual rate of 0.25% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to Standish and 0.15% of those Combined Assets (as defined below) exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For the purposes of computing Standish’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Standish in The Intermediate Term Municipal Bond Portfolio and certain other assets managed by Standish for clients of Hirtle Callaghan and Co., LLC. During the fiscal year ended June 30, 2016, Standish received a fee of 0.16% of the average daily net assets of that portion of the Portfolio allocated to Standish.

Sustainable Growth Advisers, LP (“SGA”) serves as a Specialist Manager for The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. SGA is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 301 Tresser Blvd., Suite 1310, Stamford, CT 06901. As of June 30, 2016, SGA had total assets under management of approximately $6.3 billion, of which approximately $3.9 billion represented assets of mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, are primarily responsible for day-to-day management of the portion of each Portfolio’s assets allocated to SGA. Both Mr. Fraise and Mr. Marchand served as executive officers of Yeager, Wood & Marshall, Inc., from 2000 to 2003, serving on that firm’s Investment Policy Committee and as members of its Board of Directors. Mr. Marchand also served as that firm’s Chief Operating and Financial Officer.

For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, SGA receives an annual fee of 0.35% of the first $200 million of the Combined Assets (as defined below), 0.30% of the next $200 million of Combined Assets, 0.25% of the next $200 million of Combined Assets, 0.22% of the next $400 million of Combined Assets and 0.20% of the Combined Assets exceeding $1 billion. The term “Combined Assets” means the sum of (i) the net assets of the Account; (ii) the net assets of that portion of the Portfolios allocated to SGA from time-to-time; and (iii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which SGA provides portfolio management services. Prior to June 10, 2015, SGA received an annual fee of 0.35% of the average daily net assets of that portion of the Portfolios allocated to SGA. For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio during the fiscal year ended June 30, 2016, SGA received a fee of 0.29% of the respective average daily net assets of that portion of each of the Portfolios allocated to SGA.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) serves as a Specialist Manager of The Commodity Returns Strategy Portfolio. Vaughan Nelson is an indirect wholly-owned subsidiary of Natixis Global Asset Management SA, a French investment banking/financial services firm, of which a minority share of ownership is publicly traded on the Euronext exchange in Paris. Vaughan Nelson’s headquarters are located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970,

Specialist Manager Guide (continued)

Vaughan Nelson is a registered investment adviser which has approximately $12.6 billion in assets under management as of June 30, 2016.

For its services with respect to the portion of The Commodity Returns Strategy Portfolio allocated to Vaughan Nelson from time to time (the “Account”), Vaughan Nelson shall receive a fee calculated at an annual rate and payable quarterly in arrears based on the Average Quarterly Net Assets of the Combined Assets (as defined below) of 0.35% of the first $25 million of the Combined Assets, 0.25% of the next $75 million of Combined Assets and 0.20% of the Combined Assets exceeding $100 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which the Adviser serves as investment adviser and for which Vaughan Nelson provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account. “Average Quarterly Net Assets” shall mean the average of the average daily net asset values of the Account and/or the average of the net asset values of the Other Hirtle Accounts, as the case may be, as of the last business day of each of the three months in the calendar quarter. During the fiscal year ended June 30, 2016, Vaughan Nelson received a fee of 0.35% of the average daily net assets of the portion of The Commodity Returns Strategy Portfolio allocated to Vaughan Nelson.

Day-to-day investment decisions for The Commodity Returns Strategy Portfolio are the responsibility of Steve Henriksen, Senior Portfolio Manager/ Director -Fixed Income Investments of Vaughan Nelson, Charles Ellis, Portfolio Manager and Blanca Garza-Bianco, Portfolio Manager, each a member of the Vaughan Nelson Fixed Investment team. Mr. Henriksen joined Vaughan Nelson in 1994. He received a B.A. from Louisiana State University and has over 33 years of investment management and research experience. Mr. Ellis joined Vaughan Nelson in 2003. He received a B.B.A. from Texas Tech University and has over 41 years of investment management and research experience. Ms. Garza-Bianco joined Vaughan Nelson in 1998. She received a B.A. from the University of Houston and an M.B.A. from the University of St. Thomas and has over 23 years of investment management and research experience.

Wellington Management Company, LLP (“Wellington Management”) serves as the Specialist Manager for The Real Estate Securities and The Commodity Returns Strategy Portfolios. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2016, Wellington Management had investment management authority with respect to approximately $969 billion in assets.

Bradford D. Stoesser, Managing Director and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

For its services to The Real Estate Securities Portfolio, Wellington Management receives a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets on the first $50 million of the Combined Assets allocated to Wellington Management and 0.65% on assets over $50 million of Combined Assets. Combined Assets shall mean the sum of (a) the net assets of The Real Estate Securities Portfolio allocated to Wellington Management and (b) the net assets for clients of the Adviser managed by Wellington Management within the same strategy. During the fiscal year ended June 30, 2016, Wellington Management received a fee of 0.69% of the average daily net assets of The Real Estate Securities Portfolio.

Jay Bhutani, Managing Director and Global Industry Analyst affiliated with Wellington Management and located outside of the United States, has served as Portfolio Manager for the Commodity Related Securities portion of the Portfolio since June 2010. Mr. Bhutani joined Wellington Management as an investment professional in 2007.

David A. Chang, CFA, Senior Managing Director and Commodities Portfolio Manager of Wellington Management, has served as Portfolio Manager for the Subsidiary since April 2011. Mr. Chang joined Wellington Management in 2001, and has been an investment professional since 2002.

For its services to The Commodity Returns Strategy Portfolio, Wellington Management receives a fee, payable monthly, at the following rates. For assets managed in its Global Natural Resources strategy, Wellington Management receives a fee at an annual rate of 0.60% of the average daily net assets of the account so long as at least $150 million in assets are present in the account; and 0.85% of the average daily net assets of the account if less than $150 million in assets are present in the account. Prior to March 11, 2015, Wellington Management received a fee, payable monthly, for Portfolio assets managed in its Global

Specialist Manager Guide (continued)

Natural Resources strategy, of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2016, Wellington Management received a total fee of 0.75% of the average daily net assets of The Commodity Returns Strategy Portfolio.

Western Asset Management Company (“Western Asset”) serves as a Specialist Manager for The Fixed Income Opportunity Portfolio, focusing on structured securities. Western Asset, the principal office of which is located at 385 E. Colorado Blvd., Pasadena, CA 91101, has provided investment management services for the Portfolio since July 29, 2014. As of June 30, 2016, Western Asset managed assets of $459.8 billion, of which approximately $260 billion represented assets of mutual funds. Western Asset is a corporation organized under the laws of California. Western Asset is a wholly owned subsidiary of Legg Mason, Inc. (“Legg Mason”), a registered investment adviser. Legg Mason is an NYSE-listed, independent asset management firm based in Baltimore, Maryland. The company went public in August 1983, and has not experienced a change in ownership since that date. Western Asset was originally founded and began providing investment management services in 1971. For its services to The Fixed Income Opportunity Portfolio, Western receives a fee at the annual rate of 0.75% of the average daily net assets of that portion of the Portfolio allocated to Western. During the fiscal year ended June 30, 2016, Western received a fee of 0.75% of the average daily net assets of The Fixed Income Opportunity Portfolio.

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Anup Agarwal and Harris A. Trifon. Mr. Agarwal has been the Head of MBS/ABS for Western Asset since 2013. Mr. S. Kenneth Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009.

HC Capital Trust

For More Information:

For more information about any of the Portfolios of HC Capital Trust, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:

The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustees basis for approval of the HC Capital Agreements and for approval of the Specialist Managers advisory agreements is available in the Trust’s annual report dated June 30, 2016.

Statement of Additional Information (“SAI”):

The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:

Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,

West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:

You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. You can also obtain these items from the Trust’s website at http://www.hccapitalsolutions.com.

Prospectus

Ticker Symbol
The Institutional Value Equity Portfolio	HCIVX
The Institutional Growth Equity Portfolio	HCIGX
The Institutional Small Capitalization – Mid Capitalization Equity Portfolio	HCSCX
The Real Estate Securities Portfolio	HCREX
The Commodity Returns Strategy Portfolio	HCCSX
The Institutional International Equity Portfolio	HCINX
The Emerging Markets Portfolio	HCEMX
The Core Fixed Income Portfolio	HCIIX
The Fixed Income Opportunity Portfolio	HCHYX
The U.S. Government Fixed Income Securities Portfolio	HCUSX
The Inflation Protected Securities Portfolio	HCPBX
The U.S. Corporate Fixed Income Securities Portfolio	HCXSX
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCASX

Institutional Portfolios

HC Strategic Shares

November 1, 2016

The Securities and Exchange Commission and

the Commodity Futures Trading Commission, have not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.

Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

For More Information	Back Cover

The Institutional Value Equity Portfolio

Investment Objective

The investment objective of The Institutional Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.19%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.29%
Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$30
3 Years	$93
5 Years	$163
10 Years	$368

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 67.08% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.0 billion and $26.3 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

2

The Institutional Value Equity Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

3

The Institutional Value Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
•

Value Investing Risk – An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

•

Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

4

The Institutional Value Equity Portfolio (continued)

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of

5

The Institutional Value Equity Portfolio (continued)

derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

6

The Institutional Value Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Institutional Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 18, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 10.53%.

Best quarter:	3rd Qtr. 2009	18.31%
Worst quarter:	3rd Qtr. 2011	-16.86%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since July 18, 2008
The Institutional Value Equity Portfolio
HC Strategic Shares
– Before Taxes	-2.81%	10.77%	7.11%
– After Taxes on Distributions	-6.44%	7.56%	4.91%
– After Taxes on Distributions and Sale of Portfolio Shares	0.39%	8.06%	5.33%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	7.76%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

7

The Institutional Value Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence Capital Management LLC (“Cadence”) Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”), and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein:    Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009. Cem Inal has co-managed the portion of the Portfolio allocated to AllianceBernstein since March, 2016.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy):    Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014 and Perry Li, CFA, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since June, 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

PIMCO:    Sudi Mariappa has managed the portion of the Portfolio allocated to PIMCO since January, 2015.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

8

The Institutional Growth Equity Portfolio

Investment Objective

The investment objective of The Institutional Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.20%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.29%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$30
3 Years	$93
5 Years	$163
10 Years	$368

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 37.43% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $2.0 billion and $26.3 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

9

The Institutional Growth Equity Portfolio (continued)

Additionally, a portion of the Portfolio may be managed using a more “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

10

The Institutional Growth Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Mid Cap Risk – Mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market

11

The Institutional Growth Equity Portfolio (continued)

practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

12

The Institutional Growth Equity Portfolio (continued)

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

13

The Institutional Growth Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Institutional Growth Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 8, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 7.82%.

Best quarter:	1st Qtr. 2012	15.20%
Worst quarter:	2nd Qtr. 2010	-12.58%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since August 8, 2008
The Institutional Growth Equity Portfolio
HC Strategic Shares
– Before Taxes	8.02%	13.82%	10.57%
– After Taxes on Distributions	3.01%	11.18%	8.79%
– After Taxes on Distributions and Sale of Portfolio Shares	8.37%	10.90%	8.45%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	10.17%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

14

The Institutional Growth Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”) and Sustainable Growth Advisors LP (“SGA”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison:    Kathleen A. McCarragher has managed the portion of the Portfolio allocated to Jennison since August, 2008.

Mellon Capital.    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy):    Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014 and Perry Li, CFA, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since June, 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

PIMCO:    Sudi Mariappa has managed the portion of the Portfolio allocated to PIMCO since January, 2015.

SGA:    George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

15

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio

Investment Objective

The investment objective of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio is to provide long-term capital appreciation.

Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.61%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.71%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$73
3 Years	$227
5 Years	$395
10 Years	$883

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance During the most recent fiscal year, the Portfolio’s turnover was 52.38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities of small-capitalization and mid-capitalization issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, a diversified investment company, is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” and/or “mid cap” issuers. The Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. As of July 31, 2016, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $133 million and $26.3 billion.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

16

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

17

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•	General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may

18

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

19

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Institutional Small Capitalization – Mid Capitalization Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on August 15, 2008. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 8.64%.

Best quarter:	2nd Qtr. 2009	19.99%
Worst quarter:	3rd Qtr. 2011	-20.63%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since August 15, 2008
The Institutional Small Capitalization – Mid Capitalization Equity Portfolio
HC Strategic Shares
– Before Taxes	-3.35%	9.45%	6.64%
– After Taxes on Distributions	-4.70%	7.58%	5.38%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.79%	7.33%	5.18%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	9.19%	7.22%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

20

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence Capital Management LLC (“Cadence”), Advisory Research, Inc. (“Advisory Research”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel:    David M. Maley, lead portfolio manager, and Kenneth E. Kuhrt, portfolio manager, have managed the portion of the Portfolio allocated to Ariel since February, 2014.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Advisory Research:    Andrew S. Cupps has managed the portion of the Portfolio allocated to Advisory Research since June, 2011*.

* Includes Mr. Cupps’ services with a previous Investment Subadviser.

Frontier:    Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since August, 2008. Andrew Bennett has managed the portion of the Portfolio allocated to Frontier since January 2014.

IronBridge:    Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since August, 2008, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital:    Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Pzena:    Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010 and Evan Fox has co-managed the portion of the Portfolio allocation to Pzena since August 2015.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

21

The Real Estate Securities Portfolio

Investment Objective

The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.68%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.78%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$80
3 Years	$249
5 Years	$433
10 Years	$966

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 51.03% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in fixed income securities, including debt securities, mortgage-backed securities and high yield debt (“junk bonds”). The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

22

The Real Estate Securities Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

23

The Real Estate Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

•

Non-Diversification Risk – The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

24

The Real Estate Securities Portfolio (continued)

•	Real Estate Investing Risk.

•

Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. To the extent that the Portfolio invests in REITs and real estate partnerships, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired REITs and real estate partnerships. Investments in REITs and real estate partnerships (if any) may cause a greater portion of the Portfolio’s distributions to be taxable as ordinary income.

•

Industry Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer

25

The Real Estate Securities Portfolio (continued)

may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

26

The Real Estate Securities Portfolio (continued)

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

27

The Real Estate Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each calendar year since the Portfolio’s inception on May 21, 2009 through December 31, 2013. Because the Portfolio was redeemed in full on June 30, 2013 and was reactivated on September 12, 2013, the performance information shown in the bar chart for 2013 reflects the combination of cumulative returns for each period when the Strategic Shares had operations. The performance table also shows the average annual total returns for the one- year, five- year and since inception periods (May 21, 2009) ended December 31, 2015 and reflects returns for the periods when the Strategic Shares had operations. Accordingly, the Portfolio’s performance in the bar chart and table may not be comparable to the performance of other mutual funds. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30. The 2013 return reflects the combination of cumulative returns for each period when the Strategic Shares had operations: 1/1/13 through 6/30/13 and 9/12/13 through 12/31/13.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 7.20%.

Best quarter:	4th Qtr. 2011	15.07%
Worst quarter:	3rd Qtr. 2011	-14.48%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year		Since May 21, 2009
The Real Estate Securities Portfolio
HC Strategic Shares
– Before Taxes	5.37%	14.06	%**	19.87	%***
– After Taxes on Distributions	1.84%	5.63	%**	12.76	%***
– After Taxes on Distributions and Sale of Portfolio Shares	4.80%	8.43	%**	14.01	%***
Dow-Jones US Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	4.46%†	12.21	%†	20.51	%†

** Represents annualized returns for the periods when the Strategic Shares had operations: 1/1/10 through 6/30/13 and 9/12/13 through 12/31/15.

*** Represents annualized returns for the periods when the Strategic Shares had operations: 5/21/09 through 6/30/13 and 9/12/13 through 12/31/15.

† Includes performance during the period when the Strategic Shares were inactive: 7/1/13 through 9/11/13. Returns for periods 1/1/13-6/30/13, 5/21/09-6/30/13 and 9/12/13-12/31/15 were 5.68%, 26.19% and 14.72%, respectively.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

28

The Real Estate Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric(Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Wellington Management:    Bradford D. Stoesser has managed the portion of the Portfolio allocated to Wellington Management since September 2010.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

29

The Commodity Returns Strategy Portfolio

Investment Objective

The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.

Fees and Expenses

The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.29%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.43%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$44
3 Years	$138
5 Years	$241
10 Years	$542

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 130.01% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, interest rate swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt

30

The Commodity Returns Strategy Portfolio (continued)

securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

31

The Commodity Returns Strategy Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Commodity-Related Investing Risks. Investment in commodity-related securities involves the following risks:

•

Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

32

The Commodity Returns Strategy Portfolio (continued)

•

Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

•

Industry Concentration Risk – The Portfolio concentrates its investments in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

•

Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.

•

Commodity-Related Investment Tax Risk – The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Portfolio from certain commodity-linked derivatives was treated as non-qualifying income, the Portfolio might fail to qualify as a regulated investment company and be subject to federal income tax at the Portfolio level. Should the Internal Revenue Service (“IRS”) issue guidance, or Congress enact legislation, that adversely affects the tax treatment of commodity-linked derivative instruments or the Subsidiaries, it could, among other consequences, limit the Portfolio’s ability to pursue its investment strategy. For example, in September, 2016, the IRS released guidance stating that it would no longer issue rulings on any matter relating to the treatment of an entity as a Regulated Investment Company (“RIC”) if the matter would require a determination of whether a financial instrument or position is a security under the 1940 Act. To date, the Portfolio has not invested in any commodity-linked notes or other commodity-linked derivatives at the Portfolio level, although it retains the ability to make such investments in the future provided that such investments will not disqualify it for tax treatment as a RIC (or unless the Board determines that such disqualification is in the best interests of shareholders).

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by

33

The Commodity Returns Strategy Portfolio (continued)

companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the

34

The Commodity Returns Strategy Portfolio (continued)

Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

35

The Commodity Returns Strategy Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Commodity Returns Strategy Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on June 8, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 17.93%.

Best quarter:	3rd Qtr. 2012	9.60%
Worst quarter:	3rd Qtr. 2011	-20.69%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since June 8, 2010
The Commodity Returns Strategy Portfolio
HC Strategic Shares
– Before Taxes	-20.57	-9.89%	-4.70%
– After Taxes on Distributions	-20.94%	-10.19%	-5.04%
– After Taxes on Distributions and Sale of Portfolio Shares	-11.33%	-7.04%	-3.38%
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)	-24.66%	-13.47%	-7.66%
50% Bloomberg Commodity Index Total Return & 50% MSCI ACWI Commodity Producers Index (reflects no deduction for fees, expenses or taxes)	-25.01%	-11.40%	-5.28%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

36

The Commodity Returns Strategy Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”) , Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

PIMCO:    Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

Vaughan Nelson: Steve Henriksen, Charles Ellis, Portfolio Manager and Blanca Garza-Bianco have co-managed the portion of the Portfolio allocated to Vaughan Nelson since March 2016.

Wellington Management:    Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June 2010. David Chang has managed a portion of the Portfolio allocated to Wellington Management since April 2011.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

37

The Institutional International Equity Portfolio

Investment Objective

The investment objective of The Institutional International Equity Portfolio is to maximize total return.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.26%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.36%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$37
3 Years	$116
5 Years	$202
10 Years	$456

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 43.96% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Under normal circumstances, the Portfolio will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40% of the Portfolio’s net assets will provide exposure to investments that are economically tied to non-U.S. countries. Although the Portfolio, a diversified investment company, may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in a foreign currency and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

38

The Institutional International Equity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

39

The Institutional International Equity Portfolio (continued)

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the

Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

40

The Institutional International Equity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 5.07%.

Best quarter:	3rd Qtr. 2010	16.22%
Worst quarter:	3rd Qtr. 2011	-20.97%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since November 20, 2009
The Institutional International Equity Portfolio
HC Strategic Shares
– Before Taxes	-3.11%	4.65%	5.68%
– After Taxes on Distributions	-5.06%	2.96%	4.26%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.53%	3.67%	4.55%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-0.81%	3.60%	4.49%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

41

The Institutional International Equity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan Partners”), Cadence Capital Management LLC (“Cadence”), Causeway Capital Management LLC (“Causeway”), City of London Investment Management Company Limited (“CLIM”), Lazard Asset Management LLC (“Lazard”), Parametric Portfolio Associates (“Parametric”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan Partners:    Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan Partners since November, 2009. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan Partners since February, 2012.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

Causeway:    Sarah H. Ketterer, Harry W. Hartford, James A. Doyle and Jonathan P. Eng have co-managed that portion of the Portfolio allocated to Causeway since November, 2009, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013, and Ellen Lee has co-managed that portion of the Portfolio allocated to Causeway since January 2015.

CLIM:    Michael Edmonds, James Millward and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Lazard:    Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have co-managed the portion of the Portfolio allocated to Lazard since September, 2011.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

42

The Emerging Markets Portfolio

Investment Objective

The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.39%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.60%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 40.02% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in emerging market countries. The Portfolio, a diversified investment company, invests primarily in the Morgan Stanley Capital International® Emerging Markets Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with

43

The Emerging Markets Portfolio (continued)

applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

44

The Emerging Markets Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk –As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

45

The Emerging Markets Portfolio (continued)

•

China Risk.    In addition to the risks listed above under “Emerging Market Securities,” investing in China presents additional risks including confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978. Chinese authorities may intervene in the China securities market and halt or suspend trading of securities for short or even longer periods of time. Recently, the China securities market has experienced considerable volatility and been subject to relatively frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, which could include securities held by a Portfolio.

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of secu-

rities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

46

The Emerging Markets Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 10, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 17.51%.

Best quarter:	3rd Qtr. 2010	18.88%
Worst quarter:	3rd Qtr. 2011	-24.13%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Year	Since December 10, 2009
The Emerging Markets Portfolio
HC Strategic Shares
– Before Taxes	-16.87%	-6.47%	-2.41%
– After Taxes on Distributions	-17.31%	-7.00%	-2.93%
– After Taxes on Distributions and Sale of Portfolio Shares	-9.10%	-4.65%	-1.69%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-14.92%	-4.81%	-0.79%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

47

The Emerging Markets Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence Capital Management LLC (“Cadence”), City of London Investment Management Company Limited (“CLIM”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and RBC Global Asset Management (UK) Limited (“RBC GAM”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM:    Warren Skillman has managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

CLIM:    Barry Olliff, Mark Dwyer and Oliver Marschner have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Mellon Capital:    Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

RBC GAM:    Philippe Langham, ACA, and Laurence Bensafi, CFA, have managed the portion of the Portfolio allocated to RBC since July, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

48

The Core Fixed Income Portfolio

Investment Objective

The investment objective of The Core Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.30%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 58.47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, invests predominantly in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio, a diversified investment company, may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Aggregate Bond Index, which range, as of June 30, 2016, was between

49

The Core Fixed Income Portfolio (continued)

five and ten years. The weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index as of June 30, 2016 was 7.77 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

50

The Core Fixed Income Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•

High Turnover Risk – High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income and does not retain its character as short-term capital gain in the hands of a shareholder.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S.

Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Asset-Backed/Mortgage Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

51

The Core Fixed Income Portfolio (continued)

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. Portfolio dividends derived from certain “private activity” municipal securities generally will constitute an item of tax preference includable in alternative minimum taxable income for both corporate and non-corporate taxpayers.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of

52

The Core Fixed Income Portfolio (continued)

derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may
not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

53

The Core Fixed Income Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Core Fixed Income Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 6.15%.

Best quarter:	3rd Qtr. 2009	4.49%
Worst quarter:	3rd Qtr. 2008	-2.91%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Ten Years
The Core Fixed Income Portfolio
HC Strategic Shares
– Before Taxes	-0.03%	3.03%	4.07%
– After Taxes on Distributions	-1.32%	1.70%	2.55%
– After Taxes on Distributions and Sale of Portfolio Shares	0.10%	1.92%	2.63%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

54

The Core Fixed Income Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Agincourt Capital Management, LLC (“Agincourt”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Agincourt:    L. Duncan Buoyer, CFA and B. Scott Marshall, CFA have co-managed the Portfolio since March, 2015.

Mellon Capital:    Gregg Lee has co-managed the Portfolio since December, 2010 and Paul Benson has co-managed the portion of the Portfolio allocated to Mellon Capital since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

55

The Fixed Income Opportunity Portfolio

Investment Objective

The investment objective of The Fixed Income Opportunity Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds.”

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.33%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.12%
Total Annual Portfolio Operating Expenses*	0.51%

* Restated to reflect current fees

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$52
3 Years	$164
5 Years	$285
10 Years	$640

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 66.76% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of net assets) in fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” Under normal circumstances, at least 50% of the Portfolio’s total assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have

56

The Fixed Income Opportunity Portfolio (continued)

varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2016, was between 2 and 12 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

57

The Fixed Income Opportunity Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Asset Backed/Mortgage Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

58

The Fixed Income Opportunity Portfolio (continued)

•

Floating Rate Loans Risk – The risks associated with floating rate loans are similar to the risks of below investment grade securities. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

•

Loan Participation Risk – Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Emerging Markets Risk – Risks associated with foreign investments, including option and futures

59

The Fixed Income Opportunity Portfolio (continued)

contracts, may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•

Risks Associated with Investments in Derivatives.     The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•	Other Risks

•

REIT Risk – REIT prices may fall because of the failure of borrowers to pay their loans and/or poor management. The value of REITs may also be affected by increases in property taxes and changes in tax laws and interest rates.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

60

The Fixed Income Opportunity Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Fixed Income Opportunity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 9.30%.

Best quarter:	2nd Qtr. 2009	11.28%
Worst quarter:	4th Qtr. 2008	-13.06%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Ten Years
The Fixed Income Opportunity Portfolio
HC Strategic Shares
– Before Taxes	-2.18%	5.25%	6.20%
– After Taxes on Distributions	-4.58%	2.44%	3.41%
– After Taxes on Distributions and Sale of Portfolio Shares	-1.12%	2.97%	3.70%
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	-2.72%	5.44%	6.59%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

61

The Fixed Income Opportunity Portfolio (continued)

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA has managed the Portfolio since June, 2013. Brad Conger, CFA has managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Western Asset Management Company (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

CLIM:    James Millward, Michael Edmonds and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since November, 2014.

Fort Washington:    Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012. Garrick Bauer has also co-managed this portion of the Portfolio since March, 2016.

Mellon Capital:    John DiRe, Manual Hayes and Stephanie Shu have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and Paul Benson has co-managed the portion of the Portfolio allocated to Mellon Capital since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Western Asset:    S. Kenneth Leech, Anup Agarwal and Harris Trifon have managed the portion of the Portfolio allocated to Western since July, 2014.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

62

The U.S. Government Fixed Income Securities Portfolio

Investment Objective

The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.19%

Example:    This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 50.10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index, which was 7.52 years as of June 30, 2016. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

63

The U.S. Government Fixed Income Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk –As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

64

The U.S. Government Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.     The chart and table below show how The U.S. Government Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 4.34%.

Best quarter:	3rd Qtr. 2011	5.82%
Worst quarter:	2nd Qtr. 2013	-1.97%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since December 6, 2010
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
– Before Taxes	0.73%	2.54%	2.27%
– After Taxes on Distributions	-0.14%	1.71%	1.45%
– After Taxes on Distributions and Sale of Portfolio Shares	0.56%	1.70%	1.50%
Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses or taxes)	0.86%	2.77%	2.49%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

65

The U.S. Government Fixed Income Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions (the “Adviser”) serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Mellon Capital Management Corporation (“Mellon Capital”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Mellon Capital:     Gregg Lee has co-managed the Portfolio since December, 2010 and Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers has also co-managed the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

66

The Inflation Protected Securities Portfolio

Investment Objective

The investment objective of The Inflation Protected Securities Portfolio is to provide inflation protection and income consistent with investment in inflation-indexed securities.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.09%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.15%

Example:    This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$15
3 Years	$48
5 Years	$85
10 Years	$192

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20.88% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of June 30, 2016, was between one and twenty years. The weighted average maturity of the Barclays US TIPS Index as of June 30, 2016 was 8.71 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries.

67

The Inflation Protected Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•	Deflation Risk – Deflation risk is the possibility that prices throughout the economy decline over time – the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses.

•

Inflation Indexed Bonds Risk – The principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

•

Inflation Indexed Bonds Tax Risk – Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In

68

The Inflation Protected Securities Portfolio (continued)

order to pay such distributions, the Portfolio may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

•

Non-Investment-Grade Securities – Non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3/P-2 by Moody’s Investors Service, Inc. (Moody’s) or below BBB–/A-2 by Standard & Poor’s) or are determined to be of comparable quality by the fund’s advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and they will generally involve more credit risk than securities in the investment-grade categories. Non-investment-grade securities generally provide greater income and opportunity for capital appreciation than higher quality securities, but they also typically entail greater price volatility and principal and income risk.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

69

The Inflation Protected Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The Inflation Protected Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on April 3, 2014. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 7.15%.

Best quarter:	1st Qtr. 2015	1.20%
Worst quarter:	3rd Qtr. 2015	-1.10%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Since April 3, 2014
The Inflation Protected Securities Portfolio
HC Strategic Shares
– Before Taxes	-1.71%	-0.19%
– After Taxes on Distributions	-1.79%	-0.61%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.97%	-0.33%
Barclays Capital U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes)	-1.44%	0.34%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

70

The Inflation Protected Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since its inception in February 2014. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Mellon Capital Management Corporation (“Mellon Capital”) is the Specialist Manager for the Portfolio.

Portfolio Managers:

Mellon Capital:    Wyatt Cerny has co-managed the Portfolio since the Portfolio’s inception in February 2014 and Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers has also co-managed the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

71

The U.S. Corporate Fixed Income Securities Portfolio

Investment Objective

The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.12%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.19%

Example:    This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 64.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general, the Portfolio invests predominantly in investment grade fixed income securities and will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Corporate Investment Grade Index, which range, as of June 30, 2016, was between one and twenty years. The weighted average maturity of the Barclays Capital U.S. Corporate Investment Grade Index as of June 30, 2016 was 10.90 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

72

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Municipal Bond Risk – The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable,

73

The U.S. Corporate Fixed Income Securities Portfolio (continued)

resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

74

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.    The chart and table below show how The U.S. Corporate Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 9.21%.

Best quarter:	3rd Qtr. 2011	4.37%
Worst quarter:	2nd Qtr. 2013	-4.03%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since December 6, 2010
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
– Before Taxes	-1.12%	4.03%	3.78%
– After Taxes on Distributions	-2.86%	2.30%	2.08%
– After Taxes on Distributions and Sale of Portfolio Shares	-0.38%	2.51%	2.33%
Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)	-0.68%	4.53%	4.37%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

75

The U.S. Corporate Fixed Income Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Agincourt Capital Management LLC (“Agincourt”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers

Agincourt:     L. Duncan Buoyer, CFA and B. Scott Marshall, CFA have co-managed the Portfolio since March, 2015.

Mellon Capital:    John DiRe, and Manuel Hayes have co-managed the Portfolio since August 2013 and Paul Benson has co-managed the portion of the Portfolio allocated to Mellon Capital since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

76

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Investment Objective

The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.21%

Example:    This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$22
3 Years	$68
5 Years	$118
10 Years	$268

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 15.24% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests predominantly in publicly issued, investment grade U.S. mortgage and asset backed securities and, in general, seeks to maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. Income from MBS, ABS, CMO, REMIC and SMBS investments of the Portfolio will be taxed as ordinary income when distributed to shareholders unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Securitized Index, which has a weighted average maturity of 5.00 years as of June 30, 2016 and can vary between three and eight years.

77

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

78

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•	Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

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The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

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The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Performance Bar Chart and Table

Performance.     The chart and table below show how The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2016 through September 30, 2016 (non-annualized) was 3.36%.

Best quarter:	2nd Qtr. 2011	2.25%
Worst quarter:	2nd Qtr. 2013	-1.91%

Average Annual Total Returns

(for the periods ended 12/31/15)

	One Year	Five Years	Since December 6, 2010
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
– Before Taxes	1.06%	2.69%	2.55%
– After Taxes on Distributions	-0.15%	1.43%	1.31%
– After Taxes on Distributions and Sale of Portfolio Shares	0.60%	1.54%	1.45%
Barclays Capital U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)	1.47%	3.02%	2.89%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

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The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (continued)

Investment Adviser

HC Capital Solutions serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadviser

Mellon Capital Management Corporation (“Mellon Capital”) is the Specialist Manager for the Portfolio.

Portfolio Managers

Mellon Capital:    Gregg Lee has co-managed the Portfolio since December, 2012 and Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers has also co-managed the Portfolio since November 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

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Summary of Other Important Information Regarding Portfolio Shares

Purchasing and Selling Your Shares

You may purchase HC Strategic Shares of the Portfolio only if you are an investor for whom Hirtle Callaghan & Co., LLC provides Chief Investment Officer services. HC Strategic Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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More Information About Fund Investments and Risks

The Institutional Value Equity Portfolio

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and exchange-traded funds in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein, Parametric and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The AllianceBernstein Investment Selection Process:

AllianceBernstein uses its fundamental research capabilities to distinguish companies that are undergoing temporary stress from those that deserve their depressed valuations, and the firm looks to exploit mispricings created by investor overreaction. The stock selection process for the Portfolio is research-driven and bottom-up, relying on a unique integration of fundamental and quantitative research. AllianceBernstein begins with a universe of approximately 650 large cap U.S. companies, including all those in the S&P 500 Index and the larger companies in the Russell 1000® Value Index. Research is focused on the best opportunities identified by the firm’s dividend discount model and its proprietary quantitative expected-return model. The firm’s team of fundamental analysts then develops explicit five-year forecasts of normalized earnings power, free cash flow, and balance-sheet strength for the stocks with the most attractive return prospects. The U.S. Value Investment Policy Group (IPG), consisting of Chief Investment Officers and Directors of Research, reviews the analysts’ forecasts to ensure that they are consistent and robust. The IPG ultimately selects stocks for the construction of a model portfolio, which individual portfolio managers implement to meet fund-specific parameters and client guidelines and constraints. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Index. The particular segments of the Russell 1000® Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell 1000® Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

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More Information About Fund Investments and Risks (continued)

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Value Index. The particular segments of the Russell 1000® Value Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Defensive Equity Strategy”, a “Liquidity Strategy” and a “Targeted Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts and/or exchange traded funds (ETFs). The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The PIMCO Investment Selection Process:

PIMCO employs an investment approach typically referred to as an enhanced-index strategy to attempt to outperform the S&P 500 Index (the “Index”), a widely used measure of the U.S. stock market. PIMCO generally invests in S&P 500 Index linked derivatives, such as futures contracts, which provide passive exposure to the return of the Index. It then fully collateralizes this exposure with an actively managed, short duration portfolio of fixed-income securities that offers the potential for excess returns relative to the Index. While most of the performance is driven by the passive stock exposure, PIMCO’s active management of the underlying bond collateral seeks to add incremental return above that of the Index.

The security and sector specific sources of the additional yield over money market rates in the portfolio will vary over time depending on PIMCO’s views of relative value in the fixed income market, although the yield premium from any given security will generally fall into one or more of four categories: liquidity premium, term premium, credit premium and volatility premium. Securities that have a modestly longer duration than the zero to three month term of the equity index futures contracts will generally provide incremental yield in the form of a term premium. In most market environments, PIMCO also attempts to capture both the credit yield premium provided by holding a portion of the fixed income portfolio in securities with some modest sensitivity to credit risk, like corporate bonds, and the volatility yield premium provided by holding high quality mortgage securities.

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More Information About Fund Investments and Risks (continued)

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional Growth Equity Portfolio

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings.

Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds that are convertible into common stock. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts, swaps and exchange-traded funds in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, Parametric, PIMCO and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Index. The particular segments of the Russell 1000® Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell 1000® Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000® Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

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The Jennison Investment Selection Process:

Jennison selects stocks on a company-by-company basis, driven by fundamental research. The bottom-up approach seeks to find companies that possess some or all of the following characteristics: above-average growth in units, revenues, cash flows, and earnings; a defendable competitive position; an enduring business franchise offering a differentiated product and/or service; as well as companies with a proven management team. It is also important for companies to have a robust balance sheet with a high or improving return on equity, return on assets or return on invested capital. Jennison will consider selling or reducing the weight of a position in the Portfolio if there is a change in a stock’s fundamentals that Jennison views as unfavorable; the stock reaches its full valuation; or a more attractive Portfolio candidate emerges.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of the one or more different segments of the Russell 1000® Growth Index. The particular segments of the Russell 1000® Growth Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the using three separate and distinct strategies: a “Defensive Equity Strategy” a “Liquidity Strategy” and a “Targeted Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The PIMCO Investment Selection Process:

PIMCO employs an investment approach typically referred to as an enhanced-index strategy to attempt to outperform the S&P 500 Index (the “Index”), a widely used measure of the U.S. stock market. PIMCO generally invests in S&P 500 Index linked derivatives, such as futures contracts, which provide passive exposure to the return of the Index. It then fully collateralizes this exposure with an actively managed, short duration portfolio of fixed-income securities that offers the potential for excess returns relative to the Index. While most of the performance is driven by the passive stock exposure, PIMCO’s active management of the underlying bond collateral seeks to add incremental return above that of the Index.

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The security and sector specific sources of the additional yield over money market rates in the portfolio will vary over time depending on PIMCO’s views of relative value in the fixed income market, although the yield premium from any given security will generally fall into one or more of four categories: liquidity premium, term premium, credit premium and volatility premium. Securities that have a modestly longer duration than the zero to three month term of the equity index futures contracts will generally provide incremental yield in the form of a term premium. In most market environments, PIMCO also attempts to capture both the credit yield premium provided by holding a portion of the fixed income portfolio in securities with some modest sensitivity to credit risk, like corporate bonds, and the volatility yield premium provided by holding high quality mortgage securities.

The SGA Investment Selection Process:

SGA seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom-up stock selection approach. SGA will sell a position if there is a fundamental deterioration in the company; sell or reduce a position that looks overpriced based on our valuation; or a new potential candidate becomes more attractive.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

Ariel, Advisory Research, Frontier, IronBridge, Parametric and Pzena, are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

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The Ariel Investment Selection Process:

Ariel’s investment selection process takes into account price to book ratios but includes a focus on the balance sheet of companies in the small capitalization universe. In analyzing the companies it follows, Ariel does not apply rigid criteria, but seeks to determine a company’s intrinsic value. The approach can be expected to skew Ariel’s investment picks to the lower end of the small cap universe. Although Ariel seeks to hold its positions for the longer term, Ariel will generally not sell as a result of short-term performance disappointments. Ariel will consider selling a security when it believes that a company’s fundamentals have deteriorated, a major shift in the competitive landscape has occurred or in the event that changes in management are believed to diminish the company’s ability to generate profits.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.

The Advisory Research Investment Selection Process:

Advisory Research believes earnings growth is the primary variable driving intermediate and long-term stock performance and Advisory Research therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Advisory Research uses a proprietary investment framework to evaluate the attractiveness of stocks. Advisory Research’ investment approach begins with fundamental analysis to determine valuation and then considers four additional perspectives that include both fundamental and technical disciplines to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.

The Frontier Investment Selection Process:

Frontier seeks to identify companies with unrecognized earning potential. Factors that may be relevant in the process include earnings per share, growth and price appreciation. Frontier’s investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

The IronBridge Investment Selection Process:

IronBridge uses a proprietary economic return framework to identify companies that are creating shareholder value at attractive prices. This involves a three step process. The first step identifies interesting possibilities that appear to have fundamental characteristics consistent with shareholder value creation. In implementing this step, IronBridge applies a proprietary classification methodology to a broad universe of smaller-cap stocks to determine where each company is in its life cycle and then applies a proprietary ranking system to each life cycle class to generate a list of potential buy candidates. Next, IronBridge analysts evaluate company specific “wealth creation” dynamics to determine whether each company that was ranked highly was so ranked due primarily to skill or to luck. This analysis incorporates an assessment of capital investment to determine whether it is creating or destroying shareholder value. Companies that are creating value due to highly skilled management are further analyzed to verify the quality of accounting and valuation model inputs, the quality of management and its board and an analysis of the company’s strategic position to determine whether the current wealth creation dynamics are sustainable and to evaluate

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the potential upside vs. downside potential of purchasing the shares. Companies that are run by highly skilled management teams where capital allocation is likely to result in sustained wealth creation where the payoff structure represents 2:1 are identified as “Buys.” Stocks are sold when the upside potential is no longer greater than the downside risk, when there is a significant change in the economic return trend or when one or more of the key drivers deteriorate. In addition, holdings are pared back when a position exceeds 5% of the portfolio, and/or to adhere to other portfolio risk controls related to sector and lifecycle weights. Other than trimming a stock that has appreciated beyond 5% of the portfolio, all stocks are reviewed prior to a sell decision being made.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The Pzena Investment Selection Process:

Pzena seeks to buy good businesses at low prices. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power and applies intensive fundamental research to these companies in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in a portfolio only when all five of the following criteria are met (1) the current valuation is low compared to the company’s normalized earnings power (2) current earnings are below historic norms (3) Pzena judges that the problems are temporary, (4) management has a viable strategy to generate earnings recovery, and (5) there is meaningful downside protection in case the earnings recovery does not materialize. At Pzena, we systematically sell any stock once it has reached the midpoint of our investment universe in terms of valuation. There are two ways a security can reach fair value – price appreciation or a reduction in its normal earnings estimate. In the latter case, a stock becomes more expensive at a given share price, making it a less attractive holding for the portfolio. In either case, we maintain our sell discipline. When we sell or trim a position we do actively look to reinvest the funds in a better valued position. In addition, if we find a security with return and risk characteristics superior to another in the portfolio, we will sell earlier.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings

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compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Real Estate Securities Portfolio

The Real Estate Securities Portfolio invests primarily in equity and debt securities of real estate companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities, high yield debt, and private placements. The Portfolio may invest both in companies which are located in emerging markets countries.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Parametric, and Wellington Management are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Dow Jones US Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded REITs and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. Further information about the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

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The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of these indices that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The Wellington Management Investment Selection Process:

Wellington Management attempts to provide attractive long-term total return by investing in companies with activities primarily in, or related to, commercial real estate development, operation, and ownership. The investment approach seeks to add value through independent, bottom-up, fundamental research, security selection and top-down sector weightings.

Individual company research begins by reviewing the quality, depth, and strategy of management. Wellington Management evaluates management’s ability to increase shareholder value and control risk and also seeks to identify companies with the following characteristics:

•	A disciplined investment strategy, coupled with a solid development and operating track record, and a clear understanding of their own cost of capital.

•	The ability to deliver high levels of same-unit rent growth and occupancy gains on a relative basis.

•	Strong and flexible balance sheets in terms of the ability to fund future acquisition growth and increase dividends.

•

Attractive relative valuations between the public and private markets in terms of (1) replacement cost and (2) earnings yield in the public market versus capitalization rates on private market transactions

Sector weights and geographic diversification are influenced by a top-down analysis of the real estate market. Top-down analysis is based on three broad components:

Macroeconomic trends.    Relevant trends affecting the supply and demand for real estate, demographic trends, employment growth, and building permit changes are monitored. Wellington Management also incorporates its long-term interest rate forecasts that affect both the cost of capital for real estate companies and the relative attractiveness of high yield stocks.

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Private real estate market trends.    The real estate market is predominantly privately owned and therefore this sector exhibits many commodity-like characteristics. Accordingly, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values.

Sector specific trends.    Wellington Management identifies important trends in retail, non-bank financials, health care, and other sectors within the market to anticipate the impact of those dynamics on real estate companies.

Sell criteria.    Wellington Management will consider selling a position when: a better opportunity exists on a risk-adjusted basis; price to net asset value is unattractive (subject to public/private market arbitrage), or security becomes fully priced on other valuation metrics (price to free cash flow growth plus dividend, IRR, dividend discount); management disappoints; fundamental trends of a company’s underlying assets are deteriorating; or company lacks further catalysts which will drive cash flow and/or NAV growth.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Commodity Returns Strategy Portfolio

Commodities are assets that have tangible properties, such as oil, gas, energy, precious metals, industrial metals and agricultural products. Commodity-related industries include, but are not limited to: (a) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources; and (b) companies that use commodities extensively in their products or provide services to commodity-related industries.

The Portfolio intends to invest in commodity-linked derivative instruments, in particular structured notes and futures contracts. The Portfolio will typically seek to gain exposure to the commodities markets by making direct investments in commodity-linked notes and by investing a portion of its assets in the Subsidiaries. The Portfolio may also seek to replicate the performance of a commodity index or structured note by investing in futures contracts. Commodity-linked structured notes and other commodity-linked derivative instruments (other than futures contracts) are hybrid instruments excluded from regulation under the Commodity Exchange Act (the “Act”). From time to time, the Portfolio may invest in instruments that are regulated under the Act. A hybrid instrument is a derivative instrument. Its value is derived from, or linked to, the value of another instrument or asset. Hybrid instruments have a higher risk of volatility and loss of principal. The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments.

The Portfolio will invest globally and may invest without limit in securities of non-U.S. issuers. The Portfolio may invest in securities of foreign issuers in foreign markets and in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and other depository receipts.

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Under normal market conditions, the Portfolio will invest in the securities of companies domiciled primarily in developed countries, but the equity portion of the Portfolio may invest up to 50% of its net assets in securities of companies domiciled in emerging markets countries.

The Portfolio may invest up to 20% of its assets in preferred securities of companies in commodity-related industries. The Portfolio will not invest more than 20% of its net assets in preferred stock rated below investment grade or unrated securities of comparable quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The Portfolio may also invest up to 15% of its net assets in illiquid securities.

Current net asset value per share for the Commodity Returns Strategy Portfolio can be obtained by calling 1-800-242-9596.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Parametric, PIMCO, Vaughan Nelson and Wellington Management are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Commodity Producers Index. The particular segments of the MSCI ACWI Commodity Producers Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI ACWI Commodity Producers Index is comprised of a global opportunity set of commodity producers in the energy, metal and agriculture sectors. Further information about the MSCI ACWI Commodity Producers Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI ACWI Commodity Producers Index.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Natural Resources Index. The particular segments of the MSCI ACWI Natural Resources Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements. Further information about the MSCI ACWI Natural Resources Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI ACWI Natural Resources Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

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In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The PIMCO Investment Selection Process:	The investment process for PIMCO’s commodity strategies involves two concurrent efforts: managing the commodities exposure and managing the collateral exposure.

PIMCO achieves commodity index exposure through total return index swaps and/or commodity futures. Swap trades are executed with multiple counterparties. Futures trades are executed with multiple brokers and cleared through the relevant commodity futures exchange. In either case, the implementation is managed in a way that seeks to minimize any potential impact on the swaps or futures markets as the positions are established.

When commodity index exposure is obtained, PIMCO integrates a range of commodity alpha strategies around the core index exposure. In order to implement a range of active commodity strategies, PIMCO uses multiple approaches to analyze commodity markets and investment opportunities. These include bottom-up fundamental analysis based on supply-demand balance and inventory projections models; top-down macro analysis; flow analysis which helps assess producer and consumer flows and speculative positioning to identify structural mispricings; and an analysis of potentially recurring structural risk premiums. The resulting strategies are comprised of fundamentally-driven directional views, as well as relative value trades, which include:

•	Modified Roll Strategies – actively rolling various futures contracts on days outside of the index-specified roll dates;

•

Calendar/Seasonality Strategies – actively managing commodity futures exposure across the forward curve in an effort to capitalize on inventory pressures, seasonal risk premiums, and other factors influencing the shape of the curves;

•	Substitution Strategies – actively substituting highly correlated contracts or products for others in an effort to tactically exploit relative value distortions; and

•	Volatility Strategies – actively identifying pockets of structurally rich commodity volatility to sell, whether caused by physical hedgers, futures, speculators, or Wall Street dealers.

PIMCO’s approach is to implement multiple, concurrent alpha strategies where no single trade dominates exposure. PIMCO proactively adjusts exposures based on the current and changing attractiveness of expected returns relative to risk.

The Vaughan Nelson Investment Selection Process

In making investment decisions for the Portfolio, Vaughan Nelson employs bottom-up fundamental analysis and achieves flexibility in fixed income portfolio construction through duration/yield curve positioning and opportunistic trading efficiencies to produce a value-oriented portfolio of energy/commodity sector fixed income securities. Vaughan Nelson tries to emphasize capital preservation relative to other opportunities within its investment universe and, therefore, focuses on companies’ balance sheets, short-term liquidity and asset bases. The sell discipline is driven by a combination of factors, including the realization of the investment objective, new risks materializing, credit quality deterioration or a better relative value opportunity is uncovered.

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The Wellington Management Investment Selection Process:	Wellington Management currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities” portion), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) other natural resource-based industries such as agriculture.

Portfolio weights across these natural resources sectors are driven by bottom up stock selection. Wellington Management uses fundamental research to identify companies with attractive growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections, and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Natural resources companies often operate in countries that are different from the country in which their securities trade. The country allocation is primarily a result of the security selection; however, an important element of this analysis is the economic and political dynamics of each of these countries.

Companies are typically sold from the Commodity Related Securities portion when they appreciate to the high-end of the team’s price range or as better opportunities become available. Names will also be sold as a result of fundamental shortfalls, including management’s inability to execute their stated strategy or a meaningful change in the strategy upon which Wellington Management had built its investment thesis.

The other strategy (the “Commodity Strategy”) employed by Wellington Management will be implemented primarily through one of the Subsidiaries. In the Commodity Strategy, Wellington Management invests in commodity-linked derivative instruments, such as swaps, futures and options, based on its initial research. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity’s historical price range. The investment universe is not constrained to the commodities held within the Commodity Related Securities strategy.

On the supply side, market structure and marginal supplier behavior influence short-term commodity prices. In the long-term, supply is driven by a producer’s outlook for a commodity. The outlook incorporates future price and cost projections, including capital expenditures required to replace machinery, add capacity, and explore for new reserves.

Through its analysis of supply and demand fundamentals, Wellington Management seeks to identify attractive investment opportunities in individual commodities.

The Commodity Strategy maintains diversified exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals and Agriculture & Livestock). Wellington Management manages exposure to these sectors based on its top-down view of the attractiveness of each sector, which is influenced by the outlook for global economic growth, global inflation pressure, and major currency relationships, as well as its bottom-up view on the attractiveness of each sector and the roll yield prevailing in the sector.

While there is no formally defined buy and sell discipline within the Commodities Strategy, Wellington Management will tend to sell or underweight commodities as they near or reach the top of our price range, and buy or overweight commodities as they near or reach the bottom of our price range.

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At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Institutional International Equity Portfolio

The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving “derivative instruments” – forward foreign currency exchange contracts, currency swaps or option or futures contracts – in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. The Portfolio may also invest in high-quality, short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Artisan Partners, Causeway, CLIM, Lazard and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Artisan Partners Investment Selection Process:

In selecting investments for the Portfolio, Artisan Partners employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

•

Themes.    Artisan Partners identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan Partners’ fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

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•

Sustainable Growth.    Artisan Partners applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan Partners seeks high quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

•

Valuation.    Artisan Partners uses multiple valuation metrics to establish a target price range. Artisan Partners assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation. The Portfolio may sell a security when Artisan Partners thinks the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Causeway Investment Selection Process:

Causeway follows a value style, performing fundamental research supplemented by quantitative analysis.    Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, Causeway then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. Causeway also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that Causeway buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound. Causeway considers whether a company has each of the following value characteristics when purchasing or selling securities in this strategy:

•	low price-to earnings ratio relative to the sector,

•	high yield relative to the market,

•	low price-to-book value ratio relative to the market,

•	low price-to-cash flow ratio relative to the market, and

•	financial strength.

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

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•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

The Lazard Investment Selection Process:

Portfolio management is done through a “bottom-up” stock selection process utilizing a series of proprietary measures to identify the most attractive stocks in each industry. Specific measures are customized by industry and designed to capture those that the manager believes most significantly influence the price performance of that industry. Mispricings within industries are identified by looking at relative measures including Price/Book, Free Cash Flow/Price, Return on Equity for each company. Future growth is evaluated by examining trends in sales and earnings, R&D expense, operating margins, cash flow growth and other measures. Market sentiment is gauged through stock price strength and sell side analyst projections. Finally, sustainable quality is gauged by measuring the strength of a company’s earnings and its internal ability to grow its business.

Stock selection within different industries is influenced by different specific factors.

Every stock in the strategy’s universe is ranked on a daily basis and an expected return for the stock is developed. Trades are made when one stock’s expected return net of transaction costs is sufficiently greater than an existing holding to warrant the trade. Portfolios are reviewed daily but trading typically is done on a bi-monthly basis unless unusual circumstances exist.

In construction and monitoring of the portfolio, the team pays careful attention to the risk exposures. The management team strives to avoid macro-economic bets and unintended exposures to capitalization, systematic risk (Beta) and dividend yield. The team makes sure that the portfolio is well diversified by industry, sector and region roughly in proportion to the benchmark.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

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At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Emerging Markets Portfolio

The Portfolio will diversify investments across several countries (typically at least 10) in order to reduce the volatility associated with specific markets. The number of countries in which the Portfolio invests will vary and may increase over time as the stock markets in other countries evolve. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries.

The Portfolio may invest in common and preferred equity securities, publicly traded in the United States or in foreign countries in developed or emerging markets, including initial public offerings. As collateral for derivative securities, the Portfolio may also invest in fixed income securities rated investment grade or better issued by U.S. companies. The Portfolio’s equity securities may be denominated in foreign currencies and may be held outside the United States. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the Portfolio may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

The Portfolio invests primarily in the MSCI EM Index countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest.

Specialist Managers.    A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. TBCAM, CLIM, Parametric and RBC GAM are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The TBCAM Investment Selection Process:

TBCAM seeks to purchase undervalued securities that have strong fundamentals and a compelling catalyst for business improvement, a process that has yielded a portfolio that has outperformed the MSCI EM Index over full market cycles. Additionally, TBCAM’s consistent sell discipline trims and then eliminates outperforming securities that become expensive relative to the market, which has proven to add value in what has historically been a more volatile asset class than the developed markets.

The Cadence Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Cadences investments are determined by the Adviser in consultation with Cadence. The

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MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EM Index.

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

The Mellon Capital Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Portfolio’s returns may vary from the returns of the MSCI EM Index.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The RBC GAM Investment Selection Process

The RBC GAM Emerging Markets Equity team believes that companies with a sustainably high cash flow return on investment (CFROI®) produce superior returns and seeks to identify and invest in such companies. There are three components RBC GAM looks for when selecting securities for this strategy: 1) Strong management; 2) Quality franchises; and 3) Sustainability. The

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strategy emphasizes quality and long-term growth at a reasonable price, combining a fundamental bottom-up approach to stock selection with a top-down macroeconomic overlay driven by long-term secular themes. RBC GAM generally sells stocks under the following circumstances: 1)The investment case has changed; 2) The valuation has increased to a level that supports realization of the profit; or 3) A better stock has been found.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

The Core Fixed Income Portfolio

The Portfolio, under normal circumstances, will invest at least 80% of its net assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio may invest a substantial portion of its total assets in mortgage-backed and asset-backed issues. Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200%/annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which is taxed as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments”, including, but not limited to, futures, forwards, options and options on futures both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

Specialist Managers.    Agincourt and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Agincourt Investment Selection Process:

In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

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The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index or the components thereof. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the index.

The Fixed Income Opportunity Portfolio

A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the applicable Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted above and more fully discussed later in this Prospectus and in the Trust’s Statement of Additional Information. The Portfolio does not generally purchase “distressed” securities. The Portfolio may also acquire other fixed income securities, as indicated in the table of permissible investments set forth in the Statement of Additional Information. Such securities may include: collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (CDO investments are expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans.

The Portfolio may also invest in U.S. government securities, including but not limited to Treasuries, Agencies and Commercial Paper. Subject to the requirements under the Investment Company Act of 1940 (the “Investment Company Act”), the Portfolio may also hold shares of other investment companies, including investment companies that invest in high yield securities and floating rate debt securities. The Portfolio may hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities and loans. Purchases and sales of securities and loans may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments”, including, but not limited to, futures, forwards, options and options on futures both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Credit Suisse High Yield Index (“CS High Yield Index”), an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Manager actively manages the interest rate risk of the Portfolio relative to this benchmark.

Specialist Managers.    CLIM, Fort Washington, Mellon Capital, Parametric and Western Asset currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The CLIM Investment Selection Process:

CLIM attempts to achieve above average long-term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•	The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

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•	The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•	The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•	Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

The Fort Washington Investment Selection Process:

Fort Washington combines a top down, risk control approach with a bottom up credit analysis approach. The first three steps of the process are iterative, top down steps that help reduce downside risk while improving the risk return tradeoff of the portfolio. Fort Washington then narrows the universe to a smaller subset that it believes has the most appropriate upside-downside trade-off. To this smaller universe of securities, Fort Washington applies an analysis that focuses on a variety of critical credit variables.

With respect to the top down process, the High Yield team screens the universe from a top-down perspective by focusing on those industries that are more stable and predictable while avoiding industries characterized by excessive volatility and cyclicality. Preference is given to industries with rational competition and profiles suitable for leverage. With respect to the bottom up process, once a new credit opportunity that meets the strategy’s initial quality and risk/reward screening criteria is identified, its viability is assessed before moving on to in-depth research on the credit. An issuer which passes this initial screen is then subjected to a bottom-up credit selection process. Ft. Washington employs individual security credit analysis as well as relative value analysis for the credit’s sector and the high yield market.

The team exits positions that they feel have developed considerable downside risk. Positions are monitored for any adverse credit development which may trigger the sale or reassessment of the security. These developments are typically caused by a change in the economic outlook, a change in the credit’s outlook, or a negative or questionable change in the company’s management. Other factors that initiate a review and potential sale of a security include: a drop in the price of a security of 10 points versus the market, a decline in company fundamentals or an abrupt change in company management.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures. The decision making process is primarily driven by the outputs of our models, which the investment team uses to identify the optimal term structure and sector allocation while managing risk and generating consistent performance. The portfolio managers ultimately make buy and sell decisions in reference to the model recommendations, and their decision must be approved by a senior member of the team.

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy”.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

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The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

The Western Asset Investment Selection Process:

Western Asset’s structured product philosophy combines a traditional fundamental value orientation with bottom-up credit research. Western Asset believes inefficiencies exist in the structured product market and attempts to add incremental value by exploiting these inefficiencies across all eligible market sectors. Western Asset believes RMBS and CMBS still trade at wider spreads compared to similar risk assets due to structural and collateral complexities, limited eligible investors, less liquidity than perceived higher quality assets, and lingering higher risk premiums left over from the 2008 financial market crisis.

The strategic goal at Western Asset is to add value to the portfolio while adhering to a disciplined risk control process by combining traditional analysis with proprietary technology applied to all sectors of the market. The key areas of focus are:

•	Sector & Sub-Sector Allocation

•	Issue Selection

•	Duration/Term Structure

Sector & Sub-Sector Allocation – Western Asset rotates among and within sectors of the bond market, preferring non-government sectors because they typically offer higher relative yields and have tended to outperform the broad markets over long market cycles. Western Asset studies historical yield spreads, identifies the fundamental factors that influence yield spread relationships, and relates these findings to the Firm’s projections to determine attractive alternatives.

Issue Selection – Issue selection is a bottom-up process to determine mispriced or undervalued securities. Western Asset engages in an ongoing assessment of changing credit characteristics. Also assessed are newly issued securities. Western Asset uses these analyses, to select issues opportunistically.

Term Structure – Western Asset closely monitors shifts in the yield curve, for the relationship between short, intermediate and long maturity securities is essential to constructing a long-term investment horizon. Western Asset determines the implications of the yield curve’s shape, along with projections of Fed policy and market expectations, to formulate a yield curve strategy.

At times, the Adviser may also directly manage a portion of the Portfolio’s assets. The Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in the Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser seeks to implement the exposure with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure relying on their trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

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The U.S. Government Fixed Income Securities Portfolio

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in derivative instruments, including fixed income futures contracts, fixed income options, interest rate swaps, total return swaps and credit default swaps. Such investments may be made to: invest in an asset class with greater efficiency and lower cost; add value when such instruments are attractively priced; adjust sensitivity to changes in interest rates; or adjust the overall credit risk of the Portfolio. Losses (or gains) involving futures contracts can sometimes be substantial.

Specialist Manager.    Mellon Capital currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector. Buy and sell decisions are based primarily on portfolio characteristic misweights. When purchasing securities, portfolio managers select a bond that is perceived to be relatively less expensive compared to similar issues. When selling securities, portfolio managers select an issue that is perceived to be relatively overpriced. Other analytics and the expertise and judgment of the investment professionals are incorporated into the process.

The Inflation Protected Securities Portfolio

The Portfolio is designed to provide an income yield that exceeds inflation over the long-term. In periods of extreme deflation, however, the Portfolio may have no income to distribute.

Up to 20% of the total assets of the Portfolio may be invested in income-producing securities other than inflation-indexed securities, such as corporate debt obligations, U.S. government and agency bonds, short-term fixed income investments and mortgage dollar rolls. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Manager.    Mellon Capital currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach that seeks to gain exposure to the Barclays Inflation-Linked Indices either through full replication or stratified sampling. The stratified sampling approach begins by identifying and isolating the major components (and in the case of international inflation-linked bonds also countries and currencies) and assessing the key characteristics of an index. After analyzing these factors Mellon Capital then invests in securities designed to gain exposure to these different components, and that have characteristics that are similar to those that are found in the index. In this process, Mellon Capital employs a top-down stratified sampling methodology to replicate the overall index characteristics in a risk-controlled manner that focuses on issue specific risk and liquidity in order to efficiently and cost effectively gain exposure to inflation protected securities.

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The U.S. Corporate Fixed Income Securities Portfolio

The Portfolio invests at least 80% of its net assets in investment-grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in Treasury obligations, including TIPS, agency debt, sovereign debt and other corporate obligations, including Yankee Bonds, 144A securities, preferred stock and trust preferred/capital notes.

Specialist Managers.    Agincourt and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Agincourt Investment Selection Process:

In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures. The decision making process is primarily driven by the outputs of our models, which the investment team uses to identify the optimal term structure and sector allocation while managing risk and generating consistent performance. The portfolio managers ultimately make buy and sell decisions in reference to the model recommendations, and their decision must be approved by a senior member of the team.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Portfolio invests at least 80% of its net assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may use futures, options and/or swaps in order to manage duration, yield curve and sector risk, or as a substitute for cash securities. The Portfolio may also purchase private placement or Rule 144A securities. Up to 5% of the Portfolio’s assets may be held in securities which were rated as investment-grade when purchased, but have since been downgraded. The Portfolio may purchase securities on a when-issued basis or for forward delivery and may enter into repurchase agreements.

Specialist Manager.    Mellon Capital currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process:

Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector. Buy and sell

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decisions are based primarily on portfolio characteristic misweights. When purchasing securities, portfolio managers select a bond that is perceived to be relatively less expensive compared to similar issues. When selling securities, portfolio managers select an issue that is perceived to be relatively overpriced. Other analytics and the expertise and judgment of the investment professionals are incorporated into the process.

Investment Risks and Strategies

The following is a summary of the types of investments that the Trust’s Portfolios may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of each Portfolio’s securities, appears in the Statement of Additional Information.

About Benchmarks and Index Investing.    The benchmarks for The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio are the Russell 1000® Value Index, the Russell 1000® Growth Index and the Russell 2000® Index (or substyle indices), respectively. These indexes are among those indexes produced by Russell Investments (“Russell”) and, like many of the indexes in this group, are based on the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market cap-weighted. During the second quarter of each year, Russell’s U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual “reconstitution” re-ranks each company, establishing the year’s new index membership. The newly adjusted index membership takes effect at the market close on the fourth Friday in June, and remains in place until the following year’s reconstitution process. The Russell indexes referenced above include common stocks issued by companies domiciled in the United States or its territories as well as non-U.S. domiciled companies.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Value Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Growth Index is designed to measure the performance of those companies included in the Russell 2000® Index that have relatively higher price-to-book ratios and higher forecasted growth values.

The “Small” and “Medium” companies in the Russell 3000® Index represent approximately 35.8% of the total market capitalization of the Russell 3000® Index.

The benchmark for The Institutional International Equity Portfolio is the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”) and the benchmark for The Emerging Markets Portfolios is the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”). The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2016, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June, 2016, the MSCI EM Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

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The benchmark for The Real Estate Securities Portfolio is the Dow Jones US Select REIT Index. The Dow Jones US Select REIT Index (“REIT Index”) is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded real estate investment trusts (“REITs”) and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960.

The benchmark for The Commodity Returns Strategy Portfolio is the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Commodity Returns Strategy Portfolio also measures its performance against a blend of 50% Bloomberg Commodity Index Total Return and 50% MSCI ACWI Commodity Producers Index, as this blended benchmark more closely represents the Portfolio’s investment strategy. The MSCI ACWI Commodity Producers Index is comprised of a global opportunity set of commodity producers in the energy, metal and agriculture sectors. A portion of The Commodity Returns Strategy Portfolio is also managed with reference to the MSCI ACWI Natural Resources Index. The MSCI ACWI Natural Resources Index is comprised of a global set of stocks engaged in the extraction and production of natural resources.

The indexes noted above are used by the Board of Trustees and by the Adviser as one standard against which to measure the performance of the Specialist Managers to whom assets of the various Equity Portfolios have been allocated. In addition, a portion of the assets of The Institutional Value Equity, The Institutional Growth Equity, The Institutional Small Capitalization – Mid Capitalization Equity, The Institutional International Equity, The Emerging Markets, The Real Estate Securities and The Commodity Returns Strategy Portfolios (the “Index Accounts”) are allocated to Specialist Managers who are committed to investing assets allocated to them in a manner that attempts to replicate the performance of the appropriate benchmark index or subsets of these indices. This passive investment style differs from the active management investment techniques used by the Trust’s other Specialist Managers. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a specific stock index or the selected subset thereof.

Securities will be acquired in proportion to their weighting in the relevant index. Under certain circumstances, it may not be possible for an Index Account to acquire all securities included in the relevant index. (or its identified subset). This might occur, for example, in the event that an included security is issued by one of the Trust’s Specialist Managers or if there is insufficient trading activity in an included security for any reason. To the extent that all securities included in the appropriate index cannot be purchased, the Specialist Manager will purchase a representative sample of other included securities in proportion to their weightings. It is anticipated that these investment methods will result in a close correlation between the performance of the Index Accounts and the performance of the relevant index in both rising and falling markets, and every effort will be made to achieve a correlation of at least 0.95, before deduction of the expenses associated with the management of the respective Index Accounts and the Portfolio of which they are a part. A correlation of 1.00 would represent a perfect correlation between the performance of an Index Account and the relevant index(or its identified subset). Investors should be aware, however, that while use of an index investment approach may limit an investor’s losses (before expenses) to those experienced in the overall securities markets as represented by the relevant index, it is also the case that an investor gives up the potential to achieve return in rising markets in excess of the return achieved by the benchmark index.

About Equity Securities.    The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common stock, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common stock or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk.    IPO holding is the practice of participating in an initial public offering (IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which a Portfolio can participate. Even when the Portfolio

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requests to participate in an IPO, there is no guarantee that a Portfolio will receive an allotment of shares in an IPO sufficient to satisfy a Portfolio’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk.    IPO trading is the practice of participating in an initial public offering (IPO) and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the Portfolio’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if a Portfolio purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

Small Company Risk.    Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.    Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign fixed income securities are subject to the same risks as other fixed income securities (as described below). Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; including internal or external economic sanctions; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes is recoverable in the form of a U.S. foreign tax credit, the non-recovered portion of foreign withholding taxes will reduce a Portfolio’s performance. Further, in June, 2016, the United Kingdom voted to withdraw from the European Union. There is also the possibility that and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Foreign Currency Risk.    The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Foreign Government Securities.    Foreign governments, as well as supranational or quasi-governmental entities, such as the World Bank, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity’s ability or willingness to repay principal and interest due in a timely manner may be affected not only by economic factors but also by political circumstances either internationally or in the relevant region. These risks extend to debt obligations, such as “Brady Bonds,” that were created as part of the restructuring of commercial bank loans to entities (including foreign governments) in emerging market countries. Brady Bonds may be collateralized or not and may be issued in various currencies, although most are U.S. dollar denominated.

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Emerging Market Securities.    Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities.    Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities and event-linked bonds and delayed funding loans, as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.    Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

Call/Prepayment Risk and Extension Risk.    Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, a Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues – securities backed by pools of loans – payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk.    Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. and/or Fitch Ratings, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Income Portfolios if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Inflation Indexed Securities.    Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security (IIS) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature, given that inflation has typically occurred. There have, however, been periods of deflation. Importantly, in the event

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of deflation, the U.S. Treasury has guaranteed that it will repay at least the face value of an IIS issued by the U.S. government. Inflation measurement and adjustment for an IIS have two important features. There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects IIS valuations throughout the month of March. In addition, the inflation index used is the non-seasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Portfolio’s income level to fluctuate.

Inflation-indexed securities are designed to provide a “real rate of return” – a return after adjusting for the impact of inflation. Inflation – a rise in the general price level – erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long-term. This is because interest earned depends on the amount of principal invested, and that principal won’t grow with inflation if the investor does not reinvest the principal adjustment paid out as part of a fund’s income distributions.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on an IIS are adjusted for inflation and, therefore, aren’t affected meaningfully by inflation expectations. This leaves only real rates to influence the price of an IIS. A rise in real rates will cause the price of an IIS to fall, while a decline in real rates will boost the price of an IIS.

Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

Any increase in the principal amount of an IIS may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual distributions to investors that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to investors. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to investors in the taxable year as income to be characterized as a return of capital.

Risk Factors Relating to High Yield or “Junk” Bonds.    Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. The Portfolios will not generally purchase “distressed” securities.

When-issued Securities.    Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities.    Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include

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guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls.    Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Floating Rate Loans and Loan Participations.    The Fixed Income Opportunity Portfolio may invest in floating rate loans and loan participations. These instruments – which include first and second lien senior floating rate loans and other floating rate debt securities – generally consist of loans made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates on these loans are most often floating, not fixed,

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and are tied to a benchmark lending rate (such as the London Interbank Offered Rate or “LIBOR”). Because the interest rate of floating rate loans adjusts periodically, interest rate risk is lower on floating rate loans than on fixed rate loans. Additionally, to the extent that the Portfolio invests in senior loans to non-U.S. borrowers, the Portfolio may be subject to the risks associated with any foreign investments (summarized above). The Portfolio may also acquire junior debt securities or securities with a lien on collateral lower than a senior claim on collateral. The risks associated with floating rate loans are similar to the risks of below investment grade securities although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured; although one lending institution will often be required to monitor the collateral. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may also invest in loan participations, by which the Portfolio has the right to receive payments of principal, interest and fees from an intermediary (typically a bank, financial institution or lending syndicate) that has a direct contractual relationship with a borrower. Absent a direct contractual relationship with the borrower, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the underlying loan. As a result, the Portfolio may be exposed to the credit risk of both the borrower and the intermediary offering the participation. Additionally, investment in loan participation interests may result in increased exposure to financial services sector risk. The Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid and may have limited or no right to vote on changes that may be made to the underlying loan agreement. The Portfolio may also purchase loan assignments from an agent bank or other member of a lending syndicate. Such investments may involve risks in addition to those noted above, for example, if a loan is foreclosed, the Portfolio could become part owner of any collateral and would bear the costs and liability associated with such ownership.

Securities Purchased At Discount.    Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Real Estate Investments

Real Estate Investment Trusts (“REITs”).    REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers and derive income primarily from the collection of rents and/or interest income. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Portfolio and certain other of the Portfolios that may invest in REITs will indirectly bear their respective proportionate share of expenses incurred by REITs in which each invests in addition to the expenses incurred directly by that Portfolio.

REITs can generally be classified as Equity REITs, Mortgage REITs, Hybrid REITs and REOC’s. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

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The Real Estate Securities Portfolio will not invest in real estate directly, but only in securities issued by real estate or real estate related companies. However, because of its policy of concentration in the securities of companies in the real estate industry, The Real Estate Securities Portfolio is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates

Thus, the value of The Real Estate Securities Portfolio’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Furthermore, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

About Cash Management Practices.    Except with respect to the Index Accounts, a Specialist Manager may seek to maintain liquidity pending investment by investing assets allocated to it in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolios may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization and/or money market funds. The Portfolios may also invest in short-term time deposits. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the Portfolio may invest assets in short-term money market instruments during a startup or transition period while the Specialist Manager receiving the assets determines appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of a Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the affected Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

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About Derivative Strategies.    Except with respect to the Index Accounts, a Specialist Manager may, but is not obligated to, use certain strategies (“Derivative Strategies”) on behalf of a Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, each Specialist Manager, including a Specialist Manager responsible for an Index Account, may use Derivative Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Equity Portfolios (except the Index Accounts) and the Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The Institutional International Equity, Emerging Markets, Inflation Protected Securities and Commodity Returns Strategy Portfolios may, but are not obligated to, use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by these Portfolios are denominated.

The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio may also use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which the foreign securities held by these Portfolios are denominated. In addition, these Portfolios, along with The Commodity Returns Strategy Portfolio, The Institutional Growth Portfolio, The Short-Term Municipal Bond Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Government Corporate Fixed Income Securities Portfolio and The U.S. Government Mortgage/Asset Backed Fixed Income Securities Portfolio may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” of underlying instrument. Payments may be based on currencies, interest rates, securities indexes, commodity indexes or other reference rates. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.

Use of the instruments noted above (collectively, “Derivative Instruments”) must be consistent with a Portfolio’s investment objective and policies (and, in the case of the Index Accounts, the indexing strategy described earlier in this Prospectus). The Portfolios may, with the exception of The Commodity Returns Strategy Portfolio, not use Derivative Instruments for speculative purposes. No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Derivative Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that a Specialist Manager will use any Derivative Strategies, a particular Derivative Strategy or a particular Derivative Instrument. However, there are certain overall considerations to be aware of in connection with the use of Derivative Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Derivative Instruments is sometimes intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Derivative Strategy does not occur, it may be that the Portfolio employing such Derivative Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable derivative transactions may not be available in all circumstances. Derivative Strategies can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates change in unexpected ways and a Portfolio may suffer losses disproportionate to the amount of its investments in these instruments. Liquid markets do not always exist for certain derivative instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. Valuation of derivatives may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the

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U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In addition, changes in government regulation of derivatives could affect the character, timing and amount of the Portfolio’s taxable income or gains. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

About Other Permitted Instruments

Borrowing and Lending.    Each of the Portfolios may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio’s total assets. To avoid potential leveraging effects of a Portfolio’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of a Portfolio’s total assets. Each of the Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. No Portfolio will enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

Liquidity Risk.    Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the price that would normally prevail in the market at the time at which a Portfolio desires to sell. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.    Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies

The Adviser or the Specialist Managers may also acquire, on behalf of a Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. Each Portfolio may invest in these instruments to achieve market exposure to its respective asset class, including when direct investment in securities in accordance with the investment policies of the relevant Portfolio is pending, to hedge against the relative value of the securities in which an acquiring Portfolio primarily invests, or to facilitate the management of cash flows in or out of that Portfolio. Other investment company securities that may be acquired by a Portfolio include those of investment companies which invest in short-term money market instruments. Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolios may invest in ETFs. Such ETFs are unaffiliated with the Trust.

Many ETFs seek to replicate the performance of a securities market index or a group of securities markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when

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purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In particular, the Portfolio may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

Additionally, the Real Estate Securities Portfolio may invest up to 100% of its assets in ETFs that invest in the securities of real estate related companies in reliance on provisions of the Investment Company Act that permit such investments so long as the investing fund, together with any affiliates, does not own more than 3% of the outstanding voting securities of the acquired fund. When relying on these provisions, the Real Estate Securities Portfolio is required to vote all proxies of the funds it owns in the same proportion as the vote of all other holders of such securities.

Disclosure of Portfolio Holdings

A complete list of each Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolios’ policies and procedures with respect to disclosure of the Portfolios’ securities is provided in the Trust’s Statement of Additional Information (“SAI”).

Fund Management

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.

Advisory Services

HC Capital Solutions.    HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreements (“HC Capital Agreements”) with the Trust. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Under the HC Capital Agreements the Adviser has direct authority to invest and reinvest the Trust’s assets and, although it is not generally responsible for day-to-day investment decisions for the Trust or its Portfolios, it may at times directly manage a Portfolio’s cash and investments in ETFs. The Adviser is responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios. Each of the Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Adviser may, from time to time, reallocate the assets of a multi-manager Portfolio among Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. The Adviser is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.

As part of its oversight responsibilities, the Adviser seeks to manage overall active portfolio risk. In connection with this effort, the Adviser may, from time to time, determine that, as a result of investment decisions in actively managed portions of a Portfolio, the overall Portfolio is underweight with respect to a specific market segment represented in the designated benchmark index. If, in the Adviser’s judgment, it is appropriate to do so from a portfolio management perspective, the Adviser may direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that replicates a subset of the market segment that, in the Adviser’s judgment, is not represented as desired in the Portfolio as a whole. The companies represented in the subset (“Subset Components”) will be determined by the Specialist Manager responsible for the “indexed” portion of the Portfolio. By way of example, application of the investment process of an active

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manager may result in a decision to limit investments in higher yielding stocks. Taking into account the Portfolio’s overall structure, however, the Adviser may determine that a Portfolio is disproportionately underweight in higher yielding stocks from a total portfolio management perspective. Under such circumstances, the Adviser may (but is not required to) direct that a portion of those assets allocated to the “passive” or “index” investment approach be invested in a manner that captures the performance of higher yielding stocks.

The Trust has been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

With respect to the Commodity Returns Strategy Portfolio, the Adviser is also registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to that Portfolio. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Portfolio’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses. The CFTC has neither reviewed nor approved the Portfolio, its investment strategies or this prospectus. In addition, with respect to the Commodity Returns Strategy Portfolio, the Adviser is relying upon an exemption from registration as a “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

With respect to each Portfolio other than The Commodity Returns Strategy Portfolio (each, an “Excluded Portfolio”), the Adviser has claimed an exclusion from the definition of CPO under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Excluded Portfolios, the Adviser is relying upon a related exclusion from the definition of CTA under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require each Excluded Portfolio, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards as described in the Statement of Additional Information. Because the Adviser and the Excluded Portfolios intend to comply with the terms of the CPO exclusion, an Excluded Portfolio may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Excluded Portfolios are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Excluded Portfolios, their investment strategies or this prospectus.

Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreements, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of June 30, 2016, approximately $23.9 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Thomas Cowhey, CFA, Mr. Brad Conger, CFA and Mr. Scott Jacobson, CFA act as portfolio managers for each Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000. Mr. Conger is a Vice President at the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors. Mr. Jacobson is a Capital Allocation Investment Strategist for the Adviser and has been with the Adviser since 2015. Prior to joining the Adviser, Mr. Jacobson served as a Managing Director at Wedbush Securities, Inc., a Consultant for ClearVol Capital Management, LLC and the Head of Derivative Strategy at Sanford C. Bernstein & Co., LLC.

Specialist Managers.    Day-to-day investment decisions for each of the Portfolios are the responsibility of one or more Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the respective Portfolios, and subject to the general supervision of the Trust’s Board of Trustees, each of the Specialist

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Managers is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for those portions of the Portfolios they serve for which they are responsible.

In the case of those Portfolios that are served by more than one Specialist Manager, the Adviser is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. The Adviser may increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so, in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent 0% and one hundred percent 100% of a Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a Portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selection processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

The following is information on how the management fees were calculated for each of the Portfolios:

The Institutional Value Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 28% AllianceBernstein, 40% Cadence, 0% PIMCO, 0% Mellon Capital, 19% Parametric’s Liquidity Strategy, 0% Parametric’s Defensive Equity Strategy, 8% Parametric’s Targeted Strategy and 5% HC Capital Solutions.

The Institutional Growth Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 21% SGA, 0% Cadence, 17% Jennison, 0% PIMCO, 32% Mellon Capital, 18% Parametric’s Liquidity Strategy, 0% Parametric’s Defensive Equity Strategy, 7% Parametric’s Targeted Strategy and 5% HC Capital Solutions.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 0% Ariel, 36% IronBridge, 29% Frontier, 13% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 5% Pzena, 0% Cadence, 1% Mellon Capital, 14% Cupps1/Advisory Research and 2% HC Capital Solutions.

The Real Estate Securities Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 90% Wellington Management, 0% Cadence, 0% Mellon Capital, 4% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy and 6% HC Capital Solutions.

The Commodity Returns Strategy Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 25% Wellington Management Global Natural Resources strategy, 2% Wellington Management Commodity strategy, 15% Parametric’s Liquidity Strategy, 2% Parametric’s Targeted Strategy, 2% PIMCO, 0% Cadence, 2% Vaughan Nelson, 47% Mellon Capital and 5% HC Capital Solutions.

The Institutional International Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 2% Capital Guardian Trust Company1, 11% Causeway, 8% Artisan Partners, 10% Lazard, 57% Cadence, 0% CLIM, 4% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 5% Mellon Capital and 3% HC Capital Solutions.

1

Cupps was terminated as a Specialist Manager on September 30, 2016 and replaced by Advisory Research. CapGuardian . Capital Guardian Trust Company was terminated as a Specialist Manager to the Institutional International Equity Portfolio on October 14, 2016

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The Emerging Markets Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 47% TBCAM, 0% Cadence, 0% CLIM, 4% Parametric’s Liquidity Strategy, 0% Parametric’s Targeted Strategy, 47% Mellon Capital, 0% RBC GAM and 2% HC Capital Solutions.

The Core Fixed Income Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 46% Mellon Capital, 40% Agincourt, and 14% HC Capital Solutions.

The Fixed Income Opportunity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 65% Fort Washington, 1% CLIM, 0% Mellon Capital, 7% Parametric’s Liquidity Strategy, 6% Parametric’s Targeted Strategy, 18% Western Asset and 3% HC Capital Solutions.

The U.S. Government Fixed Income Securities Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 83% Mellon Capital and 17% HC Capital Solutions.

The Inflation Protected Securities Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 95% Mellon Capital’s Domestic Strategy and 5% HC Capital Solutions.
The U.S. Corporate Fixed Income Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2016 of 84% Agincourt, 0% Mellon Capital, and 16% HC Capital Solutions.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio – The Portfolio is managed by one Specialist Manager. Although assets allocated to the Specialist Manager may vary, the figures assume an actual allocation of assets at June 30, 2016 of 94% Mellon Capital and 6% HC Capital Solutions.

Updated Specialist Manager allocations can be found in the Trust’s quarterly Schedules of Investments filed on Form N-Q and the Trust’s Semi-Annual Report filed on Form N-CSR.

A detailed description of the Specialist Managers that currently serve the Trust’s various Portfolios is found in the “Specialist Manager Guide” included in this Prospectus.

Discussions regarding the Board of Trustees’ basis for approving the Trust’s agreements with the Adviser and each of the Specialist Managers appear in the Trust’s Annual Report to Shareholders dated June 30, 2016 and Semi-Annual Report to Shareholders dated December 31, 2015.

Additional Information About Fund Management

The Commodity Returns Strategy Portfolio may pursue its investment objective, in part, by investing in the Subsidiaries. Each of the Subsidiaries has entered into a separate contract with one of the Specialist Managers whereby the respective Specialist Manager provides investment advisory and other services to the Subsidiary. Neither the Adviser nor the Specialist Managers receive separate compensation from the Subsidiaries for provision of these services. The Portfolio pays the Adviser and the Specialist Managers their management fees based on the Portfolio’s assets, including its investment in the Subsidiaries.

Shareholder Information

Purchases and Redemptions

Purchasing Shares of the Portfolios.    Shares of each of the Portfolios are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

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Calculating NAV. A Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NYSE may close earlier than 4:00 p.m. on some days.    The NAV is calculated by adding the total value of a Portfolio’s investments and other assets attributable to HC Strategic Shares, subtracting its liabilities attributable to HC Strategic Shares and then dividing that figure by the number of outstanding HC Strategic Shares of that Portfolio:

NAV	=	total assets – liabilities
number of shares outstanding

The value of each Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.    Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

Multiple Class Portfolios.    The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Strategic Shares. HC Strategic Shares are available to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

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Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a.  Name;

b.  Date of birth, for an individual;

c.  Address, which shall be:

1)  For an individual, a residential or business street address;

2)  For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3)  For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d.  Identification Number, which shall be:

1)  For a U.S. person, a taxpayer identification number; or

2)  For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.    As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

Redeeming Your Shares.    You may redeem your shares in any Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the Investment Company Act of 1940 (the “Investment Company Act”) if (i) the NYSE is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Portfolio or the fair determination of the value of the Portfolio’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared – normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions.    Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

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The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of a Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of a Portfolio “in kind” by exchanging securities for shares of the selected Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in a Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. Shareholders will receive notice before any account is closed for this reason. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a Portfolio’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolios may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.    Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions.    Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio are paid on a quarterly basis. Dividends on The Institutional International Equity Portfolio are paid semi-annually. Dividends on The Emerging Markets Portfolio are paid on an annual basis. Income dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually.

Federal Taxes.    The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions.    Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as

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discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 39.6%, except as discussed below.

Distributions attributable to net capital gain of a Portfolio for which the Portfolio reports to shareholders a capital gain distribution for the taxable year in a written statement furnished to the shareholder must be broken down into 20% rate gain distributions, unrecaptured Section 1250 gain distributions, 28% rate gain distributions and Section 1202 gain distributions. A shareholder that receives capital gain distributions from a Portfolio will treat the capital gain distributions as follows: 20% rate gain distributions are treated as long-term capital gains which are taxed at a 20% rate, a 15% rate or zero rate depending upon the shareholder’s taxable income. Unrecaptured Section 1250 gain distributions are treated as long-term capital gains that are taxed at a 25% rate and 28% gain distributions are treated as long-term capital gains that are taxed at a 28% rate. Section 1202 gain distributions are gains from the sale or exchange by the Portfolio of qualified small business stock held for more than 5 years and after a 50% exclusion, are taxed at a 28% rate.

Distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of twenty percent (20%) (15% if the individual’s income is below a certain level), as long as certain requirements are met. In general, distributions paid by a Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Portfolio. To the extent that The Real Estate Securities Portfolio invests a significant portion of its assets in REITs (which is anticipated to be the case), distributions attributable to operating income of those REITs will generally not constitute “qualifying dividends.” Accordingly, investors in The Real Estate Securities Portfolio should anticipate that a significant portion of the dividends to them each year will be taxable at the higher rates generally applicable to ordinary income. Because the income of the Income Portfolios primarily is derived from investments earning interest rather than dividend income, generally none of an Income Portfolio’s income dividends will constitute “qualifying dividends”.

The use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Distributions from each Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Net investment income does not include exempt-interest dividends.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges.    You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in a Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. A Portfolio is required to report to you and the IRS annually the tax basis of shares you purchased or acquired on or after January 1, 2012, which will be calculated using the Portfolio’s default method. However, to aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them.

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Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.    One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other tax-qualified plans (other than Roth IRAs, Roth 401(k) plans and other after-tax accounts) are usually taxed as ordinary income.

Other Tax-Exempt Investors.    Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

Foreign Taxes Incurred by The Institutional International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios.    It is expected that The Institutional International Equity, The Emerging Markets and The Commodity Returns Strategy Portfolios will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Each of these Portfolios, except The Commodity Returns Strategy Portfolio, is expected to have more than 50% of its assets at the close of each year invested in stocks or securities of foreign corporations and, therefore, may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolios pay. The Commodity Returns Strategy Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolio pays if more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations. If a Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Additionally, if this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Backup Withholding.    A Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon the sale of shares that are payable to shareholders who: (i) have failed to provide a correct tax identification number in the manner required, (ii) are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, (iii) have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so, or (iv) have failed to certify that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders.    Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. There are exemptions from the withholding tax for certain capital gain dividends paid by a Portfolio from net long-term capital gains, exempt interest dividends, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Portfolio. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes a Portfolio with a properly completed IRS Form W-8, as applicable, to establish entitlement to these treaty benefits. If a shareholder fails to properly certify that they are not a U.S. person, Portfolio distributions will be subject to backup withholding at a rate of 28%.

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Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes.    You may also be subject to state and local taxes on distributions and redemptions, including distributions from The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond Portfolio. State income taxes may not apply, however, to the portions of each Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Other Reporting and Withholding Requirements.    Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

Special Tax Considerations Related to The Commodity Returns Strategy Portfolio.    In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, The Commodity Returns Strategy Portfolio must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualified income”). The tax treatment of commodity-linked notes and certain other derivative instruments under tests to qualify as a regulated investment company is not certain. The Trust has received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute qualifying income under Code. If the commodity-linked instruments in which the Portfolio invests were not regarded as producing qualifying income, then the Portfolio might fail to qualify as a regulated investment company. In addition, the Subsidiaries will invest in commodity-linked swaps and certain other commodity-linked derivatives. The Trust received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiaries will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiaries were not considered to be qualifying income, the Portfolio might fail to qualify as a regulated investment company.

In addition, another requirement for qualifying for the special tax treatment accorded regulated investment companies and their shareholders is that the Portfolio must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Portfolio’s total assets may be invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Therefore, the Portfolio may not invest any more than 25% of the value of its assets in the Subsidiaries. Absent this diversification requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiaries.

More information about taxes is in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Trust’s Portfolios for the past five years or since inception of the Portfolio, if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust’s financial statements, is incorporated by reference into the Statement of Additional Information, which is available upon request.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Institutional Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$13.49	$0.27		$(0.05)	$0.22	$(0.27)	$(1.45)	$—	$(1.72)	$11.99	2.44%	$912,029	0.26%	0.25%	0.25%	2.24%	67.08%
Year Ended June 30, 2015	14.79	0.27		0.44	0.71	(0.28)	(1.73)	—	(2.01)	13.49	5.05%	915,067	0.28%	0.27%	0.27%	1.95%	119.98%
Year Ended June 30, 2014	14.60	0.36	(d)	2.66 (d)	3.02	(0.35)	(2.48)	—	(2.83)	14.79	22.82%	1,036,650	0.32%	0.31%	0.31%	2.45%	63.68%
Year Ended June 30, 2013	12.55	0.38		2.69	3.07	(0.37)	(0.65)	—	(1.02)	14.60	25.76%	936,866	0.28%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.96	0.13		(0.06)	0.07	(0.30)	(0.18)	—	(0.48)	12.55	0.78%	958,796	0.29%	0.26%	0.26%	2.58%	128.77%
The Institutional Growth Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$17.14	$0.16		$0.85	$1.01	$(0.16)	$(3.19)	$—	$(3.35)	$14.80	6.36%	$1,282,473	0.27%	0.27%	0.27%	1.05%	37.43%
Year Ended June 30, 2015	16.59	0.16		1.63	1.79	(0.15)	(1.09)	—	(1.24)	17.14	11.14%	1,317,132	0.29%	0.28%	0.28%	0.93%	96.81%
Year Ended June 30, 2014	15.00	0.18		3.01	3.19	(0.19)	(1.41)	—	(1.60)	16.59	22.19%	1,442,721	0.26%	0.26%	0.26%	1.15%	48.43%
Year Ended June 30, 2013	15.02	0.23		2.07	2.30	(0.23)	(2.09)	—	(2.32)	15.00	17.08%	1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%
Year Ended June 30, 2012	14.10	0.16		0.97	1.13	(0.15)	(0.06)	—	(0.21)	15.02	8.20%	1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%
The Institutional Small Capitalization – Mid Capitalization Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$16.61	$0.03		$(1.15)	$(1.12)	$— (e)	$(0.90)	$(0.02)	$(0.92)	$14.57	(6.69)%	$192,253	0.72%	0.69%	0.69%	0.17%	52.38%
Year Ended June 30, 2015	17.19	0.01		1.14	1.15	(0.01)	(1.72)	—	(1.73)	16.61	7.43%	200,423	0.81%	0.80%	0.80%	0.03%	83.94%
Year Ended June 30, 2014	17.09	0.03		3.28	3.31	(0.03)	(3.18)	—	(3.21)	17.19	20.85%	182,460	0.70%	0.70%	0.70%	0.21%	67.75%
Year Ended June 30, 2013	13.52	0.09		3.58	3.67	(0.10)	—	—	(0.10)	17.09	27.29%	177,162	0.70%	0.69%	0.69%	0.68%	58.43%
Year Ended June 30, 2012	13.90	0.04		(0.38)	(0.34)	(0.04)	—	—	(0.04)	13.52	(2.45)%	196,911	0.78%	0.76%	0.76%	0.29%	81.04%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	Amount rounds to less than $0.005 per share.

128

Financial Highlights (continued)

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:										Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Real Estate Securities Portfolio HC Strategic Shares
Year Ended June 30, 2016	$3.24	$0.05	$0.52	$0.57	$(0.04)	$(0.38)	$—		$(0.42)	$3.39		18.81%	$151,512	0.77%	0.77%	0.77%	1.44%	51.03%
Year Ended June 30, 2015	3.20	0.04	0.21	0.25	(0.05)	(0.16)	—		(0.21)	3.24		7.44%	132,758	0.79%	0.79%	0.79%	1.22%	60.49%
Year Ended June 30, 2014(d)	2.76	0.05	0.41	0.46	(0.02)	— (e)	—		(0.02)	3.20		17.00%	171,583	0.79%	0.78%	0.78%	1.94%	52.49%
Year Ended June 30, 2013(f)	11.16	0.09	0.94	1.03	(0.11)	(6.65)	—	(e)	(6.76)	5.43	(f)	13.28%	—	0.88%	0.88%	0.88%	0.98%	53.50%
Year Ended June 30, 2012	17.60	0.13	0.63	0.76	(0.20)	(7.00)	—		(7.20)	11.16		12.29%	77,739	0.82%	0.82%	0.82%	1.00%	70.31%
The Commodity Returns Strategy Portfolio HC Strategic Shares(g)
Year Ended June 30, 2016	$8.80	$0.14	$(0.94)	$(0.80)	$(0.13)	$—	$—		$(0.13)	$7.87		(9.01)%	$1,111,071	0.44%	0.44%	0.44%	1.89%	130.01%
Year Ended June 30, 2015	11.64	0.13	(2.79)	(2.66)	(0.14)	(0.04)	—		(0.18)	8.80		(22.91)%	1,193,003	0.63%	0.63%	0.63%	1.40%	63.29%
Year Ended June 30, 2014	9.82	0.09	1.83	1.92	(0.10)	—	—		(0.10)	11.64		19.64%	1,174,593	0.66%	0.66%	0.66%	0.87%	61.70%
Year Ended June 30, 2013	10.01	0.12	(0.20)	(0.08)	(0.11)	—	—		(0.11)	9.82		(0.85)%	906,350	0.64%	0.64%	0.64%	1.18%	34.75%
Year Ended June 30, 2012	12.62	0.07	(2.46)	(2.39)	(0.06)	(0.16)	—		(0.22)	10.01		(18.95)%	686,912	0.73%	0.73%	0.73%	0.83%	83.66%
The Institutional International Equity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$10.58	$0.28	$(1.28)	$(1.00)	$(0.27)	$(0.44)	$—		$(0.71)	$8.87		(9.54)%	$2,586,742	0.36%	0.36%	0.36%	3.00%	43.96%
Year Ended June 30, 2015	12.58	0.29	(0.89)	(0.60)	(0.32)	(1.08)	—		(1.40)	10.58		(4.38)%	2,869,985	0.36%	0.36%	0.36%	2.69%	52.55%
Year Ended June 30, 2014	10.87	0.40	2.17	2.57	(0.40)	(0.46)	—		(0.86)	12.58		24.16%	3,001,838	0.40%	0.40%	0.40%	3.35%	64.38%
Year Ended June 30, 2013	9.38	0.30	1.56	1.86	(0.30)	(0.07)	—		(0.37)	10.87		19.86%	2,431,816	0.42%	0.42%	0.42%	2.93%	47.98%
Year Ended June 30, 2012	10.97	0.22	(1.29)	(1.07)	(0.21)	(0.31)	—		(0.52)	9.38		(9.40)%	1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%
The Emerging Markets Portfolio HC Strategic Shares
Year Ended June 30, 2016	$17.58	$0.37	$(2.44)	$(2.07)	$(0.36)	$—	$—		$(0.36)	$15.15		(11.66)%	$1,833,571	0.57%	0.57%	0.57%	2.82%	40.02%
Year Ended June 30, 2015	20.01	0.40	(2.11)	(1.71)	(0.41)	(0.31)	—		(0.72)	17.58		(8.48)%	1,893,047	0.59%	0.59%	0.59%	2.32%	85.72%
Year Ended June 30, 2014	17.51	0.35	2.51	2.86	(0.36)	—	—		(0.36)	20.01		16.48%	1,813,476	0.73%	0.73%	0.73%	2.26%	75.84%
Year Ended June 30, 2013	17.79	0.34	(0.36)	(0.02)	(0.26)	—	—		(0.26)	17.51		(0.28)%	1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%
Year Ended June 30, 2012	22.42	0.18	(4.20)	(4.02)	(0.17)	(0.44)	—		(0.61)	17.79		(17.81)%	719,013	0.98%	0.98%	0.98%	1.68%	52.27%
The Core Fixed Income Portfolio HC Strategic Shares
Year Ended June 30, 2016	$9.78	$0.21	$0.35	$0.56	$(0.24)	$(0.09)	$—		$(0.33)	$10.01		5.87%	$86,767	0.27%	0.27%	0.27%	2.11%	58.47	%(h)
Year Ended June 30, 2015	9.89	0.19	(0.07)	0.12	(0.22)	(0.01)	—		(0.23)	9.78		1.16%	96,952	0.27%	0.27%	0.27%	1.90%	89.60	%(h)
Year Ended June 30, 2014	9.73	0.22	0.24	0.46	(0.25)	(0.05)	—		(0.30)	9.89		4.78%	99,718	0.25%	0.25%	0.25%	2.22%	75.17	%(h)
Year Ended June 30, 2013	10.27	0.21	(0.30)	(0.09)	(0.26)	(0.19)	—		(0.45)	9.73		(1.02)%	93,015	0.27%	0.26%	0.26%	2.09%	53.26	%(h)
Year Ended June 30, 2012	10.14	0.24	0.53	0.77	(0.25)	(0.39)	—		(0.64)	10.27		7.75%	94,895	0.30%	0.30%	0.30%	2.34%	64.20	%(h)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period September 12, 2013 (recommencement of operations) through June 30, 2014.
(e)	Amount rounds to less than $0.005 per share.
(f)

Represents the last traded net asset value per share on June 30, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no net assets and no shareholders and was closed to new investors.

(g)	Statement has been consolidated.
(h)	Portfolio turnover does not include TBA security transactions.

129

Financial Highlights (continued)

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Fixed Income Opportunity Portfolio HC Strategic Shares
Year Ended June 30, 2016	$7.08	$0.37	$(0.43)	$(0.06)	$(0.38)	$(0.02)	$—	$(0.40)	$6.62	(0.61)%	$784,435	0.39%	0.39%	0.39%	5.57%	66.76	%(d)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	—	(0.56)	7.08	0.06%	810,466	0.32%	0.32%	0.32%	5.27%	55.80%
Year Ended June 30, 2014	7.41	0.43	0.37	0.80	(0.43)	(0.13)	—	(0.56)	7.65	11.23%	804,070	0.30%	0.30%	0.30%	5.52%	82.94%
Year Ended June 30, 2013	7.22	0.47	0.19	0.66	(0.47)	—	—	(0.47)	7.41	9.17%	752,140	0.43%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.39	0.52	(0.16)	0.36	(0.53)	—	—	(0.53)	7.22	5.27%	585,953	0.53%	0.53%	0.53%	7.30%	104.25%
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2016	$10.02	$0.14	$0.38	$0.52	$(0.14)	$(0.10)	$—	$(0.24)	$10.30	5.26%	$241,795	0.17%	0.17%	0.17%	1.38%	50.10%
Year Ended June 30, 2015	9.94	0.12	0.08	0.20	(0.12)	—	—	(0.12)	10.02	2.03%	262,998	0.17%	0.17%	0.17%	1.21%	99.54%
Year Ended June 30, 2014	9.91	0.12	0.07	0.19	(0.13)	(0.03)	—	(0.16)	9.94	1.91%	246,914	0.18%	0.18%	0.18%	1.29%	62.52%
Year Ended June 30, 2013	10.48	0.12	(0.30)	(0.18)	(0.12)	(0.27)	—	(0.39)	9.91	(1.75)%	265,390	0.18%	0.18%	0.18%	1.21%	41.62%
Year Ended June 30, 2012	10.01	0.15	0.66	0.81	(0.15)	(0.19)	—	(0.34)	10.48	8.10%	250,150	0.25%	0.25%	0.25%	1.40%	89.01%
The Inflation Protected Securities Portfolio HC Strategic Shares
Year Ended June 30, 2016	$10.02	$0.11	$0.29	$0.40	$(0.02)	$—	$—	$(0.02)	$10.40	3.99%	$493,152	0.15%	0.15%	0.15%	1.11%	20.88%
Year Ended June 30, 2015	10.25	(0.03)	(0.14)	(0.17)	(0.03)	(0.01)	(0.02)	(0.06)	10.02	(1.72)%	510,176	0.18%	0.18%	0.18%	(0.25)%	27.12%
Period Ended June 30, 2014(e)	10.00	0.11	0.24	0.35	(0.10)	—	—	(0.10)	10.25	3.50%	526,458	0.15%	0.15%	0.15%	4.55%	18.56%
The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2016	$9.88	$0.27	$0.48	$0.75	$(0.27)	$(0.20)	$—	$(0.47)	$10.16	7.92%	$289,331	0.19%	0.19%	0.19%	2.84%	64.20%
Year Ended June 30, 2015	10.24	0.27	(0.27)	—	(0.27)	(0.09)	—	(0.36)	9.88	(0.01)%	223,329	0.28%	0.28%	0.28%	2.60%	158.19%
Year Ended June 30, 2014	9.97	0.31	0.44	0.75	(0.32)	(0.16)	—	(0.48)	10.24	7.76%	257,604	0.33%	0.33%	0.33%	3.16%	130.81%
Year Ended June 30, 2013	10.59	0.35	(0.35)	— (f)	(0.34)	(0.28)	—	(0.62)	9.97	(0.24)%	220,054	0.33%	0.33%	0.33%	3.26%	52.16%
Year Ended June 30, 2012	9.96	0.26	0.81	1.07	(0.35)	(0.09)	—	(0.44)	10.59	10.87%	207,893	0.35%	0.35%	0.35%	3.33%	56.04%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2016	$9.81	$0.21	$0.14	$0.35	$(0.28)	$—	$—	$(0.28)	$9.88	3.67%	$208,969	0.19%	0.19%	0.19%	2.12%	15.24	%(d)
Year Ended June 30, 2015	9.87	0.19	—	0.19	(0.25)	—	—	(0.25)	9.81	1.97%	252,028	0.17%	0.17%	0.17%	1.91%	29.92	%(d)
Year Ended June 30, 2014	9.78	0.21	0.18	0.39	(0.30)	—	—	(0.30)	9.87	4.04%	250,632	0.17%	0.17%	0.17%	2.12%	26.46	%(d)
Year Ended June 30, 2013	10.22	0.20	(0.30)	(0.10)	(0.34)	—	—	(0.34)	9.78	(1.05)%	253,548	0.23%	0.23%	0.23%	1.84%	34.20	%(d)
Year Ended June 30, 2012	10.13	0.25	0.24	0.49	(0.36)	(0.04)	—	(0.40)	10.22	4.95%	237,857	0.30%	0.30%	0.30%	2.49%	28.67	%(d)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Portfolio turnover does not include TBA security transactions.
(e)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.
(f)	Amount rounds to less than $0.005 per share.

130

Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the respective Portfolios is available in the SAI.

Advisory Research, Inc. (“Advisory Research”) serves as a Specialist Manager for The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. For its services to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Advisory Research receives a fee based on the average daily net asset value of that portion of the Portfolio allocated to it, at an annual rate of 0.85%. As of June 30, 2016, Advisory Research had total assets under management of approximately $8.1 billion in assets. During the fiscal year ended June 30, 2016, Advisory Research was not allocated assets of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio.

Advisory Research, the principal offices of which are located at 180 N. Stetson Avenue, Suite 5500, Chicago, Illinois 60601, was established in 1974 and is a registered investment adviser. Advisory Research is a subsidiary of Piper Jaffray Companies. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Advisory Research. Mr. Cupps serves as the Chief Investment Officer of the Advisory Research US Growth Team. He is responsible for the research agenda of the firm’s US Growth investment team and has analyst responsibilities within the healthcare and technology sectors. Mr. Cupps attended Harvard University where he studied economics and graduated cum laude in 1992.

Agincourt Capital Management, LLC (“Agincourt”) serves as the Specialist Manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Agincourt is a 100% employee-owned SEC registered investment founded in 1999 by eight investment partners, all formerly investment professionals with Sovran Capital Management. Agincourt is headquartered at 200 South 10th Street, suite 800, Richmond, VA 23219. As of June 30, 2016, Agincourt managed assets of $5.9 billion, in fixed income portfolios for a wide range of institutional clients.

For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Agincourt receives a fee at an annual rate of 0.08% of the average daily net assets of that portion of each Portfolio that is managed by Agincourt. During the fiscal year ended June 30, 2016, Agincourt received fees of 0.08% of the average daily net assets of each of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Day-to-day investment decisions for The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of L. Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager, each a member of the Agincourt Investment team. Mr. Buoyer has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1991 and was previously a portfolio manager for C&S Investment Advisors in Atlanta, GA. Mr. Buoyer, a Chartered Financial Analyst, received a BA in Chemistry from the University of North Carolina-Chapel Hill, and an MBA from Emory University. Mr. Marshall has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1997 and was previously an equity trader and operations specialist with Trusco Capital Management in Atlanta, GA. Mr. Marshall, a Chartered Financial Analyst, received a BBA from the University of Tennessee-Chattanooga.

AllianceBernstein L.P. (“AllianceBernstein”) serves as a Specialist Manager for The Institutional Value Equity Portfolio. AllianceBernstein is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 1345 Avenue of the Americas, New York, NY, 10105. As of June 30, 2016, AllianceBernstein had total assets under management of approximately $490 billion, of which approximately $61.0 billion represented assets of institutional mutual/commingled funds.

For its services under this Agreement with respect to the portion of the Portfolio allocated to AllianceBernstein from time to time (the “AllianceBernstein Account”), AllianceBernstein shall receive a fee calculated at an annual rate and payable monthly in arrears of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of: (a) the net assets of The Value Equity Portfolio managed by AllianceBernstein, and (b) other assets managed by AllianceBernstein, for certain other clients of the Adviser managed by AllianceBernstein within the same strategy. During the fiscal year ended June 30, 2016 AllianceBernstein received a fee of 0.32% of the average daily net assets of the portion of The Institutional Value Equity Portfolio allocated to AllianceBernstein.

Gerry Paul and Cem Inal are responsible for making day-to-day investment decisions for that portion of The Institutional Value Equity Portfolio allocated to AllianceBernstein. Mr. Paul was appointed CIO of the North American Value Equity Investment Policy Group and Co-CIO of U.S. Large Cap Equities in 2009. Prior to this appointment, Mr. Paul was the Global Head of Diversified Value Services, CIO – Advanced Value Fund, CIO – Small and Mid-Capitalization, and Co-CIO – Real Estate

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Specialist Manager Guide (continued)

Investments. Mr. Paul joined Bernstein in 1987 as a research analyst covering the automotive industry. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

Mr. Inal was appointed Portfolio Manager of US Large Cap Value Equities in March 2016. He is also a Senior Research Analyst and leader of the technology sector. Previously, Mr. Inal co-managed the International Small Cap Value service from its inception in 2014 until 2016. Before joining the firm in 2003 as a research analyst, Mr. Inal was a vice president at fusionOne, a communications software provider. Prior to that, he was an engagement manager at McKinsey & Company and a research engineer at Mitsubishi Electric. Mr. Inal holds a BSE in electrical engineering from Princeton University and an MBA in financial engineering from Cornell University.

Ariel Investments, LLC (“Ariel”) serves as a Specialist Manager for The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. Ariel is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 200 East Randolph Street, Suite 2900, Chicago, IL 60601. As of June 30, 2016, Ariel had approximately $10.1 billion in assets under management.

For its services to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Ariel will be paid an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (i.e., the aggregate of the assets of the Small Cap – Mid Cap Portfolio allocated to Ariel and certain other investment advisory accounts at the Adviser or its affiliates for which Ariel provides similar services), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets and 0.50% of Combined Assets exceeding $20 million. During the fiscal year ended June 30, 2016, Ariel received fees of 1.00% of the average daily net assets of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Ariel.

David M. Maley and Kenneth E. Kuhrt will be primarily responsible for the day-to-day management of that portion of the Institutional Small Cap – Mid Cap Portfolio’s assets allocated to Ariel. Mr. Maley is the firm’s Lead Portfolio Manager for its micro and small cap deep value strategies. He has been with Ariel since 2009 and has previously served as a Vice President at Goldman Sachs, Vice President and Senior Portfolio Manager at Harris Bank and President at Maple Hill Capital Management. As lead portfolio manager, Mr. Maley makes the final decision on all purchases/sales for the portfolio. Mr. Kuhrt, a Portfolio Manager, is a Certified Public Accountant and has been with the firm since 2004. Prior to joining Ariel, Mr. Kuhrt was a Senior Investment Banking Analyst at William Blair & Co, LLC and a Senior Auditor at KPMG, LLP.

Artisan Partners Limited Partnership (“Artisan Partners”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Artisan Partners, the principal office of which is located at 875 E. Wisconsin Avenue Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2016, Artisan Partners managed total assets in excess of $95.0 billion, of which approximately $48.5 billion consisted of mutual fund assets. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc. (“APAM”), a publicly traded Delaware corporation. A stockholders committee has the authority to vote more than the majority of the combined voting power of APAM’s capital stock. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

Mr. Mark L. Yockey, a managing director of Artisan Partners, is jointly responsible for making day-to-day investment decisions for those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan Partners. Mr. Yockey joined Artisan Partners in 1995 as a portfolio manager. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

Mr. Andrew J. Euretig, a managing director of Artisan Partners, is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan Partners. Mr. Euretig joined Artisan Partners in 2005 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Euretig holds both a BS and MBA from the Haas School of Business at the University of California, Berkley.

Mr. Charles Hamker, a managing director of Artisan Partners, is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan Partners. Mr. Hamker joined Artisan Partners in 2000 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Hamker holds a BA with a specialization in Finance and Economics from The European Business School in Paris.

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For its services to The Institutional International Equity Portfolios, Artisan Partners receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan Partners so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan Partners at the following annual rates: 0.80% on assets up to $50 million; 0.60% on assets in excess of $50 million. For purposes of computing Artisan Partners’ fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan Partners; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan Partners. For its services to The Institutional International Equity Portfolio, during the fiscal year ended June 30, 2016 Artisan Partners received fees of 0.65% of the average daily net assets of The Institutional International Equity Portfolio allocated to Artisan Partners.

The Boston Company Asset Management LLC (“TBCAM”) serves as a Specialist Manager for The Emerging Markets Portfolio. TBCAM is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act and is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. TBCAM is headquartered at the One Boston Place, Boston, MA 02108. Mr. Warren Skillman is primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to TBCAM. As of June 30, 2016, TBCAM had total assets under management of approximately $36.4 billion in assets.

Mr. Skillman is a Senior Managing Director and joined TBCAM in September, 2005 and is a Portfolio Manager on TBCAM’s Non-US Value Equity Investment Team; his primary research responsibility is emerging markets. Mr. Skillman received a BA from Boston College and an MS in Finance from the London School of Business.

For its services to the Portfolio, TBCAM receives a fee at the annual rate of 0.90% of the average daily net assets of the first $50 million of that portion of the assets of the Portfolio that may, from time to time be allocated to TBCAM (the “TBCAM Account”); 0.85% on the next $50 million of the average daily net assets of TBCAM Account; 0.70% on the next $100 million of the average daily net assets of TBCAM Account; 0.55% on the next $200 million in such assets, and 0.50% for such assets over $400 million. During the fiscal year ended June 30, 2016 TBCAM received a fee of 0.59% of the average daily net assets of that portion of The Emerging Markets Portfolio allocated to TBCAM.

Cadence Capital Management LLC (“Cadence”) serves as Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2016, Cadence had approximately $3.8 billion in assets under management.

For its services to The Institutional Value Equity Portfolio, The Institutional Growth Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. During the fiscal year ended June 30, 2016 Cadence received a fee of 0.065% of the average daily net assets of that portion of each of The Institutional Value Equity Portfolio, The Institutional Growth Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Cadence.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. During the fiscal year ended June 30, 2016, Cadence was not allocated assets of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio.

For its services to The Institutional International Equity Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for

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other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. During the fiscal year ended June 30, 2016, Cadence received a fee of 0.10% of the average daily net assets of that portion of The Institutional International Equity Portfolio allocated to Cadence.

For its services to The Emerging Markets Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. During the fiscal year ended June 30, 2016, Cadence was not allocated assets of The Emerging Markets Portfolio allocated to Cadence.

Mr. J. Paul Dokas and Mr. Robert E. Ginsberg are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager and joined Cadence in 2013. Previously, Mr. Dokas served as Director – Investments at Hirtle Callaghan from November 2007 to May 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is a Portfolio Manager and joined Cadence in 2011. Previously, Mr. Ginsberg served as a Senior Analyst at Invesco from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Causeway’s headquarters are located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. As of June 30, 2016, Causeway, which is registered as an investment adviser with the SEC, had total assets under management of approximately $40.1 billion, of which $13.2 billion consisted of mutual fund assets.

For its services to The Institutional International Equity Portfolio, Causeway receives a fee, payable monthly, at an annual rate of 0.45% of the average daily net assets allocated to Causeway. During the fiscal year ended June 30, 2016, Causeway received a fee of 0.45% of the average daily net assets of the portion of The Institutional International Equity Portfolio allocated to Causeway.

Day-to-day management of those assets of The Institutional International Equity Portfolio allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini and Ellen Lee. Ms. Ketterer, Mr. Hartford, Mr. Doyle and Mr. Eng have been investment professionals with Causeway since 2001 and Mr. Muldoon has been an investment professional with Causeway since 2003. Messrs. Corwith and Valentini have served as investment professionals with Causeway since July 2006. Ms. Lee has served as an investment professional with Causeway since August 2007. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle and Eng, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity. Mr. Corwith, a director of Causeway, previously served as a summer research associate at Deutsche Asset Management and as a project manager in the Corporate Services group of The Bank of New York overseeing the integration of trading platforms for broker-dealer clients acquired during the firm’s merger with Mellon Financial. Mr. Valentini, a director of Causeway, previously served as a summer research analyst at Thornburg Investment Management and as a financial analyst at Goldman Sachs in the European Equities Research-Sales division. Ms. Lee, a director of Causeway, previously served as an intern at Tiger Asia, as an associate in the Mergers and Acquisitions division of Credit Suisse First Boston in Seoul, and as an analyst in the Mergers and Acquisitions division of Credit Suisse First Boston in Hong Kong.

City of London Investment Management Company Limited (“CLIM”) serves as a Specialist Manager for The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. CLIM is authorized and regulated by the Financial Conduct Authority. The firm is also registered as an investment adviser with the SEC pursuant to the Investment Advisers Act and is headquartered in its London location at 77 Gracechurch Street, London, EC3V 0AS, United Kingdom (UK) and has its U.S. office in Coatesville, Pennsylvania. CLIM is a wholly owned subsidiary of City of London Investment Group PLC (CLIG) and comprises 100% of CLIG’s revenues. As of June 30, 2016, CLIM had total

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assets under management of approximately $4.0 billion, of which approximately: (i) $0 represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Institutional International Equity Portfolio; (ii) $0 represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Emerging Markets Portfolio; and (iii) $11 million represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Fixed Income Opportunity Portfolio. CLIM was formed in 1991 in London, England and was incorporated in 1993. CLIG is a publicly-held company with a listing on the London Stock Exchange.

For its services to the Portfolios, CLIM receives an annual fee calculated daily and payable quarterly (monthly in the case of the Fixed Opportunity Portfolio), based on an annual percentage of the average daily net assets of the Portfolio allocated to CLIM from time to time as follows:

The Institutional International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*
The Emerging Markets Portfolio	1.00% on the first $100 million in Combined Assets; 0.80% on the next $100 million and 0.50% thereafter**
The Fixed Income Opportunity Portfolio	0.45%

*

For the Institutional International Equity Portfolio, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios; and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

**

For The Emerging Markets Portfolio, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in The Emerging Markets Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

During the fiscal year ended June 30, 2016, CLIM received a fee of 0.45% of the average daily net assets of The Fixed Income Opportunity Portfolio and was not allocated assets of The Institutional International Equity Portfolio and Emerging Markets Portfolio.

Day-to-day portfolio management of those assets of the Institutional International Equity Portfolio allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Barry Olliff. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio allocated to CLIM will be the responsibility of a team led by James Millward. All assets managed by CLIM are managed in a team approach with input from portfolio managers, research analysts and other investment professionals. Team members conduct research, make investment recommendations and are an integral part of the investment process.

Mr. James Millward is a Portfolio Manager based in the London office. James joined CLIM in 2009 and is responsible for tactical and multi-asset products at CLIM. Prior to joining CLIM, James worked in a proprietary trading role for the Equity Derivatives group of Societe Generale S.A. in London, focusing on closed-end fund arbitrage and special situations strategies. James also held positions at Linklaters LLP and Commerzbank A.G. He holds a BSc (Hons) in Economics from the London School of Economics and Political Science.

Mr. Michael Edmonds is the Lead Portfolio Manager for the Global Developed CEF strategy based in the Philadelphia office. Michael rejoined CLIM in 2009. He had previously worked in the London office of both Olliff & Partners from 1992 to 1996 and CLIM from 1996 to 1998. Prior to rejoining CLIM, Michael spent over eight years at Morgan Stanley Investment Management with roles in marketing and product management and development. He holds a BA (Hons) in Financial Services from the University of West England and has passed the Investment Management Certificate (IMC). He is also a CFA Charterholder and a Chartered Alternative Investment Analyst.

Mr. Michael Sugrue is a Portfolio Manager for the Global Developed CEF strategy based in the London Office. Michael joined CLIM in 1996 and was initially in a support role culminating in him becoming Head of Administration in 2000-2001. Michael worked for an extended period of time in the U.S. office, where he relocated in order to support the CIO before ultimately becoming a Portfolio Manager for the Emerging Markets CEF strategy in 2004. Michael returned to London in 2008 as a Portfolio Manager for the Emerging Markets CEF team before transitioning to the Global Developed CEF strategy in 2013.

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Mr. Barry M. Olliff is Chief Executive Officer of CLIG and Chief Investment Officer of CLIM based in the Philadelphia office and has over 50 years of experience in the closed-end fund sector. Prior to forming CLIM in 1991, he was Chief Executive Officer of Olliff & Partners, a stock broking firm he founded in 1987. Previously he served as a Director of Laing & Cruickshank, where he worked for eight years. From 1963 until 1978, he was a market maker in closed-end funds for Denny Brothers, which became Pinchin Denny in 1973.

Mr. Mark Dwyer is Chief Investment Officer EM CEF Group based in the London office. Mark re-joined CLIM in 2012. Prior to re-joining CLIM, Mark spent over eight years as a Director within the Wealth Management Unit of Banco Comercial Português, where he was primarily in charge of the investment team responsible for fund selection. He had previously established CLIMs Singapore Office in 2000 where he spent two years as a Portfolio Manager before returning to London where he was head of the emerging market closed-end fund investment team until 2003. He also worked in the US office from 1997-1999 as a Portfolio Manager and the London office from 1995-1996 as a research analyst. He holds a BA (Hons) in Economics from Kingston University, and is a CFA Charterholder.

Mr. Oliver Marschner is a Portfolio Manager based in the Seattle office. Oliver joined CLIM in 2001 as a Research Analyst and has also worked as a Portfolio Manager in the London and Singapore offices. Prior to joining CLIM, Oliver worked for the Bank of New York (Europe) Retail Investments Team and for Chase Fleming Private Wealth Management. He completed his studies in South Africa where he attained an Honours degree in Bachelor of Commerce (Management Accounting) at the University of Stellenbosch. Oliver has passed the Investment Management Certificate (IMC).

Fort Washington Investment Advisors, Inc. (“Fort Washington”) serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. Fort Washington is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act. Fort Washington is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202. As of June 30, 2016, Fort Washington had total assets under management of approximately $48.47 billion in assets under management.

Messrs. White, Jossart and Bauer are the individuals primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Fort Washington. Brendan White is Co-Chief Investment Officer and Senior Portfolio Manager for the High Yield strategy. He has led this strategy since its inception. In this role, he also manages the Credit Team and serves on the firm’s Senior Management Team. Mr. White joined the Firm in 1993. Prior to joining Fort Washington he was with Ohio Casualty Corporation where he was an analyst supporting the High Yield and Mortgage Backed Securities portfolios. Mr. White received a BS in Finance from The Ohio State University and an MBA from Xavier University. He is a CFA charter holder. Timothy Jossart is a Vice President, Co-Portfolio Manager and a Senior Credit Analyst focusing on high yield fixed income securities. Timothy joined the firm in 1996 as a member of the Public Equity team before moving to High Yield in 2005. Prior to joining Fort Washington Tim worked for Star Bank in Cincinnati where he was an equity analyst supporting Trust Department investments. Prior to his work at Star Bank, he spent two and a half years as a credit analyst with PNC Bank overseeing corporate credits. Timothy received a BBA in Finance from the University of Wisconsin-Madison. He is a CFA charterholder. Garrick Bauer is an Assistant Vice President, Co-Portfolio Manager and a Senior Credit Analyst focusing on high yield fixed income securities. Garrick joined the firm in 2013. Prior to joining Fort Washington he worked at Wellington Management Company as a credit portfolio manager on several mutual funds. While at Wellington he was also an analyst on the High Yield team following a variety of sectors. Prior to Wellington Management he worked at Summit Investment Partners and PricewaterhouseCoopers. Garrick received his BS in Accounting from Miami University and his Masters in Business Administration from the University of Virginia. He is a CFA charterholder and earned the Certified Public Accountant designation (inactive).

For its services to the Portfolio, Fort Washington receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Fort Washington if the average daily net assets exceeds $200 million. For the purposes of computing Fort Washington’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Fort Washington in The Fixed Income Opportunity Portfolio and certain other assets managed by Fort Washington for clients of Hirtle Callaghan and Co., LLC. During the fiscal year ended June 30, 2016, Fort Washington received a fee of 0.20% of the average daily net assets of the portion of The Fixed Income Opportunity Portfolio allocated to Fort Washington.

Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Institutional Small Capitalization — Mid Capitalization Equity Portfolio. For its services to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Frontier receives a fee based on the average daily net asset value of the portion of the Portfolio’s

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assets managed by it, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below), and 0.75% for all assets allocated to it in excess of $90 million of such Combined Assets. During the fiscal year ended June 30, 2016, Frontier received fees of 0.46% of the average daily net assets of each portion of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Frontier. The term “Combined Assets” means the sum of the net assets of that portion of the Portfolio allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services.

Frontier, the principal offices of which are located at 99 Summer Street, Boston, MA 02110, was established in 1980 and is a registered investment adviser. Michael Cavarretta is responsible for making the day-to-day investment decisions for the portion of the Portfolio’s assets assigned to Frontier. Mr. Cavarretta has been Chairman of Frontier since 2010, is a Chartered Financial Analyst and has been an investment professional with Frontier since 1988. He received an MBA from Harvard Business School. Andrew Bennett also has day-to-day responsibility for investment decisions for Frontier’s portion of the Portfolios’ assets. He is a Chartered Financial Analyst and has been an investment professional at Frontier since 2003. He received a B.A. from Wheaton College. Frontier had, as of June 30, 2016, approximately $12.7 billion in assets under management, of which approximately $3.9 billion represented assets of mutual funds. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

IronBridge Capital Management LP (“IronBridge”) serves as a Specialist Manager for The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. IronBridge, which was organized in 1999, is located at One Parkview Plaza, Suite 700, Oakbrook Terrace, IL 60181. For its services to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, IronBridge receives a fee, based on the average daily net asset value of the portion of the assets of the Portfolio managed by it, at an annual rate of 0.70%. Prior to September 23, 2015, IronBridge was entitled to receive a fee of 0.95% of the average daily net assets of that portion of the Portfolio allocated to IronBridge. During the fiscal year ended June 30, 2016, IronBridge received fees of 0.70% of the average daily net assets of the portion of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to IronBridge.

Day-to-day investment decisions for the portion of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to IronBridge by the Board of Trustees are the responsibility of Christopher C. Faber, Jeffrey B. Madden and Thomas W. Fanter. Mr. Faber is a Portfolio Manager/Analyst who founded IronBridge in 1999. Mr. Madden joined IronBridge in 2000 as an equity analyst. Before joining IronBridge, Mr. Madden worked at Accenture in the Retail Management Consulting Practice. Mr. Fanter joined the Adviser in 2004 as an equity analyst. Mr. Fanter holds a B.S. in Industrial Engineering and Management Sciences from Northwestern University, and an M.B.A. from Northwestern’s Kellogg School of Management with concentrations in Accounting and Finance. As of June 30, 2016, IronBridge had approximately $2.9 billion in assets under management, of which approximately $972 million represented assets of mutual funds.

Jennison Associates LLC (“Jennison”), a registered investment adviser since 1969, serves as a Specialist Manager for The Institutional Growth Equity Portfolio. Jennison’s principal offices are located at 466 Lexington Avenue, New York, NY 10017. For its services to The Institutional Growth Equity Portfolio, Jennison receives a maximum annual fee of 0.30% of the average daily net assets of the portion of Portfolio allocated to Jennison (the “Jennison Account”). Jennison’s fee may be lower, however, to the extent the application of the fee schedule set forth below (“Combined Fee Schedule”) to the aggregate market value of the Jennison Account and certain other assets managed by Jennison, for clients of the Adviser, (“Related Accounts”) (together, the “Combined Assets”) results in a lower fee. Under the Combined Fee Schedule, Jennison would receive from The Institutional Growth Equity Portfolio advisory fees as set forth in the table below. For purposes of the Combined Fee Schedule, a “Related Account” is an account that is managed by Jennison in a manner similar in terms of investment objectives and strategy to the Jennison Account for the benefit of institutional investors who are clients of the Adviser.

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For Combined Assets of:	The fee* paid to Jennison would be:
On the First $10 million	0.75% of the avg. daily net assets of those Combined Assets
On the Next $30 million	0.50% of the avg. daily net assets of those Combined Assets
On the Next $25 million	0.35% of the avg. daily net assets of those Combined Assets
One the Next $335 million	0.25% of the avg. daily net assets of those Combined Assets
One the Next $600 million	0.22% of the avg. daily net assets of those Combined Assets
On the next $4 billion	0.20% of the avg. daily net assets of those Combined Assets
Over $5 billion	0.25% of the avg. daily net assets of those Combined Assets

*	Under the Combined Fee Schedule, the fee paid to Jennison is subject to the maximum annual fee of the average daily net assets of that portion of Portfolios allocated to Jennison.

For its services to The Institutional Growth Equity Portfolio during the fiscal year ended June 30, 2016, Jennison received a fee of 0.28% of the average daily net assets of the portion of The Institutional Growth Equity Portfolio allocated to the Jennison Account. As of June 30, 2016, Jennison managed in excess of $165 billion in assets, of which approximately $79 billion represented assets of mutual funds. Jennison is organized under the laws of Delaware as a single member limited liability company whose sole member is PGIM, Inc. (formerly, Prudential Investment Management, Inc.), which is a direct, wholly owned subsidiary of PGIM Holding Company LLC (formerly, Prudential Asset Management Holding Company, LLC), which is a direct, wholly owned subsidiary of Prudential Financial, Inc.

Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is the portfolio manager of the portion of The Institutional Growth Equity Portfolio allocated to Jennison. Ms. McCarragher generally has final authority over all aspects of the portion of The Institutional Growth Equity Portfolio allocated to Jennison, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

Ms. McCarragher joined Jennison Associates as an Executive Vice President and portfolio manager in May 1998. She was appointed Head of Growth Equity in January 2003. Prior to Jennison, Ms. McCarragher spent six years with Weiss, Peck & Greer, where she was a managing director and the director of large cap growth equities. In addition, Ms. McCarragher spent 10 years with State Street Research and Management Company, initially as a research analyst responsible for health care, transports and financials, and then as a portfolio manager and member of the investment committee. Ms. McCarragher graduated, summa cum laude, from the University of Wisconsin with a B.B.A. and received her M.B.A. from Harvard Business School.

The portfolio manager for the portion of The Institutional Growth Equity Portfolios allocated to Jennison is supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the assets of the Portfolio managed by Lazard. Lazard’s principal offices are located at 30 Rockefeller Plaza, New York, NY, 10112, and it is a wholly owned subsidiary of Lazard Frères & Co. LLC. As of June 30, 2016, Lazard had total assets under management of approximately $173.9 billion. During the fiscal year ended June 30, 2016, Lazard received a fee of 0.36% of the average daily net assets of the portion of The Institutional International Equity Portfolio allocated to Lazard.

Day-to-day investment decisions for the portion of The Institutional International Equity Portfolio are the responsibility of Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl. Paul Moghtader, Managing Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Paul was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA). At SSgA Paul was the senior manager responsible for the research and portfolio management of all multi-regional active quantitative equity strategies. Previously, Paul was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Paul has a Master of Management (MM) from Northwestern

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University and a BA in Economics from Macalester College. Taras Ivanenko, Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Taras was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Taras was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Alex Lai, Senior Vice President, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 2002. Prior to joining Lazard in 2008, Alex was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Prior to that, Alex was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has an MS in Finance from Boston College and a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Craig Scholl, Director, is a Chartered Financial Analyst and a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Craig was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA). Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Craig was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Craig has a BS in Finance and Public Communications from Syracuse University. He is a member of the Boston Security Analysts Society.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The Inflation Protected Securities Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.065% of the average daily net assets for each portion of The Institutional Growth Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Mellon Capital. Mellon Capital did not manage any assets of The Institutional Value Equity Portfolio during the fiscal year ended June 30, 2016.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.10% of the average daily net assets for the portion of The Commodity Returns Strategy Portfolio allocated to Mellon Capital. Mellon Capital did not manage any assets of The Real Estate Securities Portfolio during the fiscal year ended June 30, 2016.

For its services to The Institutional International Equity Portfolio, Mellon Capital receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. During the fiscal year ended June 30, 2016, Mellon received fees of 0.13% of the average daily net assets for the portion of The Institutional International Equity Portfolio allocated to Mellon Capital.

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For its services to The Emerging Markets Portfolio, Mellon Capital receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.13% of the average daily net assets for the portion of The Emerging Markets Portfolio allocated to Mellon Capital.

For its services to The Core Fixed Income Portfolio (for assets allocated to government and mortgage/asset backed securities strategies), The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.06% of the average daily net assets for each portion of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon Capital.

For its services to The Core Fixed Income Portfolio (for assets allocated to corporate securities strategies) and The U.S. Corporate Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.15% of that portion of each Portfolio dedicated to investments in U.S. corporate fixed income securities. During the fiscal year ended June 30, 2016, Mellon Capital received fees of 0.15% of the average daily net assets for the portion of The Core Fixed Income Portfolio allocated (to corporate securities strategies) to Mellon Capital. Mellon Capital did not manage any assets of The U.S. Corporate Fixed Income Securities Portfolio during the fiscal year ended June 30, 2016.

For its services to The Fixed Income Opportunity Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%. During the fiscal year ended June 30, 2016, Mellon Capital was not allocated assets of The Fixed Income Opportunity Portfolio.

For its services to The Inflation Protected Securities Portfolio, Mellon Capital receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of: 0.04% of the average daily net assets of that portion of the Account invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets of that portion of the Account invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets of that portion of the Account invested according to an emerging markets inflation-protected securities strategy. During the period ended June 30, 2016, Mellon Capital received fees of 0.13% of the average daily net assets of The Emerging Markets Portfolio.

The Portfolio Managers for the Institutional Value Equity, Institutional Growth Equity, and Institutional Small Capitalization – Mid Capitalization Equity Portfolios are Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford. The Portfolio Managers for the Real Estate Securities, Commodity Returns Strategy, Institutional International Equity and Emerging Markets Portfolios are Karen Wong, William Cazalet, Peter Goslin and Kristin Crawford. The Portfolio Managers for The Inflation Protected Securities Portfolio are David C. Kwan, Paul Benson and Wyatt Cerny.

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at Mellon Capital. She has an M.B.A. and a B. S. from San Francisco State University. Ms. Wong has 17 years of investment experience and joined Mellon Capital in 2000. Ms. Wong is the head of equity portfolio management responsible for overseeing all equity indexing strategies, including exchange traded funds (ETFs) and is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, ESG Committee, Investment Research Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital she worked as a security analyst at Redwood Securities. She is member of the CFA Institute and the CFA Society of San Francisco and is also a member of S&P Index Advisory Panel, Russell Index Client Advisory Board, MSCI Index Client Advisory Committee, and FTSE Americas Regional Advisory Committee.

William Cazalet, CAIA, is a Managing Director and Head of Active Equity Strategies at Mellon Capital. He has an M.S.M from Stanford University Graduate School of Business and an M.A. from Cambridge University. Mr. Cazalet has 22 years of investment experience and joined Mellon Capital in 2013. Mr. Cazalet manages the entire team of portfolio managers for all U.S. and international active equity strategies.

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Ronald Gala, CFA is a Managing Director, Team Leader and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 30 years of investment experience with tenure of 22 years between Mellon Capital and Mellon Equity Associates, LLP. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

Kristin Crawford is a Director and Senior Portfolio Manager for the Active Equity Strategies. Ms. Crawford has 23 years of investment experience with tenure of 16 years between Mellon Capital and Franklin Portfolio Associates. She has an M.B.A. from Suffolk University and a B.S. from Smith College. Prior to joining Mellon Capital, she was a vice president and portfolio manager at Franklin Portfolio Associates.

Peter Goslin, CFA is a Director and Senior Portfolio Manager for the Active Equity Strategies. Mr. Goslin has 23 years of investment experience with tenure of 16 years at Mellon Capital. Mr. Goslin has an M.B.A. from the University of Notre Dame in Finance. Prior to joining Mellon Capital, Mr. Goslin was a derivatives trader and NASDAQ market maker for Merrill Lynch and ran Merrill’s Equity Index Option desk at the Chicago Mercantile Exchange.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of Nancy Rogers, CFA, Paul Benson, CFA, CAIA, and Gregg Lee, CFA. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. Lee is a Vice President, Senior Portfolio Manager at Mellon Capital with 26 years of finance and investment experience and 26 years at the firm. He earned a B.S. at University of California at Davis. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor.

Day-to-day investment decisions for the portion of The Fixed Income Opportunity Portfolio allocated to Mellon Capital are the responsibility of Nancy Rogers, CFA, John DiRe, Manual Hayes, Paul Benson, CFA, CAIA, and Stephanie Shu, CFA. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. DiRe is a Director, Senior Portfolio Manager with 22 years of investment experience and 11 years at the firm. He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 12 years investment experience and 7 years at the firm. He earned a B.S at the University of California at Berkeley. Ms. Shu is a Director, Senior Portfolio Manager with 18 years of investment experience and 15 years at the firm. She earned a M.S. at Texas A&M University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor.

Day-to-day investment decisions for the portion of The U.S. Corporate Fixed Income Securities Portfolio allocated to Mellon Capital is the responsibility of Nancy Rogers, CFA, Paul Benson, CFA, CAIA, John DiRe, and Manual Hayes. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor. Mr. DiRe is a Director, Senior Portfolio Manager with 22 years of investment experience and 11 years at the firm. He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 12 years investment experience and 7 years at the firm. He earned a B.S at the University of California at Berkeley.

The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, CFA, Paul Benson, CFA, CAIA, and Wyatt Cerny. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of Mellon Capital. Ms. Rogers has 29 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into Mellon Capital, and earned her M.B.A. at Drexel University. Mr. Cerny is a Portfolio Manager of Fixed Income Management of Mellon Capital with 8 years of investment experience at the firm. He earned his B.A. at Georgetown University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at Mellon Capital with 21 years of investment experience and 11 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor.

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As of June 30, 2016, Mellon Capital had assets under management totaling approximately $327.7 billion, which includes overlay strategies.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Specialist Manager for The Institutional Value Equity, The Institutional Growth Equity and The Commodity Returns Strategy Portfolios. PIMCO is an investment adviser registered with the SEC pursuant to the Investment Advisers Act. Its headquarters are located at 650 Newport Center Drive, Newport Beach, CA 92660. As of June 30, 2016, PIMCO had total assets under management of approximately $1.512 trillion, of which approximately $410 billion represented assets of mutual funds.

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. During the fiscal year ended June 30, 2016, PIMCO was not allocated assets of either The Institutional Value Portfolio or The Institutional Growth Equity Portfolio. Sudi Mariappa is primarily responsible for the day-to-day management of that portion of the Portfolios allocated to PIMCO. Mr. Mariappa is a managing director and generalist portfolio manager in the Newport Beach office. He rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a managing director and head of global portfolio management. He also served as a senior advisor to PIMCO’s portfolio management group from 2009-2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 28 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University.

For its services to The Commodity Returns Strategy Portfolio, PIMCO receives and annual fee of 0.49% of that portion of the Portfolio allocated to PIMCO from time to time. During the fiscal year ended June 30, 2016, PIMCO received a fee of 0.49% of the average daily net assets of the portfolio of The Commodity Returns Strategy Portfolio allocated to PIMCO. Nicholas Johnson is responsible for the day-to-day management of that portion of the Portfolio allocated to PIMCO. Mr. Johnson is an executive vice president in the Newport Beach office and a portfolio manager focusing on commodities and multi-asset portfolios. He joined PIMCO in 2004 and managed the portfolio analyst group prior to joining the portfolio management team in 2007. He specializes in structural risk premiums as well as overall portfolio construction. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. Prior to joining PIMCO in 2004, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation. He has 10 years of investment experience and holds a master’s degree in financial mathematics from the University of Chicago and an undergraduate degree from California Polytechnic State University.

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of June 30, 2016, Parametric and its subsidiary had approximately $178.9 billion in assets under management.

For its services to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, a fee, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below) committed to Parametric’s Liquidity Strategy; 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of separate portfolio management agreements, for its services to The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined

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Defensive Assets over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. Under the terms of separate portfolio management agreements, for its services to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.05% of the Targeted Strategy Assets (as defined below) committed to Parametric’s Targeted Strategy. The term “Targeted Strategy Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Targeted Strategy. Parametric shall also be entitled to receive a flat fee of $5,000 per year, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy Assets. During the fiscal year ended June 30, 2016, Parametric received fees of 0.05%, 0.05%, 0.14%, 0.47%, 0.05%, 0.08%, 0.07% and 0.12% of the average daily net assets for the portion of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, respectively, allocated to Parametric’s Liquidity Strategy. During the fiscal year ended June 30, 2016, Parametric received fees of 0.07%, 0.07%, 0.14%, 0.47%, 0.07%, 0.08%, 0.07%, and 0.12% of the average daily net assets of that portion of each of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio respectively, allocated to Parametric’s Targeted Strategy. During the fiscal year ended June 30, 2016, Parametric was not allocated assets of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio with respect to the Defensive Equity Strategy.

Mr. Jay Strohmaier, Mr. Alex Zweber and Mr. Perry Li are primarily responsible for the day-to-day management of the portion of each the assets of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric for investment in its Defensive Equity strategy. Mr. Strohmaier, Senior Portfolio Manager, leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a B.S. degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Zweber, CFA, Portfolio Manager, joined Parametric in 2012 upon Parametric’s acquisition of Clifton, and prior to the acquisition worked at Clifton in various investment capacities for over eight years. Mr. Zweber holds a BA in Economics from Macalester College. Mr. Li is responsible for trading and assisting with day-to-day management of Parametric’s options-based investment strategies, including the Defensive Equity and other proprietary strategies. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Li worked for CHS Inc. from 2011 to 2014 , where he managed commodity futures and options portfolios and conducted research on macro economy and derivative strategies. Mr. Li earned a B.S. in Statistics from the Sun Yat-Sen University and a M.S. in Financial Mathematics from the University of Minnesota. He holds a Financial Risk Manager certificate from the Global Association of Risk Professionals. Mr. Justin Henne, Mr. Clint Talmo, Mr. Jason Nelson and Mr. Dane Fickel are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Clint was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time

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worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Fickel is responsible for trading client accounts as well as creating and analyzing daily investment management reports with an emphasis in OTC instruments. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2015, Mr. Fickel worked for Russell Investments from 2010 to 2015 and Morgan Stanley from 2009 to 2010, where his responsibilities included trading, portfolio management and client services. Mr. Fickel earned a B.A. in Economics from the University of Washington.

Pzena Investment Management, LLC (“Pzena”) serves as a Specialist Manager for The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 320 Park Avenue, 8th Floor, New York, NY 10022. Pzena Investment Management Inc., a publicly traded company, is the sole managing member of Pzena. As of June 30, 2016, Pzena had total assets under management of approximately $25.4 billion of which approximately $10.1 billion consisted of mutual fund assets.

Evan Fox, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to Pzena. Mr. Fox is a Portfolio Manager since August 1, 2015 and joined Pzena in July 2007. Mr. Silver is a Principal, Co-Director of Research and Portfolio Manager of Focused Value, Small Cap Focused Value, and Large Cap Focused Value at Pzena. Mr. Silver joined Pzena in 2001. Mr. Flynn is a Principal and Portfolio Manager for Small Cap Focused Value and Mid Cap Value strategies at Pzena and joined Pzena in 2005.

For its services to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Pzena receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 1.00%. During the fiscal year ended June 30, 2016, Pzena received a fee of 1.00% of the average daily net assets of the portion of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Pzena.

RBC Global Asset Management (UK) Limited (“RBC GAM”) serves as Specialist Manager for The Emerging Markets Portfolio. RBC GAM is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC GAM has been registered with the SEC as an investment adviser since September, 2013, and has been a portfolio manager of publicly-offered funds since 1998. RBC GAM maintains its offices at Riverbank House, 2 Swan Lane, London, UK, EC4R 3AF. As of June 30, 2016, RBC GAM managed approximately $16 billion in assets.

For its services with respect to the portion of The Emerging Markets Portfolio allocated to RBC GAM from time to time (the “Account”), RBC GAM receives a fee calculated at an annual rate of 0.80% of the first $100 million of Combined Assets; 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million. Combined Assets refers to the aggregate of all assets of the Portfolio managed by RBC GAM and any assets of other clients of the Adviser managed by RBC GAM using the same strategy. During the fiscal year ended June 30, 2016, RBC GAM was not allocated assets of The Emerging Markets Portfolio.

Philippe Langham, ACA, and Laurence Bensafi, CFA, are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to RBC GAM.

Philippe Langham is Senior Portfolio Manager and Head of the Emerging Markets Equity team in London and lead manager for the Emerging Markets Equity and Emerging Markets Small Cap Equity Strategies. Philippe joined RBC GAM in 2009 to establish and lead the Emerging Markets Equity team in London. He has worked in the investment industry since 1992 and prior to joining RBC GAM, Philippe was the Head of Global Emerging Markets at Société Générale Asset Management in London. Previously, Philippe managed the Global Emerging Markets, Asian, Latin American and US portfolios at the Kuwait Investment Office in London, and was Director and Head of Asia and Emerging Markets at Credit Suisse in Zurich. Philippe obtained a BSc in Economics from the University of Manchester in England, and is a Chartered Accountant.

Laurence Bensafi is Senior Portfolio Manager and Deputy Head of Emerging Markets Equity in London and lead portfolio manager for the Emerging Markets Value Equity strategy. Prior to joining RBC GAM in 2013, Laurence was the Head of Aviva Investors’ Emerging Markets team, where she was responsible for managing Global Emerging Markets income funds, and for developing quantitative stock selection and analysis models. Laurence began her investment career as a Quantitative Analyst at Société Générale Asset Management, supporting European and Global Equity portfolio management by developing quantitative models to assist in the portfolio construction and security selection process. In 1997, Laurence obtained a Magistère d’Économiste Statisticien & D.E.S.S. Statistique et Économétrie from Toulouse University in France. Laurence is a CFA charterholder.

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Sustainable Growth Advisers, LP (“SGA”) serves as a Specialist Manager for The Institutional Growth Equity Portfolio. SGA is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 301 Tresser Blvd., Suite 1310, Stamford, CT 06901. As of June 30, 2016, SGA had total assets under management of approximately $6.3 billion, of which approximately $3.9 billion represented assets of mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, are primarily responsible for day-to-day management of the portion of the Portfolio’s assets allocated to SGA. Both Mr. Fraise and Mr. Marchand served as executive officers of Yeager, Wood & Marshall, Inc., from 2000 to 2003, serving on that firm’s Investment Policy Committee and as members of its Board of Directors. Mr. Marchand also served as that firm’s Chief Operating and Financial Officer.

For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, SGA receives an annual fee of 0.35% of the first $200 million of the Combined Assets (as defined below), 0.30% of the next $200 million of Combined Assets, 0.25% of the next $200 million of Combined Assets, 0.22% of the next $400 million of Combined Assets and 0.20% of the Combined Assets exceeding $1 billion. The term “Combined Assets” means the sum of (i) the net assets of the Account; (ii) the net assets of that portion of the Portfolios allocated to SGA from time-to-time; and (iii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which SGA provides portfolio management services. Prior to June 10, 2015, SGA received an annual fee of 0.35% of the average daily net assets of that portion of the Portfolios allocated to SGA. During the fiscal year ended June 30, 2016, SGA received a fee of 0.29% of the average daily net assets of the portion of the Portfolio allocated to SGA.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) serves as a Specialist Manager of The Commodity Returns Strategy Portfolio. Vaughan Nelson is an indirect wholly-owned subsidiary of Natixis Global Asset Management SA, a French investment banking/financial services firm, of which a minority share of ownership is publicly traded on the Euronext exchange in Paris. Vaughan Nelson’s headquarters are located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a registered investment adviser which has approximately $12.6 billion in assets under management as of June 30, 2016.

For its services with respect to the portion of The Commodity Returns Strategy Portfolio allocated to Vaughan Nelson from time to time (the “Account”), Vaughan Nelson shall receive a fee calculated at an annual rate and payable quarterly in arrears based on the Average Quarterly Net Assets of the Combined Assets (as defined below) of 0.35% of the first $25 million of the Combined Assets, 0.25% of the next $75 million of Combined Assets and 0.20% of the Combined Assets exceeding $100 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which the Adviser serves as investment adviser and for which Vaughan Nelson provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account. “Average Quarterly Net Assets” shall mean the average of the average daily net asset values of the Account and/or the average of the net asset values of the Other Hirtle Accounts, as the case may be, as of the last business day of each of the three months in the calendar quarter. During the fiscal year ended June 30, 2016, Vaughan Nelson received a fee of 0.35% of the average daily net assets of the portion of The Commodity Returns Strategy Portfolio allocated to Vaughan Nelson.

Day-to-day investment decisions for The Commodity Returns Strategy Portfolio are the responsibility of Steve Henriksen, Senior Portfolio Manager/ Director -Fixed Income Investments of Vaughan Nelson, Charles Ellis, Portfolio Manager and Blanca Garza-Bianco, Portfolio Manager, each a member of the Vaughan Nelson Fixed Investment team. Mr. Henriksen joined Vaughan Nelson in 1994. He received a B.A. from Louisiana State University and has over 33 years of investment management and research experience. Mr. Ellis joined Vaughan Nelson in 2003. He received a B.B.A. from Texas Tech University and has over 41 years of investment management and research experience. Ms. Garza-Bianco joined Vaughan Nelson in 1998. She received a B.A. from the University of Houston and an M.B.A. from the University of St. Thomas and has over 23 years of investment management and research experience.

Wellington Management Company LLP (“Wellington Management”) serves as the Specialist Manager for The Real Estate Securities and The Commodity Returns Strategy Portfolios. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2016, Wellington Management had investment management authority with respect to approximately $969 billion in assets.

145

Specialist Manager Guide (continued)

Bradford D. Stoesser, Managing Director and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

For its services to The Real Estate Securities Portfolio, Wellington Management receives a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets on the first $50 million of the Combined Assets allocated to Wellington Management and 0.65% on assets over $50 million of Combined Assets. Combined Assets shall mean the sum of (a) the net assets of The Real Estate Securities Portfolio allocated to Wellington Management and (b) the net assets for clients of the Adviser managed by Wellington Management within the same strategy. During the fiscal year ended June 30, 2016, Wellington Management received a fee of 0.69% of the average daily net assets of The Real Estate Securities Portfolio.

Jay Bhutani, Managing Director and Global Industry Analyst affiliated with Wellington Management and located outside of the United States, has served as Portfolio Manager for the Commodity Related Securities portion of the Portfolio since June 2010. Mr. Bhutani joined Wellington Management as an investment professional in 2007.

David A. Chang, CFA, Senior Managing Director and Commodities Portfolio Manager of Wellington Management, has served as Portfolio Manager for the Subsidiary since April 2011. Mr. Chang joined Wellington Management in 2001, and has been an investment professional since 2002.

For its services to The Commodity Returns Strategy Portfolio, Wellington Management receives a fee, payable monthly, at the following rates: For assets managed in its Global Natural Resources strategy, Wellington Management receives a fee at an annual rate of 0.60% of the average daily net assets of the account so long as at least $150 million in assets are present in the account; and 0.85% of the average daily net assets of the account if less than $150 million in assets are present in the account. Prior to March 11, 2015, Wellington Management received a fee, payable monthly, for Portfolio assets managed in its Global Natural Resources strategy, of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2016, Wellington Management received a total fee of 0.75% of the average daily net assets of The Commodity Returns Strategy Portfolio.

Western Asset Management Company (“Western Asset”) serves as a Specialist Manager for The Fixed Income Opportunity Portfolio, focusing on structured securities. Western Asset, the principal office of which is located at 385 E. Colorado Blvd., Pasadena, CA 91101, has provided investment management services for the Portfolio since July 29, 2014. As of June 30, 2016, Western Asset managed assets of $459.8 billion, of which approximately $260 billion represented assets of mutual funds. Western Asset is a corporation organized under the laws of California. Western Asset is a wholly owned subsidiary of Legg Mason, Inc. (“Legg Mason”), a registered investment adviser. Legg Mason is an NYSE-listed, independent asset management firm based in Baltimore, Maryland. The company went public in August 1983, and has not experienced a change in ownership since that date. Western Asset was originally founded and began providing investment management services in 1971. For its services to The Fixed Income Opportunity Portfolio, Western receives a fee at the annual rate of 0.75% of the average daily net assets of that portion of the Portfolio allocated to Western. During the fiscal year ended June 30, 2016, Western received a fee of 0.75% of the average daily net assets of The Fixed Income Opportunity Portfolio.

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Anup Agarwal and Harris A. Trifon. Mr. Agarwal has been the Head of MBS/ABS for Western Asset since 2013. Mr. S. Kenneth Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009.

146

HC Capital Trust

For More Information:

For more information about any of the Portfolios of HC Capital Trust, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:

The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustees basis for approval of the HC Capital Agreements and for approval of the Specialist Managers advisory agreements is available in the Trust’s annual report dated June 30, 2016.

Statement of Additional Information (“SAI”):

The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:

Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,

West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:

You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. You can also obtain these items from the Trust’s website at http://www.hccapitalsolutions.com.

Prospectus

Ticker Symbol
The ESG Growth Portfolio	HCSGX
The Catholic SRI Growth Portfolio	HCSVX

HC Advisors Shares

November 1, 2016

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.

Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

For More Information	Back Cover

The ESG Growth Portfolio

Investment Objective

The ESG Growth Portfolio seeks to maximize total return while emphasizing environmental, social and governance (“ESG”) focused investments.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.57%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$58
3 Years	$183
5 Years	$318
10 Years	$714

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 35.90% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio has adopted a manager of managers structure. This structure affords the Portfolio, under the supervision of HC Capital Solutions, the Portfolio’s primary investment adviser (the “Adviser”), access to one or more independent investment advisory organizations (“Specialist Managers”). Specialist Managers are selected based upon the Adviser’s assessment of their expertise in one or more of a broad range of investment styles and approaches. The Adviser allocates the Portfolio’s assets among the various Specialist Managers in order to access these different styles and approaches in different proportions based on its evaluation of market conditions.

Further, under the supervision of the Adviser, environmental, social and governance criteria (“ESG Factors) will be integrated into the Portfolio’s security selection process through the application of non-financial criteria (“ESG Screens”). The ESG Screens used by the Portfolio are determined in part with the use of third party data and ESG rating agencies. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to ESG issues. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Advisor’s opinion ESG Factors are not applicable or it is not possible to implement them. The ESG Screens will be applied by the Specialist Managers that manage the Portfolio under the direction of the Adviser. The ESG Screens used by each Specialist Manager may differ from one another.

The Portfolio may also invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include corporate debt, including high yield or “junk bonds,” structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and short-term money market instruments or other cash equivalents.

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for

2

The ESG Growth Portfolio (continued)

which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective of maximizing total return or to hedge against certain investment risks, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards.

The Portfolio is classified as a non-diversified fund, which means that the Portfolio is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as diversified.

3

The ESG Growth Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Non-diversification Risk.    A non-diversified fund, such as the Portfolio, is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if it were classified as diversified. As a non-diversified fund, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and risks associated with a single economic, political or regulatory occurrence than a diversified fund.

•

Multi-Manager Risk.    The Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the broad range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively do so.

•

ESG Investing Risk.    The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to ESG issues. The Portfolio’s use of ESG Factors in making investment decisions may include the following risks.

•

Risk of Excluding Performing Companies – The Portfolio’s ESG policy may cause it to perform differently than funds that do not have an ESG focus. The Portfolio’s ESG focus may result in the Portfolio foregoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so.

•

Information Risk – The ESG Screens used by the Portfolio are determined in part through the use of third party data and ESG rating agencies. Information relating to the ESG performance of the companies in which the Portfolio may invest may not be complete, accurate or readily available. This fact may negatively impact the effectiveness of the ESG Screens.

4

The ESG Growth Portfolio (continued)

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time. The Portfolio generally considers “emerging markets” countries to be those included in the MSCI Emerging Markets Index.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:
•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.

•

Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health,

5

The ESG Growth Portfolio (continued)

although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•

Thinly traded Securities.    The Portfolio may invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

6

The ESG Growth Portfolio (continued)

•

Valuation Risk – When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

7

The ESG Growth Portfolio (continued)

Performance Bar Chart and Table

Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history. Performance will be measured against the MSCI World Index.

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since its inception in July 2015. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Agincourt Capital Management, LLC (“Agincourt”), Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Agincourt:    L. Duncan Buoyer, CFA and B. Scott Marshall have co-managed the portion of the Portfolio allocated to Agincourt since its inception.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since its inception.

Mellon Capital:    Karen Wong, CFA, William Cazalet, CAIA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since its inception.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since July, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

8

The Catholic SRI Growth Portfolio

Investment Objective

The Catholic SRI Growth Portfolio seeks to maximize total return subject to emphasizing socially responsible investments.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (a)	0.31%
Total Annual Portfolio Operating Expenses	0.73%

(a)	Based on estimated amounts for the current fiscal year.

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$75
3 Years	$233

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 25.63% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio has adopted a manager of managers structure. This structure affords the Portfolio, under the supervision of the Adviser, access to one or more Specialist Managers. Specialist Managers are selected based upon the Adviser’s assessment of their expertise in one or more of a broad range of investment styles and approaches. The Adviser allocates the Portfolio’s assets among the various Specialist Managers in order to access these different styles and approaches in different proportions based on its evaluation of market conditions.

Further, under the supervision of the Adviser, the Portfolio integrates a range of social and moral concerns into its security selection process. These issues may include protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. This will be accomplished with reference to the principles contained in the United States Conference of Catholic Bishops’ (“USCCB”) Socially Responsible Investing Guidelines (“Social Guidelines”). Potential investments for the Portfolio are selected for financial soundness and evaluated according to the Portfolio’s social criteria.

The Portfolio seeks to achieve its total return objective, which includes a combination of capital appreciation and income, by investing primarily in equity securities while retaining the flexibility to invest in fixed income securities.

In addition to equity and fixed income securities, the Portfolio may invest in other instruments, including but not limited to derivatives. The Portfolio is permitted to invest in any equity security, which includes securities issued by other investment companies, including exchange traded funds (“ETFs”) and securities issued by one or more of the other portfolios of HC Capital Trust. The Portfolio may invest in companies of any market capitalization.

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The Catholic SRI Growth Portfolio (continued)

The Portfolio may also invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include corporate debt, including high yield or “junk bonds,” structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and short-term money market instruments or other cash equivalents.

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards.

The Portfolio is classified as a non-diversified fund, which means that the Portfolio is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as diversified.

The Portfolio is not authorized or sponsored by the Roman Catholic Church or the USCCB.

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The Catholic SRI Growth Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Non-diversification Risk.    A non-diversified fund, such as the Portfolio, is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if it were classified as diversified. As a non-diversified fund, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and risks associated with a single economic, political or regulatory occurrence than a diversified fund.

•

Multi-Manager Risk.    The Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the broad range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively do so.

•

Socially Responsible Investing Risk.    The Portfolio considers the Social Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Social Guidelines. This means that the Portfolio may underperform other similar funds that do not consider the Social Guidelines when making investment decisions.

•	Foreign Investment Risk. – Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are

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The Catholic SRI Growth Portfolio (continued)

generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time. The Portfolio generally considers “emerging markets” countries to be those included in the MSCI Emerging Markets Index

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.

•

Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the

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The Catholic SRI Growth Portfolio (continued)

prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in these and similar instruments involve the following risks:

•

Derivative Risk – The value of derivative instruments, such as option or futures contracts or swaps, may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Swaps Risk. – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

•

Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•

Thinly traded Securities.    The Portfolio may invest in securities, including privately placed and structured securities and derivatives, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Valuation Risk – When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

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The Catholic SRI Growth Portfolio (continued)

Performance Bar Chart and Table

Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history. Performance will be measured against the MSCI World Index (Gross Returns).

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA, Brad Conger, CFA and Scott Jacobson, CFA have managed the Portfolio since its inception in January 2016.

Investment Subadvisers

Agincourt Capital Management, LLC (“Agincourt”), Cadence Capital Management LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Agincourt:    L. Duncan Buoyer, CFA and B. Scott Marshall, CFA have co-managed the portion of the Portfolio allocated to Agincourt since its inception.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since its inception.

Mellon Capital:    Karen Wong, CFA, William Cazalet, CAIA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since its inception.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since January, 2016 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

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Summary of Other Important Information Regarding Portfolio Shares

Purchasing and Selling Your Shares

You may purchase HC Advisors Shares of a Portfolio only if you are a client of any financial intermediary (each an “Intermediary”) that (i) has entered into, and maintains, a client agreement with the Adviser; and (ii) acting in accordance with discretionary authority on behalf of such Intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. HC Advisors Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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More Information About Investments and Risks

HC Capital Solutions.    HC Capital Solutions serves as the overall investment adviser to the Trust. The Adviser is responsible for monitoring both the overall performance of the Portfolios, and the individual performance of the Specialist Managers. The Adviser may, from time to time, allocate and reallocate the assets of each Portfolio among the Specialist Managers when it believes that such action would be appropriate to achieve the overall objectives of such Portfolio.

The Adviser is an integral part of the Specialist Manager selection process. In selecting Specialist Managers, the Adviser seeks to identify and retain Specialist Managers who are expected to achieve superior investment records relative to selected benchmarks and to provide the Portfolio access to a range of investment styles and strategies, implemented on a day-to-day basis by independent investment advisory organizations expert in them. The Adviser is responsible for monitoring the performance of each of the Specialist Managers individually and in the context of each Portfolio’s overall effort to achieve its investment objectives. The Adviser is also responsible for identifying and overseeing the implementation of each Specialist Manager’s investment assignments and allocating each Portfolio’s assets among the Specialist Managers. The Adviser may also direct that each Portfolio’s assets be invested in securities issued by other investment companies, including exchange traded funds (“ETFs”) and securities issued by one or more of the other portfolios of the Trust, in order to achieve the Portfolio’s objective.

The Adviser will vary the allocation of assets among the Specialist Manages as it deems appropriate in seeking to achieve a Portfolio’s overall investment objective. The Adviser may increase or decrease the allocation to a Specialist Manager at any time and allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend to the Board of Trustees the termination of a particular Specialist Manager or the engagement of new Specialist Managers when, in the Adviser’s judgment, doing so would be of assistance in achieving a Portfolio’s investment objective. The Trust has been granted an order from the SEC permitting the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of a Portfolio under certain circumstances.

With respect to a portion of each Portfolio, the Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in a Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser may seek to implement exposure to that asset with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure, as part of its “Targeted Strategy” described below, relying on its trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

Specialist Managers.    Currently, the following Specialist Managers have been retained to provide day-to-day portfolio management services to the Portfolios. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolios appears in the “Specialist Manager Guide” included later in this Prospectus.

Cadence Capital Management LLC and Mellon Capital Management Corporation have been retained to manage each Portfolio’s investment in equity securities. Each of these Specialist Managers will manage Portfolio assets allocated to it using a passive investment strategy designed to capture specific asset classes, industry characteristics and market characteristics within the equity markets and as identified by the Adviser.

Agincourt Capital Management, LLC has been retained to manage each Portfolio’s investments in fixed income securities. Agincourt may invest in fixed income securities including but not limited to, government, corporate credit and asset backed securities, both investment grade and below investment grade, of varying maturities and durations, as well as non-US Dollar denominated bonds of non-US domiciled sovereign and corporate issuers, including issuers in emerging markets. Debt instruments such as structured notes and similar instruments including collateralized loan obligations and collateralized debt obligations may also be acquired.

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More Information About Investments and Risks (continued)

Parametric Portfolio Associates, LLC will manage each Portfolio’s assets using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy.” Parametric will manage certain Portfolio assets allocated to it from time to time in accordance with the Liquidity Strategy, a strategy designed, through the use of exchange-traded futures, closed-end funds and ETFs, to maintain exposure to one or more asset classes designated by the Adviser, while seeking to maintain a portion of its allocation in cash and cash equivalents or other highly liquid investments. The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth in “HC Capital Solutions” above. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

Investment Risks and Strategies

The following is a summary of the types of investments that the Portfolios may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of the Portfolios’ securities, appears in the Statement of Additional Information.

About ESG Investing in The ESG Growth Portfolio.

The ESG Screens applied by the Adviser as part of the securities selection process for The ESG Growth Portfolio are based, in part on third party data and ESG rating agencies or organizations. Generally, the Portfolio’s ESG Screens take into account criteria such as a company’s corporate policies and practices in the areas such as environment; workplace practices and human rights; corporate governance; community impact; and product safety and integrity.

Companies in which the Portfolio invests may not meet the highest standards with respect to all aspects of environmental, social and governance performance. The Portfolio will, however, seek to invest in companies that adhere to positive standards in these areas. The Portfolio may, at its discretion, vary the ESG Factors on which the Portfolio’s ESG Screens are based, including adding criteria, changing the weightings of various criteria or otherwise modifying the use of the ESG Screens in the investment selection process. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Advisor’s opinion ESG Factors are not applicable or it is not possible to implement the criteria.

About Socially Responsible Investing in The Catholic SRI Growth Portfolio.

In selecting investments, The Catholic SRI Growth Portfolio seeks to adhere to the social and moral concerns set forth in the Social Guidelines described under “Principal Investment Strategies,” above. The Portfolio will not invest in companies engaged in: activities that include direct participation in or support of abortion (unless the company is absolutely required by law to do so); the manufacture of contraceptives (or that derive a significant portion of their revenues from the sale of contraceptives); scientific research on human fetuses or embryos, including human cloning and fetal stem cell research; or the manufacture, sale or use of anti-personnel landmines and the Portfolio will seek to avoid investment in companies that are primarily engaged in adult entertainment or the production of military weapons.

About Benchmarks.    The benchmark for the Portfolios is the MSCI World Index (the “World Index”). This Index is an unmanaged index that is designed to capture large and mid cap companies across 23 developed market countries. As of July 31, 2016, the Index covered approximately [85% of the free float-adjusted market capitalization in each of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.]

The MSCI World ESG Index (the “ESG Index”) is a capitalization weighted index that provides exposure to companies with high environmental, social and governance performance relative to their sector peers. Like the World Index, the ESG Index consists of large and mid cap companies in [23]developed markets countries. The World Index and the ESG Index may be used, among other factors, by the Adviser and the Board of Trustees as one standard against which to assess the performance of the Specialist Managers and each Portfolio as a whole.

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More Information About Investments and Risks (continued)

About Equity Securities.    The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common stock, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common stock or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk.    IPO holding is the practice of participating in an initial public offering (“IPO”) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which a Portfolio can participate. Even when a Portfolio requests to participate in an IPO, there is no guarantee that the Portfolio will receive an allotment of shares in the IPO sufficient to satisfy a Portfolio’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk.    IPO trading is the practice of participating in an IPO and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase a Portfolio’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if a Portfolio purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

Small Company Risk.    Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.    Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; including internal or external economic sanctions; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes is recoverable in the form of a U.S. foreign tax credit, the non-recovered portion of foreign withholding taxes will reduce a Portfolio’s performance. Further, in June, 2016, the United Kingdom voted to withdraw from the European Union. There is also the possibility that one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Foreign Currency Risk.    The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolios. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

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More Information About Investments and Risks (continued)

Emerging Market Securities.    Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities.    Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities and event-linked bonds and delayed funding loans, as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.    Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

Call/Prepayment Risk and Extension Risk.    Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, a Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues – securities backed by pools of loans – payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk.    Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. and/or Fitch Ratings, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by a Portfolio if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Inflation Indexed Securities.    Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security (“IIS”) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature, given that inflation has typically occurred. There have, however, been periods of deflation.

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More Information About Investments and Risks (continued)

Importantly, in the event of deflation, the U.S. Treasury has guaranteed that it will repay at least the face value of an IIS issued by the U.S. government. Inflation measurement and adjustment for an IIS have two important features. There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects IIS valuations throughout the month of March. In addition, the inflation index used is the non-seasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause a Portfolio’s income level to fluctuate.

Inflation-indexed securities are designed to provide a “real rate of return” – a return after adjusting for the impact of inflation. Inflation – a rise in the general price level – erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long-term. This is because interest earned depends on the amount of principal invested, and that principal won’t grow with inflation if the investor does not reinvest the principal adjustment paid out as part of a fund’s income distributions.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on an IIS are adjusted for inflation and, therefore, aren’t affected meaningfully by inflation expectations. This leaves only real rates to influence the price of an IIS. A rise in real rates will cause the price of an IIS to fall, while a decline in real rates will boost the price of an IIS.

Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

Risk Factors Relating to High Yield or “Junk” Bonds.    Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. The Portfolios will not generally purchase “distressed” securities.

When-issued Securities.    Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities.    Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator,

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More Information About Investments and Risks (continued)

the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls.    Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date.

While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Floating Rate Loans and Loan Participations.    The Portfolios may invest in floating rate loans and loan participations. These instruments – which include first and second lien senior floating rate loans and other floating rate debt securities – generally consist of loans made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates on these loans are most often floating, not fixed, and are tied to a benchmark lending rate (such as the London Interbank Offered Rate or “LIBOR”). Because the interest rate of floating rate loans adjusts periodically, interest rate risk is lower on floating rate loans than on fixed rate loans. Additionally, to the extent that a Portfolio invests in senior loans to non-U.S. borrowers, such Portfolio may be subject to the risks associated with any foreign investments (summarized above). The Portfolios may also acquire junior debt securities or securities with a lien on collateral lower than a senior claim on collateral. The risks associated with floating rate loans are similar to the risks of below

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More Information About Investments and Risks (continued)

investment grade securities although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured; although one lending institution will often be required to monitor the collateral. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require a Portfolio to replace a particular loan with a lower-yielding security. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. Each Portfolio may also invest in loan participations, by which a Portfolio has the right to receive payments of principal, interest and fees from an intermediary (typically a bank, financial institution or lending syndicate) that has a direct contractual relationship with a borrower. Absent a direct contractual relationship with the borrower, each Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the underlying loan. As a result, the Portfolios may be exposed to the credit risk of both the borrower and the intermediary offering the participation. Additionally, investment in loan participation interests may result in increased exposure to financial services sector risk. The Portfolios may have difficulty disposing of loan participations as the market for such instruments is not highly liquid and may have limited or no right to vote on changes that may be made to the underlying loan agreement. Each Portfolio may also purchase loan assignments from an agent bank or other member of a lending syndicate. Such investments may involve risks in addition to those noted above, for example, if a loan is foreclosed, a Portfolio could become part owner of any collateral and would bear the costs and liability associated with such ownership.

Inverse Floating Rate Municipal Obligations.    Inverse floating rate municipal obligations are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Securities Purchased At Discount.    Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, such Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Cash Management Practices.    Each Portfolio may invest any portion of its assets in short-term money market instruments, or other cash equivalents, including money market funds, when the Adviser deems it appropriate to achieve the Portfolio’s investment objectives. Additionally, each Portfolio may invest in such instruments when such Portfolio’s assets are reallocated among Specialist Managers, during Specialist Manager transition periods and pending investment in appropriate longer term investments.

Each Portfolio’s performance may be adversely affected to the extent that a significant portion of its assets are invested in short-term money market instruments during periods when the securities markets are increasing in value.

About Derivative Strategies.    Each Portfolio may, but is not obligated to, use strategies that involve the use of options on securities and securities indexes and options on stock index and interest rate futures contracts as well as swaps and structured notes in order to achieve its investment objectives. The Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of securities denominated in foreign currencies and may use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In anticipation of future purchases, each Specialist Manager may use Derivative Strategies to gain market exposure pending direct investment in securities.

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More Information About Investments and Risks (continued)

Further information relating to the use of Derivative Strategies, as well as the limitations and risks associated with their use, appears in the Statement of Additional Information.

However, there are certain overall considerations to be aware of in connection with the use of Derivative Strategies in the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of Derivative Instruments may enable a Portfolio to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Derivative Strategy does not occur, it may be that a Portfolio would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances.

To the extent that Derivative Strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates are changing in unexpected ways. The Portfolio may suffer losses disproportionate to the amount of its investments in these instruments. Liquid markets do not always exist for certain derivative instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. Valuation of derivatives may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In addition, changes in government regulation of derivatives could affect the character, timing and amount of a Portfolio’s taxable income or gains. A Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

About Other Permitted Instruments.

Borrowing and Lending.    Each Portfolio may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. Borrowings outstanding at any time will be limited to no more than one-third of the Portfolio’s total assets. To avoid potential leveraging effects of the Portfolio’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of the Portfolio’s total assets. The Portfolio may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Portfolio will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

Liquidity Risk.    Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the price that would normally prevail in the market at the time at which the Portfolio desires to sell. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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More Information About Investments and Risks (continued)

Market Risk.    Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies.

Each Portfolio may also acquire securities issued by other investment companies, including other portfolios of HC Capital Trust. Each Portfolio may also invest in ETFs. Both mutual fund and ETF investments may offer an efficient means to diversify a Portfolio’s exposure to the asset class, market sector or investment index in which the mutual fund or ETF invests. Because ETFs and mutual funds incur their own fees and expenses, a Portfolio will, indirectly bear these costs. Unlike mutual fund shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. A Portfolio will, however, incur brokerage commissions and related charges in connection with the purchase and sale of ETF shares.

Disclosure of Portfolio Holdings

A complete list of each Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s securities is provided in the Trust’s Statement of Additional Information (“SAI”).

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Management of the Trust

The Board of Trustees is responsible for overseeing the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust. Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees.

HC Capital Solutions.    For its services to each Portfolio, the Adviser is entitled to receive an annual fee of 0.05% of such Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of June 30, 2016, approximately $23.9 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Thomas Cowhey, CFA, Mr. Brad Conger, CFA and Mr. Scott Jacobson, CFA act as portfolio managers for each Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Adviser and has been with the Adviser since 2000. Mr. Conger is a Vice President at the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors. Mr. Jacobson is a Capital Allocation Investment Strategist for the Adviser and has been with the Adviser since 2015. Prior to joining the Adviser, Mr. Jacobson served as a Managing Director at Wedbush Securities, Inc., a Consultant for ClearVol Capital Management, LLC and the Head of Derivative Strategy at Sanford C. Bernstein & Co., LLC.

Discussions regarding the Board of Trustees’ basis for approving the investment advisory arrangements for the Portfolios, including the investment advisory agreements with the Adviser and the Specialist Managers appear in the Trust’s Annual Report to Shareholders dated June 30, 2016 and Semi-Annual Report to Shareholders dated December 31, 2015.

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Shareholder Information

Purchases and Redemptions.

Purchasing Shares of a Portfolio.    Shares of each Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

Calculating NAV.    Each Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NYSE may close earlier than 4:00 p.m. on some days. The NAV is calculated by adding the total value of the Portfolio’s investments and other assets attributable to HC Advisors Shares, subtracting its liabilities attributable to HC Advisors Shares and then dividing that figure by the number of outstanding HC Advisors Shares of the Portfolio:

NAV	=	total assets – liabilities
number of shares outstanding

The value of a Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees in accordance with procedures adopted by the Board of Trustees. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

Service Fees.    The Trust has adopted a plan under Rule 12b-1 (“12b-1 Plan”) that allows HC Advisors Shares of each Portfolio to pay service fees related to services provided to shareholders. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum such fee is 0.25% of the average daily net assets of HC Advisors Shares and the maximum fee has been included in the calculation for Total Annual Portfolio Operating Expenses for each Portfolio, although there is no current intention to assess this fee.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.    Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of each Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Portfolio. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of a Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included or otherwise represented in a Portfolio and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

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Shareholder Information (continued)

Multiple Class Portfolio.    The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Advisors Shares. HC Advisor Shares are available for purchase by an Intermediary that (i) has entered into, and maintains, a client agreement with the Adviser; and (ii) acting in accordance with discretionary authority on behalf of such Intermediary’s fiduciary clients, seeks to invest in a Portfolio. HC Advisors Shares have service fees not applicable to the HC Strategic Shares.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a.  Name;

b.  Date of birth, for an individual;

c.  Address, which shall be:

1)  For an individual, a residential or business street address;

2)  For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3)  For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d.  Identification Number, which shall be:

1)  For a U.S. person, a taxpayer identification number; or

2)  For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.    As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

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Shareholder Information (continued)

Redeeming Your Shares.    You may redeem your shares in a Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the Investment Company Act of 1940 (the “Investment Company Act”) if (i) the NYSE is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Portfolio or the fair determination of the value of the Portfolio’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared – normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions.    Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of the Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of a Portfolio by exchanging securities for shares of such Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in such Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by such Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by such Portfolio, will not exceed 5% of the net assets of such Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in such Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. Shareholders will receive notice before any account is closed for this reason. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a Portfolio’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which a Portfolio may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.    Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public

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Shareholder Information (continued)

accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by a Portfolio in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions.    Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on a Portfolio are paid on a quarterly basis. Capital gains for a Portfolio, if any, are distributed at least annually.

Federal Taxes.    The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions.    Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 39.6%, except as discussed below.

Distributions attributable to net capital gain of a Portfolio for which the Portfolio reports to shareholders a capital gain distribution for the taxable year in a written statement furnished to the shareholder must be broken down into 20% rate gain distributions, unrecaptured Section 1250 gain distributions, 28% rate gain distributions and Section 1202 gain distributions. A shareholder that receives capital gain distributions from a Portfolio will treat the capital gain distributions as follows: 20% rate gain distributions are treated as long-term capital gains which are taxed at a 20% rate, a 15% rate or zero rate depending upon the shareholder’s taxable income. Unrecaptured Section 1250 gain distributions are treated as long-term capital gains that are taxed at a 25% rate and 28% gain distributions are treated as long-term capital gains that are taxed at a 28% rate. Section 1202 gain distributions are gains from the sale or exchange by a Portfolio of qualified small business stock held for more than 5 years and after a 50% exclusion, are taxed at a 28% rate.

Distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of twenty percent (20%) (15% if the individual’s income is below a certain level), as long as certain requirements are met. In general, distributions paid by a Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Portfolio.

The use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Distributions from the Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

29

Shareholder Information (continued)

Sales or Exchanges.    You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in the Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. A Portfolio is required to report to you and the Internal Revenue Service (“IRS”) annually the tax basis of shares you purchased or acquired on or after January 1, 2012, which will be calculated using the Portfolio’s default method. However, to aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.    One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other tax-qualified plans (other than Roth IRAs, Roth 401(k) plans and other after-tax accounts) are usually taxed as ordinary income.

Other Tax-Exempt Investors.    Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

Foreign Taxes Incurred.    Each Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that such Portfolio pays if more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations. If a Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Additionally, if this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by such Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Backup Withholding.    A Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon the sale of shares that are payable to shareholders who: (i) have failed to provide a correct tax identification number in the manner required, (ii) are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, (iii) have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so, or (iv) failed to certify that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders.    Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. There are exemptions from the withholding tax for certain capital gain dividends paid by a Portfolio from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Portfolio. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes a Portfolio with a properly completed IRS Form W-8, as applicable, to

30

Shareholder Information (continued)

establish entitlement for these treaty benefits. If a shareholder fails to properly certify that they are not a U.S. person, Portfolio distributions will be subject to backup withholding at a rate of 28%.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Portfolio.

State and Local Taxes.    You may also be subject to state and local taxes on distributions and redemptions. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Other Reporting and Withholding Requirements.    Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

More information about taxes is in the Statement of Additional Information.

31

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Trust’s Portfolios since inception of the Portfolios. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust’s financial statements, is incorporated by reference into the Statement of Additional Information, which is available upon request.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The ESG Growth Portfolio HC Advisors Shares
Period Ended June 30, 2016(d)	$10.00	$0.24	$(0.65)	$(0.41)	$(0.23)	$(0.02)	$(0.25)	$9.34	(4.16)%	$1	0.67%	0.42%	0.42%	2.76%	35.90%
The Catholic SRI Growth Portfolio HC Advisors Shares
Period Ended June 30, 2016(e)	$10.00	$0.19	$0.75	$0.94	$(0.18)	$—	$(0.18)	$10.76	8.91%	$1	1.09%	0.31%	0.31%	3.88%	25.63%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(e)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

32

Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Manager and the individual portfolio managers. Additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in a Portfolio is available in the SAI.

Agincourt Capital Management, LLC (“Agincourt”) serves as the Specialist Manager for the Portfolios. Agincourt is a 100% employee-owned SEC registered investment adviser founded in 1999 by eight investment partners, all formerly investment professionals with Sovran Capital Management. Agincourt is headquartered at 200 South 10th Street, Suite 800, Richmond, VA 23219. As of June 30, 2016, Agincourt managed assets of $5.9 billion, in fixed income portfolios for a wide range of institutional clients.

For its services to each Portfolio, Agincourt receives a fee at an annual rate of 0.12% of the average daily net assets of that portion of the Portfolio that is managed by Agincourt. During the fiscal year ended June 30, 2016, Agincourt received no fee from the Portfolios.

Day-to-day investment decisions for the Portfolio are the responsibility of L. Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager, each a member of the Agincourt Investment team. Mr. Buoyer has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1991 and was previously a portfolio manager for C&S Investment Advisors in Atlanta, GA. Mr. Buoyer, a Chartered Financial Analyst, received a BA in Chemistry from the University of North Carolina-Chapel Hill, and an MBA from Emory University. Mr. Marshall has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1997 and was previously an equity trader and operations specialist with Trusco Capital Management in Atlanta, GA. Mr. Marshall, a Chartered Financial Analyst, received a BBA from the University of Tennessee-Chattanooga.

Cadence Capital Management (“Cadence”) serves as a Specialist Manager for the Portfolios. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2016, Cadence had approximately $3.8 billion in assets under management.

For its services to each Portfolio, Cadence receives a fee calculated based on the average daily net assets of that portion of the assets of such Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets; Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets; Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets; and Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

Cadence is also entitled to receive an annual account fee of $24,000 from The ESG Growth Portfolio.

During the fiscal year ended June 30, 2016, Cadence received a fee of 0.18% of the Designated Assets from The ESG Growth Portfolio. During the fiscal year ended June 30, 2016, Cadence received a fee of 0.14% of the Designated Assets from The Catholic SRI Growth Portfolio.

Mr. J. Paul Dokas and Mr. Robert E. Ginsberg are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager, Managing Director and joined Cadence in 2013. Previously, Mr. Dokas served as Director – Investments at Hirtle Callahan from November 2007 to May 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is Senior Portfolio Manager, Managing Director and joined Cadence in 2011. Previously, Mr. Ginsberg served as a Senior Analyst at INVESCO from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for the Portfolios. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

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Specialist Manager Guide (continued)

For its services to the Portfolios, Mellon Capital receives a fee calculated based on the average daily net assets of that portion of the assets of each Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first 24 months of the Portfolio’s operations following June 23, 2015 in the case of The ESG Growth Portfolio and December 15, 2015 in the case of The Catholic SRI Growth Portfolio (each the “Effective Date”), and, after the second anniversary of the Effective Date, (i) at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first 24 months of the Portfolio’s operations following the Effective Date, and; after the second anniversary of the Effective Date, (i) at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Provided that, in each case of Domestic Large Cap Equity Securities and Developed Markets International Equity Securities, that an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter.

Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets.

Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

During the fiscal year ended June 30, 2016, Mellon Capital received a fee of 0.09% of the Designated Assets from each Portfolio.

The Portfolio Managers for the Portfolio are: Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford.

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at Mellon Capital. She has an M.B.A. and a B. S. from San Francisco State University. Ms. Wong has 17 years of investment experience and joined Mellon Capital in 2000. Ms. Wong is the head of equity portfolio management responsible for overseeing all equity indexing strategies, including exchange traded funds (ETFs) and is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, ESG Committee, Investment Research Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital she worked as a security analyst at Redwood Securities. She is member of the CFA Institute and the CFA Society of San Francisco and is also a member of S&P Index Advisory Panel, Russell Index Client Advisory Board, MSCI Index Client Advisory Committee, and FTSE Americas Regional Advisory Committee.

William Cazalet, CAIA, is a Managing Director and Head of Active Equity Strategies at Mellon Capital. He has an M.S.M from Stanford University Graduate School of Business and an M.A. from Cambridge University. Mr. Cazalet has 22 years of investment experience and joined Mellon Capital in 2013. Mr. Cazalet manages the entire team of portfolio managers for all U.S. and international active equity strategies.

Ronald Gala, CFA is a Managing Director and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 30 years of investment experience and has been with Mellon Capital and Mellon Equity Associates, LLP, a predecessor firm, since 1993. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

Kristin Crawford is a Director and Senior Portfolio Manager for the Active Equity Strategies. Ms. Crawford has 22 years of investment experience and has been with Mellon Capital and Franklin Portfolio Associates, a predecessor firm, since 2000. She has an M.B.A. from Suffolk University and a B.S. from Smith College. Prior to joining Mellon Capital, she was a vice president and portfolio manager at Franklin Portfolio Associates.

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Specialist Manager Guide (continued)

As of June 30, 2016, Mellon Capital had assets under management totaling approximately $327.7 billion, which includes overlay strategies.

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for the Portfolio. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of June 30, 2016, Parametric and its subsidiary had approximately $178.9 billion in assets under management.

For its services to the Portfolio, Parametric receives a fee, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year from the Portfolio, provided that 1/12 of such fee will be waived with respect to each calendar month during which no assets of the Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of a separate portfolio management agreement, for its services to the Portfolio, Parametric receives a fee from the Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.05% of the Targeted Strategy Assets (as defined below) committed to Parametric’s Targeted Strategy. The term “Targeted Strategy Assets” means the sum of the net assets of that portion of the Portfolio allocated to Parametric from time-to-time in their Targeted Strategy. Parametric shall also be entitled to receive a flat fee of $5,000 per year, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy Assets. During the fiscal year ended June 30, 2016, Parametric received no fees from the Portfolios.

Mr. Justin Henne, Mr. Clint Talmo, Mr. Jason Nelson and Mr. Dane Fickel are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Clint was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Fickel is responsible for trading client accounts as well as creating and analyzing daily investment management reports with an emphasis in OTC instruments. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2015, Mr. Fickel worked for Russell Investments from 2010 to 2015 and Morgan Stanley from 2009 to 2010, where his responsibilities included trading, portfolio management and client services. Mr. Fickel earned a B.A. in Economics from the University of Washington. Mr. Tom Lee, Mr. Jay Strohmaier, Mr. Justin Henne, Mr. Clint Talmo, Mr. Jason Nelson, Mr. Dane Fickel, Mr. Perry Li and Mr. Michael Zaslavsky are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Parametric for investment in its Targeted Strategy. Mr. Lee, Managing Director, Investment Strategy and Research, has oversight responsibility for all investment strategies managed out of Parametric’s Minneapolis investment center. Mr. Lee joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 1994. He earned a B.S. in economics and an MBA in finance from the University of Minnesota. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Strohmaier, Senior Portfolio Manager, leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research,

35

Specialist Manager Guide (continued)

portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a BS degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Justin Henne, As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Mr. Talmo was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Fickel is responsible for trading client accounts as well as creating and analyzing daily investment management reports with an emphasis in OTC instruments. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2015, Mr. Fickel worked for Russell Investments from 2010 to 2015 and Morgan Stanley from 2009 to 2010, where his responsibilities included trading, portfolio management and client services. Mr. Fickel earned a B.A. in Economics from the University of Washington. Mr. Li is responsible for trading and assisting with day-to-day management of Parametric’s options-based investment strategies, including the Defensive Equity and other proprietary strategies. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Li worked for CHS Inc. from 2011 to 2014, where he managed commodity futures and options portfolios and conducted research on macro economy and derivative strategies. Mr. Li earned a B.S. in Statistics from the Sun Yat-Sen University and a M.S. in Financial Mathematics from the University of Minnesota. He holds a Financial Risk Manager certificate from the Global Association of Risk Professionals. Mr. Zaslavsky is responsible for trading and assisting with day-to-day management of Parametric’s options-based investment strategies, including the Defensive Equity and other proprietary strategies. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2015, Mr. Zaslavsky worked for Citigroup’s proprietary options trading and market-making group from 2009 to 2015, where he specialized in volatility modeling, portfolio management and derivatives arbitrage. He earned a B.S. in Finance from Bowling Green State University.

36

HC Capital Trust

For More Information:

For more information about any of the portfolios of HC Capital Trust, including the Portfolios, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:

The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several portfolios during the Trust’s last fiscal year. In addition, the portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustees basis for approval of the HC Capital Agreements and for approval of the Specialist Managers advisory agreements is available in the Trust’s annual report dated June 30, 2016.

Statement of Additional Information (“SAI”):

The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:

Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,

West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:

You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. You can also obtain these items from the Trust’s website at http://www.hccapitalsolutions.com.

Investment Company Act File No. 811-08918.

Prospectus

Ticker Symbol
The ESG Growth Portfolio	HCESX
The Catholic SRI Growth Portfolio	HCSRX

HC Strategic Shares

November 1, 2016

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.

Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

For More Information	Back Cover

The ESG Growth Portfolio

Investment Objective

The ESG Growth Portfolio seeks to maximize total return while emphasizing environmental, social and governance (“ESG”) focused investments.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.32%

Example:    This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$33
3 Years	$103
5 Years	$180
10 Years	$406

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 35.90% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio has adopted a manager of managers structure. This structure affords the Portfolio, under the supervision of HC Capital Solutions, the Portfolio’s primary investment adviser (the “Adviser”), access to one or more independent investment advisory organizations (“Specialist Managers”). Specialist Managers are selected based upon the Adviser’s assessment of their expertise in one or more of a broad range of investment styles and approaches. The Adviser allocates the Portfolio’s assets among the various Specialist Managers in order to access these different styles and approaches in different proportions based on its evaluation of market conditions.

Further, under the supervision of the Adviser, environmental, social and governance criteria (“ESG Factors) will be integrated into the Portfolio’s security selection process through the application of non-financial criteria (“ESG Screens”). The ESG Screens used by the Portfolio are determined in part with the use of third party data and ESG rating agencies. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to ESG issues. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Advisor’s opinion ESG Factors are not applicable or it is not possible to implement them. The ESG Screens will be applied by the Specialist Managers that manage the Portfolio under the direction of the Adviser. The ESG Screens used by each Specialist Manager may differ from one another.

The Portfolio may also invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include corporate debt, including high yield or “junk bonds,” structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and short-term money market instruments or other cash equivalents.

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective of maximizing total return or to hedge against certain investment risks, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards.

The Portfolio is classified as a non-diversified fund, which means that the Portfolio is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as diversified.

2

The ESG Growth Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Non-diversification Risk.    A non-diversified fund, such as the Portfolio, is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if it were classified as diversified. As a non-diversified fund, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and risks associated with a single economic, political or regulatory occurrence than a diversified fund.

•

Multi-Manager Risk.    The Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the broad range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively do so.

•

ESG Investing Risk.    The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to ESG issues. The Portfolio’s use of ESG Factors in making investment decisions may include the following risks.

•

Risk of Excluding Performing Companies – The Portfolio’s ESG policy may cause it to perform differently than funds that do not have an ESG focus. The Portfolio’s ESG focus may result in the Portfolio foregoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so.

•

Information Risk – The ESG Screens used by the Portfolio are determined in part through the use of third party data and ESG rating agencies. Information relating to the ESG performance of the companies in which the Portfolio may invest may not be complete, accurate or readily available. This fact may negatively impact the effectiveness of the ESG Screens.

3

The ESG Growth Portfolio (continued)

•	Foreign Investment Risk. – Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time. The Portfolio generally considers “emerging markets” countries to be those included in the MSCI Emerging Markets Index.

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.

•

Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

4

The ESG Growth Portfolio (continued)

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Asset-Backed/Mortgage-Backed Securities Risk –The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•

General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•

Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•

Thinly traded Securities.    The Portfolio may invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or

5

The ESG Growth Portfolio (continued)

forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Valuation Risk – When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

6

The ESG Growth Portfolio (continued)

Performance Bar Chart and Table

Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history. Performance will be measured against the MSCI World Index.

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since its inception in July 2015. Scott Jacobson, CFA has managed the Portfolio since January, 2016.

Investment Subadvisers

Agincourt Capital Management, LLC (“Agincourt”), Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Agincourt:    L. Duncan Buoyer, CFA and B. Scott Marshall have co-managed the portion of the Portfolio allocated to Agincourt since its inception.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since its inception.

Mellon Capital:    Karen Wong, CFA, William Cazalet, CAIA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since its inception.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since July, 2015 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

7

The Catholic SRI Growth Portfolio

Investment Objective

The Catholic SRI Growth Portfolio seeks to maximize total return subject to emphasizing socially responsible investments.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Other Expenses(a)	0.31%
Total Annual Portfolio Operating Expenses	0.48%

(a)	Based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$49
3 Years	$154

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 25.63% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio has adopted a manager of managers structure. This structure affords the Portfolio, under the supervision of the Adviser, access to one or more Specialist Managers. Specialist Managers are selected based upon the Adviser’s assessment of their expertise in one or more of a broad range of investment styles and approaches. The Adviser allocates the Portfolio’s assets among the various Specialist Managers in order to access these different styles and approaches in different proportions based on its evaluation of market conditions.

Further, under the supervision of the Adviser, the Portfolio integrates a range of social and moral concerns into its security selection process. These issues may include protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. This will be accomplished with reference to the principles contained in the United States Conference of Catholic Bishops’ (“USCCB”) Socially Responsible Investing Guidelines (“Social Guidelines”). Potential investments for the Portfolio are selected for financial soundness and evaluated according to the Portfolio’s social criteria.

The Portfolio may also invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include corporate debt, including high yield or “junk bonds,” structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and short-term money market instruments or other cash equivalents.

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards.

The Portfolio is classified as a non-diversified fund, which means that the Portfolio is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as diversified.

The Portfolio is not authorized or sponsored by the Roman Catholic Church or the USCCB.

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The Catholic SRI Growth Portfolio (continued)

Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk — the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk — the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•

Non-diversification Risk.    A non-diversified fund, such as the Portfolio, is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if it were classified as diversified. As a non-diversified fund, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and risks associated with a single economic, political or regulatory occurrence than a diversified fund.

•

Multi-Manager Risk.    The Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the broad range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•

Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.

•

Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively do so.

•

Socially Responsible Investing Risk.    The Portfolio considers the Social Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Social Guidelines. This means that the Portfolio may underperform other similar funds that do not consider the Social Guidelines when making investment decisions.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are

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The Catholic SRI Growth Portfolio (continued)

generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time. The Portfolio generally considers “emerging markets” countries to be those included in the MSCI Emerging Markets Index

•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•

Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•

Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.

•

Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•

Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•

High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•

Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the

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The Catholic SRI Growth Portfolio (continued)

prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•

Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in these and similar instruments involve the following risks:

•

Derivative Risk – The value of derivative instruments, such as option or futures contracts or swaps, may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•

Swaps Risk – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

•

Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•

Thinly traded Securities.    The Portfolio may invest in securities, including privately placed and structured securities and derivatives, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:

•

Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Valuation Risk – When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

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The Catholic SRI Growth Portfolio (continued)

Performance Bar Chart and Table

Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history. Performance will be measured against the MSCI World Index (Gross Returns).

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA, Brad Conger, CFA and Scott Jacobson, CFA have managed the Portfolio since its inception in January 2016.

Investment Subadvisers

Agincourt Capital Management, LLC (“Agincourt”), Cadence Capital Management LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Agincourt:    L. Duncan Buoyer, CFA and B. Scott Marshall, CFA have co-managed the portion of the Portfolio allocated to Agincourt since its inception.

Cadence:    J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since its inception.

Mellon Capital:    Karen Wong, CFA, William Cazalet, CAIA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since its inception.

Parametric (Liquidity Strategy):    Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since January, 2016 and Dane Fickel, Associate Portfolio Manager, has managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since June, 2016.

Parametric (Targeted Strategy):    Justin Henne, CFA, Tom Lee, CFA, Clint Talmo, CFA, Jason Nelson, CFA, Dane Fickel, Associate Portfolio Manager, Perry Li, CFA, Associate Portfolio Manager and Michael Zaslavsky, Associate Portfolio Manager, have managed the portion of the Portfolio allocated to Parametric’s Targeted Strategy since June, 2016.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

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Summary of Other Important Information Regarding Portfolio Shares

Purchasing and Selling Your Shares

You may purchase HC Strategic Shares of a Portfolio only if you are an investor for whom Hirtle Callaghan & Co., LLC provides Chief Investment Officer services. HC Strategic Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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More Information About Investments and Risks

HC Capital Solutions.    HC Capital Solutions serves as the overall investment adviser to the Trust. The Adviser is responsible for monitoring both the overall performance of the Portfolios, and the individual performance of the Specialist Managers. The Adviser may, from time to time, allocate and reallocate the assets of each Portfolio among the Specialist Managers when it believes that such action would be appropriate to achieve the overall objectives of such Portfolio.

The Adviser is an integral part of the Specialist Manager selection process. In selecting Specialist Managers, the Adviser seeks to identify and retain Specialist Managers who are expected to achieve superior investment records relative to selected benchmarks and to provide the Portfolio access to a range of investment styles and strategies, implemented on a day-to-day basis by independent investment advisory organizations expert in them. The Adviser is responsible for monitoring the performance of each of the Specialist Managers individually and in the context of each Portfolio’s overall effort to achieve its investment objectives. The Adviser is also responsible for identifying and overseeing the implementation of each Specialist Manager’s investment assignments and allocating each Portfolio’s assets among the Specialist Managers. The Adviser may also direct that each Portfolio’s assets be invested in securities issued by other investment companies, including exchange traded funds (“ETFs”) and securities issued by one or more of the other portfolios of the Trust, in order to achieve the Portfolio’s objective.

The Adviser will vary the allocation of assets among the Specialist Manages as it deems appropriate in seeking to achieve a Portfolio’s overall investment objective. The Adviser may increase or decrease the allocation to a Specialist Manager at any time and allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend to the Board of Trustees the termination of a particular Specialist Manager or the engagement of new Specialist Managers when, in the Adviser’s judgment, doing so would be of assistance in achieving a Portfolio’s investment objective. The Trust has been granted an order from the SEC permitting the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of a Portfolio under certain circumstances.

With respect to a portion of each Portfolio, the Adviser’s investment process is to determine what asset classes, market sectors, industries or countries offer the highest compensation for risk in the form of excess expected returns relative to a policy portfolio. The methodology for deriving expected returns is based on long-term normalized earnings in order to strip out the cyclical or transitory fluctuations. When the long-term, normalized earnings compared to the going-in price represents a substantial premium to the normal historical yield premium, the Adviser uses its professional judgment as to the optimal weighting in a Portfolio, taking into consideration the risk of impairment, the asset’s likely co-movement with other assets in the Portfolio and the contribution of the asset to the risk/reward ratio in the Portfolio’s total asset mix. When the asset is judged to considerably increase expected return or reduce the overall risk for the Portfolio, the Adviser may seek to implement exposure to that asset with the most efficient instrument – including futures on indexes, customized tilted indexes and ETFs – when taking into account the trading costs, management fees, and basis risk of the instrument with the intended exposure. The Adviser then directs Parametric to establish the desired exposure, as part of its “Targeted Strategy” described below, relying on its trading expertise to execute on the most advantageous terms available in the given timeframe. The Adviser’s decision to reverse the exposure is predicated on the same considerations – expected risk/return contribution.

Specialist Managers.    Currently, the following Specialist Managers have been retained to provide day-to-day portfolio management services to the Portfolios. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolios appears in the “Specialist Manager Guide” included later in this Prospectus.

Cadence Capital Management LLC and Mellon Capital Management Corporation have been retained to manage each Portfolio’s investment in equity securities. Each of these Specialist Managers will manage Portfolio assets allocated to it using a passive investment strategy designed to capture specific asset classes, industry characteristics and market characteristics within the equity markets and as identified by the Adviser.

Agincourt Capital Management, LLC has been retained to manage each Portfolio’s investments in fixed income securities. Agincourt may invest in fixed income securities including but not limited to, government, corporate credit and asset backed securities, both investment grade and below investment grade, of varying maturities and durations, as well as non-US Dollar denominated bonds of non-US domiciled sovereign and corporate issuers, including issuers in emerging markets. Debt

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instruments such as structured notes and similar instruments including collateralized loan obligations and collateralized debt obligations may also be acquired.

Parametric Portfolio Associates, LLC will manage each Portfolio’s assets using two separate and distinct strategies: a “Liquidity Strategy” and a “Targeted Strategy.” Parametric will manage certain Portfolio assets allocated to it from time to time in accordance with the Liquidity Strategy, a strategy designed, through the use of exchange-traded futures, closed-end funds and ETFs, to maintain exposure to one or more asset classes designated by the Adviser, while seeking to maintain a portion of its allocation in cash and cash equivalents or other highly liquid investments. The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth in “HC Capital Solutions” above. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

Investment Risks and Strategies

The following is a summary of the types of investments that the Portfolios may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of the Portfolios’ securities, appears in the Statement of Additional Information.

About ESG Investing in The ESG Growth Portfolio.

The ESG Screens applied by the Adviser as part of the securities selection process for The ESG Growth Portfolio are based, in part on third party data and ESG rating agencies or organizations. Generally, the Portfolio’s ESG Screens take into account criteria such as a company’s corporate policies and practices in the areas such as environment; workplace practices and human rights; corporate governance; community impact; and product safety and integrity.

Companies in which the Portfolio invests may not meet the highest standards with respect to all aspects of environmental, social and governance performance. The Portfolio will, however, seek to invest in companies that adhere to positive standards in these areas. The Portfolio may, at its discretion, vary the ESG Factors on which the Portfolio’s ESG Screens are based, including adding criteria, changing the weightings of various criteria or otherwise modifying the use of the ESG Screens in the investment selection process. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Advisor’s opinion ESG Factors are not applicable or it is not possible to implement the criteria.

About Socially Responsible Investing in The Catholic SRI Growth Portfolio.

In selecting investments, The Catholic SRI Growth Portfolio seeks to adhere to the social and moral concerns set forth in the Social Guidelines described under “Principal Investment Strategies,” above. The Portfolio will not invest in companies engaged in: activities that include direct participation in or support of abortion (unless the company is absolutely required by law to do so); the manufacture of contraceptives (or that derive a significant portion of their revenues from the sale of contraceptives); scientific research on human fetuses or embryos, including human cloning and fetal stem cell research; or the manufacture, sale or use of anti-personnel landmines and the Portfolio will seek to avoid investment in companies that are primarily engaged in adult entertainment or the production of military weapons.

About Benchmarks.    The benchmark for the Portfolios is the MSCI World Index (the “World Index”). This Index is an unmanaged index that is designed to capture large and mid cap companies across 23 developed market countries. As of July 31, 2016, the Index covered approximately 85% of the free float-adjusted market capitalization in each of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The MSCI World ESG Index (the “ESG Index”) is a capitalization weighted index that provides exposure to companies with high environmental, social and governance performance relative to their sector peers. Like the World Index, the ESG Index consists of large and mid cap companies in 23 developed markets countries. The World Index and the ESG Index may be used,

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among other factors, by the Adviser and the Board of Trustees as one standard against which to assess the performance of the Specialist Managers and each Portfolio as a whole.

About Equity Securities.    The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common stock, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common stock or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk.    IPO holding is the practice of participating in an initial public offering (“IPO”) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which a Portfolio can participate. Even when a Portfolio requests to participate in an IPO, there is no guarantee that the Portfolio will receive an allotment of shares in the IPO sufficient to satisfy a Portfolio’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk.    IPO trading is the practice of participating in an IPO and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase a Portfolio’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if a Portfolio purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

Small Company Risk.    Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.    Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; including internal or external economic sanctions; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes is recoverable in the form of a U.S. foreign tax credit, the non-recovered portion of foreign withholding taxes will reduce a Portfolio’s performance. Further, in June, 2016, the United Kingdom voted to withdraw from the European Union. There is also the possibility that one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

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Foreign Currency Risk.    The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolios. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Emerging Market Securities.    Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities.    Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities and event-linked bonds and delayed funding loans, as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.    Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

Call/Prepayment Risk and Extension Risk.    Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, a Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues – securities backed by pools of loans – payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk.    Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. and/or Fitch Ratings, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by a Portfolio if the relevant Specialist Manager determines that their quality is comparable to rated issues.

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More Information About Investments and Risks (continued)

Inflation Indexed Securities.    Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security (“IIS”) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature, given that inflation has typically occurred. There have, however, been periods of deflation. Importantly, in the event of deflation, the U.S. Treasury has guaranteed that it will repay at least the face value of an IIS issued by the U.S. government. Inflation measurement and adjustment for an IIS have two important features. There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects IIS valuations throughout the month of March. In addition, the inflation index used is the non-seasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause a Portfolio’s income level to fluctuate.

Inflation-indexed securities are designed to provide a “real rate of return” – a return after adjusting for the impact of inflation. Inflation – a rise in the general price level – erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long-term. This is because interest earned depends on the amount of principal invested, and that principal won’t grow with inflation if the investor does not reinvest the principal adjustment paid out as part of a fund’s income distributions.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on an IIS are adjusted for inflation and, therefore, aren’t affected meaningfully by inflation expectations. This leaves only real rates to influence the price of an IIS. A rise in real rates will cause the price of an IIS to fall, while a decline in real rates will boost the price of an IIS.

Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

Risk Factors Relating to High Yield or “Junk” Bonds.    Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. The Portfolios will not generally purchase “distressed” securities.

When-issued Securities.    Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities.    Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to

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More Information About Investments and Risks (continued)

significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls.    Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date.

While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Floating Rate Loans and Loan Participations.    The Portfolios may invest in floating rate loans and loan participations. These instruments – which include first and second lien senior floating rate loans and other floating rate debt securities – generally consist of loans made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates on these loans are most often floating, not fixed, and are tied to a benchmark lending rate (such as the London Interbank Offered Rate or “LIBOR”). Because the interest rate of floating rate

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loans adjusts periodically, interest rate risk is lower on floating rate loans than on fixed rate loans. Additionally, to the extent that a Portfolio invests in senior loans to non-U.S. borrowers, such Portfolio may be subject to the risks associated with any foreign investments (summarized above). The Portfolios may also acquire junior debt securities or securities with a lien on collateral lower than a senior claim on collateral. The risks associated with floating rate loans are similar to the risks of below investment grade securities although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured; although one lending institution will often be required to monitor the collateral. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require a Portfolio to replace a particular loan with a lower-yielding security. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. Each Portfolio may also invest in loan participations, by which a Portfolio has the right to receive payments of principal, interest and fees from an intermediary (typically a bank, financial institution or lending syndicate) that has a direct contractual relationship with a borrower. Absent a direct contractual relationship with the borrower, each Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the underlying loan. As a result, the Portfolios may be exposed to the credit risk of both the borrower and the intermediary offering the participation. Additionally, investment in loan participation interests may result in increased exposure to financial services sector risk. The Portfolios may have difficulty disposing of loan participations as the market for such instruments is not highly liquid and may have limited or no right to vote on changes that may be made to the underlying loan agreement. Each Portfolio may also purchase loan assignments from an agent bank or other member of a lending syndicate. Such investments may involve risks in addition to those noted above, for example, if a loan is foreclosed, a Portfolio could become part owner of any collateral and would bear the costs and liability associated with such ownership.

Inverse Floating Rate Municipal Obligations.    Inverse floating rate municipal obligations are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Securities Purchased At Discount.    Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, such Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Cash Management Practices.    Each Portfolio may invest any portion of its assets in short-term money market instruments, or other cash equivalents, including money market funds, when the Adviser deems it appropriate to achieve the Portfolio’s investment objectives. Additionally, each Portfolio may invest in such instruments when such Portfolio’s assets are reallocated among Specialist Managers, during Specialist Manager transition periods and pending investment in appropriate longer term investments.

Each Portfolio’s performance may be adversely affected to the extent that a significant portion of its assets are invested in short-term money market instruments during periods when the securities markets are increasing in value.

About Derivative Strategies.    Each Portfolio may, but is not obligated to, use strategies that involve the use of options on securities and securities indexes and options on stock index and interest rate futures contracts as well as swaps and structured notes in order to achieve its investment objectives. The Portfolios may also use forward foreign currency contracts in connection

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with the purchase and sale of securities denominated in foreign currencies and may use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In anticipation of future purchases, each Specialist Manager may use Derivative Strategies to gain market exposure pending direct investment in securities.

Further information relating to the use of Derivative Strategies, as well as the limitations and risks associated with their use, appears in the Statement of Additional Information.

However, there are certain overall considerations to be aware of in connection with the use of Derivative Strategies in the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of Derivative Instruments may enable a Portfolio to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Derivative Strategy does not occur, it may be that a Portfolio would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances.

To the extent that Derivative Strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates are changing in unexpected ways. The Portfolio may suffer losses disproportionate to the amount of its investments in these instruments. Liquid markets do not always exist for certain derivative instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. Valuation of derivatives may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In addition, changes in government regulation of derivatives could affect the character, timing and amount of a Portfolio’s taxable income or gains. A Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

About Other Permitted Instruments.

Borrowing and Lending.    Each Portfolio may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. Borrowings outstanding at any time will be limited to no more than one-third of the Portfolio’s total assets. To avoid potential leveraging effects of the Portfolio’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of the Portfolio’s total assets. The Portfolio may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Portfolio will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

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More Information About Investments and Risks (continued)

Liquidity Risk.    Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the price that would normally prevail in the market at the time at which the Portfolio desires to sell. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.    Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies.

Each Portfolio may also acquire securities issued by other investment companies, including other portfolios of HC Capital Trust. Each Portfolio may also invest in ETFs. Both mutual fund and ETF investments may offer an efficient means to diversify a Portfolio’s exposure to the asset class, market sector or investment index in which the mutual fund or ETF invests. Because ETFs and mutual funds incur their own fees and expenses, a Portfolio will, indirectly bear these costs. Unlike mutual fund shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. A Portfolio will, however, incur brokerage commissions and related charges in connection with the purchase and sale of ETF shares.

Disclosure of Portfolio Holdings

A complete list of each Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s securities is provided in the Trust’s Statement of Additional Information (“SAI”).

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Management of the Trust

The Board of Trustees is responsible for overseeing the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust. Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees.

HC Capital Solutions. For its services to each Portfolio, the Adviser is entitled to receive an annual fee of 0.05% of such Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of June 30, 2016, approximately $23.9 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Thomas Cowhey, CFA, Mr. Brad Conger, CFA and Mr. Scott Jacobson, CFA act as portfolio managers for each Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Adviser and has been with the Adviser since 2000. Mr. Conger is a Vice President at the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors. Mr. Jacobson is a Capital Allocation Investment Strategist for the Adviser and has been with the Adviser since 2015. Prior to joining the Adviser, Mr. Jacobson served as a Managing Director at Wedbush Securities, Inc., a Consultant for ClearVol Capital Management, LLC and the Head of Derivative Strategy at Sanford C. Bernstein & Co., LLC.

Discussions regarding the Board of Trustees’ basis for approving the investment advisory arrangements for the Portfolios, including the investment advisory agreements with the Adviser and the Specialist Managers appear in the Trust’s Annual Report to Shareholders dated June 30, 2016 and Semi-Annual Report to Shareholders dated December 31, 2015.

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Shareholder Information

Purchases and Redemptions.

Purchasing Shares of a Portfolio.    Shares of each Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

Calculating NAV. Each Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open.    The NYSE may close earlier than 4:00 p.m. on some days. The NAV is calculated by adding the total value of the Portfolio’s investments and other assets attributable to HC Strategic Shares, subtracting its liabilities attributable to HC Strategic Shares and then dividing that figure by the number of outstanding HC Strategic Shares of the Portfolio:

NAV	=	total assets – liabilities
number of shares outstanding

The value of a Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees in accordance with procedures adopted by the Board of Trustees. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.    Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of each Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Portfolio. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of a Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included or otherwise represented in a Portfolio and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

Multiple Class Portfolios.    The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Strategic Shares. HC Strategic Shares are available to investors for whom the Adviser or any affiliate of the Adviser, provides a complete program of investment advisory services.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine

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Shareholder Information (continued)

whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a. Name;

b. Date of birth, for an individual;

c. Address, which shall be:

1) For an individual, a residential or business street address;

2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d. Identification Number, which shall be:

1) For a U.S. person, a taxpayer identification number; or

2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.    As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

Redeeming Your Shares.    You may redeem your shares in a Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the Investment Company Act of 1940 (the “Investment Company Act”) if (i) the NYSE is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Portfolio or the fair determination of the value of the Portfolio’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared – normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an

25

Shareholder Information (continued)

authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions.    Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of the Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of a Portfolio by exchanging securities for shares of such Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in such Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by such Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by such Portfolio, will not exceed 5% of the net assets of such Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in such Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. Shareholders will receive notice before any account is closed for this reason. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a Portfolio’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which a Portfolio may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.    Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by a Portfolio in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions.    Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on a Portfolio are paid on a quarterly basis. Capital gains for a Portfolio, if any, are distributed at least annually.

Federal Taxes.    The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual

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Shareholder Information (continued)

U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions.    Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 39.6%, except as discussed below.

Distributions attributable to net capital gain of a Portfolio for which the Portfolio reports to shareholders a capital gain distribution for the taxable year in a written statement furnished to the shareholder must be broken down into 20% rate gain distributions, unrecaptured Section 1250 gain distributions, 28% rate gain distributions and Section 1202 gain distributions. A shareholder that receives capital gain distributions from a Portfolio will treat the capital gain distributions as follows: 20% rate gain distributions are treated as long-term capital gains which are taxed at a 20% rate, a 15% rate or zero rate depending upon the shareholder’s taxable income. Unrecaptured Section 1250 gain distributions are treated as long-term capital gains that are taxed at a 25% rate and 28% gain distributions are treated as long-term capital gains that are taxed at a 28% rate. Section 1202 gain distributions are gains from the sale or exchange by a Portfolio of qualified small business stock held for more than 5 years and after a 50% exclusion, are taxed at a 28% rate.

Distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of twenty percent (20%) (15% if the individual’s income is below a certain level), as long as certain requirements are met. In general, distributions paid by a Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Portfolio.

The use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges.    You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in the Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. A Portfolio is required to report to you and the Internal Revenue Service (“IRS”) annually the tax basis of shares you purchased or acquired on or after January 1, 2012, which will be calculated using the Portfolio’s default method. However, to aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio

27

Shareholder Information (continued)

within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.    One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other tax-qualified plans (other than Roth IRAs, Roth 401(k) plans and other after-tax accounts) are usually taxed as ordinary income.

Other Tax-Exempt Investors.    Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

Foreign Taxes Incurred.    Each Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that such Portfolio pays if more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations. If a Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Additionally, if this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by such Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Backup Withholding.    A Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon the sale of shares that are payable to shareholders who: (i) have failed to provide a correct tax identification number in the manner required, (ii) are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, (iii) have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so, or (iv) failed to certify that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders.    Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. There are exemptions from the withholding tax for certain capital gain dividends paid by a Portfolio from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Portfolio. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes a Portfolio with a properly completed IRS Form W-8, as applicable, to establish entitlement for these treaty benefits. If a shareholder fails to properly certify that they are not a U.S. person, Portfolio distributions will be subject to backup withholding at a rate of 28%.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Portfolio.

State and Local Taxes.    You may also be subject to state and local taxes on distributions and redemptions. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

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Shareholder Information (continued)

Other Reporting and Withholding Requirements.    Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

More information about taxes is in the Statement of Additional Information.

29

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Trust’s Portfolios since inception of the Portfolios. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust’s financial statements, is incorporated by reference into the Statement of Additional Information, which is available upon request.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The ESG Growth Portfolio HC Strategic Shares
Period Ended June 30, 2016(d)	$10.00	$0.24	$(0.65)	$(0.41)	$(0.23)	$(0.02)	$(0.25)	$9.34	(4.16)%	$121,325	0.42%	0.42%	0.42%	2.76%	35.90%
The Catholic SRI Growth Portfolio HC Strategic Shares
Period Ended June 30, 2016(e)	$10.00	$0.19	$0.74	$0.93	$(0.18)	$—	$(0.18)	$10.75	8.81%	$20,324	0.84%	0.31%	0.31%	3.88%	25.63%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(e)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

30

Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Manager and the individual portfolio managers. Additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in a Portfolio is available in the SAI.

Agincourt Capital Management, LLC (“Agincourt”) serves as the Specialist Manager for the Portfolios. Agincourt is a 100% employee-owned SEC registered investment adviser founded in 1999 by eight investment partners, all formerly investment professionals with Sovran Capital Management. Agincourt is headquartered at 200 South 10th Street, Suite 800, Richmond, VA 23219. As of June 30, 2016, Agincourt managed assets of $5.9 billion, in fixed income portfolios for a wide range of institutional clients.

For its services to each Portfolio, Agincourt receives a fee at an annual rate of 0.12% of the average daily net assets of that portion of the Portfolio that is managed by Agincourt. During the fiscal year ended June 30, 2016, Agincourt received no fee from the Portfolios.

Day-to-day investment decisions for the Portfolio are the responsibility of L. Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager, each a member of the Agincourt Investment team. Mr. Buoyer has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1991 and was previously a portfolio manager for C&S Investment Advisors in Atlanta, GA. Mr. Buoyer, a Chartered Financial Analyst, received a BA in Chemistry from the University of North Carolina-Chapel Hill, and an MBA from Emory University. Mr. Marshall has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1997 and was previously an equity trader and operations specialist with Trusco Capital Management in Atlanta, GA. Mr. Marshall, a Chartered Financial Analyst, received a BBA from the University of Tennessee-Chattanooga.

Cadence Capital Management (“Cadence”) serves as a Specialist Manager for the Portfolios. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2016, Cadence had approximately $3.8 billion in assets under management.

For its services to each Portfolio, Cadence receives a fee calculated based on the average daily net assets of that portion of the assets of such Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets; Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets; Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets; and Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

Cadence is also entitled to receive an annual account fee of $24,000 from The ESG Growth Portfolio.

During the fiscal year ended June 30, 2016, Cadence received a fee of 0.18% of the Designated Assets from The ESG Growth Portfolio. During the fiscal year ended June 30, 2016, Cadence received a fee of 0.14% of the Designated Assets from The Catholic SRI Growth Portfolio.

Mr. J. Paul Dokas and Mr. Robert E. Ginsberg are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager, Managing Director and joined Cadence in 2013. Previously, Mr. Dokas served as Director – Investments at Hirtle Callahan from November 2007 to May 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is Senior Portfolio Manager, Managing Director and joined Cadence in 2011. Previously, Mr. Ginsberg served as a Senior Analyst at INVESCO from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for the Portfolios. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

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Specialist Manager Guide (continued)

For its services to the Portfolios, Mellon Capital receives a fee calculated based on the average daily net assets of that portion of the assets of each Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first 24 months of the Portfolio’s operations, and after the 24th month of the Portfolio’s operations, (i) at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first 24 months of the Portfolio’s operations following June 23, 2015 in the case of The ESG Growth Portfolio and December 15, 2015 in the case of The Catholic SRI Growth Portfolio (each the “Effective Date”), and, after the second anniversary of the Effective Date, (i) at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Provided that, in each case of Domestic Large Cap Equity Securities and Developed Markets International Equity Securities, that an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter.

Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets.

Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

During the fiscal year ended June 30, 2016, Mellon Capital received a fee of 0.09% of the Designated Assets from each Portfolio.

The Portfolio Managers for the Portfolio are: Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford.

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at Mellon Capital. She has an M.B.A. and a B. S. from San Francisco State University. Ms. Wong has 17 years of investment experience and joined Mellon Capital in 2000. Ms. Wong is the head of equity portfolio management responsible for overseeing all equity indexing strategies, including exchange traded funds (ETFs) and is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Committee, ESG Committee, Investment Research Committee, Investment Management Committee, Risk Management Committee, Fiduciary Committee, and Trade Management Oversight Committee. Prior to joining Mellon Capital she worked as a security analyst at Redwood Securities. She is member of the CFA Institute and the CFA Society of San Francisco and is also a member of S&P Index Advisory Panel, Russell Index Client Advisory Board, MSCI Index Client Advisory Committee, and FTSE Americas Regional Advisory Committee.

William Cazalet, CAIA, is a Managing Director and Head of Active Equity Strategies at Mellon Capital. He has an M.S.M from Stanford University Graduate School of Business and an M.A. from Cambridge University. Mr. Cazalet has 22 years of investment experience and joined Mellon Capital in 2013. Mr. Cazalet manages the entire team of portfolio managers for all U.S. and international active equity strategies.

Ronald Gala, CFA is a Managing Director and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 30 years of investment experience and has been with Mellon Capital and Mellon Equity Associates, LLP, a predecessor firm, since 1993. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

Kristin Crawford is a Director and Senior Portfolio Manager for the Active Equity Strategies. Ms. Crawford has 22 years of investment experience and has been with Mellon Capital and Franklin Portfolio Associates, a predecessor firm, since 2000. She has an M.B.A. from Suffolk University and a B.S. from Smith College. Prior to joining Mellon Capital, she was a vice president and portfolio manager at Franklin Portfolio Associates.

As of June 30, 2016, Mellon Capital had assets under management totaling approximately $327.7 billion, which includes overlay strategies.

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Specialist Manager Guide (continued)

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for the Portfolio. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of June 30, 2016, Parametric and its subsidiary had approximately $178.9 billion in assets under management.

For its services to the Portfolio, Parametric receives a fee, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year from the Portfolio, provided that 1/12 of such fee will be waived with respect to each calendar month during which no assets of the Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of a separate portfolio management agreement, for its services to the Portfolio, Parametric receives a fee from the Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.05% of the Targeted Strategy Assets (as defined below) committed to Parametric’s Targeted Strategy. The term “Targeted Strategy Assets” means the sum of the net assets of that portion of the Portfolio allocated to Parametric from time-to-time in their Targeted Strategy. Parametric shall also be entitled to receive a flat fee of $5,000 per year, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy Assets. During the fiscal year ended June 30, 2016, Parametric received no fees from the Portfolios.

Mr. Justin Henne, Mr. Clint Talmo, Mr. Jason Nelson and Mr. Dane Fickel are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Clint was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Fickel is responsible for trading client accounts as well as creating and analyzing daily investment management reports with an emphasis in OTC instruments. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2015, Mr. Fickel worked for Russell Investments from 2010 to 2015 and Morgan Stanley from 2009 to 2010, where his responsibilities included trading, portfolio management and client services. Mr. Fickel earned a B.A. in Economics from the University of Washington.

Mr. Tom Lee, Mr. Jay Strohmaier, Mr. Justin Henne, Mr. Clint Talmo, Mr. Jason Nelson, Mr. Dane Fickel, Mr. Perry Li and Mr. Michael Zaslavsky are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Parametric for investment in its Targeted Strategy. Mr. Lee, Managing Director, Investment Strategy and Research, has oversight responsibility for all investment strategies managed out of Parametric’s Minneapolis investment center. Mr. Lee joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 1994. He earned a B.S. in economics and an MBA in finance from the University of Minnesota. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Strohmaier, Senior Portfolio Manager, leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a BS degree in Agricultural Economics from Washington State University and

33

Specialist Manager Guide (continued)

MS in Applied Economics from the University of Minnesota. Mr. Justin Henne, As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Mr. Talmo was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Fickel is responsible for trading client accounts as well as creating and analyzing daily investment management reports with an emphasis in OTC instruments. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2015, Mr. Fickel worked for Russell Investments from 2010 to 2015 and Morgan Stanley from 2009 to 2010, where his responsibilities included trading, portfolio management and client services. Mr. Fickel earned a B.A. in Economics from the University of Washington. Mr. Li is responsible for trading and assisting with day-to-day management of Parametric’s options-based investment strategies, including the Defensive Equity and other proprietary strategies. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Li worked for CHS Inc. from 2011 to 2014, where he managed commodity futures and options portfolios and conducted research on macro economy and derivative strategies. Mr. Li earned a B.S. in Statistics from the Sun Yat-Sen University and a M.S. in Financial Mathematics from the University of Minnesota. He holds a Financial Risk Manager certificate from the Global Association of Risk Professionals. Mr. Zaslavsky is responsible for trading and assisting with day-to-day management of Parametric’s options-based investment strategies, including the Defensive Equity and other proprietary strategies. He is an Associate Portfolio Manager at Parametric. Prior to joining Parametric in 2015, Mr. Zaslavsky worked for Citigroup’s proprietary options trading and market-making group from 2009 to 2015, where he specialized in volatility modeling, portfolio management and derivatives arbitrage. He earned a B.S. in Finance from Bowling Green State University.

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HC Capital Trust

For More Information:

For more information about any of the portfolios of HC Capital Trust, including the Portfolios, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:

The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several portfolios during the Trust’s last fiscal year. In addition, the portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustees basis for approval of the HC Capital Agreements and for approval of the Specialist Managers advisory agreements is available in the Trust’s annual report dated June 30, 2016.

Statement of Additional Information (“SAI”):

The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:

Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,

West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:

You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. You can also obtain these items from the Trust’s website at http://www.hccapitalsolutions.com.

Investment Company Act File No. 811-08918.

STATEMENT OF ADDITIONAL INFORMATION

HC Advisors Shares

November 1, 2016

HC CAPITAL TRUST

FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, SUITE 500

WEST CONSHOHOCKEN, PA 19428-2970

This Statement of Additional Information is designed to supplement information contained in the Prospectuses relating to HC Capital Trust (“Trust”). The Trust is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of two discretionary investment advisory agreements. It generally oversees the services provided to the Trust. HC Capital Solutions is a separate operating division of Hirtle Callaghan & Co., LLC (the “Adviser”). This document although not a Prospectus, is incorporated by reference in its entirety in the Trust’s Prospectuses and should be read in conjunction with the Trust’s Prospectuses dated November 1, 2016. A copy of those Prospectuses is available by contacting the Trust at (800) 242-9596.

Ticker Symbol
The Value Equity Portfolio	HCVPX

The Institutional Value Equity Portfolio	HCEIX

The Growth Equity Portfolio	HCGWX

The Institutional Growth Equity Portfolio	HCIWX

The Small Capitalization—Mid Capitalization Equity Portfolio	HCSAX

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	HCISX

The Real Estate Securities Portfolio	HCRSX

The Commodity Returns Strategy Portfolio	HCCAX

The ESG Growth Portfolio	HCSGX

The Catholic SRI Growth Portfolio	HCSVX

The International Equity Portfolio	HCIAX

The Institutional International Equity Portfolio	HCITX

The Emerging Markets Portfolio	HCEPX

The Core Fixed Income Portfolio	HCFNX

The Fixed Income Opportunity Portfolio	HCFOX

The U.S. Government Fixed Income Securities Portfolio	HCUAX

The Inflation Protected Securities Portfolio	HCPAX

The U.S. Corporate Fixed Income Securities Portfolio	HCXAX

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCAAX

The Short-Term Municipal Bond Portfolio	HCSTX

The Intermediate Term Municipal Bond Portfolio	HCIBX

The Intermediate Term Municipal Bond II Portfolio	HCBAX

This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.

The Trust’s Annual Report to Shareholders dated June 30, 2016 and Semi-Annual Report dated December 31, 2015 accompanies this Statement of Additional Information and is incorporated herein by reference. The date of this Statement of Additional Information is November 1, 2016.

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	3	Management of the Trust

Further Information About the Trust’s Investment Policies	24	Investment Risks and Strategies

Investment Restrictions	58	Investment Risks and Strategies

Additional Purchase and Redemption Information	60	Shareholder Information

Portfolio Transactions and Valuation	61	Shareholder Information

Additional Information about the Portfolio Managers	64	Specialist Manager Guide

Dividends, Distributions and Taxes	111	Shareholder Information

History of the Trust and Other Information	117	Management of Trust

Proxy Voting	120	N/A

Independent Registered Public Accounting Firm and Financial Statements	136	Financial Highlights

Ratings Appendix	137	N/A

MANAGEMENT OF THE TRUST

GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of five members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board member is a senior officer of the Adviser and is thus considered an “interested person” of the Trust for purposes of the Investment Company Act. This Board member is referred to as an “Affiliated Trustee.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.

Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”

OFFICERS AND AFFILIATED TRUSTEE. The table below sets forth certain information about the Trust’s Affiliated Trustee, as well as its executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**
Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1961	Trustee; President	Indefinite; Trustee since 4/30/07; President since 6/12/2012	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of the Adviser. He has been with the Adviser for more than the past five years.	22	None

Colette Bergman Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1970	Vice President & Treasurer	Indefinite; Since 6/12/2012	Ms. Bergman is currently a Vice President of the Adviser. She has been with the Adviser for more than 5 years.	22	N/A

Guy Talarico Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Born: 1955	Chief Compliance Officer	Indefinite; Since 4/25/2013	Mr. Talarico is President and CEO of Alaric Compliance Services, LLC and has been since the company’s inception in 2004.	22	N/A

Curtis Barnes Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Born: 1953	Secretary	Indefinite; Since 6/05/14	Mr. Barnes is a Senior Vice President and has been with Citi Fund Services Ohio, Inc. since June 1995.	22	N/A

*	Mr. Zion may be deemed to be an “interested person,” of the Adviser as that term is defined by the Investment Company Act, as a result of his past or present positions with the Adviser or its affiliates.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

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INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1943	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	22	None

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1939	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	22	Resource Apartment REIT III, Inc.

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1945	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	22	Franklin Square Energy and Power Fund

Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1938	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Chairman and Chief Executive Officer of The Wortham Foundation and has been a Trustee for more than the past five years.	22	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

The Independent Trustees identified in the table above have served together on the Trust’s Board for 12 years. Taken as a whole, the Board represents a broad range of business and investment experience, as well as professional skills. Mr. Magarick has extensive experience in public accounting, tax and internal controls and was previously a Partner with BDO Seidman, LLP. Mr. Kling, who holds a B. S. from the Wharton School of The University of Pennsylvania, has over 40 years of experience in investment management and as a co-founder of CBRE Clarion Securities, LLC, has extensive experience in the distribution of investment products. Mr. Williams brings to the Board the experience of a long term business owner, having founded, owned and operated a company that became, during his tenure, the country’s largest distributor of certain industrial equipment, as well as a market leader in pharmaceutical, commercial construction and other business segments. Mr. Wortham has over three decades of executive management experience, having served as a Trustee of The Wortham Foundation, a private philanthropic foundation with assets of approximately $260 million. He is also a life trustee of the Museum of Fine Arts Houston, serving on the executive, finance, investment and audit committees, and is a director of a large electrical transmission and distribution company. The Affiliated Trustee, Mr. Zion, who was a certified public accountant with Coopers & Lybrand LLP prior to joining the Hirtle Callaghan organization, has served in executive capacities with companies affiliated with Hirtle Callaghan & Co., LLC for more than ten years.

COMMITTEES OF THE BOARD OF TRUSTEES. The Board has established two committees to assist the Trustees in fulfilling their oversight responsibilities.

The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2016. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate’s knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would enable the Board to maintain a diverse mix of skills and qualifications. Additionally, the entire Board annually performs a self-assessment with respect to its current members, which includes a review of their backgrounds, professional experience, qualifications and skills.

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The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held five meetings during the fiscal year ended June 30, 2016. Mr. Magarick currently serves as the Audit Committee Chairman.

Compliance and Risk Oversight Process. The Trustees overall responsibility for identifying and overseeing the operational, business and investment risks inherent in the operation of the Trust is handled by the Board as a whole and by the Board’s Audit Committee, particularly with respect to accounting matters. To assist them in carrying out their oversight responsibilities, the Trustees receive, in connection with each of the Board’s regular quarterly meetings, regular reports from the Trust’s Administrator with respect to portfolio compliance, fund accounting matters and matters relating to the computation of the Trust’s net asset value per share. The Trustees also receive reports, at least quarterly, from the Trust’s Chief Compliance Officer or “CCO.” These reports, together with presentations provided to the Board at its regular meetings and regular compliance conference calls among the Advisor, the CCO and the Chair of the Board’s Audit Committee held each month in which there is not a quarterly Board meeting, are designed to keep the Board informed with respect to the effectiveness of the Trust’s overall compliance program including compliance with stated investment strategies, and to help ensure that the occurrence of any event or circumstance that may have a material adverse effect on the Trust are brought promptly to the attention of the Board and that appropriate action is taken to mitigate any such adverse effect. Additionally, the full Board annually receives a report from the Trust’s CCO and both the full Board and, at the discretion of the Independent Trustees, the Independent Trustees separately meet with the CCO for the purpose of discussing the extent to which the Trust’s overall compliance program is reasonably designed to detect and prevent violations of the federal securities laws and assessing the effectiveness of the overall compliance program. Additionally, both the Board, and the Audit Committee meet at least annually with the Trust’s independent public accounting firm. As indicated above, the Audit Committee is comprised solely of Independent Trustees and the Audit Committee and its Chair are regular participants in the compliance and risk oversight process. To date, the Board has not found it necessary to specifically identify a “lead trustee” or to elect, as the Board’s Chairman, an Independent Trustee, although the Board reserves the right to do so in the future.

COMPENSATION ARRANGEMENTS. Since January 1, 2016, each of the Independent Trustees has been entitled to receive from the Trust a fee of (i) $77,500 per year; (ii) an additional $10,000 for each regular and special in person Board meeting attended by him (regardless of whether attendance is in person or by telephone), plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $2,500 for each Audit Committee Meeting attended in person or telephonically and (iv) $2,500 per each regular and special telephonic meeting attended by him, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings. Committee Chairs receive an additional $10,000 annual fee. The Affiliated Trustee and the Trust’s officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2016 (excluding reimbursed expenses) and reflects the above compensation arrangements except that the annual retainer fee prior to January 1, 2015 was $72,500 per year.

NAME	AGGREGATE COMPENSATION FROM TRUST	PENSION RETIREMENT BENEFITS FROM TRUST	ESTIMATED BENEFITS UPON RETIREMENT FROM TRUST	TOTAL COMPENSATION FROM TRUST
Jarrett Burt Kling	$127,500	none	none	$127,500
Harvey G. Magarick	$137,500	none	none	$137,500
R. Richard Williams	$127,500	none	none	$127,500
Richard W. Wortham, III	$127,500	none	none	$127,500

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TRUSTEE OWNERSHIP OF SECURITIES OF HC CAPITAL TRUST. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Portfolios as of December 31, 2015. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family. As of August 3, 2016, all of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of the Adviser and shareholders of the Trust.

	ROBERT J. ZION*	JARRETT BURT KLING	HARVEY G. MAGARICK	R. RICHARD WILLIAMS	RICHARD W. WORTHAM, III**
The Value Equity Portfolio	e	b	e	e	a
The Institutional Value Equity Portfolio	e	a	e	d	a
The Growth Equity Portfolio	e	c	e	e	a
The Institutional Growth Equity Portfolio	e	a	e	e	a
The Small Capitalization—Mid Capitalization Equity Portfolio	c	b	c	a	a
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	e	a	c	a	a
The Real Estate Securities Portfolio	a	a	a	a	a
The Commodity Returns Strategy Portfolio	a	b	e	e	a
The ESG Growth Portfolio	a	a	a	a	a
The Catholic SRI Growth Portfolio	a	a	a	a	a
The International Equity Portfolio	e	c	e	e	a
The Institutional International Equity Portfolio	e	a	d	e	a
The Emerging Markets Portfolio	e	b	e	e	a
The Core Fixed Income Portfolio	a	a	e	a	a
The Fixed Income Opportunity Portfolio	a	a	e	a	a
The U.S. Government Fixed Income Securities Portfolio	a	a	a	a	a
The Inflation Protected Securities Portfolio	a	a	a	a	a
The U.S. Corporate Fixed Income Securities Portfolio	a	a	a	a	a
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	a	a	a	a	a
The Short-Term Municipal Bond Portfolioa		a	d	a	a
The Intermediate Term Municipal Bond Portfolio	c	b	e	a	a
The Intermediate Term Municipal Bond II Portfolio	a	a	c	a	a
AGGREGATE DOLLAR RANGE OF TRUST SHARES	e	b	e	e	a

NOTE:

a = None

b = $1 - $10,000

c = $10,001 - $50,000

d = $50,001 - $100,000

e = Over $100,000

*	Mr. Zion is also a trustee of a Revocable Trust which held shares as of December 31, 2015 of between $10,001-$50,000 in The Intermediate Term Municipal Bond Portfolio and also over $100,000 in each of The Value Equity Portfolio, The Growth Equity Portfolio, The International Equity Portfolio, and The Emerging Markets Portfolio. Mr. Zion disclaims beneficial ownership of the Trust.
**	Mr. Wortham serves as a trustee for the Wortham Foundation which held shares as of December 31, 2015 of over $100,000 in each of The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Inflation Protected Securities Portfolio and The Institutional International Equity Portfolio. Mr. Wortham has no beneficial interest in the Foundation.

MULTI-MANAGER STRUCTURE. As noted in the Prospectus, each of the Trust’s Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. In selecting Specialist Managers, the Adviser seeks to identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles;

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(c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers. At present, the Value Equity, Growth Equity, Small Capitalization—Mid Capitalization Equity, International Equity, Emerging Markets, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization—Mid Capitalization Equity, Institutional International Equity, Real Estate Securities, Commodity Returns Strategy, ESG Growth, Catholic SRI Growth, Fixed Income Opportunity, Core Fixed Income and U.S. Corporate Fixed Income Securities Portfolios each employ the multi-manager structure.

Engagement and Termination of Specialist Managers. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, the Adviser may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.

The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act (“Rule 15a-4”), however, provides for an exception from the provisions of Section 15(a). Rule 15a-4 permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” Additionally, the Trust has received an order from the SEC that exempts the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act under certain circumstances. This order permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The shareholders of each Portfolio have approved this structure. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any new Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure.

Allocation of Assets Among Specialist Managers. The Adviser is responsible for determining the level of assets that will be allocated among the Specialist Managers in those Portfolios that are served by two or more Specialist Managers. The Adviser and the Trust’s officers monitor the performance of both the overall Portfolio and of each Specialist Manager and, from time to time, may make changes in the allocation of assets to the Specialist Managers that serve a particular Portfolio. For example, a reallocation may be made in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement of an additional Specialist Manager for a particular Portfolio.

INVESTMENT ADVISORY ARRANGEMENTS. The services provided to the Trust by the Adviser and by the various Specialist Managers are governed under the terms of written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.

The HC Capital Agreement. The services provided to the Trust by the Adviser, described above and in the Prospectuses, are governed under the terms of two written agreements with the Trust (“HC Capital Agreements”).

Each HC Capital Agreement provides for an initial term of two years. Thereafter, each HC Capital Agreement remains in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. Each of the HC Capital Agreements may be terminated at any time, without penalty, either by the Trust or by the Adviser, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HC Capital Agreements permit the Trust to use the logos and/or trademarks of the Adviser. In the event, however, that the HC Capital Agreements are terminated, the Adviser has the right to require the Trust to discontinue any references to such logos and/or trademarks and to change the name of the Trust as soon as is reasonably practicable. The HC Capital Agreements further provide that the Adviser will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HC Capital Agreements relate (including any action of any officer of the Adviser or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by the Adviser, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Adviser.

7

The dates of the Board and shareholder approvals of the HC Capital Agreements with respect to each Portfolio are set forth as follows:

MOST RECENT CONTRACT APPROVAL
AGREEMENT RELATING TO:	SHAREHOLDERS	BOARD
The Value Equity Portfolio	December 27, 2006	March 8, 2016
The Institutional Value Equity Portfolio	July 18, 2008	March 8, 2016
The Growth Equity Portfolio	December 27, 2006	March 8, 2016
The Institutional Growth Equity Portfolio	August 8, 2008	March 8, 2016
The Small Capitalization—Mid Capitalization Equity Portfolio	December 27, 2006	March 8, 2016
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	August 15, 2008	March 8, 2016
The Real Estate Securities Portfolio	May 14, 2009	March 8, 2016
The Commodity Returns Strategy Portfolio	June 2, 2010	March 8, 2016
The ESG Growth Portfolio	July 13, 2015	June 9, 2015
The Catholic SRI Growth Portfolio	January 4, 2016	December 15, 2015
The International Equity Portfolio	December 27, 2006	March 8, 2016
The Institutional International Equity Portfolio	November 20, 2009	March 8, 2016
The Emerging Markets Portfolio	December 10, 2009	March 8, 2016
The Core Fixed Income Portfolio	December 27, 2006	March 8, 2016
The Fixed Income Opportunity Portfolio	December 27, 2006	March 8, 2016
The U.S. Government Fixed Income Securities Portfolio	November 22, 2010	March 8, 2016
The Inflation Protected Securities Portfolio	February 24, 2014	March 8, 2016
The U.S. Corporate Fixed Income Securities Portfolio	November 22, 2010	March 8, 2016
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	November 22, 2010	March 8, 2016
The Short-Term Municipal Bond Portfolio	December 27, 2006	March 8, 2016
The Intermediate Term Municipal Bond Portfolio	December 27, 2006	March 8, 2016
The Intermediate Term Municipal Bond II Portfolio	July 13, 2010	March 8, 2016

Portfolio Management Contracts with Specialist Managers. The provision of portfolio management services by the various Specialist Managers is governed by individual investment advisory contracts (each, a “Portfolio Management Contract”) between the relevant Specialist Manager and the Trust. Each of the Portfolio Management Contracts includes a number of similar provisions. Each Portfolio Management Contract provides that the named Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time, to time allocated to such Specialist Manager. Under their respective contracts, each Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the named Specialist Manager. Each of the Portfolio Management Contracts provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the named Specialist Manager, in each case upon sixty days’ written notice. Each of the Portfolio Management Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.

The Portfolio Management Contracts and the Portfolios to which they relate are listed on the following pages:

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Value Equity Portfolio
	Mellon Capital Management Corporation (“Mellon Capital”)	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence Capital Management LLC (“Cadence”)	August 20, 2013	September 30, 2013	June 14, 2016
	AllianceBernstein L.P. (“AllianceBernstein”)	December 24, 2008	December 5, 2008	June 14, 2016
	Parametric Portfolio Associates LLC (“Parametric”) –Defensive Equity Strategy	July 18, 2014	July 18, 2014*	March 8, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

8

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Institutional Value Equity Portfolio
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	August 20, 2013	September 30, 2013	June 14, 2016
	AllianceBernstein	December 24, 2008	December 5, 2008	June 14, 2016
	Pacific Investment Management Company LLC (“PIMCO”)	April 22, 2009	December 5, 2008	June 14, 2016
	Parametric–Defensive Equity Strategy	July 18, 2014	July 18, 2014*	March 8, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Growth Equity Portfolio	Jennison Associates LLC (“Jennison”)	August 25, 1995	July 21, 1995	June 14, 2016
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Sustainable Growth Advisers (“SGA”)	May 22, 2006	May 15, 2006	June 14, 2016
	Parametric–Defensive Equity Strategy	July 18, 2014	July 18, 2014*	March 8, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Institutional Growth Equity Portfolio	Jennison	Inception (August 8, 2008)	August 8, 2008	June 14, 2016
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	SGA	Inception (August 8, 2008)	August 8, 2008	June 14, 2016
	PIMCO	April 22, 2009	December 5, 2008	June 9, 2015
	Parametric–Defensive Equity Strategy	July 18, 2014	July 18, 2014*	March 8, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Small Capitalization—Mid Capitalization Equity Portfolio	IronBridge Capital Management L.P. (“IronBridge”)	November 1, 2004	May 30, 2008	September 13, 2016
	Frontier Capital Management Company, LLC (“Frontier”)	Inception (September 5, 1995)	December 16, 1999	September 13, 2016
	Pzena Investment Management, LLC (“Pzena”)	April 12, 2010	August 27, 2009	September 13, 2016
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Ariel Investments, LLC (“Ariel”)	August 2, 2013	August 2, 2013	September 13, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Advisory Research, Inc. (“Advisory Research”)	September, 2016	September 13, 2016	September 13, 2016
	Parametric- Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

9

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	IronBridge	Inception (August 15, 2008)	August 15, 2008	September 13, 2016
	Frontier	Inception (August 15, 2008)	August 15, 2008	September 13, 2016
	Pzena	April 12, 2010	August 27, 2009	September 13, 2016
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Ariel	August 2, 2013	August 2, 2013	September 13, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Advisory Research	September, 2016	September 13, 2016	September 13, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Real Estate Securities Portfolio	Wellington Management Company LLP (“Wellington Management”)	May 21, 2009	May 14, 2009	December 15, 2015
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Commodity Returns Strategy Portfolio	Wellington Management	Inception (June 8, 2010)	June 2, 2010	March 8, 2016
	PIMCO	Inception (June 8, 2010)	June 2, 2010	June 14, 2016
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)	March 29, 2016	March 29, 2016	March 8, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The ESG Growth Portfolio	Agincourt Capital Management, LLC (“Agincourt”)	July 13, 2015	July 13, 2015	June 14, 2016
	Cadence	July 13, 2015	July 13, 2015	September 13, 2016
	Mellon Capital	July 13, 2015	July 13, 2015	September 13, 2016
	Parametric - Liquidity Strategy	July 13, 2015	July 13, 2015	June 14, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Catholic SRI Growth Portfolio	Agincourt	January 4, 2016	January 4, 2016	December 15, 2015
	Cadence	January 4, 2016	January 4, 2016	September 13, 2016
	Mellon Capital	January 4, 2016	January 4, 2016	September 13, 2016
	Parametric - Liquidity Strategy	January 4, 2016	January 4, 2016	December 15, 2015
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

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PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The International Equity Portfolio
	Artisan Partners Limited Partnership (“Artisan Partners”)	July 23, 1999	May 30, 2008	December 15, 2015
	Causeway Capital Management LLC (“Causeway”)	May 22, 2006	May 15, 2006	December 15, 2015
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence - Emerging	August 8, 2014	September 30, 2013	June 14, 2016
	Cadence - Developed	August 8, 2014	June 14, 2016	June 14, 2016
	City of London Investment Management Company Limited (“CLIM”)	January 23, 2015	January 23, 2015	December 15, 2015
	Parametric - Liquidity Strategy	March 10, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Institutional International Equity Portfolio
	Artisan Partners	Inception (November 20, 2009)	November 20, 2009	December 15, 2015
	Causeway	Inception (November 20, 2009)	November 20, 2009	December 15, 2015
	Lazard Asset Management LLC (“Lazard”)	September 27, 2011	September 23, 2011	December 15, 2015
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence - Emerging	August 8, 2014	September 30, 2013	June 14, 2016
	Cadence - Developed	August 8, 2014	June 14, 2016	June 14, 2016
	Parametric - Liquidity Strategy	March 10, 2015	March 10, 2015	December 15, 2015
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016
	CLIM	January 23, 2015	January 23, 2015	March 8, 2016

The Emerging Markets Portfolio
	The Boston Company Asset Management LLC (“TBCAM”)	March 16, 2010	December 10, 2009	December 15, 2015
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Parametric - Liquidity Strategy	March 10, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016
	CLIM RBC Global Asset Management (UK) Limited (“RBC GAM”)	January 23, 2015 July 29, 2016	January 23, 2015 July 29, 2016	December 15, 2015 June 14, 2016

The Core Fixed Income Portfolio	Mellon Capital	December 6, 2010	November 30, 2010	March 8, 2016
	Agincourt	March 10, 2015	March 10, 2015	March 8, 2016

The Fixed Income Opportunity Portfolio	Mellon Capital	August 22, 2013	Not Applicable	March 8, 2016
	Fort Washington Investment Advisors, Inc. (“Fort Washington”)	May 24, 2012	April 30, 2012	March 8, 2016
	Western Asset Management Company (“WAMCO”)	July 28, 2014	August 29, 2014	July 28, 2014
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	CLIM	November 3, 2014	January 23, 2015**	December 15, 2015

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PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The U.S. Government Fixed Income Securities Portfolio	Mellon Capital	December 6, 2010	November 22, 2010	March 8, 2016

The Inflation Protected Securities Portfolio	Mellon Capital	February 24, 2014	February 24, 2014	March 8, 2016

The U.S. Corporate Fixed Income Securities Portfolio
	Agincourt	March 10, 2015	March 10, 2015	March 8, 2016
	Mellon Capital	August 22, 2013	Not Applicable	March 8, 2016
	Mellon Capital	January 8, 2013	Not Applicable	March 8, 2016

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Short-Term Municipal Bond Portfolio	Breckinridge Capital Advisors, Inc. (“Breckinridge”)	March 1, 2006	February 28, 2006	March 8, 2016

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company LLC (“Standish”)	December 5, 2008	February 6, 2009	March 8, 2016

The Intermediate Term Municipal Bond II Portfolio	Breckinridge	July 13, 2010	July 13, 2010	March 8, 2016

*	Prior to August 29, 2014 and in reliance on an order issued by the Securities and Exchange Commission, the Trust has entered into the Portfolio Management Agreement based solely on the approval of the Board and without direct approval by the shareholders of the Portfolio. On August 29, 2014, shareholders of the Portfolio approved a new Portfolio Management Agreement that provided for an increase in the Specialist Manager fee to 0.75% payable to Parametric beginning August 29, 2014.
**	Prior to January 23, 2015 and in reliance on Rule 15a-4, the Trust had entered into an Interim Portfolio Management Agreement based solely on the approval of the Board and without direct approval by the shareholders of the Portfolio. On January 23, 2015, shareholders of the Portfolio approved a final Portfolio Management Agreement having identical terms as those of the Interim Portfolio Management agreement dated November 3, 2014.

12

INVESTMENT ADVISORY FEES: The following table sets forth the advisory fees received by the Adviser from each of the Portfolios, calculated at an annual rate of 0.05% of each of the Portfolio’s average daily net assets, for services rendered during the periods indicated (amounts in thousands).

	FISCAL YEAR ENDED June 30, 2016		FISCAL YEAR ENDED June 30, 2015	FISCAL YEAR ENDED June 30, 2014
The Value Equity Portfolio	$291		$320	$319
The Institutional Value Equity Portfolio	$440		$504	$479
The Growth Equity Portfolio	$401		$439	$400
The Institutional Growth Equity Portfolio	$637		$717	$646
The Small Capitalization—Mid Capitalization Equity Portfolio	$49		$56	$60
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$93		$95	$89
The Real Estate Securities Portfolio	$69		$79	$69	(a)
The Commodity Returns Strategy Portfolio	$491		$559	$526
The ESG Growth Portfolio	$57	(b)	N/A	N/A
The Catholic SRI Growth Portfolio	$4	(c)	N/A	N/A
The International Equity Portfolio	$625		$758	$769
The Institutional International Equity Portfolio	$1,296		$1,462	$1,388
The Emerging Markets Portfolio	$845		$933	$690
The Core Fixed Income Portfolio	$47		$51	$49
The Fixed Income Opportunity Portfolio	$399		$404	$438
The U.S. Government Fixed Income Securities Portfolio	$119		$130	$126
The Inflation Protected Securities Portfolio	$248		$259	$57	(d)
The U.S. Corporate Fixed Income Securities Portfolio	$134		$121	$111
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$106		$130	$126
The Short-Term Municipal Bond Portfolio	$10		$11	$11
The Intermediate Term Municipal Bond Portfolio	$211		$210	$210
The Intermediate Term Municipal Bond II Portfolio	$39		$39	$38

(a)	For the period September 12, 2013 through June 30, 2014.
(b)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(c)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.
(d)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

13

SPECIALIST MANAGER FEES. In addition to the fees paid by the Trust to the Adviser, each of the Portfolios pays a fee to its Specialist Manager(s). For each Portfolio, the Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust’s Prospectuses. The following table sets forth the actual investment advisory fee received from the specified Portfolio by each of its respective Specialist Managers for services rendered during each of the Trust’s last three fiscal years (amounts in thousands):

PORTFOLIO	SPECIALIST MANAGER	2016	2015	2014
The Value Equity Portfolio	ICAP(1)	$—	$175	$371
	AllianceBernstein(3)	$587	$781	$688
	Mellon Capital(7)	**	**	**
	Cadence(23)	$200	$176	$167
	Parametric(24)	$50	$4	**
The Institutional Value Equity Portfolio	ICAP(1)	$—	$234	$550
	AllianceBernstein(3)	$872	$1,275	$1,098
	PIMCO(15)	$—	$—	$—
	Mellon Capital(7)	$—	$—	**
	Cadence(23)	$290	$278	$244
	Parametric(24)	$93	$6	**
The Growth Equity Portfolio	Jennison(4)	$384	$766	$629
	SSgA FM(2)	$—	$—	$—
	SGA(5)	$785	$757	$471
	Mellon Capital(7)	$177	$158	$222
	Cadence(23)	**	**	**
	Parametric(24)	$59	$5	**
The Institutional Growth Equity Portfolio	Jennison(4)	$569	$1,332	$926
	SGA(5)	$1,002	$785	$277
	PIMCO(15)	$—	$207	$399
	Mellon Capital(7)	$332	$273	$369
	Cadence(23)	$—	$—	**
	Parametric(24)	$100	$6	**
The Small Capitalization—Mid Capitalization Equity Portfolio	Frontier(6)	$133	$151	$131
	Mellon Capital(7)	$1	$3	$13
	IronBridge(8)	$242	$330	$224
	Pzena(9)	$57	$88	$177
	Ariel(22)	$43	$54	$19
	Advisory Research/Cupps(19)	$119	$100	**
	Cadence(23)	**	**	**
	Parametric(24)	$13	$2	**
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	Frontier(6)	$250	$258	$216
	Mellon Capital(7)	$1	$2	$13
	IronBridge(8)	$462	$658	$413
	Pzena(9)	$99	$149	$237
	Ariel(22)	**	**	**
	Advisory Research/Cupps(19)	$245	$225	$157
	Cadence(23)	**	**	**
	Parametric(24)	$18	$2	**
The Real Estate Securities Portfolio	Wellington Management(10)	$874	$1,027	$908
	SSgA FM(2)	**	**	$—
	Mellon Capital(7)	**	**	**
	Cadence(23)	**	**	**
	Parametric(24)	$12	$2	**

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PORTFOLIO	SPECIALIST MANAGER	2016		2015	2014
The Commodity Returns Strategy Portfolio	Wellington Management (Commodity)(10)		$1,548	$2,448		$2,808
	Wellington Management (Global Natural Resources)(10)		$585	$1,728		$1,484
	PIMCO(15)		$364	$1,084		$982
	Mellon Capital(7)		$387	$338		$305
	Cadence(24)	$	**	**		**
	Vaughan Nelson (28)		$17	**		**
	Parametric(24)		$—	$5	$	**
The ESG Growth Portfolio
	Agincourt(28)		**	**		**
	Cadence(23)		$112	**		**
	Mellon Capital(7)		$48	**		**
	Parametric(24)		**	**		**
The Catholic SRI Growth Portfolio
	Agincourt(28)		**	**		**
	Cadence(23)		$6	**		**
	Mellon Capital(7)		$4	**		**
	Parametric(24)		**	**		**
The International Equity Portfolio	CapGuardian(11)		$357	$685		$1,108
	Artisan Partners(12)		$768	$910		$1,249
	Causeway(13)		$908	$777		$1,092
	Mellon Capital(7)		$18	$144		$132
	Cadence(23)		$693	$897		$602
	CLIM(26)		**	**		**
	Parametric(24)		$65	$6		**
The Institutional International Equity Portfolio	CapGuardian(11)		$353	$692		$1,457
	Artisan Partners(12)		$1,338	$1,522		$1,882
	Causeway(13)		$1,225	$1,097		$1,600
	Lazard(20)		$998	$1,109		$1,106
	Mellon Capital(7)		$158	$259		$233
	Cadence(23)		$1,538	$1,714		$1,090
	CLIM(26)		—	**		**
	Parametric(24)		$58	$8		**
The Emerging Markets Portfolio	SSgA FM (Active)(2)		$—	$—		$2,411
	TBCAM(14)		$4,643	$5,441		$3,913
	SSgA FM (Passive)(2)		$—	$—		$—
	Mellon Capital(7)		$1,050	$1,175		$561
	Cadence(23)		**	**		**
	CLIM(26)		**	**		**
	Parametric(24)		$72	$2		**
	RBC GAM(29)		**	**		**
The Core Fixed Income Portfolio
	Seix(16)		$—	$51		$75
	Mellon Capital (7)		$29	$35		$37
	Agincourt(27)		$30	$6		**
The Fixed Income Opportunity Portfolio
	Fort Washington (21)		$1,046	$1,185		$1,470
	Mellon Capital(7)		$—	$—		$185
	WAMCO(25)		$979	$328		**
	CLIM(26)		$195	$131		**
	Parametric(24)		$35	$4		**
The U.S. Government Fixed Income Securities Portfolio	Mellon Capital (7)		$126	$186		$148
The Inflation Protected Securities Portfolio	Mellon Capital(7)		$188	$136		$44

15

PORTFOLIO	SPECIALIST MANAGER	2016	2015	2014
The U.S. Corporate Fixed Income Securities Portfolio	Seix(16)	$—	$353	$486
	Mellon Capital(7)	$—	$—	$—
	Agincourt(27)	$203	$35	**
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
	Mellon Capital(7)	$120	$137	$146
The Short-Term Municipal Bond Portfolio	Breckinridge(17)	$25	$27	$28
The Intermediate Term Municipal Bond Portfolio	Standish(18)	$638	$529	$721
The Intermediate Term Municipal Bond II Portfolio	Breckinridge(17)	$93	$85	$94

**	The Specialist Manager had not yet begun providing portfolio management services to the Portfolio.
(1)	As of March 10, 2015, the Portfolio Management Contract between Institutional Capital LLC (“ICAP”) and the Trust was terminated. Prior to March 10, 2015, ICAP provided services to a portion of The Value Equity and The Institutional Value Equity Portfolios. ICAP was compensated at an annual rate of 0.35% of the average net assets of the respective Portfolio assigned to ICAP.
(2)	As of June 5, 2014, the Portfolio Management Contract between SSgA and the Trust was terminated. Prior to June 5, 2014, SSgA FM provided services to an actively managed portion of The Emerging Markets Portfolio, SSgA FM was compensated at an annual rate of 0.85% for the first $50 million of average net assets, 0.75% for the next $50 million in such assets and 0.70% of such assets in excess of $100 million of the average net assets of the Portfolio assigned to SSgA FM.
(3)	For its services to The Value Equity and The Institutional Value Equity Portfolios, AllianceBernstein is compensated at an annual rate, effective October 1, 2013, of 0.37% of the first $150 million in total Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million. Prior to October 1, 2013, AllianceBernstein was compensated at an annual rate of 0.38% of the first $300 million in total Combined Assets and 0.37% on such Combined Assets over $300 million.
(4)	For its services to The Growth Equity and The Institutional Growth Equity Portfolios, Jennison is compensated for it services to each Portfolio at an annual rate of 0.75% on the first $10 million of Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets), 0.50% on the next $30 million of such Combined Assets; 0.35% of the next $25 million of such Combined Assets; 0.25% on the next $335 million of such Combined Assets; 0.22% of the next $600 million of such Combined Assets; 0.20% on the next $4 billion of such Combined Assets; and 0.25% on the balance of such Combined Assets; subject to a maximum annual fee of 0.30% of the average daily net assets of the portion of the Portfolios allocated to Jennison.
(5)	For its services to The Growth Equity and The Institutional Growth Equity Portfolios, SGA is compensated at an annual rate, effective June 10, 2015, of 0.35% of the first $200 million of the Combined Assets (as defined below), 0.30% of the next $200 million of Combined Assets, 0.25% of the next $200 million of Combined Assets, 0.22% of the next $400 million of Combined Assets and 0.20% of the Combined Assets exceeding $1 billion. The term “Combined Assets” means the sum of (i) the net assets of the Account; (ii) the net assets of that portion of the Portfolios allocated to SGA from time-to-time; and (iii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which SGA provides portfolio management services. Prior to June 10, 2015, SGA received a fee of 0.35% of the average net assets of the respective Portfolios assigned to SGA.
(6)	For its services to The Small Capitalization—Mid Capitalization Equity and The Institutional Small Capitalization—Mid Capitalization Equity Portfolios, Frontier was compensated prior to March 10, 2015 at an annual rate of 0.45% of the average net assets of the respective Portfolios assigned to Frontier. Effective March 10, 2015, Frontier is entitled to receive its standard annual fee for the asset class of 0.75% for all assets allocated to it in excess of $90 million of the Combined Assets (as defined below), provided that it will continue to receive an annual fee of 0.45% on the first $90 million of such Combined Assets. The term “Combined Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services.
(7)

For its services to The Core Fixed Income Portfolio (US Government and US Mortgage/Asset Backed sleeves) and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, effective September 1, 2012, based on the average daily net asset value of that portion of the assets of The Core Fixed Income Portfolio (US Government and US Mortgage/Asset Backed sleeves) and The U.S. Government Fixed Income Securities Portfolio managed by it, at an annual rate

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of 0.06%. For its services to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.06%. Prior to September 1, 2012, Mellon Capital received a fee at an annual rate of 0.12% for these assets. For its services to The Core Fixed Income Portfolio (US Corporate sleeve) and The U.S. Corporate Fixed Income Securities Portfolio, Mellon Capital receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.15%. For its services to The Fixed Income Opportunity Portfolio Mellon Capital receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%. For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%.

For its services to The Emerging Markets Portfolio, Mellon Capital receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%.

For its services to The Inflation Protected Securities Portfolio, Mellon Capital receives a fee from the Portfolio at an annual rate of: 0.04% of the average daily net assets of that portion of the Account invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets of that portion of the Account invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets of that portion of the Account invested according to an emerging markets inflation-protected securities strategy.

For its services to each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Mellon Capital receives, effective September 13, 2016, a fee calculated based on the average daily net assets of that portion of the assets of each Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of each Portfolio’s assets allocated to the designated asset class (“Designated Assets”)): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first 24 months of the Portfolio’s operations following June 23, 2015 in the case of The ESG Growth Portfolio and December 15, 2015 in the case of The Catholic SRI Growth Portfolio (each the “Effective Date”), and after the second anniversary of the Effective Date, (i) at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first 24 months of the Portfolio’s operations following the Effective Date, and, after the after the second anniversary of the Effective Date, (i) at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Provided that, in each case of Domestic Large Cap Equity Securities and Developed Markets International Equity Securities, that an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter. Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets. Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

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Prior to September 13, 2016, for its services to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Mellon Capital received a fee calculated at the following rates (in each case, the annual rate set forth was applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”)): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets. Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets. Provided that, in each case, where an adjustment mat be required, such adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter.

(8)	For its services to The Small Capitalization—Mid Capitalization Equity Portfolio and beginning with the inception of The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, IronBridge is compensated, effective September 23, 2015, at an annual rate of 0.70% of the average net assets of the respective Portfolios assigned to IronBridge. Prior to September 23, 2015, IronBridge was entitled to receive a fee of 0.95% of the average daily net assets of that portion of the Portfolios allocated to IronBridge.
(9)	For its services to The Small Capitalization—Mid Capitalization Equity and The Institutional Small Capitalization—Mid Capitalization Equity Portfolios, Pzena is compensated at an annual rate of 1.00% of the average net assets of the respective Portfolio assigned to Pzena.
(10)	For its services to The Real Estate Securities Portfolio, Wellington Management is compensated at an annual rate of 0.75% on the first $50 million of the average daily net Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets) and 0.65% on Combined Assets over $50 million. With respect to The Commodity Returns Strategy Portfolio, for assets managed in its Global Natural Resources strategy (the “Account”), Wellington Management received prior to March 11, 2015 a fee at an annual rate of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Effective March 11, 2015, Wellington Management shall be entitled to receive a fee, which fee shall be calculated daily and payable monthly in arrears at the annual rate of 0.60% of the average daily net assets of the Account so long as at least $150 million in assets are present in the Account; and 0.85% of the average daily net assets of the Account if less than $150 million in assets are present in the Account. Wellington Management waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management receives a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy.
(11)	As of October 14, 2016, the Portfolio Management Contract between Capital Guardian Trust Company (“CapGuardian”) and the Trust was terminated. Prior to October 14, 2016, CapGuardian provided services to The International Equity Portfolio and The Institutional International Equity Portfolio and was compensated at an annual rate of 0.70% for the first $25 million of the average of the average daily net asset values of the Account as of the last business day of each of the three months in the calendar quarter, 0.55% for the next $25 million, 0.425% for the next $200 million in such assets and 0.375% for those assets in excess of $250 million. There was a minimum annual fee of $312,500 based upon an account size of $50 million. The following fee discounts could have been applied based upon the total annualized aggregate fees (include other assets managed by CapGuardian); 5% discount on fees from $1.25 million to $4 million; 7.5% discount on fees from $4 million to $8 million; 10% discount on fees from $8 million to $12 million; and 12.5% discount on fees over $12 million. When the total aggregate fees exceeded $3 million, before discounts, fee break points were to be eliminated and the Portfolios would have paid a fee at an annual rate of 0.375% on all assets in the Portfolios managed by CapGuardian.
(12)	For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Artisan Partners is compensated at an annual rate of 0.47% of the average net assets of the respective Portfolios allocated to Artisan Partners, so long as the combined assets of the Portfolios are greater than $500 million. If the combined assets are reduced to $500 million or less, Artisan Partners is compensated at an annual rate of 0.80% of average net assets for the first $50 million of the respective portfolio assets allocated to Artisan Partners and 0.60% for such assets over $50 million.

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(13)	For its services to The International Equity and The Institutional International Equity Portfolios, Causeway is compensated at an annual rate of 0.45% of the average net assets of The International Equity and The Institutional International Equity Portfolios allocated to Causeway.
(14)	For its services to The Emerging Markets Portfolio, TBCAM is compensated at an annual rate of 0.90% of average net assets for the first $50 million in Portfolio assets, 0.85% for the next $50 million in such assets, 0.70% for the next $100 million in such assets, 0.55% on the next $200 million in such assets, and 0.50% for such assets over $400 million. Prior to June 5, 2014, TBCAM was compensated at an annual rate of 0.90% of average net assets for the first $50 million in Portfolio assets, 0.85% for the next $50 million in such assets, 0.70% for the next $100 million in such assets and 0.60% for such assets over $200 million.
(15)	For its services to The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio, PIMCO is compensated at an annual rate of 0.25% of the average net assets of each Portfolio assigned to PIMCO. With respect to The Commodity Returns Strategy Portfolio, PIMCO is compensated at an annual rate of 0.49% of that portion of the Portfolio allocated to PIMCO.
(16)	The Portfolio Management Contract between Seix Investment Advisors LLC (“Seix”) and the Trust with respect to (i) The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio was terminated effective March 10, 2015 and (ii) The Fixed Income Opportunity Portfolio was terminated effective August 20, 2013. Prior to August 20, 2013, Seix received a fee for its services to The Fixed Income Opportunity Portfolio, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.40% for the first $100 million of the Combined Assets (as defined below), 0.25% on the next $200 million of the Combined Assets, and 0.20% on the balance of the Combined Assets. For the purpose of computing Seix’s fee for The Fixed Income Opportunity Portfolio, the term “Combined Assets” shall mean the sum of (i) the net assets of the Portfolio; and (ii) the net assets of each other Hirtle Callaghan account to which Seix provides similar services. Prior to March 10, 2015, Seix received a fee for its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio based on the average daily net asset value of the assets of the Portfolios under its management at an annual rate of 0.25% of the first $100 million in such Combined Assets (as defined below) of that portion of the Portfolio allocated to Seix and 0.20% of for those Combined Assets exceeding $100 million. For purposes of computing Seix’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Seix in each of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.
(17)	For its services to The Intermediate Term Municipal Bond II Portfolio and The Short Term Municipal Bond Portfolio, Breckinridge is compensated at an annual rate of 0.125% of the average net assets of each Portfolio. Breckinridge became a Specialist Manager and began providing investment management serves to The Intermediate Term Municipal Bond II Portfolio on July 13, 2010.
(18)	For its services to The Intermediate Term Municipal Bond Portfolio, Standish is compensated at the annual rate of 0.25% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to Standish and 0.15% of those Combined Assets (as defined below) exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For the purposes of computing Standish’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Standish in The Intermediate Term Municipal Bond Portfolio and certain other assets managed by Standish for clients of Hirtle Callaghan and Co., LLC.
(19)	For its services to The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Advisory Research receives a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85%. In September, 2016, Advisory Research succeeded Cupps as Specialist Manager of the Portfolios which received the fees indicated above.

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(20)	For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.45% of the average daily net assets of the first $100 million 0.40% on assets between $100 million and $250 million and 0.375% on the excess over $250 million of that portion of the assets of the Portfolio that may, from time to time be allocated to Lazard.
(21)	For its services to The Fixed Income Opportunity Portfolio, Fort Washington receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Fort Washington if the average daily net assets exceeds $200 million. For the purposes of computing Fort Washington’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Fort Washington in The Fixed Income Opportunity Portfolio and certain other assets managed by Fort Washington for clients of Hirtle Callaghan and Co., LLC.
(22)	For its services to The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Ariel receives an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million and 0.50% of Combined Assets exceeding $20 million.
(23)	For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%.

For its services to The Emerging Markets Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%.

For its services to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Cadence receives, effective September 13, 2016, a fee calculated based on the average daily net assets of that portion of the assets of each Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of each Portfolio’s assets allocated to the designated asset class (“Designated Assets”): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets; Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets; Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets; and Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets. Cadence is also entitled to receive an annual account fee of $24,000 from The ESG Growth Portfolio.

Prior to September 13, 2016, for its services to each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Cadence received a fee calculated at the following rates (in each case, the annual rate set forth was applied to the average daily net assets of that portion of each Portfolio’s assets allocated to the designated asset class (“Designated Assets”)): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets. Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets. After the first anniversary of the Portfolio’s operations at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million;

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and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Provided that, in each case, an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter. Cadence was also entitled to receive an annual account fee of $24,000 from The ESG Growth Portfolio.

(24)	For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below) committed to Parametric’s Liquidity Strategy; 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined Defensive Assets committed to the Defensive Equity Strategy over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.05% of the Targeted Strategy Assets committed to the Targeted Strategy. Targeted Strategy Assets means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time for investment using the Targeted Strategy. Parametric shall also be entitled to receive a flat fee of $5,000 per year per Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy Assets. Parametric did not manage assets for any of these Portfolios during the periods shown in the table.
(25)	For its services to The Fixed Income Opportunity Portfolio, WAMCO receives a fee at the annual rate of 0.75% of the average daily net assets of that portion of the Portfolio allocated to WAMCO. Prior to August 29, 2014, WAMCO received a fee of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to WAMCO if the average daily net assets exceeds $200 million. WAMCO did not manage assets of the Portfolio during the periods shown in the table. For the purposes of computing WAMCO’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by WAMCO in The Fixed Income Opportunity Portfolio and certain other assets managed by WAMCO for clients of Hirtle Callaghan and Co., LLC.
(26)	For its services to The Fixed Income Opportunity Portfolio, CLIM is compensated at an annual rate of 0.45% of the average net assets of Portfolio assigned to CLIM. For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, CLIM receives a fee from each Portfolio at the annual rate of 0.80% for the first $50 million of the “Combined Assets” of that portion of the Portfolio allocated to CLIM and 0.40% of those Combined Assets (as defined below) exceeding $50 million. For the purposes of computing CLIM’s fee for these Portfolios, the term “Combined Assets” shall mean the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of Hirtle Callaghan and Co., LLC.

For its services to The Emerging Markets Portfolio, CLIM receives a fee from the Portfolio at the annual rate of 1.00% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to CLIM and 0.80% of those Combined Assets (as defined below) exceeding $100 million. For the purposes of computing CLIM’s fee for this Portfolio, the term “Combined Assets” shall mean the sum of the average daily net assets managed by CLIM in The Emerging Markets Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of Hirtle Callaghan and Co., LLC.

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(27)	For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Agincourt is compensated at an annual rate of 0.08% of the average daily net assets of that portion of each Portfolio that is managed by Agincourt. For its services to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Agincourt is compensated at an annual rate of 0.12% of the average daily net assets of that portion of the Portfolio that is managed by Agincourt.
(28)	For its services with respect to the portion of The Commodity Returns Strategy Portfolio allocated to Vaughan Nelson from time to time (the “Account”), Vaughan Nelson shall receive a fee calculated at an annual rate and payable quarterly in arrears based on the Average Quarterly Net Assets of the Combined Assets (as defined below) of 0.35% of the first $25 million of the Combined Assets, 0.25% of the next $75 million of Combined Assets and 0.20% of the Combined Assets exceeding $100 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which the Adviser serves as investment adviser and for which Vaughan Nelson provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account. “Average Quarterly Net Assets” shall mean the average of the average daily net asset values of the Account and/or the average of the net asset values of the Other Hirtle Accounts, as the case may be, as of the last business day of each of the three months in the calendar quarter.
(29)	For its services with respect to the portion of The Emerging Markets Portfolio allocated to RBC GAM from time to time (the “Account”), RBC GAM receives a fee calculated at an annual rate of 0.80% of the first $100 million of Combined Assets; 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million. Combined Assets refers to the aggregate of all assets of the Portfolio managed by RBC GAM and any assets of other clients of the Adviser managed by RBC GAM using the same strategy.

ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).

Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; and (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto. As administrator, Citi maintains certain books and records of the Trust that are required by applicable federal regulations. Pursuant to separate contracts, Citi or its affiliates also serve as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a single all-inclusive fee which is computed daily and paid monthly in arrears, is calculated at an annual rate of 0.0506% of the Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Portfolios’ average daily net assets between $6 billion and $12 billion, and 0.0276% of the Portfolios’ average daily net assets in excess of $12 billion. Prior to March 31, 2015, Citi served as the Trust’s transfer and dividend disbursing agent (“Transfer Agent”) and received fees for such services, including the maintenance of the Trust’s registration in the various states in which shares of the Trust are offered. Citi assigned and transferred such services to SunGard Investor Services LLC, pursuant to an amendment to the Services Agreement dated March 31, 2015. Prior to March 31, 2015, Citi’s fee, as computed daily and paid monthly in arrears, was calculated at an annual rate of 0.054% of the Portfolios’ average daily net assets up to $6 billion; 0.005% of the Portfolios’ average daily net assets between $6 billion and $12 billion, and 0.0295% of the Portfolios’ average daily net assets in excess of $12 billion.

For the fiscal years ended June 30, 2014, 2015 and 2016, Citi, as Administrator received administration fees in accordance with the agreement in effect at the time in the following amounts for each of the Portfolios (amounts in thousands):

	FISCAL YEAR ENDED	FISCAL YEAR ENDED	FISCAL YEAR ENDED
	June 30, 2016	June 30, 2015	June 30, 2014
The Value Equity Portfolio	$164	$186	$189
The Institutional Value Equity Portfolio	$248	$293	$283
The Growth Equity Portfolio	$224	$255	$236
The Institutional Growth Equity Portfolio	$355	$416	$381
The Small Capitalization—Mid Capitalization Equity Portfolio	$42	$32	$36
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$59	$56	$53

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	FISCAL YEAR ENDED		FISCAL YEAR ENDED	FISCAL YEAR ENDED
	June 30, 2016		June 30, 2015	June 30, 2014
The Real Estate Securities Portfolio	$46		$47	$40	(a)
The Commodity Returns Strategy Portfolio	$331		$324	$311
The ESG Growth Portfolio	$75	(b)	N/A	N/A
The Catholic SRI Growth Portfolio	$22	(c)	N/A	N/A
The International Equity Portfolio	$420		$438	$454
The Institutional International Equity Portfolio	$844		$846	$819
The Emerging Markets Portfolio	$524		$541	$407
The Core Fixed Income Portfolio	$100		$29	$29
The Fixed Income Opportunity Portfolio	$256		$236	$258
The U.S. Government Fixed Income Securities Portfolio	$87		$76	$74
The Inflation Protected Securities Portfolio	$143		$148	$34	(d)
The U.S. Corporate Fixed Income Securities Portfolio	$87		$71	$65
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$106		$76	$74
The Short-Term Municipal Bond Portfolio	$12		$6	$7
The Intermediate Term Municipal Bond Portfolio	$135		$122	$124
The Intermediate Term Municipal Bond II Portfolio	$30		$21	$22

(a)	For the period September 12, 2013 through June 30, 2014.
(b)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(c)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.
(d)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

Under a Compliance Services Agreement between the Trust and Citi, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer (“CCO”), and assisting in preparing or providing documentation for the Trust’s CCO to deliver to the Board.

FIS Investor Services LLC (“FIS”), formerly, SunGard Investor Services LLC, serves as the Trust’s Transfer Agent pursuant to an agreement approved by the Board on March 10, 2015. FIS will receive, for performing the services listed under its agreement, a fee, which is paid monthly, calculated at an annual rate of: 0.0034% of the Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Portfolios’ average daily net assets between $6 billion and $12 billion, and 0.0019% of the Portfolios’ average daily net assets in excess of $12 billion. The offices of the Transfer Agent are located at 4249 Easton Way- Suite 400, Columbus, Ohio 43219.

Unified Financial Securities, LLC (“Unified”) serves as the Trust’s principal underwriter pursuant to an agreement approved by the Board on January 1, 2016. Unified is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC. Because shares of the Trust’s Portfolios are available only to clients of the Adviser and financial intermediaries that have established a relationship with the Adviser, the services to be provided by Unified are limited. Unified will receive an annual fee of $50,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at 9465 Counselor’s Row, Suite 200, Indianapolis, IN 46240. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services LLC (“Alaric”), 800 Third Ave., 11th Floor, New York, NY, 10022 provides CCO services to the Trust and its Portfolios pursuant to a Compliance Services Agreement. Alaric makes an Alaric employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers.

State Street Bank and Trust Company is the Trust’s custodian. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s Portfolios. The custodian is compensated at the rate of 0.01% of the first $2 billion, 0.0075% of the next $3 billion, and 0.005% of the assets in excess of $5 billion of the Trust’s domestic assets, 0.0225% of the Trust’s foreign assets in developed countries. With respect to securities from emerging markets, the custodian is compensated at rates ranging from 0.07% to 0.50% depending upon the particular market in question. The offices of the custodian are located at State Street Financial Center, 1 Lincoln Street, Boston, MA 02111.

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HC Advisors Shares Marketing and Service Plan. Under the Trust’s Marketing and Service Plan (the “12b-1” Plan), the Trust can pay to the Adviser a fee of up to 0.25% annually of the average daily net assets attributable to HC Advisors Shares. The fee is not tied exclusively to actual expenses incurred by the Adviser in performing the services set forth below and the fee may exceed such expenses. The Plan Fee shall be calculated daily based upon the average daily net assets of each Portfolio attributable to such Portfolio’s HC Advisors Shares, and such fee shall be charged only to such HC Advisors Shares.

The fee is intended to compensate the Adviser for expenses associated with the (i) oversight and coordination of those organizations, including the Administrator, Transfer Agent, Fund Accounting Agent and principal underwriter (collectively, “Service Organizations”) retained by the Trust in connection with the distribution of shares of the HC Advisors Shares to Third Party Institutions that will, in turn, hold shares of one or more of the HC Advisors Shares for the benefit of their discretionary clients; and (ii) the provision of shareholder services to such third party Institutions. Such oversight, coordination and shareholder services may include, but are not limited to, the following: (1) services associated with the provision of prospectuses, statements of additional information, any supplements thereto and shareholder reports relating to the HC Advisors Shares and to be provided to Third Party Institutions; (2) obtaining information and providing explanations to Third Party Institutions (and, if requested to do so by a Third Party Institution that would be permitted to acquire shares of the HC Advisors Shares and if acceptable to the Adviser, to Discretionary Clients of such institutions) regarding the investment objectives and policies of the respective Portfolios, as well as other information appropriate information about the HC Advisors Shares and the Portfolios; (3) coordination and oversight of the accounting and record-keeping processes as they relate to the HC Advisors Shares and responding to inquiries from Third Party Institutions that are holder of record of shares of HC Advisors Shares through “f/b/o” or “omnibus accounts” and coordination of administrative services for the HC Advisors Shares (e.g. in connection with proxy solicitations; distribution of periodic shareholders reports); and compliance with applicable regulations as they related to HC Advisors Shares (e.g. Rule 22c-2 and anti-money laundering procedures); (4) any other activity that the Board determines is primarily intended to result in the sale of shares of HC Advisors Shares or to provide appropriate services to a Third Party Institution.

The 12b-1 Plan was approved by the Board on December 10, 2009 but has not been operational at any point since that time. Accordingly, no payments under the 12b-1 Plan have ever been made by the Trust.

FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES

As stated in the Prospectuses, the Trust currently offers twenty-two portfolios, each of which are presented in this Statement of Additional Information, each with its own investment objectives and policies. These portfolios are: The Equity Portfolios—The Value Equity, Growth Equity, Small Capitalization—Mid Capitalization Equity, Real Estate Securities, International Equity, Emerging Markets, Commodity Returns Strategy, ESG Growth and Catholic SRI Growth Portfolios; The Institutional Equity Portfolios—The Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization—Mid Capitalization Equity, Institutional International Equity Portfolios; and The Income Portfolios—The Core Fixed Income, Fixed Income Opportunity, U.S. Government Fixed Income Securities, Inflation Protected Securities, U.S. Corporate Fixed Income Securities, U.S. Mortgage/Asset Backed Fixed Income Securities, Short-Term Municipal Bond, Intermediate Term Municipal Bond and Intermediate Term Municipal Bond II Portfolios.

The following discussion supplements the prospectus discussion of the investment risks associated with the types of investments in which the Portfolios are entitled to invest. The table below summarizes these investments. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectuses and in this Statement of Additional Information. Further, as indicated in the Prospectuses, that portion of the assets of the Value Equity, Growth Equity, Small Capitalization—Mid Capitalization Equity, International Equity, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization – Mid Capitalization, Institutional International Equity, Emerging Markets, Real Estate Securities and Commodity Related Securities Portfolios (“Index Accounts”) that have been or may be allocated to Cadence and/or Mellon Capital and the indexing strategies that those Specialist Managers have been retained to provide, may be invested exclusively in securities included in the benchmark index associated with those Portfolios, respectively, provided that Cadence and/or Mellon Capital are authorized to and may use certain derivative instruments solely for the purpose of gaining market exposure consistent with such index strategy and provided further that the Index Accounts may temporarily hold non-index names due to corporate actions (i.e., spin-offs, mergers, etc.).

Additionally, to enable The Commodity Returns Strategy Portfolio to achieve its investment objective through commodity, economic and investment cycles, the Portfolio seeks to augment its equity returns by reinforcing the Specialist Managers’ commodity views via exposure to commodity-linked structured notes. The Portfolio may also anticipate future investments in equities by investing in options and futures contracts. The Portfolio may focus on the securities of particular issuers or industries within the commodity-related industries in which the Portfolio invests, or in particular countries or regions, at different times. The Portfolio intends to gain exposure to the commodity markets in part by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). Among other investments, the Subsidiaries are expected to invest in commodity-linked

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derivative instruments, such as swaps and futures. The Subsidiaries have the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiaries (unlike the Portfolio) may invest without limitation in commodities, commodity-linked swap agreements and other commodity linked derivative instruments as well as make short sales of securities, maintain a short position or purchase securities on margin within the context of a total portfolio of investments designed to achieve the Portfolio’s objectives. The Portfolio and the Subsidiaries may test for compliance with certain investment restrictions on a consolidated basis. The Subsidiaries must, however, comply with the asset segregation requirements (described elsewhere in the SAI) with respect to its investments in commodity-linked swaps and other commodity-linked derivatives as well as short sales. By investing in the Subsidiaries, the Portfolio is indirectly exposed to the risks associated with the Subsidiaries’ investments.

The Equity and Institutional Equity Portfolios

Investment Instrument/Strategy	Value	Growth	Small- Mid Cap	Real Estate	Int’l	Emerging Markets	Inst. Value	Inst. Growth	Inst. Small - Mid Cap	Inst. Int’l	Commodity	ESG	C SRI Growth
ADRs, EDRs and GDRs	x	x	x	x	x	x	x	x	x	x	x	x	x
Agencies	*	*	*	*	*	*	x	x	*	*	x	*	*
Asset-Backed Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Cash Equivalents	*	*	*	*	*	*	x	x	*	*	x	x	x
Collateralized Mortgage Obligations	—	—	—	—	—	—	x	x	—	—	x	x	x
Commercial Paper	*	*	*	*	*	*	x	x	*	*	x	x	x
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—	—	—	x	—	—
Common Stock	x	x	x	x	x	x	x	x	x	x	x	x	x
Convertibles	x	x	x	x	x	x	x	x	x	x	x	x	x
Corporates	—	—	—	—	—	—	x	x	—	—	x	x	x
Depositary Receipts	x	x	x	x	x	x	x	x	x	x	x	x	x
Emerging Markets Securities	x	x	x	x	x	x	x	x	x	x	x	x	x
Floaters	*	*	*	—	*	*	x	x	*	*	x	*	*
Foreign Currency	—	—	—	x	x	x	x	x	—	x	x	x	x
Foreign Equity (US $)	x	x	x	x	x	x	x	x	x	x	x	x	x
Foreign Equity (non-US $)	x	x	x	x	x	x	x	x	x	x	x	x	x
Foreign Fixed-Income Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Forwards	x	x	x	x	x	x	x	x	x	x	x	x	x
Futures	x	x	x	x	x	x	x	x	x	x	x	x	x
High Yield Debt Securities	—	—	—	x	—	—	—	—	—	—	x	x	x
Investment Companies	x	x	x	x	x	x	x	x	x	x	x	x	x
Investment Grade Debt Securities	—	—	—	x	—	—	x	x	—	—	x	x	x
Money Market Funds	x	x	x	x	x	x	x	x	x	x	x	x	x

Investment Instrument/Strategy	Value	Growth	Small- Mid Cap	Real Estate	Int’l	Emerging Markets	Inst. Value	Inst. Growth	Inst. Small - Mid Cap	Inst. Int’l	Com- modity	ESG	C SRI Growth
Mortgage-Backed Securities	—	—	—	x	—	—	x	x	—	—	x	x	x
Mortgage Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Municipals	—	—	—	—	—	—	x	x	—	—	x	—	—
Options	x	x	x	x	x	x	x	x	**	**	x	x
Preferred Stock	x	x	x	x	x	x	x	x	x	x	x	x	x
REITs	x	x	x	x	x	x	x	x	x	x	x	x	x
Repurchase Agreements	*	*	*	*	*	*	x	x	*	*	x	*	x
Reverse Repurchase Agreements	*	*	*	*	*	*	x	x	*	*	x	*	*
Rights	x	x	x	x	x	x	x	x	x	x	x	x	*
Securities Lending	x	x	x	x	x	x	x	x	x	x	x	x	x
Short Sales	x	x	x	x	x	x	x	x	x	x	x	x	x
Step-Up Bonds	—	—	—	—	—	—	x	x	—	—	x	—	**
Stripped Mortgage-Backed Securities	—	—	—	—	—	—	x	x	—	—	x	x	—
Structured Notes	x	x	x	—	x	x	x	x	x	x	x	x	x
Swaps	x	x	x	x	x	x	x	x	x	x	x	x	x
TIPS	—	—	—	—	—	—	x	x	—	—	x	—	x
U.S. Governments	*	*	*	*	*	*	x	x	*	*	x	x	—
Warrants	x	x	x	x	x	x	x	x	x	x	x	x	x
When-Issued Securities	x	x	x	x	x	x	x	x	x	x	x	x	x
Yankees and Eurobonds	—	—	—	—	—	—	x	x	—	—	x	x	x
Zero Coupon Agencies	—	—	—	—	—	—	x	x	—	—	x	—	x

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The Income Portfolios

Investment Instrument/Strategy	Core Fixed	Fixed Income Oppy.	U.S. Govt.	Infla- tion Protect	U.S. Corporate	U.S. Mortgage/Asset Backed	Short-Term	Interm.	Intermediate Term II
Agencies	x	x	x	x	x	x	x	x	x
Asset-Backed Securities	x	x	—	—	—	x	x	x	x
Brady Bonds	x	x	—	—	—	—	—	—	—
Cash Equivalents	x	x	x	x	x	x	x	*	*
Collateralized Bond Obligations	—	x	—	—	—	x	—	—	—
Collateralized Debt Obligations	—	x	—	—	—	x	—	—	—
Collateralized Loan Obligations	—	x	—	—	—	x	—	—	—
Collateralized Mortgage Obligations	x	x	—	—	—	x	—	—	—
Commercial Paper	x	x	x	x	x	x	x	*	*
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—	—
Convertibles	x	x	—	—	—	—	—	—	—
Corporates	x	x	—	—	x	—	—	—	—
Depositary Receipts	x	x	—	—	x	x	—	—	—
Emerging Markets Securities	—	x	—	x	—	—	—	—	—
Floaters	x	x	—	x	—	—	—	—	x
Foreign Currency	x	x	—	x	x	—	—	—	—
Foreign Equity (US $)	—	x	—	—	—	—	—	—	—
Foreign Equity (non-US $)	—	x	—	—	—	—	—	—	—
Foreign Fixed Income Securities	x	x	—	x	—	—	—	—	—
Mortgage Securities	x	x	—	—	—	x	x	x	x
Forwards	x	x	x	x	x	x	x	x	x
Futures	x	x	x	x	x	x	x	x	x
High Yield Securities	x	x	—	x	—	—	—	x	—
Inverse Floaters	x	x	—	x	—	—	—	—	—
Investment Companies	x	x	x	x	x	x	x	x	x
Loan (Participations and Assignments)	—	x	—	—	—	x	x	—	—
Municipals	x	x	x	x	x	x	x	x	x
Options	x	x	x	x	x	x	x	—	—
Preferred Stock	x	x	—	—	x	—	—	—	—
REITS	—	x	—	—	—	—	—	—	—
Repurchase Agreements	*	*	*	*	*	*	*	*	*
Reverse Repurchase Agreements	*	*	*	*	*	*	*	*	*
Rights	x	x	—	—	—	—	—	—	—
Stripped Mortgage-Backed Securities	x	x	—	—	—	x	—	—	—
Securities Lending	x	x	x	x	x	x	x	x	x
Short Sales	x	x	x	x	x	x	x	x	x
Step-Up Bonds	x	x	—	—	—	—	—	—	—
Structured Investments	x	x	—	—	x	—	x	x	x
Structured Notes	x	x	—	—	x	—	x	x	x
Swaps	x	x	x		x	x	x	x	x
TIPs	x	x	x	x	x	—	x	x	x
U.S. Governments	x	x	x	x	x	x	x	x	x
Warrants	—	x	—	—	—	—	—	—	—
When-Issued Securities	x	x	—	—	—	—	x	x	x
Yankees and Eurobonds	x	x	—	x	x	x	—	—	—
Zero Coupons Agencies	x	x	x	—	x	x	x	—	—

x	Allowable investment
-	Not an allowable investment
*	Money market instruments for cash management or temporary purposes

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FOREIGN INVESTMENTS.

FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on U.S. exchanges and in the over-the-counter markets. Generally, they are issued in registered form, denominate in U.S. dollars, and designed for use in the U.S. securities markets. The Equity and Institutional Equity Portfolios are permitted to invest in ADRs. Additionally, these Portfolios may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. Both EDRs and GDRs may be issued in bearer form and denominated in currencies other than U.S. dollars, and are generally designed for use in securities markets outside the U.S. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR or GDR programs may be sponsored or unsponsored. The depositary receipts are securities that demonstrate ownership interests in a security or pool of securities that have been placed with a ‘depository.’ These depositary receipts may be sponsored or unsponsored. Depositary receipts may or may not be denominated in the same currency as the underlying securities. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result. For other depositary receipts, the depository may be foreign or a U.S. entity, and the underlying securities may have a foreign or U.S. issuer.

The foreign government securities in which certain Portfolios may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt securities of supranational entities. Such securities may be denominated in other currencies. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. A Portfolio may invest in foreign government securities in the form of ADRs as described above.

The Real Estate Securities Portfolio may invest without limit in equity securities of non-U.S. real estate companies, or sponsored and unsponsored depositary receipts for such securities.

In a referendum held on June 23, 2016, citizens of the United Kingdom voted to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Consequently, the United Kingdom government may, pursuant to the Treaty of Lisbon (the “Treaty”), give notice of its withdrawal and enter into negotiations with the EU Council to agree to terms for the United Kingdom’s withdrawal from the EU. The United Kingdom has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the United Kingdom. The Treaty provides for a two-year negotiation period, which may be shortened or extended by agreement of the parties. During, and possibly after, this period there is likely to be considerable uncertainty as to the position of the United Kingdom and the arrangements that will apply to its relationships with the EU and other countries following its anticipated withdrawal. This uncertainty may affect other countries in the EU, or elsewhere, if they are considered to be impacted by these events.

The impact of the referendum in the near-and long-term is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

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DIRECT CHINA INVESTMENTS Historically, investments in stocks, bonds, and warrants listed and traded on a Mainland China stock exchange, investment companies, and other financial instruments (collectively referred to as “China Securities”) approved by the China Securities Regulatory Commission (“CSRC”) were not eligible for investment by non-Chinese investors.

The Emerging Markets Portfolio, however, may purchase certain Shanghai Stock Exchange (“SSE”) listed eligible China A shares via the Shanghai-Hong Kong Stock Connect program (“Stock Connect”). Stock Connect allows investors to trade and settle such SSE eligible shares via the Stock Exchange of Hong Kong Limited (“HKEx”) and clearing house. To the extent that the Emerging Markets Portfolio’s investments in China are made through Stock Connect, such investments may be subject to additional risk factors.

The list of eligible China A shares is provided by HKEx from time to time. If a share ceases to be an eligible China A share but continues to be an SSE listed share, the Emerging Markets Portfolio will only be allowed to sell such China A shares and will be restricted from buying additional shares. The trading and settlement currency of China A shares are in Chinese Yuan Renminbi (“RMB”) and the Emerging Markets Portfolio will be exposed to currency risks due to the conversion of another currency into RMB.

The Emerging Markets Portfolio trades SSE listed shares through a broker that is a Stock Connect participant. SSE listed shares will be settled by the Hong Kong Securities Clearing Company (“HKSCC”) with ChinaClear, the central clearinghouse in the People’s Republic of China (“PRC”), on behalf of Hong Kong investors. During the settlement process, HKSCC will act as nominee on behalf of Hong Kong executing brokers, and as a result, SSE listed shares will not be in the name of the Emerging Markets Portfolio, its custodian, or any of its brokers during this time period.

While the Emerging Markets Portfolio’s ownership of the shares will be reflected on the books of the custodian’s records, the Emerging Markets Portfolio will only have beneficial rights in the shares. Stock Connect regulations provide that investors, such as the Emerging Markets Portfolio, enjoy the rights and benefits of SSE listed shares purchased through Stock Connect. However, Stock Connect is a new program, and the status of the Emerging Markets Portfolio’s beneficial interest in Stock Connect securities is untested.

The Fund also would be exposed to counterparty risk with respect to ChinaClear. In the event of the insolvency of ChinaClear, the Emerging Markets Portfolio’s ability to take action directly to recover the Portfolio’s assets may be limited. The HKSCC, as nominee holder, would have the exclusive right, but not the obligation, to take any legal action or court proceeding to enforce any rights of investors, such as the Emerging Markets Portfolio. Recovery of Portfolio assets may be subject to delays and expenses, which may be material. Similarly, HKSCC would be responsible for the exercise of shareholder rights with respect to corporate actions (including all dividends, rights issues, merger proposals or other shareholder votes). While HKSCC will endeavor to provide investors with the opportunity to provide voting instructions, investors may not have sufficient time to consider proposals or provide instructions. In addition, the Emerging Markets Portfolio also would be exposed to counterparty risk with respect to HKSCC. A failure or delay by the HKSCC in the performance of its obligations may result in a failure of settlement, or the loss, of Stock Connect securities and/or monies in connection with them and the Emerging Markets Portfolio may suffer losses as a result.

While certain aspects of the Stock Connect trading process are subject to Hong Kong law, PRC rules applicable to share ownership will apply including foreign shareholding restrictions and disclosure obligations applicable to China A shares. In addition, transactions using Stock Connect are not subject to the Hong Kong investor compensation fund or the China Securities Investor Protection Fund.

Investment in Stock Connect securities is subject to various risks associated with the legal and technical framework of Stock Connect. Stock Connect is generally available only on business days when both the HKEx and SSE are open. When either or both the HKEx and SSE is/are closed, investors will not be able to trade Stock Connect securities at times that may otherwise be beneficial to such trades. Because the program is new, the technical framework for Stock Connect has only been tested using simulated market conditions. In the event of high trade volumes or unexpected market conditions, Stock Connect may be available only on a limited basis, if at all.

CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectuses, certain Portfolios may use forward foreign currency exchange contracts and currency swap contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. Certain Portfolios may, consistent with their respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which each is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts, currency swaps, and other currency related instruments, together with the risks that may be associated with their use. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

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ABOUT CURRENCY TRANSACTIONS AND HEDGING. Certain Portfolios are authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS. Certain Portfolios may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND CURRENCY SWAPS. To the extent indicated in the Prospectuses, the Portfolios may use forward contracts and swaps to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract or swap for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The International Equity, Institutional International Equity, Institutional Value Equity, Institutional Growth Equity, Commodity Returns Strategy, Fixed Income Opportunity, Inflation Protected Securities and Emerging Markets Portfolios may also use forward or swap contracts in connection with specific transactions. In addition, they may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio’s exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio’s exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward or swap contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”

The precise matching of the forward or swap contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward or swap contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward and swap contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. A Portfolio may enter into forward or swap contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.

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At or before the maturity date of a forward or swap contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward or swap contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, a Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to a Portfolio of engaging in forward or swap contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward and swap contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward or swap contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward and swap contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Certain forward foreign currency contracts do not provide for physical settlement of the underlying currencies but instead provide for settlement by a single cash payment (“non-deliverable forwards”). Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and the SEC, non-deliverable forwards are considered swaps. Although non-deliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information, see “HEDGING INSTRUMENTS AND OTHER DERIVATIVES – SWAP AGREEMENTS” below.

Although the Portfolios value their assets daily in terms of U.S. dollars, no Portfolio intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

HEDGING INSTRUMENTS AND OTHER DERIVATIVES.

OPTIONS. To the extent indicated in the Prospectuses, the Portfolios may, consistent with their investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. With the exception of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Commodity Returns Strategy Portfolio and The Fixed Income Opportunity Portfolio, options may be used only for the purpose of reducing investment risk or to gain market exposure pending investment. The Portfolios mentioned above may invest in options as disclosed in their Prospectus. The Portfolios may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such options may be traded on an exchange or in the OTC markets. OTC options are subject to greater credit and liquidity risk. See “Additional Risk Factors of OTC Options.” The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.

ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash.

OPTIONS ON SECURITIES INDICES. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio to be hedged. Options on stock indices are settled exclusively in cash.

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OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the Portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the Portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

OPTION WRITING. Call options may be written (sold) by the Portfolios. Generally, calls will be written only when, in the opinion of a Portfolio’s Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio’s Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the Portfolio will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

To the extent that a Portfolio writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Portfolio has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Portfolio were unable to close out such a call option, the Portfolio would not be able to sell the underlying security unless the option expired without exercise.

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ADDITIONAL RISK FACTORS OF OTC OPTIONS. Certain instruments traded in OTC markets, including indexed securities and OTC options, involve significant liquidity and credit risks. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. In addition, lack of liquidity may also make it more difficult to the Portfolio to ascertain a market value for the instrument. A Portfolio will only acquire an illiquid OTC instrument if the agreement with the counterparty contains a formula price at which the contract can be sold or terminated or if on each business day, the Specialist Manager anticipates that at least one dealer quote is available.

Instruments traded in OTC markets are not guaranteed by an exchange or clearing organization and generally do not require payment of margin. To the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Portfolio will attempt to minimize these risks by engaging in transactions with counterparties who have significant capital or who have provided the Portfolio with a third party guarantee or credit enhancement.

FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectuses, the Portfolios may use futures contracts and options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolios may use, together with the risks that may be associated with their use. As part of their investment strategies, a portion of each Portfolio may invest directly in futures contracts and options on futures contracts to attempt to achieve each Portfolio’s investment objective without investing directly in the underlying futures contract.

ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it buys or sells futures contracts.

STOCK INDEX FUTURES CONTRACTS. A Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.

FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified

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price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by a Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.

MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.

There is a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the broker with which the Portfolio has an open position in a futures contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the broker because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the broker’s customers.

With the exception of The Institutional Value Equity, The Institutional Growth Equity Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, a Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

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When purchasing a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Portfolio. When selling a futures contract, a Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a Portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

SWAP AGREEMENTS. A Portfolio may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.

ABOUT SWAP AGREEMENTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) and/or cash flow earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.

The Commodity Returns Strategy Portfolio may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

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A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. During the term of an uncleared swap, a Portfolio is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Portfolio to the counterparty if the swap were terminated on the date in question, including, any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument (variation margin). Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Portfolio. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults on its obligations to a Portfolio, the amount pledged by the counterparty and available to the Portfolio may not be sufficient to cover all the amounts due to the Portfolio and the Portfolio may sustain a loss.

As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and related regulatory developments, which have imposed comprehensive new regulatory requirements on swaps and swap market participants, certain standardized swaps are subject to mandatory central clearing and trade execution requirements. In a cleared swap, a Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Mandatory exchange-trading and clearing of swaps will occur on a phased-in basis based on CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Portfolio’s investment restriction concerning senior securities. Certain swap agreements may be considered to be illiquid for a Portfolio’s illiquid investment limitations. A Portfolio may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.

A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, a Portfolio’s risk of loss includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolios are subject to counterparty risk (i.e., the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency). A Portfolio risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, a Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. While the Portfolios will not enter into any swap agreement unless the Specialist Manager believes that the counterparty to the transaction is creditworthy, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Currently, the Portfolios do not typically provide initial margin in connection with swaps. Rules requiring both initial and variation margin to be posted by certain market participants for uncleared swaps have, however, been adopted and will become effective as to various market participants over time. When these rules take effect with respect to the Portfolios, the Portfolios may be required to post both initial and variation margin.

As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Portfolio. Central clearing is

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designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Portfolio is also subject to the risk that the FCM could use the Portfolio’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Portfolio may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Portfolio, which may include the imposition of position limits or additional margin requirements with respect to the Portfolio’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Currently, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Portfolio to support its obligations under a similar uncleared swap. However, as noted above, regulators adopted rules imposing margin requirements on uncleared swaps, which are likely to impose higher margin requirements.

The Portfolios are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Portfolio may be required to break the trade and make an early termination payment to the FCM.

Swaps that are subject to mandatory clearing are also required to be traded on swap execution facilities (“SEFs”), if any SEF makes the swap available to trade. An SEF is a trading platform where multiple market participants can execute swap transactions by accepting bids and offers made by multiple other participants on the platform. Transactions executed on an SEF may increase market transparency and liquidity but may require a Portfolio to incur increased expenses to access the same types of swaps that it has used in the past.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap agreement defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Portfolio’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Portfolios and their respective Specialist Manager(s) believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio’s borrowing restrictions. For purposes of each of the Portfolio’s requirements under Rule 12d3-1 where, for example, a Portfolio is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”), the mark-to-market value will be used to measure the Portfolio’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Portfolio’s issuer exposure for purposes of Section 5b-1.

A Portfolio may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Portfolio or to effect investment transactions consistent with the Portfolio’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Portfolio may therefore treat all swaps as subject to their limitation on illiquid investments.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Specialist Manager, under the supervision of the Board of Trustees and the Adviser, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.

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Synthetic Equity Swaps. Certain Portfolios may also enter into synthetic equity swaps, in which one party to the contract agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security including any dividends distributed by the underlying security. The other party to the contract makes regular payments, typically at a fixed rate or at a floating rate based on LIBOR or other variable interest rated based on the notional amount. The notional amount is not invested in the reference security. Similar to currency swaps, synthetic equity swaps are generally entered into on a net basis, which means the two payment streams are netted out and the Portfolio will either pay or receive the net amount. The Portfolio will enter into a synthetic equity swap instead of purchasing the reference security when the synthetic equity swap provides a more efficient or less expensive way of gaining exposure to a security compared with a direct investment in the security.

OTHER HEDGING INSTRUMENTS. Generally, a Portfolio’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made. Certain of the Portfolios may make such investments, some of which are described below.

The Portfolios may invest in exchange-traded funds (“ETFs”) as part of each Portfolio’s overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolios invest and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies is consistent with the investment policies and restrictions adopted by the Portfolios. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.

The Portfolios may invest in ETFs that are consistent with the Portfolio’s investment strategy, as well as Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities. The Portfolios may invest in certain ETFs in excess of the normal statutory limits in reliance on exemptive orders that have been issued to the entities issuing shares in those ETFs, provided that certain conditions are met.

COMMODITY-LINKED DERIVATIVES. The Commodity Returns Strategy Portfolio may invest in instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices such as “commodity-linked” or “index-linked” notes. These instruments are sometimes referred to as “structured notes” because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as the Portfolio.

The values of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices, but a particular note has many features of a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest rate payments.

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Structured notes may involve leverage, meaning that the value of the instrument will be calculated as a multiple of the upward or downward price movement of the underlying commodity future or index. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the Portfolio’s commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions.

Commodity-linked notes may be issued by US and foreign banks, brokerage firms, insurance companies and other corporations. These notes, in addition to fluctuating in response to changes in the underlying commodity assets, these notes will be subject to credit and interest rate risks that typically affect debt securities.

The commodity-linked instruments may be wholly principal protected, partially principal protected or offer no principal protection. With a wholly principal protected instrument, the Portfolio will receive at maturity the greater of the par value of the note or the increase in value of the underlying index. Partially protected instruments may suffer some loss of principal up to a specified limit if the underlying index declines in value during the term of the instrument. For instruments without principal protection, there is a risk that the instrument could lose all of its value if the index declines sufficiently. The Specialist Managers’ decisions on whether and to what extent to use principal protection depend in part on the cost of the protection. In addition, the ability of the Portfolio to take advantage of any protection feature depends on the creditworthiness of the issuer of the instrument.

Commodity-linked derivatives are generally hybrid instruments which are excluded from regulation under the CEA and the rules thereunder, so that the Portfolio will not be considered a “commodity pool.” Additionally, from time to time the Portfolio may invest in other hybrid instruments that do not qualify for exemption from regulation under the CEA.

Participation Notes. The Funds may invest in participation notes (“P-notes”), which are instruments that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity, debt, currency or market.

If the P-note were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. P-notes typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk. P-notes also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

COMMODITY POOL OPERATOR REGULATION AND EXCLUSIONS. With respect to the Commodity Returns Strategy Portfolio, the Adviser is registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and is subject to CFTC regulation with respect to that Portfolio. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Portfolio’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses. The CFTC has neither reviewed nor approved the Portfolio, its investment strategies or this prospectus. In addition, with respect to the Commodity Returns Strategy Portfolio, the Adviser is relying upon an exemption from registration as a “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

With respect to each Portfolio other than The Commodity Returns Strategy Portfolio (each, an “Excluded Portfolio”), the Adviser has claimed an exclusion from the definition of CPO under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Excluded Portfolios, the Adviser is relying upon a related exclusion from the definition of CTA under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require each Excluded Portfolio, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. Because the Adviser and the Excluded Portfolios intend to comply with the terms of the CPO exclusion, an Excluded Portfolio may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Excluded Portfolios are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Excluded Portfolios, their investment strategies or this SAI.

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Generally, the exclusion from CPO regulation on which the Adviser relies requires each Excluded Portfolios to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Excluded Portfolio’s positions in commodity interests may not exceed 5% of the liquidation value of the Excluded Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Excluded Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Excluded Portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Excluded Portfolios may not be marketed as commodity pools or otherwise as vehicles for trading in the commodity futures, commodity options or swaps markets. If, in the future, an Excluded Portfolio can no longer satisfy these requirements, the Adviser would withdraw its notice claiming an exclusion from the definition of a CPO, and the Adviser would be subject to registration and regulation as a CPO with respect to the Excluded Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Excluded Portfolio, the Excluded Portfolio may incur additional compliance and other expenses.

NON-DIVERSIFICATION

Each of the Real Estate Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio is classified as a non-diversified investment portfolio under the 1940 Act. As such, there is no limit under the 1940 Act on the percentage of assets which can be invested in any single issuer. An investment in one of these Portfolios, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of such Portfolio. Any economic, political, or regulatory developments affecting the value of the securities in one of these Portfolios will have a greater impact on the total value of such Portfolio than would be the case if the Portfolio were diversified among more issuers. Each Portfolio intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This undertaking requires that at the end of each quarter of the Portfolio’s taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer. Notwithstanding their classification, each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio is currently operating as a diversified portfolio.

INDEX INVESTING

A portion of the assets of certain Portfolios may at times be committed to investing assets in a manner that replicates the performance of an appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for such a portion of a Portfolio. This passive investment style would differ from the active management investment techniques used with respect to the Portfolios’ other assets. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index or subset thereof.

INVESTMENT COMPANY SECURITIES

The Adviser or the Specialist Managers may also acquire, on behalf of a Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. A Portfolio may also invest in shares of another Portfolio of the Trust (“Affiliated Portfolio”) to the extent that such investments are consistent with the acquiring Portfolio’s investment objectives, policies and restrictions are permissible under the Investment Company Act.

The Investment Manager will voluntarily waive advisory fees payable by the Portfolio in an amount equal to 100% of the advisory fee the Investment Manager receives from an Affiliated Portfolio as a result of the Portfolio’s investment in the Affiliated Portfolio.

MONEY MARKET INSTRUMENTS

BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System

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and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes; The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and the Income Portfolios may acquire these instruments as described in the Prospectuses. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Portfolio and an issuer, and are not normally traded in a secondary market. A Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.

REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of that Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The Specialist Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.

Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and a Portfolio has not perfected a security interest in the security acquired, that Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a Portfolio has outstanding repurchase agreements, a Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

SECURITIES LENDING. Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio

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may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by a Portfolio in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Portfolio bears the risk of such investments.

VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of a Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Variable rate instruments are generally not rated by nationally recognized ratings organizations. The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which a Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

MORTGAGE-BACKED SECURITIES. Certain Portfolios may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured entirely or primarily by “pools” of residential or commercial mortgage loans or other assets. A Portfolio may invest in mortgage-backed securities issued by U.S. government agencies and government-sponsored entities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates as well as early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

Mortgage-backed securities also include securities issued by non-governmental entities including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) that are not insured or guaranteed. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage

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pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including “regular” interests and “residual” interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.

Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The appropriate Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the appropriate Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the appropriate Specialist Manager will monitor the average life of the Portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios’ policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the appropriate Specialist Manager will be the actual average life of such securities.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolios’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. The liquidity backstop was extended through December 2012. The original mortgage-backed securities purchase program was completed in March 2010.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

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FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

ASSET-BACKED SECURITIES. Certain Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.

COLLATERALIZED DEBT OBLIGATIONS. The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and The Commodity Returns Strategy Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issue mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligation of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

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For both CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CBOs, CLOs and other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

CREDIT RISK TRANSFER SECURITIES. The Fixed Income Opportunity Portfolio may invest in fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other GSEs. These obligations are referred to as “Credit Risk Transfer Securities.” Typically, such Securities are issued at par and have stated final maturities. The Securities are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a certain pool of residential mortgage loans held in various GSE-guaranteed MBS (“Reference Obligations”). The issuing GSE selects the pool of Reference Obligations based on that GSE’s eligibility criteria. The performance of the Securities will be directly affected by the selection of the Reference Obligations by the GSE. Such Securities are issued in tranches to which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche of Securities will have credit exposure to the Reference Obligations and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the Reference Obligations, any prepayments by borrowers and any removals of a Reference Obligation from the pool.

While the structure of Credit Risk Transfer Securities mimics the cash flows of a mezzanine securitized tranche, the Securities are not directly linked to the Reference Obligations. Thus, the payment of principal and interest on the Securities is tied to the performance of the pool of Reference Obligations. However, in no circumstances will the actual cash flow from the Reference Obligation be paid or otherwise made available to the holders of the Securities. This is different than in the case of covered notes, where the issuer default would allow investors to have an additional lien on the underlying loans.

The risks associated with an investment in Credit Risk Transfer Securities will be different than the risks associated with an investment in MBS. The Securities are the corporate obligations of the issuing GSE and are not secured by the Reference Obligation, the mortgaged properties or the borrowers’ payments under the Reference Obligations. Holders of the Securities are general creditors of the issuing GSE and will be subject to the risk that the issuing GSE will be unable to meet its obligation to pay the principal and interest of the Securities in accordance with their terms of issuance. The Securities may be considered high risk and complex securities. As a result, in the event that a GSE fails to pay principal or interest on the Securities or goes through a bankruptcy, insolvency or similar proceeding (but conservatorship of Freddie Mac or Fannie Mae would not be considered an “event of default”), holders of Credit Risk Transfer Securities have no direct recourse to the underlying loans. Such holders will receive recovery on par with other unsecured note holders (agency debentures) in such scenario.

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REAL ESTATE SECURITIES

REAL ESTATE INVESTMENT TRUSTS (“REITS”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans.

REITs are sometimes informally characterized as Equity REITs, Mortgage REITs, Hybrid REITs and REOCs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Real Estate Securities Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which it invests in addition to the expenses incurred directly by the Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”).

MUNICIPAL SECURITIES

As stated in the Prospectuses, The Short-Term Municipal Bond, The Intermediate Term Municipal Bond, The Intermediate Term Municipal Bond II Portfolios and The U.S. Corporate Fixed Income Securities Portfolio, and to a lesser extent The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and each of the other Income Portfolios, may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.

The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to “general obligations” and/or “revenue obligations” may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a Portfolio’s investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an

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issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.

MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, some of which are summarized in the Prospectuses. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a Portfolio’s investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a Portfolio’s original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolios’ respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Portfolio may be determined by the appropriate Specialist Manager, pursuant to guidelines adopted by the Board, to be liquid securities for the purpose of such Portfolio’s limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the appropriate Specialist Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the appropriate Specialist Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. No Portfolio, with the exception of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, may invest more than 5% of its net assets in municipal leases. Each of the Income Portfolios may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days’ notice, of all or any part of the Portfolio’s participation interest in the underlying municipal security, plus accrued interest.

MUNICIPAL NOTES. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.

PRE-REFUNDED MUNICIPAL SECURITIES. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from

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the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.

AUCTION RATE SECURITIES. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). For purposes of complying with the 20% limitation on each of the municipal Portfolio’s investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.

A Portfolio’s investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the Investment Company Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of that Portfolio’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by that Portfolio.

PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Portfolio (including an Income Portfolio’s distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax. The Short-Term Municipal Bond Portfolio does not currently intend to invest in Private Activity Bonds.

TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

TENDER OPTION BONDS. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the appropriate Specialist Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio’s credit quality requirements, to be inadequate. Each Income Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the appropriate Specialist

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Manager, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case, there is a risk that an Income Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Income Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

OTHER FIXED INCOME SECURITIES AND STRATEGIES.

HIGH YIELD SECURITIES AND SECURITIES OF DISTRESSED COMPANIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The Fixed Income Opportunity Portfolio invests primarily in such securities. The Real Estate Securities Portfolio, The Core Fixed Income Portfolio and the Intermediate Term Municipal Bond Portfolio may also invest in such securities according to each Portfolio’s Prospectus. High yield securities and securities of distressed companies generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. While any investment carries some risk, certain risks associated with high yield securities and debt securities of distressed companies which are different than those for investment grade are as follows:

1.	The market for high risk, high yield securities and debt securities of distressed companies may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Portfolio to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

2.	Market prices for high risk, high yield securities and debt securities of distressed companies may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities and debt securities of distressed companies may move independently of interest rates and the overall bond market.

3.	The market for high risk, high yield and distressed company securities may be adversely affected by legislative and regulatory developments.

4.	The risk of loss through default is greater for high yield fixed income securities and securities of distressed companies than for investment grade debt because the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates.

Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Portfolio’s net asset value per share.

In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for high yield and distressed company securities (resulting in a greater number of bond defaults) and the value of such securities held by a Portfolio. Current laws, such as those requiring federally insured savings and loan associations to remove investments in such lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

The economy and interest rates may affect high yield securities and debt securities of distressed companies differently than other securities. For example, the prices of such securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment. If an issuer of a security held by a Portfolio defaults, that Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of high yield securities and debt securities of distressed companies as well as the Portfolio’s net asset value. In general, both the prices and yields of such securities will fluctuate.

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In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Portfolio’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities and distressed company held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by a Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

The ratings of Moody’s, S&P and Fitch evaluate the safety of a lower rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Specialist Managers perform their own analysis of the issuers of high yield securities and debt securities of distressed companies purchased by a Portfolio. Because of this, a Portfolio’s performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

The Specialist Managers continuously monitor the issuers of high yield securities and debt securities of distressed companies held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.

CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

WHEN-ISSUED SECURITIES. When-issued transactions involve a commitment to purchase at a predetermined price or yield in which delivery takes place after the customary settlement period for that type of security. Fixed income securities may be purchased on a “when-issued” basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by an Equity Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss. To the extent permitted by applicable law, there is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

INDEBTEDNESS, LOAN PARTICIPATIONS AND ASSIGNMENTS. Certain Portfolios may purchase indebtedness and participations in commercial loans. Loan Participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing indebtedness and Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender

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selling indebtedness or a Loan Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire indebtedness and Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower.

A Portfolio may have difficulty disposing of Indebtedness, Assignments and Loan Participations. Since the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. Further, restrictions in the underlying credit agreement could limit the number of eligible purchasers. The lack of a highly liquid secondary market and restrictions in the underlying credit agreement may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for similar loans; and (iv) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. The secondary market for loan participations is limited and any such participation purchased by Specialist Manager may be regarded as illiquid.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.

Certain Fees Paid to the Portfolios. In the process of buying, selling and holding Senior Loans, the Portfolios may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Portfolios buy a Senior Loan they may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Portfolios may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Portfolios may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Portfolios may include amendment fees.

Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with all or a portion of any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as loosening a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on or direct the seller of the Participation to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Portfolios will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolios its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Portfolios have direct recourse against the borrower, the Portfolios will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of

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compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the holders of the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolios will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolios and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Portfolios were determined to be subject to the claims of the Agent’s general creditors, the Portfolios might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among other factors. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolios derive interest income will be reduced. However, the Portfolios may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Portfolios’ performance because the Portfolios should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on the Portfolios’ yield.

Other Information Regarding Senior Loans. Certain Portfolios may purchase and retain a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolios may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Portfolio will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for the Portfolio.

Certain Portfolios may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. The Portfolios may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

Certain Portfolios will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be under-collateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Portfolios may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan.

If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Portfolios’ security interest in the loan collateral or subordinate the Portfolios’ rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect the Portfolios’ performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolios or a “preference claim” that a pre-petition creditor received a greater recovery on an existing debt than it would have in a liquidation situation. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolios’ security interest in loan collateral. If the Portfolios’ security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, the Portfolios would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolios could also have to refund interest (see the prospectus for additional information).

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Certain Portfolios may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolios’ purchase of a Senior Loan. Certain Portfolios may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Specialist Manager, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolios investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

TRADE CLAIMS. Certain Portfolios may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.

STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded OTC. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

Structured products include instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract.

Structured Notes. Structured notes are derivative instruments, the interest rate or principal of which is determined by reference to changes in value of a specific security, reference rate, or index. Indexed securities, similar to structured notes, are typically, but not always, debt securities whose value a maturity or coupon rate is determined by reference to other securities. The performance of a structured note or indexed security is based upon the performance of the underlying instrument.

The terms of a structured note may provide that, in certain circumstances, no principal is due on maturity and, therefore, may result in loss of investment. Structured notes may be indexed positively or negatively to the performance of the underlying instrument such that the appreciation or deprecation of the underlying instrument will have a similar effect on the value of the structured note at maturity or of any coupon payment. In addition, changes in the interest rate and value of the principal at maturity may be fixed at a specific multiple of the change in value of the underlying instrument, making the value of the structured note more volatile than the underlying instrument. Further, structured notes may be less liquid and more difficult to price accurately than less complex securities or traditional debt securities

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative

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instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the trust. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. The Commodity Returns Strategy Portfolio may invest in commodity linked notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodity Returns Strategy Portfolio will only invest in commodity-linked structured products that qualify under applicable rules of the U.S. Commodity Futures Trading Commission (“CFTC”) for an exemption from the provisions of the CEA.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

ZERO COUPON SECURITIES. Zero coupon securities are debt securities that make no coupon payment but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of a Portfolio’s limitation on investments in illiquid securities.

INFLATION-INDEXED SECURITIES. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (CPI). Inflation indexed securities may be issued by the U.S. government, by agencies and instrumentalities of the U.S. government, and by corporations. There are two common ways that these securities are structured. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Inflation generally erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has occurred in each of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments. Investors in inflation-indexed securities funds who do not reinvest the portion of the income distribution that is

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attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund’s income distributions. Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed securities, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

Coupon payments that a fund receives from inflation-indexed securities are included in the fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by Internal Revenue Service (IRS) regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments, even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders). It may be necessary for the fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.

TREASURY INFLATION PROTECTED SECURITIES (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments that provide a ‘real rate of return’ by adjusting interest and principal payments for the impact of inflation. This periodic inflation adjustment of U.S. inflation-indexed securities is tied to the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics. CPI measures the change in the cost of a fixed basket of consumer goods and services, such as transportation, food, and housing. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES AND PRIVATE PLACEMENTS. The Portfolios may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “accredited investors” under Regulation D under the 1933 Act (“Reg. D Securities” or “Private Placements”)) or “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio’s limitation on the purchase of illiquid securities, unless a Portfolio’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Portfolio in Rule 144A Securities. The Trust’s Board of Trustees may adopt guidelines and delegate to the Specialist Managers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Reg. D and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Portfolio’s investments in illiquid securities are subject to the risk that should a Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio’s net assets could be adversely affected.

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ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Portfolio’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Portfolio may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Trust’s Board of Trustees, the Specialist Manager determines the liquidity of a Portfolio’s investments. In determining the liquidity of a Portfolio’s investments, the Specialist Manager may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e. strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to the point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective,

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A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Specialist Manager believes that such a combination may better achieve a Portfolio’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Portfolio also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Portfolio in turn assumes credit risk associated with the convertible note.

BANK CAPITAL SECURITIES. The Portfolios may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities, commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

TRUST PREFERRED SECURITIES. The Portfolios may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Portfolio to sell their holdings. In identifying the risks of the trust preferred securities, the Specialist Manager will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Portfolio.

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CYBERSECURITY RISKS. The Portfolios, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Portfolios or their service providers, including Specialist Managers, or the issuers of securities in which the Portfolios invest, have the ability to cause disruptions and impact business operations. The potential consequences of such events include potential financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Portfolios and their shareholders could be negatively impacted as a result.

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INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 through 13) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.

A PORTFOLIO MAY NOT:

1.	With the exception of The Real Estate Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, no Portfolio may purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2.	Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).

3.	Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectuses.

4.	Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts, forward contracts and similar derivative financial instruments described in the Trust’s Prospectuses shall not constitute issuance of a senior security.

5.	Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7.	With the exception of the Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.

8.	With respect to The Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, except to the extent the Portfolio may do so as described in the Portfolio’s Prospectus and Statement of Additional Information and provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.

9.	Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectuses.

10.	With the exception of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, no Portfolio may invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

11.	With respect to The Real Estate Securities Portfolio, invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies, except that the Portfolio will invest more than 25% of its total assets in the real estate industry.

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12.	With respect to The Commodity Returns Strategy Portfolio, invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies, except that the Portfolio will invest 25% or more of its total assets at the time of purchase in equity securities issued by commodity-related companies, derivatives with exposure to commodity-related companies or investments in securities and derivatives linked to the underlying price movement of commodities.

13.	With respect to each of The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio, invest, under normal circumstances, less than 80% of its net assets in Municipal Securities.

The following investment restrictions (14 through 16) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.

14.	With exception of The Emerging Market Portfolio, a Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act. With respect to the Emerging Market Portfolio, the Portfolio’s investment in investment companies is limited to: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Portfolio’s total assets with respect to any one investment company; and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate.

15.	A Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).

16.	The Portfolios listed below have non-fundamental investment policies obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio’s name. For purposes of such an investment policy, “assets” includes the Portfolio’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days’ notice of any intended change. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.

a.	The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio will each invest at least 80% of its assets in equity securities.

b.	The Small Capitalization—Mid Capitalization Equity Portfolio will invest at least 80% of its assets in equity securities of small capitalization and mid-capitalization issuers, as defined in the Trust’s Prospectuses.

c.	The Real Estate Securities Portfolio will invest at least 80% of its assets in equity and debt securities issued by U.S. and non-U.S. real estate-related companies, as defined in the Trust’s Prospectus.

d.	The International Equity Portfolio will invest at least 80% of its assets in equity securities.

e.	The Emerging Markets Portfolio will invest at least 80% of its assets in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market.

f.	The Institutional Small Capitalization—Mid Capitalization Equity Portfolio will invest at least 80% of its assets in equity securities of small capitalization and mid-capitalization issuers, as defined in the Trust’s Prospectuses.

g.	The Institutional International Equity Portfolio will invest at least 80% of its assets in equity securities.

h.	The Core Fixed Income Portfolio will invest at least 80% of its assets in fixed income securities.

i.	The Fixed Income Opportunity Portfolio will invest at least 80% of its assets in fixed income securities.

j.	The U.S. Government Fixed Income Securities Portfolio will each invest at least 80% of its assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

k.	The Inflation Protected Securities Portfolio will invest at least 80% of its assets in inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations.

l.	The U.S. Corporate Fixed Income Securities Portfolio will invest at least 80% of its assets in fixed income securities issued by U.S. corporations.

m.	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio will invest at least 80% of its assets in U.S. mortgage and asset backed securities.

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An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken.

The Investment Company Act generally defines “senior security” to mean any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

The Real Estate Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio. The Portfolio’s classification as a “non-diversified” investment company means that the proportion of the Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act. To be diversified, at least 75% of the value of an investment company’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the investment company’s total assets are invested in the securities of a single issuer and the investment company’s does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of a diversified fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations. The Portfolio, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these investment companies that are less restrictive than the requirements applicable to the “diversified” investment companies under the Investment Company Act. Under current law, an investment company that is “non-diversified” but operates continuously as a “diversified” investment company for three years shall become “diversified,” and thereafter may not operate as a “non-diversified” investment company absent a shareholder vote. The ESG Growth Portfolio and The Catholic SRI Growth Portfolio are currently operating as diversified portfolios.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.

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PORTFOLIO TRANSACTIONS AND VALUATION

PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Portfolios of the Trust during the fiscal years indicated (amounts in thousands).

	YEAR ENDED		YEAR ENDED	YEAR ENDED
PORTFOLIO	June 30, 2016		June 30, 2015	June 30, 2014
The Value Equity Portfolio	$427		$625	$422
The Institutional Value Equity Portfolio	$628		$1,013	$671
The Growth Equity Portfolio	$187		$245	$141
The Institutional Growth Equity Portfolio	$255		$413	$197
The Small Capitalization—Mid Capitalization Equity Portfolio	$88		$113	$104
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$144		$204	$208
The Real Estate Securities Portfolio	$88		$132	$141	(a)
The Commodity Returns Strategy Portfolio	$954		$722	$498
The ESG Growth Portfolio	$92	(b)	N/A	N/A
The Catholic SRI Growth Portfolio	$10	(c)	N/A	N/A
The International Equity Portfolio	$866		$1,002	$1,108
The Institutional International Equity Portfolio	$1,499		$1,969	$2,084
The Emerging Markets Portfolio	$1,965		$3,936	$3,289
The Core Fixed Income Portfolio	$0		$0	$0
The Fixed Income Opportunity Portfolio	$157		$81	$4
The U.S. Government Fixed Income Securities Portfolio	$0		$0	$0
The Inflation Protected Securities Portfolio	$0		$0	$0	(d)
The U.S. Corporate Fixed Income Securities Portfolio	$0		$0	$0
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$0		$0	$0
The Short-Term Municipal Bond Portfolio	$0		$0	$0
The Intermediate Term Municipal Bond Portfolio	$0		$0	$0
The Intermediate Term Municipal Bond II Portfolio	$0		$0	$0

(a)	For the period September 12, 2013 through June 30, 2014.
(b)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(c)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.
(d)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

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The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions.

The following table reflects the aggregate dollar amount of brokerage commissions paid in connection with a Portfolio’s transactions by such Portfolio’s Specialist Manager to any broker/dealer that may be deemed to be an affiliate of the Specialist Manager during the Trust’s last three fiscal years. Information shown is expressed both as a percentage of the total amount of commission dollars paid by a Portfolio and as a percentage of the total value of all brokerage transactions effected on behalf of such Portfolio. None of the Portfolios, other than the Portfolio indicated below, paid brokerage commissions to brokerage firms affiliated with the Specialist Managers.

	Commissions paid ($)			% of Commissions Paid			% of Transactions Effected
	2016	2015	2014	2016	2015	2014	2016	2015	2014
The Growth Equity Portfolio
BNY Convergex	$252	$—	$—	0.13%	—%	—%		—%	—%

The Institutional Growth Equity Portfolio
BNY Convergex	$405	$—		0.16%	—%	—%		—%	—%

The Small Capitalization—Mid Capitalization Equity Portfolio
BNY Convergex	$3	$—	$—	0.00%	—%	—%		—%	—%

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio
BNY Convergex	$7	$—	$—	0.00%	—%	—%		—%	—%

The Commodity Returns Strategy Portfolio
BNY Convergex	$84	$—	$—	0.00%	—%	—%		—%	—%

The Emerging Markets Portfolio
BNY Convergex	$—	$94,193	$59,376	—%	2.39%	1.81%	—%	0.96%	0.57%
Pershing	$—	$2,692	$10,412	—%	0.07%	0.32%	—%	0.07%	0.43%
HSBC Securities	$29,321	$—	$—	1.49%	—%	—%	0.51%	—%	—%
Societe Generale	$1,034	$—	$—	0.05%	—%	—%	0.06%	—%	—%

In no instance will portfolio securities be purchased from or sold to Specialist Managers, the Adviser or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.

PORTFOLIO TURNOVER. Changes may be made in the holdings of any of the Portfolios consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio involved. With the exception of The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, it is not anticipated that the annual portfolio turnover rate for a Portfolio will exceed 100% under normal circumstances. The Core Fixed Income Portfolio has historically had significant portfolio turnover (e.g., over 150%/year), and it is anticipated that such portfolio turnover will continue in the future. A high rate of Portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

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Portfolios may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase a Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for a Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Portfolios that has more than one Specialist Manager will be an aggregate of the rates for each individually managed portion of that Portfolio. Rates for each portion, however, may vary significantly. The portfolio turnover rates for each of the Trust’s Portfolios during the last three fiscal years are set forth in the following table.

PORTFOLIO	FISCAL YEAR ENDED June 30, 2016		FISCAL YEAR ENDED June 30, 2015	FISCAL YEAR ENDED June 30, 2014
The Value Equity Portfolio	66.86%		123.19%	53.96%
The Institutional Value Equity Portfolio	67.08%		119.98%	63.68%
The Growth Equity Portfolio	38.90%		57.33%	30.28%
The Institutional Growth Equity Portfolio	37.43%		96.81%	48.43%
The Small Capitalization—Mid Capitalization Equity Portfolio	48.89%		67.34%	41.18%
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	52.38%		83.94%	67.75%
The Real Estate Securities Portfolio	51.03%		60.49%	52.49%
The Commodity Returns Strategy Portfolio	130.01%		63.29%	61.70%
The ESG Growth Portfolio	35.90	%(a)	N/A	N/A
The Catholic SRI Growth Portfolio	25.63	%(b)	N/A	N/A
The International Equity Portfolio	42.41%		48.85%	55.23%
The Institutional International Equity Portfolio	43.96%		52.55%	64.38%
The Emerging Markets Portfolio	40.02%		85.72%	75.84%
The Core Fixed Income Portfolio	58.47%		89.60%	75.17%
The Fixed Income Opportunity Portfolio	66.76%		55.80%	82.94%
The U.S. Government Fixed Income Securities Portfolio	50.10%		99.54%	62.52%
The Inflation Protected Securities Portfolio	20.88%		27.12%	18.56	%(c)
The U.S. Corporate Fixed Income Securities Portfolio	64.20%		158.19%	130.81	%*
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	15.24%		29.92%	26.46%
The Short-Term Municipal Bond Portfolio	38.47%		26.24%	25.15%
The Intermediate Term Municipal Bond Portfolio	30.35%		25.67%	34.05%
The Intermediate Term Municipal Bond II Portfolio	11.22%		21.51%	17.84%

*	The turnover rate in 2014 increased as a result of an increase in absolute flows (volume of securities purchases and sales) during a strong market period.
(a)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(b)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.
(c)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

VALUATION. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Commodity Return Strategy Portfolio’s current net asset value per share is readily available online at http://www.hccapitalsolutions.com/. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price or if no sale occurs at the mean between the last reported bid and asked prices. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars. Exchange rates are received daily from an independent pricing service approved by the Board. If there have been no sales on such exchange, the

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security is valued at the closing bid. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust’s Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolios’ net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the various Portfolios to its service providers where relevant to duties to be performed for the Portfolios. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. All such service providers are required to maintain the confidentiality of such information by virtue of their respective duties to the Trust. Disclosures to service providers are made in the ordinary course of business as needed in order for a service provider to meet its obligations to the Trust and are generally provided without any lag time. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to a Specialist Manager, provided that the service is related to the investment advisory services that the Specialist Manager provides to the Portfolios.

The Trust does not disclose any portfolio holdings information to any rating or ranking organizations, but does disclose such information to two third party organizations, FactSet Research Systems, Inc. and Bloomberg, L.P., for the sole purpose of providing statistical services to the Adviser. These organizations receive portfolio holdings information daily with no lag time. These organizations have signed confidentiality agreements under which they are required to keep all portfolio holdings information confidential and are prohibited from improperly using such information.

Neither the Trust nor any service provider to the Trust may disclose material information about the Portfolios’ holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q by the Portfolios. In no event shall such information be disclosed for compensation.

The Trust’s Chief Compliance Officer is responsible for reviewing such disclosures to ensure that no improper disclosures have occurred. The Board relies on the Trust’s Chief Compliance Officer to exercise day-to-day oversight with respect to portfolio holdings disclosures. The Board receives periodic reports from the Chief Compliance Officer and meets with him on a regular basis.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the various Portfolios. All of the portfolio managers are employees of the indicated Specialist Manager and not of the Adviser.

As noted in the Prospectuses, investment in the HC Advisors Shares of the Trust is currently limited to financial intermediaries that have entered into, and maintain, a client agreement with such company; and (ii) are acting in accordance with discretionary authority on behalf of such intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. Unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio of the Trust for which they are responsible.

The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2016, unless otherwise noted.

It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.

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Advisory Research, Inc. (“Advisory Research”) Advisory Research serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity and Institutional Small Capitalization—Mid Capitalization Equity Portfolios. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Advisory Research. Mr. Cupps also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Andrew S. Cupps	2	$233.6 million	4	$13.3 million	9	$116.2 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE *

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Andrew S. Cupps	0	$0	2	$6.4 million	0	$0

*	Estimated upon date of employment of Mr. Cupps by Advisory Research.

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Advisory Research has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Advisory Research has adopted procedures for allocating portfolio transactions across multiple accounts.

Advisory Research determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Advisory Research acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Advisory Research may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

Advisory Research has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

COMPENSATION.

Advisory Research believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio managers are compensated with competitive salaries, annual bonuses that are based on each individual’s overall job performance and retirement benefits. Bonuses are discretionary and determined by Advisory Research’s CEO. The success of Advisory Research and the individual employees’ contribution to that success is the primary determinant of incentive compensation. Compensation is not directly tied to investment performance. This compensation structure is designed to align the best interests of our clients with the management of the portfolio.

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Agincourt Capital Management, LLC (“Agincourt”) serves as a Specialist Manager for The ESG Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Agincourt. Day-to-day investment decisions for The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of L. Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager. Both Mr. Buoyer and Mr. Marshall provide portfolio management for certain other registered investment companies and separately managed accounts within this strategy. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

THE ESG GROWTH PORTFOLIO

THE CATHOLIC SRI GROWTH PORTFOLIO

THE CORE FIXED INCOME PORTFOLIO

THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
L. Duncan Buoyer	0	$0	0	$0	157	$5.9 billion
B. Scott Marshall	0	$0	0	$0	157	$5.9 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
L. Duncan Buoyer	0	$0	0	$0	2	$274 million
B. Scott Marshall	0	$0	0	$0	2	$274 million

CONFLICTS OF INTEREST.

Agincourt Capital Management is focused on managing fixed income portfolios. All portfolios are managed on a team basis and accounts with similar mandates are managed as closely as possible, taking into account client specific cash flow requirements and any investment guideline constraints.

Agincourt maintains policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and broker selection.

While there is no guarantee that such policies and procedures will be effective in all cases, Agincourt believes that all issues relating to potential material conflicts of interest have been addressed.

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COMPENSATION.

Compensation is not tied to the performance of the Fund or specific accounts. The majority of Agincourt’s investment professionals have an ownership interest in the firm, sharing in profits in addition to a base salary. For those employees that do not have an ownership interest there is a bonus plan that is based on the firm’s profitability combined with the individual’s contribution to the firm’s success.

AllianceBernstein L.P. (“AllianceBernstein”) AllianceBernstein serves as a Specialist Manager for The Value Equity and Institutional Value Equity Portfolios. AllianceBernstein L.P. is 63% owned by AXA Financial, Inc., a wholly-owned subsidiary of AXA, a global financial services organization, and 32.7% owned by the public (including former employees), with the remainder held by the Firm’s directors, officers and employees. The address of AllianceBernstein L.P. is 1345 Avenue of the Americas, New York, NY, 10105, and the address of its parent company, AXA Financial, Inc., is 25 Avenue Matignon, 75008 Paris, France. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to AllianceBernstein. Messrs. Paul and Inal provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — VALUE EQUITY PORTFOLIO AND INSTITUTIONAL VALUE EQUITY PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Gerry Paul	13	$5,257 million	15	$427 million	25,594	$13,290 million
Cem Inal	9	$1,473 million	10	$254 million	5	$48 million

OTHER ACCOUNTS MANAGED — OF TOTALS LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Gerry Paul	—	—	—	$—	—	$—
Cem Inal	—	$—	—	$—	—	$—

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CONFLICTS OF INTEREST. As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading

AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients

AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in the level of assets under management.

Allocating Investment Opportunities

AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to address potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

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COMPENSATION. AllianceBernstein’s compensation program for portfolio managers and analysts is designed to be competitive and effective in order to attract and retain the highest caliber employees. Portfolio managers receive base compensation, incentive compensation and contributions to AllianceBernstein’s 401(k) plan. Part of the annual incentive compensation is normally paid in the form of a cash bonus and part through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a four-year period. Deferred awards are in the form of the firm’s publicly traded equity units, although award recipients have the ability to receive a portion of their awards in deferred cash.

Total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance to align compensation with client investment returns. Qualitative factors are driven by portfolio managers’ contributions to the investment process and client success.

The quantitative component includes measures of absolute, relative and risk-adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the fund’s prospectus and versus peers over one-, three- and five-year calendar periods— with more weight given to longer time periods. Peer groups are chosen by investment CIOs, who consult with the Product Management team to identify products most similar to our investment style and most relevant within the asset class.

The qualitative component incorporates the manager’s contribution to the overall investment process and our clients’ success. Among the important aspects are: thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong talent pool, mentoring newer investment professionals, and being a good corporate citizen.

Other factors can play a part in determining portfolio managers’ total compensation (including base compensation). This may include complexity of investment strategies managed, volume of assets managed, level of experience and level of officership within the firm. Assessments of investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm.

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Ariel Investments, LLC (“Ariel”) serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Ariel. David M. Maley is the Lead Portfolio Manager for our deep value strategy and, as such, makes the final decisions. He works closely with Kenneth E. Kuhrt, Portfolio Manager. Messrs. Maley and Kuhrt provide portfolio management for certain other registered investment companies and separately managed accounts within this strategy.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
David M. Maley	2	$34.2 million	0	$0.0 million	64	$545.3 million
Kenneth E. Kuhrt	2	$34.2 million	0	$0.0 million	64	$545.3 million

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. Accounts managed within the same strategy are managed using similar investment weightings. This does not mean, however, that all accounts in a given strategy will hold the same stocks. Ariel allocates investment decisions across all accounts in a strategy in order to limit the conflicts involved in managing multiple accounts. Differences in investments are a result of individual client account investment restrictions or the timing of additions and withdrawals of amounts subject to account management.

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COMPENSATION. Ariel Investments’ compensation methodology for these portfolio managers consists of:

Base Salary. Base salary is a fixed amount determined at the beginning of each compensation year. Base salaries vary within Ariel Investments, LLC based on position responsibilities, years of service and contribution to long-term performance of the funds advised by Ariel.

Discretionary Bonus Pool. Bonuses are determined through an annual performance evaluation process based on qualitative factors. The discretionary bonuses are paid in cash. All members of Ariel Investments’ research department who serve as industry analysts are evaluated on five qualitative factors: technical skills, productivity, communication skills, industry knowledge and consistent exhibition of Ariel Investments’ firm values.

Annual Stock Grants. Portfolio managers may be awarded discretionary grants of stock in Ariel Investments, based on position responsibilities, years of service and contribution to long-term performance of the funds advised by Ariel.

Artisan Partners Limited Partnership (“Artisan Partners”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Mr. Mark L. Yockey, a managing director of Artisan Partners, manages those portions of these Portfolios allocated to Artisan Partners. Mr. Andrew J. Euretig and Mr. Charles-Henri Hamker serve as Associate Portfolio Managers. As portfolio managers, Messrs. Yockey, Euretig and Hamker are jointly responsible for making day-to-day investment decisions. Mr. Yockey, Mr. Euretig and Mr. Hamker also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark L. Yockey	8	$18.8 billion	5	$1.0 billion	41	$9.2 billion
Andrew J. Euretig	6	$17.8 billion	4	$933.3 million	38	$9.0 billion
Charles-Henri Hamker	8	$18.8 billion	5	$1.0 billion	41	$9.2 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark L. Yockey	—	—	—	—	2	$461 million
Andrew J. Euretig	—	—	—	—	2	$461 million
Charles-Henri Hamker	—	—	—	—	2	$461 million

CONFLICTS OF INTEREST. Artisan Partners’ Non-U.S. Growth investment team, led by Mark Yockey as manager, manages portfolios for multiple clients within four investment strategies (Non-U.S. Growth, Non-U.S. Small-Cap Growth, Global Equity and Global Small-Cap Growth). Andrew Euretig and Charles Hamker serve as Associate Portfolio Managers of the Non-U.S. Growth strategy. Mr. Hamker also co-manages the Non-U.S. Small-Cap Growth, Global Equity and Global Small-Cap Growth strategies. Mr. Euretig also co-manages the Global Equity strategy. These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of the Portfolios and their shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within Artisan Partners’ Non-U.S. Growth strategy, including the Portfolios, are managed similarly, substantially all of the research and portfolio management activities conducted by the Non-U.S. Growth investment team benefit all clients within the particular strategy. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Partners’ clients as appropriate given the nature of the services provided.

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Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy including Artisan Partners’ Non-U.S. Growth investment strategy, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Partners Funds, Inc., a registered investment company to which Artisan Partners acts as investment adviser (“Artisan Funds”). Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

With prior written approval, Artisan Partners may allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material nonpublic information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Portfolios if the staff member were not a director.

Side-by-Side Management. Potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. For instance, an investment team may provide advice to and make decisions for accounts in one investment strategy, including a Portfolio, that may differ from advice given, or the timing or nature of decisions made, with respect to accounts in another investment strategy. There also may be circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. Artisan Partners manages these potential conflicts through internal review processes.

Allocation of Portfolio Transactions Among Clients. Artisan Partners seeks to treat all of its clients fairly when allocating investment opportunities among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations), most orders placed by the firm’s investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The trader(s) for that strategy generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. Trades for Artisan Partners and their partners, employees and other affiliates, and accounts in which one or more of them has an interest (including Artisan Partners’ proprietary accounts, if any), may be included in an aggregated trade with client accounts. All participating accounts, including the Portfolios, then share (generally pro rata subject to minimum order size requirements) in an aggregated order and shall receive the same average execution price for each broker and be charged the same commission, if any.

Because it is generally not known in advance how many shares will be received in most underwritten offerings, including initial public offerings, shares are allocated to client accounts after receipt. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, which are discussed below, are not permitted to invest in initial public offerings.

There also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. For example, the capitalization ranges of some strategies overlap or a security may at times be of interest to both Artisan Partners’ growth and value, or Artisan Partners’ U.S. and Non-U.S. teams. “Same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, a trader works both trades in the market at the same time, subject to the requirements of Artisan Partners’ written trade processing procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will seek to mitigate the risk of inadvertent cross by (i) utilizing different brokers or venues, or (ii) utilizing brokers or venues that maintain crossing prevention controls.

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The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan Partners and are included in Artisan Partners’ compliance program.

Short Selling. No order to sell a security short may be executed if the same or a related security is held long in any account managed by the same investment team in a different investment strategy. Similarly, no order to purchase a security long may be executed if the same or a related security is held short in any account managed by the same investment team in a different investment strategy. It is possible, however, that one investment team could sell a security short when the same or a related security is held long in an account managed by a different Artisan Partners investment team. Similarly, an investment team could purchase a security long when the same or a related security is held short in an account managed by a different Artisan Partners investment team.

Soft Dollars and Commission Recapture. As an investment adviser, Artisan Partners has an obligation to seek best execution for clients – that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. Subject to Artisan Partners’ duty to seek best execution, selection of broker-dealers may be affected by Artisan Partners’ receipt of brokerage and research services. However, Artisan Partners generally does not use commissions from client account trades of fixed income securities to obtain research services or other products from broker-dealers.

Artisan Partners may use client commissions to pay for brokerage and research services if Artisan Partners determines that such items meet the criteria outlined in its commission management policy and do not impair its duty to seek best execution. Artisan Partners does not consider, in selecting broker-dealers to be used in effecting securities transactions for a Fund, whether Artisan Partners or its affiliates received client referrals from the broker-dealer.

The research products and services received by Artisan Partners and obtained through the use of client commission dollars include proprietary research (in which the research products or services are prepared and provided by the executing broker-dealer) and third-party research from independent research providers and broker-dealers through commission sharing arrangements (in which the executing broker-dealer makes a payment on Artisan Partners’ behalf and at Artisan Partners’ direction to a third-party who has independently prepared the research products or services).

When Artisan Partners receives the items described above in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to select a particular broker-dealer or electronic communication network (“ECN”) that will provide it with brokerage or research services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan Partners uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Portfolios, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain types of clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan Partners pays for such products and services from its own funds).

A number of Artisan Partners’ clients, including the Portfolios, participate in commission recapture arrangements, pursuant to which Artisan Partners is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture broker-dealers subject to Artisan Partners’ duty to seek best execution. Those client directions generally require that Artisan Partners execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture broker-dealers. Artisan Partners tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account). Progress toward those commission recapture goals is monitored on an on-going basis by Artisan Partners. Largely driven by developments in commission reporting in the United Kingdom and similar regulatory initiatives in other markets, as well as continued downward pressure on commission rates, most of the largest broker-dealers have stopped facilitating commission recapture on transactions outside the U.S. As a result, commissions in non-U.S. transactions are rarely able to be recaptured.

Artisan Partners has adopted written procedures with respect to soft dollars and commission recapture, which are included in Artisan Partners’ compliance procedures.

Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary investments and personal investments by Artisan Partners’ personnel (“proprietary accounts”) also may present potential conflicts of interest with Artisan Partners’ clients, including the Portfolios. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of Artisan Partners’ clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts.

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Personal transactions are subject to Artisan Partners’ Code of Ethics, which generally provides that personnel of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement). The Code strongly discourages personnel from excessive short-term trading of securities and provides that Artisan Partners’ compliance team may deny pre-approval for transactions that would constitute short-term trading. The purchase and sale, or sale and purchase, of the same (or equivalent) securities within 30 days are generally considered short-term trading.

In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Those reports are reviewed for conflicts, or potential conflicts, with client transactions.

The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

Proxy Voting. Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of the Portfolios. As described in its proxy voting policy, Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Portfolios invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds or an employee of Artisan Partners or its affiliate; (iii) Artisan Partners or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners or its affiliate, or an employee of either of them, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy. Artisan Partners’ proxy voting policy contains procedures that must be followed in the event such relationships are identified in order to minimize the conflicts of interest that otherwise may result in voting proxies for Artisan Partners’ clients, including the Portfolios.

Fees. Like the fees Artisan Partners receives from the Portfolios, the fees Artisan Partners receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners’ performance against an agreed upon benchmark, and may be adjusted upwards or downwards from a base fee), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of June 30, 2016, Artisan Partners had three separate accounts with performance-based fees encompassing all of its investment strategies. One of those client accounts is managed in Artisan Partners’ Non-U.S. Growth investment strategy and one is managed in Artisan Partner’s Global Equity investment strategy. Although Artisan Partners may have an incentive to manage the assets of accounts with performance–based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan Partners’ procedures to manage all clients within a particular strategy similarly regardless of fee structure.

COMPENSATION. Artisan Partners’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategies, including the Portfolios. Portfolio managers are not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because Artisan Partners believes this method aligns portfolio managers’ interests more closely with the long-term interests of clients. Artisan Partners’ portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of Artisan Partners’ salaried associates. All of Artisan Partners’ portfolio managers have, or are expected to have over a reasonable time, equity interests in the firm.

The Boston Company Asset Management, LLC (“TBCAM”) serves as a Specialist Manager for The Emerging Markets Portfolio. TBCAM is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Warren Skillman is responsible for the day-to-day management of the Portfolio. Mr. Skillman also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Warren Skillman	4	$997.2 million	2	$454.4 million	32	$165.2 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Warren Skillman	—	—	—	—	—	—

CONFLICTS OF INTEREST.

This disclosure statement is intended to describe the general conflicts of interest that have been identified at TBCAM and the corresponding mitigants. A conflict of interest is a scenario whereby a person or firm has an incentive to serve one interest at the expense of another interest.

This is not intended to be an exhaustive list of all conflicts that currently exist or that may exist in the future.

Side by Side Issues

1.	Same investment team managing multiple client accounts

2.	Allocation of Investment Opportunities

3.	Favoring clients with performance based fees

Description of Perceived Conflicts: A portfolio manager may favor one account over another account.

Mitigant: All accounts in the same strategy are managed and traded identically with the exception of client imposed restrictions. Accounts in the same strategy are categorized in the same product group(s) and traded accordingly. Trades are typically allocated to accounts on a pre-trade pro-rata basis. Compliance conducts monthly dispersion reviews by strategy.

Related Party Arrangements

1.	Management of proprietary accounts alongside other accounts

2.	Management of affiliated accounts alongside other accounts

3.	Affiliated brokerage

4.	Affiliated underwriting

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Description of Perceived Conflicts: Affiliated and proprietary accounts will be advantaged over other accounts. TBCAM will participate in syndicate deals (IPO’s and secondary offerings) where an affiliate is part of the underwriting syndicate to benefit the affiliate. TBCAM will execute trades with affiliated broker-dealers for reasons other than best execution.

Mitigants: All accounts (including affiliated and proprietary accounts) in the same strategy are managed identically as described in the Side by Side Issues section. Trading does not use affiliate brokers to execute trades unless expressly instructed to do so by clients. Compliance is notified of all syndicate deals that the firm is participating in and confirms whether or not an affiliate is part of the underwriting syndicate. Where an affiliate is involved, the affiliate is never the executing broker and Compliance ensures that only permissible accounts participate.

Brokerage Related Conflicts

1.	Soft dollars

2.	Broker selection

3.	Simultaneous trading

Description of Perceived Conflicts: Client commissions are used to purchase research and brokerage that is outside of the Section 28(e) safe harbor. Client commissions are used to purchase research and brokerage that is duplicative.

Brokers are selected for reasons other than for purposes of best execution.

Simultaneous trading occurs when a single investment decision results in multiple buyers or sellers being in the market at the same time. Multiple orders create the appearance of increased supply or demand that may increase or decrease prices. Such simultaneous trading may occur any time where TBCAM makes portfolio decisions, but does not execute the corresponding trades (i.e. model or UMA business, total return swaps).

Mitigants: All requests for services paid for with soft dollars are approved by the following individuals: requester’s manager, Director of Commission Management, CIO, Head Trader, CCO and COO. In addition, all services paid for with soft dollars are reviewed by the Brokerage Practices Committee no less often than annually.

Executing brokers are selected by TBCAM traders and must be on one of the approved broker lists. TBCAM has commissioned a 3rd party vendor to perform trade cost analysis (TCA). The head trader reviews TCA reports with lead portfolio managers along with the designated trader responsible for executing trades for the strategy. TCA reports are also reviewed at the Brokerage Practices Committee at least annually. TBCAM has entered into commission sharing arrangements (CCA’s or CSA’s) with several counterparties pursuant to which TBCAM may execute transactions through a broker and request that the broker allocate a portion of the commission or commission credits to another firm that provides research and other products to TBCAM. These arrangements allow the execution decision to be independent of the research decision.

The impact of simultaneous trading is mitigated through coordinated trading arrangements and monitored through trade cost analysis.

Personal Interests

1.	Personal trading

2.	Outside affiliations and directorship

3.	Gifts and entertainment

Description of Perceived Conflicts: Employees are permitted to trade in stocks that the firm recommends and trades in for its clients.

Employees outside interests may be in direct or indirect conflict with their job responsibilities at TBCAM.

There is a perception that portfolio managers and research analysts purchase research with client commissions from brokers and independent providers that provide gifts and/or entertainment. Likewise, there is a perception that traders may execute trades with brokers that provide gifts and/or entertainment without taking into account execution capabilities.

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Mitigants: TBCAM has in place a comprehensive Securities Trading Policy which requires that all personal trades (with few exceptions) be precleared; prohibits short term trading; and requires extensive reporting and certification of compliance. Monitoring and back testing is performed by the Compliance Department on an on-going basis.

Employees that hold positions at unaffiliated entities must disclose such positions and in certain cases obtain approval.

TBCAM has in place a Gifts and Entertainment Policy that requires all employees to report all gifts and any entertainment accepted that has a value greater than $10.00. The Compliance Department reviews gifts and entertainment received to identify concerning patterns or trends.

TBCAM has implemented policies and procedures to comply with Rule 206(4)-5 of the Investment Advisers Act of 140, as amended. Certain employees that are considered “covered persons” must report and obtain approval prior to making any campaign donations for state or local elections.

Compensation Conflicts

Description of perceived conflict: Portfolio managers will provide preferential treatment to certain types of accounts, such as those that pay a higher advisory fee and/or have a performance fee, include an investment by the portfolio manager or otherwise result in an increase in compensation payable to the portfolio manager.

Mitigant: Compensation of investment personnel includes both a fixed base salary and a discretionary bonus. The discretionary bonus is not tied to the performance of any one account. Compensation of investment teams that manage hedge funds alongside other accounts is subject to long-only account performance hurdles.

Operational Conflicts

1.	Valuation and pricing

2.	Product development

3.	Disclosure practices

4.	Error correction

5.	Proxy Voting

Description of Perceived Conflicts: Securities may be improperly valued and priced resulting in inflated performance results and advisory fees.

Products may be developed or new activities undertaken that create new conflicts or undermine the mitigation of pre-existing conflicts.

Certain clients may be provided with information that other clients do not have access to.

Errors resulting in client accounts may have a negative impact on performance and result in lower advisory fees. As a result, unnecessary risks may be assumed in an effort to reverse the impact of the error.

Proxies associated with companies of clients or prospects may be voted in a manner that places the firm’s interests ahead of the interests of client accounts.

Mitigants: All securities are priced through a 3rd party pricing service. Where a security is not priced or where the price is stale or otherwise impeded, TBCAM has in place fair value pricing procedures implemented by a Valuation Working Group and overseen by a Valuation Steering Committee. Portfolio managers and research analysts serve as an input, but are not the determining factor in matters of pricing and valuation of securities.

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New activities and products are vetted through the Product Development Committee. If the committee approves the new activity or product, a pre-defined on-boarding process occurs where a component of the process is a risk assessment that factors in whether the new activity or product introduces new conflicts or impacts existing mitigants to current conflicts.

The Disclosure Policy provides guidance when information may be released to clients, prospects, consultants and other third parties. In addition, TBCAM’s Form ADV is made available to all clients, prospects, consultants and other third parties upon request. The Form ADV provides detailed information regarding the firm’s policies and practices.

TBCAM participates in the BNY Mellon Proxy Policy Committee. This committee applies detailed, predetermined proxy voting guidelines in an objective and consistent manner based upon internal and external research and recommendations.

Breckinridge Capital Advisors, Inc. (“Breckinridge”) serves as the Specialist Manager for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Breckinridge manages client portfolios on a team approach basis, which enables any portfolio manager to make portfolio management recommendations and decisions across client accounts. Peter Coffin, President, David Madigan, Chief Investment Officer, Matthew Buscone, Portfolio Manager, Ji Young Jung, Portfolio Manager, Sara Chanda, Portfolio Manager, Jeffrey Glenn, Portfolio Manager and Eric Haase, Portfolio Manager, are responsible for making day-to-day investment decisions for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. The portfolio management team also provides investment management services for other registered investment companies, pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — TOTAL*

SHORT-TERM MUNICIPAL BOND PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Peter Coffin	1	$18.7 million	1	$52.9 million	12,479	$25.9 billion
David Madigan	1	$18.7 million	1	$52.9 million	12,481	$25.9 billion
Matthew Buscone	1	$18.7 million	1	$52.9 million	12,477	$25.9 billion
Jeffrey Glenn	1	$18.7 million	1	$52.9 million	12,481	$25.9 billion
Ji Young Jung	1	$18.7 million	1	$52.9 million	12,480	$25.9 billion
Sara Chanda	1	$18.7 million	1	$52.9 million	12,477	$25.9 billion
Eric Haase	1	$18.7 million	1	$52.9 million	12,482	$25.9 billion

*	None of these accounts has an advisory fee based on performance.

OTHER ACCOUNTS MANAGED — TOTAL*

INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Peter Coffin	1	$71.9 million	1	$52.9 million	12,479	$25.8 billion
David Madigan	1	$71.9 million	1	$52.9 million	12,481	$25.8 billion
Matthew Buscone	1	$71.9 million	1	$52.9 million	12,477	$25.8 billion
Jeffrey Glenn	1	$71.9 million	1	$52.9 million	12,481	$25.8 billion
Ji Young Jung	1	$71.9 million	1	$52.9 million	12,480	$25.8 billion
Sara Chanda	1	$71.9 million	1	$52.9 million	12,477	$25.8 billion
Eric Haase	1	$71.9 million	1	$52.9 million	12,482	$25.8 billion

*	None of these accounts has an advisory fee based on performance.

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CONFLICTS OF INTEREST. Breckinridge provides investment advisory services to client accounts in different strategies with varying fee schedules. As such, Breckinridge’s portfolio managers must allocate their time across multiple client accounts, which can create a conflict of interest. Using a team approach, the portfolio managers are able to make investment decisions and allocations across multiple client accounts, regardless of a client’s investment strategy, objectives, or fee schedule. Additionally, the portfolio managers utilize an automated trading system that completes allocations to client accounts in a manner that is consistent with internal policy. Breckinridge does not have any performance fee or soft dollar arrangements, both of which can create further conflicts concerning the management and trading of client accounts.

When Breckinridge has identified buy and sell orders in the same or similar security at the same time, Breckinridge will consider cross trades between client accounts. The usage of cross trades creates a conflict as Breckinridge is advising clients on both sides of the transaction. Breckinridge only executes cross trades when certain conditions are met; these include but are not limited to: processing the trade through a broker dealer not affiliated with Breckinridge, making a good faith determination that the transaction is beneficial to both parties, adhering to internal trade allocation policy, complying with client restrictions, limitations, etc., and adhering to applicable federal and securities laws. Breckinridge conducts regular reviews of its cross trades to ensure all conditions and our best execution goal are met.

Many clients access Breckinridge through broker dealer firms, which also are Breckinridge trading partners. In our pursuit of best execution, Breckinridge may select a dealer that has client accounts or has affiliates with client accounts managed by us. Since Breckinridge has a business interest in these client relationships, there may appear to be an incentive for us to select these dealers over those without such client accounts when placing orders for client portfolios. Typically, the dealers’ trading and client service teams are separate and distinct; thus, there is usually little to no overlap between the teams who manage the client accounts and the teams that are responsible for executing trades. Additionally, Breckinridge has a general prohibition on traders seeking broker selection input from our Consultant Relations and Marketing teams. Regardless, Breckinridge conducts periodic reviews of its trade execution and trading partners to ensure we are meeting our best execution goal.

Employees at Breckinridge may enter into certain personal securities transactions with appropriate approvals. Personal trading activity can cause conflicts with client accounts since employees may hold the same securities as those held in client accounts. To help minimize this conflict, Breckinridge has a general prohibition on the trading of securities that may be eligible for client accounts. Employees also are subject to transactional restrictions and regular reporting requirements, which are detailed in our Code of Ethics

COMPENSATION. All members of the portfolio management team receive a base salary and are eligible for a bonus, which is paid quarterly. The bonus is not tied to the performance of any client account. Each member is also eligible to receive equity options in the firm, which when exercised will entitle them to share in the firm’s profits and long-term growth.

OWNERSHIP OF FUND SHARES. None of the portfolio management team members own shares of the Funds for which they serve as portfolio managers.

Cadence Capital Management LLC (“Cadence”) serves as a Specialist Manager to for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Cadence. Messrs. Dokas and Ginsberg provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

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OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
J. Paul Dokas	0	$0	0	$0	0	$0
Robert Ginsberg	3	$267.5 million	0	$0	18	$731.2 million

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. Cadence’s Portfolio Managers perform investment management services for various mutual funds and other accounts besides the Portfolios. Some of these clients’ portfolios are managed using the same investment strategies and objectives which the Portfolio Managers use to manage the Portfolios, while other portfolios are managed by the Portfolio Managers using different investment strategies and objectives. Generally, all client portfolios that are managed using a similar investment strategy and objective are managed as a group (each, a “Strategy”) such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Strategy. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Strategy may be selling a security, while another Strategy may be purchasing or holding the same security. As a result, transactions executed for the Strategy that is selling the security may adversely affect the value of any Strategy which is purchasing or holding the same security.

Other conflicts of interest may arise from the management of multiple accounts and the Portfolios. For example, Cadence may receive more compensation with respect to certain Strategies than that received with respect to other Strategies or the Portfolios or may receive compensation based in part on the performance of accounts in a certain Strategy. In such cases, the Portfolio Managers may be viewed as having an incentive to enhance the performance of such Strategy, to the possible detriment of other Strategies for which Cadence may not receive greater compensation or performance-based fees. In addition, the Portfolio Managers must allocate time and effort to multiple accounts and the Portfolios.

Each Portfolio Manager’s management of personal accounts also may present certain conflicts of interest. The Portfolio Managers may have personal investments in the Portfolios managed by such Portfolio Managers. In addition, the Portfolios managed by the Portfolio Managers may be investment options in Cadence’s employee benefit plans. While Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so.

COMPENSATION. Cadence compensates each portfolio manager for such portfolio manager’s management of the Portfolios. Each portfolio manager’s compensation consists of a fixed annual base salary and a share of the firm’s profits. Compensation of the portfolio managers is not tied directly to individual Portfolio performance.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Day-to-day responsibility for the management of the assets of these Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini and Ellen Lee. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sarah H. Ketterer	16	$11.890 billion	20	$4.951 billion	134	$18.090 billion
Harry W. Hartford	16	$11.890 billion	20	$4.951 billion	116	$18.019 billion
James A. Doyle	16	$11.890 billion	20	$4.951 billion	116	$18.020 billion
Jonathan P. Eng	16	$11.890 billion	20	$4.951 billion	112	$18.019 billion
Ellen Lee	16	$11.890 billion	20	$4.951 billion	111	$18.018 billion
Conor Muldoon	16	$11.890 billion	20	$4.951 billion	120	$18.020 billion
Foster Corwith	16	$11.890 billion	20	$4.951 billion	111	$18.021 billion
Alessandro Valentini	16	$11.890 billion	20	$4.951 billion	112	$18.018 billion

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sarah H. Ketterer	0	$0	0	$0	6	$1.078 billion
Harry W. Hartford	0	$0	0	$0	6	$1.078 billion
James A. Doyle	0	$0	0	$0	6	$1.078 billion
Jonathan P. Eng	0	$0	0	$0	6	$1.078 billion
Ellen Lee	0	$0	0	$0	6	$1.078 billion
Conor Muldoon	0	$0	0	$0	6	$1.078 billion
Foster Corwith	0	$0	0	$0	6	$1.078 billion
Alessandro Valentini	0	$0	0	$0	6	$1.078 billion

CONFLICTS OF INTEREST. The portfolio managers who manage the portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Causeway (“Causeway Portfolios”) also provide investment management services to other accounts, including corporations, pension plans, sovereign wealth funds, superannuation plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, other institutions and their personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Causeway Portfolios, subject to certain variations in investment restrictions, and also manage a portion of Causeway Global Absolute Return Fund, which takes short positions in global securities using swap agreements. The portfolio managers purchase and sell securities for the Causeway Portfolios that they may also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Causeway Portfolios or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford each holds a controlling voting interest in the equity of Causeway’s holding company and Messrs. Doyle, Eng, Muldoon, Corwith, and Valentini and Ms. Lee have minority interests in the equity of Causeway’s holding company.

Actual or potential conflicts of interest arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a policy that it will not enter into a short position in a security on behalf of Causeway Global Absolute Return Fund or any other client account if, at the time of entering into the short position, any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

COMPENSATION. Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salaries and are entitled, as controlling owners of Causeway’s parent company, to distributions of Causeway’s profit based on their ownership interests in Causeway’s parent company. They do not receive incentive compensation. Messrs. Doyle, Eng, Muldoon, Corwith, and Valentini and Ms. Lee receive salaries, incentive compensation, which may include equity or equity-linked units, and distributions of Causeway’s profit based on their minority ownership interests in Causeway’s parent company. Salary and incentive

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compensation are determined by Causeway’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Causeway Portfolios or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution, and client service contribution.

OWNERSHIP OF SECURITIES. None of the portfolio managers beneficially owns equity securities in The International Equity Portfolio or The Institutional International Equity Portfolio.

City of London Investment Management Company Limited (“CLIM”) CLIM serves as a Specialist Manager for The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. Day-to-day portfolio management of those assets of the International Equity and Institutional International Equity Portfolios allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Barry Olliff. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio allocated to CLIM will be the responsibility of a team led by James Millward. Each also provides portfolio management for certain other pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED —TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
James Millward	0	$0	4	$23 million	9	$186 million
Michael Edmonds	0	$0	4	$23 million	9	$186 million
Michael Sugrue	0	$0	4	$23 million	9	$186 million
Barry Olliff	0	$0	12	$2,272 million	18	$1,516 million
Mark Dwyer	0	$0	12	$2,272 million	18	$1,516 million
Oliver Marschner	0	$0	12	$2,272 million	18	$1,516 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
James Millward	0	$0	0	$0	0	$0
Michael Edmonds	0	$0	0	$0	0	$0
Michael Sugrue	0	$0	0	$0	0	$0
Barry Olliff	0	$0	0	$0	0	$0
Mark Dwyer	0	$0	0	$0	0	$0
Oliver Marschner	0	$0	0	$0	0	$0

CONFLICTS OF INTEREST. The investment management team at CLIM may manage multiple accounts for multiple clients. These accounts may include mutual funds, segregated accounts, non-US collective investment schemes and private funds. Managing multiple funds or accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. CLIM manages potential conflicts between funds or accounts through allocation policies and procedures, internal review processes, and oversight by directors, compliance, and independent third parties. CLIM has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

COMPENSATION. CLIM’s compensation and incentive policy for all employees is linked to individual performance, which is determined via an appraisal process. The formal process of performance review takes place annually. At the senior level, CLIM’s Remuneration Committee, which is made up of independent non-executive Directors, considers performance. They consider for their

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review information gathered via departmental managers and filtered through the Executive Directors, as well as external data which provides an understanding of current salaries and overall compensation packages within the market place. The Board makes recommendations on relevant aspects of compensation, which are passed to the Remuneration Committee for consideration and approval. All intermediate and junior level staff is appraised directly by their line managers, who make salary recommendations for approval by the Executive Directors.

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Fort Washington Investment Advisors, Inc. (“Fort Washington”) Fort Washington serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. Brendan White, Timothy Jossart and Garrick Bauer are responsible for making day-to-day investment decisions for the portion of the Portfolio allocated to Fort Washington. Messrs. White, Jossart and Bauer also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Brendan White	1	$192.4 million	2	$556.7 million	32	$5,944.21 million
Timothy Jossart	1	$192.4 million	2	$556.7 million	32	$5,944.21 million
Garrick Bauer	1	$192.4 million	2	$556.7 million	32	$5,944.21 million

*	None of these accounts have an advisory fee based on performance.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Portfolios). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities for performance based accounts. Fort Washington has adopted policies and procedures to address such conflicts.

COMPENSATION. All of Fort Washington’s portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally, a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm’s President and approved by the Board of Directors.

Fort Washington’s parent company also provides all personnel a defined benefit retirement plan, which provides a lifetime annuity upon retirement that is based on a percentage of final average pay and years of service under the plan.

Associates are also eligible to participate in a 401(k) plan. The 401(k) company match is 50% of the first 4% of earnings saved.

Frontier Capital Management Company, LLC (“Frontier”) Frontier serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Affiliated Managers Group, Inc. has a controlling interest in Frontier. Michael A. Cavarretta is responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Frontier. Andrew B. Bennett also has responsibility for day-to-day investment decisions. Messrs. Cavarretta and Bennett also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Michael A. Cavarretta	1	$171 million	1	$177 million	24	$2.06 billion
Andrew B. Bennett	1	$171 million	1	$177 million	24	$2.06 billion

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. In connection with its management of clients’ accounts, Frontier is subject to a number of actual or apparent conflicts of interest. These conflicts may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees) or accounts in which the portfolio manager has a personal investment. In addition, conflicts may arise relating to the allocation of investments among accounts with similar investment objectives but managed by different portfolio managers.

Frontier’s portfolio managers typically manage multiple accounts. Generally, however, accounts within a particular investment strategy (e.g., Capital Appreciation) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in the same strategy with similar objectives, which tend to minimize the potential for conflicts of interest.

Frontier has adopted trade allocation and aggregation policies that seek to treat all clients fairly and equitably. These policies address the allocation of limited investment opportunities, such as IPOs, and the allocation of transactions and aggregations of orders across multiple accounts.

COMPENSATION. Frontier’s portfolio manager compensation structure is designed to align the interest of portfolio managers with those of the shareholders whose assets they manage. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus, and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are partners at Frontier, which entitles them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management-fee revenues generated from client accounts.

HC Capital Solutions (“HC Capital”) may at times directly manage a portion of a Portfolio’s investments in ETFs, index futures and forwards designed to obtain broad market exposure. HC Capital is a separate operating division of Hirtle Callaghan & Co., LLC. Mr. Thomas Cowhey, CFA, Mr. Brad Conger, CFA and Mr. Scott Jacobson, CFA act as the portfolio managers for each Portfolio. Mr. Cowhey, Mr. Conger and Mr. Jacobson each also provides oversight of the Specialist Managers providing day-to-day portfolio management for certain other pooled investment vehicles and separately managed accounts, but does not directly provide such day-to-day services to any other accounts or portfolios.

CONFLICTS OF INTEREST. While there are certain conflicts of interest inherent in directly managing one portfolio while providing oversight services to multiple other portfolios, as discussed above, HC Capital believes that the limited nature of the role of managing a Portfolio’s investments in ETFs, index futures and forwards, combined with the policies and procedures adopted by HC Capital, minimizes the potential impact of any such conflicts.

COMPENSATION. Mr. Cowhey, Mr. Conger and Mr. Jacobson each receives a base salary and an annual bonus, which is at the discretion of the Adviser and is not directly linked to the performance of any one or more accounts.

IronBridge Capital Management LP (“IronBridge”) IronBridge serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Messrs. Christopher Faber, Samuel Eddins and various officers have a controlling interest in IronBridge. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to IronBridge. Messrs. Faber, Madden and Fanter also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED —TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Chris Faber	2	$826 million	2	$6.3 million	14	$397 million
Jeff Madden	2	$826 million	2	$6.3 million	14	$396 million
Tom Fanter	2	$826 million	2	$6.3 million	14	$393 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Chris Faber	0	$0	0	$0	0	$0
Jeff Madden	0	$0	0	$0	0	$0
Tom Fanter	0	$0	0	$0	1	$0

CONFLICTS OF INTEREST. IronBridge has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.

While there is no guarantee that such policies and procedures will be effective in all cases, IronBridge believes that all issues relating to potential material conflicts of interest involving this Portfolio and its other managed accounts have been addressed.

COMPENSATION. IronBridge portfolio manager’s compensation is based on a base salary and annual bonus. The annual bonus is tied to individual professional performance throughout the year and the success of the firm, rather than the performance of individual accounts. Portfolio managers have the option to take the bonus in cash or equity ownership of IronBridge. Ownership in IronBridge aligns our portfolio managers’ long term interests with those of our clients.

Jennison Associates LLC (“Jennison”) Jennison serves as a Specialist Manager for The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. Jennison is organized under the laws of Delaware as a single member limited liability company whose sole member is Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Jennison. Ms. McCarragher also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL

THE GROWTH EQUITY PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	15	$39.6 billion	2	$637 million	12	$1.9 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES			OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS		NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	2	$2.8 billion	0	$	N/A	0	$	N/A

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	15	$39.5 billion	2	$637 million	12	$1.9 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES			OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS		NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	2	$2.8 billion	0	$	N/A	0	$	N/A

POTENTIAL CONFLICTS OF INTEREST. Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

•	Long only accounts/long-short accounts:

Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.

•	Multiple strategies:

Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

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•	Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers:

Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison. Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

•	Non-discretionary accounts or models:

Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients, or vice versa.

•	Higher fee paying accounts or products or strategies:

Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

•	Personal interests:

The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments. Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or lead to the disclosure of, each and every situation in which a conflict may arise.

•	Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts.

•	Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.

•	Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.

•	Jennison has adopted a code of ethics and policies relating to personal trading.

•	Jennison provides disclosure of these conflicts as described in its Form ADV.

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COMPENSATION. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation. The factors reviewed for the portfolio manager are listed below in order of importance.

The following primary quantitative factors are reviewed for the portfolio manager:

•	One-, three-, five- year and longer term pre-tax investment performance of groupings of accounts managed by the portfolio manager in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible.

•	Performance for the composite of accounts that includes the portions of the Growth Equity Portfolio and the Institutional Growth Equity Portfolio managed by Ms. McCarragher is measured against the Russell 1000 Growth Index.

The qualitative factors reviewed for the portfolio manager may include:

•	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;

•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•	Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.

Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Lazard. Messrs. Moghtader, Ivanenko, Lai and Scholl also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Moghtader	10	$2,018 million	11	$823 million	29	$2,641 million
Taras Ivanenko	10	$2,018 million	11	$823 million	29	$2,641 million
Alex Lai	10	$2,018 million	11	$823 million	29	$2,641 million
Craig Scholl	10	$2,018 million	11	$823 million	29	$2,641 million

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Moghtader	0	$0	1	$442 million	3	$1,057 million
Taras Ivanenko	0	$0	1	$442 million	3	$1,057 million
Alex Lai	0	$0	1	$442 million	3	$1,057 million
Craig Scholl	0	$0	1	$442 million	3	$1,057 million

CONFLICTS OF INTEREST. As an investment adviser, Lazard by definition is a fiduciary to its clients. As such, Lazard is obligated to place its clients’ interests before its own. Due to the nature of the investment advisory business, conflicts of interests do arise. For example, conflicts may arise with regard to personal securities transactions, the use of clients’ commissions to obtain research and brokerage services, errors, trade allocations, performance fee accounts, and the use of solicitors. In recognition of these potential conflicts of interest, Lazard has established written policies and procedures so that it can operate its business within applicable regulatory guidelines.

Individual fund managers may manage multiple accounts for multiple clients. In addition to the Portfolios, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans. Lazard manages all accounts on a team basis. Lazard manages potential conflicts of interest between a fund and other types of accounts through allocation policies and oversight by Lazard’s compliance department. Lazard intends that all clients are treated fairly and equitably. When Lazard deems the purchase or sale of the same security to be in the best interest of two or more advisory accounts, Lazard may aggregate, to the extent permitted by law, the securities to be purchased and sold in order to seek more favorable prices, lower brokerage commissions or more efficient execution. An allocation of a trade will not be given to any account solely based on a favorable execution or on the relationship of the account to Lazard or its personnel.

COMPENSATION. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, and The U.S. Corporate Fixed Income Securities Portfolio. Mellon Capital is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Mellon Capital. Ms. Karen Wong, Mr. William Cazalet, Mr. Ronald Gala, Ms. Kristin Crawford, Mr. Pete Goslin, Ms. Nancy Rogers, Mr. Paul Benson, Mr. Gregg Lee, Mr. Manual Hayes, Mr. John DiRe, and Ms. Stephanie Shu also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. The assets listed below are managed utilizing a team approach. Certain information about these responsibilities is set forth below.

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VALUE EQUITY

INSTITUTIONAL VALUE EQUITY, GROWTH EQUITY

INSTITUTIONAL GROWTH EQUITY

SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY

INSTITUTIONAL SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIOS

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	121	$93,932 million	98	$80,184 million	85	$83,175 million
William Cazalet	21	$4,642 million	16	$639 million	50	$6,887 million
Ronald Gala	21	$4,642 million	16	$639 million	50	$6,887 million
Kristin Crawford	21	$4,642 million	16	$639 million	50	$6,887 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	0	$0	0	$0	0	$0
William Cazalet	0	$0	1	$19 million	7	$639 million
Ronald Gala	0	$0	1	$19 million	7	$639 million
Kristin Crawford	0	$0	1	$19 million	7	$639 million

REAL ESTATE SECURITIES

COMMODITY RETURNS STRATEGY

INTERNATIONAL EQUITY

INSTITUTIONAL INTERNATIONAL EQUITY

EMERGING MARKETS PORTFOLIOS

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	121	$93,932 million	98	$80,184 million	85	$83,175 million
William Cazalet	21	$4,642 million	16	$639 million	50	$6,887 million
Peter Goslin	21	$4,642 million	16	$639 million	50	$6,887 million
Kristin Crawford	21	$4,642 million	16	$639 million	50	$6,887 million

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	0	$0	0	$0	0	$0
William Cazalet	0	$0	1	$19 million	7	$639 million
Peter Goslin	0	$0	1	$19 million	7	$639 million
Kristin Crawford	0	$0	1	$19 million	7	$639 million

THE CORE FIXED INCOME PORTFOLIO

THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO

THE US GOVERNMENT FIXED INCOME SECURITIES PORTFOLIO

THE US MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO

THE FIXED INCOME OPPORTUNITY PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	19	$10,697 million	45	$14,625 million	35	$20,309 million
Nancy Rogers	19	$10,697 million	45	$14,625 million	35	$20,309 million
Gregg Lee	19	$10,697 million	45	$14,625 million	35	$20,309 million
Manual Hayes	19	$10,697 million	45	$14,625 million	35	$20,309 million
John DiRe	19	$10,697 million	45	$14,625 million	35	$20,309 million
Stephanie Shu	19	$10,697 million	45	$14,625 million	35	$20,309 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	0	$0	0	$0	0	$0 million
Nancy Rogers	0	$0	0	$0	0	$0 million
Gregg Lee	0	$0	0	$0	0	$0 million
Manual Hayes	0	$0	0	$0	0	$0 million
John DiRe	0	$0	0	$0	0	$0 million
Stephanie Shu	0	$0	0	$0	0	$0 million

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THE INFLATION PROTECTED SECURITIES PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	19	$10,697 million	45	$14,625 million	35	$20,309 million
Nancy Rogers	19	$10,697 million	45	$14,625 million	35	$20,309 million
Wyatt Cerny	19	$10,697 million	45	$14,625 million	35	$20,309 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	0	$0	0	$0	0	$0
Nancy Rogers	0	$0	0	$0	0	$0
Wyatt Cerny	0	$0	0	$0	0	$0

THE ESG GROWTH PORTFOLIO

THE CATHOLIC SRI GROWTH PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
William Cazalet	21	$4,642 million	16	$639 million	50	$6,887 million
Ronald Gala	21	$4,642 million	16	$639 million	50	$6,887 million
Kristin Crawford	21	$4,642 million	16	$639 million	50	$6,887 million
Karen Q. Wong	121	$93,932 million	98	$80,184 million	85	$83,175 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
William Cazalet	None	$0	1	$19.1 million	7	$638.8 million
Ronald Gala	None	$0	1	$19.1 million	7	$638.8 million
Kristin Crawford	None	$0	1	$19.1 million	7	$638.8 million
Karen Q. Wong	None	$0	None		None

CONFLICTS OF INTEREST. Mellon Capital (the “Firm”) manages numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for us. For example, we or an affiliate may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of

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exiting the investment. Conflicts may also arise in cases where multiple Firm and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of the Firm’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Mellon Capital may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be Firm client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

Mellon Capital has a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Firm has adopted various policies and procedures including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters. These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. Mellon Capital has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest, and the corresponding compliance testing program established with the goal of confirming the Firm’s adherence to such policies and procedures.

COMPENSATION. The primary objectives of the Mellon Capital compensation plans are to motivate and reward continued growth and profitability, attract and retain high-performing individuals critical to the on-going success of Mellon Capital, motivate and reward superior business/investment performance and create an ownership mentality for all plan participants.

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred). An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. The performance period under which annual incentive opportunities earned covers the January 1 through December 31st calendar year. The compensation for each individual is evaluated on a total compensation basis, in which combined salaries and incentives are reviewed against competitive market data (benchmarks) for each position annually. Incentive awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short and long term returns and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in partially in cash with the balance deferred through the Long Term Incentive Plan.

These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under Bank of New York Mellon Deferred Compensation Plan for Employees.

Pacific Investment Management Company LLC (“PIMCO”) PIMCO serves as a Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity and The Commodity Returns Strategy Portfolios. The address of PIMCO’s U.S. headquarters is at 650 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

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THE INSTITUTIONAL VALUE EQUITY PORTFOLIO

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

Sudi Mariappa is primarily responsible for the day-to-day management of the assets of the Portfolios. Sudi Mariappa also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL (As of June 30, 2016)

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO

The table below represents the assets and accounts where Sudi Mariappa serves as primary portfolio manager. Sudi Mariappa has additional responsibilities in managing portfolios besides those where he serves as a primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sudi Mariappa	6	$1,241.98 million	4	$2,526.47 million	50	$18,089.14 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sudi Mariappa	0	$0.00	0	$0	0	$0

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

The table below represents the assets and accounts where Sudi Mariappa serves as primary portfolio manager. Sudi Mariappa has additional responsibilities in managing portfolios besides those where he serves as a primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sudi Mariappa	6	$1,241.98 million	4	$2,526.47 million	50	$18,089.14 million

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sudi Mariappa	0	$0.00	0	$0.00	0	$0.00

THE COMMODITY RETURNS STRATEGY PORTFOLIO

Nicholas Johnson is primarily responsible for the day-to-day management of the assets of the Portfolio. Mr. Johnson also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

The table below represents the assets and accounts where Nicholas Johnson serves as primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Nicholas Johnson	62	$1,396.70 million	5	$799.72 million	8	$927.69 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Nicholas Johnson	0	$0.00	0	$0.00	0	$0.00

CONFLICTS OF INTEREST. From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolios, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Portfolios, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Portfolios or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Portfolios or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Portfolios or other accounts managed by PIMCO.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolios. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of the Portfolios’ trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolios.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolios and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolios and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or one or more Portfolios or other accounts may result in certain Portfolios not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

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Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Portfolios’ investment opportunities may also arise when the Portfolios and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Portfolios own senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Portfolios’ investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Portfolio. Moreover, a Portfolio or other account managed by PIMCO may invest in a transaction in which one or more other portfolios or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such portfolios or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Portfolios and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Portfolio.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolios. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.

COMPENSATION. PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers.

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic and meritocracy.

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation.

•	PIMCO’s “Discern and Differentiate” discipline is exercised where individual performance ranking is used for guidance as it relates to total compensation levels.

The Total Compensation Plan consists of three components:

•	Base Salary—Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in the market levels. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•

Performance Bonus—Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as

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measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate) and will also consider firm performance.

•	Long Term Incentive Compensation—Long Term Incentive Plan (LTIP) is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and long-term incentive awards. PIMCO incorporates a progressive allocation of long-term incentive awards as a percentage of total compensation which is in line with market practices.

The LTIP provides participants with cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to PIMCO’s success.

Participation in the LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolios) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

PORTFOLIO MANAGER OWNERSHIP: To the best of our knowledge, based on the information available for the time period ending June 30, 2015 the portfolio managers of the Commodity Returns Strategy Portfolio, the Fixed Income Opportunity Portfolio, the Institutional Value Equity Portfolio and the Institutional Growth Equity Portfolio did not own any shares of those funds.

Parametric Portfolio Associates LLC (“Parametric”.) Parametric serves as a Specialist Manager to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”). Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of the Portfolios allocated to Parametric. Messrs. Strohmaier, Zweber and Li are portfolio managers for the Defensive Equity Strategy with respect to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Messrs. Henne, Talmo, Fickel and Nelson are portfolio managers for the Liquidity Strategy with respect to the Portfolios and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Messrs. Lee, Henne, Talmo, Nelson, Fickel, Li and Zaslavsky are portfolio managers for the Targeted Strategy with respect to the Portfolios and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

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DEFENSIVE EQUITY STRATEGY: OTHER ACCOUNTS MANAGED — TOTAL*

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Strohmaier, CFA	1	$144 million	2	$2.59 billion	25	$3.05 billion
Alex Zweber, CFA	1	$144 million	2	$2.59 billion	25	$3.05 billion
Perry Li, CFA	1	$144 million	2	$2.59 billion	25	$3.05 billion

*	None of these accounts has an advisory fee based on performance.

Note: Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

LIQUIDITY STRATEGY:

OTHER ACCOUNTS MANAGED — TOTAL*

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Justin Henne, CFA	25	$625 million	0	$0	505	$58.63 billion
Clint Talmo, CFA	0	$0	0	$0	294	$33.48 billion
Jason Nelson, CFA	0	$0	0	$0	294	$33.48 billion
Dane Fickel	0	$0	0	$0	294	$33.48 billion

*	None of these accounts has an advisory fee based on performance.

Note: Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

TARGETED STRATEGY:

OTHER ACCOUNTS MANAGED — TOTAL

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Tom Lee, CFA	1	$144 million	4	$2.82 billion	60	$10.18 billion
Justin Henne, CFA	25	$625 million	1	$60 million	505	$58.63 billion
Clint Talmo, CFA	0	$0	0	$0	294	$33.48 billion
Jason Nelson, CFA	0	$0	0	$0	294	$33.48 billion
Dane Fickel	0	$0	0	$0	294	$33.48 billion
Perry Li, CFA	1	$144 million	2	$2.59 billion	25	$3.05 billion
Michael Zaslavsky	1	$144 million	4	$2.82 billion	51	$8.10 billion

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Tom Lee, CFA	0	$0	0	$0	6	$734.39 million
Justin Henne, CFA	0	$0	0	$0	0	$0
Clint Talmo, CFA	0	$0	0	$0	0	$0
Jason Nelson, CFA	0	$0	0	$0	0	$0
Dane Fickel	0	$0	0	$0	0	$0
Perry Li, CFA	0	$0	0	$0	0	$0
Michael Zaslavsky	0	$0	0	$0	0	$0

Note: Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

CONFLICTS OF INTEREST. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other hand. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Parametric has adopted policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Parametric’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

COMPENSATION. Parametric’s compensation structure for senior portfolio managers consists of a fixed base salary and an incentive bonus that is determined annually based on a percentage of the firm’s operating profit. In addition, senior portfolio managers who are also principals of the firm receive quarterly equity-based distributions based on their percentage of ownership of the firm. Other investment professionals receive a fixed base salary and an annual discretionary bonus that is determined based on the individual’s performance and the financial performance of the firm. Individual investment professional performance is assessed by the chief investment officer based on the quality of service and advice provided to clients and the level of value added to the investment team and Parametric. None of the investment professionals’ compensation is directly tied to account performance or the value of assets held in accounts or growth in the value of accounts. Some portfolio managers who are not currently equity owners of the firm may receive an incentive grant that has some of the characteristics of actual equity ownership but is not actual equity in the firm (i.e., phantom equity).

Pzena Investment Management LLC (“Pzena”) Pzena serves a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 320 Park Avenue, 8th Floor, New York, NY 10022. Pzena Investment Management Inc., a publicly traded company (PZN), is the sole managing member of Pzena. The address of Pzena Investment Management, Inc.’s headquarters is 320 Park Avenue, 8th Floor, New York, NY 10022. Evan Fox, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of that portion of the assets of the Portfolios allocated to Pzena. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Evan Fox	1	$1,910,136	8	$18,080,445	51	$1,119,374,550
Benjamin S. Silver	7	$7,129,910,303	27	$913,145,984	122	$4,108,675,904
John J. Flynn	4	$1,913,599,590	8	$18,080,445	54	$1,305,742,748

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Evan Fox	0	$0	0	$0	1	$6,710,234
Benjamin S. Silver	1	$4,862,834,382	0	$0	3	$724,720,499
John J. Flynn	1	$1,719,295,392	0	$0	1	$6,710,234

CONFLICTS OF INTEREST. In Pzena’s view, conflicts of interest may arise in managing the Portfolios’ investments, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena’s policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all small cap value Accounts, whether they be Portfolios’ accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as those used for the Portfolios.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Portfolios may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the Account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Portfolios and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Portfolios or other Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Portfolio

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shareholders’ interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include any employee or officer of Pzena. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally, orders for proprietary Accounts (i.e., accounts of Pzena’s principals, affiliates or employees or their immediate family which are managed by Pzena) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.

Proxy voting for the Portfolios’ and the other Accounts’ securities holdings may also pose certain conflicts. Pzena has identified the following areas of concern: (1) where Pzena manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) where Pzena manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; (3) where Pzena has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; and (4) where a Pzena officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling. Pzena proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.

Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

COMPENSATION. Portfolio managers and other investment professionals at Pzena are compensated through a combination of fixed base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. The portfolio managers’ bonuses are not specifically dependent upon the performance of the Portfolios relative to the performance of the Portfolios’ benchmarks. For investment professionals, we examine such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, we always look at the person as a whole and the contributions that they have made and are likely to make in the future. The time frame we examine for bonus compensation is annual. Longer-term success is required for equity ownership consideration. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. The equity ownership in Pzena as of June 30, 2016 of each member of the investment team who makes investment decisions for the Portfolios is as follows:

Evan Fox	Less than 5%
Benjamin S. Silver	Less than 5%
John J. Flynn	Less than 5%

RBC Global Asset Management (UK) Limited (“RBC GAM”). RBC GAM serves as Specialist Manager for The Emerging Markets Portfolio. RBC GAM is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). Philippe Langham, ACA and Laurence Bensafi, CFA, are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to RBC GAM. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Philippe Langham	2	$104,482,413	5	$2,343,258,983	1	$79,771,928
Laurence Bensafi	0	$0	2	$364,210,797	0	$0

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST.

A portfolio manager’s compensation package may give rise to potential conflicts of interest. The management of multiple funds and accounts may give rise to potential conflicts of interest, for example, if the funds and accounts have different objectives, benchmarks, investment horizons and fees, or if they have overlapping objectives, benchmarks and time horizons. A portfolio manager may be required to allocate time and investment ideas across multiple funds and accounts. RBC GAM has adopted policies and procedures designed to address these potential conflicts, including trade allocation policies and a code of ethics.

COMPENSATION.

RBC GAM’s compensation program for investment management personnel is comprised of three elements:

•	Base Salary

•	Annual Discretionary Bonus

•	Profit Sharing Plan(for senior investment staff only)

For junior members of the team (both portfolio managers and analysts) the compensation package comprises of Base Salary and Annual Discretionary Bonus only.

•	Annual Discretionary Bonus – All employees who are eligible for discretionary bonus are graded on a scale. This score is a combination of quantitative and qualitative assessments as appropriate. The quantitative component is calculated using an algorithm that tracks results for specific responsibilities in investment management against agreed upon success thresholds. The qualitative component is based on RBC GAM’s review of results produced over the year and the degree to which the individual exhibits attitudes and behaviors consistent with RBC GAM’s reputation, culture and goals, including investment success and growth.

•	Profit Sharing Plan (PSP) – Only senior investment staff may be eligible to participate in the PSP. The pool is calculated quarterly as a predetermined percentage of pre-tax earnings. PSP units are reviewed annually and approved by the CIO and CEO at the beginning of each fiscal year. The number of units held by each individual does not normally change during the year.

•	Deferral- Consistent with best practices, a portion of the variable compensation (Annual Discretionary Bonus and PSP) for senior staff is subject to a 3-year mandatory deferral. Based on variable compensation thresholds, deferral rates of 25% to 40% apply. This deferral amount is payable at the end of three years, provided the employee remains in good standing with the company.

Standish Mellon Asset Management Company LLC (“Standish”) Standish serves as the Specialist Manager for The Intermediate Term Municipal Bond Portfolio. Standish is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Christine Todd, CFA and Daniel Marques, CFA are responsible for the day-to-day management of the Portfolio. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED* — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Christine Todd	3	$1.3 billion	1	$404 million	75	$3.8 billion
Daniel Marques	1	$1.5 billion	1	$383 million	328	$2.5 billion

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the fund does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the fund as well as one or more other accounts. The adviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

•	A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

•	A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the adviser generally requires that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the adviser will place the order in a manner intended to result in as favorable a price as possible for such client.

•	A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance for specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below.

•	A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

•	If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

COMPENSATION. Standish, not the Portfolio, compensates the portfolio managers. The portfolio managers’ compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term).

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Funding for the Standish Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish’s overall performance as opposed to the performance of a single product or group.

All investment professionals are eligible to receive incentive awards. Cash awards are payable in the February month end pay of the following year. Most of the awards granted have some portion deferred for three years in the form of deferred cash, The Bank of New York Mellon equity, investment vehicle (consisting of investments in a range of Standish Products), or a combination of the above.

Individual awards for portfolio managers are discretionary, based on both individual and multi-sector product risk adjusted performance relative to both benchmarks and peer comparisons over one year, three year and five year periods. Also considered in determining individual awards are team participation and general contributions to Standish. Individual objectives and goals are also established at the beginning of each calendar year and are taken into account.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to BNY Mellon’s Elective Deferred Compensation Plan.

Sustainable Growth Advisers (“SGA”) serves as a Specialist Manager for The Growth Equity Portfolio and the Institutional Growth Equity Portfolio. The principals and officers of SGA own a controlling interest in SGA. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, will be primarily responsible for day-to-day management of that portion of these Portfolios’ assets allocated to SGA. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
George P. Fraise	18	$3.911 billion	19	$917 million	43	$1.479 billion
Gordon M. Marchand	18	$3.911 billion	19	$917 million	43	$1.479 billion
Robert L. Rohn	18	$3.9119 billion	19	$917 million	43	$1.479 billion

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. SGA has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, SGA believes that all issues relating to potential material conflicts of interest involving this Portfolio and its other managed accounts have been addressed.

COMPENSATION. SGA’s portfolio manager compensation program consists of a base salary and participation in a company-funded retirement plan. In addition, all of SGA’s portfolio managers are equity owners of SGA, which entitles them to share in the firm’s profits and the long-term growth of the firm.

Vaughan Nelson Investment Management, L.P. —(“Vaughan Nelson”) serves as a Specialist Manager of The Commodity Returns Strategy Portfolio. Vaughan Nelson is an indirect wholly-owned subsidiary of Natixis Global Asset Management SA, a French investment banking/financial services firm, of which a minority share of ownership is publicly traded on the Euronext exchange in Paris. Vaughan Nelson is headquartered at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson has approximately $12.6 billion in assets under management as of June 30, 2016, in equity and fixed income strategies with its fixed income portfolio management team managing $2.8 billion in assets.

Listed below, effective June 30, 2016, are the portfolio managers responsible for making day-to-day investment decisions for The Commodity Returns Strategy Portfolio.

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OTHER ACCOUNTS MANAGED — TOTAL (as of June 30, 2016)

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Steve Henriksen	0	$0	0	$0	155	$2,948 million
Charles Ellis	0	$0	0	$0	155	$2,948 million
Blanca Garza-Bianco	0	$0	0	$0	155	$2,948 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Steve Henriksen	0	$0	0	$0	0	$0
Charles Ellis	0	$0	0	$0	0	$0
Blanca Garza-Bianco	0	$0	0	$0	0	$0

CONFLICTS OF INTERESTS.

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Vaughan Nelson has adopted policies and procedures to mitigate the effects of each of these conflicts.

COMPENSATION.

The compensation program at Vaughan Nelson is designed to align the interests of portfolio management professionals with the interests of clients and Vaughan Nelson by retaining top-performing employees and creating incentives to enhance Vaughan Nelson’s long-term success.

Compensation of portfolio management professionals includes a fixed base salary, a variable bonus and deferral plan and a contribution to the firm’s retirement plan.

All portfolio management professionals (at the discretion of the Compensation Committee of the Vaughan Nelson Board) participate in the variable bonus and deferral plan component which, as a whole, is based upon a percentage of Vaughan Nelson’s net profit. Each portfolio management professional’s participation in the variable bonus and deferral plan is based upon many factors, including but not limited to

•	Performance of the strategy managed (both absolute and relative to peers)

•	Amount of revenue derived from the strategy managed

•	Contribution to the development and execution of the firm’s investment philosophy and process

•	Participation and effectiveness in performing client service activities and marketing initiatives

The degree to which any one factor influences participation in the bonus pool will vary between individuals and over time. A portion of the variable bonus is subject to deferral and each participant has the option to invest the deferral into Vaughan Nelson managed product(s) while it vests. Each year’s deferral is paid out over a period of three years. Payments are conditioned upon compliance with non-compete and non-solicitation arrangements.

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The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to the IRS limits) and such percentage is the same for all firm personnel. Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer.

There is no distinction for purposes of compensation between the Fund and any other accounts managed.

Wellington Management Company LLP - (“Wellington Management”) services as the Specialist Manager for The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2016, Wellington Management had investment management authority with respect to approximately $969 billion in assets.

Listed below is the portfolio manager responsible for making day-to-day investment decisions for The Real Estate Securities Portfolio.

Bradford D. Stoesser, Managing Director and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

Mr. Stoesser also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of June 30, 2015, is set forth below.

THE REAL ESTATE SECURITIES PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS
Bradford D. Stoesser	6	$126,956,752	24	$340,614,375	60	$1,169,750,419

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS
Bradford D. Stoesser	0	$—	1	$29,197,382	7	$135,261,827

Listed below, effective January 1, 2016, are the portfolio managers responsible for making day-to-day investment decisions for The Commodity Returns Strategy Portfolio.

Jay Bhutani and David A. Chang, CFA are primarily responsible for the day-to-day management of the assets of the Portfolio.

These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of June 30, 2016, is set forth below.

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COMMODITY RETURNS STRATEGY PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Bhutani	3	$170,449,531	4	$515,494,219	1	$743
David A. Chang, CFA	0	$—	18	$3,867,195.957	3	$251,976,032

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Bhutani	0	$—	0	$—	0	$—
David A. Chang, CFA	0	$—	2	$283,900,688	1	$111,288,387

CONFLICTS OF INTERESTS. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolios. The Portfolio Managers make investment decisions for each account, including each Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Portfolio.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Portfolio, or make investment decisions that are similar to those made for the relevant Portfolio, both of which have the potential to adversely impact the relevant Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolios. Messrs. Chang and Stoesser also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

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COMPENSATION. Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Investment Subadvisory Agreements between Wellington Management and HC Capital Trust on behalf of each Portfolio. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Portfolio. The following information is as of June 30, 2016.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salaries for the other Portfolio Managers are determined by the Portfolio Managers’ experience and performance in their roles as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in five-year performance comparison period, which will be fully implemented by December 31, 2016. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Chang is a Partner.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Commodity Returns Strategy Portfolio – Commodities	S&P GSCI Commodity Equal Sector Weighted Index

Commodity Returns Strategy Portfolio – Global Natural Resources	MSCI World Paper & Forest Products (10%), MSCI World Metals & Mining (30%) and MSCI World Energy (60%) until 4/30/2015; effective 5/1/2015, MSCI All-Country World Energy Index (65%) and MSCI All-Country World Metals & Mining Index (35%)

Real Estate Securities Portfolio	Dow-Jones U.S. Select Real Estate Securities Index

Western Asset Management Company (“WAMCO”) WAMCO serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. S. Kenneth Leech, Anup Agarwal, Ian Justice, and Harris Trifon are responsible for making day-to-day investment decisions for the portion of the Portfolio allocated to WAMCO. Messrs. Leech, Agarwal, Justice, and Trifon also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
S. Kenneth Leech	108	$185,100 million	272	$89,491 million	611	$181,083 million
Anup Agarwal	5	$3,581 million	21	$6,087 million	53	$7,069 million
Ian Justice	—	n/a	—	n/a	—	n/a
Harris Trifon	—	n/a	—	n/a	—	n/a

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
S. Kenneth Leech	—	n/a	7	$1,549 million	68	$18,771 million
Anup Agarwal	—	n/a	3	$234 million	—	n/a
Ian Justice	—	n/a	—	n/a	—	n/a
Harris Trifon	—	n/a	—	n/a	—	n/a

CONFLICTS OF INTEREST. WAMCO has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. WAMCO’s team approach to portfolio management and block trading approach works to limit this potential risk.

The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.

WAMCO may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

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COMPENSATION. At WAMCO, one compensation methodology covers all products and functional areas, including portfolio managers. The Firm’s philosophy is to reward its employees through Total Compensation. Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one’s group and the Firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Firm and portfolio strategy, and communication with clients. In reviewing investment performance, one, three, and five year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectuses, each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Fixed Income Opportunity Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio and the Catholic SRI Growth Portfolio will declare and distribute dividends from net investment income on a quarterly basis. The International Equity Portfolio and The Institutional International Equity Portfolio will declare dividends semi-annually. The Emerging Markets Portfolio will declare dividends annually. Income dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.

TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TAX TREATMENT OF THE PORTFOLIOS. Each Portfolio of the Trust will be treated as a separate corporate entity under the Code and intends to qualify and continue to qualify as a RIC. A Portfolio that qualifies as a RIC under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the Portfolio timely distributes to the Portfolio’s shareholders. Each Portfolio will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year, a Portfolio (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes an amount at least equal to the sum of 90% of the Portfolio’s investment company taxable income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) computed without regard to the dividends-paid deduction and 90% of its net tax-exempt income for such year (the “Distribution Requirement”), the Portfolio itself will not be subject to federal income taxes to the extent the Portfolio’s net investment income and the Portfolio’s net realized capital gains, if any, are distributed to the Portfolio’s shareholders. The first requirement for RIC qualification is that the Portfolio must receive at least 90% of the Portfolio’s gross income each year from “qualifying income” (the “90% Test”). Qualifying income includes dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities, and foreign currencies, and net income derived from interests in qualified publicly traded partnerships. Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from “securities” for purposes of the 90% Test. A second requirement for qualification as a RIC is that a Portfolio must diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year: (a) at least 50% of the market value of the Portfolio’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

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If a Portfolio fails to satisfy the 90% Test or the Asset Test in any taxable year, the Portfolio may be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to the failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Portfolio corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Portfolio may be required to dispose of certain assets. If these relief provisions were not available to a Portfolio and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Under such circumstances, Portfolio distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and lower tax rates on qualified dividend income received by noncorporate shareholders, if certain requirements are met. To requalify for treatment as a RIC in a subsequent taxable year, the Portfolio would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Portfolio failed to qualify for tax treatment as a RIC. If a Portfolio fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Portfolio -level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

If a Portfolio meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed (less any available capital loss carryovers). The Portfolio may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Portfolio on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be required to increase their tax basis, for federal income tax purposes, in their shares in the Portfolio by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Each Portfolio will generally be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Portfolio intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Portfolio may carry net capital losses from any taxable year forward to offset capital gains in future years. Unused net capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Portfolio prior to the expiration of the carryforwards. If a Portfolio has a net capital loss for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Post-2010 Losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss, and such carryforwards must be utilized before the Portfolio can utilize carryforwards of Pre-2011 Losses. Generally, the Portfolio may not carry forward any losses other than net capital losses. Under certain circumstances, the Portfolio may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Each Portfolio intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Portfolio shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.

TAX TREATMENT OF DISTRIBUTIONS. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits and a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

The Portfolio may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net short-term or long-term capital gain realized by the Portfolio (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

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Ordinary income dividends reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain provided certain holding period requirements are met. Income derived from investments in derivatives, fixed income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from U.S. corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in alternative minimum taxable income calculation. Income derived by the Portfolio from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

TAX TREATMENT OF CERTAIN DEBT INSTRUMENTS. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a portfolio may be included for tax purposes in the portfolio’s gross income, even though no cash attributable to such gross income has been received by the portfolio. In such event, the portfolio may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the portfolio may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the portfolio and additional capital gain distributions to portfolio shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a portfolio may cause amounts previously distributed in the taxable year as income to be characterized as a return of capital.

TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. Certain of the Portfolios may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by a

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Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.

Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.

Under the Code, dividends or gains derived by a Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to address the tax consequences described above, those Portfolios authorized to invest in foreign securities will report investments in PFICs, or will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolios to recognize ordinary income each year with respect to those investments.

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.

TAX TREATMENT OF COMMODITY-LINKED STRUCTURED NOTES. The status of commodity-linked structured notes under tests to qualify as a RIC under the Code is not certain. As described above, in order to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must satisfy the 90% Test and derive at least 90% of its income from qualifying income. The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute “qualifying income” under the Code. If the commodity-linked instruments in which the Portfolio invests are not regarded as producing qualifying income, then the Portfolio would fail to qualify as a RIC. In lieu of potential disqualification, the Portfolio is permitted to pay a tax for certain failures to satisfy the 90% Test, which, in general, are limited to those due to reasonable cause and not willful neglect.

TAX TREATMENT OF SHARES OF THE SUBSIDIARIES. Certain income from commodity-linked swaps and certain other commodity-linked derivatives does not constitute qualifying income for purposes of the 90% Test described above, meaning that the Portfolio may not receive more than 10% of its gross income from direct investments in such instruments. However, The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiaries will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiaries were not considered to be qualifying income, the Portfolio would fail to qualify as a RIC.

In addition, to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must satisfy several diversification requirements, including Asset Test, described above. In order to satisfy the Asset test, The Commodity Returns Strategy Portfolio may not invest any more than 25% of the value of its assets in the Subsidiaries. Absent this requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.

The Subsidiaries will be treated as controlled foreign corporations (“CFCs”). The Commodity Returns Strategy Portfolio will be treated as a “U.S. Shareholder” of the Subsidiaries. As a result, the Portfolio will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiaries’ “subpart F income,” whether or not such income is distributed by the Subsidiaries. It is expected that all of the Subsidiaries’ income will be “subpart F income.” The Portfolio’s recognition of the Subsidiaries’ “subpart F income” will increase such Portfolio’s tax basis in its Subsidiaries. Distributions by the Subsidiaries to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Subsidiaries. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiaries’ underlying income, and will not be qualified dividend income eligible for taxation at long-term capital gain rates. If a net loss is realized by the Subsidiaries, such loss is not generally available to offset the income earned by the Portfolio.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long-term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. An equity U.S. REIT, and in turn a Portfolio, may distribute excess cash to shareholders in

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the form of a return of capital distribution. Any return of capital will reduce a shareholder’s tax basis in portfolio shares and, to the extent such basis is exceeded, will generally give rise to capital gains. If a U.S. REIT fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates and the dividends would be taxable to shareholders, like the Portfolio, as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

An investment by a Portfolio in a non-U.S. REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes (which may be reduced or eliminated under certain tax treaties), transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A portfolio’s pro rata share of any such taxes will reduce the portfolio’s return on its investment. A portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC. Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties.

The Real Estate Securities Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are “taxable mortgage pools”. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or, possibly, equity interests in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as The Real Estate Securities Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses, (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (such as a government or governmental agency, a tax-exempt organization not subject to UBIT and certain other organizations) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Specialist Manager does not intend to invest a substantial portion of The Real Estate Securities Portfolio’s assets in REITs which generate excess inclusion income.

Typically, shareholders in the Portfolio will receive a statement that shows the tax status of distributions you received the previous year. The Portfolio may at times find it necessary to reclassify income after it issues shareholder’s tax information reporting statement. This can result from rules in the Code that effectively prevent regulated investment companies such as the Trust from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Portfolio has received on its investments, particularly in REITs, during the prior calendar year. Prior to issuing statements, the Trust makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. The Portfolio may obtain an extension of time, of up to one month, to send shareholders in the Portfolio shareholder’s original tax information reporting statement in order to ascertain that the tax status of distributions received are correctly categorized; or the Portfolio will send affected shareholders corrected tax information reporting statement to reflect reclassified information after the Portfolio’s fiscal year end.

SALES OF SHARES. Upon the disposition of shares of a Portfolio (whether by redemption or sale), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Additionally, any loss realized upon the sale or exchange of Portfolio shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. If a Portfolio redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

The Portfolio will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of the Portfolio shares purchased after January 1, 2012 unless you instruct the Portfolio in writing that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO),

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Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Portfolio will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012. Your cost basis election method will be applied to all Portfolio positions for all of your accounts, as well as to all future Portfolio added, unless otherwise indicated by you.

Mutual fund shares acquired prior to January 1, 2012 are not covered by cost basis regulations. When available, average cost will be reported to investors who will be solely responsible for calculating and reporting gains and losses realized on the sale of non-covered securities. This information is not reported to the IRS. All non-covered shares will be depleted before the covered shares, starting with the oldest shares first.

When transferring the ownership of covered shares, you must provide account information for the recipient/account receiving shares and the reason the transfer is taking place (i.e., re-registration, inheritance through death, or gift). If a reason is not provided, the transfer will be defaulted as a transfer due to gift. If the recipient’s existing account or new account will use the Average Cost accounting method, they must accept the shares being transferred at fair market value on the date of the gift or settlement if the shares should be transferred at a loss. For transfers due to Inheritance on accounts with Joint Tenants with Rights of Survivorship (JWROS), unless you instruct us otherwise by indicating the ownership percentage of each party, the shares will be split equally with the basis for the decedent’s portion determined using the fair market value of the date of death and the other portions maintaining the current cost basis.

The Portfolios are also required to report gains and losses to the IRS in connection with the redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Portfolio that it is a C corporation in its account application or by written instruction, the Portfolio will treat the shareholder as an S corporation and file a Form 1099-B.

FOREIGN SHAREHOLDERS. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for: (a) capital gain dividends reported by the Portfolio to shareholders as such and paid by the Portfolio from its net long-term capital gains, other than long-term capital gains realized on the disposition of U.S. real property interest as discussed below (unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year), (b) short-term capital gain dividends reported by the Portfolio to shareholders as such and paid by the Portfolio from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interest, and (c) interest-related dividends reported by the Portfolio to shareholders as such and paid from its qualified net interest income from U.S. sources.

However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. The Real Estate Securities Portfolio may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Portfolio’s non-U.S. shareholders and may require the non-U.S. shareholder to file a U.S. tax return. Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in USRPI, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.

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HISTORY OF THE TRUST AND OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of twenty-two investment portfolios, each with a different objective and differing investment policies. Each Portfolio except, The Real Estate Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, is diversified, as that term is defined in the Investment Company Act. The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in the Prospectuses, shares of the Trust will be fully paid and non-assessable.

The Trust is authorized to issue two classes of shares in each of its Portfolios. HC Strategic Shares and HC Advisors Shares have identical rights and preferences. The differences between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts, and the HC Advisors Shares have service fees not applicable to the HC Strategic Shares.

As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS. The table below shows the name and address of record of each person known to the Trust to hold, as of record or beneficially, 5% or more of shares of the Trust as of August 3, 2016. Persons who owned of record or beneficially more than 25% of a Portfolio’s outstanding shares may be deemed to control the Portfolio within the meaning of the 1940 Act. The nature of ownership for each position listed is “Record” unless otherwise indicated. Hirtle Callaghan & Co., LLC (of which the Adviser is a division) may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust’s Portfolios, with respect to which shares Hirtle Callaghan & Co., LLC disclaims beneficial ownership.

Fund/Class	No. of Shares	Percent of the HC Advisors Shares Total Assets Held by the Shareholder
THE VALUE EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	42,987.823	99.72%
THE INSTITUTIONAL VALUE EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	117,194.057	99.85%
THE GROWTH EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	55,904.055	99.77%
THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	127,660.129	99.87%

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Fund/Class	No. of Shares	Percent of the HC Advisors Shares Total Assets Held by the Shareholder
THE SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	5,914.350	98.32%
THE INSTITUTIONAL SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	15,545.989	99.09%
THE COMMODITY RETURNS STRATEGY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	161,625.964	99.93%
THE ESG GROWTH PORTFOLIO
HIRTLE CALLAGHAN & CO LLC
300 BARR HARBOR DRIVE
FIVE TOWER BRIDGE
WEST CONSHOHOCKEN PA 19428	103.303	100.00%
THE INTERNATIONAL EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	222,652.210	99.93%
THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	409,260.706	99.96%
THE EMERGING MARKETS PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	151,862.920	99.96%
THE CORE FIXED INCOME PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	256,351.024	99.95%
THE FIXED INCOME OPPORTUNITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	148,619.534	99.84%

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Fund/Class	No. of Shares	Percent of the HC Advisors Shares Total Assets Held by the Shareholder
THE INFLATION PROTECTED SECURITIES PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
NEWPORT OFFICE CENTER III 5TH FLOOR
499 WASHINGTON BOULEVARD
JERSEY CITY NJ 07310	102.699	100%
THE INTERMEDIATE TERM MUNICIPAL BOND PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	139,797.818	99.91%
THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	39,464.915	100.00%
THE CATHOLIC SRI GROWTH PORTFOLIO
HIRTLE CALLAGHAN & CO LLC
300 BARR HARBOR DRIVE
FIVE TOWER BRIDGE
WEST CONSHOHOCKEN PA 19428	102.401	100.00%

POTENTIAL CONFLICTS OF INTEREST. The Trust, the Adviser and each of the Trust’s Specialist Managers, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.

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PROXY VOTING

The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities (the “Equity Portfolios” and the “Institutional Equity Portfolios”) by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers that serve the Equity Portfolios and the Institutional Equity Portfolios the responsibility for voting proxies received by the respective Portfolios in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by each such Specialist Manager.

It is qualified by the full policy of each Specialist Manager, each of which is available upon request. Information on how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015 is available (1) without charge, upon request, by calling 1-800-242-9596, and (2) on the SEC’s website at http://www.sec.gov.

Advisory Research, Inc. (“Advisory Research”)

Advisory Research is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client’s behalf. Proxy voting is one such service for the following clients: 1) those covered under the Employee Retirement Income Securities Act (“ERISA”) and 2) those non-ERISA clients over which ARI exercises such voting authority. To fulfill these duties, Advisory Research must cast votes in a manner consistent with the best interests of its clients. In accordance with Rule 206(4)6 under the Adviser’s Act, Advisory Research has adopted these policies and procedures.

Advisory Research has engaged Institutional Shareholder Services “ISS”, to provide proxy voting services for clients over which Advisory Research exercises proxy voting authority. Advisory Research has adopted standard proxy voting guidelines, which are applied by ISS to all Advisory Research proxy votes. Advisory Research generally votes in accordance with its proxy voting guidelines; however, in rare circumstances Advisory Research may opt to override the guidelines if it is decided to be the best interest of its clients.

Advisory Research believes that the use of standard proxy voting guidelines and the use of an independent third party, such as ISS, mitigate potential conflicts of interest between Advisory Research and its clients. In addition, Advisory Research has adopted a Code of Ethics, advocating strictly ethical behavior and mandating that all Advisory Research business activities be conducted in the best interest of its clients.

Receipt of Proxy Materials. Proxy materials from issuers, custodians or broker-dealers with respect to any securities held in client accounts are sent generally electronically to Advisory Research in care of ISS. On rare occasions, Advisory Research receives proxy materials from issuers, custodians or broker-dealers through the mail in hard copy form, which are then forwarded to ISS for processing.

Proxy Administration & ISS Oversight. ISS monitors Advisory Research’s client accounts and their ballot activity on an ongoing basis. To assist with this process (and wherever possible), ISS compares holdings quantities provided electronically by Advisory Research with those indicated on each ballot. Discrepancies are generally brought to the attention of the client’s custodian and/or proxy agent (such as Broadridge) as appropriate, but may also be referred to Advisory Research by ISS for additional assistance.

Primarily through its use of the ISS service, Advisory Research uses its best efforts to obtain ballots from its clients custodians and to vote every proxy which it or ISS receives when Advisory Research has been granted the authority to do so. However, there are situations in which Advisory Research or ISS may not be able to process a ballot. For example, if Advisory Research or ISS received a proxy statement in an untimely manner, there may not be sufficient time to process the vote. We believe that the use of a third party service, such as ISS, and our client relationships with multiple custodians reduce the likelihood of this occurring.

Voting Decisions. Votes are generally processed by ISS pursuant to Advisory Research’s accepted proxy voting guidelines. Any recommendations by Advisory Research employees to vote against the guidelines should be brought to the attention of compliance department. Any resulting override shall be documented and then submitted to ISS by compliance personnel. In certain situations, Advisory Research may have a relationship with an issuer that could pose a potential conflict of interest when voting the shares of that issuer on behalf of clients (such as if the issuer is also a Client of Advisory Research). Advisory Research believes that the use of an independent third party, such as ISS, and the use of standard, pre-determined proxy voting guidelines should adequately address possible conflicts of interest in most cases. In unusual cases, such as if an agenda item is not addressed by the standard guidelines or if an Advisory Research employee has recommended a vote against the guidelines, Advisory Research may use other alternative procedures such as engaging a different independent third party to present a recommendation or forwarding the proxies to clients so that they may vote the proxies themselves.

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Record of Votes Cast. Advisory Research has access to voting records for each issue and each client via ISS.

Client Requests for Votes. Although Advisory Research has adopted standard proxy voting guidelines, the client may request that Advisory Research vote proxies for their account in a particular manner. Such requests should be provided to Advisory Research in writing and will be addressed on a case by case basis with the client.

Client Requests for Voting Record. Clients may request proxy voting information. Advisory Research will respond to such requests showing how Client shares were voted on particular issues. The compliance department will maintain a copy of all such requests and responses.

A copy of Advisory Research’s complete proxy voting policy and procedures may be obtained by writing Advisory Research, Inc., 180 N. Stetson Ave., Suite 5500, Chicago, IL, 60601.

Agincourt Capital Management, LLC (“Agincourt”)

Agincourt Capital Management is focused on managing fixed income assets and rarely has the occasion to vote proxies. It is Agincourt’s policy to vote solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them if a proxy vote is required, and the voting rights have not been reserved by the plan fiduciary.

If a proxy that is to be voted by Agincourt is received, it is logged and the materials are then distributed to Agincourt’s Management Team for the specific vote. Upon receipt of their decisions, Agincourt’s Chief Compliance Officer will log the rationales, and vote the proxy as per the decisions, in accordance with the Firm’s Policy and Procedures.

AllianceBernstein L.P. (“AllianceBernstein”)

Rule 206(4)-6 under the Advisers Act places certain requirements on investment advisers who have voting authority over client securities. The rule requires, among other things, that advisers provide their clients with a description of their voting policies and procedures, disclose to clients where they can get a full copy of the policies and procedures and disclose how they can obtain information about how their adviser voted with respect to their securities. Set forth below is a brief description of AllianceBernstein’s proxy voting policies and instructions regarding how clients may obtain proxy voting information. As a registered investment adviser that exercises proxy voting authority over client securities, AllianceBernstein has a fiduciary duty to vote proxies in a timely manner and make voting decisions that are in its clients’ best interests. In this regard, AllianceBernstein has adopted a Statement of Policies and Procedures for Proxy Voting (the “Proxy Voting Policy”).

The Proxy Voting Policy reflects the policies of AllianceBernstein and its investment management subsidiaries. The Proxy Voting Policy is a set of proxy voting guidelines that are intended to maximize the value of the securities in AllianceBernstein’s client accounts. It describes AllianceBernstein’s approach to analyzing voting issues, identifies the persons responsible for determining how to vote proxies and includes AllianceBernstein’s procedures for addressing material conflicts of interest that may arise between AllianceBernstein and its clients relating to proxy voting. In addition AllianceBernstein has adopted a Proxy Voting Manual that provides further detail into AllianceBernstein’s proxy voting process and addresses a range of specific voting issues.

Clients may obtain a copy of the Proxy Voting Policy, AllianceBernstein’s Proxy Voting Manual, as well as information about how AllianceBernstein voted with respect to their securities by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request to AllianceBernstein L.P., Attn: Chief Compliance Officer, 1345 Avenue of the Americas, New York, NY 10105.

Ariel Investments, LLC (“Ariel”)

In accordance with applicable regulations and law, Ariel Investments, LLC (“Ariel”), a federally registered investment adviser, is providing this summary of its Proxy Voting Policies and Procedures (the “Proxy Policies”) concerning proxies voted by Ariel on behalf of each client who delegates proxy voting authority to Ariel and delivers the proxies to us. A client may retain proxy voting powers, give particular proxy voting instructions to us, or have a third party fiduciary vote proxies. Our Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and our internal policies and procedures.

Ariel’s Domestic Strategies

As part of our domestic strategies’ investment process, Ariel places extraordinary emphasis on a company’s management, its Board and its activities. Ariel looks for companies with high quality managements, as represented by their industry experience, and their

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reputations within the community. Furthermore, Ariel strives to invest with management teams who show integrity, candor, and foster open and honest communication with their shareholders. As a result, it is generally Ariel’s policy to vote in favor of proposals recommended by the Board.

Ariel has established general guidelines for voting clients’ proxies. While these generally guide Ariel’s decision-making, all issues are analyzed by the Ariel Analyst who follows the company as well as Ariel’s Director of Research Operations. As a result, there may be cases in which particular circumstances lead Ariel to vote an individual proxy differently than otherwise stated within Ariel’s general proxy voting guidelines. In such cases, Ariel will document its reasoning.

If it is determined that a material conflict of interest may exist, such as a business relationship with a portfolio company, it is Ariel’s policy to generally vote in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”). If, in a conflict situation, Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s Domestic Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and is not the product of a conflict.

Ariel’s International and Global Strategies

With respect to our International and Global strategies (which include U.S. securities), it is generally our policy to vote in accordance with ISS’s voting recommendations. If Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s International/Global Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and not the result of a conflict in those instances where a conflict has been identified.

Voting Limitations

Ariel generally will not vote its clients’ proxies in the following circumstances:

•	For those securities not specifically acquired for a client’s account by Ariel (e.g., if a new Ariel client transferred securities to Ariel and Ariel has not yet sold the securities through the account transition process).

•	In those instances where Ariel receives a meeting notice without enough time to fully process the proxy.

•	For those Ariel clients who engage in securities lending programs through their custodians, and the security is on loan at the record date.

•	In those international markets where share blocking applies due to liquidity constraints.

•	In those international markets requiring the re-registration of the clients’ shares in the underlying clients’ names unless the sub-custodian is able to timely re-register the shares.

•	In those international markets requiring the client’s execution of a power of attorney to permit the sub-custodian to vote the proxy unless the client has provided the requisite power of attorney to the local sub-custodian.

For those proxy votes in which Ariel’s clients held shares on the record date, but no longer held shares on the voting recommendation date, it is generally Ariel’s policy to vote in accordance with ISS’s recommendation.

Ariel may be required to vote shares in securities of regulated companies (such as banks) in conformance with conditions specified by the industry’s regulator. Additionally, the issuer of a security may impose limitations upon Ariel’s ability to vote proxies for its clients. In certain circumstances, this may mean that Ariel will refrain from voting shares.

For each proxy, Ariel maintains records as required by applicable law. Proxy voting information will be provided to clients in accordance with their agreement with us or upon request. A client may request a copy of Ariel’s Proxy Voting Policies and Procedures, or a copy of the specific voting record for their account, by calling Ariel at 1-800-725-0140, or writing to Ariel Investments, LLC at 200 East Randolph Drive, Suite 2900, Chicago, IL 60601.

Artisan Partners Limited Partnership (“Artisan Partners”)

Artisan Partners votes proxies in the manner that, in the judgment of Artisan Partners, is in the economic best interests of the Portfolios. The investment philosophy of Artisan Partners is predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because Artisan Partners generally makes investments in companies in which Artisan Partners has confidence in the management, the firm generally votes proxies in accordance with management’s recommendation, but may vote against management if, in the judgment of Artisan Partners, the proposal would not enhance shareholder value. In some non-U.S. markets, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates. Generally, Artisan Partners does not vote proxies in those jurisdictions in which doing so might impair Artisan Partners’ ability to implement investment decisions. In order to ensure that material conflicts of interest have not influenced Artisan Partners’ voting process, Artisan Partners has implemented a process to identify such conflicts, document voting decisions where such conflicts are deemed to exist and to review such votes.

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The Boston Company Asset Management, LLC (“TBCAM”)

TBCAM, through its participation on BNY Mellon’s Proxy Voting and Governance Committee (the “Committee”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, TBCAM seeks to act solely in the best financial and economic interest of the applicable client. TBCAM will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. TBCAM generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. TBCAM will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, TBCAM will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The Committee will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

TBCAM recognizes its duty to vote proxies in the best interests of its clients. TBCAM seeks to avoid material conflicts of interest through its participation in the Committee, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by third party vendors, and without consideration of any client relationship factors. Further, TBCAM and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the Committee, if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, are referred to the Committee for discussion and vote. Additionally, the Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. With regard to voting proxies of foreign companies, TBCAM weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the Committee typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the Committee evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The Committee generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the Committee believes is detrimental to shareholders.

TBCAM will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, TBCAM will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.

Breckinridge Capital Advisors, Inc. (“BCA”)

Proxy ballots are not typically issued for bonds. Therefore, BCA anticipates minimal to no proxy voting activity in our client accounts. Nonetheless, BCA has adopted written proxy voting policy and procedures that dictate the manner in which the firm processes and votes proxy ballots received on behalf of client accounts. For those clients who have delegated proxy voting authority to BCA, the firm seeks to vote proxies in the client’s best interest. BCA has clients who will hold securities or transfer securities into their accounts, but such securities are not managed by BCA. BCA will not vote proxy ballots for any security that is not managed by us.

BCA is an investment management firm with no affiliates or subsidiaries, or other lines of business outside of investment management. As such, BCA does not expect there to be many material conflicts of interests with regards to our proxy voting activities. Nevertheless, if we determine that BCA is facing a conflict of interest in voting a proxy, BCA will review the conflict to determine materiality and if appropriate, engage a competent third party, at our expense, who will determine the vote that they believe will be in the best interest of the stakeholders. As an added protection, the third party’s decision is binding.

BCA will furnish a copy of its proxy voting policy to each client upon requests. Clients also can request a copy of their proxy voting records by contacting BCA’s Compliance Department.

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Cadence Capital Management LLC (“Cadence”)

Cadence typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, Cadence’s primary objective is to make voting decisions solely in the best economic interests of its clients. Cadence will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Cadence has retained an independent third-party service provider, Institutional Shareholder Services (ISS), to assist in providing research, analysis and voting recommendations on corporate governance issues as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in Cadence’s handling of proxy voting responsibilities.

Cadence has adopted ISS’ written Proxy Voting Summary Guidelines (the “Proxy Guidelines”). The Proxy Guidelines are reasonably designed to ensure that Cadence is voting in the best interest of its clients. The Proxy Guidelines reflect Cadence’s general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client’s request, Cadence may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, Cadence may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. Cadence may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, Cadence may refrain from voting a proxy on behalf of its clients’ accounts due to de minimus holdings, impact on the portfolio, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate, failures by ADP or a client’s custodian to forward proxies in a timely manner and inability to vote proxies due to securities lending arrangements. Such proxies are voted on a best-efforts basis.

Cadence may have conflicts of interest that can affect how it votes its clients’ proxies. For example, Cadence or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which Cadence votes its clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, Cadence’s Chief Compliance Officer is responsible for addressing how Cadence resolves such material conflicts of interest with its clients. To obtain a copy of the Policy Guidelines or to obtain information on how your account’s securities were voted, please contact your account representative.

Causeway Capital Management LLC (“Causeway”)

Causeway votes the proxies of companies owned by clients who have granted Causeway voting authority. Causeway votes proxies solely in the best interests of clients in accordance with its Proxy Voting Policies and Procedures. Causeway’s policies and procedures are designed to ensure, to the extent feasible, that votes cast are consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution.

Causeway recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s proposals or positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless deemed excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally votes against anti-takeover mechanisms and generally opposes cumulative voting and attempts to classify boards of directors. Causeway votes other matters—including equity -based compensation plans—on a case-by-case basis.

Causeway’s interests may conflict with clients on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway’s chief operating officer in consultation with the general counsel and chief compliance officer shall determine if a vote involves a material conflict of interest. If so, Causeway will either (i) obtain instructions or consent from the client on voting; (ii) or will vote in accordance with a “for” or “against” or “with management” guideline if one applies; or (iii) if no such guideline applies, Causeway will follow the recommendation of an independent third party such as Institutional Shareholder Services (“ISS”). If Causeway seeks to follow the recommendation of a third party, the chief operating officer will assess the party’s capacity and competency to analyze the issue, as well as the party’s ability to identify and address conflicts of interest it may have with respect to the recommendation.

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To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, such as ISS, proxy voting staff will review the third party’s disclosures of significant relationships, and proxy votes involving issuers where a significant relationship has been identified by the proxy research provider will be reviewed by the chief operating officer.

Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway’s ability to vote. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

City of London Investment Management Company Limited (“CLIM”)

CLIM has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). CLIM’s authority to vote the proxies of its clients, including clients subject to ERISA, is established by advisory contracts or comparable documents.

As a significant long-term investor in closed-end funds, CLIM seeks to promote growth in the industry by encouraging closed-end funds to make their products more attractive to investors. Good corporate governance is a vital element of CLIM’s process. CLIM’s approach to corporate governance is a collective process involving the investment management teams located in each of the firm’s five offices. CLIM reviews each proxy and generally votes consistent with the firm’s written Statement on Corporate Governance and Voting Policy for Closed-End Funds. All proxy votes are ultimately cast on a case-by-case basis.

CLIM values the right to vote but may abstain as a result of a conscious decision. However, CLIM cannot vote in instances where proxy materials are not received on a timely basis from a client-appointed custodian or due to administrative matters beyond CLIM’s control.

CLIM reviews each proxy to assess the extent, if any, to which there may be a material conflict between the interests of clients on the one hand and CLIM’s interests (including those of our directors, employees and other similar persons) on the other hand (a “potential conflict”). CLIM performs this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy does not indicate that a potential conflict exists with respect to any other proposal in such proxy. If CLIM determines that a potential conflict may exist, it will promptly report the matter to the Compliance Department. The Compliance Department will determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of clients (excluding any client that may have a potential conflict).

Unless otherwise established with a client in writing, CLIM is responsible for voting all proxies related to securities that it manages for clients. A client may from time to time direct CLIM in writing to vote proxies in a manner that is different from the guidelines set forth in CLIM’s Proxy Voting Policies and Procedures. CLIM will follow such written direction for proxy votes only after receipt of such written direction.

Clients may obtain a copy of CLIM’s proxy voting policy and/or proxy voting record upon request from their usual contact at the Firm or upon request at info@citlon.co.uk or client.servicing@citlon.com.

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Fort Washington Investment Advisors, LLC (“Fort Washington”)

Fort Washington’s policy is to vote proxies in the best interests of the Portfolio at all times. Fort Washington has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of the Portfolio in accordance with its fiduciary duties and SEC rules governing investment advisers. Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

•	maintain or strengthen the shared interests of stockholders and management;

•	increase shareholder value; and

•	maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above. Where Fort Washington perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company’s securities, it will generally vote against it. Fort Washington generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless we believe such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, Fort Washington’s voting position will generally favor not interfering with the directors’ proper function in the interest of all shareholders.

Fort Washington may delegate its responsibilities under its proxy voting procedures to a third party, provided that Fort Washington retains final authority and fiduciary responsibility for proxy voting. Fort Washington has retained Institutional Shareholder Services (“ISS”) to assist it in the proxy voting process and will use ISS’ proxy voting guidelines as a resource in its proxy voting.

Fort Washington will review proxies to assess the extent, if any, to which there may be a material conflict between it and the interests of the Portfolio. If Fort Washington determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee. The Proxy Voting Committee is authorized to resolve any conflict in a manner that is in the collective best interests of the Portfolio (excluding a potential conflict). The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

•	If the proposal is specifically addressed in the proxy voting procedures, Fort Washington may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on Fort Washington’s part;

•	Fort Washington may engage an independent third party to determine how the proxy should be voted;

•	Fort Washington may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

Frontier Capital Management Company, LLC (“Frontier”)

Frontier seeks to vote proxies to maximize the long-term value of its clients’ assets and to cast votes that it believes to be fair and in the best interest of the affected client(s).

Frontier has contracted with Glass Lewis & Co. (“Glass Lewis”) to provide assistance in voting proxies for its clients. Glass Lewis provides Frontier with vote recommendations according to pre-determined proxy voting guidelines and acts as agent for the proxy voting process.

Under normal circumstances, Frontier is not expected to exercise its voting discretion or to override Glass Lewis’s vote recommendations. This removes any conflicts of interest Frontier may have that may affect how it votes on an issuer’s proxy, such as when Frontier votes a proxy solicited by an issuer who is a client of Frontier’s or with whom Frontier has another business or personal relationship.

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In instances in which Frontier wishes to override Glass Lewis’s vote recommendations, Frontier’s Proxy Voting Committee, or an employee delegated by the Committee, will determine whether a material conflict of interest exists. If such a conflict does exist, then the Proxy Voting Committee may elect to vote the proxy in accordance with Glass Lewis’s recommendations or it will not take into consideration the conflicting relationship and will vote in the clients’ best interest. If the Committee determines that a material conflict does not exist, then Frontier will vote the proxy in its discretion.

IronBridge Capital Management LP (“IronBridge”)

IronBridge has engaged a third-party vendor, Institutional Shareholder Services Inc. (“ISS”), to vote proxy statements and maintain all proxy records with respect to its clients. Proxy ballots will be voted in accordance with ISS voting guidelines. Due to the fact that ISS is an independent, qualified third party, IronBridge believes that votes by ISS are not, and cannot be, a product of a conflict of interest.

Jennison Associates LLC (“Jennison”)

Jennison Associates LLC Proxy Voting Policy Summary

Conflicts of interest may also arise in voting proxies. Jennison Associates LLC (“Jennison”) has adopted a proxy voting policy to address these conflicts.

Jennison actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client. Secondary consideration is permitted to be given to the public and social value of each issue. For purposes of this policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any vote that represents a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflict exists.

In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.

In an effort to discharge its responsibility, Jennison has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, Jennison has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. Jennison will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to Jennison as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while Jennison may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor Jennison’s Guidelines. The proxy voting vendor will cast votes in accordance with Jennison’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if Jennison has accepted direction from a Client, in accordance with the Client’s Guidelines.

In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e., “wrap”) where the securities are not held elsewhere in the firm, Jennison has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Jennison’s guidelines. Additionally, in those circumstances where no specific Jennison guideline exists, Jennison will vote using the recommendations of the proxy voting vendor.

For securities on loan pursuant to a client’s securities lending arrangement, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if possible, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, the process must be initiated PRIOR to the record date of the proxy. This is extremely difficult to accomplish as Jennison is rarely made aware of the record date in advance.

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It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.

These procedures are intended to provide Jennison with the reasonable assurance that all clients’ accounts are being treated fairly so that no one client’s account is systematically advantaged.

Lazard Asset Management LLC (“Lazard”)

Information Regarding Lazard’s Proxy Voting Policies

A. Introduction

Lazard Asset Management LLC (Lazard) is a global investment firm that provides investment management services for a variety of clients. As a registered investment advisor, Lazard has a fiduciary obligation to vote proxies in the best interests of our clients. Lazard’s Proxy Voting Policy (the “Policy”) has been developed with the goal of maximizing the long term shareholder value of our clients’ portfolios. Lazard does not delegate voting authority to any proxy advisory service, but rather retains complete authority for voting all proxies delegated to it. Our policy is generally to vote all meetings and all proposals; and generally to vote all proxies for a given proposal the same way for all clients—we do not “split vote” an agenda. We also have defined policies and procedures to address and mitigate any actual or perceived conflicts of interest relating to our proxy voting.

B. Proxy Voting Procedures

Lazard’s proxy-voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and the Proxy Committee . The Proxy Committee meets at least annually to review Lazard’s Proxy Voting Policy and to evaluate potential enhancements. Meetings may be convened more frequently (for example, to discuss a specific proxy voting proposal) as requested by the manager of ProxyOps or at the request of any member of the Proxy Committee. A representative of our Legal/Compliance Department is present at all Proxy Committee meetings.

Lazard currently subscribes to advisory and other proxy voting services provided by Institutional Shareholder Services (ISS) and by Glass, Lewis & Co. (Glass Lewis). These proxy advisory services provide independent analysis and recommendations regarding various companies’ proxy proposals. The Glass Lewis and ISS research and voting recommendations are made available to the Lazard investment professionals responsible for our voting a company’s proxy. While this research serves to help improve our understanding of the issues surrounding a company’s proxy proposals, Lazard’s investment professionals are responsible to provide the vote recommendation for a given proposal. Voting for each agenda of each meeting is instructed specifically by Lazard in accordance with our voting policy; we do not employ outside service(s) to vote on our behalf.

ISS additionally serves as our proxy voting facilitator, and is responsible for processing of ballots received, dissemination of Lazard’s vote instructions, and additionally provides our recordkeeping and reporting.

ProxyOps distributes a company’s requests for vote instructions to the appropriate investment professionals, which typically includes the research analyst and/or portfolio manager/analyst responsible for research coverage of the company. Lazard believes these investment professionals have the greatest insight as to how to vote proxies in the best interests of our clients.

Lazard votes on behalf of our clients according to “Approved Guidelines” issued by the Proxy Committee. The Approved Guidelines determine whether a specific agenda item should be voted ‘For’, ‘Against,’ or is to be considered on a case-by-case basis. ProxyOps confirms that all vote instructions are in consistent with our approved voting guidelines. These guidelines are reviewed by the ProxyOps Manager and the Proxy Committee on an annual basis.

The investment professional provides the vote recommendation in accordance with the Approved Guidelines. Any exceptions to this, which are rare, require approval from the Proxy Committee. In this case, the investment professional must provide detailed rationale for their recommendation, and the Proxy Committee will then determine whether or not that vote recommendation is to be accepted and applied to the specific meeting’s agenda.

Case-by-case agendas are evaluated by Lazard investment professionals based on the specific facts relevant to an individual company. The Lazard investment professional formulates their vote recommendation based on their research of the company and their evaluation of the specific proposal. The analyst will assess the relevant factors in conjunction with the analysis of the company’s management and business performance. The investment professional may engage with the company’s executives or board members to improve our understanding of a proxy proposal and/or to provide our advice on how a company can enhance their corporate governance practices.

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ProxyOps confirms that all vote instructions are in accordance with Lazard’s Proxy Voting Policy and guidelines, and will then enter the vote instructions for inclusion in the meeting’s tabulation.

C. Conflicts of Interest

ProxyOps monitors all proxy votes for potential conflicts of interest that could be viewed as influencing the outcome of Lazard’s voting decision, such as:

•	Lazard manages the company’s pension plan

•	The shareholder proponent of a proposal is a Lazard client

•	A Lazard employee sits on a company’s board of directors

•	Lazard serves as financial advisor or provides other investment banking services to the company

•	A Lazard employee has a material relationship with the company

“Conflict Meetings” are voted in accordance with the Lazard Approved Guidelines. Case-by-case proposals are voted based on the vote recommendations of one or both of our proxy research providers, ISS and Glass Lewis.

D. Voting Exceptions

It is Lazard’s intention to vote all proposals at every meeting. However, there are instances when our voting is not practical or is not, in our view, in the best interests of our clients; shares held on loan and shares subject to liquidation impediment are two such circumstances where the benefit of voting can be significantly compromised.

Mellon Capital Management Corporation (“Mellon Capital”)

Mellon Capital, through its participation on The Bank of New York/Mellon Corporation’s Proxy Policy Committee, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Mellon Capital generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Mellon Capital will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals.

On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for The Bank of New York/Mellon Corporation securities and affiliated mutual fund securities.

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Pacific Investment Management Company LLC (“PIMCO”)

DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights (collectively, “proxies”) are exercised in the best interests of accounts.

With respect to the voting of proxies relating to equity securities, PIMCO has selected an unaffiliated third party proxy research and voting service (“Proxy Voting Service”), to assist it in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to PIMCO as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines that have been approved by PIMCO. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Proxy Voting Service. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, PIMCO may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed income securities, PIMCO’s fixed income credit research group (the “Credit Research Group”) is responsible for researching and issuing recommendations for voting proxies. With respect to each proxy received, the Credit Research Group researches the financial implications of the proxy proposal and makes voting recommendations specific for each account that holds the related fixed income security. PIMCO considers each proposal regarding a fixed income security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Credit Research Group. In the event that the Credit Research Group does not provide a recommendation with respect to a proposal, PIMCO may determine to vote the proposal directly.

PIMCO may determine not to vote a proxy for an equity or fixed income security if: (1) the effect on the applicable account’s economic interests or the value of the portfolio holding is insignificant in relation to the account’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In the event that the Proxy Voting Service or the Credit Research Group, as applicable, does not provide a recommendation or the portfolio managers of a client account propose to override a recommendation by the Proxy Voting Service, or the Credit Research Group, as applicable, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable account or among PIMCO-advised accounts. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable client account, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Conflicts Committee and/or other relevant procedures approved by PIMCO’s Legal and Compliance department with respect to specific types of conflicts. With respect to material conflicts of interest between one or more PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each client account’s best interests if the conflict exists between client accounts managed by different portfolio managers.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. PIMCO’s Proxy Policy, and information about how PIMCO voted a client’s proxies, is available upon request.

Parametric Portfolio Associates LLC (“Parametric”)

Parametric acts as a discretionary investment adviser for various clients, which may include clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). While Parametric’s standard policy is to not vote proxies for clients, the firm’s authority to vote proxies or act with respect to other shareholder actions may be established through the delegation of discretionary authority under an investment advisory contract. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, in the investment management agreement or in a supplemental written communication, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, Parametric will vote all

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proxies and act on all other actions in a timely manner as part of the firm’s full discretionary authority over client assets in accordance with the proxy voting policies and procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings and class actions.

For proxies voted by Parametric, the firm receives proxies and votes them in a timely manner and in a manner consistent with the determination of the client’s best interests. Each proxy issue will be considered individually. Proxy voting may be different for different types of clients. Although many proxy proposals can be voted in accordance with established guidelines (the “Guidelines”), it is recognized that some proposals require special consideration which may dictate that an exception is made to the Guidelines.

Parametric will review all proxy proposals for conflicts of interest as part of the overall vote review process. Where a proxy proposal raises a material conflict between Parametric’s interests and a client’s interest, the firm will resolve such a conflict in one or more of the following manners: vote in accordance with the Guidelines; obtain consent of clients; and/or client directive to use an independent third party. To the extent that Parametric has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the firm will vote in accordance with the pre-determined voting policy. To the extent that Parametric has discretion to deviate from the Guidelines with respect to the proposal in question, the firm will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. If a client does not respond to such a conflict disclosure request or denies the request, Parametric will abstain from voting the securities held by the client’s account. Lastly, a client may, in writing, specifically direct Parametric to forward all proxy matters in which the firm has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation. When the independent third party’s recommendations are received on a timely basis, Parametric will vote all such proxies in accordance with the third party’s recommendation; whereas, if the third party’s recommendations are not received in a timely manner, Parametric will abstain from voting the securities held by that client’s account.

Pzena Investment Management LLC (“Pzena”)

Pzena subscribes to Institutional Shareholder Services (“ISS”) proxy monitoring and voting agent service. However, Pzena retains ultimate responsibility for instructing ISS how to vote proxies on behalf of a Portfolio, and applies its own proxy voting guidelines, which are summarized below. If Pzena does not issue instructions for a particular vote, ISS will vote in accordance with Pzena’s guidelines or with management if Pzena’s guidelines do not address the proxy item. If it appears that a material conflict of interest has arisen, Pzena’s Chief Compliance Office will convene a meeting of its proxy voting committee to determine whether a conflict of interest exists and how that conflict should be resolved.

Pzena’s general positions on various proposals are as follows:

Director Matters – Pzena evaluates director nominees individually and as a group based on its own assessments and ISS’ recommendations. Pzena generally withholds votes from any insiders on audit, compensation or nominating committees, and from any insiders and affiliated outsiders with respect to boards that do not have majority independent directors.

Shareholder Rights – Pzena generally opposes classified boards and any other proposals designed to eliminate or restrict shareholders’ rights. Pzena supports anti-takeover measures that are in the best interests of shareholders, but opposes poison pills and other anti-takeover measures that entrench management or thwart the maximization of investment returns.

Compensation and Benefits Plans – Pzena generally supports incentive plans under which 50% or more of the shares awarded to top executives are tied to performance goals. Pzena votes against golden parachute or other incentive compensation arrangements which it deems excessive or unreasonable, which it considers to be significantly more economically attractive than continued employment, or which are triggered solely by the recipient (e.g. resignation).

Auditors – Pzena generally votes with management with respect to the appointment of auditors, so long as management is in compliance with current regulatory requirements focused on auditor independence and improved Board and committee representation.

RBC Global Asset Management (UK) Limited (“RBC GAM”)

RBC GAM has adopted the Royal Bank of Canada Global Asset Management group (the “RBC GAM group”) Proxy Voting Policy and Guidelines and the related procedures which apply to all funds and client accounts over which the RBC GAM group entities have been delegated the authority to vote proxies.

The Proxy Voting Guidelines are comprehensive and set out detailed guidelines on areas that include (i) structure and independence of the board of directors; (ii) management and director compensation; (ii) takeover protection; (iii) shareholder rights and (iv) environmental and social shareholder proposals. The Proxy Voting guidelines are reviewed and updated on an annual basis as corporate governance best practice evolves.

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A Proxy Voting Committee has been formed and is responsible for: (i) instances where it is in the best interests of a client to deviate from the Proxy Voting Guidelines based on the unique circumstances of a certain ballot item; (ii) where the proxy voting may give rise to an actual or perceived conflict of interest; or (iii) unusual circumstances regarding corporate action items. Proxy voting decisions are made by the Proxy Voting Committee based on a review of the voting matter with the portfolio managers and if the Chief Investment Officer deems necessary with the Chief Executive Officer and/or the Board of Directors of the relevant RBC GAM Group entity. If any member of the Proxy Voting Committee is aware of a conflict of interest related to himself or herself and the exercise of the proxy voting rights, that member will excuse themselves from any discussions or decision making process concerning that proxy voting matter.

Institutional Shareholder Services (“ISS”) provides proxy voting administration services. ISS makes a recommendation as to how each ballot item should be voted in accordance with the Proxy Voting Guidelines. Each recommendation is reviewed by an internal proxy analyst prior to the vote being submitted.

Standish Mellon Asset Management Company LLC (“Standish”)

Standish, through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Standish seeks to act solely in the best financial and economic interest of the applicable client. Standish will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Standish generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Standish will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Standish will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

Standish recognizes its duty to vote proxies in the best interests of its clients. Standish seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Standish and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Standish weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders. Standish will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, Standish will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.

Sustainable Growth Advisers, L.P. (“SGA”)

SGA’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients, material conflicts are avoided and fiduciary obligations are fulfilled. The policy and procedures are updated as appropriate to take into account developments in the law, best practices in the industry, and refinements deemed appropriate by SGA. Material conflicts are resolved in the best interest of the clients or in accordance with specific client directives.

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Designated individuals are assigned the duties of receiving and reviewing proxies. These individuals ensure that proxies are voted only for those clients that have designated this authority to SGA.

It is the policy of SGA to generally vote with management on routine matters affecting the future of the corporation. Occasionally, however when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk. Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients. An assessment is made to determine the extent to which there may be a material conflict between the adviser’s interests and those of the client. If conflicts arise, SGA will vote in accordance with its pre-determined policies.

There may be occasions (although SGA anticipates they would be rare) where the proxy guidelines or policies of one of the managed accounts may conflict with SGA’s general guidelines or with the guidelines or policies of another managed account. In such a case, it is SGA’s policy to attempt to comply with each of the different client policies so long as, in doing so, SGA continues to comply with ERISA and any other applicable law, regulation and policy. In order to achieve compliance with differing guidelines or policies, it may be necessary to vote the proxies on a proportionate basis (based on number of shares held). If there is to be a departure from a client’s proxy voting policy or guidelines, a Principal of SGA will contact the designated representative at the client to address and resolve the situation as appropriated.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)

Vaughan Nelson utilizes the services of a Proxy Service Provider to assist in voting proxies. Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of Vaughan Nelson’s in instances where a material conflict exists. Vaughan Nelson has created a Proxy Voting Guideline (“Guideline”) believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson’s Investment Committee and it considers the nature of the firm’s business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm, internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a “blanket voting approach” cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in the client’s best interest.

In executing its duty to vote proxies for the client, a material conflict of interest may arise. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, between it and the client given the nature of its business, client base, relationships and the types of securities managed. Notwithstanding, if a conflict of interest arises Vaughan Nelson will undertake to vote the proxy or proxy issue in the client’s continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson’s part, or casting the vote as indicated by the independent third-party research firm.

Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) mutual funds – whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) international securities – whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) new accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, 4) small combined holdings/unsupervised securities – where the firm does not have a significant holding or basis on which to offer advice, 5) a security is out on loan, or 6) securities held on record date but not held on meeting date.

Wellington Management Company LLP (“Wellington Management”)

The Portfolios for which Wellington Management serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion (“Global Proxy Policy and Procedures”). Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.

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STATEMENT OF POLICY

Wellington Management:

1) Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2) Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.

3) Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

RESPONSIBILITY AND OVERSIGHT

Investor and Counterparty Services (“ICS”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Corporate Governance Committee to develop practices that implement those requirements. Day-to-day administration of the proxy voting process is the responsibility of ICS, which also acts as a resource for portfolio managers and research analysts on proxy matters, as needed. The Corporate Governance Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.

PROCEDURES

Use of Third-Party Voting Agent

Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.

Receipt of Proxy

If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.

Reconciliation

Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, ICS conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.

Proxy Voting

Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•	Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by ICS and voted in accordance with the Guidelines.

•	Issues identified as “case-by-case” in the Guidelines are further reviewed by ICS. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•	Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

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Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact ICS about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.

OTHER CONSIDERATIONS

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending

In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).

Western Asset Management Company (“WAMCO”)

As WAMCO is a fixed-income only manager, the occasion to vote proxies is very rare. In the unlikely event a proxy vote is required, and the voting rights have not been reserved by the plan fiduciary, it is WAMCO’s policy to vote solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them.

All WAMCO-voted proxies are logged when received, and the materials are then distributed to an appropriate portfolio manager or analyst who makes recommendations for the specific vote. Upon receipt of these recommendations, a member of WAMCO’s compliance team will log the rationales, and vote the proxy as per the recommendations, in accordance with the Firm’s Proxy Policy and Procedures.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PricewaterhouseCoopers”) serves as the Trust’s independent registered public accounting firm. The Trust’s financial statements as of June 30, 2016 have been audited by PricewaterhouseCoopers whose address is 41 South High Street, Suite 2500, Columbus, OH, 43215. Such financial statements and accompanying report are set forth in the Trust’s Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

PricewaterhouseCoopers has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers , from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PricewaterhouseCoopers has informed the Trust that PricewaterhouseCoopers has relationships with lenders who hold or own more than ten percent of the shares of certain Portfolios of the Trust. These relationships call into question PricewaterhouseCoopers’s independence under the Loan Rule with respect to those Portfolios, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PricewaterhouseCoopers has advised the Trust’s Audit Committee that PricewaterhouseCoopers believes that under the facts and circumstances surrounding PricewaterhouseCoopers’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PricewaterhouseCoopers is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PricewaterhouseCoopers and the Trust will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

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RATINGS APPENDIX

RATINGS FOR CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.	Standard & Poor’s Ratings Services

Aaa	AAA

Judged to be of the best quality; smallest degree of investment risk.	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

Aa	AA

Judged to be of high quality by all standards; together with Aaa group, comprise what are generally known as “high grade bonds.”	Also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A	A

Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.	Strong capacity to pay principal and interest, although securities in this category are somewhat upper medium grade more susceptible to the adverse effects of changes in circumstances and economic conditions.

Baa	BBB

Medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for present but certain protective elements may be lacking or unreliable over time. Lacking in outstanding investment characteristics and have speculative characteristics as well.	Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba	BB

Judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may every moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.	Bonds rated BB are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

B	B

Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Caa	CCC

Of poor standing, such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds rated CCC have a current vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

137

Ca	CC

Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds rated CC have a current high vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C	C

The lowest rated class; can be regarded as having extremely poor prospects of ever attaining any real investment standing.	The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI

Reserved for income bonds on which no interest is being paid.

D

In payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

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RATINGS FOR MUNICIPAL SECURITIES

The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for short term municipal notes:

SP-1 — Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

SP-2 — Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for short term notes:

MIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-1 — Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.

RATINGS FOR COMMERCIAL PAPER

The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for commercial paper:

Commercial Paper rated A-1 by Standard & Poor’s Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for commercial paper:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The following summarizes the ratings used by Fitch for commercial paper:

When assigning ratings, Fitch considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue’s relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer’s financial strength and credit quality. In the case of a structured financing, the quality of its underlying assets and the integrity of its legal structure are considered. In the case of banks, for which sector there is a history of rescue by sovereign “lenders of last resort” or by major shareholders, the potential strength of any such support is also taken into account in the ratings.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA — Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

139

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B — Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC — Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC — Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C — Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B -Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C- High short-term default risk. Default is a real possibility.

R-D Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D- Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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STATEMENT OF ADDITIONAL INFORMATION

HC Strategic Shares

November 1, 2016

HC CAPITAL TRUST

FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, SUITE 500

WEST CONSHOHOCKEN, PA 19428-2970

This Statement of Additional Information is designed to supplement information contained in the Prospectuses relating to HC Capital Trust (“Trust”). The Trust is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of two discretionary investment advisory agreements. It generally oversees the services provided to the Trust. HC Capital Solutions is a separate operating division of Hirtle Callaghan & Co., LLC (the “Adviser”). This document although not a Prospectus, is incorporated by reference in its entirety in the Trust’s Prospectuses and should be read in conjunction with the Trust’s Prospectuses dated November 1, 2016. A copy of those Prospectuses is available by contacting the Trust at (800) 242-9596.

Ticker Symbol
The Value Equity Portfolio	HCVEX

The Institutional Value Equity Portfolio	HCIVX

The Growth Equity Portfolio	HCEGX

The Institutional Growth Equity Portfolio	HCIGX

The Small Capitalization—Mid Capitalization Equity Portfolio	HCCEX

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	HCSCX

The Real Estate Securities Portfolio	HCREX

The Commodity Returns Strategy Portfolio	HCCSX

The ESG Growth Portfolio	HCESX

The Catholic SRI Growth Portfolio	HCSRX

The International Equity Portfolio	HCIEX

The Institutional International Equity Portfolio	HCINX

The Emerging Markets Portfolio	HCEMX

The Core Fixed Income Portfolio	HCIIX

The Fixed Income Opportunity Portfolio	HCHYX

The U.S. Government Fixed Income Securities Portfolio	HCUSX

The Inflation Protected Securities Portfolio	HCPBX

The U.S. Corporate Fixed Income Securities Portfolio	HCXSX

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCASX

The Short-Term Municipal Bond Portfolio	HCSBX

The Intermediate Term Municipal Bond Portfolio	HCIMX

The Intermediate Term Municipal Bond II Portfolio	HCBSX

This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.

The Trust’s Annual Report to Shareholders dated June 30, 2016 and Semi-Annual Report dated December 31, 2015 accompanies this Statement of Additional Information and is incorporated herein by reference. The date of this Statement of Additional Information is November 1, 2016.

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	3	Management of the Trust

Further Information About the Trust’s Investment Policies	25	Investment Risks and Strategies

Investment Restrictions	58	Investment Risks and Strategies

Additional Purchase and Redemption Information	61	Shareholder Information

Portfolio Transactions and Valuation	61	Shareholder Information

Additional Information about the Portfolio Managers	65	Specialist Manager Guide

Dividends, Distributions and Taxes	111	Shareholder Information

History of the Trust and Other Information	117	Management of Trust

Proxy Voting	126	N/A

Independent Registered Public Accounting Firm and Financial Statements	143	Financial Highlights

Ratings Appendix	144	N/A

MANAGEMENT OF THE TRUST

GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of five members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board member is a senior officer of the Adviser and is thus considered an “interested person” of the Trust for purposes of the Investment Company Act. This Board member is referred to as an “Affiliated Trustee.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.

Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”

OFFICERS AND AFFILIATED TRUSTEE. The table below sets forth certain information about the Trust’s Affiliated Trustee, as well as its executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**
Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1961	Trustee; President	Indefinite; Trustee since 4/30/07; President since 6/12/2012	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of the Adviser. He has been with the Adviser for more than the past five years.	22	None

Colette Bergman Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1970	Vice President & Treasurer	Indefinite; Since 6/12/2012	Ms. Bergman is currently a Vice President of the Adviser. She has been with the Adviser for more than 5 years.	22	N/A

Guy Talarico Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Born: 1955	Chief Compliance Officer	Indefinite; Since 4/25/2013	Mr. Talarico is President and CEO of Alaric Compliance Services, LLC and has been since the company’s inception in 2004.	22	N/A

Curtis Barnes Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Born: 1953	Secretary	Indefinite; Since 6/05/14	Mr. Barnes is a Senior Vice President and has been with Citi Fund Services Ohio, Inc. since June 1995.	22	N/A

*	Mr. Zion may be deemed to be an “interested person,” of the Adviser as that term is defined by the Investment Company Act, as a result of his past or present positions with the Adviser or its affiliates.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

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INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1943	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	22	None

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1939	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	22	Resource Apartment REIT III, Inc.

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1945	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	22	Franklin Square Energy and Power Fund

Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1938	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Chairman and Chief Executive Officer of The Wortham Foundation and has been a Trustee for more than the past five years.	22	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

The Independent Trustees identified in the table above have served together on the Trust’s Board for 12 years. Taken as a whole, the Board represents a broad range of business and investment experience, as well as professional skills. Mr. Magarick has extensive experience in public accounting, tax and internal controls and was previously a Partner with BDO Seidman, LLP. Mr. Kling, who holds a B. S. from the Wharton School of The University of Pennsylvania, has over 40 years of experience in investment management and as a co-founder of CBRE Clarion Securities, LLC, has extensive experience in the distribution of investment products. Mr. Williams brings to the Board the experience of a long term business owner, having founded, owned and operated a company that became, during his tenure, the country’s largest distributor of certain industrial equipment, as well as a market leader in pharmaceutical, commercial construction and other business segments. Mr. Wortham has over three decades of executive management experience, having served as a Trustee of The Wortham Foundation, a private philanthropic foundation with assets of approximately $260 million. He is also a life trustee of the Museum of Fine Arts Houston, serving on the executive, finance, investment and audit committees, and is a director of a large electrical transmission and distribution company. The Affiliated Trustee, Mr. Zion, who was a certified public accountant with Coopers & Lybrand LLP prior to joining the Hirtle Callaghan organization, has served in executive capacities with companies affiliated with Hirtle Callaghan & Co., LLC for more than ten years.

COMMITTEES OF THE BOARD OF TRUSTEES. The Board has established two committees to assist the Trustees in fulfilling their oversight responsibilities.

The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2016. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate’s knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would enable the Board to maintain a diverse mix of skills and qualifications. Additionally, the entire Board annually performs a self-assessment with respect to its current members, which includes a review of their backgrounds, professional experience, qualifications and skills.

4

The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held five meetings during the fiscal year ended June 30, 2016. Mr. Magarick currently serves as the Audit Committee Chairman.

Compliance and Risk Oversight Process. The Trustees overall responsibility for identifying and overseeing the operational, business and investment risks inherent in the operation of the Trust is handled by the Board as a whole and by the Board’s Audit Committee, particularly with respect to accounting matters. To assist them in carrying out their oversight responsibilities, the Trustees receive, in connection with each of the Board’s regular quarterly meetings, regular reports from the Trust’s Administrator with respect to portfolio compliance, fund accounting matters and matters relating to the computation of the Trust’s net asset value per share. The Trustees also receive reports, at least quarterly, from the Trust’s Chief Compliance Officer or “CCO.” These reports, together with presentations provided to the Board at its regular meetings and regular compliance conference calls among the Advisor, the CCO and the Chair of the Board’s Audit Committee held each month in which there is not a quarterly Board meeting, are designed to keep the Board informed with respect to the effectiveness of the Trust’s overall compliance program including compliance with stated investment strategies, and to help ensure that the occurrence of any event or circumstance that may have a material adverse effect on the Trust are brought promptly to the attention of the Board and that appropriate action is taken to mitigate any such adverse effect. Additionally, the full Board annually receives a report from the Trust’s CCO and both the full Board and, at the discretion of the Independent Trustees, the Independent Trustees separately meet with the CCO for the purpose of discussing the extent to which the Trust’s overall compliance program is reasonably designed to detect and prevent violations of the federal securities laws and assessing the effectiveness of the overall compliance program. Additionally, both the Board and the Audit Committee meet at least annually with the Trust’s independent public accounting firm. As indicated above, the Audit Committee is comprised solely of Independent Trustees and the Audit Committee and its Chair are regular participants in the compliance and risk oversight process. To date, the Board has not found it necessary to specifically identify a “lead trustee” or to elect, as the Board’s Chairman, an Independent Trustee, although the Board reserves the right to do so in the future.

COMPENSATION ARRANGEMENTS. Since January 1, 2016, each of the Independent Trustees has been entitled to receive from the Trust a fee of (i) $77,500 per year; (ii) an additional $10,000 for each regular and special in person Board meeting attended by him (regardless of whether attendance is in person or by telephone), plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $2,500 for each Audit Committee Meeting attended in person or telephonically and (iv) $2,500 per each regular and special telephonic meeting attended by him, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings. Committee Chairs receive an additional $10,000 annual fee. The Affiliated Trustee and the Trust’s officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2016 (excluding reimbursed expenses) and reflects the above compensation arrangements except that the annual retainer fee prior to January 1, 2015 was $72,500 per year.

NAME	AGGREGATE COMPENSATION FROM TRUST	PENSION RETIREMENT BENEFITS FROM TRUST	ESTIMATED BENEFITS UPON RETIREMENT FROM TRUST	TOTAL COMPENSATION FROM TRUST
Jarrett Burt Kling	$127,500	none	none	$127,500
Harvey G. Magarick	$137,500	none	none	$137,500
R. Richard Williams	$127,500	none	none	$127,500
Richard W. Wortham, III	$127,500	none	none	$127,500

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TRUSTEE OWNERSHIP OF SECURITIES OF HC CAPITAL TRUST. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Portfolios as of December 31, 2015. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family. As of August 3, 2016, all of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of the Adviser and shareholders of the Trust.

	ROBERT J. ZION*	JARRETT BURT KLING	HARVEY G. MAGARICK	R. RICHARD WILLIAMS	RICHARD W. WORTHAM, III**
The Value Equity Portfolio	e	b	e	e	a
The Institutional Value Equity Portfolio	e	a	e	d	a
The Growth Equity Portfolio	e	c	e	e	a
The Institutional Growth Equity Portfolio	e	a	e	e	a
The Small Capitalization—Mid Capitalization Equity Portfolio	c	b	c	a	a
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	e	a	c	a	a
The Real Estate Securities Portfolio	a	a	a	a	a
The Commodity Returns Strategy Portfolio	a	b	e	e	a
The ESG Growth Portfolio	a	a	a	a	a
The Catholic SRI Growth Portfolio	a	a	a	a	a
The International Equity Portfolio	e	c	e	e	a
The Institutional International Equity Portfolio	e	a	d	e	a
The Emerging Markets Portfolio	e	b	e	e	a
The Core Fixed Income Portfolio	a	a	e	a	a
The Fixed Income Opportunity Portfolio	a	a	e	a	a
The U.S. Government Fixed Income Securities Portfolio	a	a	a	a	a
The Inflation Protected Securities Portfolio	a	a	a	a	a
The U.S. Corporate Fixed Income Securities Portfolio	a	a	a	a	a
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	a	a	a	a	a
The Short-Term Municipal Bond Portfolio	a	a	d	a	a
The Intermediate Term Municipal Bond Portfolio	c	b	e	a	a
The Intermediate Term Municipal Bond II Portfolio	a	a	c	a	a
AGGREGATE DOLLAR RANGE OF TRUST SHARES	e	b	e	e	a

NOTE:

a = None

b = $1 - $10,000

c = $10,001 - $50,000

d = $50,001 - $100,000

e = Over $100,000

*	Mr. Zion is also a trustee of a Revocable Trust which held shares as of December 31, 2015 of between $10,001-$50,000 in The Intermediate Term Municipal Bond Portfolio and also over $100,000 in each of The Value Equity Portfolio, The Growth Equity Portfolio, The International Equity Portfolio, and The Emerging Markets Portfolio. Mr. Zion disclaims beneficial ownership of the Trust.
**	Mr. Wortham serves as a trustee for the Wortham Foundation which held shares as of December 31, 2015 of over $100,000 in each of The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Inflation Protected Securities Portfolio and The Institutional International Equity Portfolio. Mr. Wortham has no beneficial interest in the Foundation.

MULTI-MANAGER STRUCTURE. As noted in the Prospectus, each of the Trust’s Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. In selecting Specialist Managers, the Adviser seeks to identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles; (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among

6

Specialist Managers. At present, the Value Equity, Growth Equity, Small Capitalization—Mid Capitalization Equity, International Equity, Emerging Markets, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization—Mid Capitalization Equity, Institutional International Equity, Real Estate Securities, Commodity Returns Strategy, ESG Growth, Catholic SRI Growth, Fixed Income Opportunity, Core Fixed Income and U.S. Corporate Fixed Income Securities Portfolios each employ the multi-manager structure.

Engagement and Termination of Specialist Managers. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, the Adviser may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.

The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act (“Rule 15a-4”), however, provides for an exception from the provisions of Section 15(a). Rule 15a-4 permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” Additionally, the Trust has received an order from the SEC that exempts the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act under certain circumstances. This order permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The shareholders of each Portfolio have approved this structure. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any new Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure.

Allocation of Assets Among Specialist Managers. The Adviser is responsible for determining the level of assets that will be allocated among the Specialist Managers in those Portfolios that are served by two or more Specialist Managers. The Adviser and the Trust’s officers monitor the performance of both the overall Portfolio and of each Specialist Manager and, from time to time, may make changes in the allocation of assets to the Specialist Managers that serve a particular Portfolio. For example, a reallocation may be made in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement of an additional Specialist Manager for a particular Portfolio.

INVESTMENT ADVISORY ARRANGEMENTS. The services provided to the Trust by the Adviser and by the various Specialist Managers are governed under the terms of written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.

The HC Capital Agreement. The services provided to the Trust by the Adviser, described above and in the Prospectuses, are governed under the terms of two written agreements with the Trust (“HC Capital Agreements”).

Each HC Capital Agreement provides for an initial term of two years. Thereafter, each HC Capital Agreement remains in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. Each of the HC Capital Agreements may be terminated at any time, without penalty, either by the Trust or by the Adviser, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HC Capital Agreements permit the Trust to use the logos and/or trademarks of the Adviser. In the event, however, that the HC Capital Agreements are terminated, the Adviser has the right to require the Trust to discontinue any references to such logos and/or trademarks and to change the name of the Trust as soon as is reasonably practicable. The HC Capital Agreements further provide that the Adviser will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HC Capital Agreements relate (including any action of any officer of the Adviser or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by the Adviser, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Adviser.

7

The dates of the Board and shareholder approvals of the HC Capital Agreements with respect to each Portfolio are set forth as follows:

MOST RECENT CONTRACT APPROVAL
AGREEMENT RELATING TO:	SHAREHOLDERS	BOARD
The Value Equity Portfolio	December 27, 2006	March 8, 2016
The Institutional Value Equity Portfolio	July 18, 2008	March 8, 2016
The Growth Equity Portfolio	December 27, 2006	March 8, 2016
The Institutional Growth Equity Portfolio	August 8, 2008	March 8, 2016
The Small Capitalization—Mid Capitalization Equity Portfolio	December 27, 2006	March 8, 2016
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	August 15, 2008	March 8, 2016
The Real Estate Securities Portfolio	May 14, 2009	March 8, 2016
The Commodity Returns Strategy Portfolio	June 2, 2010	March 8, 2016
The ESG Growth Portfolio	July 13, 2015	June 9, 2015
The Catholic SRI Growth Portfolio	January 4, 2016	December 15, 2015
The International Equity Portfolio	December 27, 2006	March 8, 2016
The Institutional International Equity Portfolio	November 20, 2009	March 8, 2016
The Emerging Markets Portfolio	December 10, 2009	March 8, 2016
The Core Fixed Income Portfolio	December 27, 2006	March 8, 2016
The Fixed Income Opportunity Portfolio	December 27, 2006	March 8, 2016
The U.S. Government Fixed Income Securities Portfolio	November 22, 2010	March 8, 2016
The Inflation Protected Securities Portfolio	February 24, 2014	March 8, 2016
The U.S. Corporate Fixed Income Securities Portfolio	November 22, 2010	March 8, 2016
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	November 22, 2010	March 8, 2016
The Short-Term Municipal Bond Portfolio	December 27, 2006	March 8, 2016
The Intermediate Term Municipal Bond Portfolio	December 27, 2006	March 8, 2016
The Intermediate Term Municipal Bond II Portfolio	July 13, 2010	March 8, 2016

Portfolio Management Contracts with Specialist Managers. The provision of portfolio management services by the various Specialist Managers is governed by individual investment advisory contracts (each, a “Portfolio Management Contract”) between the relevant Specialist Manager and the Trust. Each of the Portfolio Management Contracts includes a number of similar provisions. Each Portfolio Management Contract provides that the named Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time, to time allocated to such Specialist Manager. Under their respective contracts, each Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the named Specialist Manager. Each of the Portfolio Management Contracts provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the named Specialist Manager, in each case upon sixty days’ written notice. Each of the Portfolio Management Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.

8

The Portfolio Management Contracts and the Portfolios to which they relate are listed on the following pages:

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Value Equity Portfolio
	Mellon Capital Management Corporation (“Mellon Capital”)	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence Capital Management LLC (“Cadence”)	August 20, 2013	September 30, 2013	June 14, 2016
	AllianceBernstein L.P. (“AllianceBernstein”)	December 24, 2008	December 5, 2008	June 14, 2016
	Parametric Portfolio Associates LLC (“Parametric”) - Defensive Equity Strategy	July 18, 2014	July 18, 2014*	March 8, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Institutional Value Equity Portfolio
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	August 20, 2013	September 30, 2013	June 14, 2016
	AllianceBernstein	December 24, 2008	December 5, 2008	June 14, 2016
	Pacific Investment Management Company LLC (“PIMCO”)	April 22, 2009	December 5, 2008	June 14, 2016
	Parametric-Defensive Equity Strategy	July 18, 2014	July 18, 2014*	March 8, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Growth Equity Portfolio	Jennison Associates LLC (“Jennison”)	August 25, 1995	July 21, 1995	June 14, 2016
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Sustainable Growth Advisers (“SGA”)	May 22, 2006	May 15, 2006	June 14, 2016
	Parametric - Defensive Equity Strategy	July 18, 2014	July 18, 2014*	March 8, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016

The Institutional Growth Equity Portfolio	Jennison	Inception (August 8, 2008)	August 8, 2008	June 14, 2016
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	SGA	Inception (August 8, 2008)	August 8, 2008	June 14, 2016
	PIMCO	April 22, 2009	December 5, 2008	June 9, 2015
	Parametric - Defensive Equity Strategy	July 18, 2014	July 18, 2014*	March 8, 2016
	Parametric - Liquidity Strategy	March 19, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

9

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Small Capitalization—Mid Capitalization Equity Portfolio	IronBridge Capital Management L.P. (“IronBridge”)	November 1, 2004	May 30, 2008	September 13, 2016
	Frontier Capital Management Company, LLC (“Frontier”)	Inception (September 5, 1995)	December 16, 1999	September 13, 2016
	Pzena Investment Management, LLC (“Pzena”)	April 12, 2010	August 27, 2009	September 13, 2016
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Ariel Investments, LLC (“Ariel”)	August 2, 2013	August 2, 2013	September 13, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Advisory Research, Inc. (“Advisory Research”)	July 22, 2014	June 6, 2011	September 13, 2016
	Parametric - Liquidity Strategy	September, 2016	September 13, 2016	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	IronBridge	Inception (August 15, 2008)	August 15, 2008	September 13, 2016
	Frontier	Inception (August 15, 2008)	August 15, 2008	September 13, 2016
	Pzena	April 12, 2010	August 27, 2009	September 13, 2016
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Ariel	August 2, 2013	August 2, 2013	September 13, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Advisory Research	September, 2016	September 13, 2016	September 13, 2016
	Parametric - Liquidity Strategy	March 10, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Real Estate Securities Portfolio	Wellington Management Company LLP (“Wellington Management”)	May 21, 2009	May 14, 2009	December 15, 2015
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Parametric - Liquidity Strategy	March 10, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

10

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Commodity Returns Strategy Portfolio	Wellington Management	Inception (June 8, 2010)	June 2, 2010	March 8, 2016
	PIMCO	Inception (June 8, 2010)	June 2, 2010	June 14, 2016
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)	March 29, 2016	March 29, 2016	March 8, 2016
	Parametric - Liquidity Strategy	March 10, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The ESG Growth Portfolio	Agincourt Capital Management, LLC (“Agincourt”)	July 13, 2015	July 13, 2015	June 14, 2016
	Cadence	July 13, 2015	July 13, 2015	September 13, 2016
	Mellon Capital	July 13, 2015	July 13, 2015	September 13, 2016
	Parametric - Liquidity Strategy	July 13, 2015	July 13, 2015	June 14, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Catholic SRI Growth Portfolio	Agincourt	January 4, 2016	January 4, 2016	December 15, 2015
	Cadence	January 4, 2016	January 4, 2016	September 13, 2016
	Mellon Capital	January 4, 2016	January 4, 2016	September 13, 2016
	Parametric - Liquidity Strategy	January 4, 2016	January 4, 2016	December 15, 2015
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The International Equity Portfolio
	Artisan Partners Limited Partnership (“Artisan Partners Partners”)	July 23, 1999	May 30, 2008	December 15, 2015
	Causeway Capital Management LLC (“Causeway”)	May 22, 2006	May 15, 2006	December 15, 2015
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence - Emerging	August 8, 2014	September 30, 2013	June 14, 2016
	Cadence - Developed	August 8, 2014	June 14, 2016	June 14, 2016
	City of London Investment Management Company Limited (“CLIM”)	January 23, 2015	January 23, 2015	December 15, 2015
	Parametric - Liquidity Strategy	March 10, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

11

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Institutional International Equity Portfolio
	Artisan	Inception (November 20, 2009)	November 20, 2009	December 15, 2015
	Causeway	Inception (November 20, 2009)	November 20, 2009	December 15, 2015
	Lazard Asset Management LLC (“Lazard”)	September 27, 2011	September 23, 2011	December 15, 2015
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence- Emerging	August 8, 2014	September 30, 2013	June 14, 2016
	Cadence- Developed	August 8, 2014	June 14, 2016	June 14, 2016
	CLIM	January 23, 2015	January 23, 2015	December 15, 2015
	Parametric - Liquidity Strategy	March 10, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

The Emerging Markets Portfolio
	The Boston Company Asset Management LLC (“TBCAM”)	March 16, 2010	December 10, 2009	December 15, 2015
	Mellon Capital	August 2, 2013	August 2, 2013	March 8, 2016
	Cadence	September 30, 2013	September 30, 2013	June 14, 2016
	CLIM	January 23, 2015	January 23, 2015	December 15, 2015
	Parametric - Liquidity Strategy	March 10, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016
	RBC Global Asset Management (UK) Limited (“RBC GAM”)	July 29, 2016	July 29, 2016	June 14, 2016

The Core Fixed Income Portfolio	Mellon Capital	December 6, 2010	November 30, 2010	March 8, 2016
	Agincourt	March 10, 2015	March 10, 2015	March 8, 2016

The Fixed Income Opportunity Portfolio	Mellon Capital	August 22, 2013	Not Applicable	March 8, 2016
	Fort Washington Investment Advisors, Inc. (“Fort Washington”)	May 24, 2012	April 30, 2012	March 8, 2016
	Western Asset Management Company (“WAMCO”)	July 28, 2014	August 29, 2014**	July 28, 2014
	CLIM	November 3, 2014	January 23, 2015***	December 15, 2015
	Parametric - Liquidity Strategy	March 10, 2015	March 10, 2015	March 8, 2016
	Parametric - Targeted Strategy	June 14, 2016	June 14, 2016	June 14, 2016

12

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The U.S. Government Fixed Income Securities Portfolio	Mellon Capital	December 6, 2010	November 22, 2010	March 8, 2016

The Inflation Protected Securities Portfolio	Mellon Capital	February 24, 2014	February 24, 2014	March 8, 2016

The U.S. Corporate Fixed Income Securities Portfolio
	Agincourt	March 10, 2015	March 10, 2015	March 8, 2016
	Mellon Capital	August 22, 2013	Not Applicable	March 8, 2016

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital	January 8, 2013	Not Applicable	March 8, 2016

The Short-Term Municipal Bond Portfolio	Breckinridge Capital Advisors, Inc. (“Breckinridge”)	March 1, 2006	February 28, 2006	March 8, 2016

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company LLC (“Standish”)	December 5, 2008	February 6, 2009	March 8, 2016

The Intermediate Term Municipal Bond II Portfolio	Breckinridge	July 13, 2010	July 13, 2010	March 8, 2016

**	Prior to August 29, 2014 and in reliance on an order issued by the Securities and Exchange Commission, the Trust has entered into the Portfolio Management Agreement based solely on the approval of the Board and without direct approval by the shareholders of the Portfolio. On August 29, 2014, shareholders of the Portfolio approved a new Portfolio Management Agreement that provided for an increase in the Specialist Manager fee to 0.75% payable to Parametric beginning August 29, 2014.
***	Prior to January 23, 2015 and in reliance on Rule 15a-4, the Trust had entered into an Interim Portfolio Management Agreement based solely on the approval of the Board and without direct approval by the shareholders of the Portfolio. On January 23, 2015, shareholders of the Portfolio approved a final Portfolio Management Agreement having identical terms as those of the Interim Portfolio Management agreement dated November 3, 2014.

13

INVESTMENT ADVISORY FEES: The following table sets forth the advisory fees received by the Adviser from each of the Portfolios, calculated at an annual rate of 0.05% of each of the Portfolio’s average daily net assets, for services rendered during the periods indicated (amounts in thousands).

	FISCAL YEAR ENDED		FISCAL YEAR ENDED	FISCAL YEAR ENDED
	June 30, 2016		June 30, 2015	June 30, 2014
The Value Equity Portfolio	$291		$320	$319
The Institutional Value Equity Portfolio	$440		$504	$479
The Growth Equity Portfolio	$401		$439	$400
The Institutional Growth Equity Portfolio	$637		$717	$646
The Small Capitalization—Mid Capitalization Equity Portfolio	$49		$56	$60
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$93		$95	$89
The Real Estate Securities Portfolio	$69		$79	$69	(a)
The Commodity Returns Strategy Portfolio	$491		$559	$526
The ESG Growth Portfolio	$57	(b)	N/A	N/A
The Catholic SRI Growth Portfolio	$4	(c)	N/A	N/A
The International Equity Portfolio	$625		$758	$769
The Institutional International Equity Portfolio	$1,296		$1,462	$1,388
The Emerging Markets Portfolio	$845		$933	$690
The Core Fixed Income Portfolio	$47		$51	$49
The Fixed Income Opportunity Portfolio	$399		$404	$438
The U.S. Government Fixed Income Securities Portfolio	$119		$130	$126
The Inflation Protected Securities Portfolio	248		$259	$57	(d)
The U.S. Corporate Fixed Income Securities Portfolio	$134		$121	$111
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$106		$130	$126
The Short-Term Municipal Bond Portfolio	$10		$11	$11
The Intermediate Term Municipal Bond Portfolio	$211		$210	$210
The Intermediate Term Municipal Bond II Portfolio	$39		$39	$38

(a)	For the period September 12, 2013 through June 30, 2014.
(b)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(c)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.
(d)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

14

SPECIALIST MANAGER FEES. In addition to the fees paid by the Trust to the Adviser, each of the Portfolios pays a fee to its Specialist Manager(s). For each Portfolio, the Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust’s Prospectuses. The following table sets forth the actual investment advisory fee received from the specified Portfolio by each of its respective Specialist Managers for services rendered during each of the Trust’s last three fiscal years (amounts in thousands):

PORTFOLIO	SPECIALIST MANAGER	2016		2015	2014
The Value Equity Portfolio	ICAP(1)		$—	$175	$371
	AllianceBernstein(3)		$587	$781	$688
	Mellon Capital(7)	$	**	**	**
	Cadence(23)		$200	$176	$167
	Parametric(24)		$50	$4	**
The Institutional Value Equity Portfolio	ICAP(1)		$—	$234	$550
	AllianceBernstein(3)		$872	$1,275	$1,098
	PIMCO(15)		$—	$—	$—
	Mellon Capital(7)		$—	$—	**
	Cadence(23)		$290	$278	$244
	Parametric(24)		$93	$6	**
The Growth Equity Portfolio	Jennison(4)		$384	$766	$629
	SGA(5)		$785	$757	$471
	Mellon Capital(7)		$177	$158	$222
	Cadence(23)	$	**	**	**
	Parametric(24)		$59	$5	**
The Institutional Growth Equity Portfolio	Jennison(4)		$569	$1,332	$926
	SGA(5)		$1,002	$785	$277
	PIMCO(15)		$—	$207	$399
	Mellon Capital(7)		$332	$273	$369
	Cadence(23)		$—	$—	**
	Parametric(24)		$100	$6	**
The Small Capitalization—Mid Capitalization Equity Portfolio	Frontier(6)		$133	$151	$131
	Mellon Capital(7)		$1	$3	$13
	IronBridge(8)		$242	$330	$224
	Pzena(9)		$57	$88	$177
	Ariel(22)		$43	$54	$19
	Advisory Research/ Cupps(19)		$119	$100	**
	Cadence(23)	$	**	**	**
	Parametric(24)		$13	$2	**
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	Frontier(6)		$250	$258	$216
	Mellon Capital(7)		$1	$2	$13
	IronBridge(8)		$462	$658	$413
	Pzena(9)		$99	$149	$237
	Ariel(22)	$	**	**	**
	Advisory Research/ Cupps(19)		$245	$225	$157
	Cadence(23)	$	**	**	**
	Parametric(24)		$18	$2	**
The Real Estate Securities Portfolio	Wellington Management(10)		$874	$1,027	$908
	Mellon Capital(7)	$	**	**	**
	Cadence(23)	$	**	**	**
	Parametric(24)		$12	$2	**

15

PORTFOLIO	SPECIALIST MANAGER	2016		2015		2014
The Commodity Returns Strategy Portfolio	Wellington Management (Commodity)(10)		$1,548		$2,448	$2,808
	Wellington Management (Global Natural Resources)(10)		$585		$1,728	$1,484
	PIMCO(15)		$364		$1,084	$982
	Mellon Capital(7)		$387		$338	$305
	Cadence(23)	$	**	$	**	**
	Vaughan Nelson (28)		$17		**	**
	Parametric(24)		$—		$5	**
The ESG Growth Portfolio	Agincourt(27)	$	**		**	**
	Cadence(23)		$112		**	**
	Mellon Capital(7)		$48		**	**
	Parametric(24)	$	**		**	**
The Catholic SRI Growth Portfolio	Agincourt(27)	$	**		**	**
	Cadence(23)		$6		**	**
	Mellon Capital(7)		$4		**	**
	Parametric(24)	$	**		**	**
The International Equity Portfolio	CapGuardian(11)		$357		$685	$1,108
	Artisan Partners(12)		$768		$910	$1,249
	Causeway(13)		$908		$777	$1,092
	Mellon Capital(7)		$18		$144	$132
	Cadence(23)		$693		$897	$602
	CLIM(26)	$	**		**	**
	Parametric(24)		$65		$6	**
The Institutional International Equity Portfolio	CapGuardian(11)		$353		$692	$1,457
	Artisan Partners(12)		$1,338		$1,522	$1,882
	Causeway(13)		$1,225		$1,097	$1,600
	Lazard(20)		$998		$1,109	$1,106
	Mellon Capital(7)		$158		$259	$233
	Cadence(23)		$1,538		$1,714	$1,090
	CLIM(26)		$—		**	**
	Parametric(24)		$58		$8	**
The Emerging Markets Portfolio	SSgA FM (Active)(2)		$—		$—	$2,411
	TBCAM(14)		$4,643		$5,441	$3,913
	SSgA FM (Passive)(2)		$—		$—	$—
	Mellon Capital(7)		$1,050		$1,175	$561
	Cadence(23)	$	**		**	**
	CLIM(26)	$	**		**	**
	Parametric(24)		$72		$2	**
	RBC GAM(29)		**		**	**
The Core Fixed Income Portfolio	Seix(16)		$—		$51	$75
	Mellon Capital (7)		$29		$35	$37
	Agincourt(27)		$30		$6	**
The Fixed Income Opportunity Portfolio	Fort Washington (21)		$1,046		$1,185	$1,470
	Mellon Capital(7)		$—		$—	$185
	WAMCO(25)		$979		$328	**
	CLIM(26)		$195		$131	**
	Parametric(24)		$35		$4	**
The U.S. Government Fixed Income Securities Portfolio	Mellon Capital(7)		$126		$136	$44
The Inflation Protected Securities Portfolio	Mellon Capital (7)		$188		$186	$148

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PORTFOLIO	SPECIALIST MANAGER	2016	2015	2014
The U.S. Corporate Fixed Income Securities Portfolio	Seix(16)	$—	$353	$486
	Mellon Capital(7)	$—	$—	$—
	Agincourt(27)	$203	$35	**
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
	Mellon Capital(7)	$120	$137	$146
The Short-Term Municipal Bond Portfolio	Breckinridge(17)	$25	$27	$28
The Intermediate Term Municipal Bond Portfolio	Standish(18)	$638	$529	$721
The Intermediate Term Municipal Bond II Portfolio	Breckinridge(17)	$93	$85	$94

**	The Specialist Manager had not yet begun providing portfolio management services to the Portfolio.
(1)	As of March 10, 2015, the Portfolio Management Contract between Institutional Capital LLC (“ICAP”) and the Trust was terminated. Prior to March 10, 2015, ICAP provided services to a portion of The Value Equity and The Institutional Value Equity Portfolios. ICAP was compensated at an annual rate of 0.35% of the average net assets of the respective Portfolio assigned to ICAP.
(2)	As of June 5, 2014, the Portfolio Management Contract between SSgA and the Trust was terminated. Prior to June 5, 2014, SSgA FM provided services to an actively managed portion of The Emerging Markets Portfolio, SSgA FM was compensated at an annual rate of 0.85% for the first $50 million of average net assets, 0.75% for the next $50 million in such assets and 0.70% of such assets in excess of $100 million of the average net assets of the Portfolio assigned to SSgA FM.
(3)	For its services to The Value Equity and The Institutional Value Equity Portfolios, AllianceBernstein is compensated at an annual rate, effective October 1, 2013, of 0.37% of the first $150 million in total Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million. Prior to October 1, 2013, AllianceBernstein was compensated at an annual rate of 0.38% of the first $300 million in total Combined Assets and 0.37% on such Combined Assets over $300 million.
(4)	For its services to The Growth Equity and The Institutional Growth Equity Portfolios, Jennison is compensated for it services to each Portfolio at an annual rate of 0.75% on the first $10 million of Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets), 0.50% on the next $30 million of such Combined Assets; 0.35% of the next $25 million of such Combined Assets; 0.25% on the next $335 million of such Combined Assets; 0.22% of the next $600 million of such Combined Assets; 0.20% on the next $4 billion of such Combined Assets; and 0.25% on the balance of such Combined Assets; subject to a maximum annual fee of 0.30% of the average daily net assets of the portion of the Portfolios allocated to Jennison.
(5)	For its services to The Growth Equity and The Institutional Growth Equity Portfolios, SGA is compensated at an annual rate, effective June 10, 2015, of 0.35% of the first $200 million of the Combined Assets (as defined below), 0.30% of the next $200 million of Combined Assets, 0.25% of the next $200 million of Combined Assets, 0.22% of the next $400 million of Combined Assets and 0.20% of the Combined Assets exceeding $1 billion. The term “Combined Assets” means the sum of (i) the net assets of the Account; (ii) the net assets of that portion of the Portfolios allocated to SGA from time-to-time; and (iii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which SGA provides portfolio management services. Prior to June 10, 2015, SGA received a fee of 0.35% of the average net assets of the respective Portfolios assigned to SGA.
(6)	For its services to The Small Capitalization—Mid Capitalization Equity and The Institutional Small Capitalization—Mid Capitalization Equity Portfolios, Frontier was compensated prior to March 10, 2015 at an annual rate of 0.45% of the average net assets of the respective Portfolios assigned to Frontier. Effective March 10, 2015, Frontier is entitled to receive its standard annual fee for the asset class of 0.75% for all assets allocated to it in excess of $90 million of the Combined Assets (as defined below), provided that it will continue to receive an annual fee of 0.45% on the first $90 million of such Combined Assets. The term “Combined Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services.
(7)

For its services to The Core Fixed Income Portfolio (US Government and US Mortgage/Asset Backed sleeves) and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, effective September 1, 2012, based on the average daily net asset value of that portion of the assets of The Core Fixed Income Portfolio (US Government and US Mortgage/Asset Backed sleeves) and The U.S. Government Fixed Income Securities Portfolio managed by it, at an annual rate

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of 0.06%. For its services to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.06%. Prior to September 1, 2012, Mellon Capital received a fee at an annual rate of 0.12% for these assets. For its services to The Core Fixed Income Portfolio (US Corporate sleeve) and The U.S. Corporate Fixed Income Securities Portfolio, Mellon Capital receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.15%. For its services to The Fixed Income Opportunity Portfolio Mellon Capital receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%.

For its services to The Emerging Markets Portfolio, Mellon Capital receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%.

For its services to The Inflation Protected Securities Portfolio, Mellon Capital receives a fee from the Portfolio at an annual rate of: 0.04% of the average daily net assets of that portion of the Account invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets of that portion of the Account invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets of that portion of the Account invested according to an emerging markets inflation-protected securities strategy.

For its services to each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Mellon Capital receives, effective September 13, 2016, a fee calculated based on the average daily net assets of that portion of the assets of each Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of each Portfolio’s assets allocated to the designated asset class (“Designated Assets”)): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first 24 months of the Portfolio’s operations following June 23, 2015 in the case of The ESG Growth Portfolio and December 15, 2015 in the case of The Catholic SRI Growth Portfolio (each the “Effective Date”), and; after the second anniversary of the Effective Date, (i) at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first 24 months of the Portfolio’s operations following the Effective Date, and; after the second anniversary of the Effective Date, (i) at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Provided that, in each case of Domestic Large Cap Equity Securities and Developed Markets International Equity Securities, that an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is

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computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter. Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets. Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

Prior to September 13, 2016, for its services to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Mellon Capital received a fee calculated at the following rates (in each case, the annual rate set forth was applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”)): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets. Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets. Provided that, in each case, where an adjustment mat be required, such adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter.

(8)	For its services to The Small Capitalization—Mid Capitalization Equity Portfolio and beginning with the inception of The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, IronBridge is compensated, effective September 23, 2015, at an annual rate of 0.70% of the average net assets of the respective Portfolios assigned to IronBridge. Prior to September 23, 2015, IronBridge was entitled to receive a fee of 0.95% of the average daily net assets of that portion of the Portfolios allocated to IronBridge.
(9)	For its services to The Small Capitalization—Mid Capitalization Equity and The Institutional Small Capitalization—Mid Capitalization Equity Portfolios, Pzena is compensated at an annual rate of 1.00% of the average net assets of the respective Portfolio assigned to Pzena.
(10)	For its services to The Real Estate Securities Portfolio, Wellington Management is compensated at an annual rate of 0.75% on the first $50 million of the average daily net Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets) and 0.65% on Combined Assets over $50 million. With respect to The Commodity Returns Strategy Portfolio, for assets managed in its Global Natural Resources strategy (the “Account”), Wellington Management received prior to March 11, 2015 a fee at an annual rate of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Effective March 11, 2015, Wellington Management shall be entitled to receive a fee, which fee shall be calculated daily and payable monthly in arrears at the annual rate of 0.60% of the average daily net assets of the Account so long as at least $150 million in assets are present in the Account; and 0.85% of the average daily net assets of the Account if less than $150 million in assets are present in the Account. Wellington Management waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management receives a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy.
(11)	As of October 14, 2016, the Portfolio Management Contract between Capital Guardian Trust Company (“CapGuardian”) and the Trust was terminated. Prior to October 14, 2016, CapGuardian provided services to The International Equity Portfolio and The Institutional International Equity Portfolio and was compensated at an annual rate of 0.70% for the first $25 million of the average of the average daily net asset values of the Account as of the last business day of each of the three months in the calendar quarter, 0.55% for the next $25 million, 0.425% for the next $200 million in such assets and 0.375% for those assets in excess of $250 million. There was a minimum annual fee of $312,500 based upon an account size of $50 million. The following fee discounts could have been applied based upon the total annualized aggregate fees (include other assets managed by CapGuardian); 5% discount on fees from $1.25 million to $4 million; 7.5% discount on fees from $4 million to $8 million; 10% discount on fees from $8 million to $12 million; and 12.5% discount on fees over $12 million. When the total aggregate fees exceeded $3 million, before discounts, fee break points were to be eliminated and the Portfolios would have paid a fee at an annual rate of 0.375% on all assets in the Portfolios managed by CapGuardian.
(12)	For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Artisan Partners is compensated at an annual rate of 0.47% of the average net assets of the respective Portfolios allocated to Artisan Partners, so long as the combined assets of the Portfolios are greater than $500 million. If the combined assets are reduced to $500 million or less, Artisan Partners is compensated at an annual rate of 0.80% of average net assets for the first $50 million of the respective portfolio assets allocated to Artisan Partners and 0.60% for such assets over $50 million.

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(13)	For its services to The International Equity and The Institutional International Equity Portfolios, Causeway is compensated at an annual rate of 0.45% of the average net assets of The International Equity and The Institutional International Equity Portfolios allocated to Causeway.
(14)	For its services to The Emerging Markets Portfolio, TBCAM is compensated at an annual rate of 0.90% of average net assets for the first $50 million in Portfolio assets, 0.85% for the next $50 million in such assets, 0.70% for the next $100 million in such assets, 0.55% on the next $200 million in such assets, and 0.50% for such assets over $400 million. Prior to June 5, 2014, TBCAM was compensated at an annual rate of 0.90% of average net assets for the first $50 million in Portfolio assets, 0.85% for the next $50 million in such assets, 0.70% for the next $100 million in such assets and 0.60% for such assets over $200 million.
(15)	For its services to The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio, PIMCO is compensated at an annual rate of 0.25% of the average net assets of each Portfolio assigned to PIMCO. With respect to The Commodity Returns Strategy Portfolio, PIMCO is compensated at an annual rate of 0.49% of that portion of the Portfolio allocated to PIMCO.
(16)	The Portfolio Management Contract between Seix Investment Advisors LLC (“Seix”) and the Trust with respect to (i) The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio was terminated effective March 10, 2015 and (ii) The Fixed Income Opportunity Portfolio was terminated effective August 20, 2013. Prior to August 20, 2013, Seix received a fee for its services to The Fixed Income Opportunity Portfolio, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.40% for the first $100 million of the Combined Assets (as defined below), 0.25% on the next $200 million of the Combined Assets, and 0.20% on the balance of the Combined Assets. For the purpose of computing Seix’s fee for The Fixed Income Opportunity Portfolio, the term “Combined Assets” shall mean the sum of (i) the net assets of the Portfolio; and (ii) the net assets of each other Hirtle Callaghan account to which Seix provides similar services. Prior to March 10, 2015, Seix received a fee for its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio based on the average daily net asset value of the assets of the Portfolios under its management at an annual rate of 0.25% of the first $100 million in such Combined Assets (as defined below) of that portion of the Portfolio allocated to Seix and 0.20% of for those Combined Assets exceeding $100 million. For purposes of computing Seix’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Seix in each of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.
(17)	For its services to The Intermediate Term Municipal Bond II Portfolio and The Short Term Municipal Bond Portfolio, Breckinridge is compensated at an annual rate of 0.125% of the average net assets of each Portfolio. Breckinridge became a Specialist Manager and began providing investment management serves to The Intermediate Term Municipal Bond II Portfolio on July 13, 2010.
(18)	For its services to The Intermediate Term Municipal Bond Portfolio, Standish is compensated at the annual rate of 0.25% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to Standish and 0.15% of those Combined Assets (as defined below) exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For the purposes of computing Standish’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Standish in The Intermediate Term Municipal Bond Portfolio and certain other assets managed by Standish for clients of Hirtle Callaghan and Co., LLC.
(19)	For its services to The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Advisory Research receives a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85%. In September, 2016, Advisory Research succeeded Cupps as Specialist Manager of the Portfolios which received the fees indicated above.
(20)	For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.45% of the average daily net assets of the first $100 million 0.40% on assets between $100 million and $250 million and 0.375% on the excess over $250 million of that portion of the assets of the Portfolio that may, from time to time be allocated to Lazard.

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(21)	For its services to The Fixed Income Opportunity Portfolio, Fort Washington receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Fort Washington if the average daily net assets exceeds $200 million. For the purposes of computing Fort Washington’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Fort Washington in The Fixed Income Opportunity Portfolio and certain other assets managed by Fort Washington for clients of Hirtle Callaghan and Co., LLC.
(22)	For its services to The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Ariel receives an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million and 0.50% of Combined Assets exceeding $20 million.
(23)	For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%.

For its services to The Emerging Markets Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%.

For its services to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Cadence receives, effective September 13, 2016, a fee calculated based on the average daily net assets of that portion of the assets of each Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of each Portfolio’s assets allocated to the designated asset class (“Designated Assets”): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets; Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets; Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets; and Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets. Cadence is also entitled to receive an annual account fee of $24,000 from The ESG Growth Portfolio.

Prior to September 13, 2016, for its services to each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Cadence received a fee calculated at the following rates (in each case, the annual rate set forth was applied to the average daily net assets of that portion of each Portfolio’s assets allocated to the designated asset class (“Designated Assets”)): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets . Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets. After the first anniversary of the Portfolio’s operations at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Provided that, in each case, an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter. Cadence was also entitled to receive an annual account fee of $24,000 from The ESG Growth Portfolio.

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(24)	For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below) committed to Parametric’s Liquidity Strategy; 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined Defensive Assets committed to the Defensive Equity Strategy over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.05% of the Targeted Strategy Assets committed to the Targeted Strategy. Targeted Strategy Assets means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time for investment using the Targeted Strategy. Parametric shall also be entitled to receive a flat fee of $5,000 per year per Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy Assets. Parametric did not manage assets for any of these Portfolios during the periods shown in the table.
(25)	For its services to The Fixed Income Opportunity Portfolio, WAMCO receives a fee at the annual rate of 0.75% of the average daily net assets of that portion of the Portfolio allocated to WAMCO. Prior to August 29, 2014, WAMCO received a fee of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to WAMCO if the average daily net assets exceeds $200 million. WAMCO did not manage assets of the Portfolio during the periods shown in the table. For the purposes of computing WAMCO’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by WAMCO in The Fixed Income Opportunity Portfolio and certain other assets managed by WAMCO for clients of Hirtle Callaghan and Co., LLC.
(26)	For its services to The Fixed Income Opportunity Portfolio, CLIM is compensated at an annual rate of 0.45% of the average net assets of Portfolio assigned to CLIM.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, CLIM receives a fee from each Portfolio at the annual rate of 0.80% for the first $50 million of the “Combined Assets” of that portion of the Portfolio allocated to CLIM and 0.40% of those Combined Assets (as defined below) exceeding $50 million. For the purposes of computing CLIM’s fee for these Portfolios, the term “Combined Assets” shall mean the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of Hirtle Callaghan and Co., LLC.

For its services to The Emerging Markets Portfolio, CLIM receives a fee from the Portfolio at the annual rate of 1.00% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to CLIM and 0.80% of those Combined Assets (as defined below) exceeding $100 million. For the purposes of computing CLIM’s fee for this Portfolio, the term “Combined Assets” shall mean the sum of the average daily net assets managed by CLIM in The Emerging Markets Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of Hirtle Callaghan and Co., LLC.

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(27)	For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Agincourt is compensated at an annual rate of 0.08% of the average daily net assets of that portion of each Portfolio that is managed by Agincourt. For its services to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Agincourt is compensated at an annual rate of 0.12% of the average daily net assets of that portion of the Portfolio that is managed by Agincourt.
(28)	For its services with respect to the portion of The Commodity Returns Strategy Portfolio allocated to Vaughan Nelson from time to time (the “Account”), Vaughan Nelson shall receive a fee calculated at an annual rate and payable quarterly in arrears based on the Average Quarterly Net Assets of the Combined Assets (as defined below) of 0.35% of the first $25 million of the Combined Assets, 0.25% of the next $75 million of Combined Assets and 0.20% of the Combined Assets exceeding $100 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which the Adviser serves as investment adviser and for which Vaughan Nelson provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account. “Average Quarterly Net Assets” shall mean the average of the average daily net asset values of the Account and/or the average of the net asset values of the Other Hirtle Accounts, as the case may be, as of the last business day of each of the three months in the calendar quarter.
(29)	For its services with respect to the portion of The Emerging Markets Portfolio allocated to RBC GAM from time to time (the “Account”), RBC GAM receives a fee calculated at an annual rate of 0.80% of the first $100 million of Combined Assets; 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million. Combined Assets refers to the aggregate of all assets of the Portfolio managed by RBC GAM and any assets of other clients of the Adviser managed by RBC GAM using the same strategy.

ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).

Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; and (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto. As administrator, Citi maintains certain books and records of the Trust that are required by applicable federal regulations. Pursuant to separate contracts, Citi or its affiliates also serve as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a single all-inclusive fee which is computed daily and paid monthly in arrears, is calculated at an annual rate of 0.0506% of the Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Portfolios’ average daily net assets between $6 billion and $12 billion, and 0.0276% of the Portfolios’ average daily net assets in excess of $12 billion. Prior to March 31, 2015, Citi served as the Trust’s transfer and dividend disbursing agent (“Transfer Agent”) and received fees for such services, including the maintenance of the Trust’s registration in the various states in which shares of the Trust are offered. Citi assigned and transferred such services to SunGard Investor Services LLC, pursuant to an amendment to the Services Agreement dated March 31, 2015. Prior to March 31, 2015, Citi’s fee, as computed daily and paid monthly in arrears, was calculated at an annual rate of 0.054% of the Portfolios’ average daily net assets up to $6 billion; 0.005% of the Portfolios’ average daily net assets between $6 billion and $12 billion, and 0.0295% of the Portfolios’ average daily net assets in excess of $12 billion.

For the fiscal years ended June 30, 2014, 2015 and 2016, Citi, as Administrator received administration fees in accordance with the agreement in effect at the time in the following amounts for each of the Portfolios (amounts in thousands):

	FISCAL YEAR ENDED	FISCAL YEAR ENDED	FISCAL YEAR ENDED
	June 30, 2016	June 30, 2015	June 30, 2014
The Value Equity Portfolio	$164	$186	$189
The Institutional Value Equity Portfolio	$248	$293	$283
The Growth Equity Portfolio	$224	$255	$236
The Institutional Growth Equity Portfolio	$355	$416	$381
The Small Capitalization—Mid Capitalization Equity Portfolio	$42	$32	$36

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	FISCAL YEAR ENDED		FISCAL YEAR ENDED	FISCAL YEAR ENDED
	June 30, 2016		June 30, 2015	June 30, 2014
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$59		$56	$53
The Real Estate Securities Portfolio	$46		$47	$40	(a)
The Commodity Returns Strategy Portfolio	$331		$324	$311
The ESG Growth Portfolio	$75	(b)	N/A	N/A
The Catholic SRI Growth Portfolio	$22	(c)	N/A	N/A
The International Equity Portfolio	$420		$438	$454
The Institutional International Equity Portfolio	$844		$846	$819
The Emerging Markets Portfolio	$524		$541	$407
The Core Fixed Income Portfolio	$100		$29	$29
The Fixed Income Opportunity Portfolio	$256		$236	$258
The U.S. Government Fixed Income Securities Portfolio	$87		$76	$74
The Inflation Protected Securities Portfolio	$143		$148	$34	(d)
The U.S. Corporate Fixed Income Securities Portfolio	$87		$71	$65
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$106		$76	$74
The Short-Term Municipal Bond Portfolio	$12		$6	$7
The Intermediate Term Municipal Bond Portfolio	$135		$122	$124
The Intermediate Term Municipal Bond II Portfolio	$30		$21	$22

(a)	For the period September 12, 2013 through June 30, 2014.
(b)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(c)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.
(d)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

Under a Compliance Services Agreement between the Trust and Citi, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer (“CCO”), and assisting in preparing or providing documentation for the Trust’s CCO to deliver to the Board.

FIS Investor Services LLC (“FIS”), formerly, SunGard Investor Services LLC, serves as the Trust’s Transfer Agent pursuant to an agreement approved by the Board on March 10, 2015. FIS will receive, for performing the services listed under its agreement, a fee, which is paid monthly, calculated at an annual rate of: 0.0034% of the Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Portfolios’ average daily net assets between $6 billion and $12 billion, and 0.0019% of the Portfolios’ average daily net assets in excess of $12 billion. The offices of the Transfer Agent are located at 4249 Easton Way- Suite 400, Columbus, Ohio 43219.

Unified Financial Securities, LLC (“Unified”) serves as the Trust’s principal underwriter pursuant to an agreement approved by the Board on January 1, 2016. Unified is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC. Because shares of the Trust’s Portfolios are available only to clients of the Adviser and financial intermediaries that have established a relationship with the Adviser, the services to be provided by Unified are limited. Unified will receive an annual fee of $50,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at 9465 Counselor’s Row, Suite 200, Indianapolis, IN 46240. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services LLC (“Alaric”), 800 Third Ave., 11th Floor, New York, NY, 10022 provides CCO services to the Trust and its Portfolios pursuant to a Compliance Services Agreement. Alaric makes an Alaric employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers.

24

State Street Bank and Trust Company is the Trust’s custodian. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s Portfolios. The custodian is compensated at the rate of 0.01% of the first $2 billion, 0.0075% of the next $3 billion, and 0.005% of the assets in excess of $5 billion of the Trust’s domestic assets, 0.0225% of the Trust’s foreign assets in developed countries. With respect to securities from emerging markets, the custodian is compensated at rates ranging from 0.07% to 0.50% depending upon the particular market in question. The offices of the custodian are located at State Street Financial Center, 1 Lincoln Street, Boston, MA 02111.

FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES

As stated in the Prospectuses, the Trust currently offers twenty-two portfolios, each of which are presented in this Statement of Additional Information, each with its own investment objectives and policies. These portfolios are: The Equity Portfolios—The Value Equity, Growth Equity, Small Capitalization—Mid Capitalization Equity, Real Estate Securities, International Equity, Emerging Markets, Commodity Returns Strategy, ESG Growth and Catholic SRI Growth Portfolios; The Institutional Equity Portfolios—The Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization—Mid Capitalization Equity, Institutional International Equity Portfolios; and The Income Portfolios—The Core Fixed Income, Fixed Income Opportunity, U.S. Government Fixed Income Securities, Inflation Protected Securities, U.S. Corporate Fixed Income Securities, U.S. Mortgage/Asset Backed Fixed Income Securities, Short-Term Municipal Bond, Intermediate Term Municipal Bond and Intermediate Term Municipal Bond II Portfolios.

The following discussion supplements the prospectus discussion of the investment risks associated with the types of investments in which the Portfolios are entitled to invest. The table below summarizes these investments. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectuses and in this Statement of Additional Information.

Further, as indicated in the Prospectuses, that portion of the assets of the Value Equity, Growth Equity, Small Capitalization—Mid Capitalization Equity, International Equity, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization—Mid Capitalization, Institutional International Equity, Emerging Markets, Real Estate Securities and Commodity Related Securities Portfolios (“Index Accounts”) that have been or may be allocated to Cadence and/or Mellon Capital and the indexing strategies that those Specialist Managers have been retained to provide, may be invested exclusively in securities included in the benchmark index associated with those Portfolios, respectively, provided that Cadence and/or Mellon Capital are authorized to and may use certain derivative instruments solely for the purpose of gaining market exposure consistent with such index strategy and provided further that the Index Accounts may temporarily hold non-index names due to corporate actions (i.e., spin-offs, mergers, etc.).

Additionally, to enable The Commodity Returns Strategy Portfolio to achieve its investment objective through commodity, economic and investment cycles, the Portfolio seeks to augment its equity returns by reinforcing the Specialist Managers’ commodity views via exposure to commodity-linked structured notes. The Portfolio may also anticipate future investments in equities by investing in options and futures contracts. The Portfolio may focus on the securities of particular issuers or industries within the commodity-related industries in which the Portfolio invests, or in particular countries or regions, at different times. The Portfolio intends to gain exposure to the commodity markets in part by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). Among other investments, the Subsidiaries are expected to invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiaries have the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiaries (unlike the Portfolio) may invest without limitation in commodities, commodity-linked swap agreements and other commodity linked derivative instruments as well as make short sales of securities, maintain a short position or purchase securities on margin within the context of a total portfolio of investments designed to achieve the Portfolio’s objectives. The Portfolio and the Subsidiaries may test for compliance with certain investment restrictions on a consolidated basis. The Subsidiaries must, however, comply with the asset segregation requirements (described elsewhere in the SAI) with respect to its investments in commodity-linked swaps and other commodity-linked derivatives as well as short sales. By investing in the Subsidiaries, the Portfolio is indirectly exposed to the risks associated with the Subsidiaries’ investments.

25

The Equity and Institutional Equity Portfolios

Investment Instrument/Strategy	Value	Growth	Small- Mid Cap	Real Estate	Int’l	Emerging Markets	Inst. Value	Inst. Growth	Inst. Small - Mid Cap	Inst. Int’l	Com- modity	ESG	C SRI Growth
ADRs, EDRs and GDRs	x	x	x	x	x	x	x	x	x	x	x	x	x
Agencies	*	*	*	*	*	*	x	x	*	*	x	*	*
Asset-Backed Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Cash Equivalents	*	*	*	*	*	*	x	x	*	*	x	x	x
Collateralized Mortgage Obligations	—	—	—	—	—	—	x	x	—	—	x	x	x
Commercial Paper	*	*	*	*	*	*	x	x	*	*	x	x	x
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—	—	—	x	—	—
Common Stock	x	x	x	x	x	x	x	x	x	x	x	x	x
Convertibles	x	x	x	x	x	x	x	x	x	x	x	x	x
Corporates	—	—	—	—	—	—	x	x	—	—	x	x	x
Depositary Receipts	x	x	x	x	x	x	x	x	x	x	x	x	x
Emerging Markets Securities	x	x	x	x	x	x	x	x	x	x	x	x	x
Floaters	*	*	*	—	*	*	x	x	*	*	x	*	*
Foreign Currency	—	—	—	x	x	x	x	x	—	x	x	x	x
Foreign Equity (US $)	x	x	x	x	x	x	x	x	x	x	x	x	x
Foreign Equity (non-US $)	x	x	x	x	x	x	x	x	x	x	x	x	x
Foreign Fixed-Income Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Forwards	x	x	x	x	x	x	x	x	x	x	x	x	x
Futures	x	x	x	x	x	x	x	x	x	x	x	x	x
High Yield Debt Securities	—	—	—	x	—	—	—	—	—	—	x	x	x
Investment Companies	x	x	x	x	x	x	x	x	x	x	x	x	x

The Equity and Institutional Equity Portfolios (continued)

Investment Instrument/Strategy	Value	Growth	Small- Mid Cap	Real Estate	Int’l	Emerging Markets	Inst. Value	Inst. Growth	Inst. Small - Mid Cap	Inst. Int’l	Com- modity	ESG	C SRI Growth
Investment Grade Debt Securities	—	—	—	x	—	—	x	x	—	—	x	x	x
Money Market Funds	x	x	x	x	x	x	x	x	x	x	x	x	x
Mortgage-Backed Securities	—	—	—	x	—	—	x	x	—	—	x	x	x
Mortgage Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Municipals	—	—	—	—	—	—	x	x	—	—	x	—	—
Options	x	x	x	x	x	x	x	x	x	x	x	x
Preferred Stock	x	x	x	x	x	x	x	x	x	x	x	x	x
REITs	x	x	x	x	x	x	x	x	x	x	x	x	x
Repurchase Agreements	*	*	*	*	*	*	x	x	*	*	x	*	x
Reverse Repurchase Agreements	*	*	*	*	*	*	x	x	*	*	x	*	*
Rights	x	x	x	x	x	x	x	x	x	x	x	x	*
Securities Lending	x	x	x	x	x	x	x	x	x	x	x	x	x
Short Sales	x	x	x	x	x	x	x	x	x	x	x	x	x
Step-Up Bonds	—	—	—	—	—	—	x	x	—	—	x	—	**
Stripped Mortgage-Backed Securities	—	—	—	—	—	—	x	x	—	—	x	x	—
Structured Notes	x	x	x	—	x	x	x	x	x	x	x	x	x
Swaps	x	x	x	x	x	x	x	x	x	x	x	x	x
TIPS	—	—	—	—	—	—	x	x	—	—	x	—	x
U.S. Governments	*	*	*	*	*	*	x	x	*	*	x	x	—
Warrants	x	x	x	x	x	x	x	x	x	x	x	x	x
When-Issued Securities	x	x	x	x	x	x	x	x	x	x	x	x	x
Yankees and Eurobonds	—	—	—	—	—	—	x	x	—	—	x	x	x
Zero Coupon Agencies	—	—	—	—	—	—	x	x	—	—	x	—	x

26

The Income Portfolios

Investment Instrument/Strategy	Core Fixed	Fixed Income Oppy.	U.S. Govt.	Inflation Protected	U.S. Corporate	U.S. Mortgage/Asset Backed	Short- Term	Interm.	Intermediate Term II
Agencies	x	x	x	x	x	x	x	x	x
Asset-Backed Securities	x	x	—	—	—	x	x	x	x
Brady Bonds	x	x	—	—	—	—	—	—	—
Cash Equivalents	x	x	x	x	x	x	x	*	*
Collateralized Bond Obligations	—	x	—	—	—	x	—	—	—
Collateralized Debt Obligations	—	x	—	—	—	x	—	—	—
Collateralized Loan Obligations	—	x	—	—	—	x	—	—	—
Collateralized Mortgage Obligations	x	x	—	—	—	x	—	—	—
Commercial Paper	x	x	x	x	x	x	x	*	*
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—	—
Convertibles	x	x	—	—	—	—	—	—	—
Corporates	x	x	—	—	x	—	—	—	—
Depositary Receipts	x	x	—	—	x	x	—	—	—
Emerging Markets Securities	—	x	—	x	—	—	—	—	—
Floaters	x	x	—	x	—	—	—	—	x
Foreign Currency	x	x	—	x	x	—	—	—	—
Foreign Equity (US $)	—	x	—	—	—	—	—	—	—
Foreign Equity (non-US $)	—	x	—	—	—	—	—	—	—
Foreign Fixed Income Securities	x	x	—	x	—	—	—	—	—
Forwards	x	x	x	x	x	x	x	x	x
Futures	x	x	x	x	x	x	x	x	x
High Yield Securities	x	x	—	x	—	—	—	x	—
Inverse Floaters	x	x	—	x	—	—	—	—	—
Investment Companies	x	x	x	x	x	x	x	x	x
Loan (Participations and Assignments)	—	x	—	—	—	x	x	—	—

The Income Portfolios (Continued)

Investment Instrument/Strategy	Core Fixed	Fixed Income Oppy.	U.S. Govt.	Inflation Protected	U.S. Corporate	U.S. Mortgage/Asset Backed	Short- Term	Interm.	Intermediate Term II
Mortgage Securities	x	x	—	—	—	x	x	x	x
Municipals	x	x	-x	-x	x	-x	x	x	x
Options	x	x	x	x	x	x	x	—	—
Preferred Stock	x	x	—	—	x	—	—	—	—
REITS	—	x	—	—	—	—	—	—	—
Repurchase Agreements	*	*	*	*	*	*	*	*	*
Reverse Repurchase Agreements	*	*	*	*	*	*	*	*	*
Rights	x	x	—	—	—	—	—	—	—
Stripped Mortgage-Backed Securities	x	x	—	—	—	x	—	—	—
Securities Lending	x	x	x	x	x	x	x	x	x
Short Sales	x	x	x	x	x	x	x	x	x
Step-Up Bonds	x	x	—	—	—	—	—	—	—
Structured Investments	x	x	—	—	x	—	x	x	x
Structured Notes	x	x	—	—	x	—	x	x	x
Swaps	x	x	x	—	x	x	x	x	x
TIPs	x	x	x	x	x	—	x	x	x
U.S. Governments	x	x	x	x	x	x	x	x	x
Warrants	—	x	—	—	—	—	—	—	—
When-Issued Securities	x	x	—	—	—	—	x	x	x
Yankees and Eurobonds	x	x	—	x	x	x	—	—	—
Zero Coupons Agencies	x	x	x	—	x	x	x	—	—

x	Allowable investment
-	Not an allowable investment
*	Money market instruments for cash management or temporary purposes

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FOREIGN INVESTMENTS.

FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on U.S. exchanges and in the over-the-counter markets. Generally, they are issued in registered form, denominate in U.S. dollars, and designed for use in the U.S. securities markets. The Equity and Institutional Equity Portfolios are permitted to invest in ADRs. Additionally, these Portfolios may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. Both EDRs and GDRs may be issued in bearer form and denominated in currencies other than U.S. dollars, and are generally designed for use in securities markets outside the U.S. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR or GDR programs may be sponsored or unsponsored. The depositary receipts are securities that demonstrate ownership interests in a security or pool of securities that have been placed with a ‘depository.’ These depositary receipts may be sponsored or unsponsored. Depositary receipts may or may not be denominated in the same currency as the underlying securities. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result. For other depositary receipts, the depository may be foreign or a U.S. entity, and the underlying securities may have a foreign or U.S. issuer.

The foreign government securities in which certain Portfolios may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt securities of supranational entities. Such securities may be denominated in other currencies. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. A Portfolio may invest in foreign government securities in the form of ADRs as described above.

The Real Estate Securities Portfolio may invest without limit in equity securities of non-U.S. real estate companies, or sponsored and unsponsored depositary receipts for such securities. In a referendum held on June 23, 2016, citizens of the United Kingdom voted to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Consequently, the United Kingdom government may, pursuant to the Treaty of Lisbon (the “Treaty”), give notice of its withdrawal and enter into negotiations with the EU Council to agree to terms for the United Kingdom’s withdrawal from the EU. The United Kingdom has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the United Kingdom. The Treaty provides for a two-year negotiation period, which may be shortened or extended by agreement of the parties. During, and possibly after, this period there is likely to be considerable uncertainty as to the position of the United Kingdom and the arrangements that will apply to its relationships with the EU and other countries following its anticipated withdrawal. This uncertainty may affect other countries in the EU, or elsewhere, if they are considered to be impacted by these events.

The impact of the referendum in the near- and long-term is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

DIRECT CHINA INVESTMENTS Historically, investments in stocks, bonds, and warrants listed and traded on a Mainland China stock exchange, investment companies, and other financial instruments (collectively referred to as “China Securities”) approved by the China Securities Regulatory Commission (“CSRC”) were not eligible for investment by non-Chinese investors.

The Emerging Markets Portfolio, however, may purchase certain Shanghai Stock Exchange (“SSE”) listed eligible China A shares via the Shanghai-Hong Kong Stock Connect program (“Stock Connect”). Stock Connect allows investors to trade and settle such SSE eligible shares via the Stock Exchange of Hong Kong Limited (“HKEx”) and clearing house. To the extent that the Emerging Markets Portfolio’s investments in China are made through Stock Connect, such investments may be subject to additional risk factors.

The list of eligible China A shares is provided by HKEx from time to time. If a share ceases to be an eligible China A share but continues to be an SSE listed share, the Emerging Markets Portfolio will only be allowed to sell such China A shares and will be restricted from buying additional shares. The trading and settlement currency of China A shares are in Chinese Yuan Renminbi (“RMB”) and the Emerging Markets Portfolio will be exposed to currency risks due to the conversion of another currency into RMB.

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The Emerging Markets Portfolio trades SSE listed shares through a broker that is a Stock Connect participant. SSE listed shares will be settled by the Hong Kong Securities Clearing Company (“HKSCC”) with ChinaClear, the central clearinghouse in the People’s Republic of China (“PRC”), on behalf of Hong Kong investors. During the settlement process, HKSCC will act as nominee on behalf of Hong Kong executing brokers, and as a result, SSE listed shares will not be in the name of the Emerging Markets Portfolio, its custodian, or any of its brokers during this time period.

While the Emerging Markets Portfolio’s ownership of the shares will be reflected on the books of the custodian’s records, the Emerging Markets Portfolio will only have beneficial rights in the shares. Stock Connect regulations provide that investors, such as the Emerging Markets Portfolio, enjoy the rights and benefits of SSE listed shares purchased through Stock Connect. However, Stock Connect is a new program, and the status of the Emerging Markets Portfolio’s beneficial interest in Stock Connect securities is untested.

The Fund also would be exposed to counterparty risk with respect to ChinaClear. In the event of the insolvency of ChinaClear, the Emerging Markets Portfolio’s ability to take action directly to recover the Portfolio’s assets may be limited. The HKSCC, as nominee holder, would have the exclusive right, but not the obligation, to take any legal action or court proceeding to enforce any rights of investors, such as the Emerging Markets Portfolio. Recovery of Portfolio assets may be subject to delays and expenses, which may be material. Similarly, HKSCC would be responsible for the exercise of shareholder rights with respect to corporate actions (including all dividends, rights issues, merger proposals or other shareholder votes). While HKSCC will endeavor to provide investors with the opportunity to provide voting instructions, investors may not have sufficient time to consider proposals or provide instructions. In addition, the Emerging Markets Portfolio also would be exposed to counterparty risk with respect to HKSCC. A failure or delay by the HKSCC in the performance of its obligations may result in a failure of settlement, or the loss, of Stock Connect securities and/or monies in connection with them and the Emerging Markets Portfolio may suffer losses as a result.

While certain aspects of the Stock Connect trading process are subject to Hong Kong law, PRC rules applicable to share ownership will apply including foreign shareholding restrictions and disclosure obligations applicable to China A shares. In addition, transactions using Stock Connect are not subject to the Hong Kong investor compensation fund or the China Securities Investor Protection Fund.

Investment in Stock Connect securities is subject to various risks associated with the legal and technical framework of Stock Connect. Stock Connect is generally available only on business days when both the HKEx and SSE are open. When either or both the HKEx and SSE is/are closed, investors will not be able to trade Stock Connect securities at times that may otherwise be beneficial to such trades. Because the program is new, the technical framework for Stock Connect has only been tested using simulated market conditions. In the event of high trade volumes or unexpected market conditions, Stock Connect may be available only on a limited basis, if at all.

CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectuses, certain Portfolios may use forward foreign currency exchange contracts and currency swap contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. Certain Portfolios may, consistent with their respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which each is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts, currency swaps, and other currency related instruments, together with the risks that may be associated with their use. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

ABOUT CURRENCY TRANSACTIONS AND HEDGING. Certain Portfolios are authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.

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FOREIGN CURRENCY OPTIONS AND RELATED RISKS. Certain Portfolios may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND CURRENCY SWAPS. To the extent indicated in the Prospectuses, the Portfolios may use forward contracts and swaps to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract or swap for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The International Equity, Institutional International Equity, Institutional Value Equity, Institutional Growth Equity, Commodity Returns Strategy, Fixed Income Opportunity, Inflation Protected Securities and Emerging Markets Portfolios may also use forward or swap contracts in connection with specific transactions. In addition, they may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio’s exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio’s exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward or swap contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”

The precise matching of the forward or swap contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward or swap contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward and swap contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. A Portfolio may enter into forward or swap contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.

At or before the maturity date of a forward or swap contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward or swap contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, a Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to a Portfolio of engaging in forward or swap contracts varies with factors such as the currencies involved, the length of the

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contract period and the prevailing market conditions. Because forward and swap contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward or swap contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward and swap contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Certain forward foreign currency contracts do not provide for physical settlement of the underlying currencies but instead provide for settlement by a single cash payment (“non-deliverable forwards”). Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and the SEC, non-deliverable forwards are considered swaps. Although non-deliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information, see “HEDGING INSTRUMENTS AND OTHER DERIVATIVES – SWAP AGREEMENTS” below.

Although the Portfolios value their assets daily in terms of U.S. dollars, no Portfolio intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

HEDGING INSTRUMENTS AND OTHER DERIVATIVES.

OPTIONS. To the extent indicated in the Prospectuses, the Portfolios may, consistent with their investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. With the exception of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Commodity Returns Strategy Portfolio and The Fixed Income Opportunity Portfolio, options may be used only for the purpose of reducing investment risk or to gain market exposure pending investment. The Portfolios mentioned above may invest in options as disclosed in their Prospectus. The Portfolios may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such options may be traded on an exchange or in the OTC markets. OTC options are subject to greater credit and liquidity risk. See “Additional Risk Factors of OTC Options.” The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.

ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash.

OPTIONS ON SECURITIES INDICES. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio to be hedged. Options on stock indices are settled exclusively in cash.

OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of

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the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the Portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the Portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

OPTION WRITING. Call options may be written (sold) by the Portfolios. Generally, calls will be written only when, in the opinion of a Portfolio’s Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio’s Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the Portfolio will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

To the extent that a Portfolio writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Portfolio has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Portfolio were unable to close out such a call option, the Portfolio would not be able to sell the underlying security unless the option expired without exercise.

ADDITIONAL RISK FACTORS OF OTC OPTIONS. Certain instruments traded in OTC markets, including indexed securities and OTC options, involve significant liquidity and credit risks. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. In addition, lack of liquidity may also make it more difficult to the Portfolio to ascertain a market value for the instrument. A Portfolio will only acquire an illiquid OTC instrument if the agreement with the counterparty contains a formula price at which the contract can be sold or terminated or if on each business day, the Specialist Manager anticipates that at least one dealer quote is available.

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Instruments traded in OTC markets are not guaranteed by an exchange or clearing organization and generally do not require payment of margin. To the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Portfolio will attempt to minimize these risks by engaging in transactions with counterparties who have significant capital or who have provided the Portfolio with a third party guarantee or credit enhancement.

FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectuses, the Portfolios may use futures contracts and options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolios may use, together with the risks that may be associated with their use. As part of their investment strategies, a portion of each Portfolio may invest directly in futures contracts and options on futures contracts to attempt to achieve each Portfolio’s investment objective without investing directly in the underlying futures contract.

ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it buys or sells futures contracts.

STOCK INDEX FUTURES CONTRACTS. A Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.

FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by a Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

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RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.

MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.

There is a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the broker with which the Portfolio has an open position in a futures contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the broker because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the broker’s customers.

With the exception of The Institutional Value Equity, The Institutional Growth Equity Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, a Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Portfolio. When selling a futures contract, a Portfolio will similarly maintain liquid assets that,

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when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a Portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

SWAP AGREEMENTS. A Portfolio may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.

ABOUT SWAP AGREEMENTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) and/or cash flow earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.

The Commodity Returns Strategy Portfolio may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared

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swap). In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. During the term of an uncleared swap, a Portfolio is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Portfolio to the counterparty if the swap were terminated on the date in question, including, any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument (variation margin). Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Portfolio. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults on its obligations to a Portfolio, the amount pledged by the counterparty and available to the Portfolio may not be sufficient to cover all the amounts due to the Portfolio and the Portfolio may sustain a loss.

As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and related regulatory developments, which have imposed comprehensive new regulatory requirements on swaps and swap market participants, certain standardized swaps are subject to mandatory central clearing and trade execution requirements. In a cleared swap, a Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Mandatory exchange-trading and clearing of swaps will occur on a phased-in basis based on CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Portfolio’s investment restriction concerning senior securities. Certain swap agreements may be considered to be illiquid for a Portfolio’s illiquid investment limitations. A Portfolio may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.

A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, a Portfolio’s risk of loss includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolios are subject to counterparty risk (i.e., the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency). A Portfolio risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, a Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. While the Portfolios will not enter into any swap agreement unless the Specialist Manager believes that the counterparty to the transaction is creditworthy, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Currently, the Portfolios do not typically provide initial margin in connection with swaps. Rules requiring both initial and variation margin to be posted by certain market participants for uncleared swaps have, however, been adopted and will become effective as to various market participants over time. When these rules take effect with respect to the Portfolios, the Portfolios may be required to post both initial and variation margin.

As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Portfolio. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the

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central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Portfolio is also subject to the risk that the FCM could use the Portfolio’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Portfolio may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Portfolio, which may include the imposition of position limits or additional margin requirements with respect to the Portfolio’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Currently, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Portfolio to support its obligations under a similar uncleared swap. However, as noted above, regulators adopted rules imposing margin requirements on uncleared swaps, which are likely to impose higher margin requirements.

The Portfolios are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Portfolio may be required to break the trade and make an early termination payment to the FCM.

Swaps that are subject to mandatory clearing are also required to be traded on swap execution facilities (“SEFs”), if any SEF makes the swap available to trade. An SEF is a trading platform where multiple market participants can execute swap transactions by accepting bids and offers made by multiple other participants on the platform. Transactions executed on an SEF may increase market transparency and liquidity but may require a Portfolio to incur increased expenses to access the same types of swaps that it has used in the past.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap agreement defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Portfolio’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Portfolios and their respective Specialist Manager(s) believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio’s borrowing restrictions. For purposes of each of the Portfolio’s requirements under Rule 12d3-1 where, for example, a Portfolio is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) , the mark-to-market value will be used to measure the Portfolio’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Portfolio’s issuer exposure for purposes of Section 5b-1.

A Portfolio may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Portfolio or to effect investment transactions consistent with the Portfolio’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Portfolio may therefore treat all swaps as subject to their limitation on illiquid investments.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Specialist Manager, under the supervision of the Board of Trustees and the Adviser, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.

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Synthetic Equity Swaps. Certain Portfolios may also enter into synthetic equity swaps, in which one party to the contract agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security including any dividends distributed by the underlying security. The other party to the contract makes regular payments, typically at a fixed rate or at a floating rate based on LIBOR or other variable interest rated based on the notional amount. The notional amount is not invested in the reference security. Similar to currency swaps, synthetic equity swaps are generally entered into on a net basis, which means the two payment streams are netted out and the Portfolio will either pay or receive the net amount. The Portfolio will enter into a synthetic equity swap instead of purchasing the reference security when the synthetic equity swap provides a more efficient or less expensive way of gaining exposure to a security compared with a direct investment in the security.

OTHER HEDGING INSTRUMENTS. Generally, a Portfolio’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made. Certain of the Portfolios may make such investments, some of which are described below.

The Portfolios may invest in exchange-traded funds (“ETFs”) as part of each Portfolio’s overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolios invest and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies is consistent with the investment policies and restrictions adopted by the Portfolios. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.

The Portfolios may invest in ETFs that are consistent with the Portfolio’s investment strategy, as well as Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities. The Portfolios may invest in certain ETFs in excess of the normal statutory limits in reliance on exemptive orders that have been issued to the entities issuing shares in those ETFs, provided that certain conditions are met.

COMMODITY-LINKED DERIVATIVES. The Commodity Returns Strategy Portfolio may invest in instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices such as “commodity-linked” or “index-linked” notes. These instruments are sometimes referred to as “structured notes” because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as the Portfolio.

The values of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices, but a particular note has many features of a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest rate payments.

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Structured notes may involve leverage, meaning that the value of the instrument will be calculated as a multiple of the upward or downward price movement of the underlying commodity future or index. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the Portfolio’s commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions.

Commodity-linked notes may be issued by US and foreign banks, brokerage firms, insurance companies and other corporations. These notes, in addition to fluctuating in response to changes in the underlying commodity assets, these notes will be subject to credit and interest rate risks that typically affect debt securities.

The commodity-linked instruments may be wholly principal protected, partially principal protected or offer no principal protection. With a wholly principal protected instrument, the Portfolio will receive at maturity the greater of the par value of the note or the increase in value of the underlying index. Partially protected instruments may suffer some loss of principal up to a specified limit if the underlying index declines in value during the term of the instrument. For instruments without principal protection, there is a risk that the instrument could lose all of its value if the index declines sufficiently. The Specialist Managers’ decisions on whether and to what extent to use principal protection depend in part on the cost of the protection. In addition, the ability of the Portfolio to take advantage of any protection feature depends on the creditworthiness of the issuer of the instrument.

Commodity-linked derivatives are generally hybrid instruments which are excluded from regulation under the CEA and the rules thereunder, so that the Portfolio will not be considered a “commodity pool.” Additionally, from time to time the Portfolio may invest in other hybrid instruments that do not qualify for exemption from regulation under the CEA. Participation Notes. The Funds may invest in participation notes (“P-notes”), which are instruments that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity, debt, currency or market.

If the P-note were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. P-notes typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk. P-notes also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

COMMODITY POOL OPERATOR REGULATION AND EXCLUSIONS. With respect to the Commodity Returns Strategy Portfolio, the Adviser is registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and is subject to CFTC regulation with respect to that Portfolio. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Portfolio’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses. The CFTC has neither reviewed nor approved the Portfolio, its investment strategies or this prospectus. In addition, with respect to the Commodity Returns Strategy Portfolio, the Adviser is relying upon an exemption from registration as a “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

With respect to each Portfolio other than The Commodity Returns Strategy Portfolio (each, an “Excluded Portfolio”), the Adviser has claimed an exclusion from the definition of CPO under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Excluded Portfolios, the Adviser is relying upon a related exclusion from the definition of CTA under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require each Excluded Portfolio, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable

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forwards. Because the Adviser and the Excluded Portfolios intend to comply with the terms of the CPO exclusion, an Excluded Portfolio may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Excluded Portfolios are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Excluded Portfolios, their investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which the Adviser relies requires each Excluded Portfolios to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Excluded Portfolio’s positions in commodity interests may not exceed 5% of the liquidation value of the Excluded Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Excluded Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Excluded Portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Excluded Portfolios may not be marketed as commodity pools or otherwise as vehicles for trading in the commodity futures, commodity options or swaps markets. If, in the future, an Excluded Portfolio can no longer satisfy these requirements, the Adviser would withdraw its notice claiming an exclusion from the definition of a CPO, and the Adviser would be subject to registration and regulation as a CPO with respect to the Excluded Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Excluded Portfolio, the Excluded Portfolio may incur additional compliance and other expenses.

NON-DIVERSIFICATION

Each of the Real Estate Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio is classified as a non-diversified investment portfolio under the 1940 Act. As such, there is no limit under the 1940 Act on the percentage of assets which can be invested in any single issuer. An investment in one of these Portfolios, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of such Portfolio. Any economic, political, or regulatory developments affecting the value of the securities in one of these Portfolios will have a greater impact on the total value of such Portfolio than would be the case if the Portfolio were diversified among more issuers. Each Portfolio intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This undertaking requires that at the end of each quarter of the Portfolio’s taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer. Notwithstanding their classification, each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio is currently operating as a diversified portfolio.

INDEX INVESTING

A portion of the assets of certain Portfolios may at times be committed to investing assets in a manner that replicates the performance of an appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for such a portion of a Portfolio. This passive investment style would differ from the active management investment techniques used with respect to the Portfolios’ other assets. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index or subset thereof.

INVESTMENT COMPANY SECURITIES

The Adviser or the Specialist Managers may also acquire, on behalf of a Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. A Portfolio may also invest in shares of another Portfolio of the Trust (“Affiliated Portfolio”) to the extent that such investments are consistent with the acquiring Portfolio’s investment objectives, policies and restrictions are permissible under the Investment Company Act.

The Investment Manager will voluntarily waive advisory fees payable by the Portfolio in an amount equal to 100% of the advisory fee the Investment Manager receives from an Affiliated Portfolio as a result of the Portfolio’s investment in the Affiliated Portfolio.

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MONEY MARKET INSTRUMENTS

BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes; The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and the Income Portfolios may acquire these instruments as described in the Prospectuses. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Portfolio and an issuer, and are not normally traded in a secondary market. A Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.

REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of that Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The Specialist Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.

Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and a Portfolio has not perfected a security interest in the security acquired, that Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a Portfolio has outstanding repurchase agreements, a Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

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SECURITIES LENDING. Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by a Portfolio in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Portfolio bears the risk of such investments.

VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of a Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Variable rate instruments are generally not rated by nationally recognized ratings organizations. The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which a Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

MORTGAGE-BACKED SECURITIES. Certain Portfolios may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured entirely or primarily by “pools” of residential or commercial mortgage loans or other assets. A Portfolio may invest in mortgage-backed securities issued by U.S. government agencies and government-sponsored entities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates as well as early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

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Mortgage-backed securities also include securities issued by non-governmental entities including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) that are not insured or guaranteed. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including “regular” interests and “residual” interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.

Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The appropriate Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the appropriate Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the appropriate Specialist Manager will monitor the average life of the Portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios’ policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the appropriate Specialist Manager will be the actual average life of such securities.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolios’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of

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each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. The liquidity backstop was extended through December 2012. The original mortgage-backed securities purchase program was completed in March 2010.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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ASSET-BACKED SECURITIES. Certain Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.

COLLATERALIZED DEBT OBLIGATIONS. The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and The Commodity Returns Strategy Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issue mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligation of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For both CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CBOs, CLOs and other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

CREDIT RISK TRANSFER SECURITIES. The Fixed Income Opportunity Portfolio may invest in fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other GSEs. These obligations are referred to as “Credit Risk Transfer Securities.” Typically, such Securities are issued at par and have stated final maturities. The Securities are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a certain pool of residential mortgage loans held in various GSE-guaranteed MBS (“Reference Obligations”). The issuing GSE selects the pool of Reference Obligations based on that GSE’s eligibility criteria. The performance of the Securities will be directly affected by the selection of the Reference Obligations by the GSE. Such Securities are issued in tranches to which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each

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tranche of Securities will have credit exposure to the Reference Obligations and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the Reference Obligations, any prepayments by borrowers and any removals of a Reference Obligation from the pool.

While the structure of Credit Risk Transfer Securities mimics the cash flows of a mezzanine securitized tranche, the Securities are not directly linked to the Reference Obligations. Thus, the payment of principal and interest on the Securities is tied to the performance of the pool of Reference Obligations. However, in no circumstances will the actual cash flow from the Reference Obligation be paid or otherwise made available to the holders of the Securities. This is different than in the case of covered notes, where the issuer default would allow investors to have an additional lien on the underlying loans.

The risks associated with an investment in Credit Risk Transfer Securities will be different than the risks associated with an investment in MBS. The Securities are the corporate obligations of the issuing GSE and are not secured by the Reference Obligation, the mortgaged properties or the borrowers’ payments under the Reference Obligations. Holders of the Securities are general creditors of the issuing GSE and will be subject to the risk that the issuing GSE will be unable to meet its obligation to pay the principal and interest of the Securities in accordance with their terms of issuance. The Securities may be considered high risk and complex securities. As a result, in the event that a GSE fails to pay principal or interest on the Securities or goes through a bankruptcy, insolvency or similar proceeding (but conservatorship of Freddie Mac or Fannie Mae would not be considered an “event of default”), holders of Credit Risk Transfer Securities have no direct recourse to the underlying loans. Such holders will receive recovery on par with other unsecured note holders (agency debentures) in such scenario.

REAL ESTATE SECURITIES

REAL ESTATE INVESTMENT TRUSTS (“REITS”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans.

REITs are sometimes informally characterized as Equity REITs, Mortgage REITs, Hybrid REITs and REOCs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Real Estate Securities Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which it invests in addition to the expenses incurred directly by the Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”).

MUNICIPAL SECURITIES

As stated in the Prospectuses, The Short-Term Municipal Bond, The Intermediate Term Municipal Bond, The Intermediate Term Municipal Bond II Portfolios and The U.S. Corporate Fixed Income Securities Portfolio, and to a lesser extent The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and each of the other Income Portfolios, may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.

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The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to “general obligations” and/or “revenue obligations” may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a Portfolio’s investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.

MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, some of which are summarized in the Prospectuses. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a Portfolio’s investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a Portfolio’s original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolios’ respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Portfolio may be determined by the appropriate Specialist Manager, pursuant to guidelines adopted by the Board, to be liquid securities for the purpose of such Portfolio’s limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the appropriate Specialist Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the appropriate Specialist Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. No Portfolio, with the exception of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, may invest more than 5% of its net assets in municipal leases. Each of the Income Portfolios may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in

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the underlying municipal securities. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days’ notice, of all or any part of the Portfolio’s participation interest in the underlying municipal security, plus accrued interest.

MUNICIPAL NOTES. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.

PRE-REFUNDED MUNICIPAL SECURITIES. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.

AUCTION RATE SECURITIES. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). For purposes of complying with the 20% limitation on each of the municipal Portfolio’s investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.

A Portfolio’s investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the Investment Company Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of that Portfolio’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by that Portfolio.

PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the

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size of such issues. The interest from certain private activity bonds owned by a Portfolio (including an Income Portfolio’s distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax. The Short-Term Municipal Bond Portfolio does not currently intend to invest in Private Activity Bonds.

TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

TENDER OPTION BONDS. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the appropriate Specialist Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio’s credit quality requirements, to be inadequate. Each Income Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the appropriate Specialist Manager, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case, there is a risk that an Income Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Income Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

OTHER FIXED INCOME SECURITIES AND STRATEGIES.

HIGH YIELD SECURITIES AND SECURITIES OF DISTRESSED COMPANIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The Fixed Income Opportunity Portfolio invests primarily in such securities. The Real Estate Securities Portfolio, The Core Fixed Income Portfolio and the Intermediate Term Municipal Bond Portfolio may also invest in such securities according to each Portfolio’s Prospectus. High yield securities and securities of distressed companies generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. While any investment carries some risk, certain risks associated with high yield securities and debt securities of distressed companies which are different than those for investment grade are as follows:

1.	The market for high risk, high yield securities and debt securities of distressed companies may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Portfolio to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

2.	Market prices for high risk, high yield securities and debt securities of distressed companies may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities and debt securities of distressed companies may move independently of interest rates and the overall bond market.

3.	The market for high risk, high yield and distressed company securities may be adversely affected by legislative and regulatory developments.

4.	The risk of loss through default is greater for high yield fixed income securities and securities of distressed companies than for investment grade debt because the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates.

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Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Portfolio’s net asset value per share.

In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for high yield and distressed company securities (resulting in a greater number of bond defaults) and the value of such securities held by a Portfolio. Current laws, such as those requiring federally insured savings and loan associations to remove investments in such lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

The economy and interest rates may affect high yield securities and debt securities of distressed companies differently than other securities. For example, the prices of such securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment. If an issuer of a security held by a Portfolio defaults, that Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of high yield securities and debt securities of distressed companies as well as the Portfolio’s net asset value. In general, both the prices and yields of such securities will fluctuate.

In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Portfolio’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities and distressed company held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by a Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

The ratings of Moody’s, S&P and Fitch evaluate the safety of a lower rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Specialist Managers perform their own analysis of the issuers of high yield securities and debt securities of distressed companies purchased by a Portfolio. Because of this, a Portfolio’s performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

The Specialist Managers continuously monitor the issuers of high yield securities and debt securities of distressed companies held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.

CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

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WHEN-ISSUED SECURITIES. When-issued transactions involve a commitment to purchase at a predetermined price or yield in which delivery takes place after the customary settlement period for that type of security. Fixed income securities may be purchased on a “when-issued” basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by an Equity Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss. To the extent permitted by applicable law, there is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

INDEBTEDNESS, LOAN PARTICIPATIONS AND ASSIGNMENTS. Certain Portfolios may purchase indebtedness and participations in commercial loans. Loan Participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing indebtedness and Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling indebtedness or a Loan Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire indebtedness and Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower.

A Portfolio may have difficulty disposing of Indebtedness, Assignments and Loan Participations. Since the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. Further, restrictions in the underlying credit agreement could limit the number of eligible purchasers. The lack of a highly liquid secondary market and restrictions in the underlying credit agreement may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for similar loans; and (iv) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. The secondary market for loan participations is limited and any such participation purchased by Specialist Manager may be regarded as illiquid.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.

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Certain Fees Paid to the Portfolios. In the process of buying, selling and holding Senior Loans, the Portfolios may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Portfolios buy a Senior Loan they may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Portfolios may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Portfolios may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Portfolios may include amendment fees.

Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with all or a portion of any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as loosening a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on or direct the seller of the Participation to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Portfolios will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolios its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Portfolios have direct recourse against the borrower, the Portfolios will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the holders of the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolios will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolios and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Portfolios were determined to be subject to the claims of the Agent’s general creditors, the Portfolios might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among other factors. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolios derive interest income will be reduced. However, the Portfolios may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Portfolios’ performance because the Portfolios should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on the Portfolios’ yield.

Other Information Regarding Senior Loans. Certain Portfolios may purchase and retain a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced

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income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolios may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Portfolio will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for the Portfolio.

Certain Portfolios may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. The Portfolios may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

Certain Portfolios will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be under-collateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Portfolios may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan.

If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Portfolios’ security interest in the loan collateral or subordinate the Portfolios’ rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect the Portfolios’ performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolios or a “preference claim” that a pre-petition creditor received a greater recovery on an existing debt than it would have in a liquidation situation. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolios’ security interest in loan collateral. If the Portfolios’ security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, the Portfolios would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolios could also have to refund interest (see the prospectus for additional information).

Certain Portfolios may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolios’ purchase of a Senior Loan. Certain Portfolios may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Specialist Manager, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolios investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

TRADE CLAIMS. Certain Portfolios may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.

STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded OTC. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying

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instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

Structured products include instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract.

Structured Notes. Structured notes are derivative instruments, the interest rate or principal of which is determined by reference to changes in value of a specific security, reference rate, or index. Indexed securities, similar to structured notes, are typically, but not always, debt securities whose value a maturity or coupon rate is determined by reference to other securities. The performance of a structured note or indexed security is based upon the performance of the underlying instrument.

The terms of a structured note may provide that, in certain circumstances, no principal is due on maturity and, therefore, may result in loss of investment. Structured notes may be indexed positively or negatively to the performance of the underlying instrument such that the appreciation or deprecation of the underlying instrument will have a similar effect on the value of the structured note at maturity or of any coupon payment. In addition, changes in the interest rate and value of the principal at maturity may be fixed at a specific multiple of the change in value of the underlying instrument, making the value of the structured note more volatile than the underlying instrument. Further, structured notes may be less liquid and more difficult to price accurately than less complex securities or traditional debt securities

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the trust. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. The Commodity Returns Strategy Portfolio may invest in commodity linked notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodity Returns Strategy Portfolio will only invest in commodity-linked structured products that qualify under applicable rules of the U.S. Commodity Futures Trading Commission (“CFTC”) for an exemption from the provisions of the CEA.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations

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issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

ZERO COUPON SECURITIES. Zero coupon securities are debt securities that make no coupon payment but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of a Portfolio’s limitation on investments in illiquid securities.

INFLATION-INDEXED SECURITIES. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (CPI). Inflation indexed securities may be issued by the U.S. government, by agencies and instrumentalities of the U.S. government, and by corporations. There are two common ways that these securities are structured. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Inflation generally erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has occurred in each of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments. Investors in inflation-indexed securities funds who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund’s income distributions. Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed securities, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

Coupon payments that a fund receives from inflation-indexed securities are included in the fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by Internal Revenue Service (IRS) regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed

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security, this means that taxes must be paid on principal adjustments, even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders). It may be necessary for the fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.

TREASURY INFLATION PROTECTED SECURITIES (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments that provide a ‘real rate of return’ by adjusting interest and principal payments for the impact of inflation. This periodic inflation adjustment of U.S. inflation-indexed securities is tied to the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics. CPI measures the change in the cost of a fixed basket of consumer goods and services, such as transportation, food, and housing. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES AND PRIVATE PLACEMENTS. The Portfolios may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “accredited investors” under Regulation D under the 1933 Act (“Reg. D Securities” or “Private Placements”)) or “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio’s limitation on the purchase of illiquid securities, unless a Portfolio’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Portfolio in Rule 144A Securities. The Trust’s Board of Trustees may adopt guidelines and delegate to the Specialist Managers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Reg. D and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Portfolio’s investments in illiquid securities are subject to the risk that should a Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio’s net assets could be adversely affected.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Portfolio’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Portfolio may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Trust’s Board of Trustees, the Specialist Manager determines the liquidity of a Portfolio’s investments. In determining the liquidity of a Portfolio’s investments, the Specialist Manager may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

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Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e. strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to the point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective,

A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Specialist Manager believes that such a combination may better achieve a Portfolio’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

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A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Portfolio also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Portfolio in turn assumes credit risk associated with the convertible note.

BANK CAPITAL SECURITIES. The Portfolios may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities, commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

TRUST PREFERRED SECURITIES. The Portfolios may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Portfolio to sell their holdings. In identifying the risks of the trust preferred securities, the Specialist Manager will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Portfolio.

CYBERSECURITY RISKS. The Portfolios, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Portfolios or their service providers, including Specialist Managers, or the issuers of securities in which the Portfolios invest, have the ability to cause disruptions and impact business operations. The potential consequences of such events include potential financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Portfolios and their shareholders could be negatively impacted as a result.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 through 13) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.

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A PORTFOLIO MAY NOT:

1.	With the exception of The Real Estate Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, no Portfolio may purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2.	Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).

3.	Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectuses.

4.	Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts, forward contracts and similar derivative financial instruments described in the Trust’s Prospectuses shall not constitute issuance of a senior security.

5.	Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7.	With the exception of the Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.

8.	With respect to The Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, except to the extent the Portfolio may do so as described in the Portfolio’s Prospectus and Statement of Additional Information and provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.

9.	Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectuses.

10.	With the exception of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, no Portfolio may invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

11.	With respect to The Real Estate Securities Portfolio, invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies, except that the Portfolio will invest more than 25% of its total assets in the real estate industry.

12.	With respect to The Commodity Returns Strategy Portfolio, invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies, except that the Portfolio will invest 25% or more of its total assets at the time of purchase in equity securities issued by commodity-related companies, derivatives with exposure to commodity-related companies or investments in securities and derivatives linked to the underlying price movement of commodities.

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13.	With respect to each of The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio, invest, under normal circumstances, less than 80% of its net assets in Municipal Securities.

The following investment restrictions (14 through 16) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.

14.	With exception of The Emerging Market Portfolio, a Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act. With respect to the Emerging Market Portfolio, the Portfolio’s investment in investment companies is limited to: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Portfolio’s total assets with respect to any one investment company; and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate.

15.	A Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).

16.	The Portfolios listed below have non-fundamental investment policies obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio’s name. For purposes of such an investment policy, “assets” includes the Portfolio’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days’ notice of any intended change. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.

a.	The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio will each invest at least 80% of its assets in equity securities.

b.	The Small Capitalization—Mid Capitalization Equity Portfolio will invest at least 80% of its assets in equity securities of small capitalization and mid-capitalization issuers, as defined in the Trust’s Prospectuses.

c.	The Real Estate Securities Portfolio will invest at least 80% of its assets in equity and debt securities issued by U.S. and non-U.S. real estate-related companies, as defined in the Trust’s Prospectus.

d.	The International Equity Portfolio will invest at least 80% of its assets in equity securities.

e.	The Emerging Markets Portfolio will invest at least 80% of its assets in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market.

f.	The Institutional Small Capitalization—Mid Capitalization Equity Portfolio will invest at least 80% of its assets in equity securities of small capitalization and mid-capitalization issuers, as defined in the Trust’s Prospectuses.

g.	The Institutional International Equity Portfolio will invest at least 80% of its assets in equity securities.

h.	The Core Fixed Income Portfolio will invest at least 80% of its assets in fixed income securities.

i.	The Fixed Income Opportunity Portfolio will invest at least 80% of its assets in fixed income securities.

j.	The U.S. Government Fixed Income Securities Portfolio will each invest at least 80% of its assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

k.	The Inflation Protected Securities Portfolio will invest at least 80% of its assets in inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations.

l.	The U.S. Corporate Fixed Income Securities Portfolio will invest at least 80% of its assets in fixed income securities issued by U.S. corporations.

m.	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio will invest at least 80% of its assets in U.S. mortgage and asset backed securities.

An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken.

The Investment Company Act generally defines “senior security” to mean any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

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The Real Estate Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio. The Portfolio’s classification as a “non-diversified” investment company means that the proportion of the Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act. To be diversified, at least 75% of the value of an investment company’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the investment company’s total assets are invested in the securities of a single issuer and the investment company’s does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of a diversified fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations. The Portfolio, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these investment companies that are less restrictive than the requirements applicable to the “diversified” investment companies under the Investment Company Act. Under current law, an investment company that is “non-diversified” but operates continuously as a “diversified” investment company for three years shall become “diversified,” and thereafter may not operate as a “non-diversified” investment company absent a shareholder vote. The ESG Growth Portfolio and The Catholic SRI Growth Portfolio are currently operating as diversified portfolios.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.

PORTFOLIO TRANSACTIONS AND VALUATION

PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Portfolios of the Trust during the fiscal years indicated (amounts in thousands).

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PORTFOLIO	YEAR ENDED June 30, 2016		YEAR ENDED June 30, 2015	YEAR ENDED June 30, 2014
The Value Equity Portfolio	$427		$625	$422
The Institutional Value Equity Portfolio	$628		$1,013	$671
The Growth Equity Portfolio	$187		$245	$141
The Institutional Growth Equity Portfolio	$255		$413	$197
The Small Capitalization—Mid Capitalization Equity Portfolio	$88		$113	$104
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$144		$204	$208
The Real Estate Securities Portfolio	$88		$132	$141	(a)
The Commodity Returns Strategy Portfolio	$954		$722	$498
The ESG Growth Portfolio	$92	(b)	N/A	N/A
The Catholic SRI Growth Portfolio	$10	(c)	N/A	N/A
The International Equity Portfolio	$866		$1,002	$1,108
The Institutional International Equity Portfolio	$1,499		$1,969	$2,084
The Emerging Markets Portfolio	$1,965		$3,936	$3,289
The Core Fixed Income Portfolio	$0		$0	$0
The Fixed Income Opportunity Portfolio	$157		$81	$4
The U.S. Government Fixed Income Securities Portfolio	$0		$0	$0
The Inflation Protected Securities Portfolio	$0		$0	$0	(d)
The U.S. Corporate Fixed Income Securities Portfolio	$0		$0	$0
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$0		$0	$0
The Short-Term Municipal Bond Portfolio	$0		$0	$0
The Intermediate Term Municipal Bond Portfolio	$0		$0	$0
The Intermediate Term Municipal Bond II Portfolio	$0		$0	$0

(a)	For the period September 12, 2013 through June 30, 2014.
(b)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(c)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.
(d)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions.

The following table reflects the aggregate dollar amount of brokerage commissions paid in connection with a Portfolio’s transactions by such Portfolio’s Specialist Manager to any broker/dealer that may be deemed to be an affiliate of the Specialist Manager during the Trust’s last three fiscal years. Information shown is expressed both as a percentage of the total amount of commission dollars paid by a Portfolio and as a percentage of the total value of all brokerage transactions effected on behalf of such Portfolio. None of the Portfolios, other than the Portfolio indicated below, paid brokerage commissions to brokerage firms affiliated with the Specialist Managers.

	Commissions paid ($)			% of Commissions Paid			% of Transactions Effected
	2016	2015	2014	2016	2015	2014	2016	2015	2014
The Growth Equity Portfolio
BNY Convergex	$252	$—	$—	0.13%	—%	—%		—%	—%

The Institutional Growth Equity Portfolio
BNY Convergex	$405	$—		0.16%	—%	—%		—%	—%

The Small Capitalization—Mid Capitalization Equity Portfolio
BNY Convergex	$3	$—	$—	0.00%	—%	—%		—%	—%

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio
BNY Convergex	$7	$—	$—	0.00%	—%	—%		—%	—%

The Commodity Returns Strategy Portfolio
BNY Convergex	$84	$—	$—	0.00%	—%	—%		—%	—%

The Emerging Markets Portfolio
BNY Convergex	$—	$94,193	$59,376	—%	2.39%	1.81%	—%	0.96%	0.57%
Pershing	$—	$2,692	$10,412	—%	0.07%	0.32%	—%	0.07%	0.43%
HSBC Securities	$29,321	$—	$—	1.49%	—%	—%	0.51%	—%	—%
Societe Generale	$1,034	$—	$—	0.05%	—%	—%	0.06%	—%	—%

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In no instance will portfolio securities be purchased from or sold to Specialist Managers, the Adviser or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.

PORTFOLIO TURNOVER. Changes may be made in the holdings of any of the Portfolios consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio involved. With the exception of The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, it is not anticipated that the annual portfolio turnover rate for a Portfolio will exceed 100% under normal circumstances. The Core Fixed Income Portfolio has historically had significant portfolio turnover (e.g., over 150%/year), and it is anticipated that such portfolio turnover will continue in the future. A high rate of Portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

Portfolios may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase a Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for a Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Portfolios that has more than one Specialist Manager will be an aggregate of the rates for each individually managed portion of that Portfolio. Rates for each portion, however, may vary significantly. The portfolio turnover rates for each of the Trust’s Portfolios during the last three fiscal years are set forth in the following table.

PORTFOLIO	FISCAL YEAR ENDED June 30, 2016	FISCAL YEAR ENDED June 30, 2015	FISCAL YEAR ENDED June 30, 2014
The Value Equity Portfolio	66.86%	123.19%	53.96%
The Institutional Value Equity Portfolio	67.08%	119.98%	63.68%
The Growth Equity Portfolio	38.90%	57.33%	30.28%
The Institutional Growth Equity Portfolio	37.43%	96.81%	48.43%
The Small Capitalization—Mid Capitalization Equity Portfolio	48.89%	67.34%	41.18%

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PORTFOLIO	FISCAL YEAR ENDED June 30, 2016		FISCAL YEAR ENDED June 30, 2015	FISCAL YEAR ENDED June 30, 2014
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	52.38%		83.94%	67.75%
The Real Estate Securities Portfolio	51.03%		60.49%	52.49%
The Commodity Returns Strategy Portfolio	130.01%		63.29%	61.70%
The ESG Growth Portfolio	35.90	%(a)	N/A	N/A
The Catholic SRI Growth Portfolio	25.63	%(b)	N/A	N/A
The International Equity Portfolio	42.41%		48.85%	55.23%
The Institutional International Equity Portfolio	43.96%		52.55%	64.38%
The Emerging Markets Portfolio	40.02%		85.72%	75.84%
The Core Fixed Income Portfolio	58.47%		89.60%	75.17%
The Fixed Income Opportunity Portfolio	66.76%		55.80%	82.94%
The U.S. Government Fixed Income Securities Portfolio	50.10%		99.54%	62.52%
The Inflation Protected Securities Portfolio	20.88%		27.12%	18.56	%(c)
The U.S. Corporate Fixed Income Securities Portfolio	64.20%		158.19%	130.81	%*
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	15.24%		29.92%	26.46%
The Short-Term Municipal Bond Portfolio	38.47%		26.24%	25.15%
The Intermediate Term Municipal Bond Portfolio	30.35%		25.67%	34.05%
The Intermediate Term Municipal Bond II Portfolio	11.22%		21.51%	17.84%

*	The turnover rate in 2014 increased as a result of an increase in absolute flows (volume of securities purchases and sales) during a strong market period.
(a)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(b)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.
(c)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

VALUATION. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Commodity Return Strategy Portfolio’s current net asset value per share is readily available online at http://www.hccapitalsolutions.com/. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price or if no sale occurs at the mean between the last reported bid and asked prices. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars. Exchange rates are received daily from an independent pricing service approved by the Board. If there have been no sales on such exchange, the security is valued at the closing bid. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust’s Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolios’ net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

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PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the various Portfolios to its service providers where relevant to duties to be performed for the Portfolios. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. All such service providers are required to maintain the confidentiality of such information by virtue of their respective duties to the Trust. Disclosures to service providers are made in the ordinary course of business as needed in order for a service provider to meet its obligations to the Trust and are generally provided without any lag time. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to a Specialist Manager, provided that the service is related to the investment advisory services that the Specialist Manager provides to the Portfolios.

The Trust does not disclose any portfolio holdings information to any rating or ranking organizations, but does disclose such information to two third party organizations, FactSet Research Systems, Inc. and Bloomberg, L.P., for the sole purpose of providing statistical services to the Adviser. These organizations receive portfolio holdings information daily with no lag time. These organizations have signed confidentiality agreements under which they are required to keep all portfolio holdings information confidential and are prohibited from improperly using such information.

Neither the Trust nor any service provider to the Trust may disclose material information about the Portfolios’ holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q by the Portfolios. In no event shall such information be disclosed for compensation.

The Trust’s Chief Compliance Officer is responsible for reviewing such disclosures to ensure that no improper disclosures have occurred. The Board relies on the Trust’s Chief Compliance Officer to exercise day-to-day oversight with respect to portfolio holdings disclosures. The Board receives periodic reports from the Chief Compliance Officer and meets with him on a regular basis.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the various Portfolios. All of the portfolio managers are employees of the indicated Specialist Manager and not of the Adviser.

As noted in the Prospectuses, investment in the HC Strategic Shares of the Trust is currently limited to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services. Unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio of the Trust for which they are responsible.

The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2016, unless otherwise noted.

It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.

Advisory Research, Inc. (“Advisory Research”) Advisory Research serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity and Institutional Small Capitalization—Mid Capitalization Equity Portfolios. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Advisory Research. Mr. Cupps also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Andrew S. Cupps	2	$233.6 million	4	$13.1 million	9	$116.2 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE *

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Andrew S. Cupps	0	$0	2	$6.4 million	0	$0

*	Estimated upon date of employment of Mr. Cupps by Advisory Research.

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Advisory Research has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Advisory Research has adopted procedures for allocating portfolio transactions across multiple accounts.

Advisory Research determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Advisory Research acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Advisory Research may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

Advisory Research has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

COMPENSATION.

Advisory Research believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio managers are compensated with competitive salaries, annual bonuses that are based on each individual’s overall job performance and retirement benefits. Bonuses are discretionary and determined by Advisory Research’s CEO. The success of Advisory Research and the individual employees’ contribution to that success is the primary determinant of incentive compensation. Compensation is not directly tied to investment performance. This compensation structure is designed to align the best interests of our clients with the management of the portfolio.

Agincourt Capital Management, LLC (“Agincourt”) serves as a Specialist Manager for The ESG Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Agincourt. Day-to-day investment decisions for The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of L. Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager. Both Mr. Buoyer and Mr. Marshall provide portfolio management for certain other registered investment companies and separately managed accounts within this strategy. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL

THE ESG GROWTH PORTFOLIO

THE CATHOLIC SRI GROWTH PORTFOLIO

THE CORE FIXED INCOME PORTFOLIO

THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
L. Duncan Buoyer	0	$0	0	$0	157	$5.9 billion
B. Scott Marshall	0	$0	0	$0	157	$5.9 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
L. Duncan Buoyer	0	$0	0	$0	2	$274 million
B. Scott Marshall	0	$0	0	$0	2	$274 million

CONFLICTS OF INTEREST.

Agincourt Capital Management is focused on managing fixed income portfolios. All portfolios are managed on a team basis and accounts with similar mandates are managed as closely as possible, taking into account client specific cash flow requirements and any investment guideline constraints.

Agincourt maintains policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and broker selection.

While there is no guarantee that such policies and procedures will be effective in all cases, Agincourt believes that all issues relating to potential material conflicts of interest have been addressed.

COMPENSATION.

Compensation is not tied to the performance of the Fund or specific accounts. The majority of Agincourt’s investment professionals have an ownership interest in the firm, sharing in profits in addition to a base salary. For those employees that do not have an ownership interest there is a bonus plan that is based on the firm’s profitability combined with the individual’s contribution to the firm’s success.

AllianceBernstein L.P. (“AllianceBernstein”) AllianceBernstein serves as a Specialist Manager for The Value Equity and Institutional Value Equity Portfolios. AllianceBernstein L.P. is 63% owned by AXA Financial, Inc., a wholly-owned subsidiary of AXA, a global financial services organization, and 32.7% owned by the public (including former employees), with the remainder held by the Firm’s directors, officers and employees. The address of AllianceBernstein L.P. is 1345 Avenue of the Americas, New York,

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NY, 10105, and the address of its parent company, AXA Financial, Inc., is 25 Avenue Matignon, 75008 Paris, France. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to AllianceBernstein. Messrs. Paul and Inal provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — VALUE EQUITY PORTFOLIO AND INSTITUTIONAL VALUE EQUITY PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Gerry Paul	13	$5,257 million	15	$427 million	25,594	$13,290 million
Cem Inal	9	$1,473 million	10	$254 million	5	$48 million

OTHER ACCOUNTS MANAGED — OF TOTALS LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Gerry Paul	—	—	—	$—	—	$—
Cem Inal	—	$—	—	$—	—	$—

CONFLICTS OF INTEREST. As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading

AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients

AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in the level of assets under management.

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Allocating Investment Opportunities

AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to address potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

COMPENSATION. AllianceBernstein’s compensation program for portfolio managers and analysts is designed to be competitive and effective in order to attract and retain the highest caliber employees. Portfolio managers receive base compensation, incentive compensation and contributions to AllianceBernstein’s 401(k) plan. Part of the annual incentive compensation is normally paid in the form of a cash bonus and part through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a four-year period. Deferred awards are in the form of the firm’s publicly traded equity units, although award recipients have the ability to receive a portion of their awards in deferred cash.

Total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance to align compensation with client investment returns. Qualitative factors are driven by portfolio managers’ contributions to the investment process and client success.

The quantitative component includes measures of absolute, relative and risk-adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the fund’s prospectus and versus peers over one-, three- and five-year calendar periods— with more weight given to longer time periods. Peer groups are chosen by investment CIOs, who consult with the Product Management team to identify products most similar to our investment style and most relevant within the asset class.

The qualitative component incorporates the manager’s contribution to the overall investment process and our clients’ success. Among the important aspects are: thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong talent pool, mentoring newer investment professionals, and being a good corporate citizen.

Other factors can play a part in determining portfolio managers’ total compensation (including base compensation). This may include complexity of investment strategies managed, volume of assets managed, level of experience and level of officership within the firm. Assessments of investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm.

Ariel Investments, LLC (“Ariel”) serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Ariel. David M. Maley is the Lead Portfolio Manager for our deep value strategy and, as such, makes the final decisions. He works closely with Kenneth E. Kuhrt, Portfolio Manager. Messrs. Maley and Kuhrt provide portfolio management for certain other registered investment companies and separately managed accounts within this strategy.

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OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
David M. Maley	2	$34.2 million	0	$0.0 million	64	$545.3 million
Kenneth E. Kuhrt	2	$34.2 million	0	$0.0 million	64	$545.3 million

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. Accounts managed within the same strategy are managed using similar investment weightings. This does not mean, however, that all accounts in a given strategy will hold the same stocks. Ariel allocates investment decisions across all accounts in a strategy in order to limit the conflicts involved in managing multiple accounts. Differences in investments are a result of individual client account investment restrictions or the timing of additions and withdrawals of amounts subject to account management.

COMPENSATION. Ariel Investments’ compensation methodology for these portfolio managers consists of:

Base Salary. Base salary is a fixed amount determined at the beginning of each compensation year. Base salaries vary within Ariel Investments, LLC based on position responsibilities, years of service and contribution to long-term performance of the funds advised by Ariel.

Discretionary Bonus Pool. Bonuses are determined through an annual performance evaluation process based on qualitative factors. The discretionary bonuses are paid in cash. All members of Ariel Investments’ research department who serve as industry analysts are evaluated on five qualitative factors: technical skills, productivity, communication skills, industry knowledge and consistent exhibition of Ariel Investments’ firm values.

Annual Stock Grants. Portfolio managers may be awarded discretionary grants of stock in Ariel Investments, based on position responsibilities, years of service and contribution to long-term performance of the funds advised by Ariel.

Artisan Partners Limited Partnership (“Artisan Partners”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Mr. Mark L. Yockey, a managing director of Artisan Partners, manages those portions of these Portfolios allocated to Artisan Partners. Mr. Andrew J. Euretig and Mr. Charles-Henri Hamker serve as Associate Portfolio Managers. As portfolio managers, Messrs. Yockey, Euretig and Hamker are jointly responsible for making day-to-day investment decisions. Mr. Yockey, Mr. Euretig and Mr. Hamker also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark L. Yockey	8	$18.8 billion	5	$1.0 billion	41	$9.2 billion
Andrew J. Euretig	6	$17.8 billion	4	$933.3 million	38	$9.0 billion
Charles-Henri Hamker	8	$18.8 billion	5	$1.0 billion	41	$9.2 billion

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark L. Yockey	—	—	—	—	2	$461 million
Andrew J. Euretig	—	—	—	—	2	$461 million
Charles-Henri Hamker	—	—	—	—	2	$461 million

CONFLICTS OF INTEREST. Artisan Partners’ Non-U.S. Growth investment team, led by Mark Yockey as manager, manages portfolios for multiple clients within four investment strategies (Non-U.S. Growth, Non-U.S. Small-Cap Growth, Global Equity and Global Small-Cap Growth). Andrew Euretig and Charles Hamker serve as Associate Portfolio Managers of the Non-U.S. Growth strategy. Mr. Hamker also co-manages the Non-U.S. Small-Cap Growth, Global Equity and Global Small-Cap Growth strategies. Mr. Euretig also co-manages the Global Equity strategy. These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of the Portfolios and their shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within Artisan Partners’ Non-U.S. Growth strategy, including the Portfolios, are managed similarly, substantially all of the research and portfolio management activities conducted by the Non-U.S. Growth investment team benefit all clients within the particular strategy. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Partners’ clients as appropriate given the nature of the services provided.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy including Artisan Partners’ Non-U.S. Growth investment strategy, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Partners Funds, Inc., a registered investment company to which Artisan Partners acts as investment adviser (“Artisan Funds”). Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

With prior written approval, Artisan Partners may allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material nonpublic information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Portfolios if the staff member were not a director.

Side-by-Side Management. Potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. For instance, an investment team may provide advice to and make decisions for accounts in one investment strategy, including a Portfolio, that may differ from advice given, or the timing or nature of decisions made, with respect to accounts in another investment strategy. There also may be circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. Artisan Partners manages these potential conflicts through internal review processes.

Allocation of Portfolio Transactions Among Clients. Artisan Partners seeks to treat all of its clients fairly when allocating investment opportunities among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations), most orders placed by the firm’s investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The trader(s) for that strategy generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. Trades for Artisan Partners and

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their partners, employees and other affiliates, and accounts in which one or more of them has an interest (including Artisan Partners’ proprietary accounts, if any), may be included in an aggregated trade with client accounts. All participating accounts, including the Portfolios, then share (generally pro rata subject to minimum order size requirements) in an aggregated order and shall receive the same average execution price for each broker and be charged the same commission, if any.

Because it is generally not known in advance how many shares will be received in most underwritten offerings, including initial public offerings, shares are allocated to client accounts after receipt. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, which are discussed below, are not permitted to invest in initial public offerings.

There also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. For example, the capitalization ranges of some strategies overlap or a security may at times be of interest to both Artisan Partners’ growth and value, or Artisan Partners’ U.S. and Non-U.S. teams. “Same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, a trader works both trades in the market at the same time, subject to the requirements of Artisan Partners’ written trade processing procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will seek to mitigate the risk of inadvertent cross by (i) utilizing different brokers or venues, or (ii) utilizing brokers or venues that maintain crossing prevention controls.

The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan Partners and are included in Artisan Partners’ compliance program.

Short Selling. No order to sell a security short may be executed if the same or a related security is held long in any account managed by the same investment team in a different investment strategy. Similarly, no order to purchase a security long may be executed if the same or a related security is held short in any account managed by the same investment team in a different investment strategy. It is possible, however, that one investment team could sell a security short when the same or a related security is held long in an account managed by a different Artisan Partners investment team. Similarly, an investment team could purchase a security long when the same or a related security is held short in an account managed by a different Artisan Partners investment team.

Soft Dollars and Commission Recapture. As an investment adviser, Artisan Partners has an obligation to seek best execution for clients – that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. Subject to Artisan Partners’ duty to seek best execution, selection of broker-dealers may be affected by Artisan Partners’ receipt of brokerage and research services. However, Artisan Partners generally does not use commissions from client account trades of fixed income securities to obtain research services or other products from broker-dealers.

Artisan Partners may use client commissions to pay for brokerage and research services if Artisan Partners determines that such items meet the criteria outlined in its commission management policy and do not impair its duty to seek best execution. Artisan Partners does not consider, in selecting broker-dealers to be used in effecting securities transactions for a Fund, whether Artisan Partners or its affiliates received client referrals from the broker-dealer.

The research products and services received by Artisan Partners and obtained through the use of client commission dollars include proprietary research (in which the research products or services are prepared and provided by the executing broker-dealer) and third-party research from independent research providers and broker-dealers through commission sharing arrangements (in which the executing broker-dealer makes a payment on Artisan Partners’ behalf and at Artisan Partners’ direction to a third-party who has independently prepared the research products or services).

When Artisan Partners receives the items described above in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to select a particular broker-dealer or electronic communication network (“ECN”) that will provide it with brokerage or research services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan Partners uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Portfolios, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain types of clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan Partners pays for such products and services from its own funds).

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A number of Artisan Partners’ clients, including the Portfolios, participate in commission recapture arrangements, pursuant to which Artisan Partners is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture broker-dealers subject to Artisan Partners’ duty to seek best execution. Those client directions generally require that Artisan Partners execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture broker-dealers. Artisan Partners tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account). Progress toward those commission recapture goals is monitored on an on-going basis by Artisan Partners. Largely driven by developments in commission reporting in the United Kingdom and similar regulatory initiatives in other markets, as well as continued downward pressure on commission rates, most of the largest broker-dealers have stopped facilitating commission recapture on transactions outside the U.S. As a result, commissions in non-U.S. transactions are rarely able to be recaptured.

Artisan Partners has adopted written procedures with respect to soft dollars and commission recapture, which are included in Artisan Partners’ compliance procedures.

Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary investments and personal investments by Artisan Partners’ personnel (“proprietary accounts”) also may present potential conflicts of interest with Artisan Partners’ clients, including the Portfolios. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of Artisan Partners’ clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts.

Personal transactions are subject to Artisan Partners’ Code of Ethics, which generally provides that personnel of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement). The Code strongly discourages personnel from excessive short-term trading of securities and provides that Artisan Partners’ compliance team may deny pre-approval for transactions that would constitute short-term trading. The purchase and sale, or sale and purchase, of the same (or equivalent) securities within 30 days are generally considered short-term trading.

In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Those reports are reviewed for conflicts, or potential conflicts, with client transactions.

The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

Proxy Voting. Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of the Portfolios. As described in its proxy voting policy, Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Portfolios invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds or an employee of Artisan Partners or its affiliate; (iii) Artisan Partners or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners or its affiliate, or an employee of either of them, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy. Artisan Partners’ proxy voting policy contains procedures that must be followed in the event such relationships are identified in order to minimize the conflicts of interest that otherwise may result in voting proxies for Artisan Partners’ clients, including the Portfolios.

Fees. Like the fees Artisan Partners receives from the Portfolios, the fees Artisan Partners receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners’ performance against an agreed upon benchmark, and may be adjusted upwards or downwards from a base fee), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As

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of June 30, 2016, Artisan Partners had three separate accounts with performance-based fees encompassing all of its investment strategies. One of those client accounts is managed in Artisan Partners’ Non-U.S. Growth investment strategy and one is managed in Artisan Partner’s Global Equity investment strategy. Although Artisan Partners may have an incentive to manage the assets of accounts with performance–based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan Partners’ procedures to manage all clients within a particular strategy similarly regardless of fee structure.

COMPENSATION. Artisan Partners’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategies, including the Portfolios. Portfolio managers are not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because Artisan Partners believes this method aligns portfolio managers’ interests more closely with the long-term interests of clients. Artisan Partners’ portfolio managers also participate in group life, health, medical reimbursement and retirement plans that are generally available to all of Artisan Partners’ salaried associates. All of Artisan Partners’ portfolio managers have, or are expected to have over a reasonable time, equity interests in the firm.

The Boston Company Asset Management, LLC (“TBCAM”) serves as a Specialist Manager for The Emerging Markets Portfolio. TBCAM is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Warren Skillman is responsible for the day-to-day management of the Portfolio. Mr. Skillman also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Warren Skillman	4	$997.2 million	2	$454.4 million	3	$165.2 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Warren Skillman	—	—	—	—	—	—

CONFLICTS OF INTEREST.

This disclosure statement is intended to describe the general conflicts of interest that have been identified at TBCAM and the corresponding mitigants. A conflict of interest is a scenario whereby a person or firm has an incentive to serve one interest at the expense of another interest.

This is not intended to be an exhaustive list of all conflicts that currently exist or that may exist in the future.

Side by Side Issues

1.	Same investment team managing multiple client accounts

2.	Allocation of Investment Opportunities

3.	Favoring clients with performance based fees

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Description of Perceived Conflicts: A portfolio manager may favor one account over another account.

Mitigant: All accounts in the same strategy are managed and traded identically with the exception of client imposed restrictions. Accounts in the same strategy are categorized in the same product group(s) and traded accordingly. Trades are typically allocated to accounts on a pre-trade pro-rata basis. Compliance conducts monthly dispersion reviews by strategy.

Related Party Arrangements

1.	Management of proprietary accounts alongside other accounts

2.	Management of affiliated accounts alongside other accounts

3.	Affiliated brokerage

4.	Affiliated underwriting

Description of Perceived Conflicts: Affiliated and proprietary accounts will be advantaged over other accounts. TBCAM will participate in syndicate deals (IPO’s and secondary offerings) where an affiliate is part of the underwriting syndicate to benefit the affiliate. TBCAM will execute trades with affiliated broker-dealers for reasons other than best execution.

Mitigants: All accounts (including affiliated and proprietary accounts) in the same strategy are managed identically as described in the Side by Side Issues section. Trading does not use affiliate brokers to execute trades unless expressly instructed to do so by clients. Compliance is notified of all syndicate deals that the firm is participating in and confirms whether or not an affiliate is part of the underwriting syndicate. Where an affiliate is involved, the affiliate is never the executing broker and Compliance ensures that only permissible accounts participate.

Brokerage Related Conflicts

1.	Soft dollars

2.	Broker selection

3.	Simultaneous trading

Description of Perceived Conflicts: Client commissions are used to purchase research and brokerage that is outside of the Section 28(e) safe harbor. Client commissions are used to purchase research and brokerage that is duplicative.

Brokers are selected for reasons other than for purposes of best execution.

Simultaneous trading occurs when a single investment decision results in multiple buyers or sellers being in the market at the same time. Multiple orders create the appearance of increased supply or demand that may increase or decrease prices. Such simultaneous trading may occur any time where TBCAM makes portfolio decisions, but does not execute the corresponding trades (i.e. model or UMA business, total return swaps).

Mitigants: All requests for services paid for with soft dollars are approved by the following individuals: requester’s manager, Director of Commission Management, CIO, Head Trader, CCO and COO. In addition, all services paid for with soft dollars are reviewed by the Brokerage Practices Committee no less often than annually.

Executing brokers are selected by TBCAM traders and must be on one of the approved broker lists. TBCAM has commissioned a 3rd party vendor to perform trade cost analysis (TCA). The head trader reviews TCA reports with lead portfolio managers along with the designated trader responsible for executing trades for the strategy. TCA reports are also reviewed at the Brokerage Practices

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Committee at least annually. TBCAM has entered into commission sharing arrangements (CCA’s or CSA’s) with several counterparties pursuant to which TBCAM may execute transactions through a broker and request that the broker allocate a portion of the commission or commission credits to another firm that provides research and other products to TBCAM. These arrangements allow the execution decision to be independent of the research decision.

The impact of simultaneous trading is mitigated through coordinated trading arrangements and monitored through trade cost analysis.

Personal Interests

1.	Personal trading

2.	Outside affiliations and directorship

3.	Gifts and entertainment

Description of Perceived Conflicts: Employees are permitted to trade in stocks that the firm recommends and trades in for its clients.

Employees outside interests may be in direct or indirect conflict with their job responsibilities at TBCAM.

There is a perception that portfolio managers and research analysts purchase research with client commissions from brokers and independent providers that provide gifts and/or entertainment. Likewise, there is a perception that traders may execute trades with brokers that provide gifts and/or entertainment without taking into account execution capabilities.

Mitigants: TBCAM has in place a comprehensive Securities Trading Policy which requires that all personal trades (with few exceptions) be precleared; prohibits short term trading; and requires extensive reporting and certification of compliance. Monitoring and back testing is performed by the Compliance Department on an on-going basis.

Employees that hold positions at unaffiliated entities must disclose such positions and in certain cases obtain approval.

TBCAM has in place a Gifts and Entertainment Policy that requires all employees to report all gifts and any entertainment accepted that has a value greater than $10.00. The Compliance Department reviews gifts and entertainment received to identify concerning patterns or trends.

TBCAM has implemented policies and procedures to comply with Rule 206(4)-5 of the Investment Advisers Act of 140, as amended. Certain employees that are considered “covered persons” must report and obtain approval prior to making any campaign donations for state or local elections.

Compensation Conflicts

Description of perceived conflict: Portfolio managers will provide preferential treatment to certain types of accounts, such as those that pay a higher advisory fee and/or have a performance fee, include an investment by the portfolio manager or otherwise result in an increase in compensation payable to the portfolio manager.

Mitigant: Compensation of investment personnel includes both a fixed base salary and a discretionary bonus. The discretionary bonus is not tied to the performance of any one account. Compensation of investment teams that manage hedge funds alongside other accounts is subject to long-only account performance hurdles.

Operational Conflicts

1.	Valuation and pricing

2.	Product development

3.	Disclosure practices

4.	Error correction

5.	Proxy Voting

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Description of Perceived Conflicts: Securities may be improperly valued and priced resulting in inflated performance results and advisory fees.

Products may be developed or new activities undertaken that create new conflicts or undermine the mitigation of pre-existing conflicts.

Certain clients may be provided with information that other clients do not have access to.

Errors resulting in client accounts may have a negative impact on performance and result in lower advisory fees. As a result, unnecessary risks may be assumed in an effort to reverse the impact of the error.

Proxies associated with companies of clients or prospects may be voted in a manner that places the firm’s interests ahead of the interests of client accounts.

Mitigants: All securities are priced through a 3rd party pricing service. Where a security is not priced or where the price is stale or otherwise impeded, TBCAM has in place fair value pricing procedures implemented by a Valuation Working Group and overseen by a Valuation Steering Committee. Portfolio managers and research analysts serve as an input, but are not the determining factor in matters of pricing and valuation of securities.

New activities and products are vetted through the Product Development Committee. If the committee approves the new activity or product, a pre-defined on-boarding process occurs where a component of the process is a risk assessment that factors in whether the new activity or product introduces new conflicts or impacts existing mitigants to current conflicts.

The Disclosure Policy provides guidance when information may be released to clients, prospects, consultants and other third parties. In addition, TBCAM’s Form ADV is made available to all clients, prospects, consultants and other third parties upon request. The Form ADV provides detailed information regarding the firm’s policies and practices.

TBCAM participates in the BNY Mellon Proxy Policy Committee. This committee applies detailed, predetermined proxy voting guidelines in an objective and consistent manner based upon internal and external research and recommendations.

Breckinridge Capital Advisors, Inc. (“Breckinridge”) serves as the Specialist Manager for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Breckinridge manages client portfolios on a team approach basis, which enables any portfolio manager to make portfolio management recommendations and decisions across client accounts. Peter Coffin, President, David Madigan, Chief Investment Officer, Matthew Buscone, Portfolio Manager, Ji Young Jung, Portfolio Manager, Sara Chanda, Portfolio Manager, Jeffrey Glenn, Portfolio Manager and Eric Haase, Portfolio Manager, are responsible for making day-to-day investment decisions for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. The portfolio management team also provides investment management services for other registered investment companies, pooled investment vehicles and separately managed accounts.

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OTHER ACCOUNTS MANAGED — TOTAL*

SHORT-TERM MUNICIPAL BOND PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Peter Coffin	1	$18.7 million	1	$52.9 million	12,479	$25.9 billion
David Madigan	1	$18.7 million	1	$52.9 million	12,481	$25.9 billion
Matthew Buscone	1	$18.7 million	1	$52.9 million	12,477	$25.9 billion
Jeffrey Glenn	1	$18.7 million	1	$52.9 million	12,481	$25.9 billion
Ji Young Jung	1	$18.7 million	1	$52.9 million	12,480	$25.9 billion
Sara Chanda	1	$18.7 million	1	$52.9 million	12,477	$25.9 billion
Eric Haase	1	$18.7 million	1	$52.9 million	12,482	$25.9 billion

*	None of these accounts has an advisory fee based on performance.

OTHER ACCOUNTS MANAGED — TOTAL*

INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Peter Coffin	1	$71.9 million	1	$52.9 million	12,479	$25.8 billion
David Madigan	1	$71.9 million	1	$52.9 million	12,481	$25.8 billion
Matthew Buscone	1	$71.9 million	1	$52.9 million	12,477	$25.8 billion
Jeffrey Glenn	1	$71.9 million	1	$52.9 million	12,481	$25.8 billion
Ji Young Jung	1	$71.9 million	1	$52.9 million	12,480	$25.8 billion
Sara Chanda	1	$71.9 million	1	$52.9 million	12,477	$25.8 billion
Eric Haase	1	$71.9 million	1	$52.9 million	12,482	$25.8 billion

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. Breckinridge provides investment advisory services to client accounts in different strategies with varying fee schedules. As such, Breckinridge’s portfolio managers must allocate their time across multiple client accounts, which can create a conflict of interest. Using a team approach, the portfolio managers are able to make investment decisions and allocations across multiple client accounts, regardless of a client’s investment strategy, objectives, or fee schedule. Additionally, the portfolio managers utilize an automated trading system that completes allocations to client accounts in a manner that is consistent with internal policy. Breckinridge does not have any performance fee or soft dollar arrangements, both of which can create further conflicts concerning the management and trading of client accounts.

When Breckinridge has identified buy and sell orders in the same or similar security at the same time, Breckinridge will consider cross trades between client accounts. The usage of cross trades creates a conflict as Breckinridge is advising clients on both sides of the transaction. Breckinridge only executes cross trades when certain conditions are met; these include but are not limited to: processing the trade through a broker dealer not affiliated with Breckinridge, making a good faith determination that the transaction is beneficial to both parties, adhering to internal trade allocation policy, complying with client restrictions, limitations, etc., and adhering to applicable federal and securities laws. Breckinridge conducts regular reviews of its cross trades to ensure all conditions and our best execution goal are met.

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Many clients access Breckinridge through broker dealer firms, which also are Breckinridge trading partners. In our pursuit of best execution, Breckinridge may select a dealer that has client accounts or has affiliates with client accounts managed by us. Since Breckinridge has a business interest in these client relationships, there may appear to be an incentive for us to select these dealers over those without such client accounts when placing orders for client portfolios. Typically, the dealers’ trading and client service teams are separate and distinct; thus, there is usually little to no overlap between the teams who manage the client accounts and the teams that are responsible for executing trades. Additionally, Breckinridge has a general prohibition on traders seeking broker selection input from our Consultant Relations and Marketing teams. Regardless, Breckinridge conducts periodic reviews of its trade execution and trading partners to ensure we are meeting our best execution goal.

Employees at Breckinridge may enter into certain personal securities transactions with appropriate approvals. Personal trading activity can cause conflicts with client accounts since employees may hold the same securities as those held in client accounts. To help minimize this conflict, Breckinridge has a general prohibition on the trading of securities that may be eligible for client accounts. Employees also are subject to transactional restrictions and regular reporting requirements, which are detailed in our Code of Ethics.

COMPENSATION. All members of the portfolio management team receive a base salary and are eligible for a bonus, which is paid quarterly. The bonus is not tied to the performance of any client account. Each member is also eligible to receive equity options in the firm, which when exercised will entitle them to share in the firm’s profits and long-term growth.

OWNERSHIP OF FUND SHARES. None of the portfolio management team members own shares of the Funds for which they serve as portfolio managers.

Cadence Capital Management LLC (“Cadence”) serves as a Specialist Manager to for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Cadence. Messrs. Dokas and Ginsberg provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
J. Paul Dokas	0	$0	0	$0	0	$0
Robert Ginsberg	3	$267.5 million	0	$0	18	$731.2 million

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. Cadence’s Portfolio Managers perform investment management services for various mutual funds and other accounts besides the Portfolios. Some of these clients’ portfolios are managed using the same investment strategies and objectives which the Portfolio Managers use to manage the Portfolios, while other portfolios are managed by the Portfolio Managers using different investment strategies and objectives. Generally, all client portfolios that are managed using a similar investment strategy and objective are managed as a group (each, a “Strategy”) such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Strategy. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Strategy may be selling a security, while another Strategy may be purchasing or holding the same security. As a result, transactions executed for the Strategy that is selling the security may adversely affect the value of any Strategy which is purchasing or holding the same security.

Other conflicts of interest may arise from the management of multiple accounts and the Portfolios. For example, Cadence may receive more compensation with respect to certain Strategies than that received with respect to other Strategies or the Portfolios or may receive compensation based in part on the performance of accounts in a certain Strategy. In such cases, the Portfolio Managers may be viewed as having an incentive to enhance the performance of such Strategy, to the possible detriment of other Strategies for which Cadence may not receive greater compensation or performance-based fees. In addition, the Portfolio Managers must allocate time and effort to multiple accounts and the Portfolios.

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Each Portfolio Manager’s management of personal accounts also may present certain conflicts of interest. The Portfolio Managers may have personal investments in the Portfolios managed by such Portfolio Managers. In addition, the Portfolios managed by the Portfolio Managers may be investment options in Cadence’s employee benefit plans. While Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so.

COMPENSATION. Cadence compensates each portfolio manager for such portfolio manager’s management of the Portfolios. Each portfolio manager’s compensation consists of a fixed annual base salary and a share of the firm’s profits. Compensation of the portfolio managers is not tied directly to individual Portfolio performance.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Day-to-day responsibility for the management of the assets of these Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini and Ellen Lee. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sarah H. Ketterer	16	$11.890 billion	20	$4.951 billion	134	$18.090 billion
Harry W. Hartford	16	$11.890 billion	20	$4.951 billion	116	$18.019 billion
James A. Doyle	16	$11.890 billion	20	$4.951 billion	116	$18.020 billion
Jonathan P. Eng	16	$11.890 billion	20	$4.951 billion	112	$18.019 billion
Ellen Lee	16	$11.890 billion	20	$4.951 billion	111	$18.018 billion
Conor Muldoon	16	$11.890 billion	20	$4.951 billion	120	$18.020 billion
Foster Corwith	16	$11.890 billion	20	$4.951 billion	111	$18.021 billion
Alessandro Valentini	16	$11.890 billion	20	$4.951 billion	112	$18.018 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sarah H. Ketterer	0	$0	0	$0	6	$1.078 billion
Harry W. Hartford	0	$0	0	$0	6	$1.078 billion
James A. Doyle	0	$0	0	$0	6	$1.078 billion
Jonathan P. Eng	0	$0	0	$0	6	$1.078 billion
Ellen Lee	0	$0	0	$0	6	$1.078 billion
Conor Muldoon	0	$0	0	$0	6	$1.078 billion
Foster Corwith	0	$0	0	$0	6	$1.078 billion
Alessandro Valentini	0	$0	0	$0	6	$1.078 billion

CONFLICTS OF INTEREST. The portfolio managers who manage the portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Causeway (“Causeway Portfolios”) also provide investment management services to other accounts, including corporations, pension plans, sovereign wealth funds, superannuation plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, other institutions and their personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Causeway Portfolios, subject to certain variations in

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investment restrictions, and also manage a portion of Causeway Global Absolute Return Fund, which takes short positions in global securities using swap agreements. The portfolio managers purchase and sell securities for the Causeway Portfolios that they may also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Causeway Portfolios or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford each holds a controlling voting interest in the equity of Causeway’s holding company and Messrs. Doyle, Eng, Muldoon, Corwith, and Valentini and Ms. Lee have minority interests in the equity of Causeway’s holding company.

Actual or potential conflicts of interest arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a policy that it will not enter into a short position in a security on behalf of Causeway Global Absolute Return Fund or any other client account if, at the time of entering into the short position, any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

COMPENSATION. Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salaries and are entitled, as controlling owners of Causeway’s parent company, to distributions of Causeway’s profit based on their ownership interests in Causeway’s parent company. They do not receive incentive compensation. Messrs. Doyle, Eng, Muldoon, Corwith, and Valentini and Ms. Lee receive salaries, incentive compensation, which may include equity or equity-linked units, and distributions of Causeway’s profit based on their minority ownership interests in Causeway’s parent company. Salary and incentive compensation are determined by Causeway’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Causeway Portfolios or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution, and client service contribution.

OWNERSHIP OF SECURITIES. None of the portfolio managers beneficially owns equity securities in The International Equity Portfolio or The Institutional International Equity Portfolio.

City of London Investment Management Company Limited (“CLIM”) CLIM serves as a Specialist Manager for The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. Day-to-day portfolio management of those assets of the International Equity and Institutional International Equity Portfolios allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Barry Olliff. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio allocated to CLIM will be the responsibility of a team led by James Millward. Each also provides portfolio management for certain other pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED —TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
James Millward	0	$0	4	$23 million	92	$186 million
Michael Edmonds	0	$0	4	$23 million	91	$186 million
Michael Sugrue	0	$0	4	$23 million	91	$186 million
Barry Olliff	0	$0	12	$2,272 million	18	$1,516 million
Mark Dwyer	0	$0	12	$2,272 million	18	$1,516 million
Oliver Marschner	0	$0	12	$2,272 million	18	$1,516 million

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
James Millward	0	$0	0	$0	0	$0
Michael Edmonds	0	$0	0	$0	0	$0
Michael Sugrue	0	$0	0	$0	0	$0
Barry Olliff	0	$0	0	$0	0	$0
Mark Dwyer	0	$0	0	$0	0	$0
Oliver Marschner	0	$0	0	$0	0	$0

CONFLICTS OF INTEREST. The investment management team at CLIM may manage multiple accounts for multiple clients. These accounts may include mutual funds, segregated accounts, non-US collective investment schemes and private funds. Managing multiple funds or accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. CLIM manages potential conflicts between funds or accounts through allocation policies and procedures, internal review processes, and oversight by directors, compliance, and independent third parties. CLIM has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

COMPENSATION. CLIM’s compensation and incentive policy for all employees is linked to individual performance, which is determined via an appraisal process. The formal process of performance review takes place annually. At the senior level, CLIM’s Remuneration Committee, which is made up of independent non-executive Directors, considers performance. They consider for their review information gathered via departmental managers and filtered through the Executive Directors, as well as external data which provides an understanding of current salaries and overall compensation packages within the market place. The Board makes recommendations on relevant aspects of compensation, which are passed to the Remuneration Committee for consideration and approval. All intermediate and junior level staff is appraised directly by their line managers, who make salary recommendations for approval by the Executive Directors.

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Fort Washington Investment Advisors, Inc. (“Fort Washington”) Fort Washington serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. Brendan White, Timothy Jossart and Garrick Bauer are responsible for making day-to-day investment decisions for the portion of the Portfolio allocated to Fort Washington. Messrs. White, Jossart and Bauer also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Brendan White	1	$192.4 million	2	$556.7 million	32	$5,944.21 million
Timothy Jossart	1	$192.4 million	2	$556.7 million	32	$5,944.21 million

Garrick Bauer	1	$192.4 million	2	$556.7 million	32	$5,944.21 million

*	None of these accounts have an advisory fee based on performance.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Portfolios). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities for performance based accounts. Fort Washington has adopted policies and procedures to address such conflicts.

COMPENSATION. All of Fort Washington’s portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally, a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm’s President and approved by the Board of Directors.

Fort Washington’s parent company also provides all personnel a defined benefit retirement plan, which provides a lifetime annuity upon retirement that is based on a percentage of final average pay and years of service under the plan.

Associates are also eligible to participate in a 401(k) plan. The 401(k) company match is 50% of the first 4% of earnings saved.

Frontier Capital Management Company, LLC (“Frontier”) Frontier serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Affiliated Managers Group, Inc. has a controlling interest in Frontier. Michael A. Cavarretta is responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Frontier. Andrew B. Bennett also has responsibility for day-to-day investment decisions. Messrs. Cavarretta and Bennett also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Michael A. Cavarretta	1	$171 million	1	$177 million	24	$2.06 billion
Andrew B. Bennett	1	$171 million	1	$177 million	24	$2.06 billion

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. In connection with its management of clients’ accounts, Frontier is subject to a number of actual or apparent conflicts of interest. These conflicts may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees) or accounts in which the portfolio manager has a personal investment. In addition, conflicts may arise relating to the allocation of investments among accounts with similar investment objectives but managed by different portfolio managers.

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Frontier’s portfolio managers typically manage multiple accounts. Generally, however, accounts within a particular investment strategy (e.g., Capital Appreciation) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in the same strategy with similar objectives, which tend to minimize the potential for conflicts of interest.

Frontier has adopted trade allocation and aggregation policies that seek to treat all clients fairly and equitably. These policies address the allocation of limited investment opportunities, such as IPOs, and the allocation of transactions and aggregations of orders across multiple accounts.

COMPENSATION. Frontier’s portfolio manager compensation structure is designed to align the interest of portfolio managers with those of the shareholders whose assets they manage. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus, and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are partners at Frontier, which entitles them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management-fee revenues generated from client accounts.

HC Capital Solutions (“HC Capital”) may at times directly manage a portion of a Portfolio’s investments in ETFs, index futures and forwards designed to obtain broad market exposure. HC Capital is a separate operating division of Hirtle Callaghan & Co., LLC. Mr. Thomas Cowhey, CFA, Mr. Brad Conger, CFA and Mr. Scott Jacobson, CFA act as the portfolio managers for each Portfolio. Mr. Cowhey, Mr. Conger and Mr. Jacobson each also provides oversight of the Specialist Managers providing day-to-day portfolio management for certain other pooled investment vehicles and separately managed accounts, but does not directly provide such day-to-day services to any other accounts or portfolios.

CONFLICTS OF INTEREST. While there are certain conflicts of interest inherent in directly managing one portfolio while providing oversight services to multiple other portfolios, as discussed above, HC Capital believes that the limited nature of the role of managing a Portfolio’s investments in ETFs, index futures and forwards, combined with the policies and procedures adopted by HC Capital, minimizes the potential impact of any such conflicts.

COMPENSATION. Mr. Cowhey, Mr. Conger and Mr. Jacobson each receives a base salary and an annual bonus, which is at the discretion of the Adviser and is not directly linked to the performance of any one or more accounts.

IronBridge Capital Management LP (“IronBridge”) IronBridge serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Messrs. Christopher Faber, Samuel Eddins and various officers have a controlling interest in IronBridge. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to IronBridge. Messrs. Faber, Madden and Fanter also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED —TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Chris Faber	2	$826 million	2	$6.3 million	14	$397 million
Jeff Madden	2	$826 million	2	$6.3 million	14	$396 million
Tom Fanter	2	$826 million	2	$6.3 million	14	$393 million

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Chris Faber	0	$0	0	$0	0	$0
Jeff Madden	0	$0	0	$0	0	$0
Tom Fanter	0	$0	0	$0	0	$0

CONFLICTS OF INTEREST. IronBridge has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.

While there is no guarantee that such policies and procedures will be effective in all cases, IronBridge believes that all issues relating to potential material conflicts of interest involving this Portfolio and its other managed accounts have been addressed.

COMPENSATION. IronBridge portfolio manager’s compensation is based on a base salary and annual bonus. The annual bonus is tied to individual professional performance throughout the year and the success of the firm, rather than the performance of individual accounts. Portfolio managers have the option to take the bonus in cash or equity ownership of IronBridge. Ownership in IronBridge aligns our portfolio managers’ long term interests with those of our clients.

Jennison Associates LLC (“Jennison”) Jennison serves as a Specialist Manager for The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. Jennison is organized under the laws of Delaware as a single member limited liability company whose sole member is Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Jennison. Ms. McCarragher also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

THE GROWTH EQUITY PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	15	$39.6 billion	2	$637 million	12	$1.9 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES			OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS		NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	2	$2.8 billion	0	$	N/A	0	$	N/A

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THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	15	$39.5 billion	2	$637 million	12	$1.9 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES			OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS		NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	2	$2.8 billion	0	$	N/A	0	$	N/A

POTENTIAL CONFLICTS OF INTEREST. Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

•	Long only accounts/long-short accounts:

Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.

•	Multiple strategies:

Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

•	Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers:

Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison. Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

•	Non-discretionary accounts or models:

Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients, or vice versa.

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•	Higher fee paying accounts or products or strategies:

Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

•	Personal interests:

The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments. Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or lead to the disclosure of, each and every situation in which a conflict may arise.

•	Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts.

•	Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.

•	Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.

•	Jennison has adopted a code of ethics and policies relating to personal trading.

•	Jennison provides disclosure of these conflicts as described in its Form ADV.

COMPENSATION. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.

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Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation. The factors reviewed for the portfolio manager are listed below in order of importance.

The following primary quantitative factors are reviewed for the portfolio manager:

•	One-, three-, five- year and longer term pre-tax investment performance of groupings of accounts managed by the portfolio manager in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible.

•	Performance for the composite of accounts that includes the portions of the Growth Equity Portfolio and the Institutional Growth Equity Portfolio managed by Ms. McCarragher is measured against the Russell 1000 Growth Index.

The qualitative factors reviewed for the portfolio manager may include:

•	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;

•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•	Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.

Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Lazard. Messrs. Moghtader, Ivanenko, Lai and Scholl also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Moghtader	10	$2,018 million	11	$823 million	29	$2,641 million
Taras Ivanenko	10	$2,018 million	11	$823 million	29	$2,641 million
Alex Lai	10	$2,018 million	11	$823 million	29	$2,641 million
Craig Scholl	10	$2,018 million	11	$823 million	29	$2,641 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Moghtader	0	$0	1	$442 million	3	$1,057 million
Taras Ivanenko	0	$0	1	$442 million	3	$1,057 million
Alex Lai	0	$0	1	$442 million	3	$1,057 million
Craig Scholl	0	$0	1	$442 million	3	$1,057 million

CONFLICTS OF INTEREST. As an investment adviser, Lazard by definition is a fiduciary to its clients. As such, Lazard is obligated to place its clients’ interests before its own. Due to the nature of the investment advisory business, conflicts of interests do arise. For example, conflicts may arise with regard to personal securities transactions, the use of clients’ commissions to obtain research and brokerage services, errors, trade allocations, performance fee accounts, and the use of solicitors. In recognition of these potential conflicts of interest, Lazard has established written policies and procedures so that it can operate its business within applicable regulatory guidelines.

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Individual fund managers may manage multiple accounts for multiple clients. In addition to the Portfolios, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans. Lazard manages all accounts on a team basis. Lazard manages potential conflicts of interest between a fund and other types of accounts through allocation policies and oversight by Lazard’s compliance department. Lazard intends that all clients are treated fairly and equitably. When Lazard deems the purchase or sale of the same security to be in the best interest of two or more advisory accounts, Lazard may aggregate, to the extent permitted by law, the securities to be purchased and sold in order to seek more favorable prices, lower brokerage commissions or more efficient execution. An allocation of a trade will not be given to any account solely based on a favorable execution or on the relationship of the account to Lazard or its personnel.

COMPENSATION. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, and The U.S. Corporate Fixed Income Securities Portfolio. Mellon Capital is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Mellon Capital. Ms. Karen Wong, Mr. William Cazalet, Mr. Ronald Gala, Ms. Kristin Crawford, Mr. Pete Goslin, Ms. Nancy Rogers, Mr. Paul Benson, Mr. Gregg Lee, Mr. Manual Hayes, Mr. John DiRe, and Ms. Stephanie Shu also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. The assets listed below are managed utilizing a team approach. Certain information about these responsibilities is set forth below.

VALUE EQUITY

INSTITUTIONAL VALUE EQUITY, GROWTH EQUITY

INSTITUTIONAL GROWTH EQUITY

SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY

INSTITUTIONAL SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIOS

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	121	$93,932 million	98	$80,184 million	85	$83,175 million
William Cazalet	21	$4,642 million	16	$639 million	50	$6,887 million
Ronald Gala	21	$4,642 million	16	$639 million	50	$6,887 million
Kristin Crawford	21	$4,642 million	16	$639 million	50	$6,887 million

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	0	$0	0	$0	0	$0
William Cazalet	0	$0	1	$19 million	7	$639 million
Ronald Gala	0	$0	1	$19 million	7	$639 million
Kristin Crawford	0	$0	1	$19 million	7	$639 million

REAL ESTATE SECURITIES

COMMODITY RETURNS STRATEGY

INTERNATIONAL EQUITY

INSTITUTIONAL INTERNATIONAL EQUITY

EMERGING MARKETS PORTFOLIOS

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	121	$93,932 million	98	$80,184 million	85	$83,175 million
William Cazalet	21	$4,642 million	16	$639 million	50	$6,887 million
Peter Goslin	21	$4,642 million	16	$639 million	50	$6,887 million
Kristin Crawford	21	$4,642 million	16	$639 million	50	$6,887 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	0	$0	0	$0	0	$0
William Cazalet	0	$0	1	$19 million	7	$639 million
Peter Goslin	0	$0	1	$19 million	7	$639 million
Kristin Crawford	0	$0	1	$19 million	7	$639 million

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THE CORE FIXED INCOME PORTFOLIO

THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO

THE US GOVERNMENT FIXED INCOME SECURITIES PORTFOLIO

THE US MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO

THE FIXED INCOME OPPORTUNITY PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	19	$10,697 million	45	$14,625 million	35	$20,309 million
Nancy Rogers	19	$10,697 million	45	$14,625 million	35	$20,309 million
Gregg Lee	19	$10,697 million	45	$14,625 million	35	$20,309 million
Manual Hayes	19	$10,697 million	45	$14,625 million	35	$20,309 million
John DiRe	19	$10,697 million	45	$14,625 million	35	$20,309 million
Stephanie Shu	19	$10,697 million	45	$14,625 million	35	$20,309 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	0	$0	0	$0	0	$0 million
Nancy Rogers	0	$0	0	$0	0	$0 million
Gregg Lee	0	$0	0	$0	0	$0 million
Manual Hayes	0	$0	0	$0	0	$0 million
John DiRe	0	$0	0	$0	0	$0 million
Stephanie Shu	0	$0	0	$0	0	$0 million

THE INFLATION PROTECTED SECURITIES PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	19	$10,697 million	45	$14,625 million	35	$20,309 million
Nancy Rogers	19	$10,697 million	45	$14,625 million	35	$20,309 million
Wyatt Cerny	19	$10,697 million	45	$14,625 million	35	$20,309 million

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	0	$0	0	$0	0	$0
Nancy Rogers	0	$0	0	$0	0	$0
Wyatt Cerny	0	$0	0	$0	0	$0

THE ESG GROWTH PORTFOLIO

THE CATHOLIC SRI GROWTH PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
William Cazalet	21	$4,642 million	16	$639 million	50	$6,887 million
Ronald Gala	21	$4,642 million	16	$639 million	50	$6,887 million
Kristin Crawford	21	$4,642 million	16	$639 million	50	$6,887 million
Karen Q. Wong	121	$93,932 million	98	$80,184 million	85	$83,175 million
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
William Cazalet	None	$0	1	$19.1 million	7	$638.8 million
Ronald Gala	None	$0	1	$19.1 million	7	$638.8 million
Kristin Crawford	None	$0	1	$19.1 million	7	$638.8 million
Karen Q. Wong	None	$0	None		None

CONFLICTS OF INTEREST. Mellon Capital (the “Firm”) manages numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for us. For example, we or an affiliate may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where multiple Firm and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of the Firm’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Mellon Capital may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be Firm client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

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Mellon Capital has a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Firm has adopted various policies and procedures including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters. These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. Mellon Capital has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest, and the corresponding compliance testing program established with the goal of confirming the Firm’s adherence to such policies and procedures.

COMPENSATION. The primary objectives of the Mellon Capital compensation plans are to motivate and reward continued growth and profitability, attract and retain high-performing individuals critical to the on-going success of Mellon Capital, motivate and reward superior business/investment performance and create an ownership mentality for all plan participants.

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred). An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. The performance period under which annual incentive opportunities earned covers the January 1 through December 31st calendar year. The compensation for each individual is evaluated on a total compensation basis, in which combined salaries and incentives are reviewed against competitive market data (benchmarks) for each position annually. Incentive awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short and long term returns and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in partially in cash with the balance deferred through the Long Term Incentive Plan.

These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under Bank of New York Mellon Deferred Compensation Plan for Employees.

Pacific Investment Management Company LLC (“PIMCO”) PIMCO serves as a Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity and The Commodity Returns Strategy Portfolios. The address of PIMCO’s U.S. headquarters is at 650 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

Sudi Mariappa is primarily responsible for the day-to-day management of the assets of the Portfolios. Sudi Mariappa also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL (As of June 30, 2016)

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO

The table below represents the assets and accounts where Sudi Mariappa serves as primary portfolio manager. Sudi Mariappa has additional responsibilities in managing portfolios besides those where he serves as primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sudi Mariappa	6	$1,241.98 million	4	$2,526.47 million	50	$18,089.14 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sudi Mariappa	0	$0.00	0	$0	0	$0

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

The table below represents the assets and accounts where Sudi Mariappa serves as a primary portfolio manager. Sudi Mariappa has additional responsibilities in managing portfolios besides those where he serves as a primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sudi Mariappa	6	$1,241.98 million	4	$2,526.47 million	50	$18,089.14 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sudi Mariappa	0	$0.00	1	$0.00	0	$0.00

THE COMMODITY RETURNS STRATEGY PORTFOLIO

Nicholas Johnson is primarily responsible for the day-to-day management of the assets of the Portfolio. Mr. Johnson also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL

The table below represents the assets and accounts where Nicholas Johnson serves as primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Nicholas Johnson	2	$1,396.70 million	5	$799.72 million	8	$927.69 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Nicholas Johnson	0	$0.00	0	$0.00	0	$0.00

CONFLICTS OF INTEREST. From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolios, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Portfolios, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Portfolios or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Portfolios or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Portfolios or other accounts managed by PIMCO.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolios. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of the Portfolios’ trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolios.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolios and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolios and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or one or more Portfolios or other accounts may result in certain Portfolios not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Portfolios’ investment opportunities may also arise when the Portfolios and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Portfolios own senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Portfolios’ investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Portfolio. Moreover, a Portfolio or other account managed by PIMCO may invest in a transaction in which one or more other portfolios or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such portfolios or accounts may

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have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Portfolios and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Portfolio.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolios. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.

COMPENSATION. PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers.

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic and meritocracy.

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation.

•	PIMCO’s “Discern and Differentiate” discipline is exercised where individual performance ranking is used for guidance as it relates to total compensation levels.

The Total Compensation Plan consists of three components:

•	Base Salary—Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in the market levels. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•	Performance Bonus—Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate) and will also consider firm performance.

•	Long Term Incentive Compensation—Long Term Incentive Plan (LTIP) is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and long-term incentive awards. PIMCO incorporates a progressive allocation of long-term incentive awards as a percentage of total compensation which is in line with market practices.

The LTIP provides participants with cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to PIMCO’s success.

Participation in the LTIP is contingent upon continued employment at PIMCO.

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In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolios) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

PORTFOLIO MANAGER OWNERSHIP: To the best of our knowledge, based on the information available for the time period ending June 30, 2015 the portfolio managers of the Commodity Returns Strategy Portfolio, the Fixed Income Opportunity Portfolio, the Institutional Value Equity Portfolio and the Institutional Growth Equity Portfolio did not own any shares of those funds.

Parametric Portfolio Associates LLC (“Parametric”.) Parametric serves as a Specialist Manager to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”). Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of the Portfolios allocated to Parametric. Messrs. Strohmaier, Zweber and Li are portfolio managers for the Defensive Equity Strategy with respect to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Messrs. Henne, Talmo, Fickel and Nelson are portfolio managers for the Liquidity Strategy with respect to the Portfolios and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Messrs. Lee, Henne, Talmo, Nelson, Fickel, Li and Zaslavsky are portfolio managers for the Targeted Strategy with respect to the Portfolios and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

DEFENSIVE EQUITY STRATEGY: OTHER ACCOUNTS MANAGED — TOTAL*

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Strohmaier, CFA	1	$144 million	2	$2.59 billion	25	$3.05 billion
Alex Zweber, CFA	1	$144 million	2	$2.59 billion	25	$3.05 billion
Perry Li, CFA	1	$144 million	2	$2.59 billion	25	$3.05 billion

*	None of these accounts has an advisory fee based on performance.

Note:	Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

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LIQUIDITY STRATEGY: OTHER ACCOUNTS MANAGED — TOTAL*

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Justin Henne, CFA	25	$625 million	0	$0	505	$58.63 billion
Clint Talmo, CFA	0	$0	0	$0	294	$33.48 billion
Jason Nelson, CFA	0	$0	0	$0	294	$33.48 billion
Dane Fickel	0	$0	0	$0	294	$33.48 billion

*	None of these accounts has an advisory fee based on performance.

Note:	Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

TARGETED STRATEGY:

OTHER ACCOUNTS MANAGED — TOTAL*

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Tom Lee, CFA	1	$144 million	4	$2.82 billion	60	$10.18 billion
Justin Henne, CFA	25	$625 million	1	$60 million	505	$58.63 billion
Clint Talmo, CFA	0	$0	0	$0	294	$33.48 billion
Jason Nelson, CFA	0	$0	0	$0	294	$33.48 billion
Dane Fickel	0	$0	0	$0	294	$33.48 billion
Perry Li, CFA	1	$144 million	2	$2.59 billion	25	$3.05 billion
Michael Zaslavsky	1	$144 million	4	$2.82 billion	51	$8.10 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Tom Lee, CFA	0	$0	0	$0	6	$734.39 million
Justin Henne, CFA	0	$0	0	$0	0	$0
Clint Talmo, CFA	0	$0	0	$0	0	$0
Jason Nelson, CFA	0	$0	0	$0	0	$0
Dane Fickel	0	$0	0	$0	0	$0
Perry Li, CFA	0	$0	0	$0	0	$0
Michael Zaslavsky	0	$0	0	$0	0	$0

Note:	Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

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CONFLICTS OF INTEREST. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other hand. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Parametric has adopted policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Parametric’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

COMPENSATION. Parametric’s compensation structure for senior portfolio managers consists of a fixed base salary and an incentive bonus that is determined annually based on a percentage of the firm’s operating profit. In addition, senior portfolio managers who are also principals of the firm receive quarterly equity-based distributions based on their percentage of ownership of the firm. Other investment professionals receive a fixed base salary and an annual discretionary bonus that is determined based on the individual’s performance and the financial performance of the firm. Individual investment professional performance is assessed by the chief investment officer based on the quality of service and advice provided to clients and the level of value added to the investment team and Parametric. None of the investment professionals’ compensation is directly tied to account performance or the value of assets held in accounts or growth in the value of accounts. Some portfolio managers who are not currently equity owners of the firm may receive an incentive grant that has some of the characteristics of actual equity ownership but is not actual equity in the firm (i.e., phantom equity).

Pzena Investment Management LLC (“Pzena”) Pzena serves a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 320 Park Avenue, 8th Floor, New York, NY 10022. Pzena Investment Management Inc., a publicly traded company (PZN), is the sole managing member of Pzena. The address of Pzena Investment Management, Inc.’s headquarters is 320 Park Avenue, 8th Floor, New York, NY 10022. Evan Fox, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of that portion of the assets of the Portfolios allocated to Pzena. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Evan Fox	1	$1,910,136	8	$18,080,445	51	$1,119,374,550
Benjamin S. Silver	7	$7,129,910,303	27	$913,145,984	122	$4,108,675,904
John J. Flynn	4	$1,913,599,590	8	$18,080,445	54	$1,305,742,748

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Evan Fox	0	$0	0	$0	1	$6,710,234
Benjamin S. Silver	1	$4,862,834,382	0	$0	3	$724,720,499
John J. Flynn	1	$1,719,295,392	0	$0	1	$6,710,234

CONFLICTS OF INTEREST. In Pzena’s view, conflicts of interest may arise in managing the Portfolios’ investments, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena’s policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all small cap value Accounts, whether they be Portfolios’ accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as those used for the Portfolios.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Portfolios may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the Account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Portfolios and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Portfolios or other Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Portfolio shareholders’ interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include any employee or officer of Pzena. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally, orders for proprietary Accounts (i.e., accounts of Pzena’s principals, affiliates or employees or their immediate family which are managed by Pzena) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.

Proxy voting for the Portfolios’ and the other Accounts’ securities holdings may also pose certain conflicts. Pzena has identified the following areas of concern: (1) where Pzena manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) where Pzena manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; (3) where Pzena has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client

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portfolios; and (4) where a Pzena officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling. Pzena proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.

Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

COMPENSATION. Portfolio managers and other investment professionals at Pzena are compensated through a combination of fixed base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. The portfolio managers’ bonuses are not specifically dependent upon the performance of the Portfolios relative to the performance of the Portfolios’ benchmarks. For investment professionals, we examine such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, we always look at the person as a whole and the contributions that they have made and are likely to make in the future. The time frame we examine for bonus compensation is annual. Longer-term success is required for equity ownership consideration. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. The equity ownership in Pzena as of June 30, 2016 of each member of the investment team who makes investment decisions for the Portfolios is as follows:

Evan Fox	Less than 5%
Benjamin S. Silver	Less than 5%
John J. Flynn	Less than 5%

RBC Global Asset Management (UK) Limited (“RBC GAM”). RBC GAM serves as Specialist Manager for The Emerging Markets Portfolio. RBC GAM is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). Philippe Langham, ACA and Laurence Bensafi, CFA, are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to RBC GAM. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Philippe Langham	2	$104,482,413	5	$2,343,258,983	1	$79,771,928
Laurence Bensafi	0	$0	2	$364,210,797	0	$0

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST.

A portfolio manager’s compensation package may give rise to potential conflicts of interest. The management of multiple funds and accounts may give rise to potential conflicts of interest, for example, if the funds and accounts have different objectives, benchmarks, investment horizons and fees, or if they have overlapping objectives, benchmarks and time horizons. A portfolio manager may be required to allocate time and investment ideas across multiple funds and accounts. RBC GAM has adopted policies and procedures designed to address these potential conflicts, including trade allocation policies and a code of ethics.

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COMPENSATION.

RBC GAM’s compensation program for investment management personnel is comprised of three elements:

•	Base Salary

•	Annual Discretionary Bonus

•	Profit Sharing Plan(for senior investment staff only)

For junior members of the team (both portfolio managers and analysts) the compensation package comprises of Base Salary and Annual Discretionary Bonus only.

•	Annual Discretionary Bonus – All employees who are eligible for discretionary bonus are graded on a scale. This score is a combination of quantitative and qualitative assessments as appropriate. The quantitative component is calculated using an algorithm that tracks results for specific responsibilities in investment management against agreed upon success thresholds. The qualitative component is based on RBC GAM’s review of results produced over the year and the degree to which the individual exhibits attitudes and behaviors consistent with RBC GAM’s reputation, culture and goals, including investment success and growth.

•	Profit Sharing Plan (PSP) – Only senior investment staff may be eligible to participate in the PSP. The pool is calculated quarterly as a predetermined percentage of pre-tax earnings. PSP units are reviewed annually and approved by the CIO and CEO at the beginning of each fiscal year. The number of units held by each individual does not normally change during the year.

•	Deferral- Consistent with best practices, a portion of the variable compensation (Annual Discretionary Bonus and PSP) for senior staff is subject to a 3-year mandatory deferral. Based on variable compensation thresholds, deferral rates of 25% to 40% apply. This deferral amount is payable at the end of three years, provided the employee remains in good standing with the company.

Standish Mellon Asset Management Company LLC (“Standish”) Standish serves as the Specialist Manager for The Intermediate Term Municipal Bond Portfolio. Standish is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Christine Todd, CFA and Daniel Marques, CFA are responsible for the day-to-day management of the Portfolio. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED* — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Christine Todd	3	$1.3 billion	1	$404 million	75	$3.8 billion
Daniel Marques	1	$1.5 billion	1	$383 million	328	$2.5 billion

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the fund does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the fund as well as one or more other accounts. The adviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

•	A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

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•	A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the adviser generally requires that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the adviser will place the order in a manner intended to result in as favorable a price as possible for such client.

•	A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance for specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below.

•	A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

•	If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

COMPENSATION. Standish, not the Portfolio, compensates the portfolio managers. The portfolio managers’ compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term).

Funding for the Standish Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish’s overall performance as opposed to the performance of a single product or group.

All investment professionals are eligible to receive incentive awards. Cash awards are payable in the February month end pay of the following year. Most of the awards granted have some portion deferred for three years in the form of deferred cash, The Bank of New York Mellon equity, investment vehicle (consisting of investments in a range of Standish Products), or a combination of the above.

Individual awards for portfolio managers are discretionary, based on both individual and multi-sector product risk adjusted performance relative to both benchmarks and peer comparisons over one year, three year and five year periods. Also considered in determining individual awards are team participation and general contributions to Standish. Individual objectives and goals are also established at the beginning of each calendar year and are taken into account.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to BNY Mellon’s Elective Deferred Compensation Plan.

Sustainable Growth Advisers (“SGA”) serves as a Specialist Manager for The Growth Equity Portfolio and the Institutional Growth Equity Portfolio. The principals and officers of SGA own a controlling interest in SGA. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, will be primarily responsible for day-to-day management of that portion of these Portfolios’ assets allocated to SGA. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
George P. Fraise	18	$3.911 billion	19	$917 million	43	$1.479 billion
Gordon M. Marchand	18	$3.911 billion	19	$917 million	43	$1.479 billion
Robert L. Rohn	18	$3.9119 billion	19	$917 million	43	$1.479 billion

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. SGA has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, SGA believes that all issues relating to potential material conflicts of interest involving this Portfolio and its other managed accounts have been addressed.

COMPENSATION. SGA’s portfolio manager compensation program consists of a base salary and participation in a company-funded retirement plan. In addition, all of SGA’s portfolio managers are equity owners of SGA, which entitles them to share in the firm’s profits and the long-term growth of the firm.

Vaughan Nelson Investment Management, L.P. —(“Vaughan Nelson”) serves as a Specialist Manager of The Commodity Returns Strategy Portfolio. Vaughan Nelson is an indirect wholly-owned subsidiary of Natixis Global Asset Management SA, a French investment banking/financial services firm, of which a minority share of ownership is publicly traded on the Euronext exchange in Paris. Vaughan Nelson is headquartered at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson has approximately $12.6 billion in assets under management as of June 30, 2016, in equity and fixed income strategies with its fixed income portfolio management team managing $2.8 billion in assets.

Listed below, effective June 30, 2016, are the portfolio managers responsible for making day-to-day investment decisions for The Commodity Returns Strategy Portfolio.

OTHER ACCOUNTS MANAGED — TOTAL (as of June 30, 2016)

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Steve Henriksen	0	$0	0	$0	155	$2,948 million
Charles Ellis	0	$0	0	$0	155	$2,948 million
Blanca Garza-Bianco	0	$0	0	$0	155	$2,948 million

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Steve Henriksen	0	$0	0	$0	0	$0
Charles Ellis	0	$0	0	$0	0	$0
Blanca Garza-Bianco	0	$0	0	$0	0	$0

CONFLICTS OF INTERESTS.

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Vaughan Nelson has adopted policies and procedures to mitigate the effects of each of these conflicts.

COMPENSATION.

The compensation program at Vaughan Nelson is designed to align the interests of portfolio management professionals with the interests of clients and Vaughan Nelson by retaining top-performing employees and creating incentives to enhance Vaughan Nelson’s long-term success.

Compensation of portfolio management professionals includes a fixed base salary, a variable bonus and deferral plan and a contribution to the firm’s retirement plan.

All portfolio management professionals (at the discretion of the Compensation Committee of the Vaughan Nelson Board) participate in the variable bonus and deferral plan component which, as a whole, is based upon a percentage of Vaughan Nelson’s net profit. Each portfolio management professional’s participation in the variable bonus and deferral plan is based upon many factors, including but not limited to

•	Performance of the strategy managed (both absolute and relative to peers)

•	Amount of revenue derived from the strategy managed

•	Contribution to the development and execution of the firm’s investment philosophy and process

•	Participation and effectiveness in performing client service activities and marketing initiatives

The degree to which any one factor influences participation in the bonus pool will vary between individuals and over time. A portion of the variable bonus is subject to deferral and each participant has the option to invest the deferral into Vaughan Nelson managed product(s) while it vests. Each year’s deferral is paid out over a period of three years. Payments are conditioned upon compliance with non-compete and non-solicitation arrangements.

The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to the IRS limits) and such percentage is the same for all firm personnel. Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer.

There is no distinction for purposes of compensation between the Fund and any other accounts managed.

Wellington Management Company LLP — (“Wellington Management”) services as the Specialist Manager for The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.

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Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2016, Wellington Management had investment management authority with respect to approximately $969 billion in assets.

Listed below is the portfolio manager responsible for making day-to-day investment decisions for The Real Estate Securities Portfolio.

Bradford D. Stoesser, Managing Director and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

Mr. Stoesser also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of June 30, 2015, is set forth below.

THE REAL ESTATE SECURITIES PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS
Bradford D. Stoesser	6	$126,956,752	24	$340,614,375	60	$1,169,750,419

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS
Bradford D. Stoesser	0	$—	1	$29,197,382	7	$135,261,827

Listed below, effective January 1, 2016, are the portfolio managers responsible for making day-to-day investment decisions for The Commodity Returns Strategy Portfolio.

Jay Bhutani and David A. Chang, CFA are primarily responsible for the day-to-day management of the assets of the Portfolio.

These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of June 30, 2016, is set forth below.

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COMMODITY RETURNS STRATEGY PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Bhutani	3	$170,449,531	4	$515,494,219	1	$743
David A. Chang, CFA	0	$—	18	$3,867,195.957	3	$251,976,032

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Bhutani	0	$—	0	$—	0	$—
David A. Chang, CFA	0	$—	2	$283,900,688	1	$111,288,387

CONFLICTS OF INTERESTS. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolios. The Portfolio Managers make investment decisions for each account, including each Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Portfolio.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Portfolio, or make investment decisions that are similar to those made for the relevant Portfolio, both of which have the potential to adversely impact the relevant Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolios. Messrs. Chang and Stoesser also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

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COMPENSATION. Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Investment Subadvisory Agreements between Wellington Management and HC Capital Trust on behalf of each Portfolio. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Portfolio. The following information is as of June 30, 2016.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salaries for the other Portfolio Managers are determined by the Portfolio Managers’ experience and performance in their roles as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in five-year performance comparison period which will be fully implemented by December 31, 2016. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Chang is a Partner.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Commodity Returns Strategy Portfolio – Commodities	S&P GSCI Commodity Equal Sector Weighted Index

Commodity Returns Strategy Portfolio – Global Natural Resources	MSCI World Paper & Forest Products (10%), MSCI World Metals & Mining (30%) and MSCI World Energy (60%) until 4/30/2015; effective 5/1/2015, MSCI All-Country World Energy Index (65%) and MSCI All-Country World Metals & Mining Index (35%)

Real Estate Securities Portfolio	Dow-Jones U.S. Select Real Estate Securities Index

Western Asset Management Company (“WAMCO”) WAMCO serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. S. Kenneth Leech, Anup Agarwal, Ian Justice, and Harris Trifon are responsible for making day-to-day investment decisions for the portion of the Portfolio allocated to WAMCO. Messrs. Leech, Agarwal, Justice, and Trifon also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
S. Kenneth Leech	108	$189,100 million	272	$89,491 million	611	$181,083 million
Anup Agarwal	3	$3,581 million	21	$6,087 million	53	$7,069 million
Ian Justice	—	n/a	—	n/a	—	n/a
Harris Trifon	—	n/a	—	n/a	—	n/a

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
S. Kenneth Leech	—	n/a	7	$1,549 million	68	$18,771 million
Anup Agarwal	—	n/a	3	$234 million	—	n/a
Ian Justice	—	n/a	—	n/a	—	n/a
Harris Trifon	—	n/a	—	n/a	—	n/a

CONFLICTS OF INTEREST. WAMCO has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. WAMCO’s team approach to portfolio management and block trading approach works to limit this potential risk.

The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

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Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.

WAMCO may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

COMPENSATION. At WAMCO, one compensation methodology covers all products and functional areas, including portfolio managers. The Firm’s philosophy is to reward its employees through Total Compensation. Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one’s group and the Firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Firm and portfolio strategy, and communication with clients. In reviewing investment performance, one, three, and five year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectuses, each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Fixed Income Opportunity Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio and the Catholic SRI Growth Portfolio will declare and distribute dividends from net investment income on a quarterly basis. The International Equity Portfolio and The Institutional International Equity Portfolio will declare dividends semi-annually. The Emerging Markets Portfolio will declare dividends annually. Income dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.

TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TAX TREATMENT OF THE PORTFOLIOS. Each Portfolio of the Trust will be treated as a separate corporate entity under the Code and intends to qualify and continue to qualify as a RIC. A Portfolio that qualifies as a RIC under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the Portfolio timely distributes to the Portfolio’s shareholders. Each Portfolio will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year, a Portfolio (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes an amount at least equal to the sum of 90% of the Portfolio’s investment company taxable income for such year (including, for this purpose, the excess of net

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realized short-term capital gains over net long-term capital losses) computed without regard to the dividends-paid deduction and 90% of its net tax-exempt income for such year (the “Distribution Requirement”), the Portfolio itself will not be subject to federal income taxes to the extent the Portfolio’s net investment income and the Portfolio’s net realized capital gains, if any, are distributed to the Portfolio’s shareholders. The first requirement for RIC qualification is that the Portfolio must receive at least 90% of the Portfolio’s gross income each year from “qualifying income” (the “90% Test”). Qualifying income includes dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities, and foreign currencies, and net income derived from interests in qualified publicly traded partnerships. Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from “securities” for purposes of the 90% Test. A second requirement for qualification as a RIC is that a Portfolio must diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year: (a) at least 50% of the market value of the Portfolio’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Portfolio fails to satisfy the 90% Test or the Asset Test in any taxable year, the Portfolio may be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to the failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Portfolio corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Portfolio may be required to dispose of certain assets. If these relief provisions were not available to a Portfolio and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Under such circumstances, Portfolio distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and lower tax rates on qualified dividend income received by noncorporate shareholders, if certain requirements are met. To requalify for treatment as a RIC in a subsequent taxable year, the Portfolio would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Portfolio failed to qualify for tax treatment as a RIC. If a Portfolio fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Portfolio -level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

If a Portfolio meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed (less any available capital loss carryovers). The Portfolio may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Portfolio on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be required to increase their tax basis, for federal income tax purposes, in their shares in the Portfolio by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Each Portfolio will generally be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Portfolio intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Portfolio may carry net capital losses from any taxable year forward to offset capital gains in future years. Unused net capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Portfolio prior to the expiration of the carryforwards. If a Portfolio has a net capital loss for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Post-2010 Losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss, and such carryforwards must be utilized before the Portfolio can utilize carryforwards of Pre-2011 Losses. Generally, the Portfolio may not carry forward any losses other than net capital losses. Under certain circumstances, the Portfolio may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

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Each Portfolio intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Portfolio shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.

TAX TREATMENT OF DISTRIBUTIONS. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits and a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

The Portfolio may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net short-term or long-term capital gain realized by the Portfolio (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Ordinary income dividends reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain provided certain holding period requirements are met. Income derived from investments in derivatives, fixed income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from U.S. corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in alternative minimum taxable income calculation. Income derived by the Portfolio from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

TAX TREATMENT OF CERTAIN DEBT INSTRUMENTS. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

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Adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a portfolio may be included for tax purposes in the portfolio’s gross income, even though no cash attributable to such gross income has been received by the portfolio. In such event, the portfolio may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the portfolio may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the portfolio and additional capital gain distributions to portfolio shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a portfolio may cause amounts previously distributed in the taxable year as income to be characterized as a return of capital.

TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. Certain of the Portfolios may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by a Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.

Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.

Under the Code, dividends or gains derived by a Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to address the tax consequences described above, those Portfolios authorized to invest in foreign securities will report investments in PFICs, or will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolios to recognize ordinary income each year with respect to those investments.

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.

TAX TREATMENT OF COMMODITY-LINKED STRUCTURED NOTES. The status of commodity-linked structured notes under tests to qualify as a RIC under the Code is not certain. As described above, in order to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must satisfy the 90% Test and derive at least 90% of its income from qualifying income. The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute “qualifying income” under the Code. If the commodity-linked instruments in which the Portfolio invests are not regarded as producing qualifying income, then the Portfolio would fail to qualify as a RIC. In lieu of potential disqualification, the Portfolio is permitted to pay a tax for certain failures to satisfy the 90% Test, which, in general, are limited to those due to reasonable cause and not willful neglect.

TAX TREATMENT OF SHARES OF THE SUBSIDIARIES. Certain income from commodity-linked swaps and certain other commodity-linked derivatives does not constitute qualifying income for purposes of the 90% Test described above, meaning that the Portfolio may not receive more than 10% of its gross income from direct investments in such instruments. However, The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiaries will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiaries were not considered to be qualifying income, the Portfolio would fail to qualify as a RIC.

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In addition, to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must satisfy several diversification requirements, including Asset Test, described above. In order to satisfy the Asset test, The Commodity Returns Strategy Portfolio may not invest any more than 25% of the value of its assets in the Subsidiaries. Absent this requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.

The Subsidiaries will be treated as controlled foreign corporations (“CFCs”). The Commodity Returns Strategy Portfolio will be treated as a “U.S. Shareholder” of the Subsidiaries. As a result, the Portfolio will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiaries’ “subpart F income,” whether or not such income is distributed by the Subsidiaries. It is expected that all of the Subsidiaries’ income will be “subpart F income.” The Portfolio’s recognition of the Subsidiaries’ “subpart F income” will increase such Portfolio’s tax basis in its Subsidiaries. Distributions by the Subsidiaries to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Subsidiaries. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiaries’ underlying income, and will not be qualified dividend income eligible for taxation at long-term capital gain rates. If a net loss is realized by the Subsidiaries, such loss is not generally available to offset the income earned by the Portfolio.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long-term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. An equity U.S. REIT, and in turn a Portfolio, may distribute excess cash to shareholders in the form of a return of capital distribution. Any return of capital will reduce a shareholder’s tax basis in portfolio shares and, to the extent such basis is exceeded, will generally give rise to capital gains. If a U.S. REIT fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates and the dividends would be taxable to shareholders, like the Portfolio, as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

An investment by a Portfolio in a non-U.S. REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes (which may be reduced or eliminated under certain tax treaties), transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A portfolio’s pro rata share of any such taxes will reduce the portfolio’s return on its investment. A portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC. Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties.

The Real Estate Securities Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are “taxable mortgage pools”. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or, possibly, equity interests in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as The Real Estate Securities Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses, (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (such as a government or governmental agency, a tax-exempt organization not subject to UBIT and certain other organizations) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Specialist Manager does not intend to invest a substantial portion of The Real Estate Securities Portfolio’s assets in REITs which generate excess inclusion income.

Typically, shareholders in the Portfolio will receive a statement that shows the tax status of distributions you received the previous year. The Portfolio may at times find it necessary to reclassify income after it issues shareholder’s tax information reporting statement. This can result from rules in the Code that effectively prevent regulated investment companies such as the Trust from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Portfolio has received on its investments, particularly in REITs, during the prior calendar year. Prior to issuing statements, the Trust makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. The Portfolio may obtain an extension of time, of up to one month, to send shareholders in the Portfolio shareholder’s original tax information reporting statement in order to ascertain that the tax status of distributions received are correctly categorized; or the Portfolio will send affected shareholders corrected tax information reporting statement to reflect reclassified information after the Portfolio’s fiscal year end.

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SALES OF SHARES. Upon the disposition of shares of a Portfolio (whether by redemption or sale), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Additionally, any loss realized upon the sale or exchange of Portfolio shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. If a Portfolio redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

The Portfolio will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of the Portfolio shares purchased after January 1, 2012 unless you instruct the Portfolio in writing that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Portfolio will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012. Your cost basis election method will be applied to all Portfolio positions for all of your accounts, as well as to all future Portfolio added, unless otherwise indicated by you.

Mutual fund shares acquired prior to January 1, 2012 are not covered by cost basis regulations. When available, average cost will be reported to investors who will be solely responsible for calculating and reporting gains and losses realized on the sale of non-covered securities. This information is not reported to the IRS. All non-covered shares will be depleted before the covered shares, starting with the oldest shares first.

When transferring the ownership of covered shares, you must provide account information for the recipient/account receiving shares and the reason the transfer is taking place (i.e., re-registration, inheritance through death, or gift). If a reason is not provided, the transfer will be defaulted as a transfer due to gift. If the recipient’s existing account or new account will use the Average Cost accounting method, they must accept the shares being transferred at fair market value on the date of the gift or settlement if the shares should be transferred at a loss. For transfers due to Inheritance on accounts with Joint Tenants with Rights of Survivorship (JWROS), unless you instruct us otherwise by indicating the ownership percentage of each party, the shares will be split equally with the basis for the decedent’s portion determined using the fair market value of the date of death and the other portions maintaining the current cost basis.

The Portfolios are also required to report gains and losses to the IRS in connection with the redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Portfolio that it is a C corporation in its account application or by written instruction, the Portfolio will treat the shareholder as an S corporation and file a Form 1099-B.

FOREIGN SHAREHOLDERS. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for: (a) capital gain dividends reported by the Portfolio to shareholders as such and paid by the Portfolio from its net long-term capital gains, other than long-term capital gains realized on the disposition of U.S. real property interest as discussed below (unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year), (b) short-term capital gain dividends reported by the Portfolio to shareholders as such and paid by the Portfolio from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interest, and (c) interest-related dividends reported by the Portfolio to shareholders as such and paid from its qualified net interest income from U.S. sources.

However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign

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shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. The Real Estate Securities Portfolio may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Portfolio’s non-U.S. shareholders and may require the non-U.S. shareholder to file a U.S. tax return. Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in USRPI, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.

HISTORY OF THE TRUST AND OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of twenty-two investment portfolios, each with a different objective and differing investment policies. Each Portfolio except, The Real Estate Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, is diversified, as that term is defined in the Investment Company Act. The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in the Prospectuses, shares of the Trust will be fully paid and non-assessable.

The Trust is authorized to issue two classes of shares in each of its Portfolios. HC Strategic Shares and HC Advisors Shares have identical rights and preferences. The differences between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts, and the HC Advisors Shares have service fees not applicable to the HC Strategic Shares.

As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

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CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS. The table below shows the name and address of record of each person known to the Trust to hold, as of record or beneficially, 5% or more of shares of the Trust as of August 3, 2016. Persons who owned of record or beneficially more than 25% of a Portfolio’s outstanding shares may be deemed to control the Portfolio within the meaning of the 1940 Act. The nature of ownership for each position listed is “Record” unless otherwise indicated. Hirtle Callaghan & Co., LLC (of which the Adviser is a division) may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust’s Portfolios, with respect to which shares Hirtle Callaghan & Co., LLC disclaims beneficial ownership.

Fund/Class	No. of Shares	Percent of the HC Strategic Shares Total Assets Held by the Shareholder
THE VALUE EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	22,701,127.706	69.81%

MAC CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	2,271,028.710	6.98%

SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE c/o MELLON BANK OAKS PA 19456	2,417,197.182	7.43%

SAXON CO P O BOX 7780-1888 PHILADELPHIA PA 19182	1,765,165.040	5.43%

KEYBANK NA P O BOX 94871 CLEVELAND OH 441014871	1,943,144.187	5.98%

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	22,954,816.676	41.22%

NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	4,270,128.238	7.67%

NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	16,724,850.669	30.04%

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SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE c/o MELLON BANK OAKS PA 19456	3,348,544.101	6.01%

THE GROWTH EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	26,599,909.402	67.36%

SEI PRIVATE TRUST CO ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	5,031,947.146	12.374%

SAXON CO P O BOX 7780-1888 PHILADELPHIA PA 19182	2,940,326.446	7.45%

MAC CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	2,862,580.287	7.25%

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	24,666,180.5312	42.02%

NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	4,473,069.184	7.62%

NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	17,775,117.603	30.28%

SEI PRIVATE TRUST CO ATTN MUTUAL FUNDS ADMIN ONE FREEDOM VALLEY DRIVE OAKS PA 19456	3,457,598.191	5.89%

THE SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	2,832,905.107	61.55%

SAXON CO P O BOX 7780-1888 PHILADELPHIA PA 19182	696,727.147	15.14%

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MAC CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	476,856.037	10.36%

SEI PRIVATE TRUST CO ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	239,664.717	5.21%

THE INSTITUTIONAL SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	4,060,905.251	48.88%

SEI PRIVATE TRUST CO ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	458,510.064	5.52%

NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	2,481,967.445	29.87%

THE REAL ESTATE SECURITIES PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS P O BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	20,900,171.143	59.45%

NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	8,709,375.826	24.77%

SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	2,837,597.225	8.07%

THE COMMODITY RETURNS STRATEGY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	41,868,868.467	37.43%

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MAC CO MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	45,529,372.091	40.70%

NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	7,731,486.185	6.91%

SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	8,089,511.018	7.23%

THE ESG GROWTH PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	1,993,221.673	15.31%

MAC CO ATTN MUTUAL FUND OPS P O BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	10,022,676.692	76.97%

LINERCOURSE & CO AS CUSTODIAN 1200 CROWN COLONY DR QUINCY MA 02169	999,828.365	7.68%

THE INTERNATIONAL EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	93,633,957.352	69.41%

SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	16,509,354.148	12.24%

MAC CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	12,608,355.612	9.35%

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THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	114,075,078.189	50.96%

NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	13,110,850.677	5.86%

NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	61,081,021.997	2%

THE EMERGING MARKETS PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	34,364,964.713	34.75%

MAC CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	36,933,232.148	37.35%

NORTHERN TRUST AS CUSTODIAN 801 S CANAL PO BOX 92956 CHICAGO IL 60675	14,540,709.388	14.70%

SEI PRIVATE TRUST CO ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	5,133,242.891	5.19%

THE CORE FIXED INCOME PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	7,166,729.902	82.19%

STATE STREET BANK AND TRUST COMPANY TRUSTEE AND/OR CUSTODIAN ADP ACCESS PRODUCT 1 LINCOLN STREET BOSTON, MA 02111	442,148.986	5.07%

RELIANCE TRUST COMPANY P O BOX 48529 ATLANTA GA 30362	536,523.713	6.15%

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THE FIXED INCOME OPPORTUNITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	31,814,224.622	34.52%

MAC CO ATTN MUTUAL FUND OS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	47,393,163.040	51.42%

THE INFLATION PROTECTED SECURITIES PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS P O BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	19,139,398.558	59.66%

NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	9,191,437.202	28.65%

THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	7,753,829.752	31.47%

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MAC CO MUTUAL FUND OPERATIONS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	11,213,704.615	45.51%

SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	1,350,501.130	5.48%

NORTHERN TRUST AS CUSTODIAN 801 S CANAL PO BOX 92956 CHICAGO IL 60675	1,911,639.901	7.76%

THE U.S. GOVERNMENT FIXED INCOME SECURITIES PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	9,561,643.104	46.92%

NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	5,911,413.698	29.01%

SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	1,178,110.987	5.78%

NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	1,495,172.342	7.34%

THE U.S. MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO
MAC CO MUTUAL FUND OPERATIONS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	8,814,874.587	47.73%

NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	5,525,426.782	29.92%

SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	1,044,502.135	5.66%

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NORTHERN TRUST AS CUSTODIAN 801 S CANAL PO BOX 92956 CHICAGO IL 60675	1,196,427.861	6.48%

THE SHORT-TERM MUNICIPAL BOND PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	951,319.749	51.84%

SAXON CO P O BOX 7780-1888 PHILADELPHIA PA 19182	842,378.300	45.91%

THE INTERMEDIATE TERM MUNICIPAL BOND PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	37,270,200.863	88.96%

SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	3,484,624.260	8.232%

THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	34,944,160.648	88.99%

SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	3,300,861.299	8.41%

THE ESG GROWTH PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS P O BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230	1,904,300.518	100.00%

POTENTIAL CONFLICTS OF INTEREST. The Trust, the Adviser and each of the Trust’s Specialist Managers, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.

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PROXY VOTING

The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities (the “Equity Portfolios” and the “Institutional Equity Portfolios”) by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers that serve the Equity Portfolios and the Institutional Equity Portfolios the responsibility for voting proxies received by the respective Portfolios in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by each such Specialist Manager.

It is qualified by the full policy of each Specialist Manager, each of which is available upon request. Information on how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015 is available (1) without charge, upon request, by calling 1-800-242-9596, and (2) on the SEC’s website at http://www.sec.gov.

Advisory Research, Inc. (“Advisory Research”)

Advisory Research is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client’s behalf. Proxy voting is one such service for the following clients: 1) those covered under the Employee Retirement Income Securities Act (“ERISA”) and 2) those non-ERISA clients over which ARI exercises such voting authority. To fulfill these duties, Advisory Research must cast votes in a manner consistent with the best interests of its clients. In accordance with Rule 206(4)6 under the Adviser’s Act, Advisory Research has adopted these policies and procedures.

Advisory Research has engaged Institutional Shareholder Services “ISS”, to provide proxy voting services for clients over which Advisory Research exercises proxy voting authority. Advisory Research has adopted standard proxy voting guidelines, which are applied by ISS to all Advisory Research proxy votes. Advisory Research generally votes in accordance with its proxy voting guidelines; however, in rare circumstances Advisory Research may opt to override the guidelines if it is decided to be the best interest of its clients.

Advisory Research believes that the use of standard proxy voting guidelines and the use of an independent third party, such as ISS, mitigate potential conflicts of interest between Advisory Research and its clients. In addition, Advisory Research has adopted a Code of Ethics, advocating strictly ethical behavior and mandating that all Advisory Research business activities be conducted in the best interest of its clients.

Receipt of Proxy Materials. Proxy materials from issuers, custodians or broker-dealers with respect to any securities held in client accounts are sent generally electronically to Advisory Research in care of ISS. On rare occasions, Advisory Research receives proxy materials from issuers, custodians or broker-dealers through the mail in hard copy form, which are then forwarded to ISS for processing.

Proxy Administration & ISS Oversight. ISS monitors Advisory Research’s client accounts and their ballot activity on an ongoing basis. To assist with this process (and wherever possible), ISS compares holdings quantities provided electronically by Advisory Research with those indicated on each ballot. Discrepancies are generally brought to the attention of the client’s custodian and/or proxy agent (such as Broadridge) as appropriate, but may also be referred to Advisory Research by ISS for additional assistance.

Primarily through its use of the ISS service, Advisory Research uses its best efforts to obtain ballots from its clients custodians and to vote every proxy which it or ISS receives when Advisory Research has been granted the authority to do so. However, there are situations in which Advisory Research or ISS may not be able to process a ballot. For example, if Advisory Research or ISS received a proxy statement in an untimely manner, there may not be sufficient time to process the vote. We believe that the use of a third party service, such as ISS, and our client relationships with multiple custodians reduce the likelihood of this occurring.

Voting Decisions. Votes are generally processed by ISS pursuant to Advisory Research’s accepted proxy voting guidelines. Any recommendations by Advisory Research employees to vote against the guidelines should be brought to the attention of compliance department. Any resulting override shall be documented and then submitted to ISS by compliance personnel. In certain situations, Advisory Research may have a relationship with an issuer that could pose a potential conflict of interest when voting the shares of that issuer on behalf of clients (such as if the issuer is also a Client of Advisory Research). Advisory Research believes that the use of an independent third party, such as ISS, and the use of standard, pre-determined proxy voting guidelines should adequately address possible conflicts of interest in most cases. In unusual cases, such as if an agenda item is not addressed by the standard guidelines or if an Advisory Research employee has recommended a vote against the guidelines, Advisory Research may use other alternative procedures such as engaging a different independent third party to present a recommendation or forwarding the proxies to clients so that they may vote the proxies themselves.

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Record of Votes Cast. Advisory Research has access to voting records for each issue and each client via ISS.

Client Requests for Votes. Although Advisory Research has adopted standard proxy voting guidelines, the client may request that Advisory Research vote proxies for their account in a particular manner. Such requests should be provided to Advisory Research in writing and will be addressed on a case by case basis with the client.

Client Requests for Voting Record. Clients may request proxy voting information. Advisory Research will respond to such requests showing how Client shares were voted on particular issues. The compliance department will maintain a copy of all such requests and responses.

A copy of Advisory Research’s complete proxy voting policy and procedures may be obtained by writing Advisory Research, Inc., 180 N. Stetson Ave., Suite 5500, Chicago, IL, 60601.

Agincourt Capital Management, LLC (“Agincourt”)

Agincourt Capital Management is focused on managing fixed income assets and rarely has the occasion to vote proxies. It is Agincourt’s policy to vote solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them if a proxy vote is required, and the voting rights have not been reserved by the plan fiduciary.

If a proxy that is to be voted by Agincourt is received, it is logged and the materials are then distributed to Agincourt’s Management Team for the specific vote. Upon receipt of their decisions, Agincourt’s Chief Compliance Officer will log the rationales, and vote the proxy as per the decisions, in accordance with the Firm’s Policy and Procedures.

AllianceBernstein L.P. (“AllianceBernstein”)

Rule 206(4)-6 under the Advisers Act places certain requirements on investment advisers who have voting authority over client securities. The rule requires, among other things, that advisers provide their clients with a description of their voting policies and procedures, disclose to clients where they can get a full copy of the policies and procedures and disclose how they can obtain information about how their adviser voted with respect to their securities. Set forth below is a brief description of AllianceBernstein’s proxy voting policies and instructions regarding how clients may obtain proxy voting information. As a registered investment adviser that exercises proxy voting authority over client securities, AllianceBernstein has a fiduciary duty to vote proxies in a timely manner and make voting decisions that are in its clients’ best interests. In this regard, AllianceBernstein has adopted a Statement of Policies and Procedures for Proxy Voting (the “Proxy Voting Policy”).

The Proxy Voting Policy reflects the policies of AllianceBernstein and its investment management subsidiaries. The Proxy Voting Policy is a set of proxy voting guidelines that are intended to maximize the value of the securities in AllianceBernstein’s client accounts. It describes AllianceBernstein’s approach to analyzing voting issues, identifies the persons responsible for determining how to vote proxies and includes AllianceBernstein’s procedures for addressing material conflicts of interest that may arise between AllianceBernstein and its clients relating to proxy voting. In addition AllianceBernstein has adopted a Proxy Voting Manual that provides further detail into AllianceBernstein’s proxy voting process and addresses a range of specific voting issues.

Clients may obtain a copy of the Proxy Voting Policy, AllianceBernstein’s Proxy Voting Manual, as well as information about how AllianceBernstein voted with respect to their securities by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request to AllianceBernstein L.P., Attn: Chief Compliance Officer, 1345 Avenue of the Americas, New York, NY 10105.

Ariel Investments, LLC (“Ariel”)

In accordance with applicable regulations and law, Ariel Investments, LLC (“Ariel”), a federally registered investment adviser, is providing this summary of its Proxy Voting Policies and Procedures (the “Proxy Policies”) concerning proxies voted by Ariel on behalf of each client who delegates proxy voting authority to Ariel and delivers the proxies to us. A client may retain proxy voting powers, give particular proxy voting instructions to us, or have a third party fiduciary vote proxies. Our Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and our internal policies and procedures.

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Ariel’s Domestic Strategies

As part of our domestic strategies’ investment process, Ariel places extraordinary emphasis on a company’s management, its Board and its activities. Ariel looks for companies with high quality managements, as represented by their industry experience, and their reputations within the community. Furthermore, Ariel strives to invest with management teams who show integrity, candor, and foster open and honest communication with their shareholders. As a result, it is generally Ariel’s policy to vote in favor of proposals recommended by the Board.

Ariel has established general guidelines for voting clients’ proxies. While these generally guide Ariel’s decision-making, all issues are analyzed by the Ariel Analyst who follows the company as well as Ariel’s Director of Research Operations. As a result, there may be cases in which particular circumstances lead Ariel to vote an individual proxy differently than otherwise stated within Ariel’s general proxy voting guidelines. In such cases, Ariel will document its reasoning.

If it is determined that a material conflict of interest may exist, such as a business relationship with a portfolio company, it is Ariel’s policy to generally vote in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”). If, in a conflict situation, Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s Domestic Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and is not the product of a conflict.

Ariel’s International and Global Strategies

With respect to our International and Global strategies (which include U.S. securities), it is generally our policy to vote in accordance with ISS’s voting recommendations. If Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s International/Global Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and not the result of a conflict in those instances where a conflict has been identified.

Voting Limitations

Ariel generally will not vote its clients’ proxies in the following circumstances:

•	For those securities not specifically acquired for a client’s account by Ariel (e.g., if a new Ariel client transferred securities to Ariel and Ariel has not yet sold the securities through the account transition process).

•	In those instances where Ariel receives a meeting notice without enough time to fully process the proxy.

•	For those Ariel clients who engage in securities lending programs through their custodians, and the security is on loan at the record date.

•	In those international markets where share blocking applies due to liquidity constraints.

•	In those international markets requiring the re-registration of the clients’ shares in the underlying clients’ names unless the sub-custodian is able to timely re-register the shares.

•	In those international markets requiring the client’s execution of a power of attorney to permit the sub-custodian to vote the proxy unless the client has provided the requisite power of attorney to the local sub-custodian.

For those proxy votes in which Ariel’s clients held shares on the record date, but no longer held shares on the voting recommendation date, it is generally Ariel’s policy to vote in accordance with ISS’s recommendation.

Ariel may be required to vote shares in securities of regulated companies (such as banks) in conformance with conditions specified by the industry’s regulator. Additionally, the issuer of a security may impose limitations upon Ariel’s ability to vote proxies for its clients. In certain circumstances, this may mean that Ariel will refrain from voting shares.

For each proxy, Ariel maintains records as required by applicable law. Proxy voting information will be provided to clients in accordance with their agreement with us or upon request. A client may request a copy of Ariel’s Proxy Voting Policies and Procedures, or a copy of the specific voting record for their account, by calling Ariel at 1-800-725-0140, or writing to Ariel Investments, LLC at 200 East Randolph Drive, Suite 2900, Chicago, IL 60601.

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Artisan Partners Limited Partnership (“Artisan Partners”)

Artisan Partners votes proxies in the manner that, in the judgment of Artisan Partners, is in the economic best interests of the Portfolios. The investment philosophy of Artisan Partners is predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because Artisan Partners generally makes investments in companies in which Artisan Partners has confidence in the management, the firm generally votes proxies in accordance with management’s recommendation, but may vote against management if, in the judgment of Artisan Partners, the proposal would not enhance shareholder value. In some non-U.S. markets, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates. Generally, Artisan Partners does not vote proxies in those jurisdictions in which doing so might impair Artisan Partners’ ability to implement investment decisions. In order to ensure that material conflicts of interest have not influenced Artisan Partners’ voting process, Artisan Partners has implemented a process to identify such conflicts, document voting decisions where such conflicts are deemed to exist and to review such votes.

The Boston Company Asset Management, LLC (“TBCAM”)

TBCAM, through its participation on BNY Mellon’s Proxy Voting and Governance Committee (the “Committee”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, TBCAM seeks to act solely in the best financial and economic interest of the applicable client. TBCAM will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. TBCAM generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. TBCAM will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, TBCAM will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The Committee will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

TBCAM recognizes its duty to vote proxies in the best interests of its clients. TBCAM seeks to avoid material conflicts of interest through its participation in the Committee, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by third party vendors, and without consideration of any client relationship factors. Further, TBCAM and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the Committee, if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, are referred to the Committee for discussion and vote. Additionally, the Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. With regard to voting proxies of foreign companies, TBCAM weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the Committee typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the Committee evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The Committee generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the Committee believes is detrimental to shareholders.

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TBCAM will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, TBCAM will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.

Breckinridge Capital Advisors, Inc. (“BCA”)

Proxy ballots are not typically issued for bonds. Therefore, BCA anticipates minimal to no proxy voting activity in our client accounts. Nonetheless, BCA has adopted written proxy voting policy and procedures that dictate the manner in which the firm processes and votes proxy ballots received on behalf of client accounts. For those clients who have delegated proxy voting authority to BCA, the firm seeks to vote proxies in the client’s best interest. BCA has clients who will hold securities or transfer securities into their accounts, but such securities are not managed by BCA. BCA will not vote proxy ballots for any security that is not managed by us.

BCA is an investment management firm with no affiliates or subsidiaries, or other lines of business outside of investment management. As such, BCA does not expect there to be many material conflicts of interests with regards to our proxy voting activities. Nevertheless, if we determine that BCA is facing a conflict of interest in voting a proxy, BCA will review the conflict to determine materiality and if appropriate, engage a competent third party, at our expense, who will determine the vote that they believe will be in the best interest of the stakeholders. As an added protection, the third party’s decision is binding.

BCA will furnish a copy of its proxy voting policy to each client upon requests. Clients also can request a copy of their proxy voting records by contacting BCA’s Compliance Department.

Cadence Capital Management LLC (“Cadence”)

Cadence typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, Cadence’s primary objective is to make voting decisions solely in the best economic interests of its clients. Cadence will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Cadence has retained an independent third-party service provider, Institutional Shareholder Services (ISS), to assist in providing research, analysis and voting recommendations on corporate governance issues as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in Cadence’s handling of proxy voting responsibilities.

Cadence has adopted ISS’ written Proxy Voting Summary Guidelines (the “Proxy Guidelines”). The Proxy Guidelines are reasonably designed to ensure that Cadence is voting in the best interest of its clients. The Proxy Guidelines reflect Cadence’s general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client’s request, Cadence may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, Cadence may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. Cadence may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, Cadence may refrain from voting a proxy on behalf of its clients’ accounts due to de minimus holdings, impact on the portfolio, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate, failures by ADP or a client’s custodian to forward proxies in a timely manner and inability to vote proxies due to securities lending arrangements. Such proxies are voted on a best-efforts basis.

Cadence may have conflicts of interest that can affect how it votes its clients’ proxies. For example, Cadence or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which Cadence votes its clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, Cadence’s Chief Compliance Officer is responsible for addressing how Cadence resolves such material conflicts of interest with its clients. To obtain a copy of the Policy Guidelines or to obtain information on how your account’s securities were voted, please contact your account representative.

Causeway Capital Management LLC (“Causeway”)

Causeway votes the proxies of companies owned by clients who have granted Causeway voting authority. Causeway votes proxies solely in the best interests of clients in accordance with its Proxy Voting Policies and Procedures. Causeway’s policies and procedures

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are designed to ensure, to the extent feasible, that votes cast are consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution.

Causeway recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s proposals or positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless deemed excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally votes against anti-takeover mechanisms and generally opposes cumulative voting and attempts to classify boards of directors. Causeway votes other matters—including equity -based compensation plans—on a case-by-case basis.

Causeway’s interests may conflict with clients on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway’s chief operating officer in consultation with the general counsel and chief compliance officer shall determine if a vote involves a material conflict of interest. If so, Causeway will either (i) obtain instructions or consent from the client on voting; (ii) or will vote in accordance with a “for” or “against” or “with management” guideline if one applies; or (iii) if no such guideline applies, Causeway will follow the recommendation of an independent third party such as Institutional Shareholder Services (“ISS”). If Causeway seeks to follow the recommendation of a third party, the chief operating officer will assess the party’s capacity and competency to analyze the issue, as well as the party’s ability to identify and address conflicts of interest it may have with respect to the recommendation.

To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, such as ISS, proxy voting staff will review the third party’s disclosures of significant relationships, and proxy votes involving issuers where a significant relationship has been identified by the proxy research provider will be reviewed by the chief operating officer.

Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway’s ability to vote. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

City of London Investment Management Company Limited (“CLIM”)

CLIM has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). CLIM’s authority to vote the proxies of its clients, including clients subject to ERISA, is established by advisory contracts or comparable documents.

As a significant long-term investor in closed-end funds, CLIM seeks to promote growth in the industry by encouraging closed-end funds to make their products more attractive to investors. Good corporate governance is a vital element of CLIM’s process. CLIM’s approach to corporate governance is a collective process involving the investment management teams located in each of the firm’s five offices. CLIM reviews each proxy and generally votes consistent with the firm’s written Statement on Corporate Governance and Voting Policy for Closed-End Funds. All proxy votes are ultimately cast on a case-by-case basis.

CLIM values the right to vote but may abstain as a result of a conscious decision. However, CLIM cannot vote in instances where proxy materials are not received on a timely basis from a client-appointed custodian or due to administrative matters beyond CLIM’s control.

CLIM reviews each proxy to assess the extent, if any, to which there may be a material conflict between the interests of clients on the one hand and CLIM’s interests (including those of our directors, employees and other similar persons) on the other hand (a “potential conflict”). CLIM performs this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy does not indicate that a potential conflict exists with respect to any other proposal in such proxy. If CLIM determines that a potential conflict may exist, it will promptly report the matter to the Compliance Department. The Compliance Department will determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of clients (excluding any client that may have a potential conflict).

Unless otherwise established with a client in writing, CLIM is responsible for voting all proxies related to securities that it manages for clients. A client may from time to time direct CLIM in writing to vote proxies in a manner that is different from the guidelines set forth in CLIM’s Proxy Voting Policies and Procedures. CLIM will follow such written direction for proxy votes only after receipt of such written direction.

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Clients may obtain a copy of CLIM’s proxy voting policy and/or proxy voting record upon request from their usual contact at the Firm or upon request at info@citlon.co.uk or client.servicing@citlon.com.

Fort Washington Investment Advisors, LLC (“Fort Washington”)

Fort Washington’s policy is to vote proxies in the best interests of the Portfolio at all times. Fort Washington has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of the Portfolio in accordance with its fiduciary duties and SEC rules governing investment advisers. Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

•	maintain or strengthen the shared interests of stockholders and management;

•	increase shareholder value; and

•	maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above. Where Fort Washington perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company’s securities, it will generally vote against it. Fort Washington generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless we believe such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, Fort Washington’s voting position will generally favor not interfering with the directors’ proper function in the interest of all shareholders.

Fort Washington may delegate its responsibilities under its proxy voting procedures to a third party, provided that Fort Washington retains final authority and fiduciary responsibility for proxy voting. Fort Washington has retained Institutional Shareholder Services (“ISS”) to assist it in the proxy voting process and will use ISS’ proxy voting guidelines as a resource in its proxy voting.

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Fort Washington will review proxies to assess the extent, if any, to which there may be a material conflict between it and the interests of the Portfolio. If Fort Washington determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee. The Proxy Voting Committee is authorized to resolve any conflict in a manner that is in the collective best interests of the Portfolio (excluding a potential conflict). The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

•	If the proposal is specifically addressed in the proxy voting procedures, Fort Washington may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on Fort Washington’s part;

•	Fort Washington may engage an independent third party to determine how the proxy should be voted;

•	Fort Washington may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

Frontier Capital Management Company, LLC (“Frontier”)

Frontier seeks to vote proxies to maximize the long-term value of its clients’ assets and to cast votes that it believes to be fair and in the best interest of the affected client(s).

Frontier has contracted with Glass Lewis & Co. (“Glass Lewis”) to provide assistance in voting proxies for its clients. Glass Lewis provides Frontier with vote recommendations according to pre-determined proxy voting guidelines and acts as agent for the proxy voting process.

Under normal circumstances, Frontier is not expected to exercise its voting discretion or to override Glass Lewis’s vote recommendations. This removes any conflicts of interest Frontier may have that may affect how it votes on an issuer’s proxy, such as when Frontier votes a proxy solicited by an issuer who is a client of Frontier’s or with whom Frontier has another business or personal relationship.

In instances in which Frontier wishes to override Glass Lewis’s vote recommendations, Frontier’s Proxy Voting Committee, or an employee delegated by the Committee, will determine whether a material conflict of interest exists. If such a conflict does exist, then the Proxy Voting Committee may elect to vote the proxy in accordance with Glass Lewis’s recommendations or it will not take into consideration the conflicting relationship and will vote in the clients’ best interest. If the Committee determines that a material conflict does not exist, then Frontier will vote the proxy in its discretion.

IronBridge Capital Management LP (“IronBridge”)

IronBridge has engaged a third-party vendor, Institutional Shareholder Services Inc. (“ISS”), to vote proxy statements and maintain all proxy records with respect to its clients. Proxy ballots will be voted in accordance with ISS voting guidelines. Due to the fact that ISS is an independent, qualified third party, IronBridge believes that votes by ISS are not, and cannot be, a product of a conflict of interest.

Jennison Associates LLC (“Jennison”)

Jennison Associates LLC Proxy Voting Policy Summary

Conflicts of interest may also arise in voting proxies. Jennison Associates LLC (“Jennison”) has adopted a proxy voting policy to address these conflicts.

Jennison actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client. Secondary consideration is permitted to be given to the public and social value of each issue. For purposes of this policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any vote that represents a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflict exists.

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In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.

In an effort to discharge its responsibility, Jennison has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, Jennison has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. Jennison will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to Jennison as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while Jennison may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor Jennison’s Guidelines. The proxy voting vendor will cast votes in accordance with Jennison’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if Jennison has accepted direction from a Client, in accordance with the Client’s Guidelines.

In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e., “wrap”) where the securities are not held elsewhere in the firm, Jennison has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Jennison’s guidelines. Additionally, in those circumstances where no specific Jennison guideline exists, Jennison will vote using the recommendations of the proxy voting vendor.

For securities on loan pursuant to a client’s securities lending arrangement, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if possible, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, the process must be initiated PRIOR to the record date of the proxy. This is extremely difficult to accomplish as Jennison is rarely made aware of the record date in advance.

It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.

These procedures are intended to provide Jennison with the reasonable assurance that all clients’ accounts are being treated fairly so that no one client’s account is systematically advantaged.

Lazard Asset Management LLC (“Lazard”)

Information Regarding Lazard’s Proxy Voting Policies

A. Introduction

Lazard Asset Management LLC (Lazard) is a global investment firm that provides investment management services for a variety of clients. As a registered investment advisor, Lazard has a fiduciary obligation to vote proxies in the best interests of our clients. Lazard’s Proxy Voting Policy (the “Policy”) has been developed with the goal of maximizing the long term shareholder value of our clients’ portfolios.

Lazard does not delegate voting authority to any proxy advisory service, but rather retains complete authority for voting all proxies delegated to it. Our policy is generally to vote all meetings and all proposals; and generally to vote all proxies for a given proposal the same way for all clients—we do not “split vote” an agenda. We also have defined policies and procedures to address and mitigate any actual or perceived conflicts of interest relating to our proxy voting.

B. Proxy Voting Procedures

Lazard’s proxy-voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and the Proxy Committee. The Proxy Committee meets at least annually to review Lazard’s Proxy Voting Policy and to evaluate potential enhancements.

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Meetings may be convened more frequently (for example, to discuss a specific proxy voting proposal) as requested by the manager of ProxyOps or at the request of any member of the Proxy Committee. A representative of our Legal/Compliance Department is present at all Proxy Committee meetings.

Lazard currently subscribes to advisory and other proxy voting services provided by Institutional Shareholder Services (ISS) and by Glass, Lewis & Co. (Glass Lewis). These proxy advisory services provide independent analysis and recommendations regarding various companies’ proxy proposals. The Glass Lewis and ISS research and voting recommendations are made available to the Lazard investment professionals responsible for our voting a company’s proxy. While this research serves to help improve our understanding of the issues surrounding a company’s proxy proposals, Lazard’s investment professionals are responsible to provide the vote recommendation for a given proposal. Voting for each agenda of each meeting is instructed specifically by Lazard in accordance with our voting policy; we do not employ outside service(s) to vote on our behalf.

ISS additionally serves as our proxy voting facilitator, and is responsible for processing of ballots received, dissemination of Lazard’s vote instructions, and additionally provides our recordkeeping and reporting.

ProxyOps distributes a company’s requests for vote instructions to the appropriate investment professionals, which typically includes the research analyst and/or portfolio manager/analyst responsible for research coverage of the company. Lazard believes these investment professionals have the greatest insight as to how to vote proxies in the best interests of our clients.

Lazard votes on behalf of our clients according to “Approved Guidelines” issued by the Proxy Committee. The Approved Guidelines determine whether a specific agenda item should be voted ‘For’, ‘Against,’ or is to be considered on a case-by-case basis. ProxyOps confirms that all vote instructions are in consistent with our approved voting guidelines. These guidelines are reviewed by the ProxyOps Manager and the Proxy Committee on an annual basis. The investment professional provides the vote recommendation in accordance with the Approved Guidelines. Any exceptions to this, which are rare, require approval from the Proxy Committee. In this case, the investment professional must provide detailed rationale for their recommendation, and the Proxy Committee will then determine whether or not that vote recommendation is to be accepted and applied to the specific meeting’s agenda.

Case-by-case agendas are evaluated by Lazard investment professionals based on the specific facts relevant to an individual company. The Lazard investment professional formulates their vote recommendation based on their research of the company and their evaluation of the specific proposal. The analyst will assess the relevant factors in conjunction with the analysis of the company’s management and business performance. The investment professional may engage with the company’s executives or board members to improve our understanding of a proxy proposal and/or to provide our advice on how a company can enhance their corporate governance practices.

ProxyOps confirms that all vote instructions are in accordance with Lazard’s Proxy Voting Policy and guidelines, and will then enter the vote instructions for inclusion in the meeting’s tabulation.

C. Conflicts of Interest

ProxyOps monitors all proxy votes for potential conflicts of interest that could be viewed as influencing the outcome of Lazard’s voting decision, such as:

•	Lazard manages the company’s pension plan

•	The shareholder proponent of a proposal is a Lazard client

•	A Lazard employee sits on a company’s board of directors

•	Lazard serves as financial advisor or provides other investment banking services to the company

•	A Lazard employee has a material relationship with the company

“Conflict Meetings” are voted in accordance with the Lazard Approved Guidelines. Case-by-case proposals are voted based on the vote recommendations of one or both of our proxy research providers, ISS and Glass Lewis.

D. Voting Exceptions

It is Lazard’s intention to vote all proposals at every meeting. However, there are instances when our voting is not practical or is not, in our view, in the best interests of our clients; shares held on loan and shares subject to liquidation impediment are two such circumstances where the benefit of voting can be significantly compromised.

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Mellon Capital Management Corporation (“Mellon Capital”)

Mellon Capital, through its participation on The Bank of New York/Mellon Corporation’s Proxy Policy Committee, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Mellon Capital generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Mellon Capital will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals.

On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for The Bank of New York/Mellon Corporation securities and affiliated mutual fund securities.

Pacific Investment Management Company LLC (“PIMCO”)

DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights (collectively, “proxies”) are exercised in the best interests of accounts.

With respect to the voting of proxies relating to equity securities, PIMCO has selected an unaffiliated third party proxy research and voting service (“Proxy Voting Service”), to assist it in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to PIMCO as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines that have been approved by PIMCO. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Proxy Voting Service. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, PIMCO may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed income securities, PIMCO’s fixed income credit research group (the “Credit Research Group”) is responsible for researching and issuing recommendations for voting proxies. With respect to each proxy received, the Credit Research Group researches the financial implications of the proxy proposal and makes voting recommendations specific for each account that holds the related fixed income security. PIMCO considers each proposal regarding a fixed income security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Credit Research Group. In the event that the Credit Research Group does not provide a recommendation with respect to a proposal, PIMCO may determine to vote the proposal directly.

PIMCO may determine not to vote a proxy for an equity or fixed income security if: (1) the effect on the applicable account’s economic interests or the value of the portfolio holding is insignificant in relation to the account’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

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In the event that the Proxy Voting Service or the Credit Research Group, as applicable, does not provide a recommendation or the portfolio managers of a client account propose to override a recommendation by the Proxy Voting Service, or the Credit Research Group, as applicable, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable account or among PIMCO-advised accounts. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable client account, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Conflicts Committee and/or other relevant procedures approved by PIMCO’s Legal and Compliance department with respect to specific types of conflicts. With respect to material conflicts of interest between one or more PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each client account’s best interests if the conflict exists between client accounts managed by different portfolio managers.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. PIMCO’s Proxy Policy, and information about how PIMCO voted a client’s proxies, is available upon request.

Parametric Portfolio Associates LLC (“Parametric”)

Parametric acts as a discretionary investment adviser for various clients, which may include clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). While Parametric’s standard policy is to not vote proxies for clients, the firm’s authority to vote proxies or act with respect to other shareholder actions may be established through the delegation of discretionary authority under an investment advisory contract. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, in the investment management agreement or in a supplemental written communication, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, Parametric will vote all proxies and act on all other actions in a timely manner as part of the firm’s full discretionary authority over client assets in accordance with the proxy voting policies and procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings and class actions.

For proxies voted by Parametric, the firm receives proxies and votes them in a timely manner and in a manner consistent with the determination of the client’s best interests. Each proxy issue will be considered individually. Proxy voting may be different for different types of clients. Although many proxy proposals can be voted in accordance with established guidelines (the “Guidelines”), it is recognized that some proposals require special consideration which may dictate that an exception is made to the Guidelines.

Parametric will review all proxy proposals for conflicts of interest as part of the overall vote review process. Where a proxy proposal raises a material conflict between Parametric’s interests and a client’s interest, the firm will resolve such a conflict in one or more of the following manners: vote in accordance with the Guidelines; obtain consent of clients; and/or client directive to use an independent third party. To the extent that Parametric has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the firm will vote in accordance with the pre-determined voting policy. To the extent that Parametric has discretion to deviate from the Guidelines with respect to the proposal in question, the firm will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. If a client does not respond to such a conflict disclosure request or denies the request, Parametric will abstain from voting the securities held by the client’s account. Lastly, a client may, in writing, specifically direct Parametric to forward all proxy matters in which the firm has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation. When the independent third party’s recommendations are received on a timely basis, Parametric will vote all such proxies in accordance with the third party’s recommendation; whereas, if the third party’s recommendations are not received in a timely manner, Parametric will abstain from voting the securities held by that client’s account.

Pzena Investment Management LLC (“Pzena”)

Pzena subscribes to Institutional Shareholder Services (“ISS”) proxy monitoring and voting agent service. However, Pzena retains ultimate responsibility for instructing ISS how to vote proxies on behalf of a Portfolio, and applies its own proxy voting guidelines, which are summarized below. If Pzena does not issue instructions for a particular vote, ISS will vote in accordance with Pzena’s guidelines or with management if Pzena’s guidelines do not address the proxy item. If it appears that a material conflict of interest has arisen, Pzena’s Chief Compliance Office will convene a meeting of its proxy voting committee to determine whether a conflict of interest exists and how that conflict should be resolved.

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Pzena’s general positions on various proposals are as follows:

Director Matters – Pzena evaluates director nominees individually and as a group based on its own assessments and ISS’ recommendations. Pzena generally withholds votes from any insiders on audit, compensation or nominating committees, and from any insiders and affiliated outsiders with respect to boards that do not have majority independent directors.

Shareholder Rights – Pzena generally opposes classified boards and any other proposals designed to eliminate or restrict shareholders’ rights. Pzena supports anti-takeover measures that are in the best interests of shareholders, but opposes poison pills and other anti-takeover measures that entrench management or thwart the maximization of investment returns.

Compensation and Benefits Plans – Pzena generally supports incentive plans under which 50% or more of the shares awarded to top executives are tied to performance goals. Pzena votes against golden parachute or other incentive compensation arrangements which it deems excessive or unreasonable, which it considers to be significantly more economically attractive than continued employment, or which are triggered solely by the recipient (e.g. resignation).

Auditors – Pzena generally votes with management with respect to the appointment of auditors, so long as management is in compliance with current regulatory requirements focused on auditor independence and improved Board and committee representation.

RBC Global Asset Management (UK) Limited (“RBC GAM”)

RBC GAM has adopted the Royal Bank of Canada Global Asset Management group (the “RBC GAM group”) Proxy Voting Policy and Guidelines and the related procedures which apply to all funds and client accounts over which the RBC GAM group entities have been delegated the authority to vote proxies.

The Proxy Voting Guidelines are comprehensive and set out detailed guidelines on areas that include (i) structure and independence of the board of directors; (ii) management and director compensation; (ii) takeover protection; (iii) shareholder rights and (iv) environmental and social shareholder proposals. The Proxy Voting guidelines are reviewed and updated on an annual basis as corporate governance best practice evolves.

A Proxy Voting Committee has been formed and is responsible for: (i) instances where it is in the best interests of a client to deviate from the Proxy Voting Guidelines based on the unique circumstances of a certain ballot item; (ii) where the proxy voting may give rise to an actual or perceived conflict of interest; or (iii) unusual circumstances regarding corporate action items. Proxy voting decisions are made by the Proxy Voting Committee based on a review of the voting matter with the portfolio managers and if the Chief Investment Officer deems necessary with the Chief Executive Officer and/or the Board of Directors of the relevant RBC GAM Group entity. If any member of the Proxy Voting Committee is aware of a conflict of interest related to himself or herself and the exercise of the proxy voting rights, that member will excuse themselves from any discussions or decision making process concerning that proxy voting matter.

Institutional Shareholder Services (“ISS”) provides proxy voting administration services. ISS makes a recommendation as to how each ballot item should be voted in accordance with the Proxy Voting Guidelines. Each recommendation is reviewed by an internal proxy analyst prior to the vote being submitted.

Standish Mellon Asset Management Company LLC (“Standish”)

Standish, through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Standish seeks to act solely in the best financial and economic interest of the applicable client. Standish will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Standish generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Standish will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Standish will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

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Standish recognizes its duty to vote proxies in the best interests of its clients. Standish seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Standish and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Standish weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders. Standish will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, Standish will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.

Sustainable Growth Advisers, L.P. (“SGA”)

SGA’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients, material conflicts are avoided and fiduciary obligations are fulfilled. The policy and procedures are updated as appropriate to take into account developments in the law, best practices in the industry, and refinements deemed appropriate by SGA. Material conflicts are resolved in the best interest of the clients or in accordance with specific client directives.

Designated individuals are assigned the duties of receiving and reviewing proxies. These individuals ensure that proxies are voted only for those clients that have designated this authority to SGA.

It is the policy of SGA to generally vote with management on routine matters affecting the future of the corporation. Occasionally, however when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk. Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients. An assessment is made to determine the extent to which there may be a material conflict between the adviser’s interests and those of the client. If conflicts arise, SGA will vote in accordance with its pre-determined policies.

There may be occasions (although SGA anticipates they would be rare) where the proxy guidelines or policies of one of the managed accounts may conflict with SGA’s general guidelines or with the guidelines or policies of another managed account. In such a case, it is SGA’s policy to attempt to comply with each of the different client policies so long as, in doing so, SGA continues to comply with ERISA and any other applicable law, regulation and policy. In order to achieve compliance with differing guidelines or policies, it may be necessary to vote the proxies on a proportionate basis (based on number of shares held). If there is to be a departure from a client’s proxy voting policy or guidelines, a Principal of SGA will contact the designated representative at the client to address and resolve the situation as appropriated.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)

Vaughan Nelson utilizes the services of a Proxy Service Provider to assist in voting proxies. Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of Vaughan Nelson’s in instances where a material conflict exists. Vaughan Nelson has created a Proxy Voting Guideline (“Guideline”) believed to be in the best interest of clients relating to common and recurring issues found within

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proxy voting material. The Guideline is the work product of Vaughan Nelson’s Investment Committee and it considers the nature of the firm’s business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm, internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a “blanket voting approach” cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in the client’s best interest.

In executing its duty to vote proxies for the client, a material conflict of interest may arise. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, between it and the client given the nature of its business, client base, relationships and the types of securities managed. Notwithstanding, if a conflict of interest arises Vaughan Nelson will undertake to vote the proxy or proxy issue in the client’s continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson’s part, or casting the vote as indicated by the independent third-party research firm.

Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) mutual funds – whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) international securities – whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) new accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, 4) small combined holdings/unsupervised securities – where the firm does not have a significant holding or basis on which to offer advice, 5) a security is out on loan, or 6) securities held on record date but not held on meeting date.

Wellington Management Company LLP (“Wellington Management”)

The Portfolios for which Wellington Management serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion (“Global Proxy Policy and Procedures”). Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.

STATEMENT OF POLICY

Wellington Management:

1)	Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2)	Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.

3)	Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

RESPONSIBILITY AND OVERSIGHT

Investor and Counterparty Services (“ICS”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Corporate Governance Committee to develop practices that implement those requirements. Day-to-day administration of the proxy voting process is the responsibility of ICS, which also acts as a resource for portfolio managers and research analysts on proxy matters, as needed. The Corporate Governance Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.

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PROCEDURES

Use of Third-Party Voting Agent

Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.

Receipt of Proxy

If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.

Reconciliation

Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, ICS conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.

Proxy Voting

Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•	Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by ICS and voted in accordance with the Guidelines.

•	Issues identified as “case-by-case” in the Guidelines are further reviewed by ICS. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•	Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact ICS about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict and if so whether the conflict is material.

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If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.

OTHER CONSIDERATIONS

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending

In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).

Western Asset Management Company (“WAMCO”)

As WAMCO is a fixed-income only manager, the occasion to vote proxies is very rare. In the unlikely event a proxy vote is required, and the voting rights have not been reserved by the plan fiduciary, it is WAMCO’s policy to vote solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them.

All WAMCO-voted proxies are logged when received, and the materials are then distributed to an appropriate portfolio manager or analyst who makes recommendations for the specific vote. Upon receipt of these recommendations, a member of WAMCO’s compliance team will log the rationales, and vote the proxy as per the recommendations, in accordance with the Firm’s Proxy Policy and Procedures.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PricewaterhouseCoopers”) serves as the Trust’s independent registered public accounting firm. The Trust’s financial statements as of June 30, 2016 have been audited by PricewaterhouseCoopers whose address is 41 South High Street, Suite 2500, Columbus, OH, 43215. Such financial statements and accompanying report are set forth in the Trust’s Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

PricewaterhouseCoopers has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PricewaterhouseCoopers has informed the Trust that PricewaterhouseCoopers has relationships with lenders who hold or own more than ten percent of the shares of certain Portfolios of the Trust. These relationships call into question PricewaterhouseCoopers’s independence under the Loan Rule with respect to those Portfolios, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PricewaterhouseCoopers has advised the Trust’s Audit Committee that PricewaterhouseCoopers believes that under the facts and circumstances surrounding PricewaterhouseCoopers’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PricewaterhouseCoopers is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PricewaterhouseCoopers and the Trust will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

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RATINGS APPENDIX

RATINGS FOR CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.	Standard & Poor’s Ratings Services

Aaa	AAA

Judged to be of the best quality; smallest degree of investment risk.	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

Aa	AA

Judged to be of high quality by all standards; together with Aaa group, comprise what are generally known as “high grade bonds.”	Also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A	A

Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.	Strong capacity to pay principal and interest, although securities in this category are somewhat upper medium grade more susceptible to the adverse effects of changes in circumstances and economic conditions.

Baa	BBB

Medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for present but certain protective elements may be lacking or unreliable over time. Lacking in outstanding investment characteristics and have speculative characteristics as well.	Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba	BB

Judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may every moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.	Bonds rated BB are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

B	B

Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Caa	CCC

Of poor standing, such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds rated CCC have a current vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

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Ca	CC

Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds rated CC have a current high vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C	C

The lowest rated class; can be regarded as having extremely poor prospects of ever attaining any real investment standing.	The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI

Reserved for income bonds on which no interest is being paid.

D

In payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

RATINGS FOR MUNICIPAL SECURITIES

The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for short term municipal notes:

SP-1 — Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

SP-2 — Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for short term notes:

MIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-1 — Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.

RATINGS FOR COMMERCIAL PAPER

The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for commercial paper:

Commercial Paper rated A-1 by Standard & Poor’s Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for commercial paper:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

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The following summarizes the ratings used by Fitch for commercial paper:

When assigning ratings, Fitch considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue’s relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer’s financial strength and credit quality. In the case of a structured financing, the quality of its underlying assets and the integrity of its legal structure are considered. In the case of banks, for which sector there is a history of rescue by sovereign “lenders of last resort” or by major shareholders, the potential strength of any such support is also taken into account in the ratings.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA — Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B — Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC — Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC — Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C — Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

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Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B -Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C- High short-term default risk. Default is a real possibility.

R-D Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D- Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

147

Part C: OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware. (Incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

	(2)	Amended and Restated Declaration and Agreement of Trust (as amended March 8, 2010). (Incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(b)	Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999, April 14, 2000, December 10, 2008 and March 8, 2010). (Incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(c)	[instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)	Investment Advisory Agreements

	(1)(a)	Amended and Restated Investment Advisory Agreement dated March 10, 2015 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The International Equity Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate-Term Municipal Bond Portfolio, The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio (Incorporated herein by reference to Exhibit (d)(1)(g) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(1)(b)	Amended and Restated Investment Advisory Agreement dated March 10, 2015 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Commodity Related Securities Portfolio, The Intermediate Term Municipal Bond II Portfolio, The U.S. Government Fixed Income Securities Portfolio , The U.S. Corporate Fixed Income Securities Portfolio , The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio , The Inflation Protected Securities Portfolio and The ESG Growth Portfolio (Incorporated herein by reference to Exhibit (d)(1)(h) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(1)(c)	Appendix A dated December 15, 2015 to the Amended and Restated Investment Advisory Agreement between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Commodity Related Securities Portfolio, The Intermediate Term Municipal Bond II Portfolio, The U.S. Government Fixed Income Securities Portfolio , The U.S. Corporate Fixed Income Securities Portfolio , The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio (Incorporated by reference to Exhibit (d)(1)(i) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(2)(a)	Portfolio Management Agreement, dated July 27, 1995, between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(5)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(2)(b)	Amendment 1, dated September 1, 2003, to Portfolio Management Agreement between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Exhibit (d)(5)(b) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(2)(c)	Amendment 2, dated November 1, 2004, to Portfolio Management Agreement between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Exhibit (d)(5)(c) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(2)(d)	Amendment 3, dated April 30, 2012, to Portfolio Management Agreement dated July 27, 1995, between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(5)(d) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(3)(a)	Portfolio Management Agreement, dated December 16, 1999, between the Trust and Frontier Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio (formerly, The Small Capitalization Equity Portfolio). (Incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

(3)(b)	Amendment, dated September 1, 2003, to the Portfolio Management Agreement between the Trust and Frontier Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio, dated December 16, 1999. (Incorporated herein by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)(c)	Second Amendment, dated March 11, 2015, to the Portfolio Management Agreement between the Trust and Frontier Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio, dated December 16, 1999 and first amended on September 1, 2003. (Incorporated herein by reference to Exhibit (d)(4)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(4)	Portfolio Management Agreement, dated March 12, 2014, between the Trust and Artisan Partners Limited Partnership related to The International Equity Portfolio (Incorporated by reference to Exhibit (d)(6)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(5)(a)	Portfolio Management Agreement, dated July 1, 2008, between the Trust and IronBridge Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(5)(b)	Amendment No. 1 dated September 22, 2015 to the Portfolio Management Agreement, dated July 1, 2008, between the Trust and IronBridge Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(6)(b) of Post-Effective Amendment No. 76 filed with the Securities and Exchange Commission on October 16, 2015.)

(6)	Portfolio Management Agreement, dated February 28, 2006, between the Trust and Breckinridge Capital Advisors, Inc. related to The Short-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(18)(b) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(7)(a)	Portfolio Management Agreement, dated May 22, 2006, between the Trust and Sustainable Growth Advisers, L.P. related to The Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(7)(b)	Amendment No. 1 dated June 9, 2015 to the Portfolio Management Agreement, dated May 22, 2006, between the Trust and Sustainable Growth Advisers, L.P. related to The Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(8)(b) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

(8)	Portfolio Management Agreement, dated May 22, 2006, between Causeway Capital Management LLC related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(9)(a)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(9)(b)	Amendment 1 dated April 30, 2012 to the Portfolio Management Agreement, dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(18)(a) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(10)(a)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Sustainable Growth Advisers, L.P. related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(10)(b)	Amendment No. 1 dated June 9, 2015 to the Portfolio Management Agreement, dated May 22, 2006, between the Trust and Sustainable Growth Advisers, L.P. related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(11)(b) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

(11)(a)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Frontier Capital Management Company LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(11)(b)	Second Amendment, dated March 11, 2015, to the Portfolio Management Agreement between the Trust and Frontier Capital Management LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, dated December 16, 1999 and first amended on September 1, 2003. (Incorporated herein by reference to Exhibit (d)(14)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(12)(a)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and IronBridge Capital Management LP related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(12)(b)	Amendment No. 1 dated September 22, 2015 to the Portfolio Management Agreement, dated June 30, 2008, between the Trust and IronBridge Capital Management LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(13)(b) of Post-Effective Amendment No. 76 filed with the Securities and Exchange Commission on October 16, 2015.)

(13)(a)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Artisan Partners Limited Partnership related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(13)(b)	Portfolio Management Agreement, dated March 12, 2014, between the Trust and Artisan Partners Limited Partnership related to The Institutional International Equity Portfolio (Incorporated by reference to Exhibit (d)(17)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(14)	Portfolio Management Agreement, dated August 13, 2008, between the Trust and Causeway Capital Management LLC related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(15)	Portfolio Management Agreement, dated January 7, 2009, between the Trust and Wellington Management Company LLP related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(16)(a)	Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(16)(b)	Amendment No. 1, dated September 30, 2013, to the Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(20)(b) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(17)(a)	Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(17)(b)	Amendment No. 1, dated September 30, 2013, to the Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. related to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(21)(b) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(18)	Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company Inc. with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(19)	Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company Inc. with respect to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(20)(a)	Portfolio Management Agreement, dated February 11, 2009, between the Trust and Standish Mellon Asset Management Company LLC with respect to The Intermediate Term Municipal Bond Portfolio. (Incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(20)(b)	Amendment dated July 1, 2012 to the Portfolio Management Agreement, dated February 11, 2009, between the Trust and Standish Mellon Asset Management Company LLC with respect to The Intermediate Term Municipal Bond Portfolio. (Incorporated herein by reference to Exhibit (d)(31)(a) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(21)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and Pzena Investment Management, LLC with respect to The Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(22)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and Pzena Investment Management, LLC with respect to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(23)(a)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and The Boston Company Asset Management LLC related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(23)(b)	Amendment dated June 5, 2014 to the Portfolio Management Agreement, dated November 18, 2009, between the Trust and The Boston Company Asset Management LLC related to The Emerging Markets Portfolio (Incorporated by reference to Exhibit (d)(27)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(24)	Portfolio Management Agreement dated February 9, 2011, between the Trust and Pacific Investment Management Company LLC related to The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(46) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(25)(a)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Wellington Management Company LLP related to the Global Natural Resources Equity Strategy of The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(25)(b)	Amendment effective March 11, 2015 to Portfolio Management Agreement, dated April 1, 2010, between the Trust and Wellington Management Company LLP related to the Global Natural Resources Equity Strategy of The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(30)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(26)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Wellington Management Company LLP related to the Commodity Futures Strategy of The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(27)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Breckinridge Capital Advisors, Inc. related to The Intermediate Term Municipal Bond II Portfolio. (Incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(28)(a)	Portfolio Management Agreement, dated November 11, 2010, between the Trust and Mellon Capital Management related to The U.S. Government Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(50) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(28)(b)	Amendment No. 1, dated December 1, 2012, to the Portfolio Management Agreement between the Trust and Mellon Capital Management related to The U.S. Government Fixed Income Securities Portfolio, dated November 11, 2010. (Incorporated herein by reference to Exhibit (d)(45)(b) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(29)(a)	Portfolio Management Agreement, dated November 30, 2010, between the Trust and Mellon Capital Management related to The Core Fixed Income Portfolio. (Incorporated herein by reference to Exhibit (d)(55) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(29)(b)	Amendment No. 1, dated December 1, 2012, to the Portfolio Management Agreement between the Trust and Mellon Capital Management related to The Core Fixed Income Portfolio, dated November 30, 2010. (Incorporated herein by reference to Exhibit (d)(49)(b) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(30)(a)	Portfolio Management Agreement dated September 23, 2011 between the Trust and Lazard Asset Management, LLC related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(52) to Post-Effective Amendment No. 58 filed with the Securities and Exchange Commission on October 28, 2011.)

(30)(b)	Amendment No. 1, dated December 9, 2013, to the Portfolio Management Agreement between the Trust and Lazard Asset Management, LLC related to The Institutional International Equity Portfolio (Incorporated herein by reference to Exhibit (d)(39)(b) to Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on February 24, 2014.)

(31)(a)	Portfolio Management Agreement dated April 30, 2012 between the Trust and Fort Washington Investment Advisors, Inc., related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(31)(b)	Amendment dated July 1, 2012 to the Portfolio Management Agreement dated April 30, 2012 between the Trust and Fort Washington Investment Advisors, Inc., related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(55)(a) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(32)	Portfolio Management Agreement, dated January 8, 2013, between the Trust and Mellon Capital Management Corporation related to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(33)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Ariel Investments, LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(34)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Ariel Investments, LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(35)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Commodity Returns Strategy Portfolio. (Incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(36)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(37)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(38)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(39)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(40)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The International Equity Portfolio (EM Index). (Incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(41)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(42)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional International Equity Portfolio (EM Index). (Incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(43)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Small Capitalization Equity. (Incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(44)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(45)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(46)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(47)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(48)	Portfolio Management Agreement, dated August 22, 2013, between the Trust and Mellon Capital Management Corporation related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(49)	Portfolio Management Agreement, dated August 22, 2013, between the Trust and Mellon Capital Management Corporation related to The Core Fixed Income Portfolio (US Corporate Fixed Income). (Incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(50)	Portfolio Management Agreement, dated August 22, 2013, between the Trust and Mellon Capital Management Corporation related to The U.S. Corporate Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(51)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Value Equity Portfolio (Incorporated by reference to Exhibit (d)(56)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(52)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Institutional Value Equity Portfolio (Incorporated by reference to Exhibit (d)(57)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(53)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Growth Equity Portfolio (Incorporated by reference to Exhibit (d)(58)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(54)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Institutional Growth Equity Portfolio (Incorporated by reference to Exhibit (d)(59c)() of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(55)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio (Incorporated by reference to Exhibit (d)(60)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(56)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (Incorporated by reference to Exhibit (d)(61)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(57)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Real Estate Securities Portfolio (Incorporated by reference to Exhibit (d)(62)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(58)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Commodity Returns Strategy Portfolio (Incorporated by reference to Exhibit (d)(63)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(59)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The International Equity Portfolio (Developed) (Incorporated by reference to Exhibit (d)(64)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(60)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The International Equity Portfolio (Emerging) (Incorporated by reference to Exhibit (d)(65)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(61)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Institutional International Equity Portfolio (Developed). (Incorporated by reference to Exhibit (d)(66)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(62)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Institutional International Equity Portfolio (Emerging) (Incorporated by reference to Exhibit (d)(67)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(63)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Emerging Markets Portfolio (Incorporated by reference to Exhibit (d)(68)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(64)	Portfolio Management Agreement, dated March 1, 2014, between the Trust and Mellon Capital Management related to The Inflation Protected Securities Portfolio (Incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(65)(a)	Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Value Equity Portfolio (Defensive) (Incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(65)(b)	Amendment (Fee) dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Value Equity Portfolio (Defensive). (Incorporated herein by reference to Exhibit (d)(75)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(66)(a)	Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Defensive) (Incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(66)(b)	Amendment (Fee) dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Defensive). (Incorporated herein by reference to Exhibit (d)(76)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(67)(a)	Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio (Incorporated by reference to Exhibit (d)(77) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(67)(b)

Amendment dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(77)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange

Commission on April 17, 2015.)

(67)(c)	Amendment (Fee) dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(77)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(68)(a)	Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(68)(b)	Amendment dated March 19, 2015to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(78)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(68)(c)	Amendment (Fee) dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(78)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(69)(a)	Portfolio Management Agreement, dated July 28, 2014, between the Trust and Western Asset Management Company (“WAMCO”) related to The Fixed Income Opportunity Portfolio (Incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(69)(b)	Amendment to Portfolio Management Agreement, dated August 29, 2014, between the Trust and Western Asset Management Company (“WAMCO”) related to The Fixed Income Opportunity Portfolio (Incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(70)	Portfolio Management Agreement, dated January 23, 2015, between the Trust and City of London Investment Management Company Ltd (“CLIM”) related to The International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(71)	Portfolio Management Agreement, dated January 23, 2015, between the Trust and City of London Investment Management Company Ltd (“CLIM”) related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(72)	Portfolio Management Agreement, dated July 22, 2015, between the Trust and City of London Investment Management Company Ltd (“CLIM”) related to The Emerging Markets Portfolio. (Incorporated by reference to Exhibit (d)(78)(b) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

(73)	Portfolio Management Agreement, dated January 23, 2015, between the Trust and City of London Investment Management Company Ltd (“CLIM”) related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(74)	Portfolio Management Agreement, dated March 13, 2015, between the Trust and Agincourt Capital Management, LLC (“Agincourt”) related to The Core Fixed Income Portfolio. (Incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(75)	Portfolio Management Agreement, dated March 13, 2015, between the Trust and Agincourt Capital Management, LLC (“Agincourt”) related to The U.S. Corporate Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(86) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(76)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Small Capitalization - Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(77)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(78)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(79)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Commodity Returns Strategy Portfolio. (Incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(80)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The International Equity Portfolio (Incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(81)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(82)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(83)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Fixed Income Opportunity. (Incorporated herein by reference to Exhibit (d)(94) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(84)	Portfolio Management Agreement, dated June 9, 2015, between the Trust and Agincourt Capital Management, LLC related to The ESG Growth Portfolio. (Incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

(85)(a)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The ESG Growth Portfolio (Incorporated by reference to Exhibit (d)(91)(b) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(85)(b)	Amendment dated September 13, 2016 to the Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The ESG Growth Portfolio is filed herewith.

(86)(a)	Portfolio Management Agreement, dated June 23, 2015, between the Trust and Mellon Asset Management Company related to The ESG Growth Portfolio. (Incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

(86)(b)	Amendment dated September 13, 2016 to the Portfolio Management Agreement, dated June 23, 2015, between the Trust and Mellon Asset Management Company related to The ESG Growth Portfolio is filed herewith.

(87)	Portfolio Management Agreement, dated June 9, 2015, between the Trust and Parametric Portfolio Associates, LLC related to The ESG Growth Portfolio. (Incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

(88)	Portfolio Management Agreement, dated December 15, 2015, between the Trust and Agincourt Capital Management, LLC related to The Catholic SRI Growth Portfolio (Incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(89)(a)	Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Catholic SRI Growth Portfolio (Incorporated by reference to Exhibit (d)(95)(b) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(89)(b)	Amendment dated September 13, 2016 to the Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Catholic SRI Growth Portfolio is filed herewith.

(90)(a)	Portfolio Management Agreement, dated December 15, 2015, between the Trust and Mellon Asset Management Company related to The Catholic SRI Growth Portfolio (Incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(90)(b)	Amendment dated September 13, 2016 to the Portfolio Management Agreement, dated December 15, 2015, between the Trust and Mellon Asset Management Company related to The Catholic SRI Growth Portfolio is filed herewith.

(91)	Portfolio Management Agreement, dated December 15, 2015, between the Trust and Parametric Portfolio Associates, LLC related to The Catholic SRI Growth Portfolio (Liquidity) (Incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(92)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Catholic SRI Growth Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(93)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Value Equity Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(94)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(95)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(96)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(97)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Small Capitalization - Mid Capitalization Equity Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(98)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(104) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(99)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Real Estate Securities Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(100)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Commodity Returns Strategy Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(106) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(101)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The ESG Growth Portfolio (Targeted(Incorporated by reference to Exhibit (d)(107) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(102)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Catholic SRI Growth Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(103)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The International Equity Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(109) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

	(104)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional International Equity Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(110) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

	(105)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Emerging Markets Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(111) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

	(106)	Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Fixed Income Opportunity Portfolio (Targeted) (Incorporated by reference to Exhibit (d)(112) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

	(107)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates, LLC related to The Value Equity Portfolio (Liquidity). (Incorporated herein by reference to Exhibit (d)(75)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(108)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Liquidity). (Incorporated herein by reference to Exhibit (d)(76)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(109)	Portfolio Management Agreement, dated March 24, 2016, between the Trust and Vaughan Nelson Investment Management L.P. related to The Commodity Returns Strategy Portfolio (Incorporated by reference to Exhibit (d)(115) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

	(110)	Portfolio Management Agreement, dated July 29, 2016, between the Trust and RBC Global Asset Management (UK) Limited related to The Emerging Markets Portfolio (Incorporated by reference to Exhibit (d)(1116) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

	(111)	Portfolio Management Agreement, dated September 30, 2016, between the Trust and Advisory Research, Inc. related to The Small Capitalization - Mid Capitalization Equity Portfolio is filed herewith.

	(112)	Portfolio Management Agreement, dated September 30, 2016, between the Trust and Advisory Research, Inc. related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio is filed herewith.

(e)	Distribution Agreement, dated January 1, 2016, between the Trust and Unified Financial Securities, LLC (Incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(f)	[bonus, pension and profit-sharing plans] Not Applicable.

(g)	(1)(a)	Custodian Agreement, dated February, 2006 between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(a) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

	(1)(b)	Revised Schedule D, dated December 15, 2015, to the Custodian Agreement dated February, 2006, between State Street Bank and Trust Company and the Trust (Incorporated by reference to Exhibit (g)(1)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

	(2)	Foreign Custody Manager Delegation Agreement dated July 2, 2001, between Bankers Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

	(3)(a)	Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust (Incorporated by reference to Exhibit (g)(1)(d) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

	(3)(b)	Exhibit A, dated September 22, 2016, to the Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust is filed herewith

	(3)(c)	First Amendment, dated July 20, 2015, to the Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust (Incorporated by reference to Exhibit (g)(3)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(h)	Other Material Agreements

	(1)(a)	Letter Agreement (a/k/a Compliance Services Agreement) between the Trust and Alaric Compliance Services LLC dated January 1, 2009. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

	(1)(b)	Amendment dated January 1, 2010 to Letter Agreement (a/k/a Compliance Services Agreement), between the Trust and Alaric Compliance Services LLC, dated January 1, 2009 is filed herewith.

	(1)(c)	Second Amendment dated December 31, 2014 to Letter Agreement (a/k/a Compliance Services Agreement), between the Trust and Alaric Compliance Services, LLC. (Incorporated herein by reference to Exhibit (h)(4)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(1)(d)	Third Amendment dated December 15, 2015 to Letter Agreement (a/k/a Compliance Services Agreement), between the Trust and Alaric Compliance Services LLC dated January 1, 2009 is filed herewith.

	(2)(a)	Services Agreement, dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

	(2)(b)	Amendment dated March 31, 2015 to Services Agreement between the Trust and Citi Fund Services Ohio, Inc., dated June 11, 2014. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(2)(c)	Revised Schedule 5, dated December 15, 2015, to the Services Agreement, dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc (Incorporated by reference to Exhibit (h)(5)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

	(3)(a)	Transfer Agency Services Agreement, dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(3)(b)	Revised Schedule 5, dated December 15, 2015, to the Transfer Agency Services Agreement, dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(6)(b) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(i)	[Opinion of Counsel] Not Applicable.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	[Omitted Financial Statements] Not Applicable.

(l)	[Agreements regarding initial capital] Not Applicable.

(m)	Rule 12b-1 plan adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(n)	Plan pursuant to Rule 18f-3 adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(o)	Reserved.

(p)	(1)	Integrity Policy, dated November 12, 2013, adopted by Hirtle Callaghan & Co. LLC. (Incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

	(2)	Code of Ethics, dated August 8, 2016, adopted by Artisan Partners Limited Partnership is filed herewith.

	(3)	Code of Ethics, dated June, 2014, adopted by Frontier Capital Management Company LLC (Incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(4)	Code of Ethics, dated July, 2015, adopted by IronBridge Capital Management LLC. (Incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 76 filed with the Securities and Exchange Commission on October 16, 2015.)

(5)	Code of Ethics, dated August, 2015, adopted by Sustainable Growth Advisers, L.P. (Incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 78 filed with the Securities and Exchange Commission on December 23, 2015.)

(6)	Code of Ethics, dated June 30, 2016, adopted by Causeway Capital Management LLC. is filed herewith.

(7)	Code of Ethics, dated July 1, 2016, adopted by Wellington Management Company LLP is file herewith.

(8)	Code of Ethics, dated March, 2016 adopted by Breckinridge Capital Advisors, Inc. (Incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(9)	Code of Ethics and Personal Trading Policy, dated June 30, 2016, adopted by Jennison Associates LLC is filed herewith.

(10)	Code of Ethics, dated July, 2016, adopted by Pzena Investment Management, LLC is filed herewith.

(11)	Code of Ethics, dated July 1, 2015, adopted by Pacific Investment Management Company LLC. (Incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 76 filed with the Securities and Exchange Commission on October 16, 2015.)

(12)	Code of Ethics, dated January, 2016, adopted by AllianceBernstein L.P. (Incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(13)	The Personal Securities Trading Policy, dated June 22, 2016, adopted by The Boston Company Asset Management LLC is filed herewith

(14)	The Code of Conduct, dated November 2, 2015, adopted by The Boston Company Asset Management LLC is filed herewith.

(15)	Code of Ethics, dated March 31, 2016, adopted by Advisory Research, Inc. is filed herewith.

(16)	Code of Ethics, dated March, 2016, adopted by Lazard Asset Management, LLC (Incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(17)	Code of Ethics, dated June 14, 2016, adopted by HC Capital Trust (Incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(18)	Code of Ethics, dated January 1, 2016, adopted by Ultimus Asset Services, LLC and Unified Financial Securities, LLC (Incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(19)	Code of Ethics, dated February 1, 2016, adopted by Fort Washington Investment Advisors, Inc. (Incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(20)	Code of Ethics, dated March 21, 2016, adopted by Cadence Capital Management LLC (Incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(21)	Code of Ethics, dated December 31, 2015, adopted by Ariel Investments, LLC. (Incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(22)	Code of Ethics, dated September 15, 2015, adopted by Parametric Portfolio Associates LLC (Incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(23)	Code of Ethics, dated January 1, 2016, adopted by Western Asset Management Company (Incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(24)	The Personal Securities Trading Policy, dated April 27, 2015, adopted by Standish Mellon Asset Management Company LLC. (Incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 76 filed with the Securities and Exchange Commission on October 16, 2015.)

(25)	The Code of Conduct, dated November, 2015, adopted by Standish Mellon Asset Management Company LLC is filed herewith.

(26)	The Personal Securities Trading Policy, dated June 22, 2016, adopted by Mellon Capital Management LLC is filed herewith

(27)	The Code of Conduct, dated November, 2015, adopted by Mellon Capital Management (Incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(28)	The Code of Ethics, dated February 19, 2016, adopted by Vaughan Nelson Investment Management L.P. (Incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(29)	The Code of Ethics, dated March 21, 2016, adopted by RBC Global Asset Management (UK) Limited (Incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(30)	The Code of Ethics, dated August 2015, adopted by City of London Investment Management Company Ltd (“CLIM”) (Incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(31)	The Code of Ethics, dated January 2016, adopted by Agincourt Capital Management, LLC (Incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.).

Item 29.	Persons Controlled by or Under Common Control with the Fund

HC Commodity Related Securities Fund, Ltd.
HC Commodity Related Securities Fund II, Ltd.

Item 30.	Indemnification

Reference is made to Article VII of the Trust’s Amended and Restated and Declaration of Trust and to Article VI of the Trust’s By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Specialist Manager’s Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

Investment Manager	SEC File No. 801-

Artisan Partners Limited Partnership	70101
Frontier Capital Management Company LLC	15724
Jennison Associates LLC	5608
Mellon Capital Management Corporation	54328
IronBridge Capital Management, LP	57534
Breckinridge Capital Advisors, Inc.	43833
Causeway Capital Management LLC	60343
Sustainable Growth Advisers, L.P.	62151
Wellington Management Company LLP	15908
AllianceBernstein LP	56720
Pacific Investment Management Company Inc.	48187
Standish Mellon Asset Management Company LLC	60527
Pzena Investment Management, LLC	50838
The Boston Company Asset Management LLC	6829
City of London Investment Management Company Limited	46266
Advisory Research, Inc.	14172
Lazard Asset Management, LLC	61701
Fort Washington Investment Advisors Inc.	37235
Ariel Investments, LLC	18767
Parametric Portfolio Associates LLC	60485
Western Asset Management Company	8162
Cadence Capital Management LLC	48186
Agincourt Capital Management, LLC	56592
Vaughan Nelson Investment Management L.P.	51795
RBC Global Asset Management (UK) Limited	78436

HC Capital Solutions, an operating division of Hirtle, Callaghan & Co., LLC (“HC Capital”), has entered into an Investment Advisory Agreement with the Trust under which HC Capital has investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HC Capital’s officers and directors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedules A and D of HC Capital’s Form ADV, File No. 801-32688, which has been filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriters.

(a) Unified Financial Securities, LLC, the Registrant’s underwriter, also serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	American Pension Investors Trust

2.	The Bruce Fund

3.	Unified Series Trust

4.	Valued Advisers Trust

5.	Capitol Series Trust

6.	Cross Shore Discovery Fund

7.	Commonwealth International Series Trust

(b) The directors and officers of Unified Financial Securities, LLC are as follows:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Robert G. Dorsey[1]	Member	None

Mark J. Seger[1]	Member	None

Gary Tenkman[1]	Member	None

R. Jeffrey Young[2]	President	None

John C. Swhear[3]	Chief Compliance Officer	None

Stephen L. Preston[1]	Anti-Money Laundering Officer	None

Karyn E. Cunningham[3]	Treasurer / Controller	None

1	The principal business address of these individuals is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
2	The principal business address of this individual is 2 Easton Oval, Suite 300, Columbus, OH 43219.
3	The principal business address of these individuals is 9465 Counselors Row, Suite 200, Indianapolis, IN 46240.

(c) Not applicable.

Item 33.		Location of Accounts and Records.

	(a)	State Street Bank and Trust Company, State Street Financial Center, One Lincoln St., Boston, Massachusetts 02111 (records relating to its function custodian.)

	(b)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

	(c)	FIS Investor Services LLC, 4249 Easton Way, Suite 400, Columbus, OH 43219

	(d)	Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:

		Investment Manager	Location of Accounts and Records

The Value Equity Portfolio
		Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

		AllianceBernstein L.P.	1345 Avenue of the Americas
NY, NY 10105

		Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

		Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

The Institutional Value Equity Portfolio
		Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

		AllianceBernstein L.P.	1345 Avenue of the Americas
NY, NY 10105

		Pacific Investment Management Corporation	650 Newport Center Drive
Newport Beach, CA 92660

		Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

		Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

The Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

The Institutional Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

Pacific Investment Management Corporation	650 Newport Center Drive
Newport Beach, CA 92660

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

The Small Capitalization – Mid Capitalization Equity Portfolio
Frontier Capital Management	99 Summer Street
Company LLC	Boston, MA 02110

IronBridge Capital Management LLC	One Parkview Plaza, Suite 700, Oakbrook Terrace, IL 60181

Pzena Investment Management LLC	120 West 45th Street,
20th Floor
NY, NY 10036

Ariel Investments, LLC	200 East Randolph Street
Suite 2900
Chicago, IL 60601

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

Advisory Research, Inc.	180 N. Stetson Ave., Suite 5500
Chicago, IL 60601

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio
Frontier Capital Management	99 Summer Street
Company LLC	Boston, MA 02110

IronBridge Capital Management LLC	One Parkview Plaza, Suite 700, Oakbrook Terrace, IL 60181

Pzena Investment Management LLC	120 West 45th Street,
20th Floor
NY, NY 10036

Ariel Investments, LLC	200 East Randolph Street
Suite 2900
Chicago, IL 60601

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC	1918 Eighth Ave, Seattle, WA 98101

Advisory Research, Inc.	180 N. Stetson Ave., Suite 5500
Chicago, IL 60601

The Real Estate Securities Portfolio
Wellington Management Company LLP	280 Congress Street
Boston, MA 02110

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

The Commodity Returns Strategy Portfolio
Pacific Investment Management Corporation	650 Newport Center Drive
Newport Beach, CA 92660

Wellington Management Company LLP	280 Congress Street
Boston, MA 02110

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

Vaughan Nelson Investment Management L.P.	600 Travis, Suite 6300
Houston, TX 77002

The ESG Growth Portfolio
Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

Agincourt Capital Management, LLC	200 South 10th Street
Richmond, VA 23219

The Catholic SRI Growth Portfolio
Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

Agincourt Capital Management, LLC	200 South 10th Street
Richmond, VA 23219
The International Equity Portfolio
Causeway Capital Management LLC	11111 Santa Monica Blvd.,
15th Floor
Los Angeles, CA 90025

City of London Investment Management	1125 Airport Road,
Company Limited	Coatesville, PA 19320

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

875 E Wisconsin Ave., Suite 800
Milwaukee, WI 53202

The Institutional International Equity Portfolio
Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

875 E. Wisconsin Ave., Suite 800
Milwaukee, WI 53202

City of London Investment Management	1125 Airport Road,
Company Limited	Coatesville, PA 19320

Causeway Capital Management LLC	11111 Santa Monica Blvd.,
15th Floor
Los Angeles, CA 90025

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Lazard Asset Management, LLC	30 Rockefeller Plaza
New York, NY 10112

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101
The Emerging Markets Portfolio
The Boston Company Asset Management LLC	One Boston Place
Boston, MA 02108

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

RBC Global Asset Management (UK).	155 Wellington St West Limited 23rd Floor
Toronto, Ontario, M5V3K7

City of London Investment Management	1125 Airport Road
Company Ltd	Coatesville, PA 19320

The Core Fixed Income Portfolio
Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Agincourt Capital Management, LLC	200 South 10th Street
Richmond, VA 23219

The Fixed Income Opportunity Portfolio
Fort Washington Investment Advisors, Inc.	303 Broadway, Suite 1200 Cincinnati, OH 45202

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

Western Asset Management Company	385 E. Colorado Blvd.,
Pasadena, CA 91101

Parametric Portfolio Associates LLC	1918 Eighth Ave
Seattle, WA 98101

City of London Investment Management Company Ltd	1125 Airport Road Coatesville, PA 19320

U.S. Government Fixed Income Securities Portfolio
Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

The Inflation Protected Securities Portfolio
Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

The U.S. Corporate Fixed Income Securities Portfolio
Agincourt Capital Management, LLC	200 South 10th Street
Richmond, VA 23219

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon Capital Management Corporation	50 Fremont Street, Suite 3900
San Francisco, CA 94105

The Short-Term Municipal Bond Portfolio
Breckinridge Capital Advisors, Inc.	125 High Street, Oliver Street Tower, 4th Floor
Boston, Massachusetts 02110

The Intermediate-Term Municipal Bond Portfolio
Standish Mellon Asset Management Company LLC	BNY Mellon Center
201 Washington St.
Suite 2900
Boston, MA 02108

The Intermediate Term Municipal Bond II Portfolio
Breckinridge Capital Advisors, Inc.	125 High Street, Oliver Street Tower, 4th Floor
Boston, Massachusetts 02110

Item 34.	Management Services.

None.

Item 35.	Undertakings

Not Applicable.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of HC Capital Trust, a Delaware statutory trust (the “Trust”), does hereby constitute and appoint Robert J. Zion and Colette Bergman, and each of them, his true and lawful attorney and agent to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933, as amended (“Securities Act”), the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations and requirements of the Securities and Exchange Commission (“SEC”), in connection with the registration under the Securities Act of the shares of beneficial interest of the Trust (the “Securities”) and in connection with the registration of the Trust under the 1940 Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for on behalf of the Trust and the undersigned, the name of the undersigned as Trustee or an officer, as appropriate, of the Trust to a Registration Statement or to any amendment thereto filed with the SEC with respect to the Securities or with respect to the Trust and to any instrument or document filed as part of, as an exhibit to or in connection with any Registration Statement or amendment. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as a Trustee of the Trust on or about March 11, 2014.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of September 9, 2014.

/s/ Harvey G. Magarick Harvey G. Magarick, Trustee	/s/ R. Richard Williams R. Richard Williams, Trustee

/s/ Jarret Burt Kling Jarrett Burt Kling, Trustee	/s/ Richard W. Wortham Richard W. Wortham III, Trustee

/s/ Robert J. Zion Robert J. Zion, Trustee

HC CAPITAL TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint COLETTE BULL and MARK HAUSMANN, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 12th day of June, 2012.

/s/ Robert J. Zion
Robert J. Zion

HC CAPITAL TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint ROBERT J. ZION and MARK HAUSMANN, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 12th day of June, 2012.

/s/ Colette Bull
Colette Bull

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 81 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken and State of Pennsylvania on the 28th day of October, 2016.

HC Capital Trust

*
Robert J. Zion
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	Trustee	October 28, 2016
Robert J. Zion

*	Trustee	October 28, 2016
Jarrett Burt Kling

*	Trustee	October 28, 2016
Harvey Magarick

*	Trustee	October 28, 2016
Richard Williams

*	Trustee	October 28, 2016
Richard W. Wortham, III

*By:	/s/ Colette Bergman
Colette Bergman
As Attorney-in-fact and Treasurer
October 28, 2016

Exhibit List

Item 28

(d)(85)(b)	Amendment dated September 13, 2016 to the Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The ESG Growth Portfolio

(d)(86)(b)	Amendment dated September 13, 2016 to the Portfolio Management Agreement, dated June 23, 2015, between the Trust and Mellon Asset Management Company related to The ESG Growth Portfolio

(d)(89)(b)	Amendment dated September 13, 2016 to the Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Catholic SRI Growth Portfolio

(d)(90)(b)	Amendment dated September 13, 2016 to the Portfolio Management Agreement, dated December 15, 2015, between the Trust and Mellon Asset Management Company related to The Catholic SRI Growth Portfolio

(d)(111)	Portfolio Management Agreement, dated September 30, 2016, between the Trust and Advisory Research, Inc. related to The Small Capitalization - Mid Capitalization Equity Portfolio

(d)(112)	Portfolio Management Agreement, dated September 30, 2016, between the Trust and Advisory Research, Inc. related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

(g)(3)(b)	Exhibit A, dated September 22, 2016, to the Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust

(h)(1)(b)	Amendment dated January 1, 2010 to Letter Agreement (a/k/a Compliance Services Agreement), between the Trust and Alaric Compliance Services LLC, dated January 1, 2009

(h)(1)(d)	Third Amendment dated December 15, 2015 to Letter Agreement (a/k/a Compliance Services Agreement), between the Trust and Alaric Compliance Services LLC dated January 1, 2009

(j)	Consent of Independent Registered Public Accounting Firm

(p)(2)	Code of Ethics, dated August 8, 2016, adopted by Artisan Partners Limited Partnership

(p)(6)	Code of Ethics, dated June 30, 2016, adopted by Causeway Capital Management LLC.

(p)(7)	Code of Ethics, dated July 1, 2016, adopted by Wellington Management Company LLP

(p)(9)	Code of Ethics and Personal Trading Policy, dated June 30, 2016, adopted by Jennison Associates LLC

(p)(10)	Code of Ethics, dated July, 2016, adopted by Pzena Investment Management, LLC

(p)(13)	The Personal Securities Trading Policy, dated June 22, 2016, adopted by The Boston Company Asset Management LLC

(p)(14)	The Code of Conduct, dated November 2, 2015, adopted by The Boston Company Asset Management LLC

(p)(15)	Code of Ethics, dated March 31, 2016, adopted by Advisory Research, Inc.

(p)(25)	The Code of Conduct, dated November, 2015, adopted by Standish Mellon Asset Management Company LLC

(p)(26)	The Personal Securities Trading Policy, dated June 22, 2016, adopted by Mellon Capital Management LLC